UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end:  August 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Japan Index Fund  |  EWJ  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.85)%	(11.74)%	(10.16)%	(6.20)%	(6.15)%	(5.70)%	3.88%	3.85%	4.42%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.85)%	(11.74)%	(10.16)%	(27.40)%	(27.18)%	(25.44)%	46.30%	45.83%	54.09%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 3.36%, net of fees, while the total return for the Index was 3.82%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets
Consumer Cyclical	28.04%
Industrial	20.75
Financial	17.56
Consumer Non-Cyclical	11.49
Basic Materials	6.44
Communications	5.52
Technology	4.65
Utilities	3.57
Energy	1.78
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets
Toyota Motor Corp.	5.04%
Mitsubishi UFJ Financial Group Inc.	2.93
Honda Motor Co. Ltd.	2.74
Canon Inc.	2.27
Sumitomo Mitsui Financial Group Inc.	2.04
Mizuho Financial Group Inc.	1.69
Takeda Pharmaceutical Co. Ltd.	1.59
Mitsubishi Corp.	1.51
FANUC Corp.	1.51
Mitsui & Co. Ltd.	1.32

TOTAL	22.64%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Actual	$1,000.00	$1,033.60	0.52%	$2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

ADVERTISING — 0.33%
Dentsu Inc.	423,000	$13,195,886
Hakuhodo DY Holdings Inc.	59,220	3,625,341

		16,821,227
AGRICULTURE — 1.07%
Japan Tobacco Inc.	10,152	54,184,136

		54,184,136
AIRLINES — 0.15%
All Nippon Airways Co. Ltd.[a]	2,538,000	7,807,784

		7,807,784
APPAREL — 0.20%
ASICS Corp.	846,000	10,013,195

		10,013,195
AUTO MANUFACTURERS — 10.36%
Daihatsu Motor Co. Ltd.	341,000	6,563,850
Fuji Heavy Industries Ltd.	1,692,000	12,835,285
Hino Motors Ltd.	846,000	6,041,364
Honda Motor Co. Ltd.	3,637,800	139,102,928
Isuzu Motors Ltd.	2,538,000	14,361,305
Mazda Motor Corp.[a,b]	3,384,000	5,602,372
Mitsubishi Motors Corp.[b]	9,306,000	11,152,483
Nissan Motor Co. Ltd.	5,499,000	56,525,426
Suzuki Motor Corp.	761,400	18,127,228
Toyota Motor Corp.	6,175,800	255,989,733

		526,301,974
AUTO PARTS & EQUIPMENT — 3.45%
Aisin Seiki Co. Ltd.	423,200	14,964,151
Bridgestone Corp.	1,438,200	34,755,612
Denso Corp.	1,099,800	36,510,534
JTEKT Corp.	507,600	5,757,064
Koito Manufacturing Co. Ltd.	100,000	1,721,028
NGK Insulators Ltd.	846,000	11,675,093
NGK Spark Plug Co. Ltd.	389,000	5,267,408
NHK Spring Co. Ltd.	846,000	8,758,932
NOK Corp.	253,800	5,092,305
Stanley Electric Co. Ltd.	339,600	5,777,480
Sumitomo Electric Industries Ltd.	1,607,400	20,991,127
Sumitomo Rubber Industries Inc.	423,000	5,346,293
Toyoda Gosei Co. Ltd.	169,200	3,183,736
Toyota Boshoku Corp.	169,200	2,130,156

Security	Shares	Value

Toyota Industries Corp.	423,000	$13,242,921

		175,173,840
BANKS — 9.79%
Aozora Bank Ltd.	1,692,000	4,912,528
Bank of Kyoto Ltd. (The)	846,000	7,483,766
Bank of Yokohama Ltd. (The)	2,538,000	12,291,772
Chiba Bank Ltd. (The)	1,692,000	10,744,848
Fukuoka Financial Group Inc.	1,698,000	7,426,390
Gunma Bank Ltd. (The)	846,000	4,578,058
Hachijuni Bank Ltd. (The)	846,000	4,985,693
Hiroshima Bank Ltd. (The)	846,000	3,909,118
Hokuhoku Financial Group Inc.	3,384,000	6,563,973
Iyo Bank Ltd. (The)	846,000	7,703,262
Joyo Bank Ltd. (The)	1,692,000	7,671,905
Mitsubishi UFJ Financial Group Inc.	28,679,480	148,818,651
Mizuho Financial Group Inc.	51,183,080	86,000,727
Nishi-Nippon City Bank Ltd. (The)	1,692,000	4,828,910
Resona Holdings Inc.	4,145,400	19,922,913
Seven Bank Ltd.	1,015,200	2,232,587
Shinsei Bank Ltd.	3,384,000	4,389,918
Shizuoka Bank Ltd. (The)	1,692,000	17,267,013
Sumitomo Mitsui Financial Group Inc.	3,045,600	103,740,044
Sumitomo Mitsui Trust Holdings Inc.	6,774,320	23,602,153
Suruga Bank Ltd.	846,000	7,870,497
Yamaguchi Financial Group Inc.	55,000	504,201

		497,448,927
BEVERAGES — 0.79%
Asahi Group Holdings Ltd.	846,000	18,583,988
Coca-Cola West Co. Ltd.	84,600	1,444,493
Kirin Holdings Co. Ltd.	1,692,000	19,984,581

		40,013,062
BUILDING MATERIALS — 1.30%
Asahi Glass Co. Ltd.	2,538,000	22,890,289
Daikin Industries Ltd.	507,600	15,113,862
JS Group Corp.	592,200	12,438,103
Nippon Sheet Glass Co. Ltd.	1,692,000	2,842,995
Rinnai Corp.	84,600	6,166,790
TOTO Ltd.	846,000	6,428,095

		65,880,134
CHEMICALS — 3.68%
Air Water Inc.	78,000	1,018,606
Asahi Kasei Corp.	2,538,000	16,148,629

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Daicel Corp.	846,000	$5,539,659
Denki Kagaku Kogyo K.K.	846,000	3,407,413
Hitachi Chemical Co. Ltd.	253,800	4,706,620
JSR Corp.	423,000	8,920,941
Kaneka Corp.	846,000	4,881,171
Kansai Paint Co. Ltd.	95,000	901,408
Kuraray Co. Ltd.	761,400	11,024,967
Mitsubishi Chemical Holdings Corp.	2,961,000	17,120,682
Mitsubishi Gas Chemical Co. Inc.	846,000	5,393,328
Mitsui Chemicals Inc.	1,692,000	5,811,416
Nitto Denko Corp.	338,400	13,964,122
Shin-Etsu Chemical Co. Ltd.	930,600	50,071,201
Showa Denko K.K.	3,384,000	7,692,809
Sumitomo Chemical Co. Ltd.	3,384,000	14,716,679
Taiyo Nippon Sanso Corp.	846,000	5,612,824
Tosoh Corp.	846,000	2,498,073
Ube Industries Ltd.	2,538,000	7,368,792

		186,799,340
COMMERCIAL SERVICES — 1.16%
Benesse Holdings Inc.	169,200	7,797,331
Dai Nippon Printing Co. Ltd.	1,692,000	17,496,961
Secom Co. Ltd.	423,000	20,146,590
Toppan Printing Co. Ltd.	1,692,000	13,357,895

		58,798,777
COMPUTERS — 0.96%
Fujitsu Ltd.	4,230,000	23,047,072
Itochu Techno-Solutions Corp.	84,600	3,783,692
NTT Data Corp.	2,538	8,588,562
TDK Corp.	253,800	13,295,181

		48,714,507
COSMETICS & PERSONAL CARE — 1.10%
Kao Corp.	1,099,800	28,249,125
Shiseido Co. Ltd.	846,000	14,748,036
Unicharm Corp.	253,800	13,185,434

		56,182,595
DISTRIBUTION & WHOLESALE — 5.21%
Hitachi High-Technologies Corp.	169,200	3,888,213
ITOCHU Corp.	3,299,400	37,706,264
Marubeni Corp.	4,230,000	30,363,603
Mitsubishi Corp.	3,130,200	76,998,125
Mitsui & Co. Ltd.	3,891,600	67,264,003
Sojitz Corp.	1,945,800	3,630,044

Security	Shares	Value

Sumitomo Corp.	2,453,400	$36,525,167
Toyota Tsusho Corp.	423,000	8,523,758

		264,899,177
DIVERSIFIED FINANCIAL SERVICES — 1.76%
AEON Credit Service Co. Ltd.	169,270	2,455,189
Credit Saison Co. Ltd.	338,400	6,781,379
Daiwa Securities Group Inc.	3,384,000	14,089,548
Mitsubishi UFJ Lease & Finance Co. Ltd.	135,360	5,803,054
Nomura Holdings Inc.	8,037,000	37,235,915
ORIX Corp.	236,880	22,915,374

		89,280,459
ELECTRIC — 2.62%
Chubu Electric Power Co. Inc.	1,522,800	28,051,579
Chugoku Electric Power Co. Inc. (The)	676,800	12,325,219
Electric Power Development Co. Ltd.	253,800	6,512,758
Hokkaido Electric Power Co. Inc.	423,000	6,276,538
Hokuriku Electric Power Co.	423,000	7,907,079
Kansai Electric Power Co. Inc. (The)	1,607,400	26,730,422
Kyushu Electric Power Co. Inc.	930,600	13,739,399
Shikoku Electric Power Co. Inc.	423,000	11,695,997
Tohoku Electric Power Co. Inc.	930,600	10,991,520
Tokyo Electric Power Co. Inc. (The)[b]	3,214,800	8,936,620

		133,167,131
ELECTRICAL COMPONENTS & EQUIPMENT — 2.92%
Brother Industries Ltd.	507,600	6,591,149
Casio Computer Co. Ltd.[a]	423,000	2,921,386
Furukawa Electric Co. Ltd.	1,692,000	4,954,337
GS Yuasa Corp.[a]	846,000	4,578,058
Hitachi Ltd.	10,152,000	59,326,612
Mabuchi Motor Co. Ltd.	84,600	3,950,927
Mitsubishi Electric Corp.	4,230,000	38,098,221
Nidec Corp.	253,800	24,081,838
Ushio Inc.	253,800	3,778,465

		148,280,993
ELECTRONICS — 4.05%
Advantest Corp.	253,800	3,593,462
Hamamatsu Photonics K.K.	84,600	3,026,953
Hirose Electric Co. Ltd.	84,600	8,727,576
Hoya Corp.	1,015,200	23,730,645
IBIDEN Co. Ltd.	253,800	6,136,479
Keyence Corp.	84,651	22,297,496

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Kyocera Corp.	338,400	$30,060,489
Murata Manufacturing Co. Ltd.	423,000	25,320,423
NEC Corp.[b]	5,964,000	11,715,789
Nippon Electric Glass Co. Ltd.	846,500	7,948,357
Omron Corp.	423,000	9,406,968
Toshiba Corp.	9,306,000	40,930,764
Yaskawa Electric Corp.	846,000	8,152,706
Yokogawa Electric Corp.[b]	507,600	4,847,724

		205,895,831
ENGINEERING & CONSTRUCTION — 1.06%
Chiyoda Corp.	235,000	3,025,327
JGC Corp.	846,000	24,593,996
Kajima Corp.	1,692,000	5,246,998
Obayashi Corp.	1,692,000	7,671,905
Shimizu Corp.	1,692,000	6,877,539
Taisei Corp.	2,538,000	6,741,660

		54,157,425
ENTERTAINMENT — 0.39%
Oriental Land Co. Ltd.	84,600	8,800,741
Sankyo Co. Ltd.	169,200	8,173,610
Toho Co. Ltd.	169,200	3,003,959

		19,978,310
ENVIRONMENTAL CONTROL — 0.13%
Kurita Water Industries Ltd.	253,800	6,550,386

		6,550,386
FOOD — 1.36%
Ajinomoto Co. Inc.	1,692,000	20,026,390
Kikkoman Corp.	846,000	9,365,159
Meiji Holdings Co. Ltd.	169,228	7,202,749
Nippon Meat Packers Inc.	846,000	10,922,535
Nisshin Seifun Group Inc.	425,000	5,103,781
Nissin Foods Holdings Co. Ltd.	169,200	6,375,834
Toyo Suisan Kaisha Ltd.	89,000	2,294,823
Yakult Honsha Co. Ltd.	253,800	7,876,768

		69,168,039
FOREST PRODUCTS & PAPER — 0.27%
Nippon Paper Group Inc.	253,800	5,465,448
Oji Paper Co. Ltd.	1,692,000	8,445,367

		13,910,815
GAS — 0.95%
Osaka Gas Co. Ltd.	4,230,000	16,305,411

Security	Shares	Value

Toho Gas Co. Ltd.	846,000	$4,954,337
Tokyo Gas Co. Ltd.	5,922,000	27,144,329

		48,404,077
HAND & MACHINE TOOLS — 0.93%
Fuji Electric Holdings Co. Ltd.	846,000	2,205,411
Makita Corp.	253,800	10,598,517
SMC Corp.	169,200	28,973,462
THK Co. Ltd.	254,400	5,409,222

		47,186,612
HEALTH CARE — PRODUCTS — 0.56%
Shimadzu Corp.	236,000	2,052,681
Sysmex Corp.	169,200	6,112,439
Terumo Corp.	423,000	20,460,156

		28,625,276
HEALTH CARE — SERVICES — 0.13%
Miraca Holdings Inc.	169,200	6,490,808

		6,490,808
HOME BUILDERS — 0.52%
Daiwa House Industry Co. Ltd.	846,000	10,964,344
Sekisui Chemical Co. Ltd.	853,000	7,355,992
Sekisui House Ltd.	846,000	8,048,184

		26,368,520
HOME FURNISHINGS — 2.19%
Panasonic Corp.	4,906,815	46,012,757
Sharp Corp.	2,538,000	17,935,953
Sony Corp.	2,199,600	47,204,166

		111,152,876
INSURANCE — 2.76%
Dai-ichi Life Insurance Co. Ltd. (The)	19,458	25,674,752
MS&AD Insurance Group Holdings Inc.	1,269,040	27,328,104
NKSJ Holdings Inc.	846,050	19,923,045
Sony Financial Holdings Inc.	423,000	7,771,201
T&D Holdings Inc.	1,269,000	14,878,688
Tokio Marine Holdings Inc.	1,607,400	44,583,803

		140,159,593
INTERNET — 0.99%
Dena Co. Ltd.	253,800	8,293,810
Gree Inc.	169,200	5,313,892
Rakuten Inc.	16,074	16,046,197
SBI Holdings Inc.	38,070	3,692,235

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Trend Micro Inc.	253,800	$7,444,048
Yahoo! Japan Corp.	29,610	9,401,742

		50,191,924
IRON & STEEL — 1.98%
Daido Steel Co. Ltd.	846,000	5,602,372
Hitachi Metals Ltd.	242,000	3,037,707
Japan Steel Works Ltd. (The)	846,000	6,292,217
JFE Holdings Inc.	1,015,250	21,963,217
Kobe Steel Ltd.	5,922,000	10,316,309
Nippon Steel Corp.	10,998,000	31,795,552
Nisshin Steel Co. Ltd.	1,692,000	2,926,612
Sumitomo Metal Industries Ltd.	7,614,000	15,897,776
Yamato Kogyo Co. Ltd.	84,600	2,673,669

		100,505,431
LEISURE TIME — 0.61%
Sega Sammy Holdings Inc.	507,600	9,664,092
Shimano Inc.	169,200	9,845,960
Yamaha Corp.	338,400	3,248,539
Yamaha Motor Co. Ltd.	592,200	8,531,075

		31,289,666
MACHINERY — 4.57%
Amada Co. Ltd.	846,000	5,968,199
FANUC Corp.	423,000	76,980,356
Hitachi Construction Machinery Co. Ltd.	169,200	3,551,653
IHI Corp.	2,538,000	6,459,451
Kawasaki Heavy Industries Ltd.	3,384,000	10,661,231
Komatsu Ltd.	2,115,000	63,287,991
Kubota Corp.	2,538,000	25,085,248
Mitsubishi Heavy Industries Ltd.	6,768,000	31,858,265
Nabtesco Corp.	169,200	3,959,288
Sumitomo Heavy Industries Ltd.	846,000	4,672,128

		232,483,810
MANUFACTURING — 1.27%
FUJIFILM Holdings Corp.	1,015,200	25,800,178
Konica Minolta Holdings Inc.	1,269,000	10,755,300
Nikon Corp.	761,400	20,704,737
Olympus Corp.	423,000	7,102,261

		64,362,476
MEDIA — 0.11%
Jupiter Telecommunications Co. Ltd.	5,922	5,794,692

		5,794,692

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.24%
Maruichi Steel Tube Ltd.	84,600	$1,893,936
NSK Ltd.	846,000	6,710,304
NTN Corp.	846,000	3,700,074

		12,304,314
MINING — 0.52%
Mitsubishi Materials Corp.	2,538,000	8,215,419
Sumitomo Metal Mining Co. Ltd.	1,215,000	18,088,399

		26,303,818
OFFICE & BUSINESS EQUIPMENT — 2.65%
Canon Inc.	2,538,050	115,394,415
Ricoh Co. Ltd.	1,692,000	15,615,567
Seiko Epson Corp.	253,800	3,449,222

		134,459,204
OIL & GAS — 1.78%
Cosmo Oil Co. Ltd.	1,692,000	4,954,337
Idemitsu Kosan Co. Ltd.	84,600	8,758,932
INPEX Corp.	5,076	36,185,471
JX Holdings Inc.	4,822,295	30,385,106
Showa Shell Sekiyu K.K.	338,400	2,291,119
TonenGeneral Sekiyu K.K.	846,000	7,860,044

		90,435,009
PACKAGING & CONTAINERS — 0.07%
Toyo Seikan Kaisha Ltd.	253,800	3,734,566

		3,734,566
PHARMACEUTICALS — 5.32%
Alfresa Holdings Corp.	84,600	3,736,657
Astellas Pharma Inc.	1,015,230	41,893,603
Chugai Pharmaceutical Co. Ltd.	507,600	8,340,845
Daiichi Sankyo Co. Ltd.	1,438,269	26,529,968
Dainippon Sumitomo Pharma Co. Ltd.	338,400	3,524,477
Eisai Co. Ltd.	592,200	24,071,386
Hisamitsu Pharmaceutical Co. Inc.	84,600	3,835,952
Kyowa Hakko Kirin Co. Ltd.	846,000	9,072,498
Medipal Holdings Corp.	253,800	3,063,536
Mitsubishi Tanabe Pharma Corp.	592,200	8,121,349
Ono Pharmaceutical Co. Ltd.	169,200	9,281,542
Otsuka Holdings Co. Ltd.	592,200	16,703,640
Santen Pharmaceutical Co. Ltd.	169,200	6,720,756
Shionogi & Co. Ltd.	592,200	8,231,097
Suzuken Co. Ltd.	169,200	5,006,597

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Taisho Pharmaceutical Holdings Co. Ltd.[b]	84,600	$6,804,374
Takeda Pharmaceutical Co. Ltd.	1,776,600	80,555,004
Tsumura & Co.	169,200	4,897,895

		270,391,176
REAL ESTATE — 2.64%
AEON Mall Co. Ltd.	253,800	5,697,487
Daito Trust Construction Co. Ltd.	169,200	14,967,531
Mitsubishi Estate Co. Ltd.	2,644,000	48,019,274
Mitsui Fudosan Co. Ltd.	1,798,000	34,253,966
Nomura Real Estate Holdings Inc.	253,800	4,415,004
NTT Urban Development Corp.	3,384	2,725,930
Sumitomo Realty & Development Co. Ltd.	846,000	19,817,346
Tokyu Land Corp.	846,000	4,086,805

		133,983,343
REAL ESTATE INVESTMENT TRUSTS — 0.62%
Japan Prime Realty Investment Corp.	1,692	4,498,621
Japan Real Estate Investment Corp.	846	7,504,670
Japan Retail Fund Investment Corp.	4,230	6,360,156
Nippon Building Fund Inc.	846	8,142,253
Nomura Real Estate Office Fund Inc.	846	4,917,754

		31,423,454
RETAIL — 3.32%
ABC-MART Inc.	84,600	2,992,461
AEON Co. Ltd.	1,269,000	16,179,985
Citizen Holdings Co. Ltd.	507,600	3,148,199
FamilyMart Co. Ltd.	169,200	6,626,686
Fast Retailing Co. Ltd.	104,300	21,687,287
Isetan Mitsukoshi Holdings Ltd.	846,060	9,564,429
J. Front Retailing Co. Ltd.	846,000	4,285,397
Lawson Inc.	169,200	9,992,291
Marui Group Co. Ltd.	507,600	4,151,609
McDonald’s Holdings Co. (Japan) Ltd.	169,200	4,429,637
Nitori Holdings Co. Ltd.	84,600	7,180,652
Seven & I Holdings Co. Ltd.	1,692,080	46,953,443
Shimamura Co. Ltd.	84,600	9,291,994
Takashimaya Co. Ltd.	846,000	6,511,712
USS Co. Ltd.	50,760	4,991,964
Yamada Denki Co. Ltd.	169,200	11,016,605

		169,004,351

Security	Shares	Value

SEMICONDUCTORS — 0.75%
Rohm Co. Ltd.	253,800	$12,824,833
Sumco Corp.[b]	169,200	1,827,042
Tokyo Electron Ltd.	423,052	23,572,579

		38,224,454
SOFTWARE — 0.30%
Konami Corp.	169,200	4,670,037
Nomura Research Institute Ltd.	169,200	4,040,815
Oracle Corp. Japan	84,600	3,061,446
Square Enix Holdings Co. Ltd.	169,200	3,315,434

		15,087,732
STORAGE & WAREHOUSING — 0.07%
Mitsubishi Logistics Corp.	284,000	3,343,860

		3,343,860
TELECOMMUNICATIONS — 4.08%
KDDI Corp.	6,768	43,146,627
Nippon Telegraph and Telephone Corp.	1,015,200	48,100,964
NTT DoCoMo Inc.	33,840	58,030,541
SoftBank Corp.	1,945,800	58,200,912

		207,479,044
TEXTILES — 0.64%
Teijin Ltd.	2,538,000	8,528,984
Toray Industries Inc.	3,384,000	24,165,456

		32,694,440
TOYS, GAMES & HOBBIES — 0.92%
Namco Bandai Holdings Inc.	423,098	5,932,990
Nintendo Co. Ltd.	253,800	37,627,873
Sanrio Co. Ltd.[a]	84,600	3,475,352

		47,036,215
TRANSPORTATION — 4.20%
Central Japan Railway Co.	3,384	27,886,435
East Japan Railway Co.	761,400	49,010,304
Kamigumi Co. Ltd.	846,000	7,295,626
Kawasaki Kisen Kaisha Ltd.	1,692,000	3,574,648
Keikyu Corp.	850,000	7,603,163
Keio Corp.	1,692,000	12,208,154
Keisei Electric Railway Co. Ltd.	120,000	885,100
Kintetsu Corp.[a]	3,719,000	14,243,761
Mitsui O.S.K. Lines Ltd.	2,538,000	11,601,927
Nippon Express Co. Ltd.	1,692,000	6,668,495

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Nippon Yusen K.K.	3,384,000	$10,117,717
Odakyu Electric Railway Co. Ltd.	956,000	9,165,505
Tobu Railway Co. Ltd.	1,692,000	8,842,550
Tokyu Corp.	2,538,000	12,260,415
West Japan Railway Co.	423,000	17,324,500
Yamato Holdings Co. Ltd.	930,600	14,739,674

		213,427,974

TOTAL COMMON STOCKS
(Cost: $6,482,037,285)		5,071,776,779

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	33,001,780	33,001,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	2,440,712	2,440,712
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,842,702	1,842,702

		37,285,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,285,194)		37,285,194

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $6,519,322,479)		5,109,061,973
Other Assets, Less Liabilities — (0.53)%		(27,172,659)

NET ASSETS — 100.00%		$5,081,889,314

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 29, 2012

ASSETS
Investments, at cost:
Unaffiliated	$6,482,037,285
Affiliated (Note 2)	37,285,194

Total cost of investments	$6,519,322,479

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,071,776,779
Affiliated (Note 2)	37,285,194

Total fair value of investments	5,109,061,973
Foreign currencies, at value[b]	2,281,613
Receivables:
Investment securities sold	36,893
Dividends and interest	6,959,526
Capital shares sold	1,137,267

Total Assets	5,119,477,272

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	35,442,492
Capital shares redeemed	81,383
Investment advisory fees (Note 2)	2,064,083

Total Liabilities	37,587,958

NET ASSETS	$5,081,889,314

Net assets consist of:
Paid-in capital	$7,458,339,147
Distributions in excess of net investment income	(3,690,039)
Accumulated net realized loss	(962,210,247)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,410,549,547)

NET ASSETS	$5,081,889,314

Shares outstanding[c]	507,600,000

Net asset value per share	$10.01

[a]	Securities on loan with values of $33,735,728. See Note 5.
[b]	Cost of foreign currencies: $2,361,423.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Six months ended February 29, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$70,217,878
Interest — affiliated (Note 2)	471
Securities lending income — affiliated (Note 2)	619,965

Total investment income	70,838,314

EXPENSES
Investment advisory fees (Note 2)	15,249,020

Total expenses	15,249,020

Net investment income	55,589,294

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(109,422,224)
In-kind redemptions — unaffiliated	(79,003,844)
Foreign currency transactions	(1,136,436)

Net realized loss	(189,562,504)

Net change in unrealized appreciation/depreciation on:
Investments	222,111,512
Translation of assets and liabilities in foreign currencies	(460,297)

Net change in unrealized appreciation/depreciation	221,651,215

Net realized and unrealized gain	32,088,711

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,678,005

[a]	Net of foreign withholding tax of $5,285,216.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN INDEX FUND

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,589,294	$90,153,430
Net realized loss	(189,562,504)	(34,907,354)
Net change in unrealized appreciation/depreciation	221,651,215	(73,435,639)

Net increase (decrease) in net assets resulting from operations	87,678,005	(18,189,563)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,475,745)	(93,105,502)

Total distributions to shareholders	(62,475,745)	(93,105,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,900,477	4,949,223,864
Cost of shares redeemed	(2,238,722,311)	(1,586,188,582)

Net increase (decrease) in net assets from capital share transactions	(2,137,821,834)	3,363,035,282

INCREASE (DECREASE) IN NET ASSETS	(2,112,619,574)	3,251,740,217

NET ASSETS
Beginning of period	7,194,508,888	3,942,768,671

End of period	$5,081,889,314	$7,194,508,888

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,690,039)	$3,196,412

SHARES ISSUED AND REDEEMED
Shares sold	10,200,000	471,600,000
Shares redeemed	(237,000,000)	(155,400,000)

Net increase (decrease) in shares outstanding	(226,800,000)	316,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® MSCI JAPAN INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$9.80	$9.43	$10.24	$11.62	$14.07	$13.80

Income from investment operations:
Net investment income[a]	0.09	0.16	0.12	0.13	0.14	0.10
Net realized and unrealized gain (loss)[b]	0.23	0.37	(0.77)	(1.39)	(2.39)	0.27

Total from investment operations	0.32	0.53	(0.65)	(1.26)	(2.25)	0.37

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.16)	(0.12)	(0.20)	(0.10)

Total distributions	(0.11)	(0.16)	(0.16)	(0.12)	(0.20)	(0.10)

Net asset value, end of period	$10.01	$9.80	$9.43	$10.24	$11.62	$14.07

Total return	3.36%[c]	5.54%	(6.41)%	(10.68)%	(16.13)%	2.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,081,889	$7,194,509	$3,942,769	$6,164,170	$7,499,536	$11,780,006
Ratio of expenses to average net assets[d]	0.52%	0.51%	0.54%	0.56%	0.52%	0.52%
Ratio of net investment income to average net assets[d]	1.91%	1.53%	1.20%	1.46%	1.11%	0.68%
Portfolio turnover rate[e]	1%	4%	5%	4%	4%	3%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Japan	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of the Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

As of February 29, 2012, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Fund of $333,828.

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012, aggregated $56,611,652 and $93,272,128, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 29, 2012, aggregated $99,582,732 and $2,209,866,948, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Fund, as follows:

Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$5,594,562	$8,733,802	$68,122,871	$27,817,841	$44,443,527	$116,295,478	$173,577,101	$139,228,194	$583,813,376

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, the cost of investments for federal income tax purposes was $6,617,004,175. Net unrealized depreciation was $1,507,942,202, of which $92,540,853 represented gross unrealized appreciation on securities and $1,600,483,055 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Section 19(a) Notice

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.09582	$—	$0.01011	$0.10593	90%	—%	10%	100%

SUPPLEMENTAL INFORMATION	23

Notes:

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-81-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Austria Investable Market Index Fund  |  EWO  |  NYSE Arca

iShares MSCI Belgium Investable Market Index Fund  |  EWK  |  NYSE Arca

iShares MSCI Emerging Markets Eastern Europe Index Fund  |  ESR  |  NYSE Arca

iShares MSCI EMU Index Fund  |  EZU  |  NYSE Arca

iShares MSCI France Index Fund  |  EWQ  |  NYSE Arca

iShares MSCI Germany Index Fund  |  EWG  |  NYSE Arca

iShares MSCI Italy Index Fund  |  EWI  |  NYSE Arca

iShares MSCI Netherlands Investable Market Index Fund  |  EWN  |  NYSE Arca

iShares MSCI Spain Index Fund  |  EWP  |  NYSE Arca

iShares MSCI Sweden Index Fund  |  EWD  |  NYSE Arca

iShares MSCI Switzerland Index Fund  |  EWL  |  NYSE Arca

iShares MSCI United Kingdom Index Fund  |  EWU  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.30)%	(24.14)%	(23.88)%	(11.44)%	(11.38)%	(12.52)%	10.39%	10.39%	10.24%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.30)%	(24.14)%	(23.88)%	(45.54)%	(45.33)%	(48.77)%	168.83%	168.77%	165.14%

Index performance reflects the performance of the MSCI Austria IndexSM through January 31, 2008 and the MSCI Austria Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Vienna Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (9.91)%, net of fees, while the total return for the Index was (9.48)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	31.17%
Industrial	24.48
Energy	15.60
Basic Materials	12.06
Communications	8.25
Utilities	5.54
Consumer Non-Cyclical	1.40
Consumer Cyclical	0.45
Short-Term and Other Net Assets	1.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

OMV AG	13.27%
Erste Group Bank AG	10.68
voestalpine AG	8.64
Andritz AG	8.33
Telekom Austria AG	8.25
IMMOFINANZ AG	4.65
Verbund AG	4.32
Raiffeisen International Bank Holding AG	4.30
Vienna Insurance Group AG	4.11
Wienerberger AG	3.43

TOTAL	69.98%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.27)%	(9.29)%	(5.11)%	(10.84)%	(10.88)%	(10.89)%	4.76%	4.77%	3.95%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.27)%	(9.29)%	(5.11)%	(43.65)%	(43.77)%	(43.80)%	59.14%	59.39%	47.25%

Index performance reflects the performance of the MSCI Belgium IndexSM through November 30, 2007 and the MSCI Belgium Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Brussels Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (2.48)%, net of fees, while the total return for the Index was 2.17%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	42.37%
Financial	15.32
Basic Materials	13.71
Communications	10.65
Diversified	7.93
Industrial	3.79
Utilities	3.54
Consumer Cyclical	1.67
Technology	0.82
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Anheuser-Busch InBev NV	24.51%
Solvay SA	6.87
Groupe Bruxelles Lambert SA	5.92
Belgacom SA	5.76
Delhaize Group SA	5.76
Umicore	4.73
UCB SA	4.56
Colruyt SA	4.32
Ageas	4.02
Elia System Operator SA	3.54

TOTAL	69.99%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Return
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.52)%	(12.01)%	(10.57)%	8.90%	8.64%	9.17%	22.90%	22.18%	23.62%

Total returns for the period since inception are calculated from the inception date of the Fund (9/30/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 1.33%, net of fees, while the total return for the Index was 0.73%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Energy	48.95%
Financial	20.57
Basic Materials	10.33
Communications	8.34
Utilities	7.73
Consumer Non-Cyclical	3.40
Technology	0.33
Industrial	0.26
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Gazprom OAO (Russia)	21.01%
LUKOIL OAO (Russia)	9.72
Sberbank of Russia (Russia)	8.78
NovaTek OAO SP GDR (Russia)	3.92
Rosneft Oil Co. OJSC (Russia)	3.66
Uralkali OJSC (Russia)	3.36
Tatneft OAO (Russia)	2.79
MMC Norilsk Nickel OJSC (Russia)	2.79
Mobile TeleSystems OJSC SP ADR (Russia)	2.79
Magnit OJSC SP GDR (Russia)	2.30

TOTAL	61.12%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.06)%	(15.49)%	(15.05)%	(6.19)%	(6.29)%	(6.10)%	4.47%	4.41%	4.65%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.06)%	(15.49)%	(15.05)%	(27.36)%	(27.72)%	(27.01)%	54.86%	53.94%	57.49%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EMU Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU IndexSM (the “Index”). The Index consists of stocks from Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 1.43%, net of fees, while the total return for the Index was 1.59%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	19.75%
Consumer Non-Cyclical	16.98
Industrial	12.45
Basic Materials	10.70
Communications	9.85
Consumer Cyclical	8.67
Energy	8.36
Utilities	7.03
Technology	4.10
Diversified	2.00
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Total SA (France)	4.00%
Sanofi (France)	2.85
Siemens AG Registered (Germany)	2.77
BASF SE (Germany)	2.72
Banco Santander SA (Spain)	2.40
Telefonica SA (Spain)	2.37
SAP AG (Germany)	2.10
Bayer AG Registered (Germany)	2.07
Eni SpA (Italy)	1.87
Allianz SE Registered (Germany)	1.86

TOTAL	25.01%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.11)%	(15.40)%	(15.11)%	(5.35)%	(5.40)%	(5.22)%	4.45%	4.40%	4.64%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.11)%	(15.40)%	(15.11)%	(24.03)%	(24.24)%	(23.52)%	54.51%	53.76%	57.35%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI France Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France IndexSM (the “Index”). The Index consists of stocks traded primarily on the Paris Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (1.00)%, net of fees, while the total return for the Index was (0.86)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	23.34%
Industrial	15.58
Financial	14.60
Energy	13.82
Communications	9.30
Basic Materials	6.19
Consumer Cyclical	5.38
Utilities	4.81
Diversified	4.70
Technology	2.20
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Total SA	12.24%
Sanofi	8.69
BNP Paribas SA	4.86
LVMH Moet Hennessy Louis Vuitton SA	4.41
Danone SA	4.07
L’Air Liquide SA	3.80
Schneider Electric SA	3.43
GDF Suez	3.31
France Telecom SA	2.91
AXA	2.89

TOTAL	50.61%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.02)%	(9.53)%	(9.03)%	(1.04)%	(1.19)%	(0.96)%	6.94%	6.89%	7.09%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.02)%	(9.53)%	(9.03)%	(5.09)%	(5.79)%	(4.70)%	95.60%	94.65%	98.45%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Germany Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany IndexSM (the “Index”). The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 9.56%, net of fees, while the total return for the Index was 9.85%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Basic Materials	23.00%
Consumer Cyclical	17.68
Financial	16.84
Industrial	13.14
Technology	8.21
Consumer Non-Cyclical	7.90
Utilities	7.34
Communications	4.96
Diversified	0.66
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Siemens AG Registered	9.22%
BASF SE	9.06
SAP AG	6.97
Bayer AG Registered	6.87
Allianz SE Registered	6.19
Daimler AG Registered	6.16
Deutsche Bank AG Registered	4.87
E.ON AG	4.65
Deutsche Telekom AG Registered	3.68
Bayerische Motoren Werke AG	3.44

TOTAL	61.11%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.05)%	(25.04)%	(24.88)%	(13.15)%	(13.21)%	(13.11)%	1.63%	1.59%	1.56%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.05)%	(25.04)%	(24.88)%	(50.57)%	(50.75)%	(50.46)%	17.52%	17.08%	16.69%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Italy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy IndexSM (the “Index”). The Index consists of stocks traded primarily on the Milan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 0.09%, net of fees, while the total return for the Index was 0.04%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Energy	28.65%
Financial	28.06
Utilities	17.65
Consumer Cyclical	7.27
Industrial	6.62
Communications	5.67
Consumer Non-Cyclical	4.81
Diversified	1.13
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Eni SpA	21.99%
Enel SpA	10.35
UniCredit SpA	7.98
Intesa Sanpaolo SpA	7.86
Saipem SpA	4.89
Assicurazioni Generali SpA	4.42
Snam SpA	3.96
Tenaris SA	3.95
Fiat Industrial SpA	3.46
Telecom Italia SpA	3.28

TOTAL	72.14%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.85)%	(14.27)%	(13.24)%	(3.51)%	(3.59)%	(2.85)%	3.85%	3.82%	4.41%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.85)%	(14.27)%	(13.24)%	(16.35)%	(16.72)%	(13.44)%	45.88%	45.50%	53.90%

Index performance reflects the performance of the MSCI Netherlands IndexSM through January 31, 2008 and the MSCI Netherlands Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 2.77%, net of fees, while the total return for the Index was 3.37%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	35.32%
Financial	19.28
Industrial	16.05
Communications	11.14
Basic Materials	7.89
Technology	6.74
Energy	2.93
Consumer Cyclical	0.31
Diversified	0.13
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Unilever NV CVA	19.47%
ING Groep NV CVA	12.03
Koninklijke Philips Electronics NV	7.60
Koninklijke KPN NV	5.87
Heineken NV	4.88
ASML Holding NV	4.79
Akzo Nobel NV	4.74
Koninklijke Ahold NV	4.51
Reed Elsevier NV	3.21
Koninklijke DSM NV	3.15

TOTAL	70.25%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.02)%	(19.03)%	(21.21)%	(5.41)%	(5.47)%	(5.99)%	8.25%	8.22%	7.89%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.02)%	(19.03)%	(21.21)%	(24.29)%	(24.52)%	(26.58)%	121.01%	120.31%	113.73%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Spain Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain IndexSM (the “Index”). The Index consists of stocks traded primarily on the Madrid Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (6.71)%, net of fees, while the total return for the Index was (7.64)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	42.44%
Communications	18.13
Utilities	11.58
Industrial	7.73
Consumer Cyclical	5.90
Consumer Non-Cyclical	5.51
Energy	4.39
Technology	3.12
Basic Materials	1.05
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Banco Santander SA	19.87%
Telefonica SA	18.13
Banco Bilbao Vizcaya Argentaria SA	11.20
Industria de Diseno Textil SA	4.77
Iberdrola SA	4.59
Repsol YPF SA	4.39
Abertis Infraestructuras SA	3.07
Gas Natural SDG SA	2.70
Red Electrica Corporacion SA	2.43
Actividades de Construcciones y Servicios SA	2.41

TOTAL	73.56%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.64)%	(4.93)%	(4.66)%	2.14%	2.07%	2.13%	11.19%	11.11%	11.25%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.64)%	(4.93)%	(4.66)%	11.19%	10.79%	11.09%	188.81%	186.84%	190.42%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Sweden Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stockholm Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 10.25%, net of fees, while the total return for the Index was 10.54%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	24.52%
Industrial	23.62
Consumer Cyclical	20.13
Communications	18.58
Consumer Non-Cyclical	5.72
Basic Materials	5.35
Energy	1.52
Diversified	0.52
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Hennes & Mauritz AB Class B	10.76%
Telefonaktiebolaget LM Ericsson Class B	8.86
Nordea Bank AB	7.44
Volvo AB Class B	5.94
Atlas Copco AB Class A	5.14
Svenska Handelsbanken AB Class A	4.83
TeliaSonera AB	4.63
Sandvik AB	4.50
Swedbank AB Class A	4.10
Skandinaviska Enskilda Banken AB Class A	3.09

TOTAL	59.29%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.56)%	(3.09)%	(2.61)%	1.40%	1.23%	0.63%	8.35%	8.34%	8.09%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.56)%	(3.09)%	(2.61)%	7.20%	6.33%	3.19%	123.00%	122.87%	117.73%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland IndexSM (the “Index”). The Index consists of stocks traded primarily on the Zurich Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (0.77)%, net of fees, while the total return for the Index was (0.53)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	55.66%
Financial	18.55
Industrial	10.08
Consumer Cyclical	5.96
Basic Materials	5.42
Energy	1.84
Communications	1.41
Short-Term and Other Net Assets	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Nestle SA Registered	22.95%
Roche Holding AG Genusschein	12.57
Novartis AG Registered	12.11
Zurich Financial Services AG Registered	4.48
ABB Ltd. Registered	4.31
UBS AG Registered	4.06
Syngenta AG Registered	3.72
Compagnie Financiere Richemont SA Class A Bearer	3.70
Credit Suisse Group AG Registered	3.49
Swiss Re AG	2.76

TOTAL	74.15%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.73)%	(1.39)%	(0.22)%	(2.04)%	(2.11)%	(1.47)%	5.53%	5.54%	6.22%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.73)%	(1.39)%	(0.22)%	(9.79)%	(10.12)%	(7.13)%	71.28%	71.45%	82.89%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom IndexSM (the “Index”). The Index consists of stocks traded primarily on the London Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 8.07%, net of fees, while the total return for the Index was 8.39%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	26.71%
Energy	20.75
Financial	18.15
Basic Materials	12.39
Communications	9.42
Utilities	4.24
Consumer Cyclical	3.82
Industrial	3.09
Technology	0.79
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

HSBC Holdings PLC	6.60%
BP PLC	6.22
Vodafone Group PLC	5.67
Royal Dutch Shell PLC Class A	5.54
GlaxoSmithKline PLC	4.67
British American Tobacco PLC	4.17
Royal Dutch Shell PLC Class B	4.13
BG Group PLC	3.43
Rio Tinto PLC	3.28
BHP Billiton PLC	2.87

TOTAL	46.58%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Austria Investable Market
Actual	$1,000.00	$900.90	0.52%	$2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Belgium Investable Market
Actual	1,000.00	975.20	0.52	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Emerging Markets Eastern Europe
Actual	1,000.00	1,013.30	0.69	3.45
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.47

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
EMU
Actual	$1,000.00	$1,014.30	0.52%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
France
Actual	1,000.00	990.00	0.52	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Germany
Actual	1,000.00	1,095.60	0.52	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Italy
Actual	1,000.00	1,000.90	0.52	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Netherlands Investable Market
Actual	1,000.00	1,027.70	0.52	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Spain
Actual	1,000.00	932.90	0.52	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Sweden
Actual	1,000.00	1,102.50	0.52	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Switzerland
Actual	1,000.00	992.30	0.52	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
United Kingdom
Actual	1,000.00	1,080.70	0.52	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.95%

AUTO MANUFACTURERS — 0.45%
Rosenbauer International AG	6,721	$353,513

		353,513
BANKS — 14.98%
Erste Group Bank AG	331,820	8,360,394
Raiffeisen International Bank Holding AGa	92,543	3,365,360

		11,725,754
BIOTECHNOLOGY — 0.34%
Intercell AGa,b	82,438	263,452

		263,452
BUILDING MATERIALS — 3.43%
Wienerberger AG	216,811	2,682,759

		2,682,759
CHEMICALS — 2.53%
Lenzing AG	19,176	1,982,879

		1,982,879
COMMERCIAL SERVICES — 1.06%
Kapsch TrafficCom AG	9,682	828,255

		828,255
ELECTRIC — 5.54%
EVN AG	68,714	954,116
Verbund AG	120,179	3,382,462

		4,336,578
ELECTRICAL COMPONENTS & EQUIPMENT — 1.22%
Zumtobel AG	53,345	951,937

		951,937
ELECTRONICS — 0.44%
Austria Technologie & Systemtechnik AG	28,012	341,367

		341,367
ENGINEERING & CONSTRUCTION — 3.02%
Flughafen Wien AG	20,915	780,586
Strabag SE	52,405	1,584,308

		2,364,894
ENVIRONMENTAL CONTROL — 0.46%
BWT AG	17,766	356,484

		356,484

Security	Shares	Value

INSURANCE — 4.11%
Vienna Insurance Group AG	72,568	$3,217,038

		3,217,038
IRON & STEEL — 9.53%
AMAG Austria Metall AGb,c	27,448	695,791
voestalpine AG	189,974	6,761,079

		7,456,870
MACHINERY — 9.12%
Andritz AG	65,471	6,517,743
Palfinger AG	24,675	621,041

		7,138,784
MANUFACTURING — 2.46%
RHI AG	44,509	1,064,569
Semperit AG Holding	19,364	862,577

		1,927,146
OIL & GAS — 13.27%
OMV AG	277,958	10,385,053

		10,385,053
OIL & GAS SERVICES — 2.33%
Schoeller-Bleckmann Oilfield Equipment AG	20,116	1,824,441

		1,824,441
PACKAGING & CONTAINERS — 1.69%
Mayr-Melnhof Karton AGa	13,301	1,319,154

		1,319,154
REAL ESTATE — 12.07%
Atrium European Real Estate Ltd.	407,114	1,944,209
CA Immobilien Anlagen AGb	155,805	1,626,512
conwert Immobilien Invest SE	141,188	1,598,382
IMMOEAST AG Escrow[b,d]	998,769	134
IMMOFINANZ AGb	1,034,470	3,635,269
IMMOFINANZ AG Escrow[b,d]	897,599	120
S IMMO AGa,b	109,933	643,817

		9,448,443
TELECOMMUNICATIONS — 8.25%
Telekom Austria AG	552,767	6,460,454

		6,460,454

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value
TRANSPORTATION — 2.65%
Oesterreichische Post AG	62,698	$2,076,648

		2,076,648

TOTAL COMMON STOCKS
(Cost: $130,117,097)		77,441,903

SHORT-TERM INVESTMENTS — 4.99%

MONEY MARKET FUNDS — 4.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	3,574,123	3,574,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	264,331	264,331
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	69,961	69,961

		3,908,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,908,415)		3,908,415

TOTAL INVESTMENTS IN SECURITIES — 103.94%
(Cost: $134,025,512)		81,350,318
Other Assets, Less Liabilities — (3.94)%		(3,084,931)

NET ASSETS — 100.00%		$78,265,387

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

AGRICULTURE — 1.04%
SIPEF NV	3,135	$272,590

		272,590
BANKS — 3.37%
Dexia SAa,b	121,770	45,121
KBC Groep NV	35,310	837,462

		882,583
BEVERAGES — 24.51%
Anheuser-Busch InBev NV	95,260	6,424,983

		6,424,983
BIOTECHNOLOGY — 0.22%
Ablynx NVa	8,470	34,331
Devgen NVa	3,135	23,736

		58,067
BUILDING MATERIALS — 0.10%
Deceuninck NVa	16,720	26,840

		26,840
CHEMICALS — 7.77%
Recticel SA	4,895	33,002
Solvay SA	14,575	1,800,740
Tessenderlo Chemie NVb	6,160	202,545

		2,036,287
COMPUTERS — 0.51%
Econocom Group SA	6,600	134,640

		134,640
DISTRIBUTION & WHOLESALE — 1.04%
SA D’Ieteren NV	5,610	271,813

		271,813
ELECTRIC — 3.54%
Elia System Operator SA	23,045	928,518

		928,518
ELECTRICAL COMPONENTS & EQUIPMENT — 1.08%
Bekaert NVb	8,470	284,334

		284,334
ELECTRONICS — 1.12%
Barco NV	2,365	155,905
EVS Broadcast Equipment SA	2,530	136,898

		292,803

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.59%
Compagnie d’Entreprises CFE SA	1,925	$117,938
Hamon & Cie (International) SA	1,485	35,757

		153,695
ENTERTAINMENT — 0.63%
Kinepolis Group NV	1,925	165,577

		165,577
FOOD — 10.07%
Colruyt SA	28,765	1,132,050
Delhaize Group SA	27,335	1,508,531

		2,640,581
HEALTH CARE — PRODUCTS — 0.16%
Ion Beam Applications SA	5,005	41,109

		41,109
HOLDING COMPANIES — DIVERSIFIED — 8.52%
Ackermans & van Haaren NV	6,325	527,287
Groupe Bruxelles Lambert SA	20,570	1,551,379
KBC Ancora SCA[a]	4,345	40,163
RHJ International SAa	19,580	115,769

		2,234,598
INSURANCE — 4.02%
Ageas	493,790	1,052,905

		1,052,905
MANUFACTURING — 0.29%
Agfa-Gevaert NVa,b	38,170	75,058

		75,058
MEDIA — 0.08%
Roularta Media Group NV	990	21,454

		21,454
MINING — 5.94%
Nyrstar NVa	33,385	316,633
Umicore	23,760	1,241,155

		1,557,788
PHARMACEUTICALS — 6.35%
Arseus NV	11,605	184,425
Galapagos NVa	4,565	79,935
ThromboGenics NVa	7,095	205,954
UCB SA	29,480	1,195,287

		1,665,601

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 6.04%
Befimmo SCA	4,455	$286,948
Cofinimmo SA	5,335	645,865
Intervest Offices & Warehouses	4,290	114,201
Leasinvest Real Estate SCA	1,870	166,975
Warehouses De Pauw SCA	3,740	192,065
Wereldhave Belgium NV	1,925	176,392

		1,582,446
SEMICONDUCTORS — 0.31%
Melexis NV	4,730	80,926

		80,926
TELECOMMUNICATIONS — 10.57%
Belgacom SA	47,245	1,510,155
Mobistar SA	12,815	616,363
Telenet Group Holding NVa	16,280	644,186

		2,770,704
TRANSPORTATION — 0.62%
Compagnie Maritime Belge SA	4,180	94,162
Euronav SAa	2,365	17,147
Exmar NV	6,820	50,177

		161,486
VENTURE CAPITAL — 1.31%
GIMV NV	6,985	342,638

		342,638

TOTAL COMMON STOCKS
(Cost: $44,085,533)		26,160,024

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	452,364	452,364
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	33,455	33,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	4,079	4,079

		489,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $489,898)		489,898

Value

TOTAL INVESTMENTS IN SECURITIES —101.67%
(Cost: $44,575,431)	$26,649,922
Other Assets, Less Liabilities — (1.67)%	(436,709)

NET ASSETS — 100.00%	$26,213,213

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 96.87%

CZECH REPUBLIC — 3.70%
CEZ AS	14,685	$635,841
Komercni Banka AS	1,383	271,584
Telefonica O2 Czech Republic AS	10,340	225,518

		1,132,943
HUNGARY — 3.54%
Magyar Telekom Telecommunications PLC	43,050	118,212
MOL Hungarian Oil and Gas PLC[a]	3,801	330,249
OTP Bank Nyrt	21,647	402,108
Richter Gedeon Nyrt	1,281	231,526

		1,082,095
POLAND — 15.68%
Asseco Poland SA	5,718	99,870
Bank Handlowy w Warszawie SA	2,982	74,828
Bank Millennium SA	38,305	54,195
Bank Pekao SA	10,747	539,701
BRE Bank SAa	1,344	131,797
Cyfrowy Polsat SAa	18,984	87,679
ENEA SA	10,311	55,973
Globe Trade Centre SAa	15,120	43,080
Grupa Lotos SAa	6,069	55,271
Jastrzebska Spolka Weglowa SAa	3,672	123,970
Kernel Holding SAa	4,347	102,929
KGHM Polska Miedz SA	12,747	610,702
Polska Grupa Energetyczna SA	67,951	438,707
Polski Koncern Naftowy Orlen SAa	29,148	336,744
Polskie Gornictwo Naftowe i Gazownictwo SA	161,690	191,427
Powszechna Kasa Oszczednosci Bank Polski SA	56,870	628,899
Powszechny Zaklad Ubezpieczen SA	5,015	546,266
Synthos SA	55,629	94,086
Tauron Polska Energia SA	97,083	161,039
Telekomunikacja Polska SA	66,717	368,679
TVN SA	14,700	51,828

		4,797,670
RUSSIA — 73.95%
Federal Grid Co. of Unified Energy System OJSC	28,618,000	339,811
Gazprom OAO	967,442	6,427,206

Security	Shares	Value

IDGC Holding JSC[a]	1,584,500	$161,080
Inter RAO UES OJSC	116,500,000	142,360
LSR Group OJSC SP GDR[b]	16,842	89,178
LUKOIL OAO	46,325	2,973,267
Magnit OJSC SP GDR[b]	23,908	704,569
Mechel OAO SP ADR	13,356	148,252
MMC Norilsk Nickel OJSC	4,320	854,536
Mobile TeleSystems OJSC SP ADR	46,786	853,844
NovaTek OAO SP GDR[b]	8,268	1,199,687
Novolipetsk Steel OJSC SP GDR[b]	6,048	144,971
Rosneft Oil Co. OJSC	144,714	1,119,422
Rostelecom OJSC[a]	120,580	606,718
RusHydro OJSC	10,563,000	429,209
Sberbank of Russia	783,195	2,685,891
Severstal OAO	18,349	281,437
Sistema JSFC SP GDR[b]	10,978	239,320
Surgutneftegas OJSC	646,760	671,887
Tatneft OAO	128,399	854,602
TMK OAO SP GDR[b]	5,502	79,339
Uralkali OJSC	126,215	1,027,130
VTB Bank OJSC	238,040,999	590,479

		22,624,195

TOTAL COMMON STOCKS
(Cost: $34,562,166)		29,636,903

PREFERRED STOCKS — 3.04%
RUSSIA — 3.04%
AK Transneft OAO	140	261,167
Sberbank of Russia	91,000	236,572
Surgutneftegas OJSC	630,000	431,092

		928,831

TOTAL PREFERRED STOCKS
(Cost: $792,557)		928,831

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	5,470	5,470

		5,470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,470)		5,470

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $35,360,193)	$30,571,204
Other Assets, Less Liabilities — 0.07%	22,585

NET ASSETS — 100.00%	$30,593,789

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.02%

AUSTRIA — 0.92%
Erste Group Bank AG	46,258	$1,165,497
IMMOEAST AG Escrow[a,b]	105,078	14
IMMOFINANZ AGa	230,145	808,761
IMMOFINANZ AG Escrow[a,b]	68,575	9
OMV AG	39,617	1,480,168
Raiffeisen International Bank Holding AGc	11,908	433,039
Telekom Austria AG	81,295	950,134
Verbund AG	16,717	470,503
Vienna Insurance Group AG	9,389	416,227
voestalpine AG	26,793	953,550

		6,677,902
BELGIUM — 3.45%
Ageas	541,585	1,154,818
Anheuser-Busch InBev NV	195,566	13,190,303
Bekaert NVc	9,618	322,872
Belgacom SA	37,327	1,193,133
Colruyt SA	18,778	739,010
Delhaize Group SA	24,961	1,377,518
Groupe Bruxelles Lambert SA	19,694	1,485,312
KBC Groep NV	39,388	934,181
Mobistar SA	7,328	352,455
Solvay SA	14,427	1,782,455
UCB SA	24,732	1,002,776
Umicore	27,938	1,459,402

		24,994,235
FINLAND — 3.10%
Elisa OYJ	34,350	785,285
Fortum OYJ	108,775	2,713,729
Kesko OYJ Class B	16,259	548,744
Kone OYJ Class B	37,556	2,240,141
Metso OYJ	31,373	1,496,147
Neste Oil OYJ	31,602	390,823
Nokia OYJ	910,962	4,801,259
Nokian Renkaat OYJ	26,793	1,193,863
Orion OYJ Class B	22,671	490,388
Pohjola Bank PLC Class A	33,892	393,301
Sampo OYJ Class A	102,821	2,909,047
Sanoma OYJ	20,152	264,586
Stora Enso OYJ Class R	142,438	1,073,689

Security	Shares	Value

UPM-Kymmene OYJ	127,782	$1,769,166
Wartsila OYJ ABP	40,991	1,416,901

		22,487,069
FRANCE — 32.73%
Accor SA	36,182	1,277,777
Aeroports de Paris	8,473	672,126
Alcatel-Lucent[a,c]	562,195	1,415,354
ALSTOM	50,151	2,169,593
ArcelorMittal	209,764	4,440,514
Arkema SA	13,511	1,243,106
AtoS	12,137	693,587
AXA	424,566	6,874,935
BNP Paribas SA	235,641	11,547,970
Bouygues SA	46,487	1,484,993
Bureau Veritas SA	13,282	1,101,752
Cap Gemini SA	36,182	1,600,609
Carrefour SA	139,919	3,522,532
Casino Guichard-Perrachon SA	13,511	1,321,546
Christian Dior SA	13,511	2,104,678
CNP Assurances SA	36,411	527,010
Compagnie de Saint-Gobain	97,783	4,661,864
Compagnie Generale de Geophysique-Veritas[a]	35,266	1,093,996
Compagnie Generale des Etablissements Michelin Class B	43,739	3,028,459
Credit Agricole SA	240,221	1,544,698
Danone SA	142,667	9,691,139
Dassault Systemes SA	14,198	1,183,622
Edenred SA	38,701	1,036,959
Eiffage SA	9,847	393,457
Electricite de France	58,853	1,473,388
Essilor International SA	48,777	3,899,279
Eurazeo	7,467	355,095
European Aeronautic Defence and Space Co. NV	99,615	3,633,196
Eutelsat Communications	30,686	1,148,952
Fonciere des Regions	6,641	483,449
France Telecom SA	452,733	6,937,386
GDF Suez	302,280	7,872,886
Gecina SA	5,496	529,932
Groupe Eurotunnel SA	132,331	1,152,749
Icade	5,725	476,272
Iliad SA	4,809	640,405

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2012

Security	Shares	Value

Imerys SA	8,244	$500,340
JCDecaux SAa	16,488	459,426
Klepierre	25,648	817,934
L’Air Liquide SA	69,387	9,052,633
L’Oreal SA	58,624	6,713,648
Lafarge SA	49,235	2,299,230
Lagardere SCA	28,854	867,683
Legrand SA	54,502	1,986,724
LVMH Moet Hennessy Louis Vuitton SA	62,059	10,484,958
Natixis	230,145	835,237
Neopost SA	7,786	534,931
Pernod Ricard SA	48,090	4,995,866
PPR SA	18,320	3,127,049
PSA Peugeot Citroen SA	37,327	751,232
Publicis Groupe SA	35,266	1,937,254
Renault SA	46,945	2,495,605
Safran SA	40,762	1,371,634
Sanofi	277,777	20,626,527
Schneider Electric SA	119,309	8,141,176
SCOR SE	41,449	1,101,441
SES SA Class A FDR	73,280	1,774,772
Societe BIC SA	7,099	716,688
Societe Generale	160,758	5,214,863
Societe Television Francaise 1	28,396	340,728
Sodexo	23,129	1,787,384
STMicroelectronics NV	155,949	1,168,441
Suez Environnement SA	68,242	1,003,247
Technip SA	24,045	2,635,277
Thales SA	24,274	879,810
Total SA	516,624	29,018,773
Unibail-Rodamco SE	22,442	4,352,995
Vallourec SA	27,709	1,958,955
Veolia Environnement	87,478	1,074,822
Vinci SA	109,920	5,747,056
Vivendi SA	304,341	6,562,723
Wendel	8,015	678,038

		237,250,365
GERMANY — 28.12%
Adidas AG	50,838	4,010,992
Allianz SE Registered	110,836	13,496,588
Axel Springer AG	9,618	460,667
BASF SE	223,733	19,723,049
Bayer AG Registered	201,749	14,978,315

Security	Shares	Value

Bayerische Motoren Werke AG	80,837	$7,507,856
Beiersdorf AG	24,732	1,555,278
Brenntag AG	10,992	1,286,599
Celesio AG	20,381	378,965
Commerzbank AGa,c	876,048	2,210,183
Continental AGa	19,694	1,800,130
Daimler AG Registered	220,756	13,405,380
Deutsche Bank AG Registered	226,710	10,631,125
Deutsche Boerse AG	47,632	3,171,210
Deutsche Lufthansa AG Registered	56,105	782,038
Deutsche Post AG Registered	207,245	3,655,298
Deutsche Telekom AG Registered	685,626	8,034,336
E.ON AG	439,451	10,149,289
Fraport AG	8,931	551,533
Fresenius Medical Care AG & Co. KGaA	50,838	3,575,754
Fresenius SE & Co. KGaA	27,709	2,876,346
GEA Group AG	42,823	1,452,730
Hannover Rueckversicherung AG Registered	14,885	829,619
HeidelbergCement AG	34,350	1,856,839
Henkel AG & Co. KGaA	31,831	1,744,303
Hochtief AG	10,305	722,472
Infineon Technologies AGa	266,098	2,702,086
K+S AG	41,678	2,089,330
Kabel Deutschland Holding AGa	21,984	1,325,418
LANXESS AG	20,381	1,529,491
Linde AG	41,678	6,957,930
MAN SE	15,572	1,801,852
Merck KGaA	15,801	1,640,442
METRO AG	31,831	1,265,487
Muenchener Rueckversicherungs-Gesellschaft AG Registered	43,281	6,336,824
QIAGEN NVa	57,021	877,566
RWE AG	119,246	5,455,424
Salzgitter AG	9,618	591,064
SAP AG	224,191	15,189,946
Siemens AG Registered	200,375	20,065,591
Suedzucker AG	16,259	472,946
ThyssenKrupp AG	93,661	2,537,755
United Internet AG Registered	25,190	488,264
Volkswagen AG	7,328	1,246,899
Wacker Chemie AGc	3,664	363,189

		203,784,398

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2012

Security	Shares	Value

GREECE — 0.31%
Coca-Cola Hellenic Bottling Co. SAa	45,342	$855,221
Hellenic Telecommunications Organization SAc	53,966	171,813
National Bank of Greece SAa	235,470	740,222
OPAP SA	54,990	492,853

		2,260,109
IRELAND — 0.97%
CRH PLC	174,727	3,749,065
Elan Corp. PLC[a]	122,061	1,529,943
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	60
Kerry Group PLC Class A	34,350	1,470,399
Ryanair Holdings PLC[a]	43,520	239,271
Ryanair Holdings PLC SP ADR[a]	916	30,704

		7,019,442
ITALY — 8.37%
A2A SpA	265,182	268,001
Assicurazioni Generali SpA	284,876	4,607,239
Atlantia SpA	76,257	1,282,253
Autogrill SpA	27,480	280,111
Banca Carige SpA[c]	160,529	247,380
Banca Monte dei Paschi di Siena SpA	1,168,816	626,973
Banco Popolare SpA[c]	431,665	796,865
Enel Green Power SpA	428,459	847,115
Enel SpA	1,606,206	6,471,647
Eni SpA	586,698	13,585,332
Exor SpA	15,572	393,075
Fiat Industrial SpA[a]	187,093	2,002,194
Fiat SpA	187,093	1,086,691
Finmeccanica SpA	99,157	503,775
Intesa Sanpaolo SpA	2,458,773	4,805,375
Intesa Sanpaolo SpA RNC	231,061	371,217
Luxottica Group SpA	28,625	1,038,087
Mediaset SpA	173,582	516,414
Mediobanca SpA	126,408	826,879
Pirelli & C. SpA	57,708	603,673
Prysmian SpA	49,922	865,477
Saipem SpA	64,120	3,256,812
Snam SpA	393,422	1,912,503
Telecom Italia SpA	2,285,649	2,644,748
Telecom Italia SpA RNC	1,475,447	1,402,317

Security	Shares	Value

Tenaris SA	115,416	$2,254,122
Terna SpA	294,494	1,114,075
UniCredit SpA	984,242	5,142,718
Unione di Banche Italiane ScpA	194,430	904,589

		60,657,657
NETHERLANDS — 8.56%
AEGON NVa	420,673	2,211,545
Akzo Nobel NV	56,792	3,234,450
ASML Holding NV	105,340	4,861,508
Corio NV	14,427	696,115
Delta Lloyd NV	24,274	452,163
Fugro NV CVA	16,717	1,232,611
Heineken Holding NV	28,167	1,262,246
Heineken NV	62,975	3,338,496
ING Groep NV CVA[a]	933,862	8,317,352
Koninklijke Ahold NV	283,731	3,939,696
Koninklijke DSM NV	37,785	2,110,253
Koninklijke KPN NV	361,133	3,929,916
Koninklijke Philips Electronics NV	246,175	5,188,251
Randstad Holding NV	29,083	1,104,883
Reed Elsevier NV	168,315	2,085,610
Royal Boskalis Westminster NV CVA	17,175	660,531
Royal Vopak NV	17,175	962,652
SBM Offshore NV	41,220	751,006
TNT Express NV	87,432	1,093,672
Unilever NV CVA	397,544	13,257,635
Wolters Kluwer NV	73,051	1,365,641

		62,056,232
PORTUGAL — 0.72%
Banco Espirito Santo SA Registered[c]	172,437	382,680
CIMPOR-Cimentos de Portugal SGPS SA	50,151	341,405
EDP Renovaveis SAa	52,212	273,090
Energias de Portugal SA	467,160	1,368,574
Galp Energia SGPS SA Class B	56,563	990,446
Jeronimo Martins SGPS SAa	53,815	997,758
Portugal Telecom SGPS SA Registered	164,651	854,804

		5,208,757
SPAIN — 10.77%
Abertis Infraestructuras SA	94,666	1,624,090
Acciona SA	6,183	488,402
Acerinox SA	24,313	348,489

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 29, 2012

Security	Shares	Value

Actividades de Construcciones y Servicios SA	34,579	$1,033,135
Amadeus IT Holding SA Class A	76,715	1,467,489
Banco Bilbao Vizcaya Argentaria SA	1,132,405	10,193,208
Banco de Sabadell SAc	358,843	1,166,459
Banco Popular Espanol SAc	244,801	1,008,936
Banco Santander SA	2,088,022	17,392,921
Bankia SAa	212,970	864,926
Bankinter SAc	51,951	322,456
CaixaBank	188,840	894,496
Distribuidora Internacional de Alimentacion SAa	141,293	693,658
Enagas SA	43,739	900,756
Ferrovial SA	89,768	1,140,785
Fomento de Construcciones y Contratas SAc	12,245	311,550
Gas Natural SDG SA	84,959	1,443,350
Grifols SAa,c	33,434	697,705
Iberdrola SA	932,456	5,540,711
Indra Sistemas SAc	24,045	306,983
Industria de Diseno Textil SA	53,128	4,925,813
International Consolidated Airlines Group SAa	227,131	597,943
Mapfre SA	184,401	636,663
Red Electrica Corporacion SA	26,564	1,346,586
Repsol YPF SA	193,734	5,071,720
Telefonica SA	1,002,791	17,183,758
Zardoya Otis SA	35,679	483,005

		78,085,993

TOTAL COMMON STOCKS
(Cost: $1,082,201,167)		710,482,159

PREFERRED STOCKS — 1.87%
GERMANY — 1.87%
Bayerische Motoren Werke AG	12,824	763,554
Henkel AG & Co. KGaA	43,281	2,828,267
Porsche Automobil Holding SE	37,556	2,454,911
ProSiebenSat.1 Media AG	19,236	501,903
RWE AG NVS	9,618	405,922
Volkswagen AG	35,266	6,621,055

		13,575,612

TOTAL PREFERRED STOCKS
(Cost: $14,469,541)		13,575,612

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	5,684,528	$5,684,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	420,411	420,411
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	94,903	94,903

		6,199,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,199,842)		6,199,842

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $1,102,870,550)		730,257,613
Other Assets, Less Liabilities — (0.75)%		(5,412,666)

NET ASSETS — 100.00%		$724,844,947

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

ADVERTISING — 1.00%
JCDecaux SAa	18,544	$516,715
Publicis Groupe SA	40,077	2,201,535

		2,718,250
AEROSPACE & DEFENSE — 2.48%
European Aeronautic Defence and Space Co. NV	113,765	4,149,280
Safran SA	46,055	1,549,743
Thales SA	27,755	1,005,979

		6,705,002
APPAREL — 0.87%
Christian Dior SA	15,067	2,347,064

		2,347,064
AUTO MANUFACTURERS — 1.36%
PSA Peugeot Citroen SA	42,822	861,822
Renault SA	53,131	2,824,454

		3,686,276
AUTO PARTS & EQUIPMENT — 1.28%
Compagnie Generale des Etablissements Michelin Class B	49,959	3,459,128

		3,459,128
BANKS — 8.07%
BNP Paribas SA	268,217	13,144,410
Credit Agricole SA	279,685	1,798,464
Natixis	258,152	936,880
Societe Generale	183,122	5,940,334

		21,820,088
BEVERAGES — 2.12%
Pernod Ricard SA	55,083	5,722,339

		5,722,339
BUILDING MATERIALS — 3.14%
Compagnie de Saint-Gobain	111,447	5,313,304
Imerys SA	9,455	573,837
Lafarge SA	55,815	2,606,510

		8,493,651
CHEMICALS — 4.32%
Arkema SA	15,433	1,419,944
L’Air Liquide SA	78,751	10,274,315

		11,694,259

Security	Shares	Value

COMMERCIAL SERVICES — 1.65%
Bureau Veritas SA	15,189	$1,259,939
Edenred SA	44,042	1,180,067
Sodexo	26,108	2,017,597

		4,457,603
COMPUTERS — 0.95%
AtoS	13,664	780,850
Cap Gemini SA	40,748	1,802,599

		2,583,449
COSMETICS & PERSONAL CARE — 2.82%
L’Oreal SA	66,673	7,635,423

		7,635,423
ELECTRIC — 3.92%
Electricite de France	66,368	1,661,526
GDF Suez	343,674	8,950,993

		10,612,519
ELECTRICAL COMPONENTS & EQUIPMENT — 4.27%
Legrand SA	62,342	2,272,510
Schneider Electric SA	135,908	9,273,826

		11,546,336
ENGINEERING & CONSTRUCTION — 3.49%
Aeroports de Paris	9,638	764,540
Bouygues SA	52,338	1,671,899
Eiffage SA	11,285	450,916
Vinci SA	125,233	6,547,680

		9,435,035
FOOD — 6.12%
Carrefour SA	160,186	4,032,763
Casino Guichard-Perrachon SA	15,433	1,509,542
Danone SA	162,077	11,009,629

		16,551,934
HEALTH CARE — PRODUCTS — 1.65%
Essilor International SA	55,754	4,457,027

		4,457,027
HOLDING COMPANIES — DIVERSIFIED — 4.84%
Eurazeo	8,543	406,264
LVMH Moet Hennessy Louis Vuitton SA	70,577	11,924,087
Wendel	9,150	774,055

		13,104,406

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.30%
Societe BIC SA	8,052	$812,899

		812,899
INSURANCE — 3.59%
AXA	483,059	7,822,104
CNP Assurances SA	41,419	599,495
SCOR SE	48,068	1,277,330

		9,698,929
INTERNET — 0.26%
Iliad SA	5,307	706,723

		706,723
IRON & STEEL — 1.86%
ArcelorMittal	238,266	5,043,876

		5,043,876
LODGING — 0.54%
Accor SA	41,419	1,462,723

		1,462,723
MACHINERY — 0.91%
ALSTOM	56,852	2,459,486

		2,459,486
MEDIA — 0.51%
Lagardere SCA	32,879	988,720
Societe Television Francaise 1	32,696	392,325

		1,381,045
METAL FABRICATE & HARDWARE — 0.82%
Vallourec SA	31,415	2,220,960

		2,220,960
OFFICE & BUSINESS EQUIPMENT — 0.24%
Neopost SA	9,333	641,217

		641,217
OIL & GAS — 12.25%
Total SA	589,748	33,126,148

		33,126,148
OIL & GAS SERVICES — 1.57%
Compagnie Generale de Geophysique-Veritas[a]	40,138	1,245,131
Technip SA	27,511	3,015,143

		4,260,274

Security	Shares	Value

PHARMACEUTICALS — 8.69%
Sanofi	316,651	$23,513,143

		23,513,143
REAL ESTATE INVESTMENT TRUSTS — 2.80%
Fonciere des Regions	7,808	568,404
Gecina SA	6,100	588,171
Icade	6,527	542,991
Klepierre	29,036	925,980
Unibail-Rodamco SE	25,498	4,945,756

		7,571,302
RETAIL — 1.33%
PPR SA	21,106	3,602,593

		3,602,593
SEMICONDUCTORS — 0.49%
STMicroelectronics NV	178,364	1,336,384

		1,336,384
SOFTWARE — 0.51%
Dassault Systemes SA	16,592	1,383,199

		1,383,199
TELECOMMUNICATIONS — 7.53%
Alcatel-Lucent[a,b]	649,040	1,633,991
Eutelsat Communications	36,661	1,372,669
France Telecom SA	514,474	7,883,465
SES SA Class A FDR	82,960	2,009,212
Vivendi SA	346,053	7,462,189

		20,361,526
TRANSPORTATION — 0.48%
Groupe Eurotunnel SA	148,901	1,297,091

		1,297,091
WATER — 0.89%
Suez Environnement SA	78,080	1,147,879
Veolia Environnement	101,809	1,250,904

		2,398,783

TOTAL COMMON STOCKS (Cost: $395,648,038)		270,308,090

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,631,730	$1,631,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	120,678	120,678
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	8,441	8,441

		1,760,849

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,760,849)		1,760,849

TOTAL INVESTMENTS IN SECURITIES — 100.57% (Cost: $397,408,887)		272,068,939
Other Assets, Less Liabilities — (0.57)%		(1,546,029)

NET ASSETS — 100.00%		$270,522,910

FDR — Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 93.51%

AIRLINES — 0.36%
Deutsche Lufthansa AG Registered	803,530	$11,200,268

		11,200,268
APPAREL — 1.85%
Adidas AG	735,735	58,047,668

		58,047,668
AUTO MANUFACTURERS — 10.16%
Bayerische Motoren Werke AG	1,164,345	108,140,267
Daimler AG Registered	3,186,365	193,491,609
Volkswagen AG	103,740	17,651,920

		319,283,796
AUTO PARTS & EQUIPMENT — 0.82%
Continental AGa	281,190	25,702,175

		25,702,175
BANKS — 5.89%
Commerzbank AGa,b	12,581,660	31,742,288
Deutsche Bank AG Registered	3,267,810	153,237,607

		184,979,895
BUILDING MATERIALS — 0.85%
HeidelbergCement AG	494,130	26,710,909

		26,710,909
CHEMICALS — 21.56%
BASF SE	3,229,135	284,662,467
Bayer AG Registered	2,907,450	215,855,854
Brenntag AG	162,890	19,066,065
K+S AG	605,605	30,359,155
LANXESS AG	292,110	21,921,379
Linde AG	600,600	100,267,112
Wacker Chemie AGb	55,055	5,457,246

		677,589,278
COSMETICS & PERSONAL CARE — 0.71%
Beiersdorf AG	354,445	22,289,365

		22,289,365
DIVERSIFIED FINANCIAL SERVICES — 1.45%
Deutsche Boerse AG	685,685	45,651,062

		45,651,062

Security	Shares	Value

ELECTRIC — 7.15%
E.ON AG	6,331,780	$146,234,886
RWE AG	1,718,990	78,642,634

		224,877,520
ENGINEERING & CONSTRUCTION — 0.58%
Fraport AG	128,310	7,923,771
Hochtief AG	149,240	10,463,043

		18,386,814
FOOD — 0.79%
METRO AG	455,910	18,125,355
Suedzucker AG	233,870	6,802,875

		24,928,230
HEALTH CARE — PRODUCTS — 1.72%
Fresenius SE & Co. KGaA	399,945	41,516,486
QIAGEN NVa,b	816,725	12,569,588

		54,086,074
HEALTH CARE — SERVICES — 1.65%
Fresenius Medical Care AG & Co. KGaA	735,280	51,716,834

		51,716,834
HOLDING COMPANIES — DIVERSIFIED — 0.66%
GEA Group AG	614,250	20,837,855

		20,837,855
HOUSEHOLD PRODUCTS & WARES — 0.80%
Henkel AG & Co. KGaA	456,820	25,033,217

		25,033,217
INSURANCE — 9.50%
Allianz SE Registered	1,597,960	194,584,857
Hannover Rueckversicherung AG Registered	212,030	11,817,546
Muenchener Rueckversicherungs-Gesellschaft AG Registered	630,630	92,331,307

		298,733,710
INTERNET — 0.23%
United Internet AG Registered	378,105	7,328,910

		7,328,910
IRON & STEEL — 1.44%
Salzgitter AG	137,410	8,444,383
ThyssenKrupp AG	1,356,355	36,750,581

		45,194,964

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 29, 2012

Security	Shares	Value

MACHINERY — 0.82%
MAN SE	222,950	$25,797,770

		25,797,770
MANUFACTURING — 9.22%
Siemens AG Registered	2,892,890	289,694,557

		289,694,557
MEDIA — 0.82%
Axel Springer AG	139,230	6,668,607
Kabel Deutschland Holding AGa	316,680	19,092,675

		25,761,282
PHARMACEUTICALS — 0.93%
Celesio AG	299,845	5,575,325
Merck KGaA	227,045	23,571,554

		29,146,879
SEMICONDUCTORS — 1.23%
Infineon Technologies AGa	3,821,090	38,801,173

		38,801,173
SOFTWARE — 6.97%
SAP AG	3,235,505	219,219,972

		219,219,972
TELECOMMUNICATIONS — 3.68%
Deutsche Telekom AG Registered	9,877,140	115,742,780

		115,742,780
TRANSPORTATION — 1.67%
Deutsche Post AG Registered	2,976,155	52,492,139

		52,492,139

TOTAL COMMON STOCKS (Cost: $3,295,662,134)		2,939,235,096

PREFERRED STOCKS — 6.22%

AUTO MANUFACTURERS — 4.51%
Bayerische Motoren Werke AG	182,910	10,890,646
Porsche Automobil Holding SE	538,265	35,184,602
Volkswagen AG	508,690	95,504,582

		141,579,830
ELECTRIC — 0.19%
RWE AG NVS	139,230	5,876,122

		5,876,122
HOUSEHOLD PRODUCTS & WARES — 1.30%
Henkel AG & Co. KGaA	626,535	40,941,947

		40,941,947

Security	Shares	Value

MEDIA — 0.22%
ProSiebenSat.1 Media AG	269,360	$7,028,095

		7,028,095

TOTAL PREFERRED STOCKS (Cost: $185,784,595)		195,425,994

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	17,182,132	17,182,132
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,270,739	1,270,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,275,036	1,275,036

		19,727,907

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,727,907)		19,727,907

TOTAL INVESTMENTS IN SECURITIES —100.36% (Cost: $3,501,174,636)		3,154,388,997
Other Assets, Less Liabilities — (0.36)%		(11,303,321)

NET ASSETS — 100.00%		$3,143,085,676

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.03%
Finmeccanica SpA	298,424	$1,516,168

		1,516,168
AUTO MANUFACTURERS — 5.38%
Fiat Industrial SpA[a]	475,157	5,084,938
Fiat SpA	485,304	2,818,787

		7,903,725
AUTO PARTS & EQUIPMENT — 1.14%
Pirelli & C. SpA	160,381	1,677,715

		1,677,715
BANKS — 23.63%
Banca Carige SpA[b]	642,181	989,620
Banca Monte dei Paschi di Siena SpA	4,030,768	2,162,175
Banco Popolare SpA	1,262,170	2,329,998
Intesa Sanpaolo SpA	5,915,482	11,561,094
Intesa Sanpaolo SpA RNC	489,684	786,715
Mediobanca SpA	391,937	2,563,797
UniCredit SpA	2,244,112	11,725,608
Unione di Banche Italiane ScpA	563,706	2,622,653

		34,741,660
COMMERCIAL SERVICES — 2.58%
Atlantia SpA	225,497	3,791,706

		3,791,706
ELECTRIC — 13.69%
A2A SpA	1,315,241	1,329,224
Enel SpA	3,774,903	15,209,655
Terna SpA	946,372	3,580,139

		20,119,018
ELECTRICAL COMPONENTS & EQUIPMENT — 1.64%
Prysmian SpA	138,773	2,405,850

		2,405,850
ENERGY — ALTERNATE SOURCES — 1.77%
Enel Green Power SpA	1,318,745	2,607,317

		2,607,317
GAS — 3.96%
Snam SpA	1,197,930	5,823,378

		5,823,378

Security	Shares	Value

HEALTH CARE — PRODUCTS — 2.23%
Luxottica Group SpA	90,593	$3,285,358

		3,285,358
HOLDING COMPANIES — DIVERSIFIED — 1.13%
Exor SpA	65,627	1,656,582

		1,656,582
INSURANCE — 4.42%
Assicurazioni Generali SpA	401,938	6,500,458

		6,500,458
MEDIA — 1.07%
Mediaset SpA	527,498	1,569,330

		1,569,330
METAL FABRICATE & HARDWARE — 3.95%
Tenaris SA	297,475	5,809,810

		5,809,810
OIL & GAS — 21.99%
Eni SpA	1,396,125	32,328,084

		32,328,084
OIL & GAS SERVICES — 4.89%
Saipem SpA	141,401	7,182,104

		7,182,104
RETAIL — 0.75%
Autogrill SpA	108,770	1,108,722

		1,108,722
TELECOMMUNICATIONS — 4.61%
Telecom Italia SpA	4,163,701	4,817,861
Telecom Italia SpA RNC	2,053,125	1,951,363

		6,769,224

TOTAL COMMON STOCKS (Cost: $200,041,366)		146,796,209

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	775,445	775,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	57,350	57,350

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	30,465	$30,465

		863,260

TOTAL SHORT-TERM INVESTMENTS (Cost: $863,260)		863,260

TOTAL INVESTMENTS IN SECURITIES — 100.45% (Cost: $200,904,626)		147,659,469
Other Assets, Less Liabilities — (0.45)%		(663,468)

NET ASSETS — 100.00%		$146,996,001

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.79%

BANKS — 0.13%
SNS REAAL NVa	30,168	$85,554

		85,554
BEVERAGES — 6.78%
Heineken Holding NV	28,728	1,287,386
Heineken NV	62,280	3,301,652

		4,589,038
BUILDING MATERIALS — 0.22%
Wavin NVa	10,872	151,688

		151,688
CHEMICALS — 7.89%
Akzo Nobel NV	56,376	3,210,758
Koninklijke DSM NV	38,232	2,135,217

		5,345,975
COMMERCIAL SERVICES — 2.04%
Brunel International NV	2,520	101,130
Randstad Holding NV	29,448	1,118,749
USG People NV	15,624	159,281

		1,379,160
DIVERSIFIED FINANCIAL SERVICES — 0.27%
BinckBank NV	12,456	139,464
KAS Bank NV CVA	3,744	43,127

		182,591
ELECTRICAL COMPONENTS & EQUIPMENT — 0.37%
TKH Group NV	10,800	253,042

		253,042
ELECTRONICS — 7.59%
Koninklijke Philips Electronics NV	244,008	5,142,580

		5,142,580
ENGINEERING & CONSTRUCTION — 2.78%
Arcadis NV	14,184	258,994
Grontmij NV	4,320	24,462
Heijmans NV	3,672	38,363
Imtech NV	18,936	636,940
Koninklijke BAM Groep NV	51,624	245,085
Royal Boskalis Westminster NV CVA	17,568	675,645

		1,879,489

Security	Shares	Value

FOOD — 26.15%
Amsterdam Commodities NV	6,120	$99,469
CSM NV CVA	16,344	308,929
Koninklijke Ahold NV	220,032	3,055,215
Koninklijke Wessanen NV	22,896	78,714
Nutreco NV	9,144	688,168
Sligro Food Group NV	9,432	293,160
Unilever NV CVA	395,424	13,186,936

		17,710,591
HOLDING COMPANIES — DIVERSIFIED — 0.52%
Kardan NVa	9,432	18,926
Kendrion NV	3,168	85,604
Tetragon Financial Group Ltd.	35,280	246,607

		351,137
INSURANCE — 15.83%
AEGON NVa	405,360	2,131,042
Delta Lloyd NV	23,832	443,930
ING Groep NV CVA[a]	914,616	8,145,939

		10,720,911
LEISURE TIME — 0.13%
Accell Group	3,816	86,524

		86,524
MANUFACTURING — 1.06%
Aalberts Industries NV	23,976	487,184
Koninklijke Ten Cate NV	7,128	232,848

		720,032
MEDIA — 5.27%
Reed Elsevier NV	175,608	2,175,978
Wolters Kluwer NV	74,592	1,394,449

		3,570,427
METAL FABRICATE & HARDWARE — 0.14%
Advanced Metallurgical Group NVa	7,632	93,140

		93,140
OIL & GAS SERVICES — 2.93%
Fugro NV CVA	16,776	1,236,962
SBM Offshore NV	41,040	747,727

		1,984,689
PHARMACEUTICALS — 0.36%
Mediq NV	14,832	241,760

		241,760

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.66%
Corio NV	14,544	$701,760
Eurocommercial Properties NV	10,152	366,737
Nieuwe Steen Investments NV	12,518	148,548
VastNed Retail NV	4,536	203,575
Wereldhave NV	5,040	378,226

		1,798,846
RETAIL — 0.18%
Beter Bed Holding NV	5,256	123,006

		123,006
SEMICONDUCTORS — 5.98%
ASM International NV	16,344	615,235
ASML Holding NV	70,200	3,239,775
BE Semiconductor Industries NV	25,056	196,043

		4,051,053
SOFTWARE — 0.76%
Exact Holding NV	6,048	145,061
TomTom NVa,b	26,688	126,666
Unit 4 NV	8,424	239,743

		511,470
TELECOMMUNICATIONS — 5.87%
Koninklijke KPN NV	365,472	3,977,134

		3,977,134
TRANSPORTATION — 3.88%
PostNL NV	84,888	504,751
Royal Vopak NV	18,648	1,045,213
TNT Express NV	86,196	1,078,211

		2,628,175

TOTAL COMMON STOCKS (Cost: $100,706,687)		67,578,012

WARRANTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	6,200	—

		—

TOTAL WARRANTS (Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	131,706	$131,706
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	9,740	9,740
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,919	1,919

		143,365

TOTAL SHORT-TERM INVESTMENTS (Cost: $143,365)		143,365

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $100,850,052)		67,721,377
Other Assets, Less Liabilities — 0.00%		(2,325)

NET ASSETS — 100.00%		$67,719,052

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

AIRLINES — 1.13%
International Consolidated Airlines Group SAa	483,360	$1,272,490

		1,272,490
BANKS — 40.21%
Banco Bilbao Vizcaya Argentaria SA	1,400,544	12,606,829
Banco de Sabadell SAb	801,072	2,603,972
Banco Popular Espanol SAb	621,072	2,559,719
Banco Santander SA	2,686,608	22,379,056
Bankia SAa	376,320	1,528,332
Bankinter SAb	191,184	1,186,665
CaixaBank	509,328	2,412,582

		45,277,155
COMMERCIAL SERVICES — 3.07%
Abertis Infraestructuras SA	201,216	3,452,061

		3,452,061
COMPUTERS — 0.85%
Indra Sistemas SAb	75,312	961,509

		961,509
ELECTRIC — 7.02%
Iberdrola SA	869,570	5,167,039
Red Electrica Corporacion SA	54,048	2,739,808

		7,906,847
ENGINEERING & CONSTRUCTION — 6.67%
Acciona SA	17,664	1,395,300
Actividades de Construcciones y Servicios SAb	90,960	2,717,659
Ferrovial SA	184,368	2,342,975
Fomento de Construcciones y Contratas SA	41,424	1,053,953

		7,509,887
FOOD — 1.30%
Distribuidora Internacional de Alimentacion SAa	299,184	1,468,801

		1,468,801
GAS — 4.56%
Enagas SA	101,616	2,092,668
Gas Natural SDG SA	179,136	3,043,303

		5,135,971

Security	Shares	Value

INSURANCE — 2.22%
Mapfre SA	725,520	$2,504,932

		2,504,932
IRON & STEEL — 1.06%
Acerinox SA	82,848	1,187,498

		1,187,498
MACHINERY — 1.06%
Zardoya Otis SAb	88,368	1,196,284

		1,196,284
OIL & GAS — 4.39%
Repsol YPF SA	188,784	4,942,135

		4,942,135
PHARMACEUTICALS — 1.14%
Grifols SAa,b	61,248	1,278,130
Grifols SA Class Ba	1	14

		1,278,144
RETAIL — 4.77%
Industria de Diseno Textil SA	57,936	5,371,592

		5,371,592
SOFTWARE — 2.27%
Amadeus IT Holding SA Class A	133,680	2,557,179

		2,557,179
TELECOMMUNICATIONS — 18.13%
Telefonica SA	1,191,312	20,414,241

		20,414,241

TOTAL COMMON STOCKS
(Cost: $203,615,762)		112,436,726

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	6,487,673	6,487,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	479,809	479,809

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	107,530	$107,530

		7,075,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,075,012)		7,075,012

TOTAL INVESTMENTS IN SECURITIES — 106.13%
(Cost: $210,690,774)		119,511,738
Other Assets, Less Liabilities — (6.13)%		(6,898,146)

NET ASSETS — 100.00%		$112,613,592

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

AGRICULTURE — 2.38%
Swedish Match AB	223,962	$8,606,718

		8,606,718
AUTO MANUFACTURERS — 7.82%
Scania AB Class B	336,432	6,784,203
Volvo AB Class B	1,463,088	21,482,298

		28,266,501
BANKS — 19.45%
Nordea Bank AB	2,770,837	26,883,739
Skandinaviska Enskilda Banken AB Class A	1,482,485	11,161,980
Svenska Handelsbanken AB Class A	516,058	17,438,157
Swedbank AB Class A	861,618	14,832,665

		70,316,541
COMMERCIAL SERVICES — 0.88%
Securitas AB Class B	329,097	3,183,018

		3,183,018
ENGINEERING & CONSTRUCTION — 2.14%
Skanska AB Class B	420,540	7,719,205

		7,719,205
FOREST PRODUCTS & PAPER — 3.47%
Holmen AB Class B	55,583	1,624,626
Svenska Cellulosa AB Class B	607,338	10,917,066

		12,541,692
HAND & MACHINE TOOLS — 4.50%
Sandvik AB	1,058,196	16,269,540

		16,269,540
HEALTH CARE — PRODUCTS — 1.67%
Getinge AB Class B	210,433	6,051,505

		6,051,505
HOLDING COMPANIES — DIVERSIFIED — 5.58%
Industrivarden AB Class C	123,717	1,876,724
Investment AB Kinnevik Class B	216,138	4,956,675
Investor AB Class B	478,731	10,723,889
Ratos AB Class B	201,468	2,625,699

		20,182,987
HOME FURNISHINGS — 1.55%
Electrolux AB Class B	252,813	5,586,284

		5,586,284

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.79%
Husqvarna AB Class B	468,788	$2,838,806

		2,838,806
IRON & STEEL — 0.48%
SSAB AB Class A	164,467	1,734,536

		1,734,536
MACHINERY — 9.28%
Atlas Copco AB Class A	707,420	18,568,471
Atlas Copco AB Class B	410,923	9,586,141
Hexagon AB Class B	266,342	5,387,029

		33,541,641
MANUFACTURING — 2.02%
Alfa Laval AB	353,221	7,300,019

		7,300,019
MEDIA — 0.70%
Modern Times Group MTG AB Class B	51,182	2,518,742

		2,518,742
METAL FABRICATE & HARDWARE — 5.69%
Assa Abloy AB Class B	330,238	10,094,414
SKF AB Class B	411,412	10,467,209

		20,561,623
MINING — 1.40%
Boliden AB	287,369	5,065,022

		5,065,022
OIL & GAS — 1.52%
Lundin Petroleum ABa	234,068	5,496,008

		5,496,008
RETAIL — 10.76%
Hennes & Mauritz AB Class B	1,075,800	38,904,640

		38,904,640
TELECOMMUNICATIONS — 17.88%
Millicom International Cellular SA SDR	80,196	9,043,194
Tele2 AB Class B	333,172	6,824,866
Telefonaktiebolaget LM Ericsson Class B	3,168,557	32,019,498
TeliaSonera AB	2,281,022	16,747,683

		64,635,241

TOTAL COMMON STOCKS
(Cost: $388,770,929)		361,320,269

40	2012 iSHARES ANNUAL-REPORT REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	5,952	$5,952

		5,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,952)		5,952

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $388,776,881)		361,326,221
Other Assets, Less Liabilities — 0.04%		143,680

NET ASSETS — 100.00%		$361,469,901

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.92%

BANKS — 8.70%
Credit Suisse Group AG Registered[a]	716,579	$19,337,332
Julius Baer Group Ltd.[a]	160,366	6,310,679
UBS AG Registered[a]	1,600,517	22,474,929

		48,122,940
BUILDING MATERIALS — 3.24%
Geberit AG Registered[a]	25,159	5,423,631
Holcim Ltd. Registered[a]	172,674	11,309,059
Sika AG Bearer	543	1,187,445

		17,920,135
CHEMICALS — 5.42%
Givaudan SA Registered[a]	6,978	6,618,972
Lonza Group AG Registered[a]	53,576	2,795,813
Syngenta AG Registered[a]	62,807	20,567,314

		29,982,099
COMMERCIAL SERVICES — 2.32%
Adecco SA Registered[a]	92,853	4,673,314
SGS SA Registered	4,344	8,173,481

		12,846,795
DIVERSIFIED FINANCIAL SERVICES — 0.69%
GAM Holding AGa	170,502	2,261,752
Partners Group Holding AG	8,326	1,557,341

		3,819,093
ENGINEERING & CONSTRUCTION — 4.31%
ABB Ltd. Registered[a]	1,160,210	23,852,017

		23,852,017
FOOD — 25.48%
Aryzta AGa	75,839	3,779,953
Barry Callebaut AG Registered[a]	1,086	1,068,098
Lindt & Spruengli AG Participation Certificates	819	2,522,867
Lindt & Spruengli AG Registered	181	6,612,322
Nestle SA Registered	2,069,373	127,031,500

		141,014,740
HAND & MACHINE TOOLS — 1.28%
Schindler Holding AG Participation Certificates	38,271	4,736,878

Security	Shares	Value

Schindler Holding AG Registered	19,186	$2,342,743

		7,079,621
HEALTH CARE — PRODUCTS — 2.56%
Sonova Holding AG Registered[a]	33,666	3,774,509
Straumann Holding AG Registered	9,425	1,500,300
Synthes Inc.[b]	51,223	8,904,392

		14,179,201
HOLDING COMPANIES — DIVERSIFIED — 0.66%
Pargesa Holding SA Bearer	49,232	3,669,788

		3,669,788
INSURANCE — 8.50%
Baloise Holding AG Registered	47,784	3,776,678
Swiss Life Holding AG Registered[a]	27,693	3,206,283
Swiss Re AGa	256,567	15,294,053
Zurich Financial Services AG Registered[a]	97,988	24,778,450

		47,055,464
MANUFACTURING — 0.35%
Sulzer AG Registered	13,575	1,957,476

		1,957,476
OIL & GAS — 1.84%
Transocean Ltd.	190,593	10,201,914

		10,201,914
PHARMACEUTICALS — 25.30%
Actelion Ltd. Registered[a]	90,690	3,433,908
Novartis AG Registered	1,225,370	67,046,109
Roche Holding AG Genusschein	397,838	69,555,958

		140,035,975
RETAIL — 5.96%
Compagnie Financiere Richemont SA Class A Bearer	331,954	20,469,606
Swatch Group AG (The) Bearer	20,453	9,313,227
Swatch Group AG (The) Registered	40,182	3,207,067

		32,989,900
TELECOMMUNICATIONS — 1.41%
Swisscom AG Registered	19,548	7,820,502

		7,820,502

42	2012 iSHARES ANNUAL-REPORT REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 29, 2012

Security	Shares	Value

TRANSPORTATION — 0.90%
Kuehne & Nagel International AG Registered	37,653	$4,978,045

		4,978,045

TOTAL COMMON STOCKS
(Cost: $539,544,423)		547,525,705

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c],d	166,618	166,618

		166,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,618)		166,618

TOTAL INVESTMENTS IN SECURITIES — 98.95%
(Cost: $539,711,041)		547,692,323
Other Assets, Less Liabilities — 1.05%		5,789,546

NET ASSETS — 100.00%		$553,481,869

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.36%

ADVERTISING — 0.67%
WPP PLC	802,240	$10,297,155

		10,297,155
AEROSPACE & DEFENSE — 2.03%
BAE Systems PLC	2,077,632	10,378,237
Cobham PLC	683,648	2,046,582
Meggitt PLC	495,732	3,059,927
Rolls-Royce Holdings PLC[a]	1,186,792	15,432,137

		30,916,883
AGRICULTURE — 5.85%
British American Tobacco PLC	1,253,948	63,639,066
Imperial Tobacco Group PLC	642,676	25,573,659

		89,212,725
APPAREL — 0.41%
Burberry Group PLC	278,604	6,284,187

		6,284,187
AUTO PARTS & EQUIPMENT — 0.22%
GKN PLC	980,564	3,427,286

		3,427,286
BANKS — 12.35%
Barclays PLC	7,380,052	28,883,683
HSBC Holdings PLC	11,359,348	100,764,634
Lloyds Banking Group PLC[a]	26,267,744	14,659,210
Royal Bank of Scotland Group PLC[a]	11,302,580	5,041,039
Standard Chartered PLC	1,513,768	39,113,859

		188,462,425
BEVERAGES — 4.12%
Diageo PLC	1,591,400	38,221,686
SABMiller PLC	606,476	24,680,552

		62,902,238
CHEMICALS — 0.33%
Johnson Matthey PLC	137,340	5,063,606

		5,063,606
COMMERCIAL SERVICES — 2.43%
Aggreko PLC	169,338	5,986,361
Babcock International Group PLC	228,028	2,742,901
Bunzl PLC	211,896	3,256,304

Security	Shares	Value

Capita PLC	389,784	$4,775,803
Experian PLC	637,432	9,627,698
G4S PLC	899,904	4,157,397
Intertek Group PLC	101,152	3,740,697
Serco Group PLC	317,408	2,814,090

		37,101,251
DISTRIBUTION & WHOLESALE — 0.46%
Wolseley PLC	181,376	7,058,041

		7,058,041
DIVERSIFIED FINANCIAL SERVICES — 1.24%
ICAP PLC	344,876	2,119,947
Investec PLC	342,260	2,186,972
London Stock Exchange Group PLC	92,432	1,331,852
Man Group PLC	1,196,820	2,502,623
Old Mutual PLC	3,520,700	8,948,006
Schroders PLC	71,940	1,776,671

		18,866,071
ELECTRIC — 1.15%
International Power PLC	971,408	5,367,589
SSE PLC	594,704	12,255,122

		17,622,711
ENGINEERING & CONSTRUCTION — 0.12%
Balfour Beatty PLC	432,076	1,918,120

		1,918,120
FOOD — 4.59%
Associated British Foods PLC	227,156	4,347,185
J Sainsbury PLC	775,208	3,694,014
Tate & Lyle PLC	298,224	3,322,874
Tesco PLC	5,096,404	25,734,480
Unilever PLC	815,756	26,466,545
Wm Morrison Supermarkets PLC	1,385,708	6,419,434

		69,984,532
FOOD SERVICE — 0.79%
Compass Group PLC	1,204,232	12,119,306

		12,119,306
GAS — 2.56%
Centrica PLC	3,276,540	15,911,683
National Grid PLC	2,264,584	23,206,634

		39,118,317

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.37%
Smith & Nephew PLC	566,800	$5,595,583

		5,595,583
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Resolution Ltd.	897,724	3,857,644

		3,857,644
HOUSEHOLD PRODUCTS & WARES — 1.44%
Reckitt Benckiser Group PLC	394,580	21,935,188

		21,935,188
INSURANCE — 3.16%
Admiral Group PLC	129,492	2,227,849
Aviva PLC	1,841,900	10,836,644
Legal & General Group PLC	3,745,240	7,227,259
Prudential PLC	1,622,792	18,470,335
RSA Insurance Group PLC	2,229,268	3,892,329
Standard Life PLC	1,483,708	5,510,595

		48,165,011
LEISURE TIME — 0.29%
Carnival PLC	116,848	3,449,453
TUI Travel PLC	321,768	1,017,736

		4,467,189
LODGING — 0.48%
InterContinental Hotels Group PLC	186,172	4,264,721
Whitbread PLC	112,924	3,061,224

		7,325,945
MACHINERY — 0.30%
Weir Group PLC (The)	134,288	4,517,754

		4,517,754
MANUFACTURING — 0.40%
Invensys PLC	508,376	1,689,990
Smiths Group PLC	250,264	4,349,650

		6,039,640
MEDIA — 1.82%
British Sky Broadcasting Group PLC	726,376	7,774,337
ITV PLC	2,330,856	3,200,283
Pearson PLC	517,968	9,920,856
Reed Elsevier PLC	775,644	6,820,981

		27,716,457

Security	Shares	Value

MINING — 12.06%
Anglo American PLC	841,480	$35,615,150
Antofagasta PLC	250,700	5,326,391
BHP Billiton PLC	1,343,752	43,736,477
Eurasian Natural Resources Corp.	163,500	1,829,586
Fresnillo PLC	115,104	3,497,260
Glencore International PLC[b]	874,068	6,031,926
Kazakhmys PLC	136,032	2,409,904
Lonmin PLC	102,460	1,805,331
Randgold Resources Ltd.	57,988	6,669,568
Rio Tinto PLC	873,888	50,032,342
Vedanta Resources PLC	75,428	1,735,091
Xstrata PLC	1,321,040	25,323,531

		184,012,557
OIL & GAS — 20.23%
BG Group PLC	2,158,168	52,316,780
BP PLC	12,060,356	94,864,829
Essar Energy PLC[a]	206,228	345,581
Royal Dutch Shell PLC Class A	2,314,560	84,540,868
Royal Dutch Shell PLC Class B	1,695,720	63,102,114
Tullow Oil PLC	574,212	13,529,799

		308,699,971
OIL & GAS SERVICES — 0.52%
AMEC PLC	212,332	3,751,437
Petrofac Ltd.	164,372	4,177,583

		7,929,020
PACKAGING & CONTAINERS — 0.24%
Rexam PLC	557,644	3,697,744

		3,697,744
PHARMACEUTICALS — 7.93%
AstraZeneca PLC	830,800	37,260,039
GlaxoSmithKline PLC	3,214,740	71,227,773
Shire PLC	357,084	12,537,910

		121,025,722
REAL ESTATE INVESTMENT TRUSTS — 1.04%
British Land Co. PLC	536,716	4,032,242
Capital Shopping Centres Group PLC	360,572	1,916,337
Hammerson PLC	449,516	2,813,433
Land Securities Group PLC	493,988	5,326,565

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 29, 2012

Security	Shares	Value

SEGRO PLC	465,212	$1,746,409

		15,834,986
RETAIL — 1.15%
Kingfisher PLC	1,510,304	6,856,706
Marks & Spencer Group PLC	1,006,288	5,835,203
Next PLC	109,872	4,863,519

		17,555,428
SEMICONDUCTORS — 0.51%
ARM Holdings PLC	859,356	7,817,968

		7,817,968
SOFTWARE — 0.27%
Sage Group PLC (The)	841,044	4,172,989

		4,172,989
TELECOMMUNICATIONS — 6.93%
BT Group PLC	4,926,364	16,919,675
Inmarsat PLC	293,428	2,248,059
Vodafone Group PLC	32,015,576	86,611,104

		105,778,838
VENTURE CAPITAL — 0.12%
3i Group PLC	613,452	1,857,021

		1,857,021
WATER — 0.53%
Severn Trent PLC	151,292	3,806,480
United Utilities Group PLC	433,384	4,233,469

		8,039,949

TOTAL COMMON STOCKS
(Cost: $1,569,367,550)		1,516,397,458

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	3,095,320	3,095,320
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	228,920	228,920

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	448,293	$448,293

		3,772,533

TOTAL SHORT - TERM INVESTMENTS
(Cost: $3,772,533)		3,772,533

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $1,573,140,083)		1,520,169,991
Other Assets, Less Liabilities — 0.39%		5,910,647

NET ASSETS — 100.00%		$1,526,080,638

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$130,117,097	$44,085,533	$35,354,723
Affiliated (Note 2)	3,908,415	489,898	5,470

Total cost of investments	$134,025,512	$44,575,431	$35,360,193

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$77,441,903	$26,160,024	$30,565,734
Affiliated (Note 2)	3,908,415	489,898	5,470

Total fair value of investments	81,350,318	26,649,922	30,571,204
Foreign currencies, at value[b]	12,216	37,226	36,084
Receivables:
Investment securities sold	664,161	135,866	160,089
Dividends and interest	756,763	31,454	4,868
Capital shares sold	17,668	—	—

Total Assets	82,801,126	26,854,468	30,772,245

LIABILITIES
Payables:
Investment securities purchased	667,910	144,831	162,688
Collateral for securities on loan (Note 5)	3,838,454	485,819	—
Investment advisory fees (Note 2)	29,375	10,605	15,768

Total Liabilities	4,535,739	641,255	178,456

NET ASSETS	$78,265,387	$26,213,213	$30,593,789

Net assets consist of:
Paid-in capital	$224,157,494	$88,661,890	$37,689,863
Undistributed (distributions in excess) of net investment income	(529,528)	62,191	(25,133)
Accumulated net realized loss	(92,680,800)	(44,586,262)	(2,284,788)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(52,681,779)	(17,924,606)	(4,786,153)

NET ASSETS	$78,265,387	$26,213,213	$30,593,789

Shares outstanding[c]	4,700,000	2,200,000	1,050,000

Net asset value per share	$16.65	$11.92	$29.14

[a]	Securities on loan with values of $3,652,476, $460,063 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $12,113, $35,760 and $33,575, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,096,670,708	$395,648,038	$3,481,446,729
Affiliated (Note 2)	6,199,842	1,760,849	19,727,907

Total cost of investments	$1,102,870,550	$397,408,887	$3,501,174,636

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$724,057,771	$270,308,090	$3,134,661,090
Affiliated (Note 2)	6,199,842	1,760,849	19,727,907

Total fair value of investments	730,257,613	272,068,939	3,154,388,997
Foreign currencies, at value[b]	894,301	93,964	3,105,736
Receivables:
Investment securities sold	737,281	534,818	4,340,289
Dividends and interest	347,609	38,624	6,249,994

Total Assets	732,236,804	272,736,345	3,168,085,016

LIABILITIES
Payables:
Investment securities purchased	989,003	349,217	5,322,205
Collateral for securities on loan (Note 5)	6,104,939	1,752,408	18,452,871
Investment advisory fees (Note 2)	297,915	111,810	1,224,264

Total Liabilities	7,391,857	2,213,435	24,999,340

NET ASSETS	$724,844,947	$270,522,910	$3,143,085,676

Net assets consist of:
Paid-in capital	$1,284,633,065	$448,070,335	$3,718,245,378
Undistributed (distributions in excess of) net investment income	(219,976)	(114,202)	2,166,114
Accumulated net realized loss	(186,983,554)	(52,095,329)	(230,250,200)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(372,584,588)	(125,337,894)	(347,075,616)

NET ASSETS	$724,844,947	$270,522,910	$3,143,085,676

Shares outstanding[c]	22,900,000	12,200,000	136,500,000

Net asset value per share	$31.65	$22.17	$23.03

[a]	Securities on loan with values of $5,762,003, $1,650,126 and $17,428,763, respectively. See Note 5.
[b]	Cost of foreign currencies: $869,568, $91,910 and $3,062,111, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 340.2 million and 382.2 million, respectively.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$200,041,366	$100,706,687	$203,615,762
Affiliated (Note 2)	863,260	143,365	7,075,012

Total cost of investments	$200,904,626	$100,850,052	$210,690,774

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$146,796,209	$67,578,012	$112,436,726
Affiliated (Note 2)	863,260	143,365	7,075,012

Total fair value of investments	147,659,469	67,721,377	119,511,738
Foreign currencies, at value[b]	29,969	16,014	117,635
Receivables:
Investment securities sold	196,832	49,653	3,919,391
Dividends and interest	2,662	101,527	39,445

Total Assets	147,888,932	67,888,571	123,588,209

LIABILITIES
Payables:
Investment securities purchased	—	—	3,960,648
Collateral for securities on loan (Note 5)	832,795	141,446	6,967,482
Investment advisory fees (Note 2)	60,136	28,073	46,487

Total Liabilities	892,931	169,519	10,974,617

NET ASSETS	$146,996,001	$67,719,052	$112,613,592

Net assets consist of:
Paid-in capital	$262,139,137	$157,362,931	$280,147,833
Undistributed (distributions in excess of) net investment income	(93,895)	57,962	896,266
Accumulated net realized loss	(61,804,543)	(56,575,923)	(77,253,562)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(53,244,698)	(33,125,918)	(91,176,945)

NET ASSETS	$146,996,001	$67,719,052	$112,613,592

Shares outstanding[c]	10,950,000	3,600,000	3,600,000

Net asset value per share	$13.42	$18.81	$31.28

[a]	Securities on loan with values of $787,517, $134,199 and $6,609,606, respectively. See Note 5.
[b]	Cost of foreign currencies: $29,510, $15,609 and $115,997, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$388,770,929	$539,544,423	$1,569,367,550
Affiliated (Note 2)	5,952	166,618	3,772,533

Total cost of investments	$388,776,881	$539,711,041	$1,573,140,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$361,320,269	$547,525,705	$1,516,397,458
Affiliated (Note 2)	5,952	166,618	3,772,533

Total fair value of investments	361,326,221	547,692,323	1,520,169,991
Foreign currencies, at value[b]	241,688	255,285	1,104,156
Receivables:
Investment securities sold	191,526	—	3,937,364
Due from custodian (Note 4)	—	—	581,949
Dividends and interest	—	5,755,009	8,751,293

Total Assets	361,759,435	553,702,617	1,534,544,753

LIABILITIES
Payables:
Investment securities purchased	145,817	—	4,531,059
Collateral for securities on loan (Note 5)	—	—	3,324,240
Investment advisory fees (Note 2)	143,717	220,748	608,816

Total Liabilities	289,534	220,748	8,464,115

NET ASSETS	$361,469,901	$553,481,869	$1,526,080,638

Net assets consist of:
Paid-in capital	$439,072,715	$588,743,664	$1,711,792,214
Undistributed net investment income (accumulated net investment loss)	(585,439)	1,532,667	10,879,886
Accumulated net realized loss	(49,575,209)	(45,055,336)	(143,707,934)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(27,442,166)	8,260,874	(52,883,528)

NET ASSETS	$361,469,901	$553,481,869	$1,526,080,638

Shares outstanding[c]	12,225,000	22,625,000	87,200,000

Net asset value per share	$29.57	$24.46	$17.50

[a]	Securities on loan with values of $ —, $ — and $3,165,920, respectively. See Note 5.
[b]	Cost of foreign currencies: $233,193, $246,222 and $1,094,226, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$313,430	$123,004	$346,393
Interest — affiliated (Note 2)	10	7	14
Securities lending income — affiliated (Note 2)	34,987	6,050	229

Total investment income	348,427	129,061	346,636

EXPENSES
Investment advisory fees (Note 2)	187,981	64,637	91,403

Total expenses	187,981	64,637	91,403

Net investment income	160,446	64,424	255,233

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,992,519)	(1,273,216)	(511,998)
In-kind redemptions — unaffiliated	(27,012,745)	(1,517,461)	(1,078,397)
Foreign currency transactions	(10,875)	(102,797)	(13,932)

Net realized loss	(34,016,139)	(2,893,474)	(1,604,327)

Net change in unrealized appreciation/depreciation on:
Investments	15,990,212	1,853,360	1,327,335
Translation of assets and liabilities in foreign currencies	(57,646)	54,673	3,686

Net change in unrealized appreciation/depreciation	15,932,566	1,908,033	1,331,021

Net realized and unrealized loss	(18,083,573)	(985,441)	(273,306)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,923,127)	$(921,017)	$(18,073)

[a]	Net of foreign withholding tax of $9,732, $21,707 and $61,445, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,341,841	$2,339,641	$8,678,275
Interest — affiliated (Note 2)	93	33	100
Securities lending income — affiliated (Note 2)	140,003	69,683	225,831

Total investment income	6,481,937	2,409,357	8,904,206

EXPENSES
Investment advisory fees (Note 2)	1,820,795	744,168	6,738,092

Total expenses	1,820,795	744,168	6,738,092

Net investment income	4,661,142	1,665,189	2,166,114

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,775,443)	(5,885,735)	(16,310,233)
In-kind redemptions — unaffiliated	(834,490)	(21,138,584)	(13,512,446)
Foreign currency transactions	(155,012)	(51,250)	(564,288)

Net realized loss	(22,764,945)	(27,075,569)	(30,386,967)

Net change in unrealized appreciation/depreciation on:
Investments	29,285,068	11,317,660	252,805,652
Translation of assets and liabilities in foreign currencies	37,997	(383)	(270,818)

Net change in unrealized appreciation/depreciation	29,323,065	11,317,277	252,534,834

Net realized and unrealized gain (loss)	6,558,120	(15,758,292)	222,147,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,219,262	$(14,093,103)	$224,313,981

[a]	Net of foreign withholding tax of $918,551, $409,717 and $1,531,461, respectively.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,531,690	$324,639	$3,976,884
Interest — affiliated (Note 2)	17	9	68
Securities lending income — affiliated (Note 2)	28,508	2,555	102,219

Total investment income	1,560,215	327,203	4,079,171

EXPENSES
Investment advisory fees (Note 2)	299,474	214,038	335,850

Total expenses	299,474	214,038	335,850

Net investment income	1,260,741	113,165	3,743,321

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,173,043)	(1,189,257)	(14,729,774)
In-kind redemptions — unaffiliated	(136,239)	(14,914,225)	(24,086,807)
Foreign currency transactions	74,654	(24,908)	(40,997)

Net realized loss	(14,234,628)	(16,128,390)	(38,857,578)

Net change in unrealized appreciation/depreciation on:
Investments	13,414,457	13,892,419	19,807,742
Translation of assets and liabilities in foreign currencies	(423)	(2,164)	(990)

Net change in unrealized appreciation/depreciation	13,414,034	13,890,255	19,806,752

Net realized and unrealized loss	(820,594)	(2,238,135)	(19,050,826)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$440,147	$(2,124,970)	$(15,307,505)

[a]	Net of foreign withholding tax of $265,593, $56,492 and $430,256, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$178,506	$2,968,006	$24,380,537
Interest — affiliated (Note 2)	12	32	228
Securities lending income — affiliated (Note 2)	--	475	5,988

Total investment income	178,518	2,968,513	24,386,753

EXPENSES
Investment advisory fees (Note 2)	763,957	1,283,293	3,313,878

Total expenses	763,957	1,283,293	3,313,878

Net investment income (loss)	(585,439)	1,685,220	21,072,875

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,628,386)	(691,011)	(12,539,241)
In-kind redemptions — unaffiliated	(10,324,025)	3,816,436	--
Foreign currency transactions	(13,942)	(47,673)	(627,520)

Net realized gain (loss)	(12,966,353)	3,077,752	(13,166,761)

Net change in unrealized appreciation/depreciation on:
Investments	42,178,212	(7,392,965)	104,683,621
Translation of assets and liabilities in foreign currencies	7,639	(356,273)	122,452

Net change in unrealized appreciation/depreciation	42,185,851	(7,749,238)	104,806,073

Net realized and unrealized gain (loss)	29,219,498	(4,671,486)	91,639,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,634,059	$(2,986,266)	$112,712,187

[a]	Net of foreign withholding tax of $31,501, $612,339 and $336,320, respectively.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$160,446	$3,240,793	$64,424	$1,389,784
Net realized gain (loss)	(34,016,139)	3,890,979	(2,893,474)	(4,660,818)
Net change in unrealized appreciation/depreciation	15,932,566	5,563,324	1,908,033	8,534,470

Net increase (decrease) in net assets resulting from operations	(17,923,127)	12,695,096	(921,017)	5,263,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(801,120)	(3,303,650)	(711,977)	(1,401,041)

Total distributions to shareholders	(801,120)	(3,303,650)	(711,977)	(1,401,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,788,322	153,911,553	1,356,110	70,362,308
Cost of shares redeemed	(59,772,895)	(136,848,453)	(4,765,738)	(101,865,045)

Net increase (decrease) in net assets from capital share transactions	(39,984,573)	17,063,100	(3,409,628)	(31,502,737)

INCREASE (DECREASE) IN NET ASSETS	(58,708,820)	26,454,546	(5,042,622)	(27,640,342)

NET ASSETS
Beginning of period	136,974,207	110,519,661	31,255,835	58,896,177

End of period	$78,265,387	$136,974,207	$26,213,213	$31,255,835

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(529,528)	$111,146	$62,191	$709,744

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	7,100,000	120,000	4,920,000
Shares redeemed	(3,800,000)	(6,200,000)	(400,000)	(7,440,000)

Net increase (decrease) in shares outstanding	(2,600,000)	900,000	(280,000)	(2,520,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe Index Fund		iShares MSCI EMU Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$255,233	$671,515	$4,661,142	$29,284,564
Net realized gain (loss)	(1,604,327)	4,507,041	(22,764,945)	(9,900,693)
Net change in unrealized appreciation/depreciation	1,331,021	(5,857,166)	29,323,065	6,777,116

Net increase (decrease) in net assets resulting from operations	(18,073)	(678,610)	11,219,262	26,160,987

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(410,153)	(575,285)	(7,237,084)	(27,791,723)

Total distributions to shareholders	(410,153)	(575,285)	(7,237,084)	(27,791,723)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,566,106	76,250,166	112,063,056	558,259,495
Cost of shares redeemed	(3,755,616)	(55,616,346)	(129,432,961)	(642,368,122)

Net increase (decrease) in net assets from capital share transactions	(1,189,510)	20,633,820	(17,369,905)	(84,108,627)

INCREASE (DECREASE) IN NET ASSETS	(1,617,736)	19,379,925	(13,387,727)	(85,739,363)

NET ASSETS
Beginning of period	32,211,525	12,831,600	738,232,674	823,972,037

End of period	$30,593,789	$32,211,525	$724,844,947	$738,232,674

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(25,133)	$129,787	$(219,976)	$2,355,966

SHARES ISSUED AND REDEEMED
Shares sold	100,000	2,250,000	3,900,000	14,400,000
Shares redeemed	(150,000)	(1,650,000)	(4,400,000)	(17,800,000)

Net increase (decrease) in shares outstanding	(50,000)	600,000	(500,000)	(3,400,000)

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,665,189	$11,923,061	$2,166,114	$91,494,830
Net realized gain (loss)	(27,075,569)	(2,882,430)	(30,386,967)	106,517,591
Net change in unrealized appreciation/depreciation	11,317,277	(10,589,579)	252,534,834	(323,290,675)

Net increase (decrease) in net assets resulting from operations	(14,093,103)	(1,548,948)	224,313,981	(125,278,254)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,259,878)	(11,811,674)	—	(93,072,582)

Total distributions to shareholders	(2,259,878)	(11,811,674)	—	(93,072,582)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,278,342	327,507,874	785,474,190	2,649,782,675
Cost of shares redeemed	(83,539,935)	(196,716,202)	(634,873,882)	(1,151,141,454)

Net increase (decrease) in net assets from capital share transactions	(70,261,593)	130,791,672	150,600,308	1,498,641,221

INCREASE (DECREASE) IN NET ASSETS	(86,614,574)	117,431,050	374,914,289	1,280,290,385

NET ASSETS
Beginning of period	357,137,484	239,706,434	2,768,171,387	1,487,881,002

End of period	$270,522,910	$357,137,484	$3,143,085,676	$2,768,171,387

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(114,202)	$480,487	$2,166,114	$—

SHARES ISSUED AND REDEEMED
Shares sold	600,000	12,400,000	37,200,000	102,900,000
Shares redeemed	(4,200,000)	(8,000,000)	(32,400,000)	(47,700,000)

Net increase (decrease) in shares outstanding	(3,600,000)	4,400,000	4,800,000	55,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Index Fund		iShares MSCI Netherlands Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,260,741	$3,714,465	$113,165	$3,819,725
Net realized gain (loss)	(14,234,628)	(7,907,880)	(16,128,390)	8,037,705
Net change in unrealized appreciation/depreciation	13,414,034	(7,314,629)	13,890,255	(605,357)

Net increase (decrease) in net assets resulting from operations	440,147	(11,508,044)	(2,124,970)	11,252,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,368,973)	(3,814,673)	(612,457)	(3,654,048)

Total distributions to shareholders	(1,368,973)	(3,814,673)	(612,457)	(3,654,048)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,200,242	233,854,014	18,401,363	63,107,207
Cost of shares redeemed	(63,887,397)	(150,419,367)	(69,685,290)	(96,575,333)

Net increase (decrease) in net assets from capital share transactions	3,312,845	83,434,647	(51,283,927)	(33,468,126)

INCREASE (DECREASE) IN NET ASSETS	2,384,019	68,111,930	(54,021,354)	(25,870,101)

NET ASSETS
Beginning of period	144,611,982	76,500,052	121,740,406	147,610,507

End of period	$146,996,001	$144,611,982	$67,719,052	$121,740,406

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(93,895)	$14,337	$57,962	$557,254

SHARES ISSUED AND REDEEMED
Shares sold	5,250,000	14,400,000	1,050,000	2,850,000
Shares redeemed	(4,950,000)	(8,850,000)	(4,050,000)	(4,500,000)

Net increase (decrease) in shares outstanding	300,000	5,550,000	(3,000,000)	(1,650,000)

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$3,743,321	$11,073,134	$(585,439)	$18,747,767
Net realized gain (loss)	(38,857,578)	(583,970)	(12,966,353)	3,646,225
Net change in unrealized appreciation/depreciation	19,806,752	(10,416,178)	42,185,851	(18,154,073)

Net increase (decrease) in net assets resulting from operations	(15,307,505)	72,986	28,634,059	4,239,919

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,999,079)	(8,211,532)	—	(19,236,805)

Total distributions to shareholders	(6,999,079)	(8,211,532)	—	(19,236,805)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,698,918	418,742,090	58,764,851	366,716,894
Cost of shares redeemed	(98,138,367)	(424,605,441)	(55,816,193)	(271,324,012)

Net increase (decrease) in net assets from capital share transactions	(45,439,449)	(5,863,351)	2,948,658	95,392,882

INCREASE (DECREASE) IN NET ASSETS	(67,746,033)	(14,001,897)	31,582,717	80,395,996

NET ASSETS
Beginning of period	180,359,625	194,361,522	329,887,184	249,491,188

End of period	$112,613,592	$180,359,625	$361,469,901	$329,887,184

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$896,266	$4,152,024	$(585,439)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,575,000	10,200,000	2,250,000	11,850,000
Shares redeemed	(3,000,000)	(10,425,000)	(2,325,000)	(9,750,000)

Net increase (decrease) in shares outstanding	(1,425,000)	(225,000)	(75,000)	2,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,685,220	$11,696,805	$21,072,875	$37,030,142
Net realized gain (loss)	3,077,752	9,971,355	(13,166,761)	19,495,286
Net change in unrealized appreciation/depreciation	(7,749,238)	39,334,532	104,806,073	45,745,307

Net increase (decrease) in net assets resulting from operations	(2,986,266)	61,002,692	112,712,187	102,270,735

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(379,513)	(11,911,242)	(18,599,820)	(33,922,128)

Total distributions to shareholders	(379,513)	(11,911,242)	(18,599,820)	(33,922,128)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,925,238	136,480,631	232,635,478	406,184,764
Cost of shares redeemed	(28,236,425)	(67,167,856)	—	(205,612,227)

Net increase in net assets from capital share transactions	32,688,813	69,312,775	232,635,478	200,572,537

INCREASE IN NET ASSETS	29,323,034	118,404,225	326,747,845	268,921,144

NET ASSETS
Beginning of period	524,158,835	405,754,610	1,199,332,793	930,411,649

End of period	$553,481,869	$524,158,835	$1,526,080,638	$1,199,332,793

Undistributed net investment income included in net assets at end of period	$1,532,667	$226,960	$10,879,886	$8,406,831

SHARES ISSUED AND REDEEMED
Shares sold	2,625,000	5,125,000	14,200,000	23,400,000
Shares redeemed	(1,250,000)	(2,625,000)	--	(12,400,000)

Net increase in shares outstanding	1,375,000	2,500,000	14,200,000	11,000,000

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$18.76	$17.27	$20.21	$29.78	$37.28	$31.08

Income from investment operations:
Net investment income[a]	0.03	0.42	0.43	0.51	0.56	0.51
Net realized and unrealized gain (loss)[b]	(1.93)	1.53	(2.62)	(9.36)	(6.98)	6.42

Total from investment operations	(1.90)	1.95	(2.19)	(8.85)	(6.42)	6.93

Less distributions from:
Net investment income	(0.21)	(0.46)	(0.75)	(0.72)	(1.08)	(0.73)

Total distributions	(0.21)	(0.46)	(0.75)	(0.72)	(1.08)	(0.73)

Net asset value, end of period	$16.65	$18.76	$17.27	$20.21	$29.78	$37.28

Total return	(9.91)%[c]	10.92%	(11.07)%	(28.52)%	(17.64)%	22.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,265	$136,974	$110,520	$159,666	$193,602	$473,514
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.54%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.45%	1.95%	2.20%	3.25%	1.57%	1.36%
Portfolio turnover rate[e]	7%	12%	11%	26%	26%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$12.60	$11.78	$12.06	$17.64	$25.89	$22.83

Income from investment operations:
Net investment income[a]	0.03	0.35	0.19	0.22	0.78	0.76
Net realized and unrealized gain (loss)[b]	(0.39)	0.80	(0.27)	(5.46)	(7.27)	2.74

Total from investment operations	(0.36)	1.15	(0.08)	(5.24)	(6.49)	3.50

Less distributions from:
Net investment income	(0.32)	(0.33)	(0.20)	(0.34)	(1.76)	(0.44)

Total distributions	(0.32)	(0.33)	(0.20)	(0.34)	(1.76)	(0.44)

Net asset value, end of period	$11.92	$12.60	$11.78	$12.06	$17.64	$25.89

Total return	(2.48)%[c]	9.59%	(0.60)%	(29.15)%	(26.21)%	15.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,213	$31,256	$58,896	$53,042	$119,955	$303,483
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.54%	0.56%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.52%	2.56%	1.55%	2.23%	3.32%	2.90%
Portfolio turnover rate[e]	10%	12%	17%	33%	31%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Eastern Europe Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Period from Sep 30, 2009[a] to Aug. 31, 2010
Net asset value, beginning of period	$29.28	$25.66	$24.65

Income from investment operations:
Net investment income[b]	0.25	0.67	0.26
Net realized and unrealized gain[c]	0.04	3.45	0.89

Total from investment operations	0.29	4.12	1.15

Less distributions from:
Net investment income	(0.43)	(0.50)	(0.13)
Net realized gain	—	—	(0.01)

Total distributions	(0.43)	(0.50)	(0.14)

Net asset value, end of period	$29.14	$29.28	$25.66

Total return	1.33%[d]	15.86%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,594	$32,212	$12,832
Ratio of expenses to average net assets[e]	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.93%	2.06%	1.05%
Portfolio turnover rate[f]	5%	24%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]
Net asset value, beginning of period	$31.55	$30.75	$35.64	$45.97	$57.15	$46.14

Income from investment operations:
Net investment income[b]	0.19	1.23	0.80	0.93	1.71	1.40
Net realized and unrealized gain (loss)[c]	0.22	0.71	(4.76)	(9.97)	(9.59)	10.54

Total from investment operations	0.41	1.94	(3.96)	(9.04)	(7.88)	11.94

Less distributions from:
Net investment income	(0.31)	(1.14)	(0.93)	(1.29)	(3.30)	(0.93)

Total distributions	(0.31)	(1.14)	(0.93)	(1.29)	(3.30)	(0.93)

Net asset value, end of period	$31.65	$31.55	$30.75	$35.64	$45.97	$57.15

Total return	1.43%[d]	5.78%	(11.19)%	(19.05)%	(14.52)%	26.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$724,845	$738,233	$823,972	$741,270	$1,291,808	$2,971,565
Ratio of expenses to average net assets[e,f]	0.52%	0.52%	0.54%	0.56%	0.52%	0.51%
Ratio of net investment income to average net assets[f]	1.34%	3.38%	2.29%	3.07%	3.06%	2.60%
Portfolio turnover rate[g]	2%	8%	5%	8%	27%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$22.60	$21.03	$24.28	$30.70	$36.53	$31.16

Income from investment operations:
Net investment income[a]	0.12	0.86	0.65	0.66	0.93	0.77
Net realized and unrealized gain (loss)[b]	(0.37)	1.38	(3.30)	(6.13)	(5.17)	5.06

Total from investment operations	(0.25)	2.24	(2.65)	(5.47)	(4.24)	5.83

Less distributions from:
Net investment income	(0.18)	(0.67)	(0.60)	(0.95)	(1.59)	(0.46)

Total distributions	(0.18)	(0.67)	(0.60)	(0.95)	(1.59)	(0.46)

Net asset value, end of period	$22.17	$22.60	$21.03	$24.28	$30.70	$36.53

Total return	(1.00)%[c]	10.24%	(10.98)%	(17.11)%	(11.96)%	18.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$270,523	$357,137	$239,706	$184,511	$227,203	$445,696
Ratio of expenses to average net assets[d,e]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[e]	1.17%	3.38%	2.71%	3.18%	2.60%	2.17%
Portfolio turnover rate[f]	1%	6%	6%	6%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$21.02	$19.45	$20.86	$27.55	$32.18	$23.68

Income from investment operations:
Net investment income[a]	0.02	0.86	0.38	0.58	0.88	0.68
Net realized and unrealized gain (loss)[b]	1.99	1.38	(1.49)	(6.65)	(3.84)	8.33

Total from investment operations	2.01	2.24	(1.11)	(6.07)	(2.96)	9.01

Less distributions from:
Net investment income	—	(0.67)	(0.30)	(0.62)	(1.67)	(0.51)

Total distributions	—	(0.67)	(0.30)	(0.62)	(1.67)	(0.51)

Net asset value, end of period	$23.03	$21.02	$19.45	$20.86	$27.55	$32.18

Total return	9.56%[c]	10.84%	(5.35)%	(21.62)%	(9.81)%	38.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,143,086	$2,768,171	$1,487,881	$619,638	$669,452	$1,641,245
Ratio of expenses to average net assets[d]	0.52%	0.51%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.17%	3.45%	1.80%	3.18%	2.72%	2.32%
Portfolio turnover rate[e]	1%	13%	5%	15%	11%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$13.58	$15.00	$19.05	$25.04	$33.82	$30.48

Income from investment operations:
Net investment income[a]	0.14	0.54	0.39	0.47	1.53	1.35
Net realized and unrealized gain (loss)[b]	(0.14)	(1.47)	(3.99)	(5.82)	(7.71)	2.66

Total from investment operations	0.00 [c]	(0.93)	(3.60)	(5.35)	(6.18)	4.01

Less distributions from:
Net investment income	(0.16)	(0.49)	(0.44)	(0.64)	(2.60)	(0.67)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.16)	(0.49)	(0.45)	(0.64)	(2.60)	(0.67)

Net asset value, end of period	$13.42	$13.58	$15.00	$19.05	$25.04	$33.82

Total return	0.09%[d]	(6.80)%	(19.11)%	(20.78)%	(19.43)%	13.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,996	$144,612	$76,500	$125,716	$244,154	$172,495
Ratio of expenses to average net assets[e,f]	0.52%	0.51%	0.54%	0.55%	0.52%	0.52%
Ratio of net investment income to average net assets[f]	2.21%	3.15%	2.17%	2.85%	5.06%	4.02%
Portfolio turnover rate[g]	5%	16%	12%	18%	29%	16%

[a]	Based on average shares outstanding throughout each period.
b	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$18.45	$17.89	$18.52	$24.38	$29.75	$24.17

Income from investment operations:
Net investment income[a]	0.02	0.48	0.45	0.35	1.10	0.98
Net realized and unrealized gain (loss)[b]	0.47	0.55	(0.70)	(5.55)	(4.68)	5.05

Total from investment operations	0.49	1.03	(0.25)	(5.20)	(3.58)	6.03

Less distributions from:
Net investment income	(0.13)	(0.47)	(0.38)	(0.66)	(1.79)	(0.45)

Total distributions	(0.13)	(0.47)	(0.38)	(0.66)	(1.79)	(0.45)

Net asset value, end of period	$18.81	$18.45	$17.89	$18.52	$24.38	$29.75

Total return	2.77%[c]	5.44%	(1.44)%	(20.59)%	(12.67)%	25.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,719	$121,740	$147,611	$83,351	$209,653	$251,354
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.28%	2.26%	2.31%	2.24%	3.86%	3.50%
Portfolio turnover rate[e]	3%	6%	9%	15%	26%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$35.89	$37.02	$47.65	$50.41	$58.06	$44.81

Income from investment operations:
Net investment income[a]	0.94	2.14	1.64	1.75	1.98	1.30
Net realized and unrealized gain (loss)[b]	(3.43)	(1.36)	(10.01)	(2.14)	(7.33)	12.33

Total from investment operations	(2.49)	0.78	(8.37)	(0.39)	(5.35)	13.63

Less distributions from:
Net investment income	(2.12)	(1.91)	(2.26)	(2.37)	(2.30)	(0.38)

Total distributions	(2.12)	(1.91)	(2.26)	(2.37)	(2.30)	(0.38)

Net asset value, end of period	$31.28	$35.89	$37.02	$47.65	$50.41	$58.06

Total return	(6.71)%[c]	1.78%	(17.91)%	0.64%	(9.76)%	30.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,614	$180,360	$194,362	$278,734	$321,349	$522,556
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.54%	0.56%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	5.84%	5.31%	3.72%	4.70%	3.28%	2.36%
Portfolio turnover rate[e]	7%	14%	9%	19%	22%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$26.82	$24.46	$22.86	$24.48	$34.57	$25.88

Income from investment operations:
Net investment income (loss)[a]	(0.05)	1.18	0.48	0.40	0.91	1.15
Net realized and unrealized gain (loss)[b]	2.80	2.22	1.73	(1.56)	(8.63)	7.88

Total from investment operations	2.75	3.40	2.21	(1.16)	(7.72)	9.03

Less distributions from:
Net investment income	—	(1.04)	(0.61)	(0.46)	(2.37)	(0.34)

Total distributions	—	(1.04)	(0.61)	(0.46)	(2.37)	(0.34)

Net asset value, end of period	$29.57	$26.82	$24.46	$22.86	$24.48	$34.57

Total return	10.25%[c]	13.40%	9.70%	(4.04)%	(23.16)%	35.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$361,470	$329,887	$249,491	$190,333	$227,654	$573,026
Ratio of expenses to average net assets[d]	0.52%	0.51%	0.53%	0.55%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets[d]	(0.40)%	3.80%	1.97%	2.34%	2.91%	3.42%
Portfolio turnover rate[e]	2%	9%	10%	9%	17%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$24.67	$21.64	$20.71	$23.09	$25.78	$22.49

Income from investment operations:
Net investment income[a]	0.08	0.59	0.39	0.25	0.49	0.36
Net realized and unrealized gain (loss)[b]	(0.27)	2.97	0.90	(2.30)	(2.51)	3.12

Total from investment operations	(0.19)	3.56	1.29	(2.05)	(2.02)	3.48

Less distributions from:
Net investment income	(0.02)	(0.53)	(0.36)	(0.33)	(0.67)	(0.19)

Total distributions	(0.02)	(0.53)	(0.36)	(0.33)	(0.67)	(0.19)

Net asset value, end of period	$24.46	$24.67	$21.64	$20.71	$23.09	$25.78

Total return	(0.77)%[c]	16.30%	6.35%	(8.63)%	(7.97)%	15.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$553,482	$524,159	$405,755	$271,855	$366,525	$318,998
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.56%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.69%	2.35%	1.80%	1.42%	1.93%	1.42%
Portfolio turnover rate[e]	0%[f]	7%	7%	16%	11%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$16.43	$15.01	$15.02	$19.35	$24.73	$21.92

Income from investment operations:
Net investment income[a]	0.27	0.54	0.46	0.50	0.83	0.84
Net realized and unrealized gain (loss)[b]	1.03	1.35	(0.03)	(4.26)	(4.89)	2.78

Total from investment operations	1.30	1.89	0.43	(3.76)	(4.06)	3.62

Less distributions from:
Net investment income	(0.23)	(0.47)	(0.44)	(0.57)	(1.32)	(0.81)

Total distributions	(0.23)	(0.47)	(0.44)	(0.57)	(1.32)	(0.81)

Net asset value, end of period	$17.50	$16.43	$15.01	$15.02	$19.35	$24.73

Total return	8.07%[c]	12.50%	2.87%	(18.68)%	(17.16)%	16.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,526,081	$1,199,333	$930,412	$739,124	$882,502	$1,127,738
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	3.33%	3.07%	2.98%	3.90%	3.64%	3.51%
Portfolio turnover rate[e]	3%	4%	7%	11%	14%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Austria Investable Market	Non-diversified
Belgium Investable Market	Non-diversified
Emerging Markets Eastern Europe	Non-diversified
EMU	Non-diversified
France	Non-diversified
Germany	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Italy	Non-diversified
Netherlands Investable Market	Non-diversified
Spain	Non-diversified
Sweden	Non-diversified
Switzerland	Non-diversified
United Kingdom	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Austria Investable Market
Assets:
Common Stocks	$77,441,649	$—	$254	$77,441,903
Short-Term Investments	3,908,415	—	—	3,908,415

	$81,350,064	$—	$254	$81,350,318

Belgium Investable Market
Assets:
Common Stocks	$26,160,024	$—	$—	$26,160,024
Short-Term Investments	489,898	—	—	489,898

	$26,649,922	$—	$—	$26,649,922

Emerging Markets Eastern Europe
Assets:
Common Stocks	$29,636,903	$—	$—	$29,636,903
Preferred Stocks	928,831	—	—	928,831
Short-Term Investments	5,470	—	—	5,470

	$30,571,204	$—	$—	$30,571,204

EMU
Assets:
Common Stocks	$710,482,076	$—	$83	$710,482,159
Preferred Stocks	13,575,612	—	—	13,575,612
Short-Term Investments	6,199,842	—	—	6,199,842

	$730,257,530	$—	$83	$730,257,613

France
Assets:
Common Stocks	$270,308,090	$—	$—	$270,308,090
Short-Term Investments	1,760,849	—	—	1,760,849

	$272,068,939	$—	$—	$272,068,939

Germany
Assets:
Common Stocks	$2,939,235,096	$—	$—	$2,939,235,096
Preferred Stocks	195,425,994	—	—	195,425,994
Short-Term Investments	19,727,907	—	—	19,727,907

	$3,154,388,997	$—	$—	$3,154,388,997

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Italy
Assets:
Common Stocks	$146,796,209	$—	$—		$146,796,209
Short-Term Investments	863,260	—	—		863,260

	$147,659,469	$—	$—		$147,659,469

Netherlands Investable Market
Assets:
Common Stocks	$67,578,012	$—	$—		$67,578,012
Warrants	—	—	0	[a]	0	[a]
Short-Term Investments	143,365	—	—		143,365

	$67,721,377	$—	$0	[a]	$67,721,377

Spain
Assets:
Common Stocks	$112,436,726	$—	$—		$112,436,726
Short-Term Investments	7,075,012	—	—		7,075,012

	$119,511,738	$—	$—		$119,511,738

Sweden
Assets:
Common Stocks	$361,320,269	$—	$—		$361,320,269
Short-Term Investments	5,952	—	—		5,952

	$361,326,221	$—	$—		$361,326,221

Switzerland
Assets:
Common Stocks	$547,525,705	$—	$—		$547,525,705
Short-Term Investments	166,618	—	—		166,618

	$547,692,323	$—	$—		$547,692,323

United Kingdom
Assets:
Common Stocks	$1,516,397,458	$—	$—		$1,516,397,458
Short-Term Investments	3,772,533	—	—		3,772,533

	$1,520,169,991	$—	$—		$1,520,169,991

[a]	Rounds to less than $1.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund except for the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$18,839
Belgium Investable Market	3,258
Emerging Markets Eastern Europe	124
EMU	75,386
France	37,522
Germany	121,602

iShares MSCI Index Fund	Securities Lending Agent Fees
Italy	$15,350
Netherlands Investable Market	1,376
Spain	55,041
Switzerland	256
United Kingdom	3,224

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$5,005,062	$5,759,596
Belgium Investable Market	2,505,073	2,533,921
Emerging Markets Eastern Europe	1,310,797	1,301,297
EMU	12,926,239	14,571,704
France	3,948,308	4,748,716
Germany	29,689,995	24,008,696
Italy	6,597,568	6,266,937
Netherlands Investable Market	2,197,176	2,512,850
Spain	10,025,608	13,244,616
Sweden	5,749,651	6,346,628
Switzerland	2,436,345	3,695,723
United Kingdom	37,590,978	34,805,293

In-kind transactions (see Note 4) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$19,544,356	$59,178,583
Belgium Investable Market	1,352,650	4,686,027
Emerging Markets Eastern Europe	2,557,021	3,728,685
EMU	111,073,021	128,556,436
France	13,275,975	83,418,623
Germany	782,418,505	632,096,828
Italy	66,668,247	63,774,371
Netherlands Investable Market	18,389,532	69,588,572
Spain	52,409,572	97,817,377
Sweden	58,709,073	55,792,428
Switzerland	60,472,597	28,010,520
United Kingdom	231,222,575	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Austria Investable Market	$855,364	$—	$—	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$50,825,511

Belgium Investable Market	175,781	33,969	—	—	1,698,444	5,953,120	10,826,174	19,023,517	37,711,005

Emerging Markets Eastern Europe	—	—	—	—	—	—	—	204,914	204,914

EMU	659,648	1,873,963	—	—	—	26,644,200	68,035,542	30,230,739	127,444,092

France	2,400,550	—	—	158,472	335,795	3,408,374	7,008,530	2,858,814	16,170,535

Germany	8,656,712	2,241,687	—	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	107,017,800

Italy	541,980	527,327	—	—	472,268	2,743,650	18,169,627	9,459,662	31,914,514

Netherlands Investable Market	2,481,175	129,137	403,525	260,715	1,195,162	5,819,153	22,256,170	2,329,005	34,874,042

Spain	995,671	—	—	—	—	5,946,927	15,120,672	8,619,903	30,683,173

Sweden	1,149,514	—	107,613	—	100,015	13,686,746	8,483,510	5,244,977	28,772,375

Switzerland	2,149,171	354,252	—	—	—	2,837,786	22,569,380	6,955,758	34,866,347

United Kingdom	4,272,059	1,517,783	7,063,063	—	261,754	16,140,312	23,559,917	22,514,433	75,329,321

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria Investable Market	$138,577,141	$1,002,060	$(58,228,883)	$(57,226,823)
Belgium Investable Market	45,152,779	804,043	(19,306,900)	(18,502,857)
Emerging Markets Eastern Europe	35,657,738	236,392	(5,322,926)	(5,086,534)
EMU	1,123,134,208	16,164,280	(409,040,875)	(392,876,595)
France	405,821,783	2,012,175	(135,765,019)	(133,752,844)
Germany	3,584,792,114	96,971,211	(527,374,328)	(430,403,117)
Italy	213,248,519	1,089,239	(66,678,289)	(65,589,050)
Netherlands Investable Market	103,343,475	871,267	(36,493,365)	(35,622,098)
Spain	213,187,160	430,300	(94,105,722)	(93,675,422)
Sweden	391,434,852	12,114,560	(42,223,191)	(30,108,631)
Switzerland	549,781,260	46,649,296	(48,738,233)	(2,088,937)
United Kingdom	1,618,767,904	114,652,781	(213,250,694)	(98,597,913)

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Notes:

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-82-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Australia Index Fund  |  EWA  |  NYSE Arca

iShares MSCI Hong Kong Index Fund  |  EWH  |  NYSE Arca

iShares MSCI Japan Small Cap Index Fund  |  SCJ  |  NYSE Arca

iShares MSCI Malaysia Index Fund  |  EWM  |  NYSE Arca

iShares MSCI Pacific ex-Japan Index Fund  |  EPP  |  NYSE Arca

iShares MSCI Singapore Index Fund  |  EWS  |  NYSE Arca

iShares MSCI South Korea Index Fund  |  EWY  |  NYSE Arca

iShares MSCI Taiwan Index Fund  |  EWT  |  NYSE Arca

iShares MSCI Thailand Investable Market Index Fund  |  THD  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.60)%	(4.76)%	(2.33)%	4.28%	3.85%	4.26%	14.24%	13.99%	14.00%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.60)%	(4.76)%	(2.33)%	23.29%	20.81%	23.21%	278.45%	270.38%	270.63%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Australia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Australian Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 2.75%, net of fees, while the total return for the Index was 2.86%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	43.50%
Basic Materials	24.53
Consumer Non-Cyclical	10.17
Industrial	5.58
Consumer Cyclical	5.14
Energy	4.95
Utilities	2.66
Communications	1.90
Technology	0.40
Short-Term and Other Net Assets	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

BHP Billiton Ltd.	13.60%
Commonwealth Bank of Australia	9.14
Westpac Banking Corp.	7.43
Australia and New Zealand Banking Group Ltd.	6.79
National Australia Bank Ltd.	6.12
Woolworths Ltd.	3.64
Rio Tinto Ltd.	3.45
Wesfarmers Ltd.	3.44
Newcrest Mining Ltd.	3.01
Woodside Petroleum Ltd.	2.82

TOTAL	59.44%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.96%	0.17%	1.51%	5.93%	6.04%	6.52%	10.49%	10.42%	11.26%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.96%	0.17%	1.51%	33.35%	34.04%	37.12%	171.13%	169.36%	190.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 5.41%, net of fees, while the total return for the Index was 5.64%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	61.35%
Consumer Cyclical	20.32
Utilities	12.63
Industrial	2.18
Communications	0.96
Technology	0.92
Consumer Non-Cyclical	0.82
Diversified	0.73
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

AIA Group Ltd.	10.14%
Sun Hung Kai Properties Ltd.	6.88
Hutchison Whampoa Ltd.	6.72
Cheung Kong (Holdings) Ltd.	6.38
Hong Kong Exchanges and Clearing Ltd.	6.10
CLP Holdings Ltd.	5.46
Li & Fung Ltd.	4.17
Hong Kong and China Gas Co. Ltd. (The)	3.90
Hang Seng Bank Ltd.	3.36
Power Assets Holdings Ltd.	3.27

TOTAL	56.38%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.35)%	(5.75)%	(3.91)%	0.36%	0.25%	0.67%	1.50%	1.05%	2.84%

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 0.12%, net of fees, while the total return for the Index was 0.24%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Industrial	26.21%
Consumer Cyclical	23.16
Financial	18.56
Consumer Non-Cyclical	13.12
Basic Materials	10.77
Communications	3.94
Technology	3.49
Utilities	0.28
Energy	0.19
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

United Urban Investment Corp.	0.58%
Taiheiyo Cement Corp.	0.57
Advance Residence Investment Corp.	0.49
Misumi Group Inc.	0.48
Yokohama Rubber Co. Ltd. (The)	0.44
Sawai Pharmaceutical Co. Ltd.	0.43
Nishi-Nippon Railroad Co. Ltd.	0.41
Nippon Kayaku Co. Ltd.	0.41
Zeon Corp.	0.41
Minebea Co. Ltd.	0.41

TOTAL	4.63%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.49%	8.68%	10.17%	11.44%	11.71%	11.96%	13.73%	13.63%	14.54%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.49%	8.68%	10.17%	71.89%	73.93%	75.89%	261.90%	258.99%	288.64%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 9.31%, net of fees, while the total return for the Index was 9.65%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	30.76%
Consumer Cyclical	12.69
Diversified	12.18
Consumer Non-Cyclical	11.88
Communications	11.80
Utilities	8.71
Industrial	5.67
Basic Materials	4.26
Energy	1.87
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

CIMB Group Holdings Bhd	9.17%
Malayan Banking Bhd	7.80
Sime Darby Bhd	6.94
Genting Bhd	5.74
IOI Corp. Bhd	4.60
Tenaga Nasional Bhd	4.54
Petronas Chemicals Group Bhd	4.26
Public Bank Bhd Foreign	3.83
Maxis Communications Bhd	3.53
Axiata Group Bhd	3.48

TOTAL	53.89%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.85)%	(2.34)%	(0.54)%	4.84%	4.63%	4.93%	13.23%	13.07%	13.22%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.85)%	(2.34)%	(0.54)%	26.64%	25.37%	27.20%	246.41%	241.47%	246.27%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan IndexSM (the “Index”). The Index consists of stocks from Australia, Hong Kong, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 3.25%, net of fees, while the total return for the Index was 3.39%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	47.42%
Basic Materials	15.71
Consumer Cyclical	9.40
Consumer Non-Cyclical	7.70
Industrial	5.94
Utilities	4.54
Communications	3.50
Energy	3.16
Diversified	1.34
Technology	0.46
Short-Term and Other Net Assets	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	8.71%
Commonwealth Bank of Australia (Australia)	5.85
Westpac Banking Corp. (Australia)	4.77
Australia and New Zealand Banking Group Ltd. (Australia)	4.35
National Australia Bank Ltd. (Australia)	3.93
Woolworths Ltd. (Australia)	2.33
AIA Group Ltd. (Hong Kong)	2.22
Rio Tinto Ltd. (Australia)	2.21
Wesfarmers Ltd. (Australia)	2.20
Newcrest Mining Ltd. (Australia)	1.93

TOTAL	38.50%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.64%	2.74%	3.90%	6.09%	6.02%	6.23%	12.79%	12.53%	12.74%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.64%	2.74%	3.90%	34.37%	33.94%	35.29%	233.34%	225.72%	231.80%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Singapore Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore IndexSM (the “Index”). The Index consists of stocks traded primarily on the Singapore Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 2.03%, net of fees, while the total return for the Index was 2.37%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	45.36%
Communications	14.06
Consumer Cyclical	11.93
Industrial	11.72
Diversified	9.11
Consumer Non-Cyclical	7.60
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Singapore Telecommunications Ltd.	10.77%
DBS Group Holdings Ltd.	10.53
Oversea-Chinese Banking Corp. Ltd.	9.43
United Overseas Bank Ltd.	9.43
Keppel Corp. Ltd.	6.83
Genting Singapore PLC	4.19
Wilmar International Ltd.	4.10
CapitaLand Ltd.	3.23
Jardine Cycle & Carriage Ltd.	2.95
Singapore Airlines Ltd.	2.72

TOTAL	64.18%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.61%	4.28%	6.06%	5.11%	5.39%	5.55%	12.05%	11.81%	13.19%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.61%	4.28%	6.06%	28.30%	30.05%	31.02%	211.98%	205.38%	245.11%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI South Korea Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 6.69%, net of fees, while the total return for the Index was 6.83%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Technology	26.53%
Consumer Cyclical	18.89
Industrial	14.85
Financial	13.69
Basic Materials	11.32
Consumer Non-Cyclical	4.25
Energy	3.87
Communications	3.05
Diversified	1.48
Utilities	1.16
Short-Term and Other Net Assets	0.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd.	21.07%
Hyundai Motor Co.	5.27
POSCO	4.30
Hyundai Mobis Co. Ltd.	3.07
LG Chem Ltd.	2.93
Shinhan Financial Group Co. Ltd.	2.92
Kia Motors Corp.	2.68
Hynix Semiconductor Inc.	2.49
KB Financial Group Inc.	2.39
Samsung Electronics Co. Ltd. Preferred	2.28

TOTAL	49.40%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.86)%	(3.84)%	(1.61)%	2.92%	3.38%	3.47%	4.86%	4.46%	5.67%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.86)%	(3.84)%	(1.61)%	15.46%	18.06%	18.59%	60.77%	54.74%	73.52%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Taiwan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 4.06%, net of fees, while the total return for the Index was 4.36%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Technology	34.70%
Industrial	20.35
Financial	14.70
Basic Materials	12.79
Communications	8.75
Consumer Cyclical	5.95
Consumer Non-Cyclical	1.60
Energy	0.96
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	16.36%
Hon Hai Precision Industry Co. Ltd.	7.61
HTC Corp.	3.96
Formosa Plastics Corp.	2.96
Chunghwa Telecom Co. Ltd.	2.79
China Steel Corp.	2.79
Nan Ya Plastics Corp.	2.77
MediaTek Inc.	2.61
Formosa Chemicals & Fibre Corp.	2.16
Cathay Financial Holding Co. Ltd.	1.88

TOTAL	45.89%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.33%	19.73%	22.42%	12.99%	12.78%	13.55%	61.62%	60.47%	64.76%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 10.59%, net of fees, while the total return for the Index was 10.86%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	31.90%
Energy	24.39
Consumer Cyclical	9.59
Basic Materials	9.51
Communications	7.64
Consumer Non-Cyclical	6.00
Diversified	4.48
Industrial	3.77
Utilities	2.20
Technology	0.20
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

PTT PCL NVDR	10.79%
PTT Exploration & Production PCL NVDR	7.44
Siam Commercial Bank PCL NVDR	7.04
Kasikornbank PCL Foreign	6.05
Bangkok Bank PCL Foreign	5.66
CP All PCL NVDR	5.06
Advanced Information Service PCL NVDR	4.96
Siam Cement PCL Foreign	4.48
PTT Global Chemical PCL NVDR	4.31
Charoen Pokphand Foods PCL NVDR	3.79

TOTAL	59.58%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Australia
Actual	$1,000.00	$1,027.50	0.52%	$2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Hong Kong
Actual	1,000.00	1,054.10	0.52	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Japan Small Cap
Actual	1,000.00	1,001.20	0.52	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Malaysia
Actual	1,000.00	1,093.10	0.52	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Pacific ex-Japan
Actual	$1,000.00	$1,032.50	0.50%	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Singapore
Actual	1,000.00	1,020.30	0.52	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
South Korea
Actual	1,000.00	1,066.90	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Taiwan
Actual	1,000.00	1,040.60	0.61	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07
Thailand Investable Market
Actual	1,000.00	1,105.90	0.60	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.83%

AIRLINES — 0.23%
Qantas Airways Ltd.[a]	3,530,175	$6,598,529

		6,598,529
BANKS — 29.82%
Australia and New Zealand Banking Group Ltd.	8,345,975	197,932,182
Bendigo and Adelaide Bank Ltd.	1,180,960	9,863,237
Commonwealth Bank of Australia	4,993,065	266,662,924
National Australia Bank Ltd.	6,982,305	178,567,279
Westpac Banking Corp.	9,600,140	216,784,716

		869,810,338
BEVERAGES — 0.80%
Coca-Cola Amatil Ltd.	1,804,715	23,398,859

		23,398,859
BIOTECHNOLOGY — 2.01%
CSL Ltd.	1,657,700	58,711,029

		58,711,029
BUILDING MATERIALS — 0.76%
Boral Ltd.	2,358,895	11,214,143
James Hardie Industries SE	1,380,610	10,934,018

		22,148,161
CHEMICALS — 0.62%
Incitec Pivot Ltd.	5,159,440	18,172,931

		18,172,931
COMMERCIAL SERVICES — 2.12%
Brambles Ltd.	4,689,355	36,682,294
Transurban Group	4,138,200	25,038,269

		61,720,563
COMPUTERS — 0.40%
Computershare Ltd.	1,407,835	11,773,282

		11,773,282
DIVERSIFIED FINANCIAL SERVICES — 1.73%
ASX Ltd.	554,785	18,569,958
Macquarie Group Ltd.	1,104,125	31,935,331

		50,505,289
ELECTRIC — 2.66%
AGL Energy Ltd.	1,471,965	22,185,872
Origin Energy Ltd.	3,440,635	50,594,294
SP AusNet	4,533,870	4,874,128

		77,654,294

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 1.24%
Leighton Holdings Ltd.[b]	479,765	$13,244,156
Sydney Airport	1,178,981	3,337,436
WorleyParsons Ltd.	612,260	19,428,740

		36,010,332
ENTERTAINMENT — 0.60%
Tabcorp Holdings Ltd.	2,257,860	6,659,850
Tatts Group Ltd.	4,247,100	10,921,298

		17,581,148
FOOD — 4.02%
Metcash Ltd.	2,446,015	11,205,462
Woolworths Ltd.	3,881,075	106,132,645

		117,338,107
HEALTH CARE — PRODUCTS — 0.41%
Cochlear Ltd.	180,290	11,907,781

		11,907,781
HEALTH CARE — SERVICES — 0.81%
Ramsay Health Care Ltd.	416,240	8,252,484
Sonic Healthcare Ltd.	1,173,700	15,268,220

		23,520,704
INSURANCE — 4.91%
AMP Ltd.	9,042,935	39,179,473
Insurance Australia Group Ltd.	6,585,425	23,551,393
QBE Insurance Group Ltd.	3,533,805	44,480,874
Suncorp Group Ltd.	4,075,280	36,017,666

		143,229,406
IRON & STEEL — 0.81%
Fortescue Metals Group Ltd.	3,945,205	23,742,671

		23,742,671
LODGING — 0.74%
Crown Ltd.	1,269,290	11,519,801
Echo Entertainment Group Ltd.	2,179,210	10,124,471

		21,644,272
MANUFACTURING — 0.47%
Campbell Brothers Ltd.	213,565	13,697,105

		13,697,105
MEDIA — 0.21%
Fairfax Media Ltd.[b]	7,106,330	6,142,429

		6,142,429

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 29, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.30%
Sims Metal Management Ltd.	522,720	$8,697,504

		8,697,504
MINING — 23.09%
Alumina Ltd.	7,729,480	11,441,307
BHP Billiton Ltd.	10,173,075	396,793,232
Iluka Resources Ltd.	1,326,160	23,928,595
Lynas Corp. Ltd.[a,b]	5,451,050	7,185,298
Newcrest Mining Ltd.	2,424,840	87,741,094
Orica Ltd.	1,153,130	33,888,472
OZ Minerals Ltd.	1,001,880	11,853,173
Rio Tinto Ltd.	1,380,610	100,613,852

		673,445,023
OIL & GAS — 4.64%
Caltex Australia Ltd.	429,550	6,386,118
Santos Ltd.	2,991,725	46,611,356
Woodside Petroleum Ltd.	2,041,875	82,156,822

		135,154,296
PACKAGING & CONTAINERS — 1.02%
Amcor Ltd.	3,872,000	29,702,876

		29,702,876
PIPELINES — 0.31%
APA Group	1,721,225	9,131,118

		9,131,118
REAL ESTATE — 0.48%
BGP Holdings PLC[a,c]	18,888,372	2,527
Lend Lease Group	1,720,620	13,924,243

		13,926,770
REAL ESTATE INVESTMENT TRUSTS — 6.56%
CFS Retail Property Trust	5,846,720	11,244,421
Dexus Property Group	15,328,280	14,822,494
Goodman Group	22,253,110	16,589,932
GPT Group	5,495,820	18,526,437
Mirvac Group	10,823,450	14,033,040
Stockland Corp. Ltd.	7,350,750	25,176,521
Westfield Group	6,948,425	65,990,293
Westfield Retail Trust	9,190,555	24,924,145

		191,307,283
RETAIL — 3.57%
Harvey Norman Holdings Ltd.	1,689,160	3,777,861
Wesfarmers Ltd.	3,186,535	100,188,180

		103,966,041

Security	Shares	Value

TELECOMMUNICATIONS — 1.69%
Telstra Corp. Ltd.	13,795,210	$49,186,630

		49,186,630
TRANSPORTATION — 1.80%
Asciano Group	3,089,739	16,524,632
QR National Ltd.	5,410,515	22,857,050
Toll Holdings Ltd.	2,158,035	13,220,453

		52,602,135

TOTAL COMMON STOCKS
(Cost: $2,847,964,269)		2,882,426,906

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	10,998,138	10,998,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	813,389	813,389
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	143,551	143,551

		11,955,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,955,078)		11,955,078

TOTAL INVESTMENTS IN SECURITIES — 99.24%
(Cost: $2,859,919,347)		2,894,381,984
Other Assets, Less Liabilities — 0.76%		22,099,987

NET ASSETS — 100.00%		$2,916,481,971

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%

AIRLINES — 0.72%
Cathay Pacific Airways Ltd.	7,215,000	$14,326,366

		14,326,366
APPAREL — 0.88%
Yue Yuen Industrial (Holdings) Ltd.	5,050,500	17,386,999

		17,386,999
BANKS — 9.23%
Bank of East Asia Ltd. (The)[a]	9,812,610	39,537,896
BOC Hong Kong (Holdings) Ltd.	23,089,500	64,751,940
Hang Seng Bank Ltd.[a]	4,762,300	66,684,604
Wing Hang Bank Ltd.[a]	1,271,000	12,069,723

		183,044,163
DISTRIBUTION & WHOLESALE — 4.16%
Li & Fung Ltd.[a]	36,008,000	82,641,464

		82,641,464
DIVERSIFIED FINANCIAL SERVICES — 6.10%
Hong Kong Exchanges and Clearing Ltd.	6,492,600	121,050,319

		121,050,319
ELECTRIC — 8.73%
CLP Holdings Ltd.	12,274,700	108,412,774
Power Assets Holdings Ltd.[a]	8,658,000	64,859,368

		173,272,142
FOOD — 0.82%
First Pacific Co. Ltd.	14,430,000	16,205,539

		16,205,539
GAS — 3.90%
Hong Kong and China Gas Co. Ltd. (The)[a]	30,317,871	77,400,344

		77,400,344
HOLDING COMPANIES — DIVERSIFIED — 1.58%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,886,000	16,968,372
NWS Holdings Ltd.	8,658,000	14,356,135

		31,324,507
INSURANCE — 10.14%
AIA Group Ltd.	53,072,800	201,186,266

		201,186,266

Security	Shares	Value

LODGING — 7.35%
Galaxy Entertainment Group Ltd.[a,b]	7,215,000	$17,824,232
Sands China Ltd.	15,587,600	58,586,400
Shangri-La Asia Ltd.	8,658,000	21,657,001
SJM Holdings Ltd.	10,416,000	21,810,519
Wynn Macau Ltd.[a]	9,819,600	25,892,030

		145,770,182
REAL ESTATE — 32.30%
Cheung Kong (Holdings) Ltd.	8,658,000	126,592,983
Hang Lung Group Ltd.[a]	5,772,000	39,146,331
Hang Lung Properties Ltd.	15,873,000	60,068,408
Henderson Land Development Co. Ltd.	5,772,332	36,245,931
Hopewell Holdings Ltd.[a]	3,607,742	11,001,341
Hysan Development Co. Ltd.	4,329,000	18,894,058
Kerry Properties Ltd.	4,329,000	20,540,660
New World Development Co. Ltd.	23,088,800	31,794,472
Sino Land Co. Ltd.[a]	17,315,999	30,900,296
Sun Hung Kai Properties Ltd.	8,873,000	136,600,977
Swire Pacific Ltd. Class A	4,329,000	49,230,605
Wharf (Holdings) Ltd. (The)	9,587,150	60,014,716
Wheelock and Co. Ltd.	5,772,357	19,834,872

		640,865,650
REAL ESTATE INVESTMENT TRUSTS — 2.73%
Link REIT (The)[a]	14,437,500	54,170,642

		54,170,642
RETAIL — 7.21%
Hutchison Whampoa Ltd.	13,404,800	133,258,130
Lifestyle International Holdings Ltd.	3,607,500	9,884,263

		143,142,393
SEMICONDUCTORS — 0.92%
ASM Pacific Technology Ltd.[a]	1,299,400	18,312,263

		18,312,263
TELECOMMUNICATIONS — 0.96%
Foxconn International Holdings Ltd.[a,b]	12,987,000	9,126,082
HKT Trust and HKT Ltd.[b]	606,326	437,016
PCCW Ltd.	25,477,000	9,427,774

		18,990,872

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 29, 2012

Security	Shares	Value
TRANSPORTATION — 2.18%
MTR Corp. Ltd.	9,379,583	$33,378,869
Orient Overseas International Ltd.	1,443,200	9,927,501

		43,306,370

TOTAL COMMON STOCKS
(Cost: $1,907,288,110)		1,982,396,481

SHORT-TERM INVESTMENTS — 7.97%

MONEY MARKET FUNDS — 7.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	146,464,760	146,464,760
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	10,832,091	10,832,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	833,450	833,450

		158,130,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,130,301)		158,130,301

TOTAL INVESTMENTS IN SECURITIES — 107.88%
(Cost: $2,065,418,411)		2,140,526,782
Other Assets, Less Liabilities — (7.88)%		(156,276,458)

NET ASSETS — 100.00%		$1,984,250,324

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.72%

ADVERTISING — 0.38%
Asatsu-DK Inc.	4,800	$138,177
Moshi Moshi Hotline Inc.	7,200	72,498

		210,675
AGRICULTURE — 0.26%
Hokuto Corp.	3,600	76,724
Sakata Seed Corp.	4,800	66,894

		143,618
AIRLINES — 0.06%
Skymark Airlines Inc.	3,600	32,335

		32,335
APPAREL — 1.10%
Atsugi Co. Ltd.	12,000	15,419
Descente Ltd.	12,000	61,972
Gunze Ltd.	24,000	74,722
Japan Wool Textile Co. Ltd. (The)	12,000	88,806
Nagaileben Co. Ltd.	1,200	18,310
Onward Holdings Co. Ltd.	12,000	94,885
Sanyo Shokai Ltd.	12,000	32,320
TSI Holdings Co. Ltd.	10,800	65,649
Wacoal Holdings Corp.	12,000	150,482

		602,565
AUTO MANUFACTURERS — 0.33%
Nissan Shatai Co. Ltd.	12,000	121,720
ShinMaywa Industries Ltd.	12,000	57,820

		179,540
AUTO PARTS & EQUIPMENT — 4.36%
Aisan Industry Co. Ltd.	3,600	32,958
Akebono Brake Industry Co. Ltd.	9,600	50,289
Calsonic Kansei Corp.	24,000	139,066
Exedy Corp.	4,800	143,039
FCC Co. Ltd.	4,800	112,439
Futaba Industrial Co. Ltd.	8,400	50,126
Keihin Corp.	6,000	121,349
KYB Co. Ltd.[a]	24,000	131,950
Musashi Seimitsu Industry Co. Ltd.	3,600	85,219
Nifco Inc.	6,000	162,713
Nippon Seiki Co. Ltd.	2,000	25,575
Nissin Kogyo Co. Ltd.	6,000	101,631

Security	Shares	Value

Press Kogyo Co. Ltd.	12,000	$68,643
Riken Corp.	12,000	50,704
Sanden Corp.	12,000	42,698
Sanoh Industrial Co. Ltd.	1,200	9,726
Showa Corp.[b]	7,200	57,198
T.RAD Co. Ltd.	12,000	47,887
Tachi-S Co. Ltd.	2,400	48,510
Takata Corp.	4,800	124,300
Tokai Rika Co. Ltd.	7,200	126,938
Topre Corp.	7,200	73,832
Toyo Tire & Rubber Co. Ltd.	24,000	64,937
TPR Co. Ltd.	2,400	33,773
TS Tech Co. Ltd.	6,000	115,048
Unipres Corp.	4,800	133,136
Yokohama Rubber Co. Ltd. (The)	36,000	240,623

		2,394,307
BANKS — 9.04%
77 Bank Ltd. (The)	36,000	158,784
Aichi Bank Ltd. (The)	1,200	72,202
Akita Bank Ltd. (The)	24,000	76,798
Aomori Bank Ltd. (The)	24,000	76,501
Awa Bank Ltd. (The)	24,000	153,299
Bank of Iwate Ltd. (The)	2,400	108,673
Bank of Nagoya Ltd. (The)	24,000	83,914
Bank of Okinawa Ltd. (The)	2,400	99,778
Bank of Saga Ltd. (The)	24,000	63,751
Bank of the Ryukyus Ltd.	6,000	76,501
Chiba Kogyo Bank Ltd. (The)[b]	4,800	27,042
Daishi Bank Ltd. (The)	48,000	166,049
Ehime Bank Ltd. (The)	24,000	71,757
Eighteenth Bank Ltd. (The)	24,000	75,612
FIDEA Holdings Co. Ltd.	16,800	44,833
Fukui Bank Ltd. (The)	36,000	114,752
Higashi-Nippon Bank Ltd. (The)	24,000	54,855
Higo Bank Ltd. (The)	24,000	137,880
Hokkoku Bank Ltd. (The)	36,000	136,546
Hokuetsu Bank Ltd. (The)	36,000	76,946
Hyakugo Bank Ltd. (The)	36,000	160,563
Hyakujushi Bank Ltd. (The)	36,000	175,241
Juroku Bank Ltd. (The)	48,000	166,642
Kagoshima Bank Ltd. (The)	24,000	154,485
Kansai Urban Banking Corp.	36,000	57,376

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Keiyo Bank Ltd. (The)	36,000	$172,128
Kiyo Holdings Inc.	84,000	125,575
Mie Bank Ltd. (The)	12,000	29,355
Minato Bank Ltd. (The)	24,000	47,739
Miyazaki Bank Ltd. (The)	24,000	66,123
Musashino Bank Ltd. (The)	3,600	124,359
Nanto Bank Ltd. (The)	36,000	176,130
Ogaki Kyoritsu Bank Ltd. (The)	36,000	127,650
Oita Bank Ltd. (The)	24,000	72,350
San-in Godo Bank Ltd. (The)	24,000	184,136
Sapporo Hokuyo Holdings Inc.	33,600	116,234
Senshu Ikeda Holdings Inc.	112,800	165,841
Shiga Bank Ltd. (The)	36,000	224,166
Shikoku Bank Ltd. (The)	24,000	91,920
Shimizu Bank Ltd. (The)	1,200	50,630
Tochigi Bank Ltd. (The)	12,000	43,884
Toho Bank Ltd. (The)	24,000	85,990
Tokyo Tomin Bank Ltd. (The)	4,800	59,481
TOMONY Holdings Inc.	12,000	57,228
Towa Bank Ltd. (The)	24,000	28,169
Tsukuba Bank Ltd.	8,400	30,096
Yachiyo Bank Ltd. (The)	2,400	62,001
Yamagata Bank Ltd. (The)	24,000	117,420
Yamanashi Chuo Bank Ltd. (The)	24,000	112,676

		4,962,061
BEVERAGES — 1.16%
Coca-Cola Central Japan Co. Ltd.	1,200	15,300
Dydo Drinco Inc.	200	7,969
ITO EN Ltd.	4,800	80,059
Kagome Co. Ltd.	10,800	212,424
KEY Coffee Inc.	1,200	22,120
Mikuni Coca-Cola Bottling Co. Ltd.	1,200	10,245
Sapporo Holdings Ltd.	36,000	133,877
Takara Holdings Inc.	24,000	153,002

		634,996
BIOTECHNOLOGY — 0.12%
JCR Pharmaceuticals Co. Ltd.	1,200	13,032
OncoTherapy Science Inc.[b]	12	22,254
Takara Bio Inc.[b]	4,800	28,999

		64,285

Security	Shares	Value

BUILDING MATERIALS — 1.90%
Central Glass Co. Ltd.	24,000	$109,118
Chofu Seisakusho Co. Ltd.	3,600	87,976
Nice Holdings Inc.	2,000	6,177
Nichias Corp.	12,000	66,864
Nichiha Corp.	1,200	13,803
Noritz Corp.	4,800	89,726
Sanwa Holdings Corp.	36,000	126,316
Sumitomo Osaka Cement Co. Ltd.	48,000	145,886
Taiheiyo Cement Corp.	144,000	309,563
Takara Standard Co. Ltd.	12,000	89,548

		1,044,977
CHEMICALS — 6.89%
Adeka Corp.	13,200	127,042
Aica Kogyo Co. Ltd.	8,400	117,065
Arisawa Manufacturing Co. Ltd.	3,600	15,078
C. Uyemura & Co. Ltd.	1,200	45,738
Chugoku Marine Paints Ltd.	12,000	82,876
Dai Nippon Toryo Co. Ltd.	12,000	14,529
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,000	56,635
Daiso Co. Ltd.	12,000	38,992
DIC Corp.	96,000	198,073
Earth Chemical Co. Ltd.	2,400	84,715
Fujimi Inc.	3,600	47,813
Ishihara Sangyo Kaisha Ltd.[b]	48,000	51,594
Kinugawa Rubber Industrial Co. Ltd.	2,000	15,098
Kureha Corp.	24,000	119,792
Lintec Corp.	7,200	147,843
Nihon Nohyaku Co. Ltd.	12,000	51,742
Nihon Parkerizing Co. Ltd.	12,000	178,799
Nippon Carbon Co. Ltd.	24,000	67,606
Nippon Kayaku Co. Ltd.	24,000	226,538
Nippon Paint Co. Ltd.	24,000	188,584
Nippon Shokubai Co. Ltd.	15,000	177,724
Nippon Soda Co. Ltd.	24,000	108,821
Nippon Synthetic Chemical Industry Co. Ltd. (The)	12,000	73,091
Nissan Chemical Industries Ltd.	15,600	156,116
NOF Corp.	24,000	118,606
S.T. Corp.	1,200	15,122
Sakai Chemical Industry Co. Ltd.	12,000	48,332

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Sanyo Chemical Industries Ltd.	1,000	$6,832
Stella Chemifa Corp.	1,200	32,320
Sumitomo Bakelite Co. Ltd.	24,000	144,107
T. Hasegawa Co. Ltd.	1,200	18,384
Taiyo Ink Manufacturing Co. Ltd.	2,400	67,843
Takasago International Corp.	12,000	56,635
Toagosei Co. Ltd.	36,000	160,563
Tokai Carbon Co. Ltd.	24,000	130,467
Tokuyama Corp.	36,000	129,874
Tokyo Ohka Kogyo Co. Ltd.	6,000	137,583
Toyo Ink Manufacturing Co. Ltd.	24,000	99,333
Zeon Corp.	24,000	226,538

		3,784,443
COAL — 0.05%
Mitsui Matsushima Co. Ltd.	12,000	26,390

		26,390
COMMERCIAL SERVICES — 2.03%
Aeon Delight Co. Ltd.	2,400	45,426
Daiseki Co. Ltd.	4,860	85,443
Duskin Co. Ltd.	7,200	146,864
Future Architect Inc.	24	10,512
Kyodo Printing Co. Ltd.	12,000	36,620
Kyoritsu Maintenance Co. Ltd.	1,200	24,507
Meitec Corp.	4,800	97,079
Nichii Gakkan Co.	7,200	84,329
Nihon M&A Center Inc.	1	4,849
Nishio Rent All Co. Ltd.	3,600	42,031
PARK24 Co. Ltd.	14,400	177,732
Pasona Group Inc.	48	42,698
Pronexus Inc.	2,400	12,306
Sohgo Security Services Co. Ltd.	9,600	114,692
Temp Holdings Co. Ltd.	1,200	11,624
TKC Corp.	3,600	73,477
Toppan Forms Co. Ltd.	8,400	72,231
Weathernews Inc.	1,200	31,564

		1,113,984
COMPUTERS — 1.28%
DTS Corp.	3,600	47,057
Ferrotec Corp.	3,600	46,523
Ines Corp.	3,600	28,643
Japan Digital Laboratory Co. Ltd.	1,200	14,129
Melco Holdings Inc.	1,200	30,482

Security	Shares	Value

Net One Systems Co. Ltd.	60	$148,703
NS Solutions Corp.	2,400	47,057
OBIC Co. Ltd.	720	138,147
Roland DG Corp.	1,200	14,989
SCSK Corp.	6,256	96,228
Wacom Co. Ltd.	48	87,947

		699,905
COSMETICS & PERSONAL CARE — 1.21%
Aderans Co. Ltd.[b]	3,600	43,588
Dr. Ci:Labo Co. Ltd.	12	56,264
Fancl Corp.	6,000	79,392
Kose Corp.	4,800	107,813
Lion Corp.	24,000	136,990
Mandom Corp.	2,400	59,274
Milbon Co. Ltd.	1,200	34,678
Pigeon Corp.	2,400	84,774
Pola Orbis Holdings Inc.	2,400	62,683

		665,456
DISTRIBUTION & WHOLESALE — 1.98%
Canon Marketing Japan Inc.	6,000	74,500
Daiwabo Holdings Co. Ltd.	24,000	54,262
Doshisha Co. Ltd.	1,200	33,165
Hakuto Co. Ltd.	1,200	12,217
Inabata & Co. Ltd.	3,600	23,173
Itochu Enex Co. Ltd.	10,800	63,914
Iwatani Corp.	24,000	82,431
Japan Pulp & Paper Co. Ltd.	12,000	43,588
Kanematsu Corp.[b]	72,000	78,280
Matsuda Sangyo Co. Ltd.	2,460	40,575
Mitsuuroko Holdings Co. Ltd.	1,200	7,917
Nagase & Co. Ltd.	12,000	140,252
Nippon Gas Co. Ltd.	4,800	75,552
Paltac Corp.	1,800	24,574
Ryoyo Electro Corp.	1,200	13,195
Sankyo-Tateyama Holdings Inc.[b]	36,000	63,603
Ship Healthcare Holdings Inc.	4,800	93,047
Trusco Nakayama Corp.	3,600	74,099
Yamazen Corp.	8,400	67,042
Yuasa Trading Co. Ltd.	12,000	20,311

		1,085,697

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.27%
AIFUL Corp.[b]	17,400	$30,311
Century Tokyo Leasing Corp.	7,280	143,819
Fuyo General Lease Co. Ltd.	2,400	86,138
GCA Savvian Group Corp.	12	15,953
Hitachi Capital Corp.	6,000	93,254
IBJ Leasing Co. Ltd.	2,400	55,834
Ichiyoshi Securities Co. Ltd.	7,200	49,904
Jaccs Co. Ltd.	24,000	82,135
Japan Securities Finance Co. Ltd.	13,200	79,585
Kenedix Inc.[a,b]	312	57,204
Marusan Securities Co. Ltd.	10,800	50,704
Okasan Securities Group Inc.	24,000	98,443
Orient Corp.[b]	36,000	39,140
Osaka Securities Exchange Co. Ltd.	36	204,596
Ricoh Leasing Co. Ltd.	2,400	57,524
SPARX Group Co. Ltd.[b]	108	10,875
Tokai Tokyo Financial Holdings Inc.	24,000	90,437

		1,245,856
ELECTRIC — 0.20%
Japan Wind Development Co. Ltd.[b]	12	10,941
Okinawa Electric Power Co. Inc. (The)	2,400	99,778

		110,719
ELECTRICAL COMPONENTS & EQUIPMENT — 1.00%
Fujikura Ltd.	48,000	167,235
Funai Electric Co. Ltd.	2,400	56,486
HI-LEX Corp.	2,400	42,076
Hitachi Cable Ltd.[b]	24,000	57,524
Icom Inc.	1,200	29,711
Nippon Signal Co. Ltd. (The)	6,000	37,954
Nissin Electric Co. Ltd.	1,000	6,696
NPC Inc.[a]	1,200	6,924
Sinfonia Technology Co. Ltd.	12,000	27,428
SWCC Showa Holdings Co. Ltd.[b]	24,000	24,314
Takaoka Electric Manufacturing Co. Ltd.[a]	12,000	36,027
Tokyo Rope Manufacturing Co. Ltd.	24,000	54,262

		546,637
ELECTRONICS — 5.99%
Alps Electric Co. Ltd.	24,000	215,567
Anritsu Corp.	12,000	145,145
Chiyoda Integre Co. Ltd.	2,400	28,910
CMK Corp.[b]	7,200	40,563

Security	Shares	Value

Cosel Co. Ltd.	3,600	$52,795
Dai-ichi Seiko Co. Ltd.	1,200	37,005
Dainippon Screen Manufacturing Co. Ltd.	24,000	203,113
Eizo Nanao Corp.	2,400	52,839
Enplas Corp.	1,200	26,316
FDK Corp.[b]	12,000	13,195
Fujitsu General Ltd.	12,000	75,315
Furuno Electric Co. Ltd.	4,800	25,263
Futaba Corp.	4,800	80,771
HORIBA Ltd.	4,800	153,358
Hosiden Corp.	9,600	74,366
IDEC Corp.	2,400	24,522
Inaba Denki Sangyo Co. Ltd.	3,600	108,169
Japan Aviation Electronics Industry Ltd.	12,000	97,702
JEOL Ltd.	12,000	34,248
Kaga Electronics Co. Ltd.	4,800	50,586
Koa Corp.	6,000	64,418
Kuroda Electric Co. Ltd.	4,800	50,645
Macnica Inc.	2,400	56,723
MARUWA Co. Ltd.	1,200	50,334
Meiko Electronics Co. Ltd.[b]	1,200	16,724
Minebea Co. Ltd.	48,000	225,945
Mitsumi Electric Co. Ltd.	9,600	92,157
Nichicon Corp.	7,200	88,955
Nihon Dempa Kogyo Co. Ltd.	2,400	33,832
Nippon Ceramic Co. Ltd.	1,200	22,491
Nissha Printing Co. Ltd.	3,600	51,371
Nitto Kogyo Corp.	4,800	54,559
Ryosan Co. Ltd.	4,800	98,680
Sanshin Electronics Co. Ltd.	4,800	45,841
Sanyo Denki Co. Ltd.	12,000	76,353
Shinko Shoji Co. Ltd.	2,400	21,646
SIIX Corp.	1,200	17,228
Sodick Co. Ltd.	4,800	27,102
Star Micronics Co. Ltd.	6,000	59,822
Taiyo Yuden Co. Ltd.	12,000	125,130
Tamura Corp.	12,000	34,989
TOKO Inc.[b]	12,000	28,021
Tokyo Seimitsu Co. Ltd.	4,800	104,077
Toyo Corp.	4,800	52,839
ULVAC Inc.[b]	4,800	57,939
Yamatake Corp.	8,400	193,758

		3,291,327

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 4.21%
Chudenko Corp.	4,800	$51,060
COMSYS Holdings Corp.	14,400	156,916
Fudo Tetra Corp.[b]	14,400	28,288
Hibiya Engineering Ltd.	1,200	13,091
Japan Airport Terminal Co. Ltd.	6,000	80,504
Kandenko Co. Ltd.	12,000	63,158
Kyowa Exeo Corp.	12,000	110,304
Maeda Corp.	24,000	95,182
Maeda Road Construction Co. Ltd.	12,000	142,031
MIRAIT Holdings Corp.	6,000	46,108
NEC Networks & System Integration Corp.	1,200	17,005
Nippo Corp.	12,000	130,022
Nippon Koei Co. Ltd.	12,000	44,033
Nippon Road Co. Ltd. (The)	12,000	49,370
Nishimatsu Construction Co. Ltd.	36,000	85,841
Okumura Corp.	24,000	95,182
Penta-Ocean Construction Co. Ltd.[a]	42,000	141,141
Shinko Plantech Co. Ltd.	6,000	52,928
SHO-BOND Holdings Co. Ltd.	3,600	82,906
Taihei Dengyo Kaisha Ltd.	1,000	7,734
Taihei Kogyo Co. Ltd.	12,000	62,565
Taikisha Ltd.	4,800	96,427
Takasago Thermal Engineering Co. Ltd.	9,600	78,280
Takuma Co. Ltd.[b]	12,000	59,451
Toa Corp.	24,000	49,815
Toda Corp.	36,000	129,874
Tokyu Construction Co. Ltd.	15,120	40,910
Toshiba Plant Systems & Services Corp.	12,000	138,325
Toyo Construction Co. Ltd.	48,000	48,629
Toyo Engineering Corp.	24,000	104,967
Yahagi Construction Co. Ltd.	2,400	12,157

		2,314,204
ENTERTAINMENT — 0.99%
Avex Group Holdings Inc.	6,000	73,239
Heiwa Corp.	6,000	116,753
Mars Engineering Corp.	1,200	23,054
Shochiku Co. Ltd.	12,000	112,676
Toei Co. Ltd.	12,000	59,303
Tokyotokeiba Co. Ltd.	24,000	37,658
Universal Entertainment Corp.	3,600	80,015
Yomiuri Land Co. Ltd.	12,000	39,437

		542,135

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.43%
Asahi Holdings Inc.	3,600	$74,633
Hitachi Zosen Corp.	108,000	145,441
Oyo Corp.	1,200	14,781

		234,855
FOOD — 3.94%
Ariake Japan Co. Ltd.	3,600	71,520
Calbee Inc.[a]	2,400	112,676
Ezaki Glico Co. Ltd.	12,000	133,729
Fuji Oil Co. Ltd.	8,400	115,923
House Foods Corp.	9,600	167,591
Itoham Foods Inc.	24,000	95,182
J-Oil Mills Inc.	12,000	35,285
Kasumi Co. Ltd.	2,400	15,597
Kato Sangyo Co. Ltd.	3,600	69,207
Kewpie Corp.	14,400	199,259
Marudai Food Co. Ltd.	12,000	46,998
Maruha Nichiro Holdings Inc.	60,000	106,004
MEGMILK SNOW BRAND Co. Ltd.	6,000	108,006
Meito Sangyo Co. Ltd.	1,200	15,019
Mitsubishi Shokuhin Co. Ltd.	1,200	31,297
Mitsui Sugar Co. Ltd.	12,000	41,809
Morinaga & Co. Ltd.	36,000	85,841
Morinaga Milk Industry Co. Ltd.	24,000	89,251
Nichirei Corp.	36,000	170,348
Nippon Beet Sugar Manufacturing Co. Ltd.	24,000	57,821
Nippon Flour Mills Co. Ltd.	24,000	110,304
Nippon Suisan Kaisha Ltd.	33,600	116,649
Nisshin OilliO Group Ltd. (The)	24,000	100,815
Prima Meat Packers Ltd.	24,000	39,733
Yokohama Reito Co. Ltd.	2,400	18,503
Yonekyu Corp.	1,200	10,941

		2,165,308
FOREST PRODUCTS & PAPER — 0.81%
Chuetsu Pulp & Paper Co. Ltd.	12,000	26,242
Daio Paper Corp.	12,000	79,170
Hokuetsu Kishu Paper Co. Ltd.	18,000	117,865
Mitsubishi Paper Mills Ltd.[a,b]	48,000	48,628
Sumitomo Forestry Co. Ltd.	19,200	175,300

		447,205

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

GAS — 0.07%
Shizuoka Gas Co. Ltd.	6,000	$40,474

		40,474
HAND & MACHINE TOOLS — 1.43%
Asahi Diamond Industrial Co. Ltd.	6,000	80,504
DISCO Corp.	3,600	200,816
Hitachi Koki Co. Ltd.	8,400	76,798
Meidensha Corp.	24,000	90,734
Mori Seiki Co. Ltd.	13,200	133,076
OSG Corp.	10,800	159,051
Union Tool Co.	2,400	45,515

		786,494
HEALTH CARE — PRODUCTS — 0.84%
AS ONE Corp.	1,200	26,078
Asahi Intecc Co. Ltd.	1,200	29,162
Hogy Medical Co. Ltd.	1,200	51,001
Nihon Kohden Corp.	4,800	123,588
Nipro Corp.[a]	14,400	110,482
Paramount Bed Holdings Co. Ltd.[b]	2,400	62,150
Topcon Corp.	9,600	57,168

		459,629
HEALTH CARE — SERVICES — 0.30%
Ain Pharmaciez Inc.	1,200	54,485
CMIC Holdings Co. Ltd.	1,200	18,132
EPS Co. Ltd.	24	51,327
Message Co. Ltd.	12	38,102

		162,046
HOME BUILDERS — 0.55%
Haseko Corp.[b]	168,000	124,537
PanaHome Corp.	12,000	81,097
SxL Corp.[b]	12,000	26,390
Takamatsu Construction Group Co. Ltd.	1,200	19,229
Token Corp.	1,320	49,088

		300,341
HOME FURNISHINGS — 1.30%
Alpine Electronics Inc.	6,000	80,949
Canon Electronics Inc.	3,600	89,133
Clarion Co. Ltd.[b]	12,000	25,500
Corona Corp.	1,200	18,458
Foster Electric Co. Ltd.	2,400	38,903
France Bed Holdings Co. Ltd.	24,000	48,629

Security	Shares	Value

Hoshizaki Electric Co. Ltd.	3,600	$77,124
JVC Kenwood Corp.[b]	18,040	84,026
Nidec Sankyo Corp.	12,000	78,873
Pioneer Corp.[b]	33,600	172,276

		713,871
HOUSEHOLD PRODUCTS & WARES — 0.31%
Kokuyo Co. Ltd.	14,400	104,255
Mitsubishi Pencil Co. Ltd.	1,200	20,533
Pilot Corp.	24	46,405

		171,193
HOUSEWARES — 0.30%
Noritake Co. Ltd.	12,000	39,436
Sangetsu Co. Ltd.	4,800	125,545

		164,981
INTERNET — 2.10%
Access Co. Ltd.[b]	36	16,234
Bit-Isle Inc.	2,400	27,072
CyberAgent Inc.	72	207,354
Digital Garage Inc.[b]	24	62,268
Dwango Co. Ltd.	12	19,170
eAccess Ltd.	240	60,193
En-Japan Inc.[b]	24	25,145
GMO Internet Inc.	8,400	40,371
Gurunavi Inc.	2,400	27,961
Internet Initiative Japan Inc.	12	38,028
kabu.com Securities Co. Ltd.	12,000	45,812
Kakaku.com Inc.	4,800	140,726
Macromill Inc.	2,400	23,484
Matsui Securities Co. Ltd.	6,000	37,658
Mixi Inc.[a]	12	36,175
Monex Group Inc.	168	35,970
So-net Entertainment Corp.	24	94,292
So-net M3 Inc.	24	89,696
Start Today Co. Ltd.	6,000	109,933
VeriSign Japan K.K.	48	17,204

		1,154,746
IRON & STEEL — 1.23%
Aichi Steel Corp.	12,000	64,789
Godo Steel Ltd.	24,000	62,861
Kyoei Steel Ltd.	2,400	43,054
Mitsubishi Steel Manufacturing Co. Ltd.	24,000	77,094

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Nippon Koshuha Steel Co. Ltd.	12,000	$15,419
Nippon Metal Industry Co. Ltd.[b]	24,000	22,832
Nippon Yakin Kogyo Co. Ltd.[b]	18,000	33,803
Osaka Steel Co. Ltd.	1,200	22,372
Sanyo Special Steel Co. Ltd.	12,000	64,047
Tokyo Steel Manufacturing Co. Ltd.	10,800	91,001
TOPY Industries Ltd.	24,000	69,385
Yodogawa Steel Works Ltd.	24,000	107,635

		674,292
LEISURE TIME — 1.04%
Accordia Golf Co. Ltd.	108	82,861
Daiichikosho Co. Ltd.	6,000	121,571
Fields Corp.	24	36,798
H.I.S. Co. Ltd.	3,600	94,648
Mizuno Corp.	12,000	64,937
PGM Holdings K.K.	36	23,173
Roland Corp.	3,600	35,270
Round One Corp.	7,200	47,235
Tokyo Dome Corp.[a,b]	24,000	67,013

		573,506
LODGING — 0.21%
Fujita Kanko Inc.	12,000	43,143
Resorttrust Inc.	4,800	74,603

		117,746
MACHINERY — 4.23%
Aichi Corp.	1,200	5,352
Aida Engineering Ltd.	9,600	56,694
Chugai Ro Co. Ltd.	12,000	45,812
CKD Corp.	7,200	53,373
Daifuku Co. Ltd.	12,000	69,978
Daihen Corp.	12,000	44,181
Daiwa Industries Ltd.	12,000	64,047
Denyo Co. Ltd.	1,200	15,167
Ebara Corp.	60,000	217,939
Fuji Machine Manufacturing Co. Ltd.	4,800	100,341
Furukawa Co. Ltd.[b]	48,000	48,036
Harmonic Drive Systems Inc.	1,200	28,465
Iseki & Co. Ltd.[b]	24,000	59,896
Juki Corp.	24,000	52,780
Komori Corp.	9,600	72,706
Makino Milling Machine Co. Ltd.	12,000	90,586

Security	Shares	Value

Max Co. Ltd.	12,000	$153,892
Miura Co. Ltd.	3,600	98,740
Modec Inc.	3,600	74,989
Nippon Sharyo Ltd.	12,000	53,076
Nippon Thompson Co. Ltd.	12,000	77,984
Obara Group Inc.	2,400	31,431
Okuma Corp.	24,000	200,445
Shima Seiki Manufacturing Ltd.	3,600	67,872
Sintokogio Ltd.	7,200	74,366
Tadano Ltd.	16,000	111,292
Torishima Pump Manufacturing Co. Ltd.	2,400	32,172
Toshiba Machine Co. Ltd.	12,000	63,306
Toyo Kanetsu K.K.	24,000	56,041
Tsubakimoto Chain Co.	24,000	141,438
Tsugami Corp.	8,000	61,675

		2,324,072
MANUFACTURING — 1.50%
Amano Corp.	9,600	88,006
Bando Chemical Industries Ltd.	12,000	47,591
Glory Ltd.	9,600	204,122
Japan Cash Machine Co. Ltd.	1,200	9,311
JSP Corp.	1,200	18,532
Nikkiso Co. Ltd.	12,000	112,676
Nippon Valqua Industries Ltd.	12,000	35,730
Nitta Corp.	3,600	63,069
Noritsu Koki Co. Ltd.[b]	1,200	6,301
Shin-Etsu Polymer Co. Ltd.	2,400	12,038
Tamron Co. Ltd.	2,400	70,215
Tenma Corp.	4,800	50,586
Tokai Rubber Industries Ltd.	4,800	59,540
Toyo Tanso Co. Ltd.	1,200	47,368

		825,085
MEDIA — 0.46%
Gakken Holdings Co. Ltd.	12,000	25,352
Kadokawa Group Holdings Inc.[a]	2,400	75,434
SKY Perfect JSAT Holdings Inc.	240	112,528
Tohokushinsha Film Corp.	1,200	8,391
Tokyo Broadcasting System Holdings Inc.	1,200	17,050
USEN Corp.[b]	15,840	10,959

		249,714

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 1.99%
Hanwa Co. Ltd.	24,000	$112,379
JFE Shoji Holdings Inc.	12,000	60,193
Kitz Corp.	12,000	52,780
Misumi Group Inc.	10,800	265,397
Mitsui High-Tech Inc.[b]	2,400	12,661
Nachi-Fujikoshi Corp.	24,000	132,543
Neturen Co. Ltd.	6,000	55,893
Oiles Corp.	4,880	93,452
Onoken Co. Ltd.	2,400	21,942
Ryobi Ltd.	24,000	97,554
Sumikin Bussan Corp.	12,000	32,468
Tocalo Co. Ltd.	2,400	50,230
Toho Zinc Co. Ltd.	24,000	106,153

		1,093,645
MINING — 1.84%
Dowa Holdings Co. Ltd.	24,000	158,636
Mitsui Mining & Smelting Co. Ltd.	72,000	218,829
Nippon Coke & Engineering Co. Ltd.	24,000	37,361
Nippon Denko Co. Ltd.	12,000	52,187
Nippon Light Metal Co. Ltd.	72,000	110,304
Nittetsu Mining Co. Ltd.	12,000	59,451
OSAKA Titanium technologies Co. Ltd.[a]	2,400	98,592
Pacific Metals Co. Ltd.	24,000	131,060
Sumitomo Light Metal Industries Ltd.[b]	60,000	62,268
Toho Titanium Co. Ltd.	4,800	81,601

		1,010,289
OFFICE & BUSINESS EQUIPMENT — 0.26%
Riso Kagaku Corp.	2,400	38,399
Sato Holding Corp.	1,200	16,872
Toshiba Tec Corp.	24,000	89,251

		144,522
OFFICE FURNISHINGS — 0.16%
Okamura Corp.	12,000	86,731

		86,731
OIL & GAS — 0.14%
AOC Holdings Inc.	6,000	40,252
TOKAI Holdings Corp.	7,200	35,315

		75,567

Security	Shares	Value

PACKAGING & CONTAINERS — 0.73%
Achilles Corp.	12,000	$17,939
FP Corp.	2,400	149,741
Fuji Seal International Inc.	3,600	64,715
Rengo Co. Ltd.	24,000	170,200

		402,595
PHARMACEUTICALS — 2.96%
Fuso Pharmaceutical Industries Ltd.	12,000	34,099
Kaken Pharmaceutical Co. Ltd.	12,000	152,557
Katakura Industries Co. Ltd.	4,800	44,418
Kissei Pharmaceutical Co. Ltd.	2,400	46,939
Kobayashi Pharmaceutical Co. Ltd.	3,600	174,796
KYORIN Holdings Inc.	4,000	71,114
Mochida Pharmaceutical Co. Ltd.	12,000	138,473
Nakanishi Inc.	1,200	115,493
Nichi-Iko Pharmaceutical Co. Ltd.	3,600	78,414
Nippon Shinyaku Co. Ltd.	12,000	145,886
Rohto Pharmaceutical Co. Ltd.	12,000	142,476
Sawai Pharmaceutical Co. Ltd.	2,400	235,137
Seikagaku Corp.	6,000	67,606
Taiko Pharmaceutical Co. Ltd.	1,200	12,439
Toho Holdings Co. Ltd.	6,000	92,513
Towa Pharmaceutical Co. Ltd.	1,200	52,261
Vital KSK Holdings Inc.	2,400	20,578

		1,625,199
REAL ESTATE — 1.81%
Airport Facilities Co. Ltd.	2,400	11,772
Arnest One Corp.	6,000	70,793
Daibiru Corp.	8,400	59,466
Daikyo Inc.[b]	36,000	92,958
Goldcrest Co. Ltd.	2,520	48,943
Heiwa Real Estate Co. Ltd.	30,000	78,577
Hulic Co. Ltd.	8,400	104,611
Iida Home Max Co. Ltd.	1,200	10,749
Leopalace21 Corp.[a,b]	16,800	41,097
Relo Holdings Inc.	1,200	33,358
Sankei Building Co. Ltd. (The)	4,800	44,181
Shoei Co. Ltd.[a]	4,800	20,341
Sumitomo Real Estate Sales Co. Ltd.	1,200	53,225
TOC Co. Ltd.	12,000	62,268
Toho Real Estate Co. Ltd.	2,400	16,101

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Tokyo Tatemono Co. Ltd.[b]	48,000	$196,293
Tokyu Livable Inc.	3,600	34,247
Touei Housing Corp.	1,200	12,439

		991,419
REAL ESTATE INVESTMENT TRUSTS — 5.30%
Advance Residence Investment Corp.	144	267,754
DA Office Investment Corp.	36	94,915
Daiwahouse Residential Investment Corp.	12	76,056
Frontier Real Estate Investment Corp.	24	197,183
Fukuoka REIT Corp.	12	79,466
Global One Real Estate Investment Corp. Ltd.	12	88,510
Hankyu REIT Inc.	12	55,967
Heiwa Real Estate REIT Inc.	48	27,190
Industrial & Infrastructure Fund Investment Corp.[a]	12	64,270
Japan Excellent Inc.	24	116,976
Japan Logistics Fund Inc.	24	201,927
Japan Rental Housing Investments Inc.	96	46,731
Kenedix Realty Investment Corp.	36	124,537
MID REIT Inc.	24	62,832
Mori Hills REIT Investment Corp.	24	87,087
MORI TRUST Sogo REIT Inc.	24	220,608
Nippon Accommodations Fund Inc.	24	156,857
Nomura Real Estate Residential Fund Inc.	12	58,488
ORIX JREIT Inc.	36	169,014
Premier Investment Corp.	24	87,383
Sekisui House SI Investment Corp.	12	51,223
TOKYU REIT Inc.	24	132,246
Top REIT Inc.	24	126,909
United Urban Investment Corp.	288	318,102

		2,912,231
RETAIL — 9.26%
Alpen Co. Ltd.	2,400	43,647
Aoki Holdings Inc.	3,600	58,666
Aoyama Trading Co. Ltd.	7,200	134,678
Arc Land Sakamoto Co. Ltd.	1,200	20,445
Arcs Co. Ltd.	4,800	87,532
Asahi Co. Ltd.	1,200	22,669
Askul Corp.	2,400	37,153
Autobacs Seven Co. Ltd.	3,600	172,572
Belluna Co. Ltd.	4,200	33,314

Security	Shares	Value

Best Denki Co. Ltd.[b]	12,000	$32,469
BIC Camera Inc.	96	51,772
Cawachi Ltd.	2,400	50,704
Chiyoda Co. Ltd.	3,600	65,471
Circle K Sunkus Co. Ltd.	6,000	131,431
cocokara fine Inc.	1,200	33,921
Colowide Co. Ltd.	6,000	44,848
Cosmos Pharmaceutical Corp.	300	13,251
Daiei Inc. (The)[b]	10,800	38,562
DCM Holdings Co. Ltd.	12,000	85,990
Don Quijote Co. Ltd.	6,000	208,080
Doutor Nichires Holdings Co. Ltd.	4,800	61,853
EDION Corp.	9,600	69,859
Fuji Co. Ltd.	2,400	54,618
Geo Holdings Corp.	48	54,974
Gulliver International Co. Ltd.	600	23,462
H2O Retailing Corp.	12,000	90,437
Heiwado Co. Ltd.	6,000	77,539
Honeys Co. Ltd.	2,160	32,744
Izumi Co. Ltd.	7,200	122,224
Izumiya Co. Ltd.	12,000	60,638
Joshin Denki Co. Ltd.	12,000	129,133
K’s Holdings Corp.	6,000	200,964
Kappa Create Co. Ltd.	600	12,980
Keiyo Co. Ltd.[a]	6,000	38,621
Kisoji Co. Ltd.	3,600	69,830
Kohnan Shoji Co. Ltd.	3,600	52,750
Kojima Co. Ltd.	2,400	14,855
Komeri Co. Ltd.	4,800	139,185
Kura Corp.	1,200	17,702
Maruetsu Inc. (The)	12,000	44,922
Matsumotokiyoshi Co. Ltd.	4,800	99,333
Matsuya Co. Ltd.[b]	4,800	36,590
Megane Top Co. Ltd.	3,600	36,605
MOS Food Services Inc.	4,800	93,047
Nishimatsuya Chain Co. Ltd.	7,200	58,621
Nissen Holdings Co. Ltd.	6,000	29,800
Pal Co. Ltd.	600	24,203
Parco Co. Ltd.	7,200	70,274
Paris Miki Holdings Inc.	4,800	36,234
Plenus Co. Ltd.	3,600	57,198
Point Inc.	2,160	81,527

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Ringer Hut Co. Ltd.	2,400	$31,342
Royal Holdings Co. Ltd.	1,200	13,684
Ryohin Keikaku Co. Ltd.	3,600	172,127
Saint Marc Holdings Co. Ltd.	1,200	45,515
Saizeriya Co. Ltd.	4,800	74,781
San-A & Co. Ltd.	1,200	46,108
Seiko Holdings Corp.	12,000	26,538
Senshukai Co. Ltd.	6,000	40,474
Shimachu Co. Ltd.	6,000	133,580
Sugi Holdings Co. Ltd.	4,800	130,764
Sundrug Co. Ltd.	4,800	138,295
Toridoll Corp.	2,400	24,700
Tsuruha Holdings Inc.	2,400	123,499
United Arrows Ltd.	1,200	24,003
UNY Co. Ltd.	21,600	215,893
Valor Co. Ltd.	4,800	71,579
Watami Co. Ltd.	3,600	77,613
Xebio Co. Ltd.	3,600	85,663
Yellow Hat Ltd.	2,400	36,679
Yoshinoya Holdings Co. Ltd.	72	94,203
Zensho Holdings Co. Ltd.	9,600	118,013

		5,084,950
SEMICONDUCTORS — 0.71%
Axell Corp.	1,200	27,220
Megachips Corp.	2,400	45,397
Mimasu Semiconductor Industry Co. Ltd.	3,600	34,514
Nippon Chemi-Con Corp.	24,000	100,222
Sanken Electric Co. Ltd.[a]	12,000	53,966
Shindengen Electric Manufacturing Co. Ltd.	12,000	56,783
Shinko Electric Industries Co. Ltd.	7,200	66,449
V Technology Co. Ltd.	2	7,833

		392,384
SHIPBUILDING — 0.48%
Mitsui Engineering & Shipbuilding Co. Ltd.	96,000	183,840
Namura Shipbuilding Co. Ltd.	7,200	34,336
Sasebo Heavy Industries Co. Ltd.	24,000	44,774

		262,950
SOFTWARE — 1.24%
Capcom Co. Ltd.	6,000	133,655
Fuji Soft Inc.	3,600	69,919
IT Holdings Corp.	10,848	123,303

Security	Shares	Value

NEC Mobiling Ltd.	1,200	$41,364
Nihon Unisys Ltd.	8,400	56,560
NSD Co. Ltd.	6,000	52,409
Obic Business Consultants Co. Ltd.	1,200	53,669
Simplex Technology Inc.	36	11,520
Systena Corp.	24	17,791
Tecmo Koei Holdings Co. Ltd.	4,800	38,251
Trans Cosmos Inc.	3,600	45,767
Zenrin Co. Ltd.	3,600	36,471

		680,679
STORAGE & WAREHOUSING — 0.39%
Mitsui-Soko Co. Ltd.	24,000	96,368
Sumitomo Warehouse Co. Ltd. (The)	24,000	118,310

		214,678
TELECOMMUNICATIONS — 1.00%
AIPHONE Co. Ltd.	1,200	22,995
Denki Kogyo Co. Ltd.	12,000	59,303
Hikari Tsushin Inc.	3,600	102,254
Hitachi Kokusai Electric Inc.	12,000	104,818
Japan Radio Co. Ltd.	12,000	31,134
MTI Ltd.	12	18,606
Oki Electric Industry Co. Ltd.[b]	108,000	118,755
T-Gaia Corp.	24	42,876
Uniden Corp.	12,000	46,850

		547,591
TEXTILES — 1.02%
Kurabo Industries Ltd.	36,000	73,388
Nisshinbo Holdings Inc.	14,000	133,704
Nitto Boseki Co. Ltd.	24,000	81,542
Seiren Co. Ltd.	8,400	52,305
Toyobo Co. Ltd.	120,000	173,462
Unitika Ltd.[b]	72,000	44,477

		558,878
TOYS, GAMES & HOBBIES — 0.12%
Tomy Co. Ltd.	9,600	68,080

		68,080
TRANSPORTATION — 2.30%
Daiichi Chuo Kisen Kaisha[b]	12,000	18,532
Fukuyama Transporting Co. Ltd.	24,000	131,950
Hitachi Transport System Ltd.	6,000	99,333
Iino Kaiun Kaisha Ltd.	13,200	64,255

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Kintetsu World Express Inc.	2,400	$76,086
Nippon Konpo Unyu Soko Co. Ltd.	4,800	53,907
Nishi-Nippon Railroad Co. Ltd.	48,000	227,131
Sankyu Inc.	36,000	140,993
Seino Holdings Co. Ltd.	24,000	169,904
Senko Co. Ltd.	1,000	3,830
Shibusawa Warehouse Co. Ltd. (The)	12,000	36,323
Shinwa Kaiun Kaisha Ltd.	12,000	20,163
Sotetsu Holdings Inc.	60,000	187,546
Yusen Air & Sea Service Co. Ltd.	2,400	34,781

		1,264,734
VENTURE CAPITAL — 0.15%
JAFCO Co. Ltd.	3,600	81,705

		81,705

TOTAL COMMON STOCKS
(Cost: $56,523,148)		54,760,497

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	871,359	871,359
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	64,443	64,443
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	2,327	2,327

		938,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $938,129)		938,129

TOTAL INVESTMENTS IN SECURITIES — 101.43%
(Cost: $57,461,277)		55,698,626
Other Assets, Less Liabilities — (1.43)%		(787,043)

NET ASSETS — 100.00%		$54,911,583

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AGRICULTURE — 9.72%
British American Tobacco (Malaysia) Bhd	866,800	$15,104,978
Genting Plantations Bhd	1,720,500	5,341,562
IOI Corp. Bhd	24,363,330	43,919,874
Kuala Lumpur Kepong Bhd	3,645,000	28,498,047

		92,864,461
AIRLINES — 1.21%
AirAsia Bhd	9,487,900	11,592,627

		11,592,627
AUTO MANUFACTURERS — 1.00%
UMW Holdings Bhd	3,989,300	9,522,115

		9,522,115
BANKS — 27.42%
Alliance Financial Group Bhd	7,046,900	9,127,682
AMMB Holdings Bhd	12,579,437	25,742,597
CIMB Group Holdings Bhd	36,654,864	87,614,363
Hong Leong Bank Bhd	4,279,840	17,287,953
Malayan Banking Bhd	25,531,820	74,579,678
Public Bank Bhd Foreign	8,039,600	36,608,294
RHB Capital Bhd	4,180,800	11,095,764

		262,056,331
BUILDING MATERIALS — 0.81%
Lafarge Malayan Cement Bhd	3,225,260	7,730,718

		7,730,718
CHEMICALS — 4.26%
Petronas Chemicals Group Bhd	18,209,900	40,729,872

		40,729,872
DIVERSIFIED FINANCIAL SERVICES — 1.29%
Bursa Malaysia Bhd	2,413,000	5,944,897
Hong Leong Financial Group Bhd	1,592,600	6,411,870

		12,356,767
ELECTRIC — 5.62%
Tenaga Nasional Bhd	20,701,212	43,399,636
YTL Power International Bhd	16,668,775	10,350,166

		53,749,802
ENGINEERING & CONSTRUCTION — 2.27%
Gamuda Bhd	12,544,500	15,285,403
Malaysia Airports Holdings Bhd	3,330,000	6,358,738

		21,644,141

Security	Shares	Value

ENTERTAINMENT — 0.86%
Berjaya Sports Toto Bhd	5,634,850	$8,239,240

		8,239,240
FOOD — 2.16%
PPB Group Bhd	3,598,466	20,662,198

		20,662,198
GAS — 3.08%
Petronas Gas Bhd	5,255,000	29,472,208

		29,472,208
HOLDING COMPANIES — DIVERSIFIED — 12.18%
Berjaya Corp. Bhd	19,416,100	6,254,894
IJM Corp. Bhd	8,884,040	17,438,877
MMC Corp. Bhd	5,753,000	5,262,300
Sime Darby Bhd	20,517,425	66,370,839
YTL Corp. Bhd	36,135,105	21,110,477

		116,437,387
LODGING — 8.81%
Genting Bhd	15,502,500	54,857,787
Genting Malaysia Bhd	22,470,500	29,330,547

		84,188,334
OIL & GAS — 1.20%
Petronas Dagangan Bhd	1,884,900	11,427,069

		11,427,069
OIL & GAS SERVICES — 0.68%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,633,500	6,465,216

		6,465,216
REAL ESTATE — 2.04%
SP Setia Bhd	9,072,000	11,932,458
UEM Land Holdings Bhd[a]	9,828,300	7,579,160

		19,511,618
RETAIL — 0.81%
Parkson Holdings Bhd	4,145,271	7,763,302

		7,763,302
TELECOMMUNICATIONS — 11.80%
Axiata Group Bhd	19,268,900	33,256,623
DiGi.Com Bhd	23,597,900	31,668,689
Maxis Communications Bhd	17,072,200	33,739,751
Telekom Malaysia Bhd	8,145,000	14,112,018

		112,777,081

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 29, 2012

Security	Shares	Value

TRANSPORTATION — 2.60%
Bumi Armada Bhd[a]	6,665,100	$8,944,651
MISC Bhd	8,468,920	15,888,944

		24,833,595

TOTAL COMMON STOCKS
(Cost: $491,511,325)		954,024,082

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	380,450	380,450

		380,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $380,450)		380,450

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $491,891,775)		954,404,532
Other Assets, Less Liabilities — 0.14%		1,333,254

NET ASSETS — 100.00%		$955,737,786

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.17%

AUSTRALIA — 63.30%
AGL Energy Ltd.	1,135,770	$17,118,646
Alumina Ltd.	5,957,618	8,818,567
Amcor Ltd.	3,004,878	23,051,012
AMP Ltd.	6,960,554	30,157,337
APA Group	1,302,402	6,909,257
Asciano Group	2,391,015	12,787,696
ASX Ltd.	429,418	14,373,630
Australia and New Zealand Banking Group Ltd.	6,455,942	153,108,377
Bendigo and Adelaide Bank Ltd.	905,734	7,564,583
BGP Holdings PLC[a,b]	27,004,595	3,612
BHP Billiton Ltd.	7,864,978	306,767,623
Boral Ltd.	1,807,014	8,590,511
Brambles Ltd.	3,633,154	28,420,203
Caltex Australia Ltd.	329,858	4,903,998
Campbell Brothers Ltd.	166,108	10,653,425
CFS Retail Property Trust	4,500,898	8,656,134
Coca-Cola Amatil Ltd.	1,398,556	18,132,844
Cochlear Ltd.	138,860	9,171,415
Commonwealth Bank of Australia	3,856,640	205,970,261
Computershare Ltd.	1,090,706	9,121,231
Crown Ltd.	989,836	8,983,537
CSL Ltd.	1,283,014	45,440,714
Dexus Property Group	11,799,170	11,409,833
Echo Entertainment Group Ltd.	1,678,110	7,796,392
Fairfax Media Ltd.[c]	5,449,076	4,709,965
Fortescue Metals Group Ltd.	3,049,942	18,354,881
Goodman Group	17,200,562	12,823,203
GPT Group	4,265,622	14,379,433
Harvey Norman Holdings Ltd.	1,291,922	2,889,425
Iluka Resources Ltd.	1,023,896	18,474,688
Incitec Pivot Ltd.	3,990,522	14,055,688
Insurance Australia Group Ltd.	5,120,266	18,311,559
James Hardie Industries SE	1,073,938	8,505,268
Leighton Holdings Ltd.	371,778	10,263,120
Lend Lease Group	1,322,052	10,698,802
Lynas Corp. Ltd.[b,c]	4,180,734	5,510,832
Macquarie Group Ltd.	853,858	24,696,695
Metcash Ltd.	1,879,850	8,611,799
Mirvac Group	8,330,814	10,801,237

Security	Shares	Value

National Australia Bank Ltd.	5,405,060	$138,230,406
Newcrest Mining Ltd.	1,874,086	67,812,456
Orica Ltd.	893,420	26,256,049
Origin Energy Ltd.	2,649,344	38,958,415
OZ Minerals Ltd.	776,306	9,184,423
Qantas Airways Ltd.[b]	2,709,604	5,064,735
QBE Insurance Group Ltd.	2,724,538	34,294,431
QR National Ltd.	4,192,000	17,709,359
Ramsay Health Care Ltd.	321,212	6,368,434
Rio Tinto Ltd.	1,067,650	77,806,462
Santos Ltd.	2,315,556	36,076,580
Sims Metal Management Ltd.	401,122	6,674,243
Sonic Healthcare Ltd.	909,140	11,826,659
SP AusNet	3,511,324	3,774,842
Stockland Corp. Ltd.	5,703,478	19,534,569
Suncorp Group Ltd.	3,162,602	27,951,341
Sydney Airport	925,908	2,621,042
Tabcorp Holdings Ltd.	1,707,978	5,037,902
Tatts Group Ltd.	3,219,980	8,280,088
Telstra Corp. Ltd.	10,685,932	38,100,542
Toll Holdings Ltd.	1,656,888	10,150,350
Transurban Group	3,201,640	19,371,593
Wesfarmers Ltd.	2,466,992	77,564,954
Westfield Group	5,379,384	51,088,862
Westfield Retail Trust	7,096,270	19,244,590
Westpac Banking Corp.	7,430,320	167,787,117
Woodside Petroleum Ltd.	1,576,192	63,419,615
Woolworths Ltd.	2,994,398	81,885,400
WorleyParsons Ltd.	474,220	15,048,341

		2,228,121,233
HONG KONG — 21.88%
AIA Group Ltd.	20,645,600	78,262,522
ASM Pacific Technology Ltd.[c]	497,800	7,015,426
Bank of East Asia Ltd. (The)[c]	3,825,320	15,413,341
BOC Hong Kong (Holdings) Ltd.	9,039,000	25,348,872
Cathay Pacific Airways Ltd.[c]	2,882,000	5,722,604
Cheung Kong (Holdings) Ltd.	3,406,000	49,800,843
Cheung Kong Infrastructure Holdings Ltd.	1,048,000	6,161,765
CLP Holdings Ltd.	4,716,000	41,652,720
First Pacific Co. Ltd.	5,240,000	5,884,756
Foxconn International Holdings Ltd.[b]	5,240,000	3,682,195

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

Galaxy Entertainment Group Ltd.[b,c]	3,144,000	$7,767,067
Hang Lung Group Ltd.[c]	2,096,000	14,215,300
Hang Lung Properties Ltd.	6,026,736	22,807,058
Hang Seng Bank Ltd.[c]	1,860,200	26,047,645
Henderson Land Development Co. Ltd.	2,358,056	14,806,830
HKT Trust and HKT Ltd.[b]	212,347	153,051
Hong Kong and China Gas Co. Ltd. (The)	11,528,089	29,430,762
Hong Kong Exchanges and Clearing Ltd.[c]	2,515,200	46,894,274
Hopewell Holdings Ltd.	1,441,000	4,394,142
Hutchison Whampoa Ltd.	5,240,000	52,091,236
Hysan Development Co. Ltd.	1,572,000	6,861,044
Kerry Properties Ltd.	1,703,000	8,080,560
Li & Fung Ltd.	14,149,200	32,473,634
Lifestyle International Holdings Ltd.	1,441,000	3,948,225
Link REIT (The)	5,502,000	20,643,939
MTR Corp. Ltd.	3,537,000	12,587,026
New World Development Co. Ltd.	8,908,941	12,268,073
NWS Holdings Ltd.	3,406,000	5,647,609
Orient Overseas International Ltd.	524,000	3,604,497
PCCW Ltd.	9,694,000	3,587,269
Power Assets Holdings Ltd.	3,406,000	25,515,247
Sands China Ltd.	5,868,800	22,058,037
Shangri-La Asia Ltd.	3,669,000	9,177,586
Sino Land Co. Ltd.	7,336,800	13,092,476
SJM Holdings Ltd.	4,192,000	8,777,813
Sun Hung Kai Properties Ltd.	3,406,000	52,435,809
Swire Pacific Ltd. Class A	1,834,000	20,856,763
Wharf (Holdings) Ltd. (The)	3,668,600	22,965,113
Wheelock and Co. Ltd.	2,358,000	8,102,518
Wing Hang Bank Ltd.	393,000	3,732,023
Wynn Macau Ltd.[c]	3,772,800	9,948,007
Yue Yuen Industrial (Holdings) Ltd.	1,834,000	6,313,782

		770,229,459
NEW ZEALAND — 0.86%
Auckland International Airport Ltd.	2,264,990	4,593,165
Contact Energy Ltd.[b]	855,430	3,483,873
Fletcher Building Ltd.	1,663,962	9,175,967
SKYCITY Entertainment Group Ltd.	1,406,416	4,458,947
Telecom Corp. of New Zealand Ltd.	4,695,040	8,471,957

		30,183,909

Security	Shares	Value

SINGAPORE — 13.13%
Ascendas Real Estate Investment Trust	4,454,813	$7,359,489
CapitaLand Ltd.	6,288,000	15,531,529
CapitaMall Trust Management Ltd.	5,240,000	7,564,056
CapitaMalls Asia Ltd.	3,406,000	4,206,456
City Developments Ltd.	1,310,000	11,692,770
ComfortDelGro Corp. Ltd.	4,716,000	5,786,503
COSCO Corp. (Singapore) Ltd.[c]	2,358,104	2,278,772
DBS Group Holdings Ltd.	4,192,000	47,737,600
Fraser and Neave Ltd.	2,358,150	12,651,689
Genting Singapore PLC[b,c]	14,934,400	19,342,440
Global Logistic Properties Ltd.[b]	4,454,000	7,786,776
Golden Agri-Resources Ltd.	16,244,987	9,510,277
Hutchison Port Holdings Trust	12,838,000	10,206,210
Jardine Cycle & Carriage Ltd.	262,000	10,041,285
Keppel Corp. Ltd.	3,463,200	30,689,571
Keppel Land Ltd.[c]	1,834,000	5,030,097
Neptune Orient Lines Ltd.[c]	2,096,750	2,253,214
Noble Group Ltd.	9,432,708	10,741,766
Olam International Ltd.[c]	3,668,600	7,002,100
Oversea-Chinese Banking Corp. Ltd.	6,288,600	45,287,805
SembCorp Industries Ltd.	2,358,240	10,004,483
SembCorp Marine Ltd.[c]	1,834,200	7,869,578
Singapore Airlines Ltd.	1,310,800	11,584,278
Singapore Exchange Ltd.	2,096,000	12,119,299
Singapore Press Holdings Ltd.	3,780,517	11,490,565
Singapore Technologies Engineering Ltd.	3,668,000	9,354,216
Singapore Telecommunications Ltd.	19,388,328	49,289,065
StarHub Ltd.	1,572,000	3,706,388
United Overseas Bank Ltd.	3,144,000	45,510,405
UOL Group Ltd.	1,048,000	3,941,714
Wilmar International Ltd.	4,716,000	19,326,164
Yangzijiang Shipbuilding (Holdings) Ltd.	4,716,000	5,143,558

		462,040,118

TOTAL COMMON STOCKS
(Cost: $2,914,493,090)		3,490,574,719

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	87,038,957	$87,038,957
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	6,437,139	6,437,139
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	623,690	623,690

		94,099,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,099,786)		94,099,786

TOTAL INVESTMENTS IN SECURITIES — 101.84%
(Cost: $3,008,592,876)		3,584,674,505
Other Assets, Less Liabilities — (1.84)%		(64,795,161)

NET ASSETS — 100.00%		$3,519,879,344

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

AGRICULTURE — 6.13%
Golden Agri-Resources Ltd.	53,955,628	$31,587,160
Wilmar International Ltd.	15,587,000	63,875,512

		95,462,672
AIRLINES — 2.72%
Singapore Airlines Ltd.[a]	4,796,467	42,389,082

		42,389,082
BANKS — 29.38%
DBS Group Holdings Ltd.	14,388,500	163,853,162
Oversea-Chinese Banking Corp. Ltd.	20,383,000	146,789,639
United Overseas Bank Ltd.	10,136,000	146,721,841

		457,364,642
DISTRIBUTION & WHOLESALE — 2.95%
Jardine Cycle & Carriage Ltd.	1,199,000	45,952,292

		45,952,292
DIVERSIFIED FINANCIAL SERVICES — 2.67%
Singapore Exchange Ltd.[a]	7,194,000	41,596,487

		41,596,487
ENGINEERING & CONSTRUCTION — 4.25%
SembCorp Industries Ltd.	8,393,000	35,606,055
Singapore Technologies Engineering Ltd.	11,990,000	30,577,168

		66,183,223
FOOD — 1.47%
Olam International Ltd.[a]	11,990,000	22,884,799

		22,884,799
HOLDING COMPANIES — DIVERSIFIED — 9.11%
Keppel Corp. Ltd.	11,990,100	106,251,738
Noble Group Ltd.[a]	31,174,999	35,501,423

		141,753,161
LODGING — 6.25%
City Developments Ltd.[a]	3,597,000	32,106,027
Genting Singapore PLC[a,b]	50,358,400	65,222,195

		97,328,222
MEDIA — 2.57%
Singapore Press Holdings Ltd.[a]	13,134,000	39,919,692

		39,919,692

Security	Shares	Value

REAL ESTATE — 10.11%
CapitaLand Ltd.	20,383,000	$50,346,558
CapitaMalls Asia Ltd.	10,791,000	13,327,030
Fraser and Neave Ltd.	7,194,000	38,596,463
Global Logistic Properties Ltd.[b]	14,388,000	25,154,048
Keppel Land Ltd.[a]	5,995,000	16,442,439
UOL Group Ltd.	3,597,000	13,528,955

		157,395,493
REAL ESTATE INVESTMENT TRUSTS — 3.20%
Ascendas Real Estate Investment Trust	14,388,335	23,769,975
CapitaMall Trust Management Ltd.	17,985,800	25,962,901

		49,732,876
SHIPBUILDING — 3.60%
COSCO Corp. (Singapore) Ltd.[a]	8,393,000	8,110,642
SembCorp Marine Ltd.[a]	7,194,000	30,865,632
Yangzijiang Shipbuilding (Holdings) Ltd.	15,587,000	17,000,136

		55,976,410
TELECOMMUNICATIONS — 11.50%
Singapore Telecommunications Ltd.	65,945,568	167,647,019
StarHub Ltd.	4,796,000	11,307,783

		178,954,802
TRANSPORTATION — 3.87%
ComfortDelGro Corp. Ltd.	15,587,000	19,125,153
Hutchison Port Holdings Trust	41,965,000	33,362,175
Neptune Orient Lines Ltd.[a]	7,194,499	7,731,368

		60,218,696

TOTAL COMMON STOCKS
(Cost: $1,421,308,275)		1,553,112,549

SHORT-TERM INVESTMENTS — 8.18%

MONEY MARKET FUNDS — 8.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	117,491,545	117,491,545
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	8,689,320	8,689,320

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,115,731	$1,115,731

		127,296,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,296,596)		127,296,596

TOTAL INVESTMENTS IN SECURITIES — 107.96%
(Cost: $1,548,604,871)		1,680,409,145
Other Assets, Less Liabilities — (7.96)%		(123,867,118)

NET ASSETS — 100.00%		$1,556,542,027

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 96.05%

AEROSPACE & DEFENSE — 0.21%
Korea Aerospace Industries Ltd.[a]	270,480	$7,277,435

		7,277,435
AGRICULTURE — 1.27%
KT&G Corp.	677,592	44,335,949

		44,335,949
AIRLINES — 0.30%
Korean Air Lines Co. Ltd.[b]	221,300	10,444,604

		10,444,604
AUTO MANUFACTURERS — 7.95%
Hyundai Motor Co.	950,994	183,615,012
Kia Motors Corp.[a]	1,481,004	93,594,925

		277,209,937
AUTO PARTS & EQUIPMENT — 4.28%
Hankook Tire Co. Ltd.	563,480	21,582,711
Hyundai Mobis Co. Ltd.	420,260	107,063,041
Hyundai Wia Corp.[a]	71,614	8,865,931
Mando Corp.	78,644	11,810,044

		149,321,727
BANKS — 0.67%
Industrial Bank of Korea	1,004,800	11,676,149
Korea Exchange Bank	1,591,570	11,594,713

		23,270,862
BIOTECHNOLOGY — 0.39%
Celltrion Inc.[a]	430,476	13,467,707

		13,467,707
CHEMICALS — 5.13%
Hanwha Chemical Corp.[a]	519,710	12,961,102
Honam Petrochemical Corp.[a,b]	88,462	27,992,177
KCC Corp.	25,799	8,278,925
KP Chemical Corp.[a,b]	301,600	4,502,197
LG Chem Ltd.[a]	286,110	101,914,979
OCI Co. Ltd.[a]	95,610	22,946,913

		178,596,293
COMMERCIAL SERVICES — 0.15%
S1 Corp.	105,880	5,148,604

		5,148,604

Security	Shares	Value

COMPUTERS — 0.30%
SK C&C Co. Ltd.	92,259	$10,349,732

		10,349,732
COSMETICS & PERSONAL CARE — 1.28%
AmorePacific Corp.	19,843	18,198,322
LG Household & Health Care Ltd.	57,822	26,566,411

		44,764,733
DISTRIBUTION & WHOLESALE — 2.17%
Daewoo International Corp.[a]	222,423	7,008,345
Hanwha Corp.[a]	278,400	8,797,014
Samsung C&T Corp.	770,963	53,064,114
SK Networks Co. Ltd.[a]	690,090	6,631,181

		75,500,654
DIVERSIFIED FINANCIAL SERVICES — 10.27%
BS Financial Group Inc.	1,131,872	14,113,937
Daewoo Securities Co. Ltd.	1,108,217	13,818,970
DGB Financial Group Inc.	827,970	11,138,527
Hana Financial Group Inc.	1,349,451	47,586,173
Hyundai Securities Co. Ltd.	735,167	7,261,477
KB Financial Group Inc.	2,264,022	83,378,584
Korea Investment Holdings Co. Ltd.	241,015	9,748,534
Mirae Asset Securities Co. Ltd.	142,902	5,096,686
Samsung Card Co. Ltd.	265,750	10,060,124
Samsung Securities Co. Ltd.	353,567	19,247,116
Shinhan Financial Group Co. Ltd.	2,632,177	101,877,820
Woori Finance Holdings Co. Ltd.[b]	2,236,300	24,487,408
Woori Investment & Securities Co. Ltd.	798,788	10,031,930

		357,847,286
ELECTRIC — 1.02%
Korea Electric Power Corp.[b]	1,584,280	35,545,311

		35,545,311
ELECTRICAL COMPONENTS & EQUIPMENT — 1.69%
LG Electronics Inc.[a]	634,767	48,456,146
LG Innotek Co. Ltd.[a,b]	55,199	4,731,801
LS Industrial Systems Co. Ltd.[a]	92,725	5,661,014

		58,848,961
ELECTRONICS — 1.98%
LG Display Co. Ltd.[b]	1,434,002	37,941,817
Samsung Electro-Mechanics Co. Ltd.	368,699	30,913,733

		68,855,550

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 3.30%
Daelim Industrial Co. Ltd.	171,938	$19,365,070
Daewoo Engineering & Construction Co. Ltd.[a,b]	642,104	6,083,982
GS Engineering & Construction Corp.	220,387	19,069,442
Hyundai Engineering & Construction Co. Ltd.	411,935	31,188,088
Samsung Engineering Co. Ltd.	185,087	39,127,646

		114,834,228
ENVIRONMENTAL CONTROL — 0.32%
Woongjin Coway Co. Ltd.	333,480	11,193,255

		11,193,255
FOOD — 1.00%
CJ CheilJedang Corp.	48,187	13,848,015
Lotte Confectionery Co. Ltd.[a,b]	4,380	7,082,545
ORION Corp.	22,014	13,971,208

		34,901,768
GAS — 0.14%
Korea Gas Corp.[b]	141,930	4,935,151

		4,935,151
HOLDING COMPANIES — DIVERSIFIED — 1.48%
CJ Corp.	88,810	6,588,956
LG Corp.	585,537	36,585,431
LS Corp.	108,763	8,390,129

		51,564,516
HOME BUILDERS — 0.22%
Hyundai Development Co.[b]	349,767	7,738,035

		7,738,035
HOME FURNISHINGS — 0.75%
Samsung SDI Co. Ltd.[a]	210,807	26,004,037

		26,004,037
INSURANCE — 2.76%
Dongbu Insurance Co. Ltd.	262,510	11,462,704
Hyundai Marine & Fire Insurance Co. Ltd.	384,880	11,112,314
Korea Life Insurance Co. Ltd.	1,075,450	7,017,618
Samsung Fire & Marine Insurance Co. Ltd.	219,205	41,343,722
Samsung Life Insurance Co. Ltd.	308,529	25,179,287

		96,115,645

Security	Shares	Value

INTERNET — 2.18%
NCsoft Corp.	94,320	$23,353,943
NHN Corp.[a]	252,364	52,673,351

		76,027,294
IRON & STEEL — 5.46%
Dongkuk Steel Mill Co. Ltd.[a]	229,351	5,166,279
Hyundai Steel Co.[a]	342,135	35,017,057
POSCO	403,296	149,966,378

		190,149,714
LODGING — 0.39%
Kangwon Land Inc.	595,252	13,727,682

		13,727,682
MACHINERY — 0.83%
Doosan Heavy Industries & Construction Co. Ltd.	260,893	16,464,319
Doosan Infracore Co. Ltd.[a,b]	623,410	12,621,723

		29,086,042
MANUFACTURING — 1.27%
Cheil Industries Inc.[a]	290,897	24,858,435
Doosan Corp.[a]	61,765	9,468,545
Kumho Petro Chemical Co. Ltd.[a,b]	70,398	9,848,074

		44,175,054
METAL FABRICATE & HARDWARE — 0.43%
Hyosung Corp.	140,587	8,356,867
Hyundai Hysco Co. Ltd.	197,200	6,724,780

		15,081,647
MINING — 0.59%
Korea Zinc Co. Ltd.[a,b]	52,384	20,532,646

		20,532,646
OIL & GAS — 3.87%
GS Holdings Corp.	315,548	18,221,101
S-Oil Corp.	277,850	31,169,568
SK Holdings Co. Ltd.	159,244	24,127,340
SK Innovation Co. Ltd.	370,759	61,476,944

		134,994,953
PHARMACEUTICALS — 0.16%
Yuhan Corp.	51,701	5,522,599

		5,522,599
RETAIL — 2.21%
E-Mart Co. Ltd.	129,002	31,307,107
Hyundai Department Store Co. Ltd.	93,559	13,966,214

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 29, 2012

Security	Shares	Value

Lotte Shopping Co. Ltd.	62,712	$21,133,365
Shinsegae Co. Ltd.[a]	45,611	10,702,262

		77,108,948
SEMICONDUCTORS — 23.94%
Hynix Semiconductor Inc.[a,b]	3,210,760	86,674,520
Samsung Electronics Co. Ltd.[a]	681,356	734,510,569
Samsung Techwin Co. Ltd.[a]	229,174	13,131,067

		834,316,156
SHIPBUILDING — 4.10%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	591,340	19,002,590
Hyundai Heavy Industries Co. Ltd.	257,844	78,248,040
Hyundai Mipo Dockyard Co. Ltd.[a]	67,506	9,413,337
Samsung Heavy Industries Co. Ltd.	997,090	36,319,397

		142,983,364
TELECOMMUNICATIONS — 0.87%
KT Corp.	208,782	6,083,974
LG Uplus Corp.	1,419,565	8,044,910
SK Telecom Co. Ltd.	124,414	16,181,132

		30,310,016
TRANSPORTATION — 0.72%
Hyundai Glovis Co. Ltd.[a]	81,019	13,434,065
Hyundai Merchant Marine Co. Ltd.[a,b]	264,990	7,413,964
STX Pan Ocean Co. Ltd.[a]	635,740	4,313,184

		25,161,213

TOTAL COMMON STOCKS
(Cost: $1,493,216,612)		3,347,249,308

PREFERRED STOCKS — 3.04%

AUTO MANUFACTURERS — 0.61%
Hyundai Motor Co. Ltd.	139,603	7,861,619
Hyundai Motor Co. Ltd. Series 2	232,601	13,244,259

		21,105,878
CHEMICALS — 0.15%
LG Chem Ltd.	47,074	5,238,743

		5,238,743
SEMICONDUCTORS — 2.28%
Samsung Electronics Co. Ltd.	126,743	79,417,947

		79,417,947

TOTAL PREFERRED STOCKS
(Cost: $51,798,215)		105,762,568

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.47%

MONEY MARKET FUNDS — 5.47%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[c,d,e]	176,889,051	$176,889,051
BlackRock Cash Funds: Prime,
SL Agency Shares
0.23%[c,d,e]	13,082,180	13,082,180
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.02%[c,d]	775,821	775,821

		190,747,052

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,747,052)		190,747,052

TOTAL INVESTMENTS IN SECURITIES — 104.56%
(Cost: $1,735,761,879)		3,643,758,928
Other Assets, Less Liabilities — (4.56)%		(158,749,297)

NET ASSETS — 100.00% $3,485,009,631

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

AIRLINES — 0.56%
China Airlines Ltd.	15,458,761	$7,336,023
EVA Airways Corp.	10,318,212	7,037,697

		14,373,720
APPAREL — 1.34%
Far Eastern New Century Corp.	17,822,807	22,887,841
Pou Chen Corp.[a]	13,132,103	11,659,678

		34,547,519
AUTO MANUFACTURERS — 0.58%
China Motor Co. Ltd.	2,814,000	3,125,497
Yulon Motor Co. Ltd.[a]	5,628,362	11,870,950

		14,996,447
AUTO PARTS & EQUIPMENT — 1.17%
Cheng Shin Rubber Industry Co. Ltd.[a]	10,318,138	25,447,850
Nan Kang Rubber Tire Co. Ltd.[a]	2,898,076	4,820,925

		30,268,775
BANKS — 0.81%
Chang Hwa Commercial Bank Ltd.	25,326,986	15,508,428
Taiwan Business Bank Ltd.[a,b]	16,250,920	5,478,521

		20,986,949
BUILDING MATERIALS — 1.85%
Asia Cement Corp.	11,256,060	14,416,610
Taiwan Cement Corp.	20,636,504	26,501,157
Taiwan Glass Industry Corp.[a]	5,628,855	6,902,988

		47,820,755
CHEMICALS — 9.61%
China Petrochemical Development Corp.	11,256,800	14,455,851
Eternal Chemical Co. Ltd.	4,053,839	3,640,677
Formosa Chemicals & Fibre Corp.	17,822,204	55,777,751
Formosa Plastics Corp.	24,426,768	76,447,907
LCY Chemical Corp.[a]	2,814,250	5,217,602
Nan Ya Plastics Corp.	29,078,860	71,421,067
Taiwan Fertilizer Co. Ltd.	4,690,000	13,130,596
TSRC Corp.[a]	3,109,200	7,943,289

		248,034,740
COMPUTERS — 8.97%
Acer Inc.[a]	15,946,841	24,411,751
Advantech Co. Ltd.[a]	1,876,771	6,320,599
ASUSTeK Computer Inc.[a]	4,070,857	38,221,409

Security	Shares	Value

Chicony Electronics Co. Ltd.[a]	2,814,653	$5,802,421
Chimei Innolux Corp.[b]	31,892,008	17,195,820
Clevo Co.[a]	2,814,300	5,054,941
Compal Electronics Inc.[a]	26,264,554	31,092,886
Foxconn Technology Co. Ltd.	4,690,279	21,619,704
Inventec Corp.	14,070,752	6,701,270
Lite-On Technology Corp.	13,132,258	17,847,112
Quanta Computer Inc.	14,928,240	36,919,412
Wistron Corp.[a]	12,194,957	20,306,952

		231,494,277
DIVERSIFIED FINANCIAL SERVICES — 10.57%
Capital Securities Corp.	10,318,043	4,563,021
China Development Financial Holding Corp.	56,280,920	19,069,192
Chinatrust Financial Holding Co. Ltd.[a]	60,032,046	40,843,684
E.Sun Financial Holding Co. Ltd.	24,393,289	13,360,047
First Financial Holding Co. Ltd.[a]	35,644,487	22,856,803
Fubon Financial Holding Co. Ltd.	30,954,851	36,434,816
Hua Nan Financial Holdings Co. Ltd.	30,016,391	17,818,275
KGI Securities Co. Ltd.	17,822,157	8,002,874
Mega Financial Holding Co. Ltd.	48,776,938	37,998,091
SinoPac Financial Holdings Co. Ltd.	36,582,497	13,689,191
Taishin Financial Holdings Co. Ltd.	30,954,735	12,636,305
Taiwan Cooperative Financial Holding Co. Ltd.[b]	24,388,469	16,012,296
Yuanta Financial Holding Co. Ltd.[b]	49,714,453	29,342,283

		272,626,878
ELECTRICAL COMPONENTS & EQUIPMENT — 2.03%
Delta Electronics Inc.[a]	11,256,180	30,939,562
Pacific Electric Wire & Cable Co. Ltd.[c]	197	—
Simplo Technology Co. Ltd.[a]	1,347,123	9,669,443
Tatung Co. Ltd.[b]	12,194,964	4,115,323
Walsin Lihwa Corp.	19,698,069	7,672,571

		52,396,899
ELECTRONICS — 13.48%
AU Optronics Corp.[a]	45,962,830	24,860,831
Cheng Uei Precision Industry Co. Ltd.[a]	2,127,915	5,103,348
E Ink Holdings Inc.[a]	4,690,000	7,020,003
Hon Hai Precision Industry Co. Ltd.	56,280,818	196,243,837
Kinsus Interconnect Technology Corp.[a]	1,876,043	6,669,155
Nan Ya Printed Circuit Board Corp.[a]	1,001,446	2,517,583

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2012

Security	Shares	Value

Pegatron Corp.[a]	10,318,037	$14,040,056
Phison Electronics Corp.[a]	938,698	7,456,320
Radiant Opto-Electronics Corp.	2,814,000	12,540,278
Synnex Technology International Corp.[a]	8,442,538	21,396,417
TPK Holding Co. Ltd.[a,b]	584,750	9,806,836
Tripod Technology Corp.	2,814,061	8,759,239
Unimicron Technology Corp.[a]	8,442,794	11,057,544
Wintek Corp.[a]	9,380,926	8,281,230
WPG Holdings Co. Ltd.[a]	8,442,744	12,033,983
Ya Hsin Industrial Co. Ltd.[c]	6,845,461	23

		347,786,683
FOOD — 1.61%
Standard Foods Corp.[a]	1,131,000	4,020,598
Uni-President Enterprises Co.	24,388,512	37,375,917

		41,396,515
INSURANCE — 2.78%
Cathay Financial Holding Co. Ltd.[a]	41,272,179	48,578,630
China Life Insurance Co. Ltd.[a]	10,321,139	10,726,316
Shin Kong Financial Holding Co. Ltd.[a,b]	36,582,411	12,394,911

		71,699,857
IRON & STEEL — 3.17%
China Steel Corp.[a]	69,412,090	72,018,939
Feng Hsin Iron & Steel Co. Ltd.[a]	2,814,050	4,958,763
Tung Ho Steel Enterprise Corp.	4,690,882	4,851,096

		81,828,798
LEISURE TIME — 0.31%
Giant Manufacturing Co. Ltd.[a]	1,876,590	8,075,542

		8,075,542
LODGING — 0.11%
Formosa International Hotels Corp.[a]	178,200	2,840,070

		2,840,070
MACHINERY — 0.28%
Teco Electric and Machinery Co. Ltd.	10,318,092	7,300,868

		7,300,868
MANUFACTURING — 0.97%
Hiwin Technologies Corp.[a]	977,290	10,937,829
Largan Precision Co. Ltd.[a]	625,794	14,029,060

		24,966,889

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.97%
Catcher Technology Co. Ltd.[a]	3,424,743	$25,106,549

		25,106,549
OIL & GAS — 0.96%
Formosa Petrochemical Corp.[a]	7,504,950	24,739,068

		24,739,068
REAL ESTATE — 0.54%
Farglory Land Development Co. Ltd.[a]	1,876,000	3,995,020
Highwealth Construction Corp.[a]	2,814,000	5,265,002
Ruentex Development Co. Ltd.[a]	3,553,665	4,732,820

		13,992,842
RETAIL — 1.70%
Far Eastern Department Stores Co. Ltd.	5,628,895	7,764,719
Hotai Motor Co. Ltd.	1,526,000	10,356,409
President Chain Store Corp.[a]	3,752,215	19,848,600
Ruentex Industries Ltd.[a]	2,814,550	5,792,634

		43,762,362
SEMICONDUCTORS — 25.73%
Advanced Semiconductor Engineering Inc.	29,078,488	28,488,926
Epistar Corp.[a]	4,690,047	12,285,128
Everlight Electronics Co. Ltd.[a]	2,032,784	4,550,183
Inotera Memories Inc.[a,b]	10,315,024	2,821,227
Macronix International Co. Ltd.[a]	20,636,527	8,775,228
MediaTek Inc.[a]	6,566,632	67,238,952
Motech Industries Inc.[a]	1,876,118	3,886,773
MStar Semiconductor Inc.	2,314,634	14,724,335
Novatek Microelectronics Corp. Ltd.[a]	2,814,544	8,425,632
Powertech Technology Inc.[a]	4,690,036	10,753,450
Realtek Semiconductor Corp.[a]	2,814,977	5,975,458
Richtek Technology Corp.[a]	938,416	5,618,493
Siliconware Precision Industries Co. Ltd.	17,822,214	21,007,611
Sino-American Silicon Products Inc.[a]	2,117,408	4,393,859
Taiwan Semiconductor Manufacturing Co. Ltd.[a]	152,960,882	422,000,528
Transcend Information Inc.	933,905	2,792,565
United Microelectronics Corp.[a]	75,978,501	40,062,143

		663,800,491

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 29, 2012

Security	Shares	Value

TELECOMMUNICATIONS — 8.75%
Chunghwa Telecom Co. Ltd.	23,450,648	$72,116,566
Far EasTone Telecommunications Co. Ltd.	9,380,259	19,688,461
HTC Corp.[a]	4,541,884	102,129,042
Taiwan Mobile Co. Ltd.	10,318,609	31,732,285

		225,666,354
TEXTILES — 0.18%
Formosa Taffeta Co. Ltd.	4,690,515	4,699,131

		4,699,131
TRANSPORTATION — 0.77%
Evergreen Marine Corp. Ltd.	8,442,766	5,916,485
U-Ming Marine Transport Corp.	2,814,800	4,902,632
Wan Hai Lines Ltd.	6,566,854	3,831,186
Yang Ming Marine Transport Corp.	8,755,635	5,093,256

		19,743,559

TOTAL COMMON STOCKS
(Cost: $1,546,471,009)		2,574,952,537

SHORT-TERM INVESTMENTS — 13.04%

MONEY MARKET FUNDS — 13.04%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[d,e,f]	309,486,502	309,486,502
BlackRock Cash Funds: Prime,
SL Agency Shares
0.23%[d,e,f]	22,888,688	22,888,688
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.02%[d,e]	4,086,113	4,086,113

		336,461,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,461,303)		336,461,303

TOTAL INVESTMENTS IN SECURITIES — 112.84%
(Cost: $1,882,932,312)		$2,911,413,840
Other Assets, Less Liabilities — (12.84)%		(331,371,632)

NET ASSETS — 100.00%		$2,580,042,208

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.67%

AIRLINES — 0.59%
Thai Airways International PCL NVDR	4,453,166	$3,825,618

		3,825,618
AUTO PARTS & EQUIPMENT — 0.10%
Somboon Advance Technology PCL NVDR	810,900	667,154

		667,154
BANKS — 29.18%
Bangkok Bank PCL Foreign	5,713,800	36,625,713
Bangkok Bank PCL NVDR	3,245,800	19,411,525
Bank of Ayudhya PCL NVDR	12,396,600	10,342,447
Kasikornbank PCL Foreign	7,976,700	39,138,938
Kasikornbank PCL NVDR	4,069,600	19,699,203
Kiatnakin Bank PCL NVDR	1,899,000	2,054,923
Krung Thai Bank PCL NVDR	19,015,400	10,932,363
LH Financial Group PCL NVDR[a]	19,345,300	882,092
Siam Commercial Bank PCL NVDR	10,618,500	45,610,606
Thanachart Capital PCL NVDR	4,443,900	4,184,740

		188,882,550
BUILDING MATERIALS — 1.32%
Dynasty Ceramic PCL NVDR	970,900	2,085,198
Siam City Cement PCL NVDR	468,900	4,663,436
TPI Polene PCL NVDR	3,296,800	1,764,684

		8,513,318
CHEMICALS — 8.99%
Indorama Ventures PCL NVDR	9,824,010	13,065,138
IRPC PCL NVDR	68,119,100	10,668,579
PTT Global Chemical PCL NVDR	11,341,207	27,917,394
Siam Gas and Petrochemicals PCL NVDR	1,933,300	1,066,781
Sri Trang Agro-Industry PCL NVDR	4,266,571	3,045,033
Thai Plastic & Chemical PCL NVDR	1,488,200	1,475,169
Vinythai PCL NVDR	1,612,865	980,562

		58,218,656
COAL — 3.24%
Banpu PCL NVDR	979,250	20,966,595

		20,966,595
COMMERCIAL SERVICES — 0.26%
Bangkok Expressway PCL NVDR	2,566,300	1,653,489

		1,653,489

Security	Shares	Value

COMPUTERS — 0.20%
Cal-Comp Electronics (Thailand) PCL NVDR	13,874,500	$1,292,783

		1,292,783
DIVERSIFIED FINANCIAL SERVICES — 0.58%
Phatra Capital PCL NVDR	698,600	680,942
TISCO Financial Group PCL NVDR	2,425,200	3,085,088

		3,766,030
ELECTRIC — 1.93%
Electricity Generating PCL NVDR	895,500	2,796,126
Glow Energy PCL NVDR	3,481,900	6,212,542
Ratchaburi Electricity Generating Holding PCL NVDR	2,464,300	3,460,524

		12,469,192
ELECTRONICS — 0.83%
Delta Electronics (Thailand) PCL NVDR	3,393,244	2,578,708
Hana Microelectronics PCL NVDR	3,952,900	2,821,168

		5,399,876
ENGINEERING & CONSTRUCTION — 0.54%
CH. Karnchang PCL NVDR	2,800,300	707,824
Italian-Thai Development PCL NVDR	9,132,300	1,176,804
Sino-Thai Engineering & Construction PCL NVDR	3,629,900	1,631,146

		3,515,774
ENTERTAINMENT — 0.24%
Major Cineplex Group PCL NVDR	2,939,900	1,534,790

		1,534,790
FOOD — 5.10%
Charoen Pokphand Foods PCL NVDR	20,464,700	24,511,659
GFPT PCL NVDR	2,560,000	871,237
Khon Kaen Sugar Industry PCL NVDR	3,162,900	1,494,448
Thai Union Frozen Products PCL NVDR	1,951,960	4,466,322
Thai Vegetable Oil PCL NVDR	2,582,953	1,698,357

		33,042,023
HEALTH CARE — SERVICES — 0.64%
Bangkok Chain Hospital PCL NVDR	3,383,500	782,571
Bumrungrad Hospital PCL NVDR	2,228,576	3,368,820

		4,151,391
HOLDING COMPANIES — DIVERSIFIED — 4.48%
Siam Cement PCL Foreign	2,041,000	28,998,183

		28,998,183

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

HOME BUILDERS — 0.38%
Asian Property Development PCL NVDR	5,755,260	$1,083,925
Quality Houses PCL NVDR	23,076,000	1,387,686

		2,471,611
IRON & STEEL — 0.52%
G J Steel PCL NVDR[a]	132,429,100	656,348
G Steel PCL NVDR[a]	54,835,800	706,624
Sahaviriya Steel Industries PCL NVDR[a]	60,632,440	1,562,640
Tata Steel (Thailand) PCL NVDR[a]	14,089,700	414,334

		3,339,946
LODGING — 0.22%
Central Plaza Hotel PCL NVDR	3,674,000	1,408,174

		1,408,174
MEDIA — 1.49%
BEC World PCL NVDR	6,123,300	8,952,785
MCOT PCL NVDR	694,900	677,335

		9,630,120
METAL FABRICATE & HARDWARE — 0.11%
STP & I PCL NVDR	744,600	738,080

		738,080
OIL & GAS — 21.15%
Bangchak Petroleum PCL NVDR	2,340,100	1,817,028
Esso (Thailand) PCL NVDR	7,062,900	3,127,139
PTT Exploration & Production PCL NVDR	7,904,000	48,183,975
PTT PCL NVDR	5,824,800	69,862,957
Thai Oil PCL NVDR	5,551,600	13,940,909

		136,932,008
PACKAGING & CONTAINERS — 0.20%
Polyplex PCL NVDR	2,447,450	1,318,138

		1,318,138
REAL ESTATE — 2.14%
Amata Corp. PCL NVDR	3,555,800	1,962,064
Bangkok Land PCL NVDR[a]	48,439,200	1,136,356
Hemaraj Land and Development PCL NVDR	32,357,100	2,822,493
LPN Development PCL NVDR	3,513,747	1,706,660
Pruksa Real Estate PCL NVDR	4,505,980	2,084,379
Sansiri PCL NVDR	16,713,028	1,137,579

Security	Shares	Value

Supalai PCL NVDR	4,087,200	$1,904,164
Ticon Industrial Connection PCL NVDR	2,603,083	1,126,727

		13,880,422
RETAIL — 8.06%
CP All PCL NVDR	14,977,100	32,784,830
Home Product Center PCL NVDR	11,900,248	4,836,380
Minor International PCL NVDR	8,684,600	3,615,594
Robinson Department Store PCL NVDR	2,265,300	3,443,047
Siam Global House PCL NVDR	2,443,400	984,949
Siam Makro PCL NVDR	651,800	6,547,074

		52,211,874
TELECOMMUNICATIONS — 6.15%
Advanced Information Service PCL NVDR	6,068,400	32,081,414
Jasmine International PCL NVDR	24,153,900	1,915,393
Samart Corp. PCL NVDR	2,329,100	696,460
Thaicom PCL NVDR[a]	2,981,500	1,300,373
True Corp. PCL NVDR[a]	34,537,600	3,811,518

		39,805,158
TRANSPORTATION — 0.76%
Precious Shipping PCL NVDR	1,766,400	945,504
Tanayong PCL NVDR	97,283,257	2,378,643
Thoresen Thai Agencies PCL NVDR	2,358,330	1,574,038

		4,898,185
WATER — 0.27%
Thai Tap Water Supply PCL NVDR	9,500,566	1,773,606

		1,773,606

TOTAL COMMON STOCKS
(Cost: $543,138,910)		645,304,744

RIGHTS — 0.00%

IRON & STEEL — 0.00%
Sahaviriya Steel Industries PCL NVDR[a,b]	5,671	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

ISHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

WARRANTS — 0.01%

REAL ESTATE — 0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)[a]	6,189,157	$32,720

		32,720

TOTAL WARRANTS
(Cost: $0)		32,720

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.02%[c,d]	514,089	514,089

		514,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $514,089)		514,089

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $543,652,999)		645,851,553
Other Assets, Less Liabilities — 0.24%		1,565,117

NET ASSETS — 100.00%		$647,416,670

NVDR – Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,847,964,269	$1,907,288,110	$56,523,148
Affiliated (Note 2)	11,955,078	158,130,301	938,129

Total cost of investments	$2,859,919,347	$2,065,418,411	$57,461,277

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,882,426,906	$1,982,396,481	$54,760,497
Affiliated (Note 2)	11,955,078	158,130,301	938,129

Total fair value of investments	2,894,381,984	2,140,526,782	55,698,626
Foreign currencies, at value[b]	3,320,338	1,736,837	55,437
Receivables:
Investment securities sold	16,298,563	—	—
Dividends and interest	31,483,514	442,546	116,022

Total Assets	2,945,484,399	2,142,706,165	55,870,085

LIABILITIES
Payables:
Investment securities purchased	15,202,002	348,674	—
Collateral for securities on loan (Note 5)	11,811,527	157,296,851	935,802
Capital shares redeemed	776,349	—	—
Investment advisory fees (Note 2)	1,212,550	810,316	22,700

Total Liabilities	29,002,428	158,455,841	958,502

NET ASSETS	$2,916,481,971	$1,984,250,324	$54,911,583

Net assets consist of:
Paid-in capital	$3,058,126,728	$2,258,787,183	$55,930,193
Undistributed (distributions in excess of) net investment income	7,570,760	7,108,321	(383,606)
Undistributed net realized gain (accumulated net realized loss)	(183,946,451)	(356,753,330)	1,133,200
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	34,730,934	75,108,150	(1,768,204)

NET ASSETS	$2,916,481,971	$1,984,250,324	$54,911,583

Shares outstanding[c]	121,000,000	108,225,000	1,200,000

Net asset value per share	$24.10	$18.33	$45.76

[a]	Securities on loan with values of $11,021,781, $149,183,136 and $888,909, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,290,991, $1,737,057 and $57,618, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 250 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$491,511,325	$2,914,493,090	$1,421,308,275
Affiliated (Note 2)	380,450	94,099,786	127,296,596

Total cost of investments	$491,891,775	$3,008,592,876	$1,548,604,871

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$954,024,082	$3,490,574,719	$1,553,112,549
Affiliated (Note 2)	380,450	94,099,786	127,296,596

Total fair value of investments	954,404,532	3,584,674,505	1,680,409,145
Foreign currencies, at value[b]	1,489,346	7,555,243	1,481,430
Receivables:
Investment securities sold	5,242,105	10,808,724	—
Dividends and interest	1,362,004	22,834,771	1,324,908
Capital shares sold	—	—	128,198

Total Assets	962,497,987	3,625,873,243	1,683,343,681

LIABILITIES
Payables:
Investment securities purchased	6,373,553	11,164,984	—
Collateral for securities on loan (Note 5)	—	93,476,096	126,180,865
Investment advisory fees (Note 2)	386,648	1,352,819	620,789

Total Liabilities	6,760,201	105,993,899	126,801,654

NET ASSETS	$955,737,786	$3,519,879,344	$1,556,542,027

Net assets consist of:
Paid-in capital	$592,611,588	$3,371,650,524	$1,667,428,846
Undistributed (distributions in excess of) net investment income	(11,434,222)	269,346	(14,725,970)
Accumulated net realized loss	(87,974,276)	(428,354,176)	(227,981,529)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	462,534,696	576,313,650	131,820,680

NET ASSETS	$955,737,786	$3,519,879,344	$1,556,542,027

Shares outstanding[c]	64,950,000	78,600,000	119,900,000

Net asset value per share	$14.71	$44.78	$12.98

[a]	Securities on loan with values of $ –, $88,462,845 and $119,099,674, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,482,094, $7,505,652 and $1,464,812, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,545,014,827	$1,546,471,009	$543,138,910
Affiliated (Note 2)	190,747,052	336,461,303	514,089

Total cost of investments	$1,735,761,879	$1,882,932,312	$543,652,999

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,453,011,876	$2,574,952,537	$645,337,464
Affiliated (Note 2)	190,747,052	336,461,303	514,089

Total fair value of investments	3,643,758,928	2,911,413,840	645,851,553
Receivables:
Investment securities sold	6,369,312	3,276,711	—
Due from custodian (Note 4)	—	—	7,228,803
Dividends and interest	28,969,726	727,545	1,838,721
Capital shares sold	—	24,245,975	—

Total Assets	3,679,097,966	2,939,664,071	654,919,077

LIABILITIES
Payables:
Investment securities purchased	2,502,327	26,062,297	7,228,803
Collateral for securities on loan (Note 5)	189,971,231	332,375,190	—
Foreign taxes (Note 1)	—	24,671	—
Investment advisory fees (Note 2)	1,614,777	1,159,705	273,604

Total Liabilities	194,088,335	359,621,863	7,502,407

NET ASSETS	$3,485,009,631	$2,580,042,208	$647,416,670

Net assets consist of:
Paid-in capital	$2,696,584,672	$2,641,233,380	$545,161,656
Undistributed (distributions in excess of) net investment income	(16,601,754)	(6,824,977)	1,610,653
Accumulated net realized loss	(1,103,886,911)	(1,082,837,129)	(1,570,271)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,908,913,624	1,028,470,934	102,214,632

NET ASSETS	$3,485,009,631	$2,580,042,208	$647,416,670

Shares outstanding[b]	58,000,000	187,600,000	8,950,000

Net asset value per share	$60.09	$13.75	$72.34

[a]	Securities on loan with values of $182,479,670, $312,978,799 and $ –, respectively. See Note 5.
[b]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$76,212,429	$27,856,836	$641,412
Interest — affiliated (Note 2)	731	658	5
Securities lending income — affiliated (Note 2)	21,990	538,043	12,267

Total investment income	76,235,150	28,395,537	653,684

EXPENSES
Investment advisory fees (Note 2)	7,278,173	4,695,489	159,493

Total expenses	7,278,173	4,695,489	159,493

Net investment income	68,956,977	23,700,048	494,191

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,947,665)	(145,268,423)	(119,537)
In-kind redemptions — unaffiliated	53,077,600	39,059,941	2,689,782
Foreign currency transactions	(2,974,122)	40,512	(7,990)

Net realized gain (loss)	1,155,813	(106,167,970)	2,562,255

Net change in unrealized appreciation/depreciation on:
Investments	(20,965,247)	230,817,502	(4,308,329)
Translation of assets and liabilities in foreign currencies	(296,778)	(4,053)	(8,521)

Net change in unrealized appreciation/depreciation	(21,262,025)	230,813,449	(4,316,850)

Net realized and unrealized gain (loss)	(20,106,212)	124,645,479	(1,754,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,850,765	$148,345,527	$(1,260,404)

[a]	Net of foreign withholding tax of $482,724, $ – and $47,726, respectively.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$14,108,051	$73,061,402	$13,080,781
Interest — affiliated (Note 2)	293	910	347
Securities lending income — affiliated (Note 2)	—	365,625	348,257

Total investment income	14,108,344	73,427,937	13,429,385

EXPENSES
Investment advisory fees (Note 2)	2,320,616	8,149,324	3,797,694

Total expenses	2,320,616	8,149,324	3,797,694

Net investment income	11,787,728	65,278,613	9,631,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,192,255)	(53,928,683)	(15,114,190)
In-kind redemptions — unaffiliated	—	34,863,782	13,060,380
Foreign currency transactions	(564,994)	(2,376,966)	(606,316)

Net realized loss	(9,757,249)	(21,441,867)	(2,660,126)

Net change in unrealized appreciation/depreciation on:
Investments	68,396,598	52,555,919	(5,672,882)
Translation of assets and liabilities in foreign currencies	32,374	(238,001)	(110,635)

Net change in unrealized appreciation/depreciation	68,428,972	52,317,918	(5,783,517)

Net realized and unrealized gain (loss)	58,671,723	30,876,051	(8,443,643)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,459,451	$96,154,664	$1,188,048

[a]	Net of foreign withholding tax of $902,176, $496,671 and $104,274, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$27,856,277	$2,110,274	$5,782,538
Interest — unaffiliated	368	—	—
Interest — affiliated (Note 2)	1,981	1,469	169
Securities lending income — affiliated (Note 2)	1,182,372	2,827,449 [b]	—

	29,040,998	4,939,192	5,782,707
Less: Other foreign taxes (Note 1)	(49)	(630,487)	(21,792)

Total investment income	29,040,949	4,308,705	5,760,915

EXPENSES
Investment advisory fees (Note 2)	10,190,887	7,289,514	1,506,485

Total expenses	10,190,887	7,289,514	1,506,485

Net investment income (loss)	18,850,062	(2,980,809)	4,254,430

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	59,682,112	(14,393,306)	(4,939,520)
In-kind redemptions — unaffiliated	—	—	12,221,554
Foreign currency transactions	(887,736)	(510,515)	(162,082)

Net realized gain (loss)	58,794,376	(14,903,821)	7,119,952

Net change in unrealized appreciation/depreciation on:
Investments	74,235,536	64,782,065	30,263,729
Translation of assets and liabilities in foreign currencies	916,341	39,127	25,325

Net change in unrealized appreciation/depreciation	75,151,877	64,821,192	30,289,054

Net realized and unrealized gain	133,946,253	49,917,371	37,409,006

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,796,315	$46,936,562	$41,663,436

[a]	Net of foreign withholding tax of $5,444,082, $364,689 and $642,504, respectively.
[b]	Net of foreign tax paid of $649,988.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,956,977	$118,543,422	$23,700,048	$45,630,453
Net realized gain (loss)	1,155,813	106,704,629	(106,167,970)	84,133,431
Net change in unrealized appreciation/depreciation	(21,262,025)	256,987,740	230,813,449	91,543,565

Net increase in net assets resulting from operations	48,850,765	482,235,791	148,345,527	221,307,449

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,418,228)	(126,555,555)	(20,313,774)	(46,031,342)

Total distributions to shareholders	(79,418,228)	(126,555,555)	(20,313,774)	(46,031,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	295,039,485	1,069,986,680	895,369,504	712,651,212
Cost of shares redeemed	(438,414,679)	(532,059,432)	(647,133,385)	(1,256,261,691)

Net increase (decrease) in net assets from capital share transactions	(143,375,194)	537,927,248	248,236,119	(543,610,479)

INCREASE (DECREASE) IN NET ASSETS	(173,942,657)	893,607,484	376,267,872	(368,334,372)

NET ASSETS
Beginning of period	3,090,424,628	2,196,817,144	1,607,982,452	1,976,316,824

End of period	$2,916,481,971	$3,090,424,628	$1,984,250,324	$1,607,982,452

Undistributed net investment income included in net assets at end of period	$7,570,760	$18,032,011	$7,108,321	$3,722,047

SHARES ISSUED AND REDEEMED
Shares sold	12,800,000	43,800,000	56,175,000	37,275,000
Shares redeemed	(19,600,000)	(21,000,000)	(39,375,000)	(69,225,000)

Net increase (decrease) in shares outstanding	(6,800,000)	22,800,000	16,800,000	(31,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$494,191	$901,280	$11,787,728	$28,277,199
Net realized gain (loss)	2,562,255	1,510,649	(9,757,249)	8,082,452
Net change in unrealized appreciation/depreciation	(4,316,850)	5,914,053	68,428,972	41,299,342

Net increase (decrease) in net assets resulting from operations	(1,260,404)	8,325,982	70,459,451	77,658,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(802,358)	(1,015,659)	(28,113,809)	(26,214,422)

Total distributions to shareholders	(802,358)	(1,015,659)	(28,113,809)	(26,214,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,249,056	39,895,589	69,902,985	475,718,489
Cost of shares redeemed	(21,661,508)	(9,483,428)	(134,913,123)	(342,902,968)

Net increase (decrease) in net assets from capital share transactions	(17,412,452)	30,412,161	(65,010,138)	132,815,521

INCREASE (DECREASE) IN NET ASSETS	(19,475,214)	37,722,484	(22,664,496)	184,260,092

NET ASSETS
Beginning of period	74,386,797	36,664,313	978,402,282	794,142,190

End of period	$54,911,583	$74,386,797	$955,737,786	$978,402,282

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(383,606)	$(75,439)	$(11,434,222)	$4,891,859

SHARES ISSUED AND REDEEMED
Shares sold	100,000	900,000	5,025,000	32,925,000
Shares redeemed	(500,000)	(200,000)	(10,350,000)	(23,850,000)

Net increase (decrease) in shares outstanding	(400,000)	700,000	(5,325,000)	9,075,000

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,278,613	$142,331,398	$9,631,691	$66,235,936
Net realized gain (loss)	(21,441,867)	289,132,578	(2,660,126)	117,167,420
Net change in unrealized appreciation/depreciation	52,317,918	183,180,135	(5,783,517)	18,189,273

Net increase in net assets resulting from operations	96,154,664	614,644,111	1,188,048	201,592,629

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,100,962)	(153,265,871)	(33,093,262)	(74,873,803)

Total distributions to shareholders	(77,100,962)	(153,265,871)	(33,093,262)	(74,873,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,295,859	433,392,558	49,018,078	315,210,889
Cost of shares redeemed	(99,337,622)	(784,052,063)	(173,770,101)	(458,731,234)

Net decrease in net assets from capital share transactions	(48,041,763)	(350,659,505)	(124,752,023)	(143,520,345)

INCREASE (DECREASE) IN NET ASSETS	(28,988,061)	110,718,735	(156,657,237)	(16,801,519)

NET ASSETS
Beginning of period	3,548,867,405	3,438,148,670	1,713,199,264	1,730,000,783

End of period	$3,519,879,344	$3,548,867,405	$1,556,542,027	$1,713,199,264

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$269,346	$12,091,695	$(14,725,970)	$8,735,601

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	9,300,000	4,000,000	23,500,000
Shares redeemed	(2,400,000)	(17,100,000)	(15,400,000)	(34,300,000)

Net decrease in shares outstanding	(1,200,000)	(7,800,000)	(11,400,000)	(10,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$18,850,062	$21,371,322	$(2,980,809)	$86,901,644
Net realized gain (loss)	58,794,376	(60,197,500)	(14,903,821)	(8,104,404)
Net change in unrealized appreciation/depreciation	75,151,877	635,977,653	64,821,192	293,449,652

Net increase in net assets resulting from operations	152,796,315	597,151,475	46,936,562	372,246,892

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,597,221)	(31,827,218)	(88,700,282)	(61,236,384)
Return of capital	—	(4,789,805)	—	—

Total distributions to shareholders	(21,597,221)	(36,617,023)	(88,700,282)	(61,236,384)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,725,934	805,031,141	83,481,959	504,845,705
Cost of shares redeemed	(767,139,988)	(549,508,621)	(319,187,913)	(679,782,864)

Net increase (decrease) in net assets from capital share transactions	(717,414,054)	255,522,520	(235,705,954)	(174,937,159)

INCREASE (DECREASE) IN NET ASSETS	(586,214,960)	816,056,972	(277,469,674)	136,073,349

NET ASSETS
Beginning of period	4,071,224,591	3,255,167,619	2,857,511,882	2,721,438,533

End of period	$3,485,009,631	$4,071,224,591	$2,580,042,208	$2,857,511,882

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,601,754)	$(13,854,595)	$(6,824,977)	$84,856,114

SHARES ISSUED AND REDEEMED
Shares sold	950,000	13,050,000	6,200,000	33,200,000
Shares redeemed	(14,700,000)	(9,450,000)	(26,000,000)	(49,000,000)

Net increase (decrease) in shares outstanding	(13,750,000)	3,600,000	(19,800,000)	(15,800,000)

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,254,430	$16,617,847
Net realized gain	7,119,952	84,255,527
Net change in unrealized appreciation/depreciation	30,289,054	9,058,953

Net increase in net assets resulting from operations	41,663,436	109,932,327

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,921,080)	(15,281,425)

Total distributions to shareholders	(5,921,080)	(15,281,425)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	109,822,023	335,427,814
Cost of shares redeemed	(130,987,443)	(317,542,787)

Net increase (decrease) in net assets from capital share transactions	(21,165,420)	17,885,027

INCREASE IN NET ASSETS	14,576,936	112,535,929

NET ASSETS
Beginning of period	632,839,734	520,303,805

End of period	$647,416,670	$632,839,734

Undistributed net investment income included in net assets at end of period	$1,610,653	$3,277,303

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	5,150,000
Shares redeemed	(2,300,000)	(5,050,000)

Net increase (decrease) in shares outstanding	(600,000)	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$24.18	$20.92	$20.33	$23.96	$27.62	$21.59

Income from investment operations:
Net investment income[a]	0.56	0.99	0.72	0.78	0.96	0.89
Net realized and unrealized gain (loss)[b]	0.01	3.33	0.69	(3.47)	(3.34)	6.24

Total from investment operations	0.57	4.32	1.41	(2.69)	(2.38)	7.13

Less distributions from:
Net investment income	(0.65)	(1.06)	(0.82)	(0.94)	(1.28)	(1.10)

Total distributions	(0.65)	(1.06)	(0.82)	(0.94)	(1.28)	(1.10)

Net asset value, end of period	$24.10	$24.18	$20.92	$20.33	$23.96	$27.62

Total return	2.75%[c]	20.54%	6.86%	(8.91)%	(9.25)%	33.97%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,916,482	$3,090,425	$2,196,817	$1,593,676	$1,059,092	$1,464,112
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	4.97%	3.95%	3.24%	4.92%	3.38%	3.46%
Portfolio turnover rate[e]	5%	9%	8%	14%	10%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$17.59	$16.02	$14.39	$15.87	$18.30	$14.20

Income from investment operations:
Net investment income[a]	0.21	0.42	0.42	0.52	0.45	0.47
Net realized and unrealized gain (loss)[b]	0.70	1.56	1.69	(1.46)	(2.25)	3.94

Total from investment operations	0.91	1.98	2.11	(0.94)	(1.80)	4.41

Less distributions from:
Net investment income	(0.17)	(0.41)	(0.48)	(0.54)	(0.63)	(0.31)

Total distributions	(0.17)	(0.41)	(0.48)	(0.54)	(0.63)	(0.31)

Net asset value, end of period	$18.33	$17.59	$16.02	$14.39	$15.87	$18.30

Total return	5.41%[c]	12.27%	14.85%	(4.77)%	(10.54)%	31.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,984,250	$1,607,982	$1,976,317	$1,951,777	$1,675,184	$1,445,309
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.52%
Ratio of net investment income to average net assets[d]	2.65%	2.25%	2.67%	4.29%	2.34%	2.92%
Portfolio turnover rate[e]	6%	15%	5%	9%	17%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Dec. 20, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$46.49	$40.74	$44.45	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.36	0.78	0.61	0.60	0.29
Net realized and unrealized gain (loss)[c]	(0.36)	5.87	(3.39)	1.29	(5.74)

Total from investment operations	0.00	6.65	(2.78)	1.89	(5.45)

Less distributions from:
Net investment income	(0.73)	(0.90)	(0.93)	(0.68)	(0.16)

Total distributions	(0.73)	(0.90)	(0.93)	(0.68)	(0.16)

Net asset value, end of period	$45.76	$46.49	$40.74	$44.45	$43.24

Total return	0.12%[d]	16.38%	(6.25)%	4.62%	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$54,912	$74,387	$36,664	$35,556	$34,594
Ratio of expenses to average net assets[e]	0.52%	0.51%	0.53%	0.56%	0.53%
Ratio of net investment income to average net assets[e]	1.62%	1.72%	1.46%	1.59%	0.93%
Portfolio turnover rate[f]	2%	10%	7%	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$13.92	$12.98	$9.79	$9.39	$10.97	$7.75

Income from investment operations:
Net investment income[a]	0.18	0.41	0.24	0.28	0.34	0.34
Net realized and unrealized gain (loss)[b]	1.05	0.92	3.20	0.40	(1.31)	3.08

Total from investment operations	1.23	1.33	3.44	0.68	(0.97)	3.42

Less distributions from:
Net investment income	(0.44)	(0.39)	(0.25)	(0.28)	(0.61)	(0.20)

Total distributions	(0.44)	(0.39)	(0.25)	(0.28)	(0.61)	(0.20)

Net asset value, end of period	$14.71	$13.92	$12.98	$9.79	$9.39	$10.97

Total return	9.31%[c]	10.19%	35.76%	8.00%	(9.86)%	44.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$955,738	$978,402	$794,142	$513,000	$473,091	$741,440
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.56%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	2.66%	2.84%	2.17%	3.45%	2.84%	3.21%
Portfolio turnover rate[e]	12%	49%	29%	52%	92%	87%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the years ended August 31, 2011, August 31, 2010, August 31, 2009, August 31, 2008 and August 31, 2007 would have been 4%, 14%, 10%, 12%, 16% and 3%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]
Net asset value, beginning of period	$44.47	$39.25	$36.85	$41.37	$48.31	$37.34

Income from investment operations:
Net investment income[b]	0.82	1.64	1.25	1.38	1.64	1.52
Net realized and unrealized gain (loss)[c]	0.46	5.31	2.52	(4.79)	(6.01)	11.18

Total from investment operations	1.28	6.95	3.77	(3.41)	(4.37)	12.70

Less distributions from:
Net investment income	(0.97)	(1.73)	(1.37)	(1.11)	(2.51)	(1.73)
Net realized gain	—	—	—	—	(0.06)	—

Total distributions	(0.97)	(1.73)	(1.37)	(1.11)	(2.57)	(1.73)

Net asset value, end of period	$44.78	$44.47	$39.25	$36.85	$41.37	$48.31

Total return	3.25%[d]	17.61%	10.27%	(7.23)%	(9.87)%	34.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,519,879	$3,548,867	$3,438,149	$3,382,554	$3,263,971	$3,536,295
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.01%	3.53%	3.09%	4.83%	3.35%	3.43%
Portfolio turnover rate[f]	4%	10%	7%	10%	14%	11%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$13.05	$12.17	$10.25	$11.44	$13.28	$9.11

Income from investment operations:
Net investment income[a]	0.08	0.45	0.32	0.32	0.47	0.47
Net realized and unrealized gain (loss)[b]	0.13	0.92	1.97	(1.16)	(1.67)	4.01

Total from investment operations	0.21	1.37	2.29	(0.84)	(1.20)	4.48

Less distributions from:
Net investment income	(0.28)	(0.49)	(0.37)	(0.35)	(0.64)	(0.31)

Total distributions	(0.28)	(0.49)	(0.37)	(0.35)	(0.64)	(0.31)

Net asset value, end of period	$12.98	$13.05	$12.17	$10.25	$11.44	$13.28

Total return	2.03%[c]	11.27%	22.68%	(5.87)%	(9.55)%	49.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,556,542	$1,713,199	$1,730,001	$1,294,039	$1,476,968	$1,669,210
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	1.33%	3.34%	2.80%	3.97%	3.56%	3.80%
Portfolio turnover rate[e]	1%	10%	9%	15%	16%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$56.74	$47.76	$42.01	$43.55	$63.60	$46.00

Income from investment operations:
Net investment income[a]	0.30	0.29	0.32	0.30	0.80	0.51
Net realized and unrealized gain (loss)[b]	3.42	9.19	5.82	(1.45)	(19.87)	17.42

Total from investment operations	3.72	9.48	6.14	(1.15)	(19.07)	17.93

Less distributions from:
Net investment income	(0.37)	(0.43)	(0.39)	(0.39)	(0.98)	(0.33)
Return of capital	—	(0.07)	—	—	—	—

Total distributions	(0.37)	(0.50)	(0.39)	(0.39)	(0.98)	(0.33)

Net asset value, end of period	$60.09	$56.74	$47.76	$42.01	$43.55	$63.60

Total return	6.69%[c]	19.76%	14.65%	(2.31)%	(30.35)%	39.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,485,010	$4,071,225	$3,255,168	$2,398,550	$1,985,763	$2,429,453
Ratio of expenses to average net assets[d,e]	0.60%	0.59%	0.61%	0.65%	0.63%	0.68%
Ratio of net investment income to average net assets[d]	1.12%	0.49%	0.67%	0.91%	1.35%	0.96%
Portfolio turnover rate[f]	3%	18%	14%	62%	42%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the years ended August 31, 2011, August 31, 2010, August 31, 2009, August 31, 2008 and August 31, 2007 would have been 2%, 6%, 6%, 8%, 15% and 6%, respectively. See Note 4.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$13.78	$12.19	$10.94	$13.13	$15.99	$12.57

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.39	0.23	0.30	0.54	0.38
Net realized and unrealized gain (loss)[b]	0.46	1.49	1.23	(1.89)	(3.01)	3.34

Total from investment operations	0.44	1.88	1.46	(1.59)	(2.47)	3.72

Less distributions from:
Net investment income	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)	(0.30)

Total distributions	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)	(0.30)

Net asset value, end of period	$13.75	$13.78	$12.19	$10.94	$13.13	$15.99

Total return	4.06%[c]	15.24%	13.30%	(9.67)%	(15.69)%	29.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,580,042	$2,857,512	$2,721,439	$3,035,331	$2,918,008	$2,769,764
Ratio of expenses to average net assets[d,e]	0.61%	0.59%	0.61%	0.65%	0.63%	0.68%
Ratio of net investment income (loss) to average net assets[d]	(0.25)%	2.64%	1.90%	3.18%	3.54%	2.61%
Portfolio turnover rate[f]	6%	23%	9%	52%	33%	35%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the years ended August 31, 2011, August 31, 2010, August 31, 2009, August 31, 2008 and August 31, 2007 would have been 3%, 8%, 4%, 14%, 11% and 12%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$66.27	$55.06	$36.87	$38.83	$50.03

Income from investment operations:
Net investment income[b]	0.52	1.65	1.44	1.17	0.32
Net realized and unrealized gain (loss)[c]	6.33	11.10	17.95	(1.88)	(11.52)

Total from investment operations	6.85	12.75	19.39	(0.71)	(11.20)

Less distributions from:
Net investment income	(0.78)	(1.54)	(1.20)	(1.25)	—

Total distributions	(0.78)	(1.54)	(1.20)	(1.25)	—

Net asset value, end of period	$72.34	$66.27	$55.06	$36.87	$38.83

Total return	10.59%[d]	23.33%	53.19%	(0.33)%	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$647,417	$632,840	$520,304	$94,021	$58,248
Ratio of expenses to average net assets[e,f]	0.60%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	1.71%	2.56%	3.22%	4.00%	1.68%
Portfolio turnover rate[g]	7%	22%	14%	15%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Australia	Non-diversified
Hong Kong	Non-diversified
Japan Small Cap	Diversified
Malaysia	Non-diversified
Pacific ex-Japan	Diversified

iShares MSCI Index Fund	Diversification Classification
Singapore	Non-diversified
South Korea	Non-diversified
Taiwan	Non-diversified
Thailand Investable Market	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Australia
Assets:
Common Stocks	$2,882,424,379	$—	$2,527	$2,882,426,906
Short-Term Investments	11,955,078	—	—	11,955,078

	$2,894,379,457	$—	$2,527	$2,894,381,984

Hong Kong
Assets:
Common Stocks	$1,982,396,481	$—	$—	$1,982,396,481
Short-Term Investments	158,130,301	—	—	158,130,301

	$2,140,526,782	$—	$—	$2,140,526,782

Japan Small Cap
Assets:
Common Stocks	$54,760,497	$—	$—	$54,760,497
Short-Term Investments	938,129	—	—	938,129

	$55,698,626	$—	$—	$55,698,626

Malaysia
Assets:
Common Stocks	$954,024,082	$—	$—	$954,024,082
Short-Term Investments	380,450	—	—	380,450

	$954,404,532	$—	$—	$954,404,532

Pacific ex-Japan
Assets:
Common Stocks	$3,490,571,107	$—	$3,612	$3,490,574,719
Short-Term Investments	94,099,786	—	—	94,099,786

	$3,584,670,893	$—	$3,612	$3,584,674,505

Singapore
Assets:
Common Stocks	$1,553,112,549	$—	$—	$1,553,112,549
Short-Term Investments	127,296,596	—	—	127,296,596

	$1,680,409,145	$—	$—	$1,680,409,145

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

South Korea
Assets:
Common Stocks	$3,347,249,308	$—	$—		$3,347,249,308
Preferred Stocks	105,762,568	—	—		105,762,568
Short-Term Investments	190,747,052	—	—		190,747,052

	$3,643,758,928	$—	$—		$3,643,758,928

Taiwan
Assets:
Common Stocks	$2,574,952,514	$—	$23		$2,574,952,537
Short-Term Investments	336,461,303	—	—		336,461,303

	$2,911,413,817	$—	$23		$2,911,413,840

Thailand Investable Market
Assets:
Common Stocks	$645,304,744	$—	$—		$645,304,744
Rights	—	—	0	[a]	0	[a]
Warrants	32,720	—	—		32,720
Short-Term Investments	514,089	—	—		514,089

	$645,851,553	$—	$0	[a]	$645,851,553

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$11,841
Hong Kong	289,715
Japan Small Cap	6,605
Pacific ex-Japan	196,875
Singapore	187,523
South Korea	636,662
Taiwan	1,749,969

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2012, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan Index Fund in the amount of $227,496, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income — affiliated” in the Fund’s Statement of Operations.

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$144,203,256	$160,176,517
Hong Kong	104,670,951	359,069,439
Japan Small Cap	1,456,920	1,921,676
Malaysia	112,324,674	194,279,293
Pacific ex-Japan	134,430,418	147,112,941
Singapore	17,883,150	36,659,132
South Korea	113,044,661	861,805,911
Taiwan	145,218,346	450,527,785
Thailand Investable Market	37,091,357	37,605,549

In-kind transactions (see Note 4) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$293,752,298	$435,238,311
Hong Kong	843,795,969	333,215,801
Japan Small Cap	4,210,481	21,456,291
Pacific ex-Japan	50,942,928	98,545,626
Singapore	47,614,910	169,314,746
Thailand Investable Market	109,516,273	129,974,921

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Australia	$596,240	$384,424	$—	$7,066	$529,868	$24,006,125	$23,348,244	$12,127,364	$60,999,331
Hong Kong	2,330,414	468,716	425,440	2,899,247	3,185,408	29,235,556	114,836,904	34,565,959	187,947,644
Japan Small Cap	—	—	—	—	—	131,718	541,322	203,697	876,737
Malaysia	—	—	—	774,158	1,127,892	40,223,530	—	—	42,125,580
Pacific ex-Japan	—	—	—	—	—	66,207,828	104,799,503	36,600,987	207,608,318
Singapore	4,256,421	2,558,348	—	—	807,115	15,680,510	132,420,824	11,588,528	167,311,746
South Korea	3,363,449	11,590,303	3,172,573	38,097,223	—	178,889,302	226,591,665	78,503,704	540,208,219
Taiwan	9,129,874	12,022,719	14,435,986	64,999,586	16,734,578	343,375,145	363,052,013	19,669,958	843,419,859
Thailand Investable Market	—	—	—	—	—	555,444	2,321,428	1,304,910	4,181,782

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,974,635,666	$141,776,171	$(222,029,853)	$(80,253,682)
Hong Kong	2,092,042,037	133,297,965	(84,813,220)	48,484,745
Japan Small Cap	58,109,541	3,173,385	(5,584,300)	(2,410,915)
Malaysia	527,646,092	467,677,520	(40,919,080)	426,758,440
Pacific ex-Japan	3,172,518,261	697,390,533	(285,234,289)	412,156,244
Singapore	1,606,074,278	180,858,972	(106,524,105)	74,334,867
South Korea	2,299,373,670	1,938,320,333	(593,935,075)	1,344,385,258
Taiwan	2,109,920,262	1,082,595,183	(281,101,605)	801,493,578
Thailand Investable Market	546,929,525	116,463,141	(17,541,113)	98,922,028

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Australia	$0.51742	$—	$0.13462	$0.65204	79%	—%	21%	100%
Japan Small Cap	0.54400	—	0.18542	0.72942	75	—	25	100
Malaysia	0.21068	—	0.23346	0.44414	47	—	53	100
Pacific ex-Japan	0.94622	—	0.02728	0.97350	97	—	3	100
Singapore	0.25353	—	0.02363	0.27716	91	—	9	100
South Korea	0.00541	—	0.36760	0.37301	1	—	99	100
Taiwan	0.31618	—	0.15664	0.47282	67	—	33	100
Thailand Investable Market	0.63918	—	0.14507	0.78425	82	—	18	100

SUPPLEMENTAL INFORMATION	77

Notes:

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-83-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Brazil Index Fund  |  EWZ  |  NYSE Arca

iShares MSCI Canada Index Fund  |  EWC  |  NYSE Arca

iShares MSCI Chile Investable Market Index Fund  |  ECH  |  NYSE Arca

iShares MSCI Israel Capped Investable Market Index Fund  |  EIS  |  NYSE Arca

iShares MSCI Mexico Investable Market Index Fund  |  EWW  |  NYSE Arca

iShares MSCI South Africa Index Fund  |  EZA  |  NYSE Arca

iShares MSCI Turkey Investable Market Index Fund  |  TUR  |  NYSE Arca

iShares MSCI USA Index Fund  |  EUSA  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.32)%	(4.74)%	(3.80)%	12.31%	12.28%	13.06%	21.11%	20.76%	22.77%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.32)%	(4.74)%	(3.80)%	78.71%	78.42%	84.74%	579.06%	559.59%	678.14%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Brazil Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil IndexSM (the “Index”). The Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 7.08%, net of fees, while the total return for the Index was 7.86%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	24.98%
Basic Materials	20.73
Energy	20.11
Consumer Non-Cyclical	15.31
Utilities	6.79
Communications	3.38
Consumer Cyclical	3.37
Diversified	2.71
Industrial	1.72
Technology	0.33
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Petroleo Brasileiro SA Preferred	10.06%
Vale SA Class A Preferred	8.55
Itau Unibanco Holding SA Preferred	8.25
Petroleo Brasileiro SA	7.56
Banco Bradesco SA Preferred	5.85
Companhia de Bebidas das Americas Preferred	4.99
Vale SA	3.25
Itausa — Investimentos Itau SA Preferred	2.71
BRF — Brasil Foods SA	2.38
BM&F Bovespa SA	2.19

TOTAL	55.79%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.33)%	(12.15)%	(11.11)%	4.59%	4.40%	4.84%	12.07%	11.94%	12.40%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.33)%	(12.15)%	(11.11)%	25.17%	24.02%	26.63%	212.44%	209.02%	221.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Canada Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada IndexSM (the “Index”). The Index consists of stocks traded primarily on the Toronto Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (1.14)%, net of fees, while the total return for the Index was (1.08)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	32.15%
Energy	27.19
Basic Materials	21.56
Industrial	5.59
Communications	4.60
Consumer Cyclical	3.08
Consumer Non-Cyclical	2.93
Utilities	1.29
Technology	1.18
Diversified	0.27
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Royal Bank of Canada	6.34%
Toronto-Dominion Bank (The)	5.78
Bank of Nova Scotia	4.60
Suncor Energy Inc.	4.44
Barrick Gold Corp.	3.75
Canadian Natural Resources Ltd.	3.19
Potash Corp. of Saskatchewan Inc.	3.12
Goldcorp Inc.	3.08
Bank of Montreal	2.94
Canadian National Railway Co.	2.69

TOTAL	39.93%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.32)%	(1.09)%	1.12%	9.19%	9.27%	10.13%	45.97%	46.42%	51.43%
Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 0.98%, net of fees, while the total return for the Index was 2.11%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Utilities	22.77%
Financial	17.56
Basic Materials	17.30
Consumer Non-Cyclical	13.38
Consumer Cyclical	10.60
Diversified	10.53
Industrial	3.63
Communications	2.92
Technology	1.25
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Empresas Copec SA	10.53%
Cencosud SA	7.91
Empresa Nacional de Electricidad SA	7.78
Sociedad Quimica y Minera de Chile SA Series B Preferred	7.74
Enersis SA	7.15
Banco Santander (Chile) SA	7.06
LAN Airlines SA	4.82
S.A.C.I. Falabella SA	4.80
Empresas CMPC SA	4.74
CAP SA	4.39

TOTAL	66.92%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.16)%	(26.39)%	(25.94)%	(2.73)%	(2.74)%	(2.02)%	(10.33)%	(10.35)%	(7.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (10.12)%, net of fees, while the total return for the Index was (10.08)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	32.63%
Consumer Non-Cyclical	29.04
Communications	13.42
Basic Materials	10.70
Technology	4.12
Industrial	3.79
Energy	3.39
Diversified	1.36
Consumer Cyclical	1.35
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Teva Pharmaceutical Industries Ltd.	24.47%
Israel Chemicals Ltd.	9.82
Bank Hapoalim Ltd.	7.13
Bank Leumi le-Israel	7.11
NICE Systems Ltd.	4.37
Bezeq The Israel Telecommunication Corp. Ltd.	4.13
Israel Corp. Ltd. (The)	2.90
Mellanox Technologies Ltd.	2.73
Israel Discount Bank Ltd. Class A	2.13
Mizrahi Tefahot Bank Ltd.	2.12

TOTAL	66.91%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.67)%	(1.46)%	(1.50)%	5.07%	5.11%	4.51%	16.04%	15.87%	15.36%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Ten Years Ended 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.67)%	(1.46)%	(1.50)%	28.07%	28.27%	24.70%	342.83%	336.11%	317.58%

Index performance reflects the performance of the MSCI Mexico IndexSM through November 30, 2007 and the MSCI Mexico Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Mexican Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 2.94%, net of fees, while the total return for the Index was 2.43%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Communications	27.69%
Consumer Cyclical	17.51
Consumer Non-Cyclical	17.36
Basic Materials	16.01
Industrial	9.58
Financial	7.87
Diversified	3.84
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

America Movil SAB de CV Series L	22.19%
Wal-Mart de Mexico SAB de CV Series V	11.32
Fomento Economico Mexicano SAB de CV BD Units	8.32
Grupo Mexico SAB de CV Series B	6.30
Grupo Televisa SAB CPO	4.62
Cemex SAB de CV CPO	4.23
Grupo Financiero Banorte SAB de CV Series O	3.99
Industrias Penoles SAB de CV	3.90
Grupo Elektra SA de CV	3.68
Grupo Modelo SAB de CV Series C	2.84

TOTAL	71.39%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.27%	3.76%	5.86%	7.85%	7.32%	8.82%	18.64%	18.42%	19.86%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.27%	3.76%	5.86%	45.94%	42.36%	52.61%	371.49%	363.58%	417.47%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI South Africa Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa IndexSM (the “Index”). The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 4.55%, net of fees, while the total return for the Index was 4.90%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Basic Materials	31.61%
Financial	23.06
Communications	19.93
Consumer Non-Cyclical	8.05
Diversified	7.18
Consumer Cyclical	6.93
Industrial	1.36
Energy	1.21
Technology	0.57
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

MTN Group Ltd.	10.49%
Sasol Ltd.	10.00
Naspers Ltd. Class N	7.37
Standard Bank Group Ltd.	6.02
AngloGold Ashanti Ltd.	5.69
Gold Fields Ltd.	3.93
Impala Platinum Holdings Ltd.	3.86
FirstRand Ltd.	3.08
Remgro Ltd.	2.64
Shoprite Holdings Ltd.	2.53

TOTAL	55.61%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.75)%	(10.08)%	(8.31)%	3.06%	2.75%	3.44%	12.60%	11.28%	14.20%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 10.04%, net of fees, while the total return for the Index was 10.26%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	40.33%
Consumer Non-Cyclical	12.95
Communications	11.05
Diversified	9.00
Consumer Cyclical	7.96
Basic Materials	6.66
Industrial	6.63
Energy	4.92
Utilities	0.40
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Turkiye Garanti Bankasi AS	12.68%
Akbank TAS	7.66
Turkcell Iletisim Hizmetleri AS	6.72
Turkiye Is Bankasi AS	5.96
Turkiye Petrol Rafinerileri AS	4.92
Anadolu Efes Biracilik ve Malt Sanayii AS	4.88
BIM Birlesik Magazalar AS	4.67
KOC Holding AS	4.00
Turk Telekomunikasyon AS	3.58
Haci Omer Sabanci Holding AS	3.51

TOTAL	58.58%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.22%	5.22%	5.36%	11.53%	11.55%	11.74%	21.99%	22.04%	22.39%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA IndexSM (the “Index”). The Index is a market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 13.22%, net of fees, while the total return for the Index was 13.36%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.36%
Technology	15.36
Financial	13.75
Energy	12.28
Industrial	10.62
Communications	10.35
Consumer Cyclical	9.26
Basic Materials	3.44
Utilities	3.30
Diversified	0.04
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Apple Inc.	3.93%
Exxon Mobil Corp.	3.23
Microsoft Corp.	1.87
International Business Machines Corp.	1.81
Chevron Corp.	1.69
General Electric Co.	1.57
Procter & Gamble Co. (The)	1.45
AT&T Inc.	1.41
Johnson & Johnson	1.38
Pfizer Inc.	1.26

TOTAL	19.60%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® , INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Brazil
Actual	$1,000.00	$1,070.80	0.61%	$3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07
Canada
Actual	1,000.00	988.60	0.52	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Chile Investable Market
Actual	1,000.00	1,009.80	0.60	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Israel Capped Investable Market
Actual	1,000.00	898.80	0.61	2.88
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Mexico Investable Market
Actual	$1,000.00	$1,029.40	0.52%	$2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
South Africa
Actual	1,000.00	1,045.50	0.61	3.10
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07
Turkey Investable Market
Actual	1,000.00	1,100.40	0.61	3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07
USA
Actual	1,000.00	1,132.20	0.15	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 46.08%

AEROSPACE & DEFENSE — 0.72%
Embraer SA	10,260,032	$76,265,046

		76,265,046
AGRICULTURE — 1.07%
Souza Cruz SA	7,555,500	112,805,984

		112,805,984
BANKS — 2.73%
Banco do Brasil SA	9,948,797	159,746,943
Banco Santander (Brasil) SA Units	12,057,641	129,189,011

		288,935,954
BUILDING MATERIALS — 0.29%
Duratex SA	5,452,000	30,426,086

		30,426,086
CHEMICALS — 1.25%
Ultrapar Participacoes SA	5,829,700	131,997,679

		131,997,679
COMMERCIAL SERVICES — 3.56%
Anhanguera Educacional Participacoes SA	2,142,000	28,074,878
CCR SA	15,600,900	124,299,854
Cielo SA	4,481,800	159,804,018
EcoRodovias Infraestrutura e Logistica SA	3,048,000	24,514,983
Localiza Rent A Car SA	2,141,300	39,443,691

		376,137,424
COSMETICS & PERSONAL CARE — 0.68%
Natura Cosmeticos SA	3,059,000	71,927,358

		71,927,358
DIVERSIFIED FINANCIAL SERVICES — 3.93%
BM&F Bovespa SA	34,632,700	231,085,786
CETIP SA — Mercados Organizados	3,364,902	62,530,119
Redecard SA	5,885,500	122,016,463

		415,632,368
ELECTRIC — 1.93%
Centrais Eletricas Brasileiras SA	4,851,099	52,624,001
CPFL Energia SA	3,670,800	58,984,341
EDP Energias do Brasil SA	1,223,600	29,843,902
Light SA	1,223,600	19,327,480

Security	Shares	Value

Tractebel Energia SA	2,447,200	$43,174,179

		203,953,903
ENGINEERING & CONSTRUCTION — 0.26%
Multiplan Empreendimentos Imobiliarios SA	1,223,600	27,712,195

		27,712,195
FOOD — 3.28%
BRF — Brasil Foods SA	12,063,050	251,488,673
Cosan SA Industria e Comercio	2,141,390	38,239,107
JBS SAa	13,459,622	57,058,793

		346,786,573
FOREST PRODUCTS & PAPER — 0.30%
Fibria Celulose SA	3,556,626	32,117,035

		32,117,035
HEALTH CARE — SERVICES — 0.60%
Amil Participacoes SA	2,099,900	24,145,192
Diagnosticos da America SA	4,255,400	39,539,140

		63,684,332
HOME BUILDERS — 0.71%
Brookfield Incorporacoes SA	4,134,614	15,606,847
MRV Engenharia e Participacoes SA	5,151,547	41,433,755
Rossi Residencial SA	3,048,000	18,213,659

		75,254,261
INSURANCE — 0.76%
Odontoprev SA	1,529,500	26,557,520
Porto Seguro SA	2,447,000	30,551,975
SulAmerica SA Units	2,142,000	23,509,756

		80,619,251
IRON & STEEL — 7.22%
Companhia Siderurgica Nacional SA	13,265,054	134,884,492
MMX Mineracao e Metalicos SAa	4,282,600	23,974,602
Usinas Siderurgicas de Minas Gerais SA	3,348,500	29,945,935
Vale SA	13,597,100	343,875,554
Vale SA SP ADR	9,159,328	230,265,506

		762,946,089
OIL & GAS — 10.06%
HRT Participacoes em Petroleo SAa	91,800	36,357,491
OGX Petroleo e Gas Participacoes SAa	23,071,200	227,764,460

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2012

Security	Shares	Value

Petroleo Brasileiro SA	53,532,544	$798,946,795

		1,063,068,746
PHARMACEUTICALS — 0.30%
Hypermarcas SA	4,851,000	31,494,878

		31,494,878
REAL ESTATE — 2.16%
BR Malls Participacoes SA	7,035,700	89,927,850
Cyrela Brazil Realty SA	5,184,100	52,142,051
PDG Realty SA Empreendimentos e Participacoes	20,189,400	86,057,024

		228,126,925
RETAIL — 1.00%
Lojas Renner SA	2,141,300	81,299,764
Raia Drogasil SA	2,491,300	24,189,626

		105,489,390
SOFTWARE — 0.33%
Totvs SA	1,871,800	34,653,301

		34,653,301
TELECOMMUNICATIONS — 1.00%
Tele Norte Leste Participacoes SA	1,223,638	16,450,186
Tim Participacoes SA	14,683,290	88,594,299

		105,044,485
TEXTILES — 0.62%
Companhia Hering SA	2,447,200	65,642,374

		65,642,374
TRANSPORTATION — 0.45%
ALL — America Latina Logistica SA	8,151,100	47,098,400

		47,098,400
WATER — 0.87%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,447,200	92,160,813

		92,160,813

TOTAL COMMON STOCKS
(Cost: $3,287,678,814)		4,869,980,850

PREFERRED STOCKS — 53.35%
AIRLINES — 0.49%
GOL Linhas Aereas Inteligentes SA	1,835,900	15,981,499
TAM SA	1,529,500	35,528,455

		51,509,954

Security	Shares	Value

BANKS — 14.54%
Banco Bradesco SA	34,091,515	$617,685,986
Banco do Estado do Rio Grande do Sul SA Class B	3,949,510	46,926,234
Itau Unibanco Holding SA	40,811,600	872,164,274

		1,536,776,494
BEVERAGES — 4.99%
Companhia de Bebidas das Americas	13,153,732	527,829,780

		527,829,780
CHEMICALS — 0.23%
Braskem SA Class A	2,747,536	24,858,659

		24,858,659
ELECTRIC — 3.99%
AES Tiete SA	1,835,900	27,133,366
Centrais Eletricas Brasileiras SA Class B	4,282,651	64,961,001
Companhia de Transmissao de Energia Electrica Paulista	671,480	22,554,241
Companhia Energetica de Minas Gerais	7,035,735	160,857,658
Companhia Energetica de Sao Paulo Class B	3,059,070	66,812,789
Companhia Paranaense de Energia Class B	1,835,400	46,076,854
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,529,520	32,837,604

		421,233,513
FOOD — 0.82%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,881,564	86,975,897

		86,975,897
FOREST PRODUCTS & PAPER — 0.52%
Klabin SA	7,850,600	38,933,870
Suzano Papel e Celulose SA Class A	3,348,507	15,984,162

		54,918,032
HOLDING COMPANIES — DIVERSIFIED — 3.56%
Bradespar SA	4,282,600	90,053,976
Itausa — Investimentos Itau SA	41,057,380	286,114,146

		376,168,122

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 29, 2012

Security	Shares	Value

IRON & STEEL — 11.20%
Gerdau SA	15,363,146	$160,144,292
Metalurgica Gerdau SA	4,851,090	64,371,316
Usinas Siderurgicas de Minas Gerais SA Class A	8,156,500	55,181,896
Vale SA Class A	36,632,200	904,104,820

		1,183,802,324
OIL & GAS — 10.06%
Petroleo Brasileiro SA	75,281,178	1,062,767,385

		1,062,767,385
RETAIL — 0.56%
Lojas Americanas SA	5,528,939	58,757,017

		58,757,017
TELECOMMUNICATIONS — 2.39%
Oi SA	4,851,015	32,678,150
Tele Norte Leste Participacoes SA	4,550,539	49,257,867
Telefonica Brasil SA	5,200,374	155,226,030
Telemar Norte Leste SA Class A	612,400	15,295,775

		252,457,822

TOTAL PREFERRED STOCKS
(Cost: $3,167,402,094)		5,638,054,999

RIGHTS — 0.00%
BUILDING MATERIALS — 0.00%
Duratex SAa	8,019	34,227

		34,227

TOTAL RIGHTS
(Cost: $0)		34,227

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	479,511	479,511

		479,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $479,511)		479,511

Value

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $6,455,560,419)	$10,508,549,587
Other Assets, Less Liabilities — 0.57%	60,391,066

NET ASSETS — 100.00%	$10,568,940,653

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.84%
AEROSPACE & DEFENSE — 0.22%
CAE Inc.	967,091	$10,466,714

		10,466,714
APPAREL — 0.23%
Gildan Activewear Inc.	434,745	10,915,523

		10,915,523
AUTO PARTS & EQUIPMENT — 0.80%
Magna International Inc. Class A	800,811	38,318,922

		38,318,922
BANKS — 23.08%
Bank of Montreal	2,401,357	141,601,923
Bank of Nova Scotia	4,094,206	221,763,430
Canadian Imperial Bank of Commerce	1,505,356	117,209,759
National Bank of Canada	602,731	47,168,390
Royal Bank of Canada	5,405,073	305,553,038
Toronto-Dominion Bank (The)	3,391,597	278,331,677

		1,111,628,217
CHEMICALS — 4.17%
Agrium Inc.	592,822	50,666,284
Potash Corp. of Saskatchewan Inc.	3,218,493	150,410,917

		201,077,201
COMMERCIAL SERVICES — 0.18%
Ritchie Bros. Auctioneers Inc.[a]	358,184	8,778,681

		8,778,681
COMPUTERS — 0.90%
CGI Group Inc. Class Ab	853,962	18,363,282
Research In Motion Ltd.[b]	1,771,493	25,233,816

		43,597,098
DIVERSIFIED FINANCIAL SERVICES — 0.95%
CI Financial Corp.	589,069	13,157,539
IGM Financial Inc.	435,294	20,192,479
TMX Group Inc.	282,071	12,371,661

		45,721,679
ELECTRIC — 0.84%
Fortis Inc.	703,035	23,297,693
TransAlta Corp.	800,396	16,975,757

		40,273,450

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.45%
SNC-Lavalin Group Inc.	566,854	$21,524,280

		21,524,280
FOOD — 1.57%
Empire Co. Ltd. Class A	108,455	6,275,293
George Weston Ltd.	194,052	12,577,572
Loblaw Companies Ltd.	424,276	14,955,950
Metro Inc. Class A	378,000	19,672,349
Saputo Inc.	527,620	21,984,390

		75,465,554
FOREST PRODUCTS & PAPER — 0.00%
Sino-Forest Corp. Class Aa,b,c	978,594	99

		99
GAS — 0.45%
Canadian Utilities Ltd. Class A	327,428	21,920,506

		21,920,506
HAND & MACHINE TOOLS — 0.39%
Finning International Inc.	644,669	18,823,981

		18,823,981
HOLDING COMPANIES — DIVERSIFIED — 0.27%
Onex Corp.	347,235	12,814,856

		12,814,856
INSURANCE — 5.97%
Fairfax Financial Holdings Ltd.	74,630	30,988,555
Great-West Lifeco Inc.	1,070,459	25,029,363
Industrial Alliance Insurance and Financial Services Inc.	339,272	9,293,425
Intact Financial Corp.	486,820	29,655,515
Manulife Financial Corp.	6,736,286	84,669,496
Power Corp. of Canada	1,312,705	33,319,077
Power Financial Corp.	931,234	25,990,784
Sun Life Financial Inc.	2,196,300	48,499,442

		287,445,657
MANUFACTURING — 0.54%
Bombardier Inc. Class B	5,405,281	26,067,399

		26,067,399
MEDIA — 1.45%
Shaw Communications Inc. Class B	1,409,044	29,054,961
Thomson Reuters Corp.	1,399,236	40,785,893

		69,840,854

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2012

Security	Shares	Value

MINING — 17.39%
Agnico-Eagle Mines Ltd.	641,452	$23,425,583
Barrick Gold Corp.	3,758,202	180,631,791
Cameco Corp.	1,483,222	36,593,020
Centerra Gold Inc.	621,093	12,548,607
Eldorado Gold Corp.	2,535,914	38,928,900
First Quantum Minerals Ltd.	1,789,793	41,140,072
Franco-Nevada Corp.	489,469	21,726,570
Goldcorp Inc.	3,041,903	148,149,740
IAMGOLD Corp.	1,409,523	21,408,664
Inmet Mining Corp.	195,411	13,328,302
Ivanhoe Mines Ltd.[a,b]	1,110,561	19,359,696
Kinross Gold Corp.	4,278,423	47,564,579
New Gold Inc.[b]	1,606,062	18,849,766
Osisko Mining Corp.[b]	1,299,664	16,546,816
Pan American Silver Corp.	377,564	9,487,496
Silver Wheaton Corp.	1,328,181	51,080,254
Teck Resources Ltd. Class B	2,185,100	87,896,504
Yamana Gold Inc.	2,801,979	48,873,546

		837,539,906
OIL & GAS — 22.15%
ARC Resources Ltd.	1,082,226	28,073,379
Athabasca Oil Sands Corp.[b]	1,125,777	14,035,780
Baytex Energy Corp.	440,909	25,614,308
Bonavista Energy Corp.	537,003	12,539,793
Canadian Natural Resources Ltd.	4,114,137	153,421,242
Canadian Oil Sands Ltd.	1,820,432	43,674,103
Cenovus Energy Inc.	2,831,420	110,560,346
Crescent Point Energy Corp.	1,075,290	51,147,100
Encana Corp.	2,763,307	56,559,489
Enerplus Corp.	731,461	17,778,747
Husky Energy Inc.	1,259,506	34,181,020
Imperial Oil Ltd.	1,114,811	53,524,963
MEG Energy Corp.[b]	472,290	20,868,126
Nexen Inc.	1,981,389	40,575,274
Niko Resources Ltd.	174,544	8,284,616
Pacific Rubiales Energy Corp.	969,573	28,281,468
Pengrowth Energy Corp.	1,349,052	13,819,925
Penn West Petroleum Ltd.	1,773,429	38,909,387
Precision Drilling Corp.[b]	881,539	10,722,206
Progress Energy Resources Corp.	694,947	7,641,277
Suncor Energy Inc.	5,915,936	213,945,520

Security	Shares	Value

Talisman Energy Inc.	3,874,961	$53,504,716
Tourmaline Oil Corp.[b]	472,587	12,340,665
Vermilion Energy Inc.	342,412	16,912,883

		1,066,916,333
PHARMACEUTICALS — 1.18%
Valeant Pharmaceuticals International Inc.[b]	1,063,992	56,680,705

		56,680,705
PIPELINES — 5.04%
Enbridge Inc.	2,781,846	107,777,292
Pembina Pipeline Corp.[a]	630,177	17,959,357
TransCanada Corp.	2,642,535	116,894,512

		242,631,161
REAL ESTATE — 1.71%
Brookfield Asset Management Inc. Class A	2,103,191	66,024,332
Brookfield Office Properties Inc.	946,423	16,517,601

		82,541,933
REAL ESTATE INVESTMENT TRUSTS — 0.43%
H&R Real Estate Investment Trust[a]	306,494	7,350,006
RioCan Real Estate Investment Trust	493,785	13,596,070

		20,946,076
RETAIL — 2.06%
Alimentation Couche-Tard Inc. Class B	447,860	13,863,903
Canadian Tire Corp. Ltd. Class A	293,159	18,700,625
Shoppers Drug Mart Corp.	807,305	34,449,494
Tim Hortons Inc.	595,048	32,297,341

		99,311,363
SOFTWARE — 0.27%
Open Text Corp.[b]	215,461	13,203,945

		13,203,945
TELECOMMUNICATIONS — 3.15%
BCE Inc.	963,979	39,676,845
Bell Aliant Inc.	281,760	7,875,377
Rogers Communications Inc. Class B	1,507,038	58,035,384
TELUS Corp.	222,420	13,002,633
TELUS Corp. NVS	562,154	32,914,789

		151,505,028
TRANSPORTATION — 4.00%
Canadian National Railway Co.	1,671,480	129,380,817
Canadian Pacific Railway Ltd.	638,102	48,031,760

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 29, 2012

Security	Shares	Value

Viterra Inc.	1,396,705	$15,173,099

		192,585,676

TOTAL COMMON STOCKS
(Cost: $5,025,148,502)		4,808,542,797

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	41,601,059	41,601,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	3,076,689	3,076,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	4,516	4,516

		44,682,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,682,264)		44,682,264

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $5,069,830,766)		4,853,225,061
Other Assets, Less Liabilities — (0.77)%		(37,267,663)

NET ASSETS — 100.00%		$4,815,957,398

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 92.20%

AIRLINES — 4.82%
LAN Airlines SA	1,247,523	$34,072,777

		34,072,777
APPAREL — 0.42%
Forus SA	872,213	2,946,174

		2,946,174
BANKS — 15.80%
Banco de Chile	171,157,852	27,301,034
Banco de Credito e Inversiones	310,486	20,410,764
Banco Santander (Chile) SA	632,408,293	49,922,807
CorpBanca SA	1,003,081,421	14,142,695

		111,777,300
BEVERAGES — 3.83%
Compania Cervecerias Unidas SA	1,087,850	15,674,703
Vina Concha y Toro SA	5,160,259	11,400,772

		27,075,475
BUILDING MATERIALS — 0.59%
SalfaCorp SA	1,430,924	4,167,163

		4,167,163
COMPUTERS — 1.25%
Sonda SA	3,039,069	8,866,908

		8,866,908
ELECTRIC — 21.77%
AES Gener SA	23,614,182	14,318,683
Colbun SA	67,573,828	19,750,832
E.CL SA	5,068,927	14,278,817
Empresa Nacional de Electricidad SA	31,186,435	55,002,831
Enersis SA	124,216,455	50,582,722

		153,933,885
ENGINEERING & CONSTRUCTION — 0.98%
Besalco SA	2,656,659	4,910,609
Socovesa SA	4,333,944	2,054,467

		6,965,076
FOOD — 9.12%
AquaChile SAa	3,590,437	3,042,514
Cencosud SA	8,620,501	55,952,372
Compania Pesquera Camanchaca SAa	16,990,245	1,451,752

Security	Shares	Value

Empresas Iansa SA	28,391,679	$2,252,509
Multiexport Foods SA	6,313,419	1,805,827

		64,504,974
FOREST PRODUCTS & PAPER — 5.18%
Empresas CMPC SA	7,619,005	33,518,221
Masisa SA	28,574,719	3,093,410

		36,611,631
HEALTH CARE — SERVICES — 0.43%
Cruz Blanca Salud SAa	2,799,245	3,064,286

		3,064,286
HOLDING COMPANIES — DIVERSIFIED — 11.00%
Empresas Copec SA	4,354,029	74,464,245
Norte Grande SA	268,890,151	3,323,003

		77,787,248
IRON & STEEL — 4.39%
CAP SA	721,838	31,025,789

		31,025,789
LODGING — 0.24%
Enjoy SAa	8,164,332	1,709,641

		1,709,641
METAL FABRICATE & HARDWARE — 0.38%
Madeco SAa	53,760,777	2,690,281

		2,690,281
REAL ESTATE — 1.28%
Parque Arauco SA	4,227,282	8,248,929
PAZ Corp. SA	1,514,213	825,808

		9,074,737
RETAIL — 5.12%
Empresas Hites SA	1,485,799	1,071,411
La Polar SA	2,698,371	1,203,802
S.A.C.I. Falabella SA	3,410,197	33,975,403

		36,250,616
TELECOMMUNICATIONS — 2.92%
Empresa Nacional de Telecomunicaciones SA	1,030,214	20,640,368

		20,640,368
TRANSPORTATION — 1.68%
Compania SudAmericana de Vapores SA	50,426,125	11,853,714

		11,853,714

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

WATER — 1.00%
Inversiones Aguas Metropolitanas SA	4,322,830	$7,055,064

		7,055,064

TOTAL COMMON STOCKS
(Cost: $481,772,853)		652,073,107

PREFERRED STOCKS — 7.74%
CHEMICALS — 7.74%
Sociedad Quimica y Minera de Chile SA Series B	917,449	54,721,739

		54,721,739

TOTAL PREFERRED STOCKS
(Cost: $35,332,730)		54,721,739

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	629,248	629,248

		629,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $629,248)		629,248

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $517,734,831)		707,424,094
Other Assets, Less Liabilities — (0.03)%		(239,538)

NET ASSETS — 100.00%		$707,184,556

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.87%
Elbit Systems Ltd.	48,645	$1,786,709

		1,786,709
BANKS — 19.12%
Bank Hapoalim Ltd.	2,101,135	6,815,995
Bank Leumi le-Israel	2,341,211	6,795,014
First International Bank of Israel Ltd.[a,b]	46,201	442,404
Israel Discount Bank Ltd. Class Aa	1,619,198	2,037,585
Mizrahi Tefahot Bank Ltd.	256,197	2,025,152
Union Bank of Israel[a,b]	52,640	149,574

		18,265,724
BIOTECHNOLOGY — 0.26%
Clal Biotechnology Industries Ltd.[a,b]	73,555	247,569

		247,569
CHEMICALS — 10.55%
Frutarom[b]	73,696	698,855
Israel Chemicals Ltd.	883,130	9,377,958

		10,076,813
COMMERCIAL SERVICES — 0.46%
Nitsba Holdings (1995) Ltd.[a,b]	55,977	443,369

		443,369
COMPUTERS — 0.39%
MATRIX IT Ltd.[b]	79,054	373,891

		373,891
ELECTRONICS — 0.60%
Elron Electronic Industries Ltd.[a,b]	30,597	129,640
Ituran Location and Control Ltd.[b]	31,960	439,505

		569,145
ENERGY — ALTERNATE SOURCES — 0.56%
Ormat Industries Ltd.[b]	120,978	530,846

		530,846
ENGINEERING & CONSTRUCTION — 1.04%
Electra (Israel) Ltd.[b]	3,384	293,930
Shikun & Binui Ltd.[b]	403,636	694,772

		988,702
FOOD — 3.13%
Alon Holdings Blue Square — Israel Ltd.[b]	40,326	144,378
Osem Investment Ltd.[b]	74,119	1,071,671
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[b]	11,327	397,138

Security	Shares	Value

Shufersal Ltd.[b]	172,067	$603,744
Strauss Group Ltd.[a,b]	71,111	777,725

		2,994,656
FOREST PRODUCTS & PAPER — 0.15%
Hadera Paper Ltd.[a]	3,854	146,455

		146,455
HEALTH CARE — PRODUCTS — 0.71%
Given Imaging Ltd.[a,b]	34,733	682,289

		682,289
HOLDING COMPANIES — DIVERSIFIED — 6.63%
Clal Industries and Investments Ltd.[b]	123,610	504,751
Delek Group Ltd. (The)	9,024	1,633,341
Discount Investment Corp. Ltd.[b]	48,974	278,833
Elco Holdings Ltd.[a,b]	14,006	82,265
FIBI Holdings Ltd.[a,b]	14,570	169,882
Granite Hacarmel Investments Ltd.[b]	70,030	83,786
Israel Corp. Ltd. (The)	4,606	2,768,784
Israel Land Development Co. Ltd. (The)[b]	15,698	108,831
Koor Industries Ltd.[a,b]	22,654	347,226
Mivtach Shamir Holdings Ltd.[a]	14,910	351,404

		6,329,103
HOME BUILDERS — 0.45%
Bayside Land Corp. Ltd.[b]	1,598	316,109
Property & Building Corp. Ltd.[b]	2,773	109,855

		425,964
INSURANCE — 2.73%
Clal Insurance Enterprises Holdings Ltd.[b]	38,916	524,342
Harel Insurance Investments & Financial Services Ltd.[b]	21,902	697,152
Menorah Mivtachim Holdings Ltd.[a,b]	50,525	351,217
Migdal Insurance & Financial Holdings Ltd.[b]	587,171	778,074
Phoenix Holdings Ltd.[b]	110,874	260,401

		2,611,186
INTERNET — 0.11%
Internet Gold-Golden Lines Ltd.[a,b]	12,549	101,489

		101,489
MANUFACTURING — 0.29%
FMS Enterprises Migun Ltd.[b]	6,533	91,708
Plasson Industries Ltd.[b]	7,661	184,980

		276,688

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

MEDIA — 0.49%
Hot Telecommunication Systems Ltd.[b]	42,535	$469,814

		469,814
OIL & GAS — 2.84%
Jerusalem Oil Exploration Ltd.[a,b]	15,557	272,847
Naphtha Israel Petroleum Corp. Ltd.[a,b]	54,380	195,991
Oil Refineries Ltd.[a,b]	1,773,122	968,673
Paz Oil Co. Ltd.[b]	9,682	1,274,268

		2,711,779
PHARMACEUTICALS — 24.47%
Teva Pharmaceutical Industries Ltd.	521,042	23,373,589

		23,373,589
REAL ESTATE — 5.51%
Africa Israel Investments Ltd.[a]	119,145	396,912
Africa Israel Properties Ltd.[a,b]	17,767	149,896
Airport City Ltd.[a,b]	75,106	321,208
AL-ROV (Israel) Ltd.[a,b]	7,661	160,554
Alony Hetz Properties & Investments Ltd.[b]	138,133	636,482
Alrov Properties and Lodgings Ltd.[b]	8,554	147,896
Amot Investments Ltd.[b]	161,069	398,508
British Israel Investments Ltd.[b]	112,048	409,174
Delek Real Estate Ltd.[a]	1	—
Electra Real Estate Ltd.[a]	1	1
Gazit Globe Ltd.[b]	142,880	1,410,544
Industrial Buildings Corp. Ltd.[a,b]	212,299	305,890
Jerusalem Economy Ltd.[b]	46,107	295,475
Melisron Ltd.[b]	23,501	411,981
Norstar Holdings Inc.[b]	11,562	216,834

		5,261,355
RETAIL — 0.72%
Delek Automotive Systems Ltd.[b]	77,268	552,462
Golf & Co. Ltd.[b]	35,297	136,281

		688,743
SEMICONDUCTORS — 3.07%
Mellanox Technologies Ltd.[a,b]	67,445	2,604,034
Tower Semiconductor Ltd.[a,b]	468,261	332,696

		2,936,730
SOFTWARE — 0.65%
Retalix Ltd.[a,b]	35,532	621,769

		621,769
TELECOMMUNICATIONS — 12.82%
012 Smile.Communications Ltd.[a,b]	18,988	202,740

Security	Shares	Value

AudioCodes Ltd.[a,b]	64,108	$220,526
Bezeq The Israel Telecommunication Corp. Ltd.	2,380,973	3,940,703
Cellcom Israel Ltd.	121,542	1,650,493
Ceragon Networks Ltd.[a,b]	55,131	502,220
Gilat Satellite Networks Ltd.[a,b]	51,870	195,599
NICE Systems Ltd.[a,b]	122,482	4,177,605
Partner Communications Co. Ltd.	184,005	1,355,095

		12,244,981
TEXTILES — 0.18%
Avgol Industries 1953 Ltd.[a,b]	230,488	175,723

		175,723

TOTAL COMMON STOCKS
(Cost: $127,670,910)		95,335,081

SHORT-TERM INVESTMENTS — 8.64%

MONEY MARKET FUNDS — 8.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	7,640,613	7,640,613
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	565,077	565,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	45,006	45,006

		8,250,696

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,250,696)		8,250,696

TOTAL INVESTMENTS IN SECURITIES — 108.44%
(Cost: $135,921,606)		103,585,777
Other Assets, Less Liabilities — (8.44)%		(8,059,949)

NET ASSETS — 100.00%		$95,525,828

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AIRLINES — 0.03%
Grupo Aeromexico SAB de CVa	223,000	$415,646

		415,646
BANKS — 7.34%
Compartamos SAB de CV	10,324,900	11,624,140
Grupo Financiero Banorte SAB de CV Series O	12,934,000	53,129,460
Grupo Financiero Inbursa SAB de CV Series O	16,858,800	32,964,981

		97,718,581
BEVERAGES — 13.68%
Arca Continental SAB de CV	3,634,978	16,915,202
Coca-Cola FEMSA SAB de CV Series L	1,672,500	16,623,660
Fomento Economico Mexicano SAB de CV BD Units	15,007,908	110,847,666
Grupo Modelo SAB de CV Series C	5,753,456	37,807,590

		182,194,118
BUILDING MATERIALS — 5.40%
Cemex SAB de CV CPO[a]	73,300,195	56,276,761
Corporacion Geo SAB de CV Series Ba,b	3,679,960	5,290,994
Desarrolladora Homex SAB de CVa,b	1,516,430	4,576,381
Urbi Desarrollos Urbanos SAB de CVa	4,928,300	5,756,523

		71,900,659
CHEMICALS — 1.78%
Mexichem SAB de CV	6,556,231	23,742,983

		23,742,983
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Bolsa Mexicana de Valores SAB de CVb	3,657,200	7,151,133

		7,151,133
ENGINEERING & CONSTRUCTION — 3.62%
Empresas ICA SAB de CVa,b	4,504,674	8,308,140
Grupo Aeroportuario del Centro Norte SAB de CVb	1,895,500	3,998,326
Grupo Aeroportuario del Pacifico SAB de CV Series Bb	5,552,700	20,859,797
Grupo Aeroportuario del Sureste SAB de CV Series B	468,300	3,241,725
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	146,435	10,079,121

Security	Shares	Value

Promotora y Operadora Infraestructura SAB de CVa,b	379,100	$1,719,369

		48,206,478
FOOD — 3.02%
Gruma SAB de CV Series Ba	2,118,569	5,204,287
Grupo Bimbo SAB de CV Series A	15,186,300	34,384,524
Grupo Herdez SAB de CVb	312,200	640,974

		40,229,785
FOREST PRODUCTS & PAPER — 2.13%
Kimberly-Clark de Mexico SAB de CV Series A	5,106,700	28,367,228

		28,367,228
HOLDING COMPANIES — DIVERSIFIED — 3.84%
Alfa SAB de CV Series A	2,497,600	33,496,603
Grupo Carso SAB de CV Series A1	5,664,230	17,691,724

		51,188,327
HOME BUILDERS — 0.21%
Consorcio ARA SAB de CVb	8,830,800	2,823,812

		2,823,812
IRON & STEEL — 0.23%
Compania Minera Autlan SAB de CV Series Bb	356,800	403,372
Grupo Simec SAB de CV Series Ba	981,200	2,697,236

		3,100,608
MACHINERY — 0.56%
Industrias CH SAB de CV Series Ba,b	1,850,900	7,455,406

		7,455,406
MEDIA — 5.16%
Grupo Televisa SAB CPO	14,338,999	61,580,174
TV Azteca SAB de CV CPO[b]	11,573,700	7,175,594

		68,755,768
MINING — 11.87%
Grupo Mexico SAB de CV Series B	26,515,715	83,938,963
Industrias Penoles SAB de CV	1,041,410	51,898,295
Minera Frisco SAB de CV Series A1[a]	5,084,430	22,193,325

		158,030,583

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

PHARMACEUTICALS — 0.66%
Genomma Lab Internacional SAB de CV Series Ba,b	4,571,500	$8,738,765

		8,738,765
RETAIL — 17.26%
Alsea SAB de CVb	4,705,345	6,158,280
Controladora Comercial Mexicana SAB de CV BC Units[a,b]	6,110,200	11,011,306
El Puerto de Liverpool SA de CV Series C1	1,427,200	11,418,269
Grupo Elektra SA de CVb	559,730	49,017,128
Grupo Famsa SAB de CV Series Aa,b	1,739,415	1,524,478
Wal-Mart de Mexico SAB de CV Series V	48,123,400	150,760,693

		229,890,154
TELECOMMUNICATIONS — 22.53%
America Movil SAB de CV Series L	244,608,770	295,469,723
Axtel SAB de CV CPO[a,b]	11,922,600	3,998,902
Telefonos de Mexico SAB de CV Series Lb	728,700	575,417

		300,044,042

TOTAL COMMON STOCKS
(Cost: $1,418,580,423)		1,329,954,076

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	23,926,721	23,926,721
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,769,548	1,769,548
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	462,857	462,857

		26,159,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,159,126)		26,159,126

Value

TOTAL INVESTMENTS IN SECURITIES — 101.83%
(Cost: $1,444,739,549)	$1,356,113,202
Other Assets, Less Liabilities — (1.83)%	(24,320,842)

NET ASSETS — 100.00%	$1,331,792,360

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

BANKS — 12.68%
Absa Group Ltd.	582,723	$12,475,413
FirstRand Ltd.	5,720,439	18,350,983
Nedbank Group Ltd.	411,706	8,875,480
Standard Bank Group Ltd.	2,416,578	35,861,703

		75,563,579
BUILDING MATERIALS — 0.76%
Pretoria Portland Cement Co. Ltd.	1,069,405	4,535,878

		4,535,878
CHEMICALS — 10.00%
Sasol Ltd.	1,109,898	59,567,893

		59,567,893
COAL — 1.21%
Exxaro Resources Ltd.	254,367	7,204,026

		7,204,026
DIVERSIFIED FINANCIAL SERVICES — 2.83%
African Bank Investments Ltd.	1,467,107	7,737,058
Investec Ltd.	475,552	3,144,304
RMB Holdings Ltd.	1,430,779	6,001,429

		16,882,791
ENGINEERING & CONSTRUCTION — 0.60%
Aveng Ltd.	735,886	3,575,619

		3,575,619
FOOD — 5.37%
Shoprite Holdings Ltd.	827,162	15,099,464
SPAR Group Ltd. (The)	348,284	5,387,739
Tiger Brands Ltd.	328,705	11,493,336

		31,980,539
FOREST PRODUCTS & PAPER — 0.65%
Sappi Ltd.[a]	1,088,787	3,856,687

		3,856,687
HEALTH CARE — PRODUCTS — 1.41%
Aspen Pharmacare Holdings Ltd.[a]	575,168	8,387,963

		8,387,963
HEALTH CARE — SERVICES — 1.27%
Life Healthcare Group Holdings Ltd.	1,478,874	4,317,402
Netcare Ltd.	1,757,383	3,243,405

		7,560,807

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 7.73%
Barloworld Ltd.	420,986	$5,039,830
Bidvest Group Ltd.	631,139	14,893,633
Imperial Holdings Ltd.	361,796	7,157,056
Remgro Ltd.	878,744	15,701,377
RMI Holdings	1,505,785	3,233,814

		46,025,710
HOME FURNISHINGS — 1.37%
Steinhoff International Holdings Ltd.[a,b]	2,256,697	8,132,978

		8,132,978
INSURANCE — 4.56%
Discovery Holdings Ltd.	599,870	3,938,907
Liberty Holdings Ltd.	232,072	2,784,789
MMI Holdings Ltd.	2,133,878	5,464,872
Sanlam Ltd.	3,622,347	15,004,380

		27,192,948
IRON & STEEL — 2.63%
ArcelorMittal South Africa Ltd.	361,463	3,163,323
Kumba Iron Ore Ltd.	163,315	12,511,566

		15,674,889
MEDIA — 7.37%
Naspers Ltd. Class N	784,720	43,913,648

		43,913,648
MINING — 18.34%
African Rainbow Minerals Ltd.	216,006	5,537,723
Anglo American Platinum Ltd.	133,565	10,614,278
AngloGold Ashanti Ltd.	775,234	33,895,026
Gold Fields Ltd.	1,468,740	23,420,353
Harmony Gold Mining Co. Ltd.	786,006	10,444,631
Impala Platinum Holdings Ltd.	1,025,521	23,001,337
Northam Platinum Ltd.	503,898	2,331,396

		109,244,744
OFFICE & BUSINESS EQUIPMENT — 0.57%
Reunert Ltd.	363,439	3,400,137

		3,400,137
REAL ESTATE — 2.43%
Growthpoint Properties Ltd.	3,278,476	9,043,070
Redefine Properties Ltd.	5,183,871	5,462,053

		14,505,123

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 29, 2012

Security	Shares	Value

RETAIL — 5.56%
Foschini Group Ltd. (The)	414,394	$6,574,504
Massmart Holdings Ltd.	218,841	5,166,859
Pick’n Pay Stores Ltd.	438,209	2,533,309
Truworths International Ltd.	886,403	9,616,917
Woolworths Holdings Ltd.	1,525,023	9,235,864

		33,127,453
TELECOMMUNICATIONS — 12.56%
MTN Group Ltd.	3,440,796	62,486,873
Telkom South Africa Ltd.	527,850	1,830,775
Vodacom Group Ltd.	754,536	10,482,199

		74,799,847

TOTAL COMMON STOCKS (Cost: $567,513,968)		595,133,259

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	7,112,173	7,112,173
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	525,995	525,995
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	73,985	73,985

		7,712,153

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,712,153)		7,712,153

TOTAL INVESTMENTS IN SECURITIES — 101.19% (Cost: $575,226,121)		602,845,412
Other Assets, Less Liabilities — (1.19)%		(7,096,021)

NET ASSETS — 100.00%		$595,749,391

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 0.40%
Aselsan Elektronik Sanayi ve TAS	324,669	$1,755,421

		1,755,421
AIRLINES — 1.16%
Turk Hava Yollari AOa	3,335,159	5,081,201

		5,081,201
AUTO MANUFACTURERS — 1.28%
Ford Otomotiv Sanayi AS	487,465	4,592,800
Otokar Otomotiv Ve Savunma Sanayi ASb	58,742	1,019,435

		5,612,235
AUTO PARTS & EQUIPMENT — 0.17%
Goodyear Lastikleri Turk AS	24,704	742,839

		742,839
BANKS — 35.97%
Akbank TAS[b]	8,328,371	33,486,162
Albaraka Turk Katilim Bankasi ASb	1,318,115	1,487,263
Asya Katilim Bankasi ASa	3,433,992	3,579,636
Sekerbank TAS[b]	2,445,315	1,414,570
Turkiye Garanti Bankasi AS	14,574,529	55,428,204
Turkiye Halk Bankasi AS	2,169,052	14,970,117
Turkiye Is Bankasi AS	10,930,983	26,044,783
Turkiye Vakiflar Bankasi TAO Class D	5,202,393	9,237,045
Yapi ve Kredi Bankasi ASa	6,034,067	11,543,162

		157,190,942
BEVERAGES — 6.18%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,405,548	21,333,384
Coca-Cola Icecek AS	440,484	5,676,503

		27,009,887
BUILDING MATERIALS — 2.14%
Adana Cimento Sanayii TAS Class A	400,633	851,312
Afyon Cimento Sanayi TAS	4,928	258,262
Akcansa Cimento Sanayi ve TAS	334,545	1,513,735
Baticim Bati Anodolu Cimento Sanayii AS	247,661	885,137
Bolu Cimento Sanayii AS	488,976	420,094
Bursa Cimento Fabrikasi AS	369,787	1,008,154
Cimsa Cimento Sanayi ve TAS	283,207	1,401,477

Security	Shares	Value

Goltas Goller Bolgesi Cimento Sanayi ve TAS	19,873	$645,948
Konya Cimento Sanayii AS	6,799	1,102,046
Mardin Cimento Sanayii ve TAS	344,354	1,254,384

		9,340,549
CHEMICALS — 0.98%
Aksa Akrilik Kimya Sanayii ASb	574,118	1,581,665
Bagfas Bandirma Gubre Fabrikalari AS	12,290	1,182,577
Gubre Fabrikalari TAS[a]	146,022	999,437
Soda Sanayii AS	266,198	500,088

		4,263,767
COMMERCIAL SERVICES — 0.61%
Ihlas Holding ASa,b	4,644,517	2,660,166

		2,660,166
DISTRIBUTION & WHOLESALE — 0.37%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari AS	124,366	1,599,139

		1,599,143
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Is Finansal Fabrikasi ASa,b	938,186	585,711
Is Yatirim Menkul Degerler AS	534,188	495,653
Turkiye Sinai Kalkinma Bankasi AS	2,493,897	3,113,889

		4,195,253
ELECTRIC — 0.40%
Akenerji Elektrik Uretim ASa,b	787,862	988,240
Zorlu Enerji Elektrik Uretim ASa,b	784,065	763,430

		1,751,670
ENGINEERING & CONSTRUCTION — 3.33%
Alarko Holding AS	468,347	976,422
Enka Insaat ve Sanayi AS	2,252,424	6,437,524
TAV Havalimanlari Holding ASa	1,136,435	5,845,062
Torunlar Gayrimenkul Yatirim Ortakligi ASb	469,592	1,274,874

		14,533,882
ENTERTAINMENT — 0.39%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa	80,160	316,792
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	26,054	686,437
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa	3,755	351,638

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS[a]	42,084	$356,736

		1,711,603
FOOD — 5.55%
BIM Birlesik Magazalar AS	579,528	20,413,513
Pinar Sut Mamulleri Sanayii AS	125,751	1,249,623
Tat Konserve Sanayii ASa	422,919	586,193
Ulker Biskuvi Sanayi AS	649,630	2,024,106

		24,273,435
FOREST PRODUCTS & PAPER — 0.48%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	357,714	530,645
Ipek Dogal Enerji Kaynaklari Ve Uretim AS New[a,b]	357,714	524,498
Kartonsan Karton Sanayi ve TAS	5,875	706,635
Tire Kutu Ve Kagit Sanayii ASa	533,966	333,356

		2,095,134
HOLDING COMPANIES — DIVERSIFIED — 9.13%
Akfen Holding ASa	305,109	1,695,098
Dogan Sirketler Grubu Holding ASa,b	5,934,346	2,447,223
Eczacibasi Yatirim Holding Ortakligi ASb	217,768	592,456
Haci Omer Sabanci Holding AS	3,540,400	15,330,006
KOC Holding AS	4,190,478	17,472,827
Yazicilar Holding ASb	332,163	2,368,584

		39,906,194
HOME FURNISHINGS — 1.78%
Arcelik AS	1,409,198	6,489,276
Vestel Beyaz Esya Sanayi ve TAS	457,413	531,830
Vestel Elektronik Sanayi ve TAS[a]	581,208	742,344

		7,763,450
HOUSEWARES — 1.50%
Anadolu Cam Sanayii AS	604,947	1,067,177
Turkiye Sise ve Cam Fabrikalari AS	2,710,442	5,511,079

		6,578,256
INSURANCE — 0.98%
Aksigorta ASa,b	853,537	889,738
Anadolu Anonim Turk Sigorta Sirketi[b]	1,566,779	798,667
Anadolu Hayat Emeklilik AS	417,080	893,427
Yapi Kredi Sigorta ASb	193,264	1,704,668

		4,286,500

Security	Shares	Value

IRON & STEEL — 3.01%
Eregli Demir ve Celik Fabrikalari TAS	3,728,220	$8,754,949
Izmir Demir Celik Sanayi ASa	419,337	924,681
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	1,294,250	904,370
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	633,598	558,860
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	3,949,717	2,013,373

		13,156,233
LODGING — 0.36%
Net Holding ASa,b	1,640,147	1,578,194

		1,578,194
MANUFACTURING — 0.46%
Trakya Cam Sanayii AS	1,250,997	1,991,909

		1,991,909
MEDIA — 0.44%
Dogan Yayin Holding ASa,b	3,493,808	1,380,754
Hurriyet Gazetecilik ve Matbaacilik ASa,b	934,866	530,094

		1,910,848
METAL FABRICATE & HARDWARE — 0.20%
Borusan Mannesmann Boru Sanayi ve TAS[a]	59,279	869,179

		869,179
MINING — 2.20%
Koza Altin Isletmeleri AS	317,968	6,319,476
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	663,825	1,102,605
Koza Anadolu Metal Madencilik Isletmeleri AS New[a,b]	677,853	1,118,140
Park Elektrik Uretim Madencilik Sanayi ve TAS[a,b]	416,164	1,070,235

		9,610,456
OIL & GAS — 4.92%
Turkiye Petrol Rafinerileri AS	869,020	21,502,142

		21,502,142
PHARMACEUTICALS — 0.61%
Deva Holding ASa,b	267,294	315,373
EIS Eczacibasi Ilac Sanayi ve TAS[b]	1,148,960	1,283,239
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,084,925	1,075,014

		2,673,626

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

REAL ESTATE — 1.32%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,339,161	$5,765,831

		5,765,831
REAL ESTATE INVESTMENT TRUSTS — 0.96%
Akmerkez Gayrimenkul Yatirim Ortakligi ASa,b	143,233	1,546,403
Is Gayrimenkul Yatirim Ortakligi AS	2,305,435	1,597,741
Sinpas Gayrimenkul Yatirim Ortakligi ASb	1,467,429	1,059,000

		4,203,144
RETAIL — 0.55%
Boyner Buyuk Magazacilik ASa,b	215,451	387,477
Dogus Otomotiv Servis ve TAS[a]	538,078	1,291,301
Turcas Petrolculuk ASb	468,024	731,812

		2,410,590
TELECOMMUNICATIONS — 10.61%
Nortel Networks Netas Telekomunikasyon ASb	15,867	1,340,464
Turk Telekomunikasyon AS	3,643,697	15,652,067
Turkcell Iletisim Hizmetleri ASa	5,344,158	29,384,528

		46,377,059
TEXTILES — 0.39%
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	69,973	1,078,080
Polyester Sanayi ASa	748,828	643,341

		1,721,421
TRANSPORTATION — 0.11%
Celebi Hava Servisi ASb	41,747	486,584

		486,584

TOTAL COMMON STOCKS (Cost: $540,780,229)		436,608,743

SHORT-TERM INVESTMENTS — 9.80%

MONEY MARKET FUNDS — 9.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	39,791,672	39,791,672
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	2,942,872	2,942,872

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[c,d]
0.02%[c,d]	89,264	$89,264

		42,823,808

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,823,808)		42,823,808

TOTAL INVESTMENTS IN SECURITIES — 109.70% (Cost: $583,604,037)		479,432,551
Other Assets, Less Liabilities — (9.70)%		(42,399,767)

NET ASSETS — 100.00%		$437,032,784

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.76%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)	4,698	$55,061
Omnicom Group Inc.	2,783	137,591

		192,652
AEROSPACE & DEFENSE — 1.84%
Boeing Co. (The)	7,049	528,322
General Dynamics Corp.	3,004	219,983
Goodrich Corp.	1,236	155,699
L-3 Communications Holdings Inc.	985	69,196
Lockheed Martin Corp.	2,823	249,581
Northrop Grumman Corp.	2,460	147,133
Raytheon Co.	3,528	178,235
Rockwell Collins Inc.	1,516	89,884
United Technologies Corp.	8,578	719,437

		2,357,470
AGRICULTURE — 2.11%
Altria Group Inc.	20,531	617,983
Archer-Daniels-Midland Co.	6,735	210,132
Bunge Ltd.	1,478	99,499
Lorillard Inc.	1,382	181,153
Philip Morris International Inc.	17,401	1,453,331
Reynolds American Inc.	3,415	143,191

		2,705,289
AIRLINES — 0.04%
Delta Air Lines Inc.[a]	2,132	20,915
Southwest Airlines Co.	1,946	17,475
United Continental Holdings Inc.[a]	783	16,169

		54,559
APPAREL — 0.65%
Coach Inc.	2,871	214,866
Nike Inc. Class B	3,555	383,656
Ralph Lauren Corp.	610	105,975
VF Corp.	870	127,063

		831,560
AUTO MANUFACTURERS — 0.62%
Ford Motor Co.	35,346	437,584
General Motors Co.[a]	7,783	202,514
PACCAR Inc.	3,243	149,210

		789,308

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.35%
Autoliv Inc.	892	$59,407
BorgWarner Inc.[a]	1,094	90,627
Goodyear Tire & Rubber Co. (The)[a]	2,449	31,494
Johnson Controls Inc.	6,764	220,709
TRW Automotive Holdings Corp.[a]	1,044	47,753

		449,990
BANKS — 6.36%
Bank of America Corp.	101,249	806,954
Bank of New York Mellon Corp. (The)	12,128	268,150
BB&T Corp.	6,960	203,580
Capital One Financial Corp.	4,948	250,369
CIT Group Inc.[a]	1,889	76,901
Citigroup Inc.	29,213	973,377
Comerica Inc.	2,000	59,380
Fifth Third Bancorp	9,149	124,518
Goldman Sachs Group Inc. (The)	4,661	536,668
J.P. Morgan Chase & Co.	37,958	1,489,472
KeyCorp	9,433	76,407
M&T Bank Corp.	1,130	92,231
Morgan Stanley	14,418	267,310
Northern Trust Corp.	2,186	97,080
PNC Financial Services Group Inc. (The)[b]	5,252	312,599
Regions Financial Corp.	12,701	73,158
State Street Corp.	4,900	206,927
SunTrust Banks Inc.	5,350	122,836
U.S. Bancorp	19,063	560,452
Wells Fargo & Co.	50,070	1,566,690

		8,165,059
BEVERAGES — 2.35%
Beam Inc.	1,391	76,616
Brown-Forman Corp. Class B NVS	832	67,933
Coca-Cola Co. (The)	20,428	1,427,100
Coca-Cola Enterprises Inc.	3,182	91,960
Constellation Brands Inc. Class Aa	1,826	39,880
Dr Pepper Snapple Group Inc.	2,143	81,541
Green Mountain Coffee Roasters Inc.[a]	1,304	84,721
Molson Coors Brewing Co. Class B NVS	1,576	69,250
Monster Beverage Corp.[a]	1,512	86,471
PepsiCo Inc.	15,629	983,689

		3,009,161

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

BIOTECHNOLOGY — 1.45%
Alexion Pharmaceuticals Inc.[a]	1,839	$153,980
Amgen Inc.	7,897	536,601
Biogen Idec Inc.[a]	2,296	267,415
Celgene Corp.[a]	4,558	334,215
Gilead Sciences Inc.[a]	7,483	340,477
Illumina Inc.[a,c]	1,245	63,806
Life Technologies Corp.[a]	1,768	83,644
Vertex Pharmaceuticals Inc.[a]	2,074	80,720

		1,860,858
BUILDING MATERIALS — 0.06%
Martin Marietta Materials Inc.	448	38,470
Masco Corp.	3,568	42,388

		80,858
CHEMICALS — 2.37%
Air Products and Chemicals Inc.	2,089	188,511
Airgas Inc.	711	58,537
Celanese Corp. Series A	1,544	73,448
CF Industries Holdings Inc.	709	131,874
Dow Chemical Co. (The)	11,796	395,284
E.I. du Pont de Nemours and Co.	9,222	468,939
Eastman Chemical Co.	1,364	73,833
Ecolab Inc.	2,986	179,160
FMC Corp.	707	69,972
International Flavors & Fragrances Inc.	783	44,654
LyondellBasell Industries NV Class A	2,852	123,149
Monsanto Co.	5,341	413,287
Mosaic Co. (The)	3,045	175,849
PPG Industries Inc.	1,565	142,806
Praxair Inc.	2,989	325,801
Sherwin-Williams Co. (The)	892	92,010
Sigma-Aldrich Corp.	1,217	87,368

		3,044,482
COAL — 0.22%
Alpha Natural Resources Inc.[a]	2,205	40,925
Arch Coal Inc.	2,088	28,334
CONSOL Energy Inc.	2,262	81,025
Peabody Energy Corp.	2,697	94,071
Walter Energy Inc.	625	40,519

		284,874

Security	Shares	Value

COMMERCIAL SERVICES — 1.70%
Alliance Data Systems Corp.[a,c]	510	$61,894
Apollo Group Inc. Class Aa	1,160	49,462
Automatic Data Processing Inc.	4,840	262,909
Equifax Inc.	1,184	49,775
H&R Block Inc.	3,006	48,998
Hertz Global Holdings Inc.[a]	2,691	38,481
Iron Mountain Inc.	1,739	53,996
Manpower Inc.	807	34,758
MasterCard Inc. Class A	1,089	457,380
Moody’s Corp.	2,028	78,301
Paychex Inc.	3,218	100,724
Quanta Services Inc.[a]	2,048	42,803
Robert Half International Inc.	1,353	38,466
SAIC Inc.[a]	2,674	32,676
SEI Investments Co.	1,392	27,492
Total System Services Inc.	1,653	36,168
Verisk Analytics Inc. Class Aa	1,332	57,942
Visa Inc. Class A	5,206	605,822
Western Union Co.	6,190	108,139

		2,186,186
COMPUTERS — 7.82%
Accenture PLC Class A	6,375	379,567
Apple Inc.[a]	9,286	5,037,098
Cognizant Technology Solutions Corp. Class Aa	3,026	214,695
Computer Sciences Corp.	1,518	48,212
Dell Inc.[a]	16,129	279,032
EMC Corp.[a]	20,441	566,011
Hewlett-Packard Co.	19,839	502,125
IHS Inc. Class Aa	435	41,138
International Business Machines Corp.	11,834	2,328,103
NetApp Inc.[a]	3,671	157,853
SanDisk Corp.[a]	2,376	117,517
Seagate Technology PLC	4,176	109,662
Synopsys Inc.[a]	1,392	42,414
Teradata Corp.[a]	1,653	110,007
Western Digital Corp.[a]	2,356	92,473

		10,025,907
COSMETICS & PERSONAL CARE — 1.97%
Avon Products Inc.	4,316	80,666
Colgate-Palmolive Co.	4,836	450,619

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

Estee Lauder Companies Inc. (The) Class A	2,330	$136,398
Procter & Gamble Co. (The)	27,497	1,856,597

		2,524,280
DISTRIBUTION & WHOLESALE — 0.37%
Arrow Electronics Inc.[a]	1,080	43,362
Fastenal Co.	2,784	146,661
Fossil Inc.[a,c]	531	64,772
Genuine Parts Co.	1,546	96,903
W.W. Grainger Inc.	596	123,807

		475,505
DIVERSIFIED FINANCIAL SERVICES — 1.75%
American Express Co.	10,636	562,538
Ameriprise Financial Inc.	2,366	131,928
BlackRock Inc.[b]	1,039	206,761
Charles Schwab Corp. (The)	10,751	149,224
CME Group Inc.	629	182,089
Discover Financial Services	5,455	163,704
Eaton Vance Corp.	1,166	33,592
Franklin Resources Inc.	1,542	181,786
IntercontinentalExchange Inc.[a,c]	727	100,297
Invesco Ltd.	4,538	112,406
Legg Mason Inc.	1,312	35,936
NASDAQ OMX Group Inc. (The)[a]	1,217	32,056
NYSE Euronext Inc.	2,593	77,194
SLM Corp.	5,157	81,274
T. Rowe Price Group Inc.	2,523	155,392
TD Ameritrade Holding Corp.	2,174	40,589

		2,246,766
ELECTRIC — 3.03%
AES Corp. (The)[a]	6,510	88,276
Alliant Energy Corp.	1,111	47,373
Ameren Corp.	2,414	77,417
American Electric Power Co. Inc.	4,819	181,243
Calpine Corp.[a]	3,167	48,487
Consolidated Edison Inc.	2,926	170,001
Constellation Energy Group Inc.	1,913	69,365
Dominion Resources Inc.	5,696	287,477
DTE Energy Co.	1,703	91,945
Duke Energy Corp.	13,294	278,110
Edison International	3,072	128,625

Security	Shares	Value

Entergy Corp.	1,758	$117,135
Exelon Corp.	6,632	259,112
FirstEnergy Corp.	4,173	184,822
Integrys Energy Group Inc.	802	41,728
MDU Resources Group Inc.	1,853	40,210
NextEra Energy Inc.	4,016	238,992
Northeast Utilities	1,769	63,507
NRG Energy Inc.[a]	2,290	39,159
NSTAR	1,066	49,995
Pepco Holdings Inc.	2,299	44,693
PG&E Corp.	4,067	169,512
Pinnacle West Capital Corp.	1,092	51,357
PPL Corp.	5,781	165,047
Progress Energy Inc.	2,957	156,958
Public Service Enterprise Group Inc.	5,045	155,285
SCANA Corp.	1,241	55,845
Southern Co. (The)	8,619	380,874
Wisconsin Energy Corp.	2,322	79,134
Xcel Energy Inc.	4,851	128,503

		3,890,187
ELECTRICAL COMPONENTS & EQUIPMENT — 0.39%
AMETEK Inc.	1,589	75,636
Emerson Electric Co.	7,362	370,382
Energizer Holdings Inc.[a]	673	51,451

		497,469
ELECTRONICS — 1.22%
Agilent Technologies Inc.[a]	3,455	150,707
Amphenol Corp. Class A	1,715	95,972
Avnet Inc.[a]	1,457	52,073
Flextronics International Ltd.[a]	7,164	50,506
FLIR Systems Inc.	1,546	40,459
Garmin Ltd.	1,131	53,372
Honeywell International Inc.	7,326	436,410
TE Connectivity Ltd.	4,262	155,776
Thermo Fisher Scientific Inc.[a]	3,786	214,363
Tyco International Ltd.	4,610	238,890
Waters Corp.[a]	924	82,790

		1,571,318
ENGINEERING & CONSTRUCTION — 0.20%
Fluor Corp.	1,740	105,235
Jacobs Engineering Group Inc.[a]	1,267	58,561
KBR Inc.	1,566	56,877

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

URS Corp.[a]	783	$34,178

		254,851
ENTERTAINMENT — 0.05%
Dolby Laboratories Inc. Class Aa	522	19,873
International Game Technology	2,921	43,873

		63,746
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.	2,958	88,237
Stericycle Inc.[a]	829	71,932
Waste Management Inc.	4,362	152,583

		312,752
FOOD — 1.83%
Campbell Soup Co.	1,913	63,741
ConAgra Foods Inc.	4,087	107,284
General Mills Inc.	6,430	246,333
H.J. Heinz Co.	3,199	168,619
Hershey Co. (The)	1,652	100,276
Hormel Foods Corp.	1,427	40,627
J.M. Smucker Co. (The)	1,131	85,187
Kellogg Co.	2,502	130,980
Kraft Foods Inc. Class A	16,742	637,368
Kroger Co. (The)	5,655	134,532
McCormick & Co. Inc. NVS	1,192	60,136
Ralcorp Holdings Inc.[a]	534	39,836
Safeway Inc.	3,410	73,145
Sara Lee Corp.	5,558	112,550
Sysco Corp.	5,864	172,519
Tyson Foods Inc. Class A	2,980	56,352
Whole Foods Market Inc.	1,523	122,967

		2,352,452
FOREST PRODUCTS & PAPER — 0.15%
International Paper Co.	4,131	145,205
MeadWestvaco Corp.	1,686	51,052

		196,257
GAS — 0.22%
CenterPoint Energy Inc.	4,001	77,980
NiSource Inc.	2,776	66,624
Sempra Energy	2,280	135,067

		279,671

Security	Shares	Value

HAND & MACHINE TOOLS — 0.10%
Stanley Black & Decker Inc.	1,605	$123,264

		123,264
HEALTH CARE — PRODUCTS — 1.80%
Baxter International Inc.	5,614	326,342
Becton, Dickinson and Co.	2,122	161,739
Boston Scientific Corp.[a]	14,961	93,057
C.R. Bard Inc.	843	78,922
CareFusion Corp.[a]	2,219	57,272
Covidien PLC	4,822	251,949
Edwards Lifesciences Corp.[a,c]	1,131	82,710
Henry Schein Inc.[a]	915	67,728
Hologic Inc.[a]	2,610	54,105
Hospira Inc.[a,c]	1,653	58,880
Intuitive Surgical Inc.[a]	393	201,067
Medtronic Inc.	10,526	401,251
St. Jude Medical Inc.	3,174	133,689
Stryker Corp.	2,851	152,928
Varian Medical Systems Inc.[a]	1,119	73,015
Zimmer Holdings Inc.[a]	1,896	115,182

		2,309,836
HEALTH CARE — SERVICES — 1.28%
Aetna Inc.	3,701	173,059
Cigna Corp.	2,824	124,567
Covance Inc.[a]	609	29,067
Coventry Health Care Inc.[a,c]	1,419	46,387
DaVita Inc.[a]	927	80,232
HCA Holdings Inc.	1,717	45,792
Humana Inc.	1,619	141,015
Laboratory Corp. of America Holdings[a,c]	985	88,542
Quest Diagnostics Inc.	1,566	90,906
UnitedHealth Group Inc.	10,655	594,016
WellPoint Inc.	3,449	226,358

		1,639,941
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Leucadia National Corp.	2,041	58,148

		58,148
HOME BUILDERS — 0.06%
D.R. Horton Inc.	2,784	39,922
Toll Brothers Inc.[a]	1,504	35,284

		75,206

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

HOME FURNISHINGS — 0.04%
Whirlpool Corp.	765	$57,811

		57,811
HOUSEHOLD PRODUCTS & WARES — 0.37%
Avery Dennison Corp.	990	30,195
Church & Dwight Co. Inc.	1,414	67,504
Clorox Co. (The)	1,305	88,231
Kimberly-Clark Corp.	3,929	286,346

		472,276
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.	2,870	52,521

		52,521
INSURANCE — 3.17%
ACE Ltd.	3,341	239,583
Aflac Inc.	4,647	219,571
Allstate Corp. (The)	5,076	159,539
American International Group Inc.[a]	4,741	138,532
Aon Corp.	2,893	135,421
Arch Capital Group Ltd.[a]	1,360	50,388
Assurant Inc.	923	39,200
Axis Capital Holdings Ltd.	1,264	38,994
Berkshire Hathaway Inc. Class Ba	9,057	710,522
Chubb Corp. (The)	2,775	188,589
Cincinnati Financial Corp.	1,511	53,142
Everest Re Group Ltd.	534	46,912
Fidelity National Financial Inc. Class A	2,088	36,039
Genworth Financial Inc. Class Aa	4,877	44,332
Hartford Financial Services Group Inc. (The)	4,281	88,660
Lincoln National Corp.	3,066	76,159
Loews Corp.	3,187	124,739
Marsh & McLennan Companies Inc.	5,347	166,826
MetLife Inc.	10,528	405,854
PartnerRe Ltd.	641	40,665
Principal Financial Group Inc.	3,063	84,723
Progressive Corp. (The)	5,916	126,721
Prudential Financial Inc.	4,731	289,348
RenaissanceRe Holdings Ltd.[c]	521	37,491
Torchmark Corp.	1,044	50,571
Travelers Companies Inc. (The)	4,121	238,894
Unum Group	2,946	67,905
W.R. Berkley Corp.	1,160	41,470

Security	Shares	Value

Willis Group Holdings PLC	1,653	$59,310
XL Group PLC	3,142	65,354

		4,065,454
INTERNET — 2.82%
Amazon.com Inc.[a]	3,633	652,814
eBay Inc.[a]	11,595	414,405
Expedia Inc.	946	32,211
F5 Networks Inc.[a]	793	99,093
Google Inc. Class Aa,c	2,558	1,581,483
Liberty Interactive Corp. Series Aa	5,656	106,107
Netflix Inc.[a]	521	57,690
Priceline.com Inc.[a]	496	311,002
Symantec Corp.[a]	7,309	130,393
VeriSign Inc.	1,566	57,864
Yahoo! Inc.[a]	11,785	174,772

		3,617,834
IRON & STEEL — 0.24%
Allegheny Technologies Inc.	1,009	44,265
Cliffs Natural Resources Inc.	1,424	90,395
Nucor Corp.	3,154	137,294
United States Steel Corp.[c]	1,448	39,414

		311,368
LEISURE TIME — 0.22%
Carnival Corp.	4,446	134,669
Harley-Davidson Inc.	2,329	108,485
Royal Caribbean Cruises Ltd.	1,414	40,285

		283,439
LODGING — 0.43%
Las Vegas Sands Corp.[a]	3,661	203,588
Marriott International Inc. Class A	2,705	95,433
MGM Resorts International[a]	3,381	46,556
Starwood Hotels & Resorts Worldwide Inc.	1,952	105,213
Wynn Resorts Ltd.	804	95,306

		546,096
MACHINERY — 1.37%
AGCO Corp.[a]	976	50,391
Caterpillar Inc.	6,453	736,997
Cummins Inc.	1,827	220,281
Deere & Co.	4,126	342,169
Flowserve Corp.	552	65,451

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

Joy Global Inc.	1,055	$91,743
Rockwell Automation Inc.	1,419	113,492
Roper Industries Inc.	946	86,578
Xylem Inc.	1,739	45,179

		1,752,281
MANUFACTURING — 3.15%
3M Co.	6,644	582,014
Cooper Industries PLC	1,578	96,605
Danaher Corp.	5,786	305,674
Dover Corp.	1,827	116,965
Eaton Corp.	3,194	166,695
General Electric Co.	105,402	2,007,908
Illinois Tool Works Inc.	4,405	245,314
Ingersoll-Rand PLC	3,268	130,328
Leggett & Platt Inc.	1,392	31,501
Pall Corp.	1,148	72,841
Parker Hannifin Corp.	1,504	135,074
Pentair Inc.	1,013	39,000
SPX Corp.	505	36,936
Textron Inc.	2,768	76,148

		4,043,003
MEDIA — 3.17%
Cablevision NY Group Class A	2,001	28,474
CBS Corp. Class B NVS	6,062	181,254
Comcast Corp. Class A	20,775	610,369
Comcast Corp. Class A Special	6,412	183,319
DIRECTV Class Aa	6,986	323,592
Discovery Communications Inc. Series Aa	1,398	65,217
Discovery Communications Inc. Series Ca	1,201	52,195
DISH Network Corp. Class A	2,032	59,273
Liberty Global Inc. Series Aa,c	1,454	72,962
Liberty Global Inc. Series Ca	1,156	55,430
Liberty Media Corp. Series Aa,c	1,085	97,531
McGraw-Hill Companies Inc. (The)	2,979	138,643
News Corp. Class A NVS	18,096	359,568
News Corp. Class B	4,308	87,409
Nielsen Holdings NVa	848	25,008
Scripps Networks Interactive Inc. Class A	870	39,324
Sirius XM Radio Inc.[a]	37,214	84,104
Time Warner Cable Inc.	3,218	255,316

Security	Shares	Value

Time Warner Inc.	9,964	$370,760
Viacom Inc. Class B NVS	4,991	237,671
Walt Disney Co. (The)	17,021	714,712
Washington Post Co. (The) Class B	49	19,301

		4,061,432
METAL FABRICATE & HARDWARE — 0.19%
Precision Castparts Corp.	1,434	240,095

		240,095
MINING — 0.67%
Alcoa Inc.	10,603	107,833
Freeport-McMoRan Copper & Gold Inc.	9,463	402,745
Newmont Mining Corp.	4,947	293,852
Vulcan Materials Co.	1,288	57,393

		861,823
OFFICE & BUSINESS EQUIPMENT — 0.12%
Pitney Bowes Inc.	1,920	34,810
Xerox Corp.	13,832	113,837

		148,647
OIL & GAS — 9.61%
Anadarko Petroleum Corp.	4,953	416,646
Apache Corp.	3,822	412,508
Cabot Oil & Gas Corp.	2,059	71,818
Chesapeake Energy Corp.	6,525	163,125
Chevron Corp.	19,871	2,168,324
Cimarex Energy Co.	858	69,215
Cobalt International Energy Inc.[a]	1,828	54,950
Concho Resources Inc.[a]	976	104,276
ConocoPhillips	12,921	989,103
Continental Resources Inc.[a]	471	42,710
Denbury Resources Inc.[a]	4,088	81,392
Devon Energy Corp.	3,914	286,935
Diamond Offshore Drilling Inc.	695	47,587
Energen Corp.	696	37,048
EOG Resources Inc.	2,680	305,145
EQT Corp.	1,412	74,864
Exxon Mobil Corp.	47,914	4,144,561
Helmerich & Payne Inc.	1,061	65,039
Hess Corp.	3,026	196,448
HollyFrontier Corp.	2,070	67,544
Marathon Oil Corp.	7,053	239,026
Marathon Petroleum Corp.	3,542	147,170

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

Murphy Oil Corp.	1,819	$116,307
Nabors Industries Ltd.[a]	2,879	62,705
Newfield Exploration Co.[a]	1,333	47,988
Noble Corp.[a,c]	2,578	103,584
Noble Energy Inc.	1,750	170,887
Occidental Petroleum Corp.	8,096	844,980
Pioneer Natural Resources Co.	1,083	118,740
Plains Exploration & Production Co.[a]	1,386	61,081
QEP Resources Inc.	1,768	60,360
Range Resources Corp.	1,585	100,933
Rowan Companies Inc.[a]	1,305	48,115
Southwestern Energy Co.[a]	3,450	114,057
Sunoco Inc.	1,148	44,347
Ultra Petroleum Corp.[a,c]	1,521	37,964
Valero Energy Corp.	5,569	136,385
Whiting Petroleum Corp.[a,c]	1,194	70,016

		12,323,883
OIL & GAS SERVICES — 1.85%
Baker Hughes Inc.	4,349	218,668
Cameron International Corp.[a]	2,454	136,712
FMC Technologies Inc.[a]	2,369	119,469
Halliburton Co.	9,179	335,860
National Oilwell Varco Inc.	4,230	349,102
Schlumberger Ltd.	13,410	1,040,750
Superior Energy Services Inc.[a]	1,537	45,095
Weatherford International Ltd.[a]	7,608	121,576

		2,367,232
PACKAGING & CONTAINERS — 0.19%
Ball Corp.	1,531	61,362
Crown Holdings Inc.[a]	1,498	55,381
Owens-Illinois Inc.[a]	1,653	39,507
Rock-Tenn Co. Class A	708	49,907
Sealed Air Corp.	1,685	33,077

		239,234
PHARMACEUTICALS — 6.50%
Abbott Laboratories	15,530	879,153
Allergan Inc.	3,044	272,712
AmerisourceBergen Corp.	2,588	96,662
Bristol-Myers Squibb Co.	16,912	544,059
Cardinal Health Inc.	3,427	142,392
DENTSPLY International Inc.	1,392	53,843
Eli Lilly and Co.	10,390	407,704

Security	Shares	Value

Express Scripts Inc.[a,c]	4,610	$245,851
Forest Laboratories Inc.[a]	2,673	86,926
Herbalife Ltd.	1,183	78,326
Johnson & Johnson	27,273	1,774,927
McKesson Corp.	2,449	204,516
Mead Johnson Nutrition Co. Class A	2,028	157,677
Medco Health Solutions Inc.[a]	3,850	260,221
Merck & Co. Inc.	30,479	1,163,383
Mylan Inc.[a]	4,288	100,511
Omnicare Inc.	1,131	39,789
Patterson Companies Inc.	956	30,516
Perrigo Co.	840	86,570
Pfizer Inc.	76,858	1,621,704
Warner Chilcott PLC Class Aa	1,391	23,271
Watson Pharmaceuticals Inc.[a]	1,263	73,658

		8,344,371
PIPELINES — 0.60%
El Paso Corp.	7,648	212,691
Kinder Morgan Inc.[c]	1,063	37,460
Kinder Morgan Management LLC[a,c]	865	69,347
ONEOK Inc.	973	80,409
Spectra Energy Corp.	6,419	201,428
Williams Companies Inc. (The)	5,828	174,141

		775,476
REAL ESTATE — 0.04%
CBRE Group Inc. Class Aa	2,926	53,634

		53,634
REAL ESTATE INVESTMENT TRUSTS — 2.32%
American Tower Corp.	3,914	244,938
Annaly Capital Management Inc.	9,672	160,749
AvalonBay Communities Inc.	947	122,797
Boston Properties Inc.[c]	1,477	149,989
Digital Realty Trust Inc.	1,047	75,907
Duke Realty Corp.	2,610	36,227
Equity Residential	2,957	168,224
Federal Realty Investment Trust	632	60,261
General Growth Properties Inc.	4,263	69,359
HCP Inc.[c]	4,061	160,409
Health Care REIT Inc.[c]	2,103	114,487
Host Hotels & Resorts Inc.[c]	7,087	111,833
Kimco Realty Corp.	4,115	75,634
Liberty Property Trust	1,160	39,347

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

Macerich Co. (The)	1,324	$71,483
Plum Creek Timber Co. Inc.	1,618	63,361
Prologis Inc.	4,572	153,893
Public Storage	1,452	194,670
Rayonier Inc.	1,217	54,181
Regency Centers Corp.	906	38,768
Simon Property Group Inc.	2,931	397,092
Ventas Inc.	2,879	160,994
Vornado Realty Trust	1,664	135,999
Weyerhaeuser Co.	5,314	111,009

		2,971,611
RETAIL — 6.21%
Abercrombie & Fitch Co. Class A	820	37,548
Advance Auto Parts Inc.	726	61,979
AutoZone Inc.[a]	249	93,246
Bed Bath & Beyond Inc.[a,c]	2,415	144,272
Best Buy Co. Inc.	3,047	75,261
CarMax Inc.[a,c]	2,241	68,776
Chipotle Mexican Grill Inc.[a]	310	120,968
Costco Wholesale Corp.	4,312	371,091
CVS Caremark Corp.	13,311	600,326
Darden Restaurants Inc.	1,327	67,664
Dollar General Corp.[a]	1,650	69,399
Dollar Tree Inc.[a]	1,217	107,717
Family Dollar Stores Inc.	975	52,640
GameStop Corp. Class Ac	1,328	30,252
Gap Inc. (The)	3,759	87,810
Home Depot Inc. (The)	15,486	736,669
J.C. Penney Co. Inc.	1,566	62,014
Kohl’s Corp.	2,390	118,735
Limited Brands Inc.	2,504	116,511
Lowe’s Companies Inc.	12,518	355,261
Lululemon Athletica Inc.[a,c]	993	66,551
Macy’s Inc.	4,263	161,866
McDonald’s Corp.	10,214	1,014,046
Nordstrom Inc.	1,718	92,119
O’Reilly Automotive Inc.[a]	1,363	117,899
PetSmart Inc.	1,080	60,199
Ross Stores Inc.	2,311	123,246
Sears Holdings Corp.[a,c]	420	29,257
Staples Inc.	6,954	101,946
Starbucks Corp.	7,445	361,529
Target Corp.	6,338	359,301
Tiffany & Co.	1,189	77,297

Security	Shares	Value

TJX Companies Inc. (The)	7,586	$277,723
Urban Outfitters Inc.[a,c]	1,218	34,579
Wal-Mart Stores Inc.	18,901	1,116,671
Walgreen Co.	8,726	289,354
Yum! Brands Inc.	4,611	305,433

		7,967,155
SAVINGS & LOANS — 0.10%
Hudson City Bancorp Inc.	4,697	32,174
New York Community Bancorp Inc.	4,349	56,581
People’s United Financial Inc.	3,635	45,765

		134,520
SEMICONDUCTORS — 3.35%
Advanced Micro Devices Inc.[a]	5,790	42,557
Altera Corp.	3,165	121,694
Analog Devices Inc.	2,912	114,180
Applied Materials Inc.	13,056	159,805
Avago Technologies Ltd.	2,262	85,074
Broadcom Corp. Class Aa	4,809	178,654
Cree Inc.[a,c]	1,095	33,168
First Solar Inc.[a,c]	559	18,056
Intel Corp.	51,425	1,382,304
KLA-Tencor Corp.	1,619	78,360
Lam Research Corp.[a,c]	1,152	48,038
Linear Technology Corp.	2,240	74,995
LSI Corp.[a]	5,942	51,101
Marvell Technology Group Ltd.[a]	5,104	76,560
Maxim Integrated Products Inc.	2,958	82,499
Microchip Technology Inc.	1,854	66,874
Micron Technology Inc.[a]	9,017	77,095
NVIDIA Corp.[a]	6,037	91,461
QUALCOMM Inc.	16,769	1,042,696
Texas Instruments Inc.	11,344	378,322
Xilinx Inc.	2,665	98,418

		4,301,911
SOFTWARE — 4.07%
Activision Blizzard Inc.	5,031	60,121
Adobe Systems Inc.[a]	4,882	160,569
Akamai Technologies Inc.[a]	1,810	65,160
Autodesk Inc.[a]	2,259	85,503
BMC Software Inc.[a]	1,690	63,274
CA Inc.	4,002	108,174
Cerner Corp.[a]	1,423	105,060
Citrix Systems Inc.[a]	1,888	141,109

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

February 29, 2012

Security	Shares	Value

Dun & Bradstreet Corp. (The)	508	$41,986
Electronic Arts Inc.[a]	3,279	53,546
Fidelity National Information Services Inc.	2,387	75,740
Fiserv Inc.[a]	1,391	92,223
Intuit Inc.	2,871	166,059
Microsoft Corp.	75,576	2,398,782
Nuance Communications Inc.[a,c]	2,388	61,897
Oracle Corp.	40,247	1,178,030
Red Hat Inc.[a]	1,914	94,666
Salesforce.com Inc.[a]	1,284	183,817
VMware Inc. Class Aa	870	86,034

		5,221,750
TELECOMMUNICATIONS — 4.21%
AT&T Inc.	59,174	1,810,133
CenturyLink Inc.	6,186	248,986
Cisco Systems Inc.	53,851	1,070,558
Corning Inc.	15,598	203,398
Crown Castle International Corp.[a]	2,871	148,746
Frontier Communications Corp.[c]	9,971	45,767
Harris Corp.	1,152	50,262
Juniper Networks Inc.[a,c]	5,252	119,535
Level 3 Communications Inc.[a,c]	1,595	38,774
MetroPCS Communications Inc.[a]	2,542	26,183
Motorola Mobility Holdings Inc.[a]	2,831	112,391
Motorola Solutions Inc.	3,090	153,882
NII Holdings Inc.[a]	1,687	30,163
SBA Communications Corp. Class Aa	1,131	53,078
Sprint Nextel Corp.[a]	29,815	73,643
Verizon Communications Inc.	28,261	1,077,027
Virgin Media Inc.	2,806	70,711
Windstream Corp.	5,770	69,702

		5,402,939
TEXTILES — 0.06%
Cintas Corp.	1,160	44,730
Mohawk Industries Inc.[a]	569	36,137

		80,867
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	1,160	40,971
Mattel Inc.	3,363	109,096

		150,067
TRANSPORTATION — 1.68%
C.H. Robinson Worldwide Inc.	1,652	109,313
CSX Corp.	10,515	220,920

Security	Shares	Value

Expeditors International of Washington Inc.	2,127	$92,801
FedEx Corp.	3,007	270,600
J.B. Hunt Transport Services Inc.	936	47,933
Kansas City Southern Industries Inc.[a,c]	1,093	76,051
Norfolk Southern Corp.	3,545	244,251
Union Pacific Corp.	4,826	532,066
United Parcel Service Inc. Class B	7,233	556,145

		2,150,080
WATER — 0.05%
American Water Works Co. Inc.	1,721	58,996

		58,996

TOTAL COMMON STOCKS (Cost: $117,471,099)		127,967,668

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,d,e]	1,976,771	1,976,771
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,d,e]	146,196	146,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,d]	73,896	73,896

		2,196,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,196,863)		2,196,863

TOTAL INVESTMENTS IN SECURITIES — 101.47% (Cost: $119,667,962)		130,164,531
Other Assets, Less Liabilities — (1.47)%		(1,886,245)

NET ASSETS — 100.00%		$128,278,286

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
C	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® , INC.

February 29, 2012

	iShares MSCI Brazil Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,455,080,908	$5,025,148,502	$517,105,583
Affiliated (Note 2)	479,511	44,682,264	629,248

Total cost of investments	$6,455,560,419	$5,069,830,766	$517,734,831

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,508,070,076	$4,808,542,797	$706,794,846
Affiliated (Note 2)	479,511	44,682,264	629,248

Total fair value of investments	10,508,549,587	4,853,225,061	707,424,094
Foreign currencies, at value[b]	16,211,934	10,198,286	866,144
Receivables:
Investment securities sold	—	16,887,334	12,349,553
Dividends and interest	49,287,522	4,585,499	9,822
Capital shares sold	—	137,863	6,765,849

Total Assets	10,574,049,043	4,885,034,043	727,415,462

LIABILITIES
Payables:
Investment securities purchased	—	22,012,090	19,914,689
Collateral for securities on loan (Note 5)	—	44,677,748	—
Capital shares redeemed	—	413,589	—
Investment advisory fees (Note 2)	5,108,390	1,973,218	316,217

Total Liabilities	5,108,390	69,076,645	20,230,906

NET ASSETS	$10,568,940,653	$4,815,957,398	$707,184,556

Net assets consist of:
Paid-in capital	$7,789,638,887	$5,239,209,647	$585,850,052
Undistributed (distributions in excess of) net investment income	(197,834,804)	(2,431,642)	1,470,232
Accumulated net realized loss	(1,078,603,069)	(204,325,008)	(69,824,769)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,055,739,639	(216,495,599)	189,689,041

NET ASSETS	$10,568,940,653	$4,815,957,398	$707,184,556

Shares outstanding[c]	152,950,000	165,200,000	10,450,000

Net asset value per share	$69.10	$29.15	$67.67

[a]	Securities on loan with values of $ —, $42,485,093 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $16,239,904, $10,049,346 and $866,144, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund	iShares MSCI South Africa Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$127,670,910	$1,418,580,423	$567,513,968
Affiliated (Note 2)	8,250,696	26,159,126	7,712,153

Total cost of investments	$135,921,606	$1,444,739,549	$575,226,121

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$95,335,081	$1,329,954,076	$595,133,259
Affiliated (Note 2)	8,250,696	26,159,126	7,712,153

Total fair value of investments	103,585,777	1,356,113,202	602,845,412
Foreign currencies, at value[b]	69,644	1,446,305	764,868
Receivables:
Investment securities sold	2,031,718	410,926	311,392
Dividends and interest	113,004	59,059	10,277
Capital shares sold	163,206	—	—

Total Assets	105,963,349	1,358,029,492	603,931,949

LIABILITIES
Payables:
Investment securities purchased	2,194,150	—	274,372
Collateral for securities on loan (Note 5)	8,205,690	25,696,269	7,638,168
Capital shares redeemed	—	21,723	—
Investment advisory fees (Note 2)	37,681	519,140	270,018

Total Liabilities	10,437,521	26,237,132	8,182,558

NET ASSETS	$95,525,828	$1,331,792,360	$595,749,391

Net assets consist of:
Paid-in capital	$154,370,972	$1,454,120,756	$619,614,549
Undistributed (distributions in excess of) net investment income	(265,389)	23,579	(4,064,229)
Accumulated net realized loss	(26,243,823)	(33,735,862)	(47,476,929)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(32,335,932)	(88,616,113)	27,676,000

NET ASSETS	$95,525,828	$1,331,792,360	$595,749,391

Shares outstanding[c]	2,350,000	22,300,000	8,400,000

Net asset value per share	$40.65	$59.72	$70.92

[a]	Securities on loan with values of $7,768,779, $24,091,458 and $7,245,168, respectively. See Note 5.
[b]	Cost of foreign currencies: $69,819, $1,436,864 and $708,159, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 255 million and 400 million, respectively.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® , INC.

February 29, 2012

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$540,780,229	$116,998,970
Affiliated (Note 2)	42,823,808	2,668,992

Total cost of investments	$583,604,037	$119,667,962

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$436,608,743	$127,448,308
Affiliated (Note 2)	42,823,808	2,716,223

Total fair value of investments	479,432,551	130,164,531
Foreign currencies, at value[b]	438,631	—
Receivables:
Investment securities sold	—	567,588
Dividends and interest	100,639	306,071

Total Assets	479,971,821	131,038,190

LIABILITIES
Payables:
Investment securities purchased	—	621,409
Collateral for securities on loan (Note 5)	42,734,544	2,122,967
Investment advisory fees (Note 2)	204,493	15,528

Total Liabilities	42,939,037	2,759,904

NET ASSETS	$437,032,784	$128,278,286

Net assets consist of:
Paid-in capital	$589,571,009	$115,692,412
Undistributed (distributions in excess of) net investment income	(2,765,075)	419,436
Undistributed net realized gain (accumulated net realized loss)	(45,602,842)	1,669,869
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(104,170,308)	10,496,569

NET ASSETS	$437,032,784	$128,278,286

Shares outstanding[c]	8,350,000	4,350,000

Net asset value per share	$52.34	$29.49

[a]	Securities on loan with values of $40,172,966 and $2,078,434, respectively. See Note 5.
[b]	Cost of foreign currencies: $437,453 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Brazil Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$138,593,346	$53,913,326	$3,901,899
Interest — affiliated (Note 2)	1,471	781	146
Securities lending income — affiliated (Note 2)	79	112,708	—

	138,594,896	54,026,815	3,902,045
Less: Other foreign taxes (Note 1)	—	(11,406)	—

Total investment income	138,594,896	54,015,409	3,902,045

EXPENSES
Investment advisory fees (Note 2)	30,256,120	12,256,467	1,691,673

Total expenses	30,256,120	12,256,467	1,691,673

Net investment income	108,338,776	41,758,942	2,210,372

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(385,218,356)	(45,005,982)	(30,311,213)
In-kind redemptions — unaffiliated	—	82,270,975	—
Foreign currency transactions	(2,687,058)	(20,664)	(246,760)

Net realized gain (loss)	(387,905,414)	37,244,329	(30,557,973)

Net change in unrealized appreciation/depreciation on:
Investments	873,979,806	(160,680,164)	13,496,843
Translation of assets and liabilities in foreign currencies	(87,860)	28,483	2,584

Net change in unrealized appreciation/depreciation	873,891,946	(160,651,681)	13,499,427

Net realized and unrealized gain (loss)	485,986,532	(123,407,352)	(17,058,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$594,325,308	$(81,648,410)	$(14,848,174)

[a]	Net of foreign withholding tax of $15,495,160, $9,482,747 and $1,124,589, respectively.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund	iShares MSCI South Africa Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,274,325	$5,856,648	$8,861,632
Interest — affiliated (Note 2)	71	152	44
Securities lending income — affiliated (Note 2)	26,963	323,281	40,972

Total investment income	1,301,359	6,180,081	8,902,648

EXPENSES
Investment advisory fees (Note 2)	247,059	2,941,854	1,569,941

Total expenses	247,059	2,941,854	1,569,941

Net investment income	1,054,300	3,238,227	7,332,707

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,778,308)	(17,345,579)	(3,505,023)
In-kind redemptions — unaffiliated	142,400	40,012,663	8,095,537
Foreign currency transactions	(13,164)	214,095	(245,958)

Net realized gain (loss)	(4,649,072)	22,881,179	4,344,556

Net change in unrealized appreciation/depreciation on:
Investments	(5,235,760)	9,593,745	18,755,290
Translation of assets and liabilities in foreign currencies	(810)	35,326	40,760

Net change in unrealized appreciation/depreciation	(5,236,570)	9,629,071	18,796,050

Net realized and unrealized gain (loss)	(9,885,642)	32,510,250	23,140,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,831,342)	$35,748,477	$30,473,313

[a]	Net of foreign withholding tax of $241,173, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$179	$695,202
Dividends — affiliated (Note 2)	—	3,352
Interest — affiliated (Note 2)	49	8
Securities lending income — affiliated (Note 2)	430,420	3,201

Total investment income	430,648	701,763

EXPENSES
Investment advisory fees (Note 2)	1,246,950	48,333

Total expenses	1,246,950	48,333

Net investment income (loss)	(816,302)	653,430

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,038,388)	(69,436)
Investments — affiliated (Note 2)	—	(223)
In-kind redemptions — unaffiliated	(12,540,869)	1,743,456
In-kind redemptions — affiliated (Note 2)	—	7,320
Foreign currency transactions	(8,965)	—

Net realized gain (loss)	(23,588,222)	1,681,117

Net change in unrealized appreciation/depreciation on:
Investments	58,587,128	10,349,403
Translation of assets and liabilities in foreign currencies	13,959	—

Net change in unrealized appreciation/depreciation	58,601,087	10,349,403

Net realized and unrealized gain	35,012,865	12,030,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,196,563	$12,683,950

[a]	Net of foreign withholding tax of $ — and $46, respectively.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$108,338,776	$367,867,712	$41,758,942	$86,191,078
Net realized gain (loss)	(387,905,414)	13,713,035	37,244,329	183,034,604
Net change in unrealized appreciation/depreciation	873,891,946	(647,882,263)	(160,651,681)	229,031,923

Net increase (decrease) in net assets resulting from operations	594,325,308	(266,301,516)	(81,648,410)	498,257,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,772,164)	(577,419,673)	(59,847,665)	(84,459,614)

Total distributions to shareholders	(68,772,164)	(577,419,673)	(59,847,665)	(84,459,614)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,184,114	2,935,390,134	553,927,661	2,412,404,012
Cost of shares redeemed	(1,294,918,066)	—	(689,020,722)	(1,180,897,966)

Net increase (decrease) in net assets from capital share transactions	(1,288,733,952)	2,935,390,134	(135,093,061)	1,231,506,046

INCREASE (DECREASE) IN NET ASSETS	(763,180,808)	2,091,668,945	(276,589,136)	1,645,304,037

NET ASSETS
Beginning of period	11,332,121,461	9,240,452,516	5,092,546,534	3,447,242,497

End of period	$10,568,940,653	$11,332,121,461	$4,815,957,398	$5,092,546,534

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(197,834,804)	$(237,401,416)	$(2,431,642)	$15,657,081

SHARES ISSUED AND REDEEMED
Shares sold	100,000	38,600,000	20,200,000	76,300,000
Shares redeemed	(21,500,000)	—	(25,400,000)	(38,000,000)

Net increase (decrease) in shares outstanding	(21,400,000)	38,600,000	(5,200,000)	38,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Investable Market Index Fund		iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,210,372	$11,376,957	$1,054,300	$3,152,768
Net realized loss	(30,557,973)	(12,848,131)	(4,649,072)	(713,779)
Net change in unrealized appreciation/depreciation	13,499,427	(7,548,871)	(5,236,570)	(3,185,397)

Net decrease in net assets resulting from operations	(14,848,174)	(9,020,045)	(8,831,342)	(746,408)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(738,021)	(11,314,677)	(1,168,097)	(3,733,516)
Return of capital	—	(9,331)	—	—

Total distributions to shareholders	(738,021)	(11,324,008)	(1,168,097)	(3,733,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	132,344,863	288,309,806	38,159,889	46,097,654
Cost of shares redeemed	(117,592,077)	(230,298,194)	(10,652,135)	(92,072,921)

Net increase (decrease) in net assets from capital share transactions	14,752,786	58,011,612	27,507,754	(45,975,267)

INCREASE (DECREASE) IN NET ASSETS	(833,409)	37,667,559	17,508,315	(50,455,191)

NET ASSETS
Beginning of period	708,017,965	670,350,406	78,017,513	128,472,704

End of period	$707,184,556	$708,017,965	$95,525,828	$78,017,513

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,470,232	$(2,119)	$(265,389)	$(151,592)

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	3,950,000	900,000	850,000
Shares redeemed	(2,150,000)	(3,350,000)	(250,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(100,000)	600,000	650,000	(900,000)

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Investable Market Index Fund		iShares MSCI South Africa Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,238,227	$21,339,325	$7,332,707	$14,792,435
Net realized gain	22,881,179	179,585,751	4,344,556	43,216,708
Net change in unrealized appreciation/depreciation	9,629,071	111,537,604	18,796,050	45,035,353

Net increase in net assets resulting from operations	35,748,477	312,462,680	30,473,313	103,044,496

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,141,587)	(19,365,342)	(8,638,286)	(21,537,358)

Total distributions to shareholders	(7,141,587)	(19,365,342)	(8,638,286)	(21,537,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	560,541,597	737,959,537	131,820,642	174,104,575
Cost of shares redeemed	(501,086,948)	(1,237,364,625)	(62,008,527)	(256,700,202)

Net increase (decrease) in net assets from capital share transactions	59,454,649	(499,405,088)	69,812,115	(82,595,627)

INCREASE (DECREASE) IN NET ASSETS	88,061,539	(206,307,750)	91,647,142	(1,088,489)

NET ASSETS
Beginning of period	1,243,730,821	1,450,038,571	504,102,249	505,190,738

End of period	$1,331,792,360	$1,243,730,821	$595,749,391	$504,102,249

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$23,579	$3,926,939	$(4,064,229)	$(2,758,650)

SHARES ISSUED AND REDEEMED
Shares sold	10,100,000	12,300,000	2,100,000	2,500,000
Shares redeemed	(9,100,000)	(21,100,000)	(1,000,000)	(3,800,000)

Net increase (decrease) in shares outstanding	1,000,000	(8,800,000)	1,100,000	(1,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey Investable Market Index Fund		iShares MSCI USA Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(816,302)	$8,905,310	$653,430	$36,203
Net realized gain (loss)	(23,588,222)	71,241,274	1,681,117	10,879
Net change in unrealized appreciation/depreciation	58,601,087	(215,343,703)	10,349,403	393,770

Net increase (decrease) in net assets resulting from operations	34,196,563	(135,197,119)	12,683,950	440,852

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,252,849)	(13,656,029)	(244,960)	(35,212)

Total distributions to shareholders	(1,252,849)	(13,656,029)	(244,960)	(35,212)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,836,028	431,490,354	131,769,112	3,846,426
Cost of shares redeemed	(76,423,920)	(435,948,383)	(21,163,297)	(1,262,145)

Net increase (decrease) in net assets from capital share transactions	(44,587,892)	(4,458,029)	110,605,815	2,584,281

INCREASE (DECREASE) IN NET ASSETS	(11,644,178)	(153,311,177)	123,044,805	2,989,921

NET ASSETS
Beginning of period	448,676,962	601,988,139	5,233,481	2,243,560

End of period	$437,032,784	$448,676,962	$128,278,286	$5,233,481

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,765,075)	$(695,924)	$419,436	$10,966

SHARES ISSUED AND REDEEMED
Shares sold	650,000	6,400,000	4,900,000	150,000
Shares redeemed	(1,700,000)	(6,900,000)	(750,000)	(50,000)

Net increase (decrease) in shares outstanding	(1,050,000)	(500,000)	4,150,000	100,000

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$65.00	$68.07	$58.26	$73.27	$61.59	$39.09

Income from investment operations:
Net investment income[a]	0.65	2.24	1.56	1.56	1.93	1.09
Net realized and unrealized gain (loss)[b]	3.87	(1.69)	10.83	(14.63)	11.59	22.35

Total from investment operations	4.52	0.55	12.39	(13.07)	13.52	23.44

Less distributions from:
Net investment income	(0.42)	(3.62)	(2.58)	(1.94)	(1.41)	(0.94)
Net realized gain	—	—	—	—	(0.43)	—

Total distributions	(0.42)	(3.62)	(2.58)	(1.94)	(1.84)	(0.94)

Net asset value, end of period	$69.10	$65.00	$68.07	$58.26	$73.27	$61.59

Total return	7.08%[c]	0.36%	21.12%	(16.05)%	21.58%	60.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,568,941	$11,332,121	$9,240,453	$8,777,366	$7,242,260	$4,434,334
Ratio of expenses to average net assets[d,e]	0.61%	0.59%	0.61%	0.65%	0.63%	0.69%
Ratio of net investment income to average net assets[d]	2.17%	3.08%	2.24%	3.38%	2.37%	2.17%
Portfolio turnover rate[f]	2%	11%	13%	30%	30%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the years ended August 31, 2011, August 31, 2010, August 31, 2009, August 31, 2008 and August 31, 2007 would have been 2%, 11%, 13%, 14%, 19%, and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$29.89	$26.10	$23.70	$30.55	$29.87	$24.69

Income from investment operations:
Net investment income[a]	0.24	0.53	0.43	0.41	0.47	0.35
Net realized and unrealized gain (loss)[b]	(0.63)	3.78	2.39	(6.84)	0.72	5.11

Total from investment operations	(0.39)	4.31	2.82	(6.43)	1.19	5.46

Less distributions from:
Net investment income	(0.35)	(0.52)	(0.42)	(0.42)	(0.51)	(0.28)

Total distributions	(0.35)	(0.52)	(0.42)	(0.42)	(0.51)	(0.28)

Net asset value, end of period	$29.15	$29.89	$26.10	$23.70	$30.55	$29.87

Total return	(1.14)%[c]	16.50%	11.91%	(20.51)%	3.88%	22.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,815,957	$5,092,547	$3,447,242	$2,393,638	$2,071,061	$1,323,122
Ratio of expenses to average net assets[d,e]	0.52%	0.52%	0.53%	0.55%	0.52%	0.52%
Ratio of net investment income to average net assets[e]	1.79%	1.70%	1.63%	2.00%	1.46%	1.32%
Portfolio turnover rate[f]	2%	8%	6%	6%	11%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$67.11	$67.37	$44.61	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.24	0.95	0.59	0.76	0.92
Net realized and unrealized gain (loss)[c]	0.40	(0.23)	22.86	(0.42)	(4.38)

Total from investment operations	0.64	0.72	23.45	0.34	(3.46)

Less distributions from:
Net investment income	(0.08)	(0.98)	(0.66)	(0.53)	(0.58)
Return of capital	—	(0.00)[d]	(0.03)	—	—

Total distributions	(0.08)	(0.98)	(0.69)	(0.53)	(0.58)

Net asset value, end of period	$67.67	$67.11	$67.37	$44.61	$44.80

Total return	0.98%[e]	0.93%	52.88%	0.89%	(7.15)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$707,185	$708,018	$670,350	$263,205	$76,158
Ratio of expenses to average net assets[f]	0.60%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[f]	0.79%	1.30%	1.05%	1.98%	2.38%
Portfolio turnover rate[g]	31%	38%	42%	53%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012, the years ended August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 11%, 12%, 9%, 14% and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$45.89	$49.41	$46.87	$48.62	$50.33

Income from investment operations:
Net investment income[b]	0.54	1.39	1.40	0.98	0.21
Net realized and unrealized gain (loss)[c]	(5.18)	(3.18)	2.63	(1.75)	(1.92)

Total from investment operations	(4.64)	(1.79)	4.03	(0.77)	(1.71)

Less distributions from:
Net investment income	(0.60)	(1.73)	(1.49)	(0.98)	—

Total distributions	(0.60)	(1.73)	(1.49)	(0.98)	—

Net asset value, end of period	$40.65	$45.89	$49.41	$46.87	$48.62

Total return	(10.12)%[d]	(4.26)%	8.57%	(0.63)%	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,526	$78,018	$128,473	$107,792	$204,201
Ratio of expenses to average net assets[e]	0.61%	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[e]	2.58%	2.49%	2.64%	2.66%	0.93%
Portfolio turnover rate[f]	11%	17%	21%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007
Net asset value, beginning of period	$58.39	$48.17	$42.59	$51.94	$58.35	$41.30

Income from investment operations:
Net investment income[a]	0.16	0.80	0.72	0.43	1.40	0.64
Net realized and unrealized gain (loss)[b]	1.52	10.15	5.61	(9.17)	(6.21)	16.87

Total from investment operations	1.68	10.95	6.33	(8.74)	(4.81)	17.51

Less distributions from:
Net investment income	(0.35)	(0.73)	(0.75)	(0.61)	(1.60)	(0.46)

Total distributions	(0.35)	(0.73)	(0.75)	(0.61)	(1.60)	(0.46)

Net asset value, end of period	$59.72	$58.39	$48.17	$42.59	$51.94	$58.35

Total return	2.94%[c]	22.67%	14.83%	(16.50)%	(8.44)%	42.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,331,792	$1,243,731	$1,450,039	$694,278	$955,684	$1,382,810
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.53%	0.55%	0.52%	0.51%
Ratio of net investment income to average net assets[d]	0.58%	1.35%	1.46%	1.25%	2.42%	1.19%
Portfolio turnover rate[e]	5%	5%	11%	13%	13%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]
Net asset value, beginning of period	$69.06	$58.74	$51.99	$55.80	$62.26	$48.84

Income from investment operations:
Net investment income[b]	0.89	1.65	1.18	1.94	2.28	1.50
Net realized and unrealized gain (loss)[c]	2.04	11.08	6.92	(3.84)	(6.02)	13.18

Total from investment operations	2.93	12.73	8.10	(1.90)	(3.74)	14.68

Less distributions from:
Net investment income	(1.07)	(2.41)	(1.35)	(1.91)	(2.72)	(1.26)

Total distributions	(1.07)	(2.41)	(1.35)	(1.91)	(2.72)	(1.26)

Net asset value, end of period	$70.92	$69.06	$58.74	$51.99	$55.80	$62.26

Total return	4.55%[d]	21.58%	15.80%	(2.23)%	(6.18)%	30.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$595,749	$504,102	$505,191	$488,728	$429,655	$466,940
Ratio of expenses to average net assets[e]	0.61%	0.59%	0.61%	0.66%	0.63%	0.68%
Ratio of net investment income to average net assets[e]	2.83%	2.38%	2.09%	4.81%	3.61%	2.58%
Portfolio turnover rate[f]	2%	4%	5%	16%	21%	8%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$47.73	$60.81	$48.01	$52.42	$50.30

Income from investment operations:
Net investment income (loss)[b]	(0.09)	0.84	1.00	0.78	0.83
Net realized and unrealized gain (loss)[c]	4.85	(12.59)	13.02	(4.22)	1.29

Total from investment operations	4.76	(11.75)	14.02	(3.44)	2.12

Less distributions from:
Net investment income	(0.15)	(1.33)	(1.22)	(0.97)	—

Total distributions	(0.15)	(1.33)	(1.22)	(0.97)	—

Net asset value, end of period	$52.34	$47.73	$60.81	$48.01	$52.42

Total return	10.04%[d]	(19.74)%	29.55%	(5.56)%	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$437,033	$448,677	$601,988	$242,435	$152,021
Ratio of expenses to average net assets[e]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets[e]	(0.40)%	1.30%	1.81%	2.39%	3.78%
Portfolio turnover rate[f]	3%	12%	13%	16%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$26.17	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.28	0.51	0.17
Net realized and unrealized gain (loss)[c]	3.16	3.73	(2.49)

Total from investment operations	3.44	4.24	(2.32)

Less distributions from:
Net investment income	(0.12)	(0.51)	(0.07)

Total distributions	(0.12)	(0.51)	(0.07)

Net asset value, end of period	$29.49	$26.17	$22.44

Total return	13.22%[d]	18.89%	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,278	$5,233	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.03%	1.90%	2.21%
Portfolio turnover rate[f]	2%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Brazil	Non-diversified
Canada	Diversified
Chile Investable Market	Non-diversified
Israel Capped Investable Market	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Mexico Investable Market	Non-diversified
South Africa	Non-diversified
Turkey Investable Market	Non-diversified
USA	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares MSCI Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
Brazil
Assets:
Common Stocks	$4,869,980,850	$—	$—	$4,869,980,850
Preferred Stocks	5,638,054,999	—	—	5,638,054,999
Rights	34,227	—	—	34,227
Short-Term Investments	479,511	—	—	479,511

	$10,508,549,587	$—	$—	$10,508,549,587

Canada
Assets:
Common Stocks	$4,808,542,698	$—	$99	$4,808,542,797
Short-Term Investments	44,682,264	—	—	44,682,264

	$4,853,224,962	$—	$99	$4,853,225,061

Chile Investable Market
Assets:
Common Stocks	$652,073,107	$—	$—	$652,073,107
Preferred Stocks	54,721,739	—	—	54,721,739
Short-Term Investments	629,248	—	—	629,248

	$707,424,094	$—	$—	$707,424,094

Israel Capped Investable Market
Assets:
Common Stocks	$95,335,081	$—	$—	$95,335,081
Short-Term Investments	8,250,696	—	—	8,250,696

	$103,585,777	$—	$—	$103,585,777

Mexico Investable Market
Assets:
Common Stocks	$1,329,954,076	$—	$—	$1,329,954,076
Short-Term Investments	26,159,126	—	—	26,159,126

	$1,356,113,202	$—	$—	$1,356,113,202

South Africa
Assets:
Common Stocks	$595,133,259	$—	$—	$595,133,259
Short-Term Investments	7,712,153	—	—	7,712,153

	$602,845,412	$—	$—	$602,845,412

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Investments
iShares MSCI Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
Turkey Investable Market
Assets:
Common Stocks	$436,608,743	$—	$—	$436,608,743
Short-Term Investments	42,823,808	—	—	42,823,808

	$479,432,551	$—	$—	$479,432,551

USA
Assets:
Common Stocks	$127,967,668	$—	$—	$127,967,668
Short-Term Investments	2,196,863	—	—	2,196,863

	$130,164,531	$—	$—	$130,164,531

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Canada and iShares MSCI Mexico Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI USA Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil	$ 42
Canada	60,689
Israel Capped Investable Market	14,518
Mexico Investable Market	174,074
South Africa	22,062
Turkey Investable Market	231,765
USA	1,723

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA
BlackRock Inc.	42	1,176	(179)	1,039	$206,761	$1,330	$2,056
PNC Financial Services Group Inc. (The)	236	5,913	(897)	5,252	312,599	2,022	5,041

					$519,360	$3,352	$7,097

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil	$224,151,924	$1,443,155,572
Canada	89,698,796	109,874,579
Chile Investable Market	196,136,203	179,851,508
Israel Capped Investable Market	9,718,778	9,481,839
Mexico Investable Market	54,202,684	59,068,699
South Africa	9,471,586	10,295,203
Turkey Investable Market	14,664,976	18,237,736
USA	1,978,970	1,438,236

In-kind transactions (see Note 4) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Canada	$549,212,050	$682,881,894
Israel Capped Investable Market	37,785,667	10,564,448
Mexico Investable Market	559,945,426	500,581,610
South Africa	131,322,497	61,877,815
Turkey Investable Market	31,778,298	76,317,674
USA	131,322,120	21,137,757

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Brazil	$—	$—	$—	$—	$—	$—	$198,226,310	$—	$198,226,310
Canada	—	2,931,648	—	5,363,291	5,107,471	27,886,883	68,928,677	14,903,919	125,121,889
Chile Investable Market	—	—	—	—	—	1,886,881	11,712,090	976,991	14,575,962
Israel Capped Investable Market	—	—	—	—	—	784,479	10,801,191	7,130,249	18,715,919
Mexico Investable Market	3,136,171	12,912	632,766	—	853,150	8,973,988	2,789,471	22,863,665	39,262,123
South Africa	527,613	—	260,738	1,607,845	972,024	15,339,464	14,856,365	6,137,142	39,701,191
Turkey Investable Market	—	—	—	—	—	720,636	5,982,737	3,859,184	10,562,557

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brazil	$7,093,794,348	$4,298,777,470	$(884,022,231)	$3,414,755,239
Canada	5,163,306,147	330,019,945	(640,101,031)	(310,081,086)
Chile Investable Market	535,081,919	205,907,029	(33,564,854)	172,342,175
Israel Capped Investable Market	136,826,534	921,359	(34,162,116)	(33,240,757)
Mexico Investable Market	1,455,498,264	70,628,285	(170,013,347)	(99,385,062)
South Africa	585,091,868	73,535,443	(55,781,899)	17,753,544
Turkey Investable Market	590,310,920	10,285,360	(121,163,729)	(110,878,369)
USA	119,679,261	11,300,772	(815,502)	10,485,270

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Supplemental Information (Unaudited)

iSHARES® , INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Canada	$0.24965	$—	$0.10364	$0.35329	71%	—%	29%	100%
Mexico Investable Market	0.24375	—	0.10293	0.34668	70	—	30	100
Turkey Investable Market	0.07191	—	0.07462	0.14653	49	—	51	100
USA	0.08495	—	0.03592	0.12087	70	—	30	100

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-84-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Emerging Markets Index Fund  |  EEM  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.99)%	(1.35)%	(0.11)%	5.51%	5.31%	6.21%	18.43%	18.38%	18.81%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.99)%	(1.35)%	(0.11)%	30.73%	29.53%	35.13%	350.66%	348.81%	363.55%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 5.12%, net of fees, while the total return for the Index was 5.27%.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

Financial	23.84%
Energy	13.84
Basic Materials	12.72
Communications	10.20
Technology	9.17
Consumer Cyclical	8.67
Consumer Non-Cyclical	7.89
Industrial	7.45
Utilities	3.59
Diversified	2.39
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	3.20%
Gazprom OAO (Russia)	1.84
China Mobile Ltd. (China)	1.69
Petroleo Brasileiro SA Preferred (Brazil)	1.57
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.36
Vale SA Class A Preferred (Brazil)	1.33
America Movil SAB de CV Series L (Mexico)	1.28
China Construction Bank Corp. Class H (China)	1.26
Itau Unibanco Holding SA Preferred (Brazil)	1.25
Industrial and Commercial Bank of China Ltd. Class H (China)	1.18

TOTAL	15.96%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Actual	$1,000.00	$1,051.20	0.68%	$3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68	3.42

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 90.82%

BRAZIL — 7.04%
ALL — America Latina Logistica SA	4,767,100	$27,626,912
Amil Participacoes SA	1,436,400	16,565,158
Anhanguera Educacional Participacoes SA	1,234,800	16,232,417
Banco do Brasil SA	6,563,774	105,707,002
Banco Santander (Brasil) SA Units	7,823,980	84,077,367
BM&F Bovespa SA	20,998,900	140,530,818
BR Malls Participacoes SA	4,365,900	55,969,165
BRF — Brasil Foods SA	6,904,185	144,364,984
Brookfield Incorporacoes SA	1,949,799	7,381,731
CCR SA	9,591,100	76,643,888
Centrais Eletricas Brasileiras SA	2,783,237	30,281,826
CETIP SA — Mercados Organizados	2,082,238	38,809,259
Cielo SA	2,694,360	96,356,051
Companhia de Saneamento Basico do Estado de Sao Paulo	1,431,808	54,081,629
Companhia Hering SA	1,415,100	38,070,632
Companhia Siderurgica Nacional SA	7,700,128	78,530,631
Cosan SA Industria e Comercio	1,306,100	23,392,495
CPFL Energia SA	2,256,836	36,371,747
CPFL Energia SA SP ADR	23,301	755,185
Cyrela Brazil Realty SA	3,418,900	34,489,690
Diagnosticos da America SA	2,515,300	23,440,387
Duratex SA	3,346,880	18,733,483
EcoRodovias Infraestrutura e Logistica SA	1,992,600	16,074,035
EDP Energias do Brasil SA	950,000	23,239,560
Embraer SA	5,895,400	43,951,960
Fibria Celulose SA	2,411,961	21,845,182
HRT Participacoes em Petroleo SAa	50,900	20,218,883
Hypermarcas SA	3,013,600	19,623,768
JBS SAa	6,076,665	25,837,064
Light SA	756,400	11,983,272
Localiza Rent A Car SA	1,193,500	22,050,102
Lojas Renner SA	1,307,700	49,797,557
MMX Mineracao e Metalicos SAa	3,000,300	16,845,997
MRV Engenharia e Participacoes SA	3,049,200	24,597,484

Security	Shares	Value

Multiplan Empreendimentos Imobiliarios SA	659,000	$14,969,422
Natura Cosmeticos SA	1,877,700	44,282,179
Odontoprev SA	1,138,600	19,828,843
OGX Petroleo e Gas Participacoes SAa	14,190,600	140,509,173
PDG Realty SA Empreendimentos e Participacoes	11,951,800	51,095,703
Petroleo Brasileiro SA	32,182,374	481,732,781
Porto Seguro SA	924,900	11,582,125
Raia Drogasil SA	839,300	8,173,508
Redecard SA	3,566,100	74,150,952
Rossi Residencial SA	1,612,500	9,664,293
Souza Cruz SA	4,021,100	60,214,620
SulAmerica SA Units	1,191,600	13,117,386
Tele Norte Leste Participacoes SA	596,600	8,044,318
Tim Participacoes SA	9,220,576	55,799,280
Totvs SA	1,178,600	21,884,657
Tractebel Energia SA	1,476,200	26,120,890
Ultrapar Participacoes SA	3,419,000	77,643,899
Usinas Siderurgicas de Minas Gerais SA	1,904,800	17,085,398
Vale SA	12,183,848	309,049,205

		2,889,425,953

CHILE — 1.71%
AES Gener SA	9,067,495	5,517,720
Banco de Chile	214,324,500	34,308,065
Banco de Credito e Inversiones	196,402	12,957,025
Banco Santander (Chile) SA SP ADR	1,339,152	108,484,703
CAP SA	377,749	16,294,032
Cencosud SA	7,511,357	48,926,770
Colbun SA	24,306,266	7,129,635
Compania Cervecerias Unidas SA	272,514	3,940,590
CorpBanca SA	955,633,369	13,521,642
Empresa Electrica Del Norte Grande SA	6,021,485	17,022,444
Empresa Nacional de Electricidad SA	20,394,269	36,096,875
Empresa Nacional de Electricidad SA SP ADR	248,757	13,144,320

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Empresa Nacional de Telecomunicaciones SA	664,658	$13,363,812
Empresas CMPC SA	6,110,158	26,975,983
Empresas Copec SA	2,517,189	43,203,054
Enersis SA SP ADR	5,471,730	110,583,663
LAN Airlines SA SP ADR[b]	2,703,410	72,721,729
S.A.C.I. Falabella SA	2,123,671	21,233,155
Sociedad Quimica y Minera de Chile SA Series B SP ADR[b]	1,601,444	94,773,456
Vina Concha y Toro SA	833,213	1,847,400

		702,046,073
CHINA — 17.79%
Agile Property Holdings Ltd.[b]	22,838,000	30,801,279
Agricultural Bank of China Ltd. Class H	193,043,000	96,077,205
Air China Ltd. Class H	23,298,000	17,603,347
Alibaba.com Ltd.[a,b]	13,855,500	23,617,431
Aluminum Corp. of China Ltd. Class Hb	35,534,000	19,655,332
Angang Steel Co. Ltd. Class Hb	19,567,320	15,238,678
Anhui Conch Cement Co. Ltd. Class Hb	13,980,000	48,668,721
Anta Sports Products Ltd.[b]	9,275,402	10,309,059
AviChina Industry & Technology Co. Ltd. Class Hb	19,284,000	9,920,853
Bank of China Ltd. Class H	716,953,000	312,454,213
Bank of Communications Co. Ltd. Class H	80,808,600	66,787,411
BBMG Corp. Class Hb	10,894,500	11,518,612
Beijing Capital International Airport Co. Ltd. Class H	28,234,000	14,088,423
Beijing Enterprises Holdings Ltd.	6,330,500	40,240,552
Belle International Holdings Ltd.[b]	41,335,000	68,325,838
Bosideng International Holdings Ltd.	21,474,000	6,700,502
Brilliance China Automotive Holdings Ltd.[a,b]	22,596,000	26,308,635
BYD Co. Ltd. Class Ha,b	3,617,000	11,892,350
China Agri-Industries Holdings Ltd.[b]	23,631,000	17,824,484
China BlueChemical Ltd. Class H	6,686,000	5,258,661
China CITIC Bank Corp. Ltd. Class H	68,300,800	44,913,300

Security	Shares	Value

China Coal Energy Co. Class H	41,589,000	$53,355,667
China Communications Construction Co. Ltd. Class H	48,201,000	49,346,408
China Communications Services Corp. Ltd. Class H	3,024,000	1,555,728
China Construction Bank Corp. Class H	616,853,760	518,571,698
China COSCO Holdings Co. Ltd. Class Hb	26,858,500	17,557,744
China Dongxiang (Group) Co. Ltd.[b]	31,340,000	5,980,530
China Everbright Ltd.[b]	21,312,000	40,394,342
China Gas Holdings Ltd.	35,046,000	16,854,904
China International Marine Containers (Group) Co. Ltd. Class B	119,800	171,458
China Life Insurance Co. Ltd. Class H	81,380,000	253,928,852
China Longyuan Power Group Corp. Ltd. Class H	14,584,000	12,617,641
China Mengniu Dairy Co. Ltd.	14,442,000	40,966,515
China Merchants Bank Co. Ltd. Class H	41,732,042	95,778,633
China Merchants Holdings (International) Co. Ltd.	11,928,000	41,294,377
China Minsheng Banking Corp. Ltd. Class Hb	25,822,700	25,137,819
China Mobile Ltd.	64,888,000	693,163,841
China Molybdenum Co. Ltd. Class Ha	13,339,000	6,810,789
China National Building Material Co. Ltd. Class Hb	35,432,000	51,258,692
China Oilfield Services Ltd. Class H	12,382,000	21,776,304
China Overseas Land & Investment Ltd.[b]	46,732,960	97,976,705
China Pacific Insurance (Group) Co. Ltd. Class H	12,557,400	45,254,372
China Petroleum & Chemical Corp. Class H	178,446,000	204,544,392
China Railway Construction Corp. Ltd. Class H	19,826,000	15,593,512
China Railway Group Ltd. Class H	37,835,000	15,366,795
China Resources Cement Holdings Ltd.[b]	23,974,000	20,185,183

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

China Resources Enterprise Ltd.	17,088,000	$64,005,364
China Resources Gas Group Ltd.[b]	6,250,000	9,670,307
China Resources Land Ltd.[b]	28,962,000	55,416,801
China Resources Power Holdings Co. Ltd.	20,798,999	40,923,801
China Rongsheng Heavy Industries Group Holdings Ltd.[b]	18,030,000	6,532,524
China Shanshui Cement Group Ltd.	19,875,000	18,502,198
China Shenhua Energy Co. Ltd. Class H	35,991,500	166,367,352
China Shipping Container Lines Co. Ltd. Class Ha,b	60,186,000	20,642,206
China Shipping Development Co. Ltd. Class H	21,192,000	15,875,488
China Southern Airlines Co. Ltd. Class Ha,b	12,584,000	6,327,939
China State Construction International Holdings Ltd.[b]	15,186,000	13,882,530
China Taiping Insurance Holdings Co. Ltd.[a,b]	5,948,800	13,898,456
China Telecom Corp. Ltd. Class H	136,920,000	83,680,493
China Unicom (Hong Kong) Ltd.	62,348,000	112,545,870
China Vanke Co. Ltd. Class B	739,119	953,001
China Yurun Food Group Ltd.[b]	15,325,000	23,276,880
China ZhengTong Auto Services Holdings Ltd.[a,b]	9,457,500	11,633,321
China Zhongwang Holdings Ltd.[b]	1,129,600	496,659
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	24,303,000	15,009,782
CITIC Pacific Ltd.[b]	17,391,000	32,738,322
CNOOC Ltd.	196,096,000	450,057,222
COSCO Pacific Ltd.	13,428,000	20,360,932
Country Garden Holdings Co. Ltd.[b]	31,224,000	14,131,057
CSG Holding Co. Ltd. Class B	2,702,800	2,362,776
CSR Corp Ltd. Class Hb	15,690,000	12,320,242
Dah Chong Hong Holdings Ltd.[b]	8,771,000	12,417,394
Daphne International Holdings Ltd.[b]	9,582,000	12,045,915
Datang International Power Generation Co. Ltd. Class H	28,230,000	10,264,528
Dongfang Electric Corp. Ltd. Class Hb	7,025,200	19,022,035

Security	Shares	Value

Dongfeng Motor Group Co. Ltd. Class H	27,452,000	$53,872,563
Dongyue Group Ltd.[b]	6,015,000	6,181,202
ENN Energy Holdings Ltd.	8,664,000	29,771,085
Evergrande Real Estate Group Ltd.[b]	64,563,388	41,040,461
Far East Horizon Ltd.[a]	12,085,000	10,533,492
Fosun International Ltd.[b]	12,998,000	8,094,735
Franshion Properties (China) Ltd.[b]	24,172,000	6,451,518
GCL-Poly Energy Holdings Ltd.[b]	88,214,000	30,368,810
Geely Automobile Holdings Ltd.[b]	33,150,000	14,746,251
Golden Eagle Retail Group Ltd.[b]	6,559,000	16,203,623
GOME Electrical Appliances Holdings Ltd.[b]	99,895,200	30,526,145
Great Wall Motor Co. Ltd. Class Hb	10,519,500	21,186,300
Guangdong Investment Ltd.	30,690,110	20,181,229
Guangzhou Automobile Group Co. Ltd. Class Hb	27,026,742	31,885,541
Guangzhou R&F Properties Co. Ltd. Class Hb	16,776,400	22,150,204
Haier Electronics Group Co. Ltd.[a]	8,760,000	10,956,071
Hengan International Group Co. Ltd.[b]	7,584,000	68,890,339
Hengdeli Holdings Ltd.[b]	20,411,329	8,816,477
Huabao International Holdings Ltd.[b]	15,237,000	10,805,408
Huaneng Power International Inc. Class H	41,132,000	26,358,168
Industrial and Commercial Bank of China Ltd. Class H	660,834,085	484,823,542
Inner Mongolia Yitai Coal Co. Ltd. Class B	3,677,132	20,772,119
Intime Department Store Group Co. Ltd.	10,299,000	12,814,491
Jiangsu Expressway Co. Ltd. Class H	10,476,000	11,008,600
Jiangxi Copper Co. Ltd. Class H	17,447,000	48,028,347
Kingboard Chemical Holdings Co. Ltd.	4,573,000	16,981,369
Kunlun Energy Co. Ltd.[b]	28,250,000	47,643,669
Lee & Man Paper Manufacturing Ltd.[b]	9,992,000	5,307,972
Lenovo Group Ltd.[b]	66,708,000	59,089,955
Longfor Properties Co. Ltd.[b]	18,581,500	26,977,280

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Lonking Holdings Ltd.[b]	18,427,000	$7,484,179
Metallurgical Corp. of China Ltd. Class H	3,616,000	993,086
Minmetals Resources Ltd.[a]	17,056,000	9,786,248
Nine Dragons Paper (Holdings) Ltd.	19,386,000	17,522,062
Parkson Retail Group Ltd.[b]	9,261,000	11,009,505
PetroChina Co. Ltd. Class H	226,162,000	342,347,161
PICC Property and Casualty Co. Ltd. Class H	31,783,200	44,832,602
Ping An Insurance (Group) Co. of China Ltd. Class H	19,161,000	167,628,177
Poly (Hong Kong) Investments Ltd.[b]	27,597,458	17,613,809
Renhe Commercial Holdings Co. Ltd.[b]	144,284,000	17,301,355
Sany Heavy Equipment International Holdings Co. Ltd.[b]	10,038,000	8,852,833
Semiconductor Manufacturing International Corp.[a]	131,917,000	6,973,706
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,268,000	11,245,190
Shanghai Electric Group Co. Ltd. Class H	6,460,000	3,490,001
Shanghai Industrial Holdings Ltd.	7,081,000	25,701,117
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	5,267,900	9,794,489
Shimao Property Holdings Ltd.[b]	23,554,000	30,734,361
Shougang Fushan Resources Group Ltd.[b]	17,590,000	7,552,471
Shui On Land Ltd.[b]	55,793,450	24,171,383
Sihuan Pharmaceutical Holdings Group Ltd.[b]	16,855,000	6,693,580
Sino-Ocean Land Holdings Ltd.[b]	55,745,500	32,416,443
Sinofert Holdings Ltd.[b]	40,960,000	12,199,750
Sinopec Shanghai Petrochemical Co. Ltd. Class H	33,826,000	12,909,855
Sinopharm Group Co. Ltd. Class H	9,571,600	26,040,301
Skyworth Digital Holdings Ltd.[b]	10,038,000	5,617,149
SOHO China Ltd.	30,577,500	22,315,026
Sun Art Retail Group Ltd.[a,b]	20,545,500	27,497,491
Tencent Holdings Ltd.[b]	11,133,000	289,962,995
Tingyi (Cayman Islands) Holding Corp.[b]	20,102,000	59,743,299
Tsingtao Brewery Co. Ltd. Class Hb	4,200,000	22,690,408

Security	Shares	Value

Want Want China Holdings Ltd.[b]	68,048,000	$67,734,771
Weichai Power Co. Ltd. Class Hb	3,170,000	17,493,714
Wumart Stores Inc. Class H	1,880,750	3,812,085
Yanzhou Coal Mining Co. Ltd. Class H	23,330,800	58,479,667
Yingde Gases Group Co. Ltd.	9,689,500	10,769,304
Yuexiu Property Co. Ltd.	54,552,000	10,972,719
Zhaojin Mining Industry Co. Ltd. Class H	10,519,000	21,700,685
Zhejiang Expressway Co. Ltd. Class H	31,256,000	23,737,102
Zhongsheng Group Holdings Ltd.[b]	6,165,500	11,924,456
Zhuzhou CSR Times Electric Co. Ltd. Class H	5,034,000	13,890,120
Zijin Mining Group Co. Ltd. Class Hb	72,482,000	34,765,790
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	9,975,640	15,486,250
ZTE Corp. Class H	6,625,200	19,818,281

		7,305,181,124
COLOMBIA — 0.92%
Almacenes Exito SA	1,389,466	19,755,366
Bancolombia SA	158,556	2,497,861
Bancolombia SA SP ADR[b]	2,373,914	151,693,105
Cementos Argos SA	1,637,797	10,080,174
Corporacion Financiera Colombiana SA	903,734	17,329,648
Corporacion Financiera Colombiana SA New[a]	18,136	346,130
Ecopetrol SA	45,805,253	134,751,761
Grupo de Inversiones Suramericana SA	1,251,985	22,975,445
Interconexion Electrica SA ESP	1,287,746	8,289,274
Inversiones Argos SA	1,114,953	10,576,629

		378,295,393
CZECH REPUBLIC — 0.37%
CEZ AS	2,353,091	101,885,633
Komercni Banka AS	218,453	42,898,271
Telefonica O2 Czech Republic AS	296,349	6,463,455

		151,247,359
EGYPT — 0.37%
Orascom Construction Industries SAE SP GDR[b]	2,078,811	93,712,800

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Orascom Telecom Holding SAE SP GDR[a,c]	12,096,293	$41,720,115
Orascom Telecom Media and Technology Holding SAE SP GDR[c]	11,411,695	14,854,181

		150,287,096
HUNGARY — 0.40%
Magyar Telekom Telecommunications PLC	3,669,179	10,075,307
MOL Hungarian Oil and Gas PLC[a]	627,702	54,537,730
OTP Bank Nyrt	2,504,022	46,513,912
Richter Gedeon Nyrt	282,718	51,098,129

		162,225,078
INDIA — 6.53%
ACC Ltd.	594,402	15,840,007
Adani Enterprises Ltd.	1,408,868	10,772,766
Adani Ports and Special Economic Zone Ltd.	2,016,918	6,117,422
Aditya Birla Nuvo Ltd.	92,857	1,667,201
Ambuja Cements Ltd.	5,926,991	19,440,192
Asian Paints Ltd.	163,278	10,562,764
Axis Bank Ltd.	1,570,132	37,731,544
Axis Bank Ltd. SP GDR[c]	1,077,530	26,033,125
Bajaj Auto Ltd.	597,732	21,972,536
Bank of India	672,646	5,109,008
Bharat Heavy Electricals Ltd.	4,948,884	31,035,289
Bharat Petroleum Corp. Ltd.	594,823	8,037,575
Bharti Airtel Ltd.	6,125,671	43,770,863
Canara Bank Ltd.	536,848	5,596,320
Cipla Ltd.	2,160,869	13,974,443
Coal India Ltd.	5,579,240	38,079,081
Dabur India Ltd.	1,363,425	2,894,600
DLF Ltd.	3,943,430	18,224,585
Dr. Reddy’s Laboratories Ltd.	253,470	8,495,719
Dr. Reddy’s Laboratories Ltd. SP ADR	1,528,780	51,367,008
GAIL (India) Ltd.	3,046,124	23,301,202
GMR Infrastructure Ltd.[a]	2,611,272	1,521,155
HCL Technologies Ltd.	1,304,760	12,910,495
HDFC Bank Ltd.	6,290,478	66,370,254
HDFC Bank Ltd. SP ADR	3,707,825	127,363,789
Hero Motocorp Ltd.	630,064	25,018,722
Hindalco Industries Ltd.	9,365,786	28,454,714

Security	Shares	Value

Hindustan Unilever Ltd.	7,629,857	$59,189,382
Housing Development Finance Corp. Ltd.	11,637,021	157,459,508
ICICI Bank Ltd.	2,036,282	37,655,221
ICICI Bank Ltd. SP ADR	2,086,814	75,751,348
Idea Cellular Ltd.[a]	7,106,048	13,701,725
Infosys Ltd.	3,112,348	183,111,607
Infosys Ltd. SP ADR	2,107,428	121,556,447
Infrastructure Development Finance Co. Ltd.	6,984,699	20,151,733
ITC Ltd.	21,987,687	93,159,421
Jaiprakash Associates Ltd.	7,362,795	11,425,027
Jindal Steel & Power Ltd.	3,103,298	36,899,549
JSW Steel Ltd.	684,326	11,290,471
Kotak Mahindra Bank Ltd.	1,860,479	20,793,254
Larsen & Toubro Ltd.	624,621	16,670,792
Larsen & Toubro Ltd. SP GDR[c]	1,796,098	48,315,036
LIC Housing Finance Ltd.	3,243,725	17,234,564
Lupin Ltd.	1,177,098	11,548,818
Mahanagar Telephone Nigam Ltd. SP ADR[a]	1,224,615	1,506,276
Mahindra & Mahindra Ltd.	2,724,573	39,462,113
Maruti Suzuki India Ltd.	346,366	8,867,987
NTPC Ltd.	3,639,991	13,446,651
Oil & Natural Gas Corp. Ltd.	7,296,997	43,653,938
Piramal Healthcare Ltd.	147,876	1,365,311
Power Finance Corp. Ltd.	2,838,810	11,529,588
Power Grid Corp. of India Ltd.	7,632,046	17,596,841
Ranbaxy Laboratories Ltd.	790,990	6,921,364
Reliance Capital Ltd.	840,517	6,929,420
Reliance Communications Ltd.	3,084,973	5,948,377
Reliance Industries Ltd.	5,955,596	99,735,879
Reliance Industries Ltd. SP GDR[b,d]	4,693,313	154,409,998
Reliance Infrastructure Ltd.	798,010	9,670,233
Reliance Power Ltd.[a]	3,793,656	9,246,117
Rural Electrification Corp. Ltd.	1,196,586	5,266,346
Satyam Computer Services Ltd.[a]	4,695,038	6,586,082
Sesa Goa Ltd.	2,272,643	9,941,944
Shriram Transport Finance Co. Ltd.	730,490	8,160,442
Siemens Ltd.	297,708	4,836,768
State Bank of India	960,608	44,052,530
State Bank of India SP GDR	190,394	17,259,216
Sterlite Industries (India) Ltd.	3,445,505	8,763,154

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Sterlite Industries (India) Ltd. SP ADR	5,434,093	$53,906,203
Sun Pharmaceuticals Industries Ltd.	2,382,941	26,761,288
Suzlon Energy Ltd.[a]	3,963,719	2,151,294
Tata Communications Ltd. SP ADR	5,427,363	51,288,580
Tata Consultancy Services Ltd.	4,961,431	123,701,706
Tata Motors Ltd.	5,690,711	31,460,888
Tata Motors Ltd. SP ADR	3,125,181	85,317,441
Tata Power Co. Ltd.	6,778,631	15,891,955
Tata Steel Ltd.	2,563,909	24,720,979
Titan Industries Ltd.	2,295,000	10,695,327
Ultratech Cement Ltd.	432,955	12,424,157
Unitech Ltd.[a]	10,108,848	6,672,541
United Phosphorus Ltd.	657,544	2,090,966
United Spirits Ltd.	436,874	5,104,143
Wipro Ltd. SP ADR	8,196,664	89,999,371
Zee Entertainment Enterprises Ltd.	2,130,915	5,528,379

		2,680,448,075
INDONESIA — 2.60%
PT Adaro Energy Tbk	115,097,500	24,499,690
PT Aneka Tambang Tbk	139,424,599	30,296,254
PT Astra Agro Lestari Tbk	4,316,000	10,670,377
PT Astra International Tbk	22,384,000	175,821,109
PT Bank Central Asia Tbk	146,024,500	123,036,164
PT Bank Danamon Indonesia Tbk	39,281,716	19,488,434
PT Bank Mandiri Persero Tbk	101,269,900	72,415,838
PT Bank Negara Indonesia (Persero) Tbk	76,882,276	32,176,341
PT Bank Rakyat Indonesia Tbk	125,682,622	96,143,026
PT Bumi Resources Tbk	179,989,500	48,888,500
PT Charoen Pokphand Indonesia Tbk	87,741,445	26,020,883
PT Gudang Garam Tbk	6,552,000	41,222,395
PT Indo Tambangraya Megah Tbk	3,834,500	18,428,556
PT Indocement Tunggal Prakarsa Tbk	8,133,000	15,734,019
PT Indofood Sukses Makmur Tbk	50,262,500	28,418,930
PT Indosat Tbk	2,388,560	1,443,199
PT Kalbe Farma Tbk	32,545,403	12,628,482
PT Perusahaan Gas Negara Tbk	139,543,000	58,013,997
PT Semen Gresik (Persero) Tbk	25,964,000	32,383,038

Security	Shares	Value

PT Tambang Batubara Bukit Asam Tbk	4,945,500	$11,376,843
PT Telekomunikasi Indonesia Tbk	101,994,500	79,718,539
PT Unilever Indonesia Tbk	4,699,500	10,029,421
PT United Tractors Tbk	26,195,653	84,221,057
PT Vale Indonesia Tbk	16,249,500	6,530,425
PT XL Axiata Tbk	18,293,500	9,582,792

		1,069,188,309
MALAYSIA — 3.32%
AirAsia Bhd	16,580,400	20,258,476
Alliance Financial Group Bhd	7,834,700	10,148,101
AMMB Holdings Bhd	27,163,975	55,588,438
Axiata Group Bhd	26,909,700	46,444,049
Berjaya Corp. Bhd	11,697,100	3,768,219
Berjaya Sports Toto Bhd	15,129,600	22,122,400
British American Tobacco (Malaysia) Bhd	1,582,500	27,576,865
Bumi Armada Bhd[a]	9,446,200	12,676,923
Bursa Malaysia Bhd	6,839,100	16,849,460
CIMB Group Holdings Bhd	40,931,300	97,836,123
DiGi.Com Bhd	23,480,200	31,510,734
Gamuda Bhd	33,250,300	40,515,305
Genting Bhd	24,907,700	88,139,416
Genting Malaysia Bhd	48,864,200	63,782,014
Genting Plantations Bhd	4,271,400	13,261,232
Hong Leong Bank Bhd	2,115,700	8,546,143
Hong Leong Financial Group Bhd	726,700	2,925,723
IJM Corp. Bhd	19,907,120	39,076,570
IOI Corp. Bhd	40,023,720	72,150,922
Kuala Lumpur Kepong Bhd	6,173,500	48,266,857
Lafarge Malayan Cement Bhd	3,803,900	9,117,677
Malayan Banking Bhd	31,224,600	91,208,563
Malaysia Airports Holdings Bhd	4,744,300	9,059,388
Malaysia Marine and Heavy Engineering Holdings Bhd	5,173,900	9,206,105
Maxis Communications Bhd	18,287,500	36,141,546
MISC Bhd	7,698,000	14,442,584
MMC Corp. Bhd	13,394,800	12,252,296
Parkson Holdings Bhd	7,833,910	14,671,419
Petronas Chemicals Group Bhd	19,207,400	42,960,968
Petronas Dagangan Bhd	1,197,800	7,261,575
Petronas Gas Bhd	4,033,400	22,620,971

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

PPB Group Bhd	5,389,600	$30,946,794
Public Bank Bhd Foreign	6,008,300	27,358,775
RHB Capital Bhd	3,307,500	8,778,042
Sime Darby Bhd	30,863,473	99,838,776
SP Setia Bhd	19,908,600	26,185,907
Telekom Malaysia Bhd	13,730,300	23,789,103
Tenaga Nasional Bhd	38,231,250	80,150,976
UEM Land Holdings Bhd[a]	10,845,600	8,363,657
UMW Holdings Bhd	8,292,300	19,793,004
YTL Corp. Bhd	42,554,740	24,860,890
YTL Power International Bhd	36,682,460	22,777,291

		1,363,230,277
MEXICO — 4.41%
Alfa SAB de CV Series A	5,764,400	77,309,345
America Movil SAB de CV Series L	436,207,800	526,907,510
Arca Continental SAB de CV	5,898,836	27,449,960
Cemex SAB de CV CPO[a,b]	104,393,079	80,148,551
Coca-Cola FEMSA SAB de CV Series L	225,200	2,238,355
Compartamos SAB de CV	10,879,200	12,248,190
El Puerto de Liverpool SA de CV Series C1[b]	2,120,400	16,964,195
Fomento Economico Mexicano SAB de CV BD Units	26,367,300	194,747,573
Grupo Aeroportuario del Pacifico SAB de CV Series B	130,500	490,249
Grupo Bimbo SAB de CV Series Ab	3,359,800	7,607,193
Grupo Carso SAB de CV Series A1	1,545,141	4,826,112
Grupo Elektra SA de CVb	467,735	40,960,867
Grupo Financiero Banorte SAB de CV Series O	16,524,956	67,880,160
Grupo Financiero Inbursa SAB de CV Series O	11,175,500	21,852,098
Grupo Mexico SAB de CV Series B	42,327,588	133,993,514
Grupo Modelo SAB de CV Series C	11,969,398	78,654,306
Grupo Televisa SAB CPO	29,625,100	127,227,766
Industrias Penoles SAB de CV	1,490,523	74,279,681
Kimberly-Clark de Mexico SAB de CV Series A	10,409,500	57,823,774
Mexichem SAB de CV	1,449,000	5,247,463
Minera Frisco SAB de CV Series A1[a]	2,290,341	9,997,243

Security	Shares	Value

Urbi Desarrollos Urbanos SAB de CVa	5,359,800	$6,260,538
Wal-Mart de Mexico SAB de CV Series V	74,969,900	234,865,243

		1,809,979,886
PERU — 0.62%
Compania de Minas Buenaventura SA SP ADR	2,481,982	99,601,938
Credicorp Ltd.	668,376	82,136,727
Southern Copper Corp.	2,207,571	70,995,471

		252,734,136
PHILIPPINES — 0.80%
Aboitiz Equity Ventures Inc.	20,674,900	23,066,138
Aboitiz Power Corp.	3,987,764	2,984,644
Alliance Global Group Inc.	5,665,580	1,515,945
Ayala Corp.	3,344,776	31,370,721
Ayala Land Inc.	52,309,100	25,080,962
Bank of the Philippine Islands	15,320,044	23,900,057
BDO Unibank Inc.	340	521
Energy Development Corp.	7,000	892
Globe Telecom Inc.	667,810	18,118,573
International Container Terminal Services Inc.	7,940,800	10,957,951
Jollibee Foods Corp.	16,077,909	36,852,651
Manila Electric Co.	4,472,595	27,575,162
Metropolitan Bank & Trust Co.	268,695	509,047
Philippine Long Distance Telephone Co.	490,075	32,759,545
San Miguel Corp.	4,917,756	12,997,461
SM Investments Corp.	2,550,701	38,032,321
SM Prime Holdings Inc.	87,231,520	33,378,732
Universal Robina Corp.	8,448,000	10,472,319

		329,573,642
POLAND — 1.32%
Asseco Poland SA	627,606	10,961,748
Bank Handlowy w Warszawie SA	344,698	8,649,542
Bank Millennium SA	4,469,610	6,323,788
Bank Pekao SA	1,308,796	65,726,074
BRE Bank SAa	153,267	15,029,842
Cyfrowy Polsat SAa	2,491,782	11,508,450
ENEA SA	1,217,552	6,609,404
Globe Trade Centre SAa	1,228,959	3,501,547

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Grupa Lotos SAa	678,426	$6,178,442
Jastrzebska Spolka Weglowa SAa	467,291	15,776,229
Kernel Holding SAa	466,278	11,040,653
KGHM Polska Miedz SA	1,499,345	71,832,795
Polska Grupa Energetyczna SAb	4,618,264	29,816,572
Polski Koncern Naftowy Orlen SAa	3,531,353	40,797,404
Polskie Gornictwo Naftowe i Gazownictwo SA	19,037,526	22,538,776
Powszechna Kasa Oszczednosci Bank Polski SA	7,111,701	78,644,951
Powszechny Zaklad Ubezpieczen SA	535,617	58,342,890
Synthos SA	6,423,903	10,864,776
Tauron Polska Energia SA	11,728,094	19,454,320
Telekomunikacja Polska SA	7,953,994	43,953,866
TVN SA	1,537,350	5,420,264

		542,972,333
RUSSIA — 6.48%
Federal Grid Co. of Unified Energy System OJSC	2,281,158,500	27,086,561
Gazprom OAO	113,939,947	756,960,613
IDGC Holding JSC[a]	185,061,700	18,813,392
Inter RAO UES OJSC	8,777,541,700	10,725,937
LSR Group OJSC SP GDR[c]	1,945,107	10,299,342
LUKOIL OAO	5,154,051	330,801,336
Magnit OJSC SP GDR[b,c]	2,440,924	71,934,030
Mechel OAO SP ADR[b]	1,730,607	19,209,738
MMC Norilsk Nickel OJSC	571,124	112,973,664
Mobile TeleSystems OJSC SP ADR	5,445,481	99,380,028
NovaTek OAO SP GDR[c]	982,648	142,582,225
Novolipetsk Steel OJSC SP GDR[c]	1,194,089	28,622,313
Rosneft Oil Co. OJSC	16,963,487	131,219,525
Rostelecom OJSC[a]	13,521,240	68,034,307
RusHydro OJSC	1,244,189,100	50,555,430
RusHydro OJSC SP ADR	1,387,659	5,729,644
Sberbank of Russia	97,330,681	333,786,101
Severstal OAO	2,725,233	41,799,654
Sistema JSFC SP GDR[c]	1,081,994	23,587,469
Surgutneftegas OJSC	81,326,110	84,485,622
Tatneft OAO	16,734,910	111,384,674
TMK OAO SP GDR[c]	694,686	10,017,372

Security	Shares	Value

Uralkali OJSC	12,548,715	$102,120,725
VTB Bank OJSC	27,215,252,000	67,509,475

		2,659,619,177
SOUTH AFRICA — 7.70%
Absa Group Ltd.	2,045,814	43,798,466
African Bank Investments Ltd.	13,629,430	71,877,306
African Rainbow Minerals Ltd.	540,951	13,868,304
Anglo American Platinum Ltd.[b]	609,927	48,470,293
AngloGold Ashanti Ltd.	3,993,200	174,591,953
ArcelorMittal South Africa Ltd.	3,862,409	33,801,652
Aspen Pharmacare Holdings Ltd.[a]	971,996	14,175,105
Aveng Ltd.	2,695,873	13,099,058
Barloworld Ltd.	2,237,651	26,788,018
Bidvest Group Ltd.	3,467,080	81,816,238
Discovery Holdings Ltd.	223,118	1,465,052
Exxaro Resources Ltd.[b]	2,127,681	60,258,878
FirstRand Ltd.	40,834,035	130,994,260
Foschini Group Ltd. (The)	3,852,927	61,128,019
Gold Fields Ltd.	7,709,060	122,927,751
Growthpoint Properties Ltd.	2,758,379	7,608,479
Harmony Gold Mining Co. Ltd.	4,171,391	55,430,419
Impala Platinum Holdings Ltd.	5,220,601	117,092,484
Imperial Holdings Ltd.	2,733,450	54,073,161
Investec Ltd.	5,484,742	36,264,582
Kumba Iron Ore Ltd.[b]	702,610	53,826,969
Liberty Holdings Ltd.	1,283,483	15,401,382
Life Healthcare Group Holdings Ltd.	7,870,396	22,976,714
Massmart Holdings Ltd.	477,160	11,265,797
MMI Holdings Ltd.	7,576,676	19,403,906
MTN Group Ltd.	17,641,099	320,372,701
Naspers Ltd. Class N	4,280,339	239,531,682
Nedbank Group Ltd.	3,945,517	85,056,708
Netcare Ltd.	22,365,468	41,277,440
Northam Platinum Ltd.	657,267	3,040,991
Pick’n Pay Stores Ltd.	5,873,646	33,955,858
Pretoria Portland Cement Co. Ltd.	6,302,827	26,733,421
Redefine Properties Ltd.	1,912,263	2,014,881
Remgro Ltd.	2,379,300	42,513,277
Reunert Ltd.	2,417,467	22,616,500

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

RMB Holdings Ltd.	1,971,895	$8,271,150
RMI Holdings	1,878,270	4,033,760
Sanlam Ltd.	24,601,101	101,901,959
Sappi Ltd.[a]	2,730,225	9,670,967
Sasol Ltd.	6,307,393	338,515,891
Shoprite Holdings Ltd.	5,678,837	103,664,577
SPAR Group Ltd. (The)	1,910,625	29,556,191
Standard Bank Group Ltd.	12,932,769	191,920,612
Steinhoff International Holdings Ltd.[a,b]	4,721,707	17,016,702
Telkom South Africa Ltd.	166,361	577,000
Tiger Brands Ltd.	2,303,648	80,548,214
Truworths International Ltd.	6,784,657	73,609,276
Vodacom Group Ltd.	1,536,989	21,352,227
Woolworths Holdings Ltd.	11,954,033	72,396,173

		3,162,552,404
SOUTH KOREA — 14.26%
AmorePacific Corp.	42,070	38,583,048
BS Financial Group Inc.	1,400,790	17,467,224
Celltrion Inc.[b]	862,072	26,970,453
Cheil Industries Inc.[b]	529,395	45,239,145
CJ CheilJedang Corp.	95,593	27,471,586
CJ Corp.[b]	155,803	11,559,274
Daelim Industrial Co. Ltd.	254,311	28,642,594
Daewoo Engineering & Construction Co. Ltd.[a,b]	411,050	3,894,728
Daewoo International Corp.[b]	252,316	7,950,246
Daewoo Securities Co. Ltd.	1,560,610	19,460,108
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	1,043,480	33,532,017
DGB Financial Group Inc.	842,100	11,328,615
Dongbu Insurance Co. Ltd.	254,730	11,122,984
Dongkuk Steel Mill Co. Ltd.	372,710	8,395,532
Doosan Corp.[b]	152,820	23,427,232
Doosan Heavy Industries & Construction Co. Ltd.	407,588	25,721,882
Doosan Infracore Co. Ltd.[a,b]	928,190	18,792,378
E-Mart Co. Ltd.	243,751	59,155,196
GS Engineering & Construction Corp.	343,875	29,754,497
GS Holdings Corp.	482,819	27,880,049
Hana Financial Group Inc.	2,299,440	81,085,976

Security	Shares	Value

Hankook Tire Co. Ltd.	959,090	$36,735,575
Hanwha Chemical Corp.[b]	822,430	20,510,668
Hanwha Corp.	376,920	11,910,096
Honam Petrochemical Corp.[a,b]	143,085	45,276,623
Hynix Semiconductor Inc.[a,b]	5,423,970	146,420,160
Hyosung Corp.[b]	248,992	14,800,749
Hyundai Department Store Co. Ltd.	111,919	16,706,941
Hyundai Development Co.[a,b]	404,490	8,948,694
Hyundai Engineering & Construction Co. Ltd.	775,302	58,699,036
Hyundai Glovis Co. Ltd.[b]	113,626	18,840,754
Hyundai Heavy Industries Co. Ltd.	441,615	134,017,111
Hyundai Hysco Co. Ltd.[b]	344,850	11,759,840
Hyundai Marine & Fire Insurance Co. Ltd.	671,610	19,390,827
Hyundai Merchant Marine Co. Ltd.[a,b]	409,832	11,466,394
Hyundai Mipo Dockyard Co. Ltd.	130,841	18,245,052
Hyundai Mobis Co. Ltd.[b]	739,072	188,281,767
Hyundai Motor Co.	1,723,548	332,777,374
Hyundai Securities Co. Ltd.	457,710	4,520,946
Hyundai Steel Co.	605,369	61,958,703
Hyundai Wia Corp.[b]	123,878	15,336,301
Industrial Bank of Korea	1,186,490	13,787,455
Kangwon Land Inc.	646,700	14,914,175
KB Financial Group Inc.	4,307,365	158,630,082
KCC Corp.	19,183	6,155,844
Kia Motors Corp.[b]	2,594,806	163,983,807
Korea Aerospace Industries Ltd.[b]	471,420	12,683,852
Korea Electric Power Corp.[a]	1,647,376	36,960,949
Korea Electric Power Corp. SP ADR[a]	3,192,488	35,596,241
Korea Exchange Bank	2,102,900	15,319,793
Korea Gas Corp.[a]	293,270	10,197,504
Korea Investment Holdings Co. Ltd.	237,440	9,603,933
Korea Life Insurance Co. Ltd.	2,190,450	14,293,312
Korea Zinc Co. Ltd.[a]	77,407	30,340,763
Korean Air Lines Co. Ltd.[a]	365,709	17,260,216
KP Chemical Corp.[a,b]	529,350	7,901,982
KT Corp. SP ADR[a]	2,100,736	30,901,827
KT&G Corp.	1,280,174	83,763,871
Kumho Petro Chemical Co. Ltd.[a]	109,100	15,262,151
LG Chem Ltd.[b]	510,747	181,932,718
LG Corp.	1,064,787	66,529,854

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

LG Display Co. Ltd.[a,b]	2,350,012	$62,178,243
LG Display Co. Ltd. SP ADR[a]	672,960	8,856,154
LG Electronics Inc.[b]	1,129,431	86,217,263
LG Household & Health Care Ltd.	112,955	51,897,356
LG Innotek Co. Ltd.[a,b]	131,792	11,297,551
LG Uplus Corp.	2,414,360	13,682,578
Lotte Confectionery Co. Ltd.[a,b]	4,137	6,689,609
Lotte Shopping Co. Ltd.	95,045	32,029,288
LS Corp.	123,792	9,549,487
LS Industrial Systems Co. Ltd.[b]	176,457	10,772,990
Mando Corp.[b]	115,135	17,289,933
Mirae Asset Securities Co. Ltd.	145,829	5,201,079
NCsoft Corp.[b]	182,133	45,096,732
NHN Corp.[b]	466,787	97,427,665
OCI Co. Ltd.[b]	159,854	38,365,817
ORION Corp.[b]	38,351	24,339,503
POSCO	714,029	265,513,030
S-Oil Corp.[b]	468,391	52,544,701
S1 Corp.	258,554	12,572,650
Samsung C&T Corp.	1,415,379	97,418,206
Samsung Card Co. Ltd.	296,068	11,207,830
Samsung Electro-Mechanics Co. Ltd.[b]	678,659	56,902,469
Samsung Electronics Co. Ltd.[b]	1,217,440	1,312,416,045
Samsung Engineering Co. Ltd.	314,888	66,567,755
Samsung Fire & Marine Insurance Co. Ltd.	412,916	77,879,082
Samsung Heavy Industries Co. Ltd.[b]	1,806,740	65,811,218
Samsung Life Insurance Co. Ltd.	535,708	43,719,538
Samsung SDI Co. Ltd.[b]	384,939	47,484,039
Samsung Securities Co. Ltd.	526,926	28,684,255
Samsung Techwin Co. Ltd.[b]	448,844	25,717,581
Shinhan Financial Group Co. Ltd.	4,855,728	187,939,862
Shinsegae Co. Ltd.	83,221	19,527,151
SK C&C Co. Ltd.[b]	128,242	14,386,351
SK Holdings Co. Ltd.	230,144	34,869,524
SK Innovation Co. Ltd.	647,292	107,329,921
SK Networks Co. Ltd.[b]	505,450	4,856,947
SK Telecom Co. Ltd. SP ADR	3,057,293	44,177,884
STX Pan Ocean Co. Ltd.[b]	1,837,430	12,466,061
Woongjin Coway Co. Ltd.	687,410	23,072,914
Woori Finance Holdings Co. Ltd.[a]	3,488,840	38,202,677

Security	Shares	Value

Woori Investment & Securities Co. Ltd.	890,081	$11,178,474
Yuhan Corp.	114,284	12,207,592

		5,855,603,709
TAIWAN — 10.84%
Acer Inc.	29,614,053	45,333,800
Advanced Semiconductor Engineering Inc.	46,795,654	45,846,878
Advantech Co. Ltd.	2,102,800	7,081,821
Asia Cement Corp.	23,007,848	29,468,141
ASUSTeK Computer Inc.	6,483,968	60,878,186
AU Optronics Corp.	84,296,000	45,594,856
AU Optronics Corp. SP ADR[b]	849,986	4,513,426
Capital Securities Corp.	23,546,879	10,413,302
Catcher Technology Co. Ltd.	5,095,210	37,352,625
Cathay Financial Holding Co. Ltd.	69,367,737	81,647,969
Chang Hwa Commercial Bank Ltd.	29,226,930	17,896,474
Cheng Shin Rubber Industry Co. Ltd.	21,898,871	54,009,666
Cheng Uei Precision Industry Co. Ltd.	3,274,913	7,854,176
Chicony Electronics Co. Ltd.	7,167,366	14,775,561
Chimei Innolux Corp.[a]	45,320,487	24,436,308
China Airlines Ltd.	22,085,347	10,480,698
China Development Financial Holding Corp.	42,149,771	14,281,253
China Life Insurance Co. Ltd.	15,519,280	16,128,521
China Motor Co. Ltd.	4,818,000	5,351,330
China Petrochemical Development Corp.	19,015,000	24,418,841
China Steel Corp.	132,950,332	137,943,432
Chinatrust Financial Holding Co. Ltd.	90,633,752	61,664,003
Chunghwa Telecom Co. Ltd.	50,579,410	155,544,246
Clevo Co.	8,244,000	14,807,566
Compal Electronics Inc.	45,422,908	53,773,207
Delta Electronics Inc.	21,991,000	60,446,074
E Ink Holdings Inc.	9,221,000	13,802,014
E.Sun Financial Holding Co. Ltd.	19,669,062	10,772,619
Epistar Corp.	5,762,345	15,093,910
Eternal Chemical Co. Ltd.	5,979,740	5,370,293
EVA Airways Corp.	13,168,800	8,981,985

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Evergreen Marine Corp. Ltd.	18,743,325	$13,134,865
Everlight Electronics Co. Ltd.	2,209,000	4,944,625
Far Eastern Department Stores Co. Ltd.	14,002,012	19,314,927
Far Eastern New Century Corp.	29,330,397	37,665,753
Far EasTone Telecommunications Co. Ltd.	13,839,000	29,047,023
Farglory Land Development Co. Ltd.	13,906,000	29,613,403
Feng Hsin Iron & Steel Co. Ltd.	6,192,000	10,911,199
First Financial Holding Co. Ltd.	46,084,873	29,551,635
Formosa Chemicals & Fibre Corp.	30,947,000	96,854,130
Formosa International Hotels Corp.	224,730	3,581,644
Formosa Petrochemical Corp.	8,737,000	28,800,357
Formosa Plastics Corp.	45,732,000	143,126,412
Formosa Taffeta Co. Ltd.	10,421,000	10,440,143
Foxconn Technology Co. Ltd.	5,593,945	25,785,125
Fubon Financial Holding Co. Ltd.	67,121,305	79,003,849
Giant Manufacturing Co. Ltd.	5,063,203	21,788,515
Highwealth Construction Corp.	4,306,000	8,056,538
Hiwin Technologies Corp.	1,588,960	17,783,639
Hon Hai Precision Industry Co. Ltd.	99,817,210	348,049,531
Hotai Motor Co. Ltd.	2,596,000	17,618,111
HTC Corp.	8,014,708	180,219,145
Hua Nan Financial Holdings Co. Ltd.	10,546,669	6,260,694
Inventec Corp.	17,290,050	8,234,477
KGI Securities Co. Ltd.	54,108,898	24,297,097
Kinsus Interconnect Technology Corp.	1,407,000	5,001,752
Largan Precision Co. Ltd.	1,177,000	26,386,005
LCY Chemical Corp.	4,790,397	8,881,366
Lite-On Technology Corp.	16,516,484	22,446,371
Macronix International Co. Ltd.	45,951,275	19,539,765
MediaTek Inc.	11,353,176	116,250,714
Mega Financial Holding Co. Ltd.	66,340,940	51,680,757
Motech Industries Inc.	4,809,942	9,964,807
MStar Semiconductor Inc.	3,925,331	24,970,639
Nan Kang Rubber Tire Co. Ltd.	5,040,266	8,384,440
Nan Ya Plastics Corp.	54,623,000	134,160,450
Nan Ya Printed Circuit Board Corp.	999,270	2,512,112
Novatek Microelectronics Corp. Ltd.	2,252,000	6,741,598
Pegatron Corp.	12,406,414	16,881,772
Phison Electronics Corp.	1,407,535	11,180,413

Security	Shares	Value

Pou Chen Corp.	32,270,220	$28,651,951
Powertech Technology Inc.	4,468,300	10,245,048
President Chain Store Corp.	7,235,000	38,271,959
Quanta Computer Inc.	22,549,000	55,766,509
Radiant Opto-Electronics Corp.	4,451,000	19,835,386
Realtek Semiconductor Corp.	1,491,854	3,166,815
Richtek Technology Corp.	654,150	3,916,533
Ruentex Development Co. Ltd.	14,614,608	19,463,937
Ruentex Industries Ltd.	10,622,009	21,861,190
Shin Kong Financial Holding Co. Ltd.[a]	21,651,002	7,335,827
Siliconware Precision Industries Co. Ltd.	31,914,190	37,618,271
Siliconware Precision Industries Co. Ltd. SP ADR[b]	3,878,742	22,380,341
Simplo Technology Co. Ltd.	3,423,820	24,575,657
Sino-American Silicon Products Inc.	3,404,479	7,064,676
SinoPac Financial Holdings Co. Ltd.	18,172,764	6,800,259
Standard Foods Corp.	2,228,000	7,920,329
Synnex Technology International Corp.	15,106,985	38,286,515
Taishin Financial Holdings Co. Ltd.	24,326,817	9,930,664
Taiwan Business Bank Ltd.[a]	19,513,733	6,578,483
Taiwan Cement Corp.	40,736,296	52,313,076
Taiwan Cooperative Financial Holding Co. Ltd.[a]	22,832,180	14,990,511
Taiwan Fertilizer Co. Ltd.	6,873,000	19,242,343
Taiwan Glass Industry Corp.	4,641,566	5,692,218
Taiwan Mobile Co. Ltd.	22,109,600	67,992,511
Taiwan Semiconductor Manufacturing Co. Ltd.	202,357,000	558,278,429
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[b]	10,206,971	148,205,219
Tatung Co. Ltd.[a]	26,747,284	9,026,162
Teco Electric and Machinery Co. Ltd.	32,883,000	23,267,329
TPK Holding Co. Ltd.[a]	788,500	13,223,925
Transcend Information Inc.	151,000	451,521
Tripod Technology Corp.	2,910,920	9,060,729
TSRC Corp.	9,229,500	23,579,244
Tung Ho Steel Enterprise Corp.	11,396,000	11,785,222
U-Ming Marine Transport Corp.	4,274,000	7,444,169
Uni-President Enterprises Co.	51,929,543	79,583,138

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Unimicron Technology Corp.	9,979,000	$13,069,516
United Microelectronics Corp.	105,104,000	55,419,513
United Microelectronics Corp. SP ADR[b]	18,725,152	50,932,413
Walsin Lihwa Corp.	20,637,000	8,038,293
Wan Hai Lines Ltd.	2,641,300	1,540,968
Wintek Corp.	17,185,438	15,170,844
Wistron Corp.	18,433,618	30,695,523
WPG Holdings Co. Ltd.	11,284,532	16,084,566
Yang Ming Marine Transport Corp.	30,227,075	17,583,446
Yuanta Financial Holding Co. Ltd.[a]	76,762,140	45,306,271
Yulon Motor Co. Ltd.	12,819,000	27,036,944

		4,449,713,372
THAILAND — 1.99%
Advanced Information Service PCL Foreign	1,051,900	5,561,011
Advanced Information Service PCL NVDR	7,270,400	38,435,949
Bangkok Bank PCL Foreign	9,032,400	57,898,087
Bangkok Bank PCL NVDR	7,200,800	43,064,424
Bank of Ayudhya PCL NVDR	11,079,700	9,243,761
Banpu PCL Foreign	2,024,200	43,339,884
BEC World PCL Foreign	305,800	447,106
BEC World PCL NVDR	2,277,500	3,329,898
Charoen Pokphand Foods PCL Foreign	4,764,500	5,706,695
Charoen Pokphand Foods PCL NVDR	34,667,500	41,523,108
CP All PCL Foreign	2,882,900	6,310,660
CP All PCL NVDR	18,375,300	40,223,480
Glow Energy PCL Foreign	106,600	190,200
Glow Energy PCL NVDR	3,561,200	6,354,033
Indorama Ventures PCL NVDR	19,715,380	26,219,859
IRPC PCL Foreign	98,940,900	15,495,783
Kasikornbank PCL Foreign	13,246,900	64,998,006
Kasikornbank PCL NVDR	5,556,700	26,897,623
Krung Thai Bank PCL Foreign	53,233,800	30,605,258
PTT Exploration & Production PCL Foreign	10,636,600	64,842,316
PTT Global Chemical PCL Foreign	24,574,730	60,492,892
PTT PCL Foreign	8,517,000	102,153,346
Siam Cement PCL Foreign	2,667,000	37,892,285
Siam Cement PCL NVDR	800,200	9,439,002

Security	Shares	Value

Siam Commercial Bank PCL NVDR	14,979,800	$64,344,094
Thai Oil PCL NVDR	5,615,200	14,100,618

		819,109,378
TURKEY — 1.35%
Akbank TAS[b]	12,238,912	49,209,406
Anadolu Efes Biracilik ve Malt Sanayii AS	1,449,149	21,995,160
Arcelik AS	525,896	2,421,721
Asya Katilim Bankasi ASa	16,334,824	17,027,624
BIM Birlesik Magazalar AS	915,227	32,238,300
Coca-Cola Icecek AS	151,307	1,949,888
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,744,109	8,961,501
Enka Insaat ve Sanayi AS	1,121,933	3,206,531
Eregli Demir ve Celik Fabrikalari TAS[b]	10,596,992	24,884,828
Ford Otomotiv Sanayi AS	755,824	7,121,226
Haci Omer Sabanci Holding AS	4,841,387	20,963,307
KOC Holding AS	5,737,650	23,923,991
Koza Altin Isletmeleri AS	492,690	9,792,000
Migros Ticaret ASa	1	6
TAV Havalimanlari Holding ASa	1,763,506	9,070,296
Turk Hava Yollari AOa	4,843,068	7,378,540
Turk Telekomunikasyon AS	3,937,851	16,915,652
Turkcell Iletisim Hizmetleri ASa	6,779,015	37,274,002
Turkiye Garanti Bankasi AS	25,173,020	95,735,189
Turkiye Halk Bankasi AS	3,042,538	20,998,644
Turkiye Is Bankasi AS	16,094,237	38,347,047
Turkiye Petrol Rafinerileri AS	1,411,801	34,932,159
Turkiye Sise ve Cam Fabrikalari ASb	4,207,297	8,554,600
Turkiye Vakiflar Bankasi TAO Class Db	17,482,060	31,040,056
Yapi ve Kredi Bankasi ASa,b	16,122,530	30,842,379

		554,784,053

TOTAL COMMON STOCKS
(Cost: $35,170,662,730)		37,288,216,827

PREFERRED STOCKS — 8.94%

BRAZIL — 8.27%
AES Tiete SA	1,138,400	16,874,763
Banco Bradesco SA	20,360,080	369,989,222

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Security	Shares	Value

Banco do Estado do Rio Grande do Sul SA Class B	1,990,500	$23,720,444
Bradespar SA	2,436,200	51,380,279
Braskem SA Class A	1,682,700	15,269,652
Centrais Eletricas Brasileiras SA Class B	2,441,137	37,138,155
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,135,186	52,630,209
Companhia de Bebidas das Americas	8,050,123	323,992,952
Companhia de Transmissao de Energia Electrica Paulista	380,722	12,826,001
Companhia Energetica de Minas Gerais	4,133,989	94,795,938
Companhia Energetica de Sao Paulo Class B	1,804,200	39,522,373
Companhia Paranaense de Energia Class B	1,123,275	28,283,056
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,049,200	22,592,419
Gerdau SA	9,951,785	104,044,814
GOL Linhas Aereas Inteligentes SA	1,067,906	9,323,729
Itau Unibanco Holding SA	23,898,811	512,246,633
Itausa — Investimentos Itau SA	25,465,973	177,990,376
Klabin SA	4,728,200	23,518,451
Lojas Americanas SA	3,003,480	32,013,329
Metalurgica Gerdau SA	2,962,200	39,423,537
Oi SA	2,797,061	18,897,960
Petroleo Brasileiro SA	45,596,827	645,616,439
Suzano Papel e Celulose SA Class A	1,843,000	8,823,729
TAM SA	737,228	17,175,794
Tele Norte Leste Participacoes SA	2,698,695	29,299,129
Telefonica Brasil SA	3,394,967	101,637,430
Telemar Norte Leste SA Class A	263,100	6,590,909
Usinas Siderurgicas de Minas Gerais SA Class A	5,300,100	35,963,751
Vale SA Class A	21,960,751	543,614,606

		3,395,196,079
COLOMBIA — 0.03%
Grupo Aval Acciones y Valores SA	17,527,986	12,322,045

		12,322,045

Security	Shares	Value

RUSSIA — 0.31%
AK Transneft OAO	18,780	$35,033,716
Sberbank of Russia	12,664,738	32,924,417
Surgutneftegas OJSC	87,176,500	59,652,419

		127,610,552

SOUTH KOREA — 0.33%
Hyundai Motor Co. Ltd.	53,375	3,005,766
Hyundai Motor Co. Ltd. Series 2	302,487	17,223,555
LG Chem Ltd.	86,676	9,645,947
Samsung Electronics Co. Ltd.[b]	165,090	103,446,414

		133,321,682

TOTAL PREFERRED STOCKS
(Cost: $3,326,594,265)		3,668,450,358

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	4,687	20,065

		20,065

TOTAL RIGHTS
(Cost: $0)		20,065

SHORT-TERM INVESTMENTS — 3.84%

MONEY MARKET FUNDS — 3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	1,435,704,820	1,435,704,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	106,180,396	106,180,396
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	35,369,465	35,369,465

		1,577,254,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,577,254,681)		1,577,254,681

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 103.60%
(Cost: $40,074,511,676)	$42,533,941,931
Other Assets, Less Liabilities — (3.60)%	(1,476,589,375)

NET ASSETS — 100.00%	$41,057,352,556

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 29, 2012

ASSETS
Investments, at cost:
Unaffiliated	$38,497,256,995
Affiliated (Note 2)	1,577,254,681

Total cost of investments	$40,074,511,676

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$40,956,687,250
Affiliated (Note 2)	1,577,254,681

Total fair value of investments	42,533,941,931
Foreign currencies, at value[b]	27,329,588
Cash	19,000,000
Receivables:
Investment securities sold	32,258,749
Due from custodian (Note 4)	200,223
Dividends and interest	72,428,644
Capital shares sold	59,936,606

Total Assets	42,745,095,741

LIABILITIES
Payables:
Investment securities purchased	123,179,297
Collateral for securities on loan (Note 5)	1,541,885,216
Foreign taxes (Note 1)	1,419,899
Investment advisory fees (Note 2)	21,258,773

Total Liabilities	1,687,743,185

NET ASSETS	$41,057,352,556

Net assets consist of:
Paid-in capital	$42,554,826,771
Distributions in excess of net investment income	(55,772,558)
Accumulated net realized loss	(3,903,287,149)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,461,585,492

NET ASSETS	$41,057,352,556

Shares outstanding[c]	922,950,000

Net asset value per share	$44.48

[a]	Securities on loan with a value of $1,452,597,865. See Note 5.
[b]	Cost of foreign currencies: $27,019,024.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to consolidated financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Six months ended February 29, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$256,919,677
Interest — unaffiliated	1,215
Interest — affiliated (Note 2)	15,789
Securities lending income — affiliated (Note 2)	12,375,188

269,311,869
Less: Other foreign taxes (Note 1)	(803,977)

Total investment income	268,507,892

EXPENSES
Investment advisory fees (Note 2)	114,936,258
Commitment fees (Note 7)	14,670

Total expenses	114,950,928
Less investment advisory fees waived (Note 2)	(1,890,992)

Net expenses	113,059,936

Net investment income	155,447,956

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(692,463,177)
Investments — affiliated (Note 2)	(119,037)
In-kind redemptions — unaffiliated	77,924,055
In-kind redemptions — affiliated (Note 2)	(12,443)
Foreign currency transactions	(22,911,732)

Net realized loss	(637,582,334)

Net change in unrealized appreciation/depreciation on:
Investments	2,557,830,541
Translation of assets and liabilities in foreign currencies	2,288,157

Net change in unrealized appreciation/depreciation	2,560,118,698

Net realized and unrealized gain	1,922,536,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,077,984,320

[a]	Net of foreign withholding tax of $25,065,117.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	23

Consolidated Statements of Changes in Net Assets

iSHARES® MSCI EMERGING MARKETS INDEX FUND

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$155,447,956	$729,292,060
Net realized gain (loss)	(637,582,334)	2,985,401,279
Net change in unrealized appreciation/depreciation	2,560,118,698	63,663,978

Net increase in net assets resulting from operations	2,077,984,320	3,778,357,317

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(296,184,965)	(763,134,134)

Total distributions to shareholders	(296,184,965)	(763,134,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,489,507,551	5,567,132,618
Cost of shares redeemed	(1,710,503,261)	(14,852,761,754)

Net increase (decrease) in net assets from capital share transactions	5,779,004,290	(9,285,629,136)

INCREASE (DECREASE) IN NET ASSETS	7,560,803,645	(6,270,405,953)

NET ASSETS
Beginning of period	33,496,548,911	39,766,954,864

End of period	$41,057,352,556	$33,496,548,911

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(55,772,558)	$84,964,451

SHARES ISSUED AND REDEEMED
Shares sold	184,050,000	118,800,000
Shares redeemed	(45,450,000)	(324,000,000)

Net increase (decrease) in shares outstanding	138,600,000	(205,200,000)

See notes to consolidated financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EMERGING MARKETS INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Feb. 29, 2012 (Consolidated) (Unaudited)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]
Net asset value, beginning of period	$42.71	$40.19	$35.48	$40.07	$44.78	$32.48

Income from investment operations:
Net investment income[b]	0.19	0.81	0.58	0.66	1.10	0.63
Net realized and unrealized gain (loss)[c]	1.93	2.56	4.73	(4.66)	(4.64)	12.19

Total from investment operations	2.12	3.37	5.31	(4.00)	(3.54)	12.82

Less distributions from:
Net investment income	(0.35)	(0.85)	(0.60)	(0.59)	(1.17)	(0.52)

Total distributions	(0.35)	(0.85)	(0.60)	(0.59)	(1.17)	(0.52)

Net asset value, end of period	$44.48	$42.71	$40.19	$35.48	$40.07	$44.78

Total return	5.12%[d]	8.23%	14.97%	(9.47)%	(8.36)%	39.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,057,353	$33,496,549	$39,766,955	$30,268,121	$20,302,756	$18,198,371
Ratio of expenses to average net assets[e,f]	0.68%	0.67%	0.68%	0.72%	0.72%	0.74%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.69%	0.67%	0.68%	0.72%	0.72%	0.74%
Ratio of net investment income to average net assets[e]	0.93%	1.76%	1.45%	2.32%	2.32%	1.63%
Portfolio turnover rate[g]	8%	17%	14%	5%	11%	5%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2012 and year ended August 31, 2011 would have been 7% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Emerging Markets	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of the Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 29, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$37,273,362,646	$14,854,181	$—	$37,288,216,827
Preferred Stocks	3,668,450,358	—	—	3,668,450,358
Rights	20,065	—	—	20,065
Short-Term Investments	1,577,254,681	—	—	1,577,254,681

	$42,519,087,750	$14,854,181	$—	$42,533,941,931

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount $1,886,824.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the six months period ended February 29, 2012, BFA waived its investment advisory fees for the Fund in the amount of $4,168.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Fund of $6,663,563.

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the six months ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Malaysia Index Fund	349,867	43,826	(393,693)	—	$—	$—	$(131,480)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012, aggregated $5,492,080,559 and $2,864,220,770, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 29, 2012, aggregated $4,032,621,151 and $1,013,455,143, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Consolidated Statement of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Consolidated Statement of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Fund, as follows:

Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$840,778	$20,296,564	$11,239,258	$29,973,301	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$2,378,925,480

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, the cost of investments for federal income tax purposes was $40,356,523,671. Net unrealized appreciation was $2,177,418,260, of which $5,663,584,616 represented gross unrealized appreciation on securities and $3,486,166,356 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities. The Fund did not borrow under the credit agreement during the period ended February 29, 2012.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33

Notes

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-85-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI BRIC Index Fund  |  BKF  |  NYSE Arca

iShares MSCI Emerging Markets Asia Index Fund  |  EEMA  |  NASDAQ

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund  |  EMDI  |  NASDAQ

iShares MSCI Emerging Markets Energy Sector Capped Index Fund  |  EMEY  |  NASDAQ

iShares MSCI Emerging Markets Growth Index Fund  |  EGRW  |  NASDAQ

iShares MSCI Emerging Markets Minimum Volatility Index Fund  |  EEMV  |  NYSE Arca

iShares MSCI Emerging Markets Small Cap Index Fund  |  EEMS  |  NYSE Arca

iShares MSCI Emerging Markets Value Index Fund  |  EVAL  |  NASDAQ

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.17)%	(7.32)%	(4.07)%	(4.20)%	(4.28)%	(3.93)%	(16.87)%	(17.16)%	(15.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI BRIC Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 4.76%, net of fees, while the total return for the Index was 5.77%.

PORTFOLIO ALLOCATION As of 2/29/12
Sector	Percentage of Net Assets
Financial	28.06%
Energy	24.65
Basic Materials	11.02
Communications	9.16
Consumer Non-Cyclical	9.05
Consumer Cyclical	5.15
Industrial	4.43
Utilities	4.14
Technology	2.94
Diversified	1.14
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12
Security	Percentage of Net Assets

Gazprom OAO (Russia)	4.00%
China Mobile Ltd. (China)	3.65
Petroleo Brasileiro SA Preferred (Brazil)	3.34
China Construction Bank Corp. Class H (China)	2.83
Vale SA Class A Preferred (Brazil)	2.81
Itau Unibanco Holding SA Preferred (Brazil)	2.73
Petroleo Brasileiro SA Preferred (Brazil)	2.51
Industrial and Commercial Bank of China Ltd. Class H (China)	2.51
CNOOC Ltd. (China)	2.30
Banco Bradesco SA (Brazil)	1.94

TOTAL	28.62%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
1.99%	1.22%	2.09%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Asia IndexSM (the “Index”). The Index is designed to measure the equity market performance in the emerging market countries of Asia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 1.99%, net of fees, while the total return for the Index was 2.09%.

PORTFOLIO ALLOCATION As of 2/29/12
Sector	Percentage of Net Assets
Financial	24.92%
Technology	15.41
Industrial	11.07
Consumer Cyclical	11.05
Energy	10.07
Communications	9.32
Basic Materials	8.11
Consumer Non-Cyclical	5.85
Utilities	2.40
Diversified	1.71
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12
Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	5.32%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.04
China Mobile Ltd. (China)	2.87
China Construction Bank Corp. Class H (China)	2.27
Industrial and Commercial Bank of China Ltd. Class H (China)	2.00
CNOOC Ltd. (China)	1.83
PetroChina Co. Ltd. Class H (China)	1.44
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.41
Hyundai Motor Co. (South Korea)	1.33
Bank of China Ltd. Class H (China)	1.31

TOTAL	22.82%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
1.26%	0.54%	1.35%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Consumer Discretionary IndexSM (the “Index”). The Index is designed to measure the combined equity market performance of the consumer discretionary sector of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 1.26%, net of fees, while the total return for the Index was 1.35%.

PORTFOLIO ALLOCATION As of 2/29/12
Industry	Percentage of Net Assets
Auto Manufacturers	28.37%
Retail	28.33
Media	12.31
Auto Parts & Equipment	9.71
Lodging	4.63
Electrical Components & Equipment	2.87
Real Estate	2.62
Home Furnishings	2.35
Leisure Time	2.06
Home Builders	1.42
Textiles	1.37
Holding Companies — Diversified	1.18
Other*	2.63
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12
Security	Percentage of Net Assets

Hyundai Motor Co. (South Korea)	10.01%
Naspers Ltd. Class N (South Africa)	7.27
Hyundai Mobis Co. Ltd. (South Korea)	5.84
PT Astra International Tbk (Indonesia)	5.34
Kia Motors Corp. (South Korea)	5.09
Grupo Televisa SAB CPO (Mexico)	3.71
Tata Motors Ltd. (India)	2.80
LG Electronics Inc. (South Korea)	2.64
Belle International Holdings Ltd. (China)	2.58
Genting Bhd (Malaysia)	2.43

TOTAL	47.71%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
0.51%	0.22%	0.70%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Energy Sector Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Energy 25/50 IndexSM (the “Index”). The Index is designed to measure the performance of energy-related companies in emerging market countries. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 0.51%, net of fees, while the total return for the Index was 0.70%.

PORTFOLIO ALLOCATION As of 2/29/12
Industry	Percentage of Net Assets
Oil & Gas	82.27%
Coal	9.19
Chemicals	6.52
Other*	1.91
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12
Security	Percentage of Net Assets

Gazprom OAO (Russia)	12.03%
Petroleo Brasileiro SA Preferred (Brazil)	9.87
Petroleo Brasileiro SA (Brazil)	7.18
CNOOC Ltd. (China)	6.70
LUKOIL OAO (Russia)	5.06
PetroChina Co. Ltd. Class H (China)	4.98
Sasol Ltd. (South Africa)	4.56
Reliance Industries Ltd. (India)	4.07
China Petroleum & Chemical Corp. Class H (China)	3.70
China Shenhua Energy Co. Ltd. Class H (China)	3.06

TOTAL	61.21%

*	Other includes industries which individually represent less than 1% of net assets.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
2.64%	1.97%	2.77%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Growth IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 2.64%, net of fees, while the total return for the Index was 2.77%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	21.05%
Technology	13.27
Consumer Non-Cyclical	12.79
Consumer Cyclical	12.66
Communications	10.52
Basic Materials	9.71
Energy	9.41
Industrial	7.03
Utilities	3.00
Diversified	0.47
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	6.30%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.59
Itau Unibanco Holding SA Preferred (Brazil)	2.58
CNOOC Ltd. (China)	2.19
Banco Bradesco SA Preferred (Brazil)	1.83
MTN Group Ltd. (South Africa)	1.63
Companhia de Bebidas das Americas Preferred (Brazil)	1.59
Hyundai Motor Co. (South Korea)	1.57
Sberbank of Russia (Russia)	1.56
Tencent Holdings Ltd. (China)	1.40

TOTAL	24.24%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
16.24%	16.24%	16.54%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in global emerging markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 16.24%, net of fees, while the total return for the Index was 16.54%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	22.24%
Consumer Non-Cyclical	18.07
Communications	14.72
Utilities	9.03
Energy	8.86
Consumer Cyclical	8.14
Basic Materials	6.33
Industrial	5.88
Technology	4.75
Diversified	1.67
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Ecopetrol SA (Colombia)	1.69%
CP All PCL NVDR (Thailand)	1.61
Public Bank Bhd Foreign (Malaysia)	1.49
Far EasTone Telecommunications Co. Ltd. (Taiwan)	1.47
China Minsheng Banking Corp. Ltd. Class H (China)	1.45
Advanced Information Service PCL NVDR (Thailand)	1.42
PT Unilever Indonesia Tbk (Indonesia)	1.42
Formosa Petrochemical Corp. (Taiwan)	1.40
Shoprite Holdings Ltd. (South Africa)	1.34
Credicorp Ltd. (Peru)	1.30

TOTAL	14.59%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
(2.64)%	(2.31)%	(1.11)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 8/16/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/18/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap IndexSM (the “Index”). The Index measures the performance of equity securities of small capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (0.80)%, net of fees, while the total return for the Index was 0.64%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Industrial	22.22%
Financial	18.93
Consumer Cyclical	16.20
Consumer Non-Cyclical	12.63
Basic Materials	8.43
Technology	7.87
Communications	5.65
Utilities	3.31
Energy	2.79
Diversified	1.54
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Mr Price Group Ltd. (South Africa)	0.49%
Cheil Worldwide Inc. (South Korea)	0.39
Digital China Holdings Ltd. (China)	0.37
LG International Corp. (South Korea)	0.36
BR Properties SA (Brazil)	0.36
Tongaat Hulett Ltd. (South Africa)	0.35
Aeci Ltd. (South Africa)	0.35
Lubelski Wegiel Bogdanka SA (Poland)	0.34
Nampak Ltd. (South Africa)	0.33
Soft-World International Corp. (Taiwan)	0.32

TOTAL	3.66%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
0.82%	0.23%	0.95%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Value IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 0.82%, net of fees, while the total return for the Index was 0.95%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	26.46%
Energy	18.44
Basic Materials	15.82
Communications	10.03
Industrial	7.99
Technology	5.10
Diversified	4.33
Consumer Cyclical	4.28
Utilities	4.27
Consumer Non-Cyclical	3.18
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Gazprom OAO (Russia)	3.65%
China Mobile Ltd. (China)	3.32
Petroleo Brasileiro SA Preferred (Brazil)	3.07
China Construction Bank Corp. Class H (China)	2.61
Petroleo Brasileiro SA (Brazil)	2.32
Industrial and Commercial Bank of China Ltd. Class H (China)	2.30
LUKOIL OAO (Russia)	1.69
Vale SA Class A Preferred (Brazil)	1.66
PetroChina Co. Ltd. Class H (China)	1.66
Bank of China Ltd. Class H (China)	1.50

TOTAL	23.78%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
BRIC
Actual	$1,000.00	$1,047.60	0.69%	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.47
Emerging Markets Asia
Actual	1,000.00	1,019.90	0.49	0.28
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Emerging Markets Consumer Discretionary Sector
Actual	1,000.00	1,012.60	0.68	0.39
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68	3.42
Emerging Markets Energy Sector Capped
Actual	1,000.00	1,005.10	0.68	0.39
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68	3.42

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Emerging Markets Growth
Actual	$1,000.00	$1,026.40	0.49%	$0.28
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Emerging Markets Minimum Volatility
Actual	1,000.00	1,162.40	0.25	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Emerging Markets Small Cap
Actual	1,000.00	992.00	0.69	3.42
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.47
Emerging Markets Value
Actual	1,000.00	1,008.20	0.49	0.28
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

[a]

The beginning of the period (commencement of operations) is October 18, 2011 for the iShares MSCI Emerging Markets Minimum Volatility Index Fund and February 8, 2012 for the iShares MSCI Emerging Markets Asia , iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Growth and iShares MSCI Emerging Markets Value Index Funds.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days for the iShares MSCI BRIC and iShares MSCI Emerging Markets Small Cap Index Funds, 134 days for the iShares MSCI Emerging Markets Minimum Volatility Index Fund and 21 days for the iShares MSCI Emerging Markets Asia , iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Growth and iShares MSCI Emerging Markets Value Index Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 81.61%

BRAZIL — 15.16%
ALL — America Latina Logistica SA	264,000	$1,525,436
Amil Participacoes SA	88,000	1,011,847
Anhanguera Educacional Participacoes SA	44,000	576,702
Banco do Brasil SA	314,289	5,046,510
Banco Santander (Brasil) SA Units	396,037	4,243,254
BM&F Bovespa SA	1,057,069	7,053,265
BR Malls Participacoes SA	220,000	2,811,963
BRF — Brasil Foods SA	352,000	7,338,444
Brookfield Incorporacoes SA	132,000	498,258
CCR SA	484,000	3,856,260
Centrais Eletricas Brasileiras SA	132,000	1,431,916
CETIP SA — Mercados Organizados	88,429	1,643,280
Cielo SA	134,100	4,781,498
Companhia de Saneamento Basico do Estado de Sao Paulo	44,000	1,657,027
Companhia Hering SA	88,000	2,360,465
Companhia Siderurgica Nacional SA	396,000	4,026,690
Cosan SA Industria e Comercio	88,000	1,571,429
CPFL Energia SA	132,000	2,121,045
Cyrela Brazil Realty SA	176,000	1,770,221
Diagnosticos da America SA	132,000	1,226,481
Duratex SA	132,000	736,655
EcoRodovias Infraestrutura e Logistica SA	88,000	707,782
EDP Energias do Brasil SA	44,000	1,073,171
Embraer SA	308,000	2,289,431
Fibria Celulose SA	132,041	1,192,356
HRT Participacoes em Petroleo SAa	2,000	792,102
Hypermarcas SA	132,000	857,003
JBS SAa	440,052	1,865,493
Light SA	44,000	695,006
Localiza Rent A Car SA	44,000	810,499
Lojas Renner SA	44,000	1,670,569
MMX Mineracao e Metalicos SAa	132,000	738,955
MRV Engenharia e Participacoes SA	176,000	1,415,563
Multiplan Empreendimentos Imobiliarios SA	44,000	996,516
Natura Cosmeticos SA	88,000	2,069,175
Odontoprev SA	44,000	763,995

Security	Shares	Value

OGX Petroleo e Gas Participacoes SAa	704,000	$6,950,058
PDG Realty SA Empreendimentos e Participacoes	616,000	2,625,691
Petroleo Brasileiro SA	1,628,000	24,297,096
Porto Seguro SA	44,000	549,361
Raia Drogasil SA	73,650	715,115
Redecard SA	176,000	3,648,781
Rossi Residencial SA	88,000	525,854
Souza Cruz SA	220,000	3,284,669
SulAmerica SA Units	44,000	482,927
Tele Norte Leste Participacoes SA	44,000	591,521
Tim Participacoes SA	440,069	2,655,236
Totvs SA	44,000	814,588
Tractebel Energia SA	88,000	1,552,520
Ultrapar Participacoes SA	176,000	3,985,041
Usinas Siderurgicas de Minas Gerais SA	88,000	786,992
Vale SA	704,000	17,804,413

		146,496,125
CHINA — 38.19%
Agile Property Holdings Ltd.	880,000	1,186,843
Agricultural Bank of China Ltd. Class H	10,120,000	5,036,709
Air China Ltd. Class H	880,000	664,905
Alibaba.com Ltd.[a]	660,000	1,125,005
Aluminum Corp. of China Ltd. Class Hb	1,760,000	973,529
Angang Steel Co. Ltd. Class Hb	880,000	685,328
Anhui Conch Cement Co. Ltd. Class H	660,000	2,297,665
Anta Sports Products Ltd.[b]	440,040	489,078
AviChina Industry & Technology Co. Ltd. Class Hb	1,760,000	905,450
Bank of China Ltd. Class H	36,520,000	15,915,727
Bank of Communications Co. Ltd. Class H	3,960,200	3,273,061
BBMG Corp. Class H	660,000	697,809
Beijing Capital International Airport Co. Ltd. Class H	880,000	439,109
Beijing Enterprises Holdings Ltd.[b]	220,000	1,398,455
Belle International Holdings Ltd.[b]	2,640,000	4,363,861

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

Bosideng International Holdings Ltd.	880,000	$274,585
Brilliance China Automative Holdings Ltd.[a]	880,000	1,024,588
BYD Co. Ltd. Class Ha,b	220,000	723,339
China Agri-Industries Holdings Ltd.[b]	880,000	663,770
China BlueChemical Ltd. Class H	880,000	692,136
China CITIC Bank Corp. Ltd. Class H	4,230,000	2,781,567
China Coal Energy Co. Class H	2,200,000	2,822,440
China Communications Construction Co. Ltd. Class H	2,640,000	2,702,735
China Communications Services Corp. Ltd. Class H	1,030,800	530,306
China Construction Bank Corp. Class H	32,564,370	27,375,955
China COSCO Holdings Co. Ltd. Class H	1,320,000	862,901
China Dongxiang (Group) Co. Ltd.	1,760,000	335,856
China Everbright Ltd.[b]	404,000	765,734
China Gas Holdings Ltd.	1,780,000	856,067
China International Marine Containers (Group) Co. Ltd. Class B	352,000	503,784
China Life Insurance Co. Ltd. Class H	3,960,000	12,356,332
China Longyuan Power Group Corp. Ltd. Class H	1,320,000	1,142,025
China Mengniu Dairy Co. Ltd.	880,000	2,496,229
China Merchants Bank Co. Ltd. Class H	2,200,297	5,049,871
China Merchants Holdings (International) Co. Ltd.[b]	524,000	1,814,072
China Minsheng Banking Corp. Ltd. Class H	2,066,000	2,011,205
China Mobile Ltd.	3,300,000	35,252,137
China Molybdenum Co. Ltd. Class Ha	880,000	449,321
China National Building Material Co. Ltd. Class H	1,760,000	2,546,153

China Oilfield Services Ltd. Class H	880,000	1,547,662
China Overseas Land & Investment Ltd.[b]	1,760,800	3,691,557

Security	Shares	Value

China Pacific Insurance (Group) Co. Ltd. Class H	968,000	$3,488,479
China Petroleum & Chemical Corp. Class H	8,800,000	10,087,033
China Railway Construction Corp. Ltd. Class H	1,100,000	865,170
China Railway Group Ltd. Class H	2,200,000	893,536
China Resources Cement Holdings Ltd.[b]	880,000	740,926
China Resources Enterprise Ltd.[b]	880,000	3,296,156
China Resources Land Ltd.[b]	880,000	1,683,820
China Resources Power Holdings Co. Ltd.	914,200	1,798,766
China Rongsheng Heavy Industries Group Holdings Ltd.	880,000	318,836
China Shanshui Cement Group Ltd.	880,000	819,217
China Shenhua Energy Co. Ltd. Class H	1,760,000	8,135,436
China Shipping Container Lines Co. Ltd. Class Ha	1,760,000	603,633
China Shipping Development Co. Ltd. Class H	880,000	659,231
China Southern Airlines Co. Ltd. Class Ha,b	880,000	442,513
China State Construction International Holdings Ltd.	880,000	804,466
China Taiping Insurance Holdings Co. Ltd.[a]	440,000	1,027,992
China Telecom Corp. Ltd. Class H	7,920,000	4,840,414
China Unicom (Hong Kong) Ltd.	3,529,900	6,371,907
China Vanke Co. Ltd. Class B	704,401	908,237
China Yurun Food Group Ltd.[b]	880,000	1,336,617
China ZhengTong Auto Services Holdings Ltd.[a,b]	440,000	541,228
China Zhongwang Holdings Ltd.	880,000	386,915
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	1,320,000	815,246
CITIC Pacific Ltd.	880,000	1,656,588
CNOOC Ltd.	9,680,000	22,216,434
COSCO Pacific Ltd.	880,000	1,334,348
Country Garden Holdings Co. Ltd.[b]	2,200,000	995,655
CSG Holding Co. Ltd. Class B	440,000	384,646
CSR Corp Ltd. Class H	883,000	693,357

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

Dah Chong Hong Holdings Ltd.	440,000	$622,923
Daphne International Holdings Ltd.	488,000	613,484
Datang International Power Generation Co. Ltd. Class H	1,760,000	639,942
Dongfang Electric Corp. Ltd. Class Hb	176,000	476,553
Dongfeng Motor Group Co. Ltd. Class H	1,760,000	3,453,873
Dongyue Group Ltd.	440,000	452,158
ENN Energy Holdings Ltd.	142,000	487,938
Evergrande Real Estate Group Ltd.[b]	2,640,000	1,678,146
Far East Horizon Ltd.[a]	440,000	383,512
Fosun International Ltd.	880,000	548,036
Franshion Properties (China) Ltd.[b]	1,760,000	469,745
GCL-Poly Energy Holdings Ltd.[b]	3,960,000	1,363,281
Geely Automobile Holdings Ltd.[b]	2,200,000	978,635
Golden Eagle Retail Group Ltd.[b]	440,000	1,086,994
GOME Electrical Appliances Holdings Ltd.[b]	5,720,400	1,748,050
Great Wall Motor Co. Ltd. Class Hb	660,000	1,329,242
Guangdong Investment Ltd.	1,760,000	1,157,342
Guangzhou Automobile Group Co. Ltd. Class H	1,206,454	1,423,347
Guangzhou R&F Properties Co. Ltd. Class Hb	528,000	697,129
Haier Electronics Group Co. Ltd.[a]	440,000	550,305
Hengan International Group Co. Ltd.[b]	440,000	3,996,802
Hengdeli Holdings Ltd.	1,760,000	760,215
Huabao International Holdings Ltd.[b]	880,000	624,057
Huaneng Power International Inc. Class H	1,760,000	1,127,841
Industrial and Commercial Bank of China Ltd. Class H	33,000,050	24,210,617
Inner Mongolia Yitai Coal Co. Ltd. Class B	308,485	1,742,632
Intime Department Store Group Co. Ltd.	440,000	547,468
Jiangsu Expressway Co. Ltd. Class H	880,000	924,739
Jiangxi Copper Co. Ltd. Class H	880,000	2,422,476
Kingboard Chemical Holdings Co. Ltd.	220,000	816,948

Security	Shares	Value

Kunlun Energy Co. Ltd.	880,000	$1,484,121
Lee & Man Paper Manufacturing Ltd.[b]	880,000	467,476
Lenovo Group Ltd.[b]	3,520,000	3,118,016
Longfor Properties Co. Ltd.[b]	660,000	958,211
Lonking Holdings Ltd.[b]	880,000	357,415
Metallurgical Corp. of China Ltd. Class Hb	1,760,000	483,361
Nine Dragons Paper (Holdings) Ltd.	880,000	795,389
Parkson Retail Group Ltd.[b]	880,000	1,046,147
PetroChina Co. Ltd. Class H	11,440,000	17,317,018
PICC Property and Casualty Co. Ltd. Class H	1,769,200	2,495,590
Ping An Insurance (Group) Co. of China Ltd. Class H	880,000	7,698,596
Poly (Hong Kong) Investments Ltd.[b]	888,984	567,385
Renhe Commercial Holdings Co. Ltd.[b]	6,160,000	738,657
Sany Heavy Equipment International Holdings Co. Ltd.[b]	440,000	388,050
Semiconductor Manufacturing International Corp.[a]	10,560,000	558,248
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	880,000	878,219
Shanghai Electric Group Co. Ltd. Class H	1,760,000	950,836
Shanghai Industrial Holdings Ltd.	440,000	1,597,019
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	220,000	409,041
Shimao Property Holdings Ltd.[b]	880,000	1,148,265
Shougang Fushan Resources Group Ltd.	1,760,000	755,677
Shui On Land Ltd.	1,540,000	667,174
Sihuan Pharmaceutical Holdings Group Ltd.	880,000	349,472
Sino-Ocean Land Holdings Ltd.[b]	1,760,000	1,023,454
Sinofert Holdings Ltd.[b]	880,000	262,104
Sinopec Shanghai Petrochemical Co. Ltd. Class H	880,000	335,856
Sinopharm Group Co. Ltd. Class H	352,000	957,644
Skyworth Digital Holdings Ltd.[b]	880,000	492,438
SOHO China Ltd.	1,100,000	802,764
Sun Art Retail Group Ltd.[a]	660,000	883,325

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

Tencent Holdings Ltd.	572,000	$14,897,946
Tingyi (Cayman Islands) Holding Corp.	880,000	2,615,367
Want Want China Holdings Ltd.	3,080,000	3,065,823
Weichai Power Co. Ltd. Class H	199,813	1,102,672
Wumart Stores Inc. Class H	440,000	891,834
Yanzhou Coal Mining Co. Ltd. Class H	880,000	2,205,758
Yingde Gases Group Co. Ltd.	523,500	581,839
Yuexiu Property Co. Ltd.[b]	2,640,000	531,016
Zhaojin Mining Industry Co. Ltd. Class H	440,000	907,720
Zhejiang Expressway Co. Ltd. Class H	880,000	668,309
Zhongsheng Group Holdings Ltd.	220,000	425,494
Zhuzhou CSR Times Electric Co. Ltd. Class H	440,000	1,214,075
Zijin Mining Group Co. Ltd. Class H	3,375,000	1,618,809
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	730,400	1,133,878
ZTE Corp. Class H	352,040	1,053,074

		369,106,675
INDIA — 14.29%
ACC Ltd.	28,781	766,975
Adani Enterprises Ltd.	114,751	877,432
Adani Ports and Special Economic Zone Ltd.	184,454	559,459
Aditya Birla Nuvo Ltd.	18,517	332,464
Ambuja Cements Ltd.	302,172	991,107
Asian Paints Ltd.	16,105	1,041,863
Axis Bank Ltd.	124,223	2,985,179
Bajaj Auto Ltd.	47,544	1,747,710
Bank of India	59,670	453,217
Bharat Heavy Electricals Ltd.	324,280	2,033,615
Bharat Petroleum Corp. Ltd.	63,080	852,372
Bharti Airtel Ltd.	241,560	1,726,062
Canara Bank Ltd.	48,570	506,313
Cipla Ltd.	194,503	1,257,860
Coal India Ltd.	307,359	2,097,768
Dabur India Ltd.	233,326	495,360
DLF Ltd.	224,840	1,039,099
Dr. Reddy’s Laboratories Ltd.	55,780	1,869,615

Security	Shares	Value

GAIL (India) Ltd.	222,799	$1,704,292
GMR Infrastructure Ltd.[a]	635,284	370,075
HCL Technologies Ltd.	72,617	718,539
HDFC Bank Ltd.	802,135	8,463,253
Hero Motocorp Ltd.	22,000	873,581
Hindalco Industries Ltd.	626,603	1,903,717
Hindustan Unilever Ltd.	469,785	3,644,404
Housing Development Finance Corp. Ltd.	592,896	8,022,424
ICICI Bank Ltd.	234,578	4,337,850
Idea Cellular Ltd.[a]	361,045	696,159
Infosys Ltd.	238,040	14,004,824
Infrastructure Development Finance Co. Ltd.	524,480	1,513,191
ITC Ltd.	1,234,015	5,228,386
Jaiprakash Associates Ltd.	602,636	935,125
Jindal Steel & Power Ltd.	203,469	2,419,334
JSW Steel Ltd.	48,732	804,013
Kotak Mahindra Bank Ltd.	150,480	1,681,808
Larsen & Toubro Ltd.	114,400	3,053,273
LIC Housing Finance Ltd.	134,029	712,123
Lupin Ltd.	88,901	872,231
Mahindra & Mahindra Ltd.	168,443	2,439,691
Maruti Suzuki India Ltd.	37,840	968,815
NTPC Ltd.	361,448	1,335,241
Oil & Natural Gas Corp. Ltd.	482,855	2,888,657
Piramal Healthcare Ltd.	47,150	435,327
Power Grid Corp. of India Ltd.	698,649	1,610,841
Ranbaxy Laboratories Ltd.	73,667	644,605
Reliance Capital Ltd.	39,941	329,283
Reliance Communications Ltd.	285,120	549,762
Reliance Industries Ltd.	727,406	12,181,565
Reliance Infrastructure Ltd.	58,303	706,512
Reliance Power Ltd.[a]	309,516	754,370
Rural Electrification Corp. Ltd.	136,409	600,356
Satyam Computer Services Ltd.[a]	279,268	391,750
Sesa Goa Ltd.	185,700	812,367
Shriram Transport Finance Co. Ltd.	62,520	698,423
Siemens Ltd.	33,003	536,189
State Bank of India	61,396	2,815,560
Sterlite Industries (India) Ltd.	771,408	1,961,967
Sun Pharmaceuticals Industries Ltd.	176,147	1,978,194
Suzlon Energy Ltd.[a]	363,072	197,056

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

Tata Consultancy Services Ltd.	259,600	$6,472,520
Tata Motors Ltd.	816,996	4,516,733
Tata Power Co. Ltd.	573,621	1,344,808
Tata Steel Ltd.	169,602	1,635,287
Titan Industries Ltd.	117,920	549,539
Ultratech Cement Ltd.	34,142	979,745
Unitech Ltd.[a]	548,407	361,987
United Phosphorus Ltd.	122,066	388,165
United Spirits Ltd.	45,890	536,148
Wipro Ltd.	269,301	2,375,684
Zee Entertainment Enterprises Ltd.	218,304	566,361

		138,155,580
RUSSIA — 13.97%
Federal Grid Co. of Unified Energy System OJSC	171,648,500	2,038,161
Gazprom OAO	5,815,608	38,636,021
IDGC Holding JSC[a]	1,830,800	186,119
Inter RAO UES OJSC	660,000,000	806,504
LSR Group OJSC SP GDR[c]	97,702	517,332
LUKOIL OAO	280,160	17,981,449
Magnit OJSC SP GDR[c]	123,200	3,630,704
Mechel OAO SP ADR	77,440	859,584
MMC Norilsk Nickel OJSC	27,000	5,340,852
Mobile TeleSystems OJSC SP ADR	282,040	5,147,230
NovaTek OAO SP GDR[c]	50,600	7,342,060
Novolipetsk Steel OJSC SP GDR[c]	36,520	875,385
Rosneft Oil Co. OJSC	879,032	6,799,673
Rostelecom OJSC[a]	748,000	3,763,683
RusHydro OJSC	62,920,200	2,556,651
Sberbank of Russia	4,743,200	16,266,343
Severstal OAO	110,080	1,688,408
Sistema JSFC SP GDR[c]	53,240	1,160,632
Surgutneftegas OJSC	3,966,720	4,120,827
Tatneft OAO	759,653	5,056,119
TMK OAO SP GDR[c]	32,560	469,515
Uralkali OJSC	768,570	6,254,579
VTB Bank OJSC	1,421,246,001	3,525,507

		135,023,338

TOTAL COMMON STOCKS
(Cost: $743,318,977)		788,781,718

Security	Shares	Value

PREFERRED STOCKS — 18.13%

BRAZIL — 17.55%
AES Tiete SA	44,000	$650,290
Banco Bradesco SA	1,033,562	18,726,559
Banco do Estado do Rio Grande do Sul SA Class B	88,000	1,045,575
Bradespar SA	132,000	2,775,679
Braskem SA Class A	88,000	796,190
Centrais Eletricas Brasileiras SA Class B	132,082	2,003,474
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	44,256	2,045,748
Companhia de Bebidas das Americas	408,373	16,387,093
Companhia de Transmissao de Energia Electrica Paulista	4,232	142,148
Companhia Energetica de Minas Gerais	220,093	5,031,975
Companhia Energetica de Sao Paulo Class B	88,000	1,921,998
Companhia Paranaense de Energia Class B	44,000	1,104,599
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	45,300	972,556
Gerdau SA	484,000	5,045,180
GOL Linhas Aereas Inteligentes SA	44,000	383,020
Itau Unibanco Holding SA	1,236,800	26,431,034
Itausa — Investimentos Itau SA	1,276,079	8,892,537
Klabin SA	264,000	1,309,268
Lojas Americanas SA	181,588	1,929,768
Metalurgica Gerdau SA	132,000	1,751,568
Oi SA	132,098	889,859
Petroleo Brasileiro SA	2,288,014	32,300,593
Suzano Papel e Celulose SA Class A	88,000	420,070
TAM SA	44,000	1,022,067
Tele Norte Leste Participacoes SA	132,000	1,428,850
Telefonica Brasil SA	176,464	5,267,276
Usinas Siderurgicas de Minas Gerais SA Class A	264,000	1,786,063
Vale SA Class A	1,100,000	27,148,664

		169,609,701

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 29, 2012

Security	Shares	Value

RUSSIA — 0.58%
AK Transneft OAO	880	$1,641,623
Sberbank of Russia	528,430	1,373,755
Surgutneftegas OJSC	3,812,800	2,608,991

		5,624,369

TOTAL PREFERRED STOCKS
(Cost: $143,743,525)		175,234,070

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	187	798

		798

TOTAL RIGHTS
(Cost: $0)		798

SHORT-TERM INVESTMENTS — 3.70%

MONEY MARKET FUNDS — 3.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	32,660,616	32,660,616
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	2,415,481	2,415,481

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	716,448	716,448

		35,792,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,792,545)		35,792,545

TOTAL INVESTMENTS IN SECURITIES — 103.44%
(Cost: $922,855,047)		999,809,131
Other Assets, Less Liabilities — (3.44)%		(33,278,676)

NET ASSETS — 100.00%		$966,530,455

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.13%

CHINA — 30.49%
Agile Property Holdings Ltd.	6,000	$8,092
Agricultural Bank of China Ltd. Class H	93,000	46,286
Air China Ltd. Class H	10,000	7,556
Alibaba.com Ltd.[a]	6,000	10,227
Aluminum Corp. of China Ltd. Class H	18,000	9,957
Angang Steel Co. Ltd. Class H	8,000	6,230
Anhui Conch Cement Co. Ltd. Class H	6,000	20,888
Anta Sports Products Ltd.	5,000	5,557
AviChina Industry & Technology Co. Ltd. Class H	12,000	6,174
Bank of China Ltd. Class H	336,000	146,432
Bank of Communications Co. Ltd. Class H	37,000	30,580
BBMG Corp. Class H	6,500	6,872
Beijing Capital International Airport Co. Ltd. Class H	10,000	4,990
Beijing Enterprises Holdings Ltd.	2,500	15,892
Belle International Holdings Ltd.	23,000	38,019
Bosideng International Holdings Ltd.	18,000	5,617
Brilliance China Automotive Holdings Ltd.[a]	12,000	13,972
BYD Co. Ltd. Class Ha	2,500	8,220
China Agri-Industries Holdings Ltd.	8,000	6,034
China BlueChemical Ltd. Class H	8,000	6,292
China CITIC Bank Corp. Ltd. Class H	38,000	24,988
China Coal Energy Co. Class H	21,000	26,941
China Communications Construction Co. Ltd. Class H	22,000	22,523
China Communications Services Corp. Ltd. Class H	12,000	6,174
China Construction Bank Corp. Class H	301,000	253,042
China COSCO Holdings Co. Ltd. Class H	11,500	7,518
China Everbright Ltd.	4,000	7,582
China Gas Holdings Ltd.	14,000	6,733
China Life Insurance Co. Ltd. Class H	37,000	115,451
China Longyuan Power Group Corp. Ltd. Class H	10,000	8,652
China Mengniu Dairy Co. Ltd.	6,000	17,020
China Merchants Bank Co. Ltd. Class H	19,500	44,754
China Merchants Holdings (International) Co. Ltd.	6,000	20,772
China Mobile Ltd.	30,000	320,474

Security	Shares	Value

China Molybdenum Co. Ltd. Class Ha	11,000	$5,617
China National Building Material Co. Ltd. Class H	14,000	20,254
China Oilfield Services Ltd. Class H	8,000	14,070
China Overseas Land & Investment Ltd.	20,000	41,930
China Pacific Insurance (Group) Co. Ltd. Class H	8,800	31,713
China Petroleum & Chemical Corp. Class H	84,000	96,285
China Railway Construction Corp. Ltd. Class H	9,500	7,472
China Railway Group Ltd. Class H	19,000	7,717
China Resources Cement Holdings Ltd.	10,000	8,420
China Resources Enterprise Ltd.	6,000	22,474
China Resources Gas Group Ltd.	4,000	6,189
China Resources Land Ltd.	10,000	19,134
China Resources Power Holdings Co. Ltd.	8,000	15,741
China Rongsheng Heavy Industries Group Holdings Ltd.	16,500	5,978
China Shanshui Cement Group Ltd.	8,000	7,447
China Shenhua Energy Co. Ltd. Class H	17,000	78,581
China Shipping Container Lines Co. Ltd. Class Ha	23,000	7,888
China Shipping Development Co. Ltd. Class H	8,000	5,993
China Southern Airlines Co. Ltd. Class Ha	10,000	5,029
China State Construction International Holdings Ltd.	8,000	7,313
China Taiping Insurance Holdings Co. Ltd.[a]	3,800	8,878
China Telecom Corp. Ltd. Class H	70,000	42,781
China Unicom (Hong Kong) Ltd.	30,000	54,154
China Yurun Food Group Ltd.	7,000	10,632
China ZhengTong Auto Services Holdings Ltd.[a]	5,500	6,765
China Zhongwang Holdings Ltd.	14,000	6,155
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	11,000	6,794
CITIC Pacific Ltd.	6,000	11,295
CNOOC Ltd.	89,000	204,263
COSCO Pacific Ltd.	8,000	12,130
Country Garden Holdings Co. Ltd.	20,000	9,051
CSR Corp Ltd. Class H	9,000	7,067
Dah Chong Hong Holdings Ltd.	4,000	5,663
Daphne International Holdings Ltd.	6,000	7,543

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

Datang International Power Generation Co. Ltd. Class H	16,000	$5,818
Dongfang Electric Corp. Ltd. Class H	1,600	4,332
Dongfeng Motor Group Co. Ltd. Class H	14,000	27,474
Dongyue Group Ltd.	7,000	7,193
ENN Energy Holdings Ltd.	2,000	6,872
Evergrande Real Estate Group Ltd.	25,000	15,892
Far East Horizon Ltd.[a]	6,000	5,230
Fosun International Ltd.	9,000	5,605
Franshion Properties (China) Ltd.	26,000	6,939
GCL-Poly Energy Holdings Ltd.	34,000	11,705
Geely Automobile Holdings Ltd.	25,000	11,121
Golden Eagle Retail Group Ltd.	3,000	7,411
GOME Electrical Appliances Holdings Ltd.	50,000	15,279
Great Wall Motor Co. Ltd. Class H	5,000	10,070
Guangdong Investment Ltd.	14,000	9,206
Guangzhou Automobile Group Co. Ltd. Class H	12,000	14,157
Guangzhou R&F Properties Co. Ltd. Class H	6,000	7,922
Haier Electronics Group Co. Ltd.[a]	5,000	6,253
Hengan International Group Co. Ltd.	3,500	31,793
Hengdeli Holdings Ltd.	16,000	6,911
Huabao International Holdings Ltd.	10,000	7,092
Huaneng Power International Inc. Class H	16,000	10,253
Industrial and Commercial Bank of China Ltd. Class H	304,000	223,031
Intime Department Store Group Co. Ltd.	4,500	5,599
Jiangsu Expressway Co. Ltd. Class H	6,000	6,305
Jiangxi Copper Co. Ltd. Class H	7,000	19,270
Kingboard Chemical Holdings Co. Ltd.	3,000	11,140
Kunlun Energy Co. Ltd.	12,000	20,238
Lee & Man Paper Manufacturing Ltd.	14,000	7,437
Lenovo Group Ltd.	32,000	28,346
Longfor Properties Co. Ltd.	6,500	9,437
Lonking Holdings Ltd.	14,000	5,686
Metallurgical Corp. of China Ltd. Class H	24,000	6,591
Minmetals Resources Ltd.[a]	12,000	6,885
Nine Dragons Paper (Holdings) Ltd.	8,000	7,231
Parkson Retail Group Ltd.	7,000	8,322
PetroChina Co. Ltd. Class H	106,000	160,455
PICC Property and Casualty Co. Ltd. Class H	14,000	19,748

Security	Shares	Value

Ping An Insurance (Group) Co. of China Ltd. Class H	8,500	$74,361
Poly (Hong Kong) Investments Ltd.	12,000	7,659
Renhe Commercial Holdings Co. Ltd.	50,000	5,996
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	5,292
Semiconductor Manufacturing International Corp.[a]	100,000	5,286
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,984
Shanghai Electric Group Co. Ltd. Class H	14,000	7,563
Shanghai Industrial Holdings Ltd.	3,000	10,889
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	2,800	5,206
Shimao Property Holdings Ltd.	7,500	9,786
Shougang Fushan Resources Group Ltd.	14,000	6,011
Shui On Land Ltd.	17,000	7,365
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	5,560
Sino-Ocean Land Holdings Ltd.	15,500	9,013
Sinofert Holdings Ltd.	18,000	5,361
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	6,106
Sinopharm Group Co. Ltd. Class H	4,000	10,882
Skyworth Digital Holdings Ltd.	12,000	6,715
SOHO China Ltd.	10,500	7,663
Sun Art Retail Group Ltd.[a]	9,500	12,715
Tencent Holdings Ltd.	5,100	132,831
Tingyi (Cayman Islands) Holding Corp.	10,000	29,720
Want Want China Holdings Ltd.	30,000	29,862
Weichai Power Co. Ltd. Class H	2,000	11,037
Wumart Stores Inc. Class H	3,000	6,081
Yanzhou Coal Mining Co. Ltd. Class H	10,000	25,065
Yingde Gases Group Co. Ltd.	5,000	5,557
Yuexiu Property Co. Ltd.	34,000	6,839
Zhaojin Mining Industry Co. Ltd. Class H	4,000	8,252
Zhejiang Expressway Co. Ltd. Class H	10,000	7,594
Zhongsheng Group Holdings Ltd.	3,000	5,802
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,000	8,278
Zijin Mining Group Co. Ltd. Class H	30,000	14,389

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	6,200	$9,625
ZTE Corp. Class H	3,000	8,974

		3,402,495

INDIA — 11.32%
ACC Ltd.	264	7,035
Adani Enterprises Ltd.	1,061	8,113
Adani Ports and Special Economic Zone Ltd.	1,958	5,939
Aditya Birla Nuvo Ltd.	287	5,153
Ambuja Cements Ltd.	3,033	9,948
Asian Paints Ltd.	145	9,380
Axis Bank Ltd.	1,122	26,963
Bajaj Auto Ltd.	436	16,027
Bank of India	753	5,719
Bharat Heavy Electricals Ltd.	2,860	17,936
Bharat Petroleum Corp. Ltd.	475	6,418
Bharti Airtel Ltd.	2,842	20,307
Canara Bank Ltd.	572	5,963
Cipla Ltd.	1,618	10,464
Coal India Ltd.	2,645	18,052
Dabur India Ltd.	2,683	5,696
DLF Ltd.	1,859	8,591
Dr. Reddy’s Laboratories Ltd.	504	16,893
GAIL (India) Ltd.	1,916	14,656
HCL Technologies Ltd.	620	6,135
HDFC Bank Ltd.	7,642	80,630
Hero Motocorp Ltd.	204	8,100
Hindalco Industries Ltd.	5,020	15,252
Hindustan Unilever Ltd.	4,445	34,483
Housing Development Finance Corp. Ltd.	5,446	73,689
ICICI Bank Ltd.	2,124	39,277
Idea Cellular Ltd.[a]	3,275	6,315
Infosys Ltd.	2,142	126,022
Infrastructure Development Finance Co. Ltd.	4,470	12,896
ITC Ltd.	11,347	48,076
Jaiprakash Associates Ltd.	4,228	6,561
Jindal Steel & Power Ltd.	1,762	20,951
JSW Steel Ltd.	417	6,880
Kotak Mahindra Bank Ltd.	1,351	15,099
Larsen & Toubro Ltd.	1,024	27,330

Security	Shares	Value

LIC Housing Finance Ltd.	1,388	$7,375
Lupin Ltd.	751	7,368
Mahindra & Mahindra Ltd.	1,525	22,088
Maruti Suzuki India Ltd.	337	8,628
NTPC Ltd.	2,951	10,901
Oil & Natural Gas Corp. Ltd.	3,937	23,553
Power Finance Corp. Ltd.	1,496	6,076
Power Grid Corp. of India Ltd.	5,601	12,914
Ranbaxy Laboratories Ltd.	615	5,381
Reliance Capital Ltd.	835	6,884
Reliance Communications Ltd.	3,221	6,211
Reliance Industries Ltd.	6,555	109,774
Reliance Infrastructure Ltd.	618	7,489
Reliance Power Ltd.[a]	2,985	7,275
Rural Electrification Corp. Ltd.	1,328	5,845
Satyam Computer Services Ltd.[a]	3,798	5,328
Sesa Goa Ltd.	1,419	6,208
Shriram Transport Finance Co. Ltd.	589	6,580
Siemens Ltd.	356	5,784
State Bank of India	633	29,029
Sterlite Industries (India) Ltd.	5,905	15,019
Sun Pharmaceuticals Industries Ltd.	1,552	17,430
Tata Consultancy Services Ltd.	2,342	58,392
Tata Motors Ltd.	7,351	40,640
Tata Power Co. Ltd.	4,617	10,824
Tata Steel Ltd.	1,390	13,402
Titan Industries Ltd.	1,398	6,515
Ultratech Cement Ltd.	349	10,015
Unitech Ltd.[a]	10,686	7,053
United Phosphorus Ltd.	1,948	6,195
United Spirits Ltd.	384	4,486
Wipro Ltd.	2,385	21,040
Zee Entertainment Enterprises Ltd.	2,008	5,209

		1,263,860

INDONESIA — 4.44%
PT Adaro Energy Tbk	70,500	15,007
PT Aneka Tambang Tbk	27,500	5,976
PT Astra Agro Lestari Tbk	2,500	6,181
PT Astra International Tbk	10,000	78,548
PT Bank Central Asia Tbk	61,500	51,818
PT Bank Danamon Indonesia Tbk	16,000	7,938
PT Bank Mandiri Persero Tbk	46,000	32,893

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

PT Bank Negara Indonesia (Persero) Tbk	36,500	$15,276
PT Bank Rakyat Indonesia Tbk	55,000	42,073
PT Bumi Resources Tbk	76,500	20,779
PT Charoen Pokphand Indonesia Tbk	35,500	10,528
PT Gudang Garam Tbk	3,000	18,875
PT Indo Tambangraya Megah Tbk	2,000	9,612
PT Indocement Tunggal Prakarsa Tbk	7,000	13,542
PT Indofood Sukses Makmur Tbk	21,000	11,873
PT Indosat Tbk	8,500	5,136
PT Kalbe Farma Tbk	22,000	8,536
PT Perusahaan Gas Negara Tbk	53,000	22,034
PT Semen Gresik (Persero) Tbk	14,500	18,085
PT Tambang Batubara Bukit Asam Tbk	4,000	9,202
PT Telekomunikasi Indonesia Tbk	50,000	39,080
PT Unilever Indonesia Tbk	7,500	16,006
PT United Tractors Tbk	8,000	25,721
PT Vale Indonesia Tbk	14,500	5,827
PT XL Axiata Tbk	10,000	5,238

		495,784

MALAYSIA — 5.59%
AirAsia Bhd	5,900	7,209
Alliance Financial Group Bhd	4,300	5,570
AMMB Holdings Bhd	8,000	16,371
Axiata Group Bhd	12,600	21,747
Berjaya Corp. Bhd	15,700	5,058
Berjaya Sports Toto Bhd	3,800	5,556
British American Tobacco (Malaysia) Bhd	500	8,713
Bumi Armada Bhd[a]	4,100	5,502
Bursa Malaysia Bhd	2,400	5,913
CIMB Group Holdings Bhd	24,400	58,322
DiGi.Com Bhd	15,200	20,399
Gamuda Bhd	7,300	8,895
Genting Bhd	10,000	35,386
Genting Malaysia Bhd	14,400	18,796
Genting Plantations Bhd	2,000	6,209
Hong Leong Bank Bhd	2,800	11,310
Hong Leong Financial Group Bhd	1,400	5,636
IJM Corp. Bhd	5,200	10,207
IOI Corp. Bhd	15,600	28,122
Kuala Lumpur Kepong Bhd	2,400	18,764
Lafarge Malayan Cement Bhd	2,300	5,513
Malayan Banking Bhd	17,200	50,242

Security	Shares	Value

Malaysia Airports Holdings Bhd	2,700	$5,156
Malaysia Marine and Heavy Engineering Holdings Bhd	2,800	4,982
Maxis Communications Bhd	11,100	21,937
MISC Bhd	4,800	9,006
MMC Corp. Bhd	6,100	5,580
Parkson Holdings Bhd	2,800	5,244
Petronas Chemicals Group Bhd	11,700	26,169
Petronas Dagangan Bhd	1,300	7,881
Petronas Gas Bhd	3,500	19,629
PPB Group Bhd	2,300	13,207
Public Bank Bhd Foreign	5,600	25,500
RHB Capital Bhd	2,600	6,900
Sime Darby Bhd	13,400	43,347
SP Setia Bhd	5,200	6,840
Telekom Malaysia Bhd	5,000	8,663
Tenaga Nasional Bhd	13,300	27,883
UEM Land Holdings Bhd[a]	7,200	5,552
UMW Holdings Bhd	2,400	5,729
YTL Corp. Bhd	15,400	8,997
YTL Power International Bhd	9,500	5,899

		623,541
PHILIPPINES — 1.24%
Aboitiz Equity Ventures Inc.	9,400	10,487
Aboitiz Power Corp.	9,100	6,811
Alliance Global Group Inc.	20,300	5,432
Ayala Corp.	780	7,316
Ayala Land Inc.	23,800	11,411
Bank of the Philippine Islands	3,890	6,069
BDO Unibank Inc.	4,300	6,588
Energy Development Corp.	35,500	4,525
Globe Telecom Inc.	220	5,969
International Container Terminal Services Inc.	4,100	5,658
Jollibee Foods Corp.	2,400	5,501
Manila Electric Co.	1,350	8,323
Metropolitan Bank & Trust Co.	3,110	5,892
Philippine Long Distance Telephone Co.	210	14,038
San Miguel Corp.	2,313	6,113
SM Investments Corp.	870	12,972
SM Prime Holdings Inc.	25,100	9,604
Universal Robina Corp.	4,400	5,454

		138,163

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

SOUTH KOREA — 24.16%
AmorePacific Corp.	16	$14,674
BS Financial Group Inc.	900	11,223
Celltrion Inc.	351	10,981
Cheil Industries Inc.	220	18,800
CJ CheilJedang Corp.	39	11,208
CJ Corp.	71	5,268
Daelim Industrial Co. Ltd.	136	15,317
Daewoo Engineering & Construction Co. Ltd.[a]	570	5,401
Daewoo International Corp.	200	6,302
Daewoo Securities Co. Ltd.	840	10,474
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	460	14,782
DGB Financial Group Inc.	650	8,744
Dongbu Insurance Co. Ltd.	210	9,170
Dongkuk Steel Mill Co. Ltd.	250	5,631
Doosan Corp.	49	7,512
Doosan Heavy Industries & Construction Co. Ltd.	206	13,000
Doosan Infracore Co. Ltd.[a]	480	9,718
E-Mart Co. Ltd.	100	24,269
GS Engineering & Construction Corp.	175	15,142
GS Holdings Corp.	253	14,609
Hana Financial Group Inc.	1,090	38,437
Hankook Tire Co. Ltd.	460	17,619
Hanwha Chemical Corp.	410	10,225
Hanwha Corp.	210	6,636
Honam Petrochemical Corp.[a]	71	22,467
Hynix Semiconductor Inc.[a]	2,500	67,488
Hyosung Corp.	106	6,301
Hyundai Department Store Co. Ltd.	75	11,196
Hyundai Development Co.[a]	290	6,416
Hyundai Engineering & Construction Co. Ltd.	329	24,909
Hyundai Glovis Co. Ltd.	65	10,778
Hyundai Heavy Industries Co. Ltd.	207	62,818
Hyundai Hysco Co. Ltd.	150	5,115
Hyundai Marine & Fire Insurance Co. Ltd.	310	8,950
Hyundai Merchant Marine Co. Ltd.[a]	220	6,155
Hyundai Mipo Dockyard Co. Ltd.	51	7,112
Hyundai Mobis Co. Ltd.	340	86,616
Hyundai Motor Co.	771	148,862

Security	Shares	Value

Hyundai Securities Co. Ltd.	590	$5,828
Hyundai Steel Co.	270	27,634
Hyundai Wia Corp.	57	7,057
Industrial Bank of Korea	810	9,413
Kangwon Land Inc.	490	11,300
KB Financial Group Inc.	1,820	67,026
KCC Corp.	22	7,060
Kia Motors Corp.	1,200	75,836
Korea Aerospace Industries Ltd.	220	5,919
Korea Electric Power Corp.[a]	1,280	28,718
Korea Exchange Bank	1,270	9,252
Korea Gas Corp.[a]	140	4,868
Korea Investment Holdings Co. Ltd.	180	7,281
Korea Life Insurance Co. Ltd.	850	5,547
Korea Zinc Co. Ltd.[a]	41	16,071
Korean Air Lines Co. Ltd.[a]	170	8,023
KP Chemical Corp.[a]	330	4,926
KT Corp. SP ADR[a]	340	5,001
KT&G Corp.	520	34,024
Kumho Petro Chemical Co. Ltd.[a]	50	6,995
LG Chem Ltd.	227	80,859
LG Corp.	468	29,242
LG Display Co. Ltd.[a]	1,140	30,163
LG Electronics Inc.	508	38,779
LG Household & Health Care Ltd.	47	21,594
LG Innotek Co. Ltd.[a]	78	6,686
LG Uplus Corp.	1,120	6,347
Lotte Confectionery Co. Ltd.[a]	4	6,468
Lotte Shopping Co. Ltd.	51	17,187
LS Corp.	83	6,403
LS Industrial Systems Co. Ltd.	90	5,495
Mando Corp.	63	9,461
Mirae Asset Securities Co. Ltd.	150	5,350
NCsoft Corp.	76	18,818
NHN Corp.	204	42,579
OCI Co. Ltd.	77	18,480
ORION Corp.	18	11,424
POSCO	325	120,852
S-Oil Corp.	225	25,241
S1 Corp.	103	5,009
Samsung C&T Corp.	623	42,880
Samsung Card Co. Ltd.	210	7,950
Samsung Electro-Mechanics Co. Ltd.	295	24,734

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

Samsung Electronics Co. Ltd.	551	$593,985
Samsung Engineering Co. Ltd.	149	31,499
Samsung Fire & Marine Insurance Co. Ltd.	178	33,572
Samsung Heavy Industries Co. Ltd.	800	29,140
Samsung Life Insurance Co. Ltd.	254	20,729
Samsung SDI Co. Ltd.	169	20,847
Samsung Securities Co. Ltd.	270	14,698
Samsung Techwin Co. Ltd.	176	10,084
Shinhan Financial Group Co. Ltd.	2,120	82,054
Shinsegae Co. Ltd.	35	8,212
SK C&C Co. Ltd.	75	8,414
SK Holdings Co. Ltd.	127	19,242
SK Innovation Co. Ltd.	299	49,578
SK Networks Co. Ltd.	540	5,189
SK Telecom Co. Ltd.	101	13,136
STX Pan Ocean Co. Ltd.	930	6,310
Woongjin Coway Co. Ltd.	260	8,727
Woori Finance Holdings Co. Ltd.[a]	1,780	19,491
Woori Investment & Securities Co. Ltd.	540	6,782
Yuhan Corp.	44	4,700

		2,696,494
TAIWAN — 18.50%
Acer Inc.	12,000	18,370
Advanced Semiconductor Engineering Inc.	23,000	22,534
Advantech Co. Ltd.	2,000	6,736
Asia Cement Corp.	9,000	11,527
ASUSTeK Computer Inc.	3,000	28,167
AU Optronics Corp.	36,000	19,472
Capital Securities Corp.	14,000	6,191
Catcher Technology Co. Ltd.	3,000	21,993
Cathay Financial Holding Co. Ltd.	33,000	38,842
Chang Hwa Commercial Bank Ltd.	20,000	12,247
Cheng Shin Rubber Industry Co. Ltd.	8,000	19,731
Cheng Uei Precision Industry Co. Ltd.	3,000	7,195
Chicony Electronics Co. Ltd.	4,000	8,246
Chimei Innolux Corp.[a]	23,000	12,401
China Airlines Ltd.	12,000	5,695
China Development Financial Holding Corp.	43,000	14,569
China Life Insurance Co. Ltd.	8,000	8,314
China Petrochemical Development Corp.	8,000	10,273
China Steel Corp.	55,000	57,066
Chinatrust Financial Holding Co. Ltd.	47,000	31,977
Chunghwa Telecom Co. Ltd.	19,000	58,430

Security	Shares	Value

Clevo Co.	4,000	$7,185
Compal Electronics Inc.	20,000	23,677
Delta Electronics Inc.	9,000	24,738
E Ink Holdings Inc.	4,000	5,987
E.Sun Financial Holding Co. Ltd.	18,000	9,858
Epistar Corp.	4,000	10,478
Eternal Chemical Co. Ltd.	7,000	6,287
EVA Airways Corp.	9,000	6,139
Evergreen Marine Corp. Ltd.	11,000	7,709
Everlight Electronics Co. Ltd.	4,000	8,954
Far Eastern Department Stores Co. Ltd.	4,000	5,518
Far Eastern New Century Corp.	14,000	17,979
Far EasTone Telecommunications Co. Ltd.	8,000	16,791
Farglory Land Development Co. Ltd.	3,000	6,389
Feng Hsin Iron & Steel Co. Ltd.	4,000	7,049
First Financial Holding Co. Ltd.	28,000	17,955
Formosa Chemicals & Fibre Corp.	14,000	43,815
Formosa Petrochemical Corp.	6,000	19,778
Formosa Plastics Corp.	20,000	62,594
Formosa Taffeta Co. Ltd.	6,000	6,011
Foxconn Technology Co. Ltd.	3,000	13,828
Fubon Financial Holding Co. Ltd.	24,000	28,249
Giant Manufacturing Co. Ltd.	2,000	8,607
Highwealth Construction Corp.	4,000	7,484
Hon Hai Precision Industry Co. Ltd.	45,000	156,909
Hotai Motor Co. Ltd.	2,000	13,573
HTC Corp.	3,000	67,458
Hua Nan Financial Holdings Co. Ltd.	23,000	13,653
Inventec Corp.	14,000	6,668
KGI Securities Co. Ltd.	13,000	5,838
Kinsus Interconnect Technology Corp.	2,000	7,110
LCY Chemical Corp.	4,000	7,416
Lite-On Technology Corp.	10,000	13,590
Macronix International Co. Ltd.	15,000	6,378
MediaTek Inc.	5,000	51,197
Mega Financial Holding Co. Ltd.	39,000	30,382
MStar Semiconductor Inc.	2,000	12,723
Nan Kang Rubber Tire Co. Ltd.	4,000	6,654
Nan Ya Plastics Corp.	23,000	56,491
Novatek Microelectronics Corp. Ltd.	2,000	5,987
Pegatron Corp.	8,000	10,886
Phison Electronics Corp.	1,000	7,943
Pou Chen Corp.	9,000	7,991

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

Powertech Technology Inc.	3,000	$6,878
President Chain Store Corp.	3,000	15,869
Quanta Computer Inc.	12,000	29,677
Radiant Opto-Electronics Corp.	2,000	8,913
Realtek Semiconductor Corp.	4,000	8,491
Richtek Technology Corp.	2,000	11,974
Ruentex Development Co. Ltd.	5,000	6,659
Ruentex Industries Ltd.	3,000	6,174
Shin Kong Financial Holding Co. Ltd.[a]	26,000	8,809
Siliconware Precision Industries Co. Ltd.	14,000	16,502
Simplo Technology Co. Ltd.	1,000	7,178
Sino-American Silicon Products Inc.	4,000	8,300
SinoPac Financial Holdings Co. Ltd.	27,000	10,103
Standard Foods Corp.	2,000	7,110
Synnex Technology International Corp.	6,000	15,206
Taishin Financial Holdings Co. Ltd.	24,000	9,797
Taiwan Business Bank Ltd.[a]	17,000	5,731
Taiwan Cement Corp.	16,000	20,547
Taiwan Cooperative Financial Holding Co. Ltd.[a]	19,000	12,474
Taiwan Fertilizer Co. Ltd.	3,000	8,399
Taiwan Glass Industry Corp.	5,000	6,132
Taiwan Mobile Co. Ltd.	8,000	24,602
Taiwan Semiconductor Manufacturing Co. Ltd.	123,000	339,342
Tatung Co. Ltd.[a]	19,000	6,412
Teco Electric and Machinery Co. Ltd.	9,000	6,368
Tripod Technology Corp.	3,000	9,338
TSRC Corp.	3,000	7,664
Tung Ho Steel Enterprise Corp.	6,000	6,205
U-Ming Marine Transport Corp.	4,000	6,967
Uni-President Enterprises Co.	19,000	29,118
Unimicron Technology Corp.	6,000	7,858
United Microelectronics Corp.	60,000	31,637
Walsin Lihwa Corp.	17,000	6,622
Wintek Corp.	7,000	6,179
Wistron Corp.	9,000	14,987
WPG Holdings Co. Ltd.	6,000	8,552
Yang Ming Marine Transport Corp.	14,000	8,144
Yuanta Financial Holding Co. Ltd.[a]	39,000	23,018
Yulon Motor Co. Ltd.	4,000	8,437

		2,064,255

Security	Shares	Value

THAILAND — 3.39%
Advanced Information Service PCL NVDR	4,600	$24,318
Bangkok Bank PCL Foreign	4,000	25,640
Bangkok Bank PCL NVDR	2,000	11,961
Bank of Ayudhya PCL NVDR	9,200	7,676
Banpu PCL NVDR	700	14,988
BEC World PCL NVDR	4,300	6,287
Charoen Pokphand Foods PCL NVDR	15,400	18,445
CP All PCL NVDR	11,300	24,736
Glow Energy PCL NVDR	2,800	4,996
Indorama Ventures PCL NVDR	7,100	9,442
IRPC PCL NVDR	49,300	7,721
Kasikornbank PCL Foreign	5,800	28,459
Kasikornbank PCL NVDR	3,000	14,522
Krung Thai Bank PCL NVDR	14,100	8,106
PTT Exploration & Production PCL NVDR	5,900	35,967
PTT Global Chemical PCL NVDR	7,500	18,462
PTT PCL NVDR	4,200	50,375
Siam Cement PCL Foreign	1,500	21,312
Siam Commercial Bank PCL NVDR	8,000	34,363
Thai Oil PCL NVDR	4,100	10,296

		378,072

TOTAL COMMON STOCKS
(Cost: $10,852,529)		11,062,664

PREFERRED STOCKS — 0.78%

SOUTH KOREA — 0.78%
Hyundai Motor Co. Ltd.	108	6,082
Hyundai Motor Co. Ltd. Series 2	186	10,591
LG Chem Ltd.	52	5,787
Samsung Electronics Co. Ltd.	103	64,540

		87,000

TOTAL PREFERRED STOCKS
(Cost: $84,268)		87,000

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	10,000	$10,000

		10,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,000)		10,000

TOTAL INVESTMENTS IN SECURITIES —100.00%
(Cost: $10,946,797)		11,159,664
Other Assets, Less Liabilities — 0.00%		(90)

NET ASSETS — 100.00%		$11,159,574

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 97.57%

BRAZIL — 7.26%
Anhanguera Educacional Participacoes SA	4,300	$56,527
Brookfield Incorporacoes SA	7,900	29,909
Companhia Hering SA	4,300	115,683
Cyrela Brazil Realty SA	10,400	104,915
Lojas Renner SA	4,300	163,745
MRV Engenharia e Participacoes SA	10,200	82,282
PDG Realty SA Empreendimentos e Participacoes	39,400	168,441
Rossi Residencial SA	6,100	36,559

		758,061
CHILE — 1.21%
S.A.C.I. Falabella SA	12,660	126,579

		126,579
CHINA — 13.83%
Anta Sports Products Ltd.	31,000	34,455
Belle International Holdings Ltd.	163,000	269,435
Bosideng International Holdings Ltd.	82,000	25,586
Brilliance China Automotive Holdings Ltd.[a]	78,000	90,816
BYD Co. Ltd. Class Ha	18,000	59,182
China Dongxiang (Group) Co. Ltd.	99,000	18,892
China ZhengTong Auto Services Holdings Ltd.[a]	31,000	38,132
Dah Chong Hong Holdings Ltd.	29,000	41,056
Daphne International Holdings Ltd.	32,000	40,228
Dongfeng Motor Group Co. Ltd. Class H	96,000	188,393
Geely Automobile Holdings Ltd.	130,000	57,828
Golden Eagle Retail Group Ltd.	24,000	59,291
GOME Electrical Appliances Holdings Ltd.	355,000	108,482
Great Wall Motor Co. Ltd. Class H	36,500	73,511
Guangzhou Automobile Group Co. Ltd. Class H	78,000	92,023
Haier Electronics Group Co. Ltd.[a]	29,000	36,270
Hengdeli Holdings Ltd.	76,000	32,827
Intime Department Store Group Co. Ltd.	35,000	43,549
Parkson Retail Group Ltd.	49,500	58,846
Skyworth Digital Holdings Ltd.	64,000	35,814
Zhongsheng Group Holdings Ltd.	20,000	38,681

		1,443,297

Security	Shares	Value

INDIA — 7.21%
Bajaj Auto Ltd.	3,046	$111,971
Hero Motocorp Ltd.	1,401	55,631
Mahindra & Mahindra Ltd.	10,772	156,019
Maruti Suzuki India Ltd.	2,433	62,292
Tata Motors Ltd.	52,888	292,389
Titan Industries Ltd.	7,476	34,840
Zee Entertainment Enterprises Ltd.	15,296	39,684

		752,826
INDONESIA — 5.34%
PT Astra International Tbk	71,000	557,688

		557,688
MALAYSIA — 4.86%
Berjaya Sports Toto Bhd	26,100	38,163
Genting Bhd	71,700	253,721
Genting Malaysia Bhd	103,900	135,620
Parkson Holdings Bhd	19,200	35,958
UMW Holdings Bhd	18,400	43,919

		507,381
MEXICO — 6.59%
El Puerto de Liverpool SA de CV Series C1	6,900	55,203
Grupo Elektra SA de CV	2,545	222,873
Grupo Televisa SAB CPO	90,200	387,372
Urbi Desarrollos Urbanos SAB de CVa	18,800	21,960

		687,408
PHILIPPINES — 0.32%
Jollibee Foods Corp.	14,540	33,328

		33,328
POLAND — 0.51%
Cyfrowy Polsat SAa	7,334	33,873
TVN SA	5,427	19,134

		53,007
SOUTH AFRICA — 14.02%
Foschini Group Ltd. (The)	7,173	113,802
Imperial Holdings Ltd.	6,228	123,202
Naspers Ltd. Class N	13,553	758,438
Steinhoff International Holdings Ltd.[a]	39,062	140,777
Truworths International Ltd.	15,333	166,354
Woolworths Holdings Ltd.	26,549	160,786

		1,463,359

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

February 29, 2012

Security	Shares	Value

SOUTH KOREA — 29.73%
Hankook Tire Co. Ltd.	3,200	$122,568
Hyundai Department Store Co. Ltd.	534	79,714
Hyundai Mobis Co. Ltd.	2,391	609,118
Hyundai Motor Co.	5,410	1,044,546
Hyundai Wia Corp.	406	50,264
Kangwon Land Inc.	3,380	77,949
Kia Motors Corp.	8,409	531,423
LG Electronics Inc.	3,610	275,576
Lotte Shopping Co. Ltd.	357	120,306
Mando Corp.	447	67,126
Shinsegae Co. Ltd.	259	60,772
Woongjin Coway Co. Ltd.	1,890	63,438

		3,102,800
TAIWAN — 5.45%
Cheng Shin Rubber Industry Co. Ltd.	56,000	138,114
China Motor Co. Ltd.	19,000	21,103
Far Eastern Department Stores Co. Ltd.	32,000	44,142
Formosa International Hotels Corp.	1,000	15,937
Formosa Taffeta Co. Ltd.	27,000	27,050
Giant Manufacturing Co. Ltd.	11,000	47,336
Hotai Motor Co. Ltd.	9,000	61,080
Nan Kang Rubber Tire Co. Ltd.	16,000	26,616
Pou Chen Corp.	76,000	67,479
Ruentex Industries Ltd.	16,000	32,930
Tatung Co. Ltd.[a]	70,000	23,622
Yulon Motor Co. Ltd.	30,000	63,274

		568,683
THAILAND — 0.44%
BEC World PCL NVDR	31,600	46,202

		46,202
TURKEY — 0.80%
Arcelik AS	7,113	32,755
Ford Otomotiv Sanayi AS	2,463	23,206
Turkiye Sise ve Cam Fabrikalari AS	13,684	27,823

		83,784

TOTAL COMMON STOCKS
(Cost: $10,054,085)		10,184,403

Security	Shares	Value

PREFERRED STOCKS — 2.28%

BRAZIL — 1.13%
Lojas Americanas SA	11,100	$118,312

		118,312
SOUTH KOREA — 1.15%
Hyundai Motor Co. Ltd.	793	44,657
Hyundai Motor Co. Ltd. Series 2	1,320	75,161

		119,818

TOTAL PREFERRED STOCKS
(Cost: $236,601)		238,130

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	10,000	10,000

		10,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,000)		10,000

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $10,300,686)		10,432,533
Other Assets, Less Liabilities — 0.05%		5,054

NET ASSETS — 100.00%		$10,437,587

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 88.28%

BRAZIL — 11.69%
HRT Participacoes em Petroleo SAa	100	$39,723
OGX Petroleo e Gas Participacoes SAa	26,300	260,411
Petroleo Brasileiro SA	49,300	737,964
Ultrapar Participacoes SA	7,200	163,508

		1,201,606
CHINA — 21.33%
China Coal Energy Co. Class H	87,000	111,615
China Oilfield Services Ltd. Class H	38,000	66,831
China Petroleum & Chemical Corp. Class H	332,000	380,556
China Shenhua Energy Co. Ltd. Class H	68,000	314,323
CNOOC Ltd.	300,000	688,526
Kunlun Energy Co. Ltd.	8,000	13,492
PetroChina Co. Ltd. Class H	338,000	511,639
Yanzhou Coal Mining Co. Ltd. Class H	42,000	105,275

		2,192,257
COLOMBIA — 2.49%
Ecopetrol SA SP ADR	4,400	256,036

		256,036
HUNGARY — 0.81%
MOL Hungarian Oil and Gas PLC[a]	954	82,888

		82,888
INDIA — 6.12%
Bharat Petroleum Corp. Ltd.	2,397	32,390
Coal India Ltd.	11,138	76,018
Oil & Natural Gas Corp. Ltd.	17,031	101,887
Reliance Industries Ltd.	25,000	418,665

		628,960
INDONESIA — 2.52%
PT Adaro Energy Tbk	326,500	69,499
PT Bumi Resources Tbk	350,500	95,202
PT Indo Tambangraya Megah Tbk	10,000	48,060
PT Tambang Batubara Bukit Asam Tbk	20,000	46,009

		258,770
MALAYSIA — 0.75%
Bumi Armada Bhd[a]	23,700	31,806
Petronas Dagangan Bhd	7,400	44,862

		76,668

Security	Shares	Value

POLAND — 1.53%
Grupa Lotos SAa	2,195	$19,990
Polski Koncern Naftowy Orlen SAa	7,164	82,765
Polskie Gornictwo Naftowe i Gazownictwo SA	45,580	53,963

		156,718
RUSSIA — 25.91%
Gazprom OAO	186,000	1,235,692
LUKOIL OAO	8,100	519,880
NovaTek OAO SP GDR[b]	1,840	266,984
Rosneft Oil Co. OJSC	32,540	251,710
Surgutneftegas OJSC	152,000	157,905
Tatneft OAO	30,300	201,672
TMK OAO SP GDR[b]	2,000	28,840

		2,662,683
SOUTH AFRICA — 4.56%
Sasol Ltd.	8,738	468,966

		468,966
SOUTH KOREA — 3.77%
GS Holdings Corp.	1,204	69,524
S-Oil Corp.	1,004	112,630
SK Innovation Co. Ltd.	1,239	205,443

		387,597
TAIWAN — 0.87%
Formosa Petrochemical Corp.	27,000	89,002

		89,002
THAILAND — 5.20%
Banpu PCL NVDR	3,650	78,150
IRPC PCL NVDR	240,700	37,697
PTT Exploration & Production PCL NVDR	25,000	152,404
PTT PCL NVDR	18,000	215,893
Thai Oil PCL NVDR	19,800	49,721

		533,865
TURKEY — 0.73%
Turkiye Petrol Rafinerileri AS	3,043	75,293

		75,293

TOTAL COMMON STOCKS
(Cost: $8,975,287)		9,071,309

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

February 29, 2012

Security	Shares	Value

PREFERRED STOCKS — 11.61%

BRAZIL — 9.87%
Petroleo Brasileiro SA	71,600	$1,013,802

		1,013,802
RUSSIA — 1.74%
AK Transneft OAO	37	69,023
Surgutneftegas OJSC	161,000	110,167

		179,190

TOTAL PREFERRED STOCKS
(Cost: $1,238,195)		1,192,992

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	10,000	10,000

		10,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,000)		10,000

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $10,223,482)		10,274,301
Other Assets, Less Liabilities — 0.01%		1,339

NET ASSETS — 100.00%		$10,275,640

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 91.53%

BRAZIL — 7.07%
ALL — America Latina Logistica SA	2,600	$15,068
Amil Participacoes SA	800	9,226
Anhanguera Educacional Participacoes SA	700	9,202
BR Malls Participacoes SA	2,400	30,767
BRF — Brasil Foods SA	3,900	81,548
Brookfield Incorporacoes SA	1,500	5,679
CCR SA	5,300	42,353
CETIP SA — Mercados Organizados	1,100	20,502
Cielo SA	1,400	50,067
Companhia Hering SA	700	18,832
Cosan SA Industria e Comercio	700	12,537
Cyrela Brazil Realty SA	1,700	17,149
Diagnosticos da America SA	1,400	13,047
EcoRodovias Infraestrutura e Logistica SA	1,100	8,873
Embraer SA	2,100	15,656
Hypermarcas SA	1,600	10,419
Localiza Rent A Car SA	700	12,933
Lojas Renner SA	700	26,656
MMX Mineracao e Metalicos SAa	1,400	7,861
MRV Engenharia e Participacoes SA	1,700	13,714
Multiplan Empreendimentos Imobiliarios SA	500	11,358
Natura Cosmeticos SA	1,000	23,583
Odontoprev SA	500	8,708
OGX Petroleo e Gas Participacoes SAa	7,700	76,242
PDG Realty SA Empreendimentos e Participacoes	6,500	27,788
Porto Seguro SA	500	6,261
Redecard SA	1,000	20,793
Rossi Residencial SA	900	5,394
Souza Cruz SA	1,200	17,970
Tim Participacoes SA	4,900	29,653
Totvs SA	700	12,998
Tractebel Energia SA	400	7,078
Ultrapar Participacoes SA	1,900	43,148
Vale SA	2,900	73,560

		786,623

Security	Shares	Value

CHILE — 1.39%
Cencosud SA	5,288	$34,444
Colbun SA	28,575	8,382
Compania Cervecerias Unidas SA	658	9,515
Empresa Electrica Del Norte Grande SA	2,125	6,007
Empresa Nacional de Electricidad SA	13,062	23,119
Empresa Nacional de Telecomunicaciones SA	604	12,144
Enersis SA	28,334	11,579
LAN Airlines SA	804	22,037
S.A.C.I. Falabella SA	2,094	20,937
Vina Concha y Toro SA	3,158	7,002

		155,166
CHINA — 17.70%
Agricultural Bank of China Ltd. Class H	108,000	53,751
Air China Ltd. Class H	12,000	9,067
Alibaba.com Ltd.[a]	8,000	13,636
Anhui Conch Cement Co. Ltd. Class H	7,500	26,110
AviChina Industry & Technology Co. Ltd. Class H	12,000	6,174
BBMG Corp. Class H	6,500	6,872
Beijing Capital International Airport Co. Ltd. Class H	12,000	5,988
Beijing Enterprises Holdings Ltd.	3,000	19,070
Belle International Holdings Ltd.	27,000	44,630
Brilliance China Automotive Holdings Ltd.[a]	14,000	16,300
BYD Co. Ltd. Class Ha	2,500	8,220
China Agri-Industries Holdings Ltd.	10,000	7,543
China BlueChemical Ltd. Class H	8,000	6,292
China CITIC Bank Corp. Ltd. Class H	15,000	9,864
China Coal Energy Co. Class H	25,000	32,073
China Gas Holdings Ltd.	18,000	8,657
China Life Insurance Co. Ltd. Class H	44,000	137,293
China Longyuan Power Group Corp. Ltd. Class H	12,000	10,382
China Mengniu Dairy Co. Ltd.	7,000	19,856
China Merchants Bank Co. Ltd. Class H	23,000	52,787
China National Building Material Co. Ltd. Class H	16,000	23,147
China Oilfield Services Ltd. Class H	10,000	17,587
China Overseas Land & Investment Ltd.	24,000	50,317

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

China Pacific Insurance (Group) Co. Ltd. Class H	10,400	$37,480
China Resources Cement Holdings Ltd.	12,000	10,104
China Resources Enterprise Ltd.	8,000	29,965
China Resources Gas Group Ltd.	4,000	6,189
China Resources Land Ltd.	12,000	22,961
China Resources Power Holdings Co. Ltd.	10,000	19,676
China Shanshui Cement Group Ltd.	10,000	9,309
China Shenhua Energy Co. Ltd. Class H	13,000	60,091
China State Construction International Holdings Ltd.	8,000	7,313
China Taiping Insurance Holdings Co. Ltd.[a]	4,800	11,214
China Telecom Corp. Ltd. Class H	30,000	18,335
China Unicom (Hong Kong) Ltd.	34,000	61,374
China Yurun Food Group Ltd.	4,000	6,076
China ZhengTong Auto Services Holdings Ltd.[a]	5,500	6,765
CNOOC Ltd.	106,000	243,279
Country Garden Holdings Co. Ltd.	13,000	5,883
CSR Corp Ltd. Class H	11,000	8,638
Dah Chong Hong Holdings Ltd.	5,000	7,079
Daphne International Holdings Ltd.	6,000	7,543
Dongfang Electric Corp. Ltd. Class H	2,000	5,415
Dongfeng Motor Group Co. Ltd. Class H	16,000	31,399
Dongyue Group Ltd.	7,000	7,193
ENN Energy Holdings Ltd.	4,000	13,745
Evergrande Real Estate Group Ltd.	20,000	12,713
Far East Horizon Ltd.[a]	7,000	6,101
GCL-Poly Energy Holdings Ltd.	40,000	13,770
Geely Automobile Holdings Ltd.	25,000	11,121
Golden Eagle Retail Group Ltd.	4,000	9,882
GOME Electrical Appliances Holdings Ltd.	60,000	18,335
Great Wall Motor Co. Ltd. Class H	6,000	12,084
Haier Electronics Group Co. Ltd.[a]	5,000	6,253
Hengan International Group Co. Ltd.	4,500	40,876
Hengdeli Holdings Ltd.	16,000	6,911
Huabao International Holdings Ltd.	12,000	8,510
Intime Department Store Group Co. Ltd.	5,500	6,843
Kunlun Energy Co. Ltd.	14,000	23,611
Lenovo Group Ltd.	36,000	31,889

Security	Shares	Value

Longfor Properties Co. Ltd.	8,000	$11,615
Parkson Retail Group Ltd.	8,500	10,105
PICC Property and Casualty Co. Ltd. Class H	16,000	22,569
Ping An Insurance (Group) Co. of China Ltd. Class H	10,000	87,484
Renhe Commercial Holdings Co. Ltd.	36,000	4,317
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	5,292
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,984
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	3,200	5,950
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	5,560
Sinopharm Group Co. Ltd. Class H	4,800	13,059
SOHO China Ltd.	7,500	5,473
Sun Art Retail Group Ltd.[a]	11,500	15,391
Tencent Holdings Ltd.	6,000	156,272
Tingyi (Cayman Islands) Holding Corp.	12,000	35,664
Want Want China Holdings Ltd.	35,000	34,839
Weichai Power Co. Ltd. Class H	2,000	11,037
Wumart Stores Inc. Class H	3,000	6,081
Yanzhou Coal Mining Co. Ltd. Class H	12,000	30,078
Yingde Gases Group Co. Ltd.	6,000	6,669
Zhaojin Mining Industry Co. Ltd. Class H	5,000	10,315
Zhongsheng Group Holdings Ltd.	3,500	6,769
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,000	8,278
Zijin Mining Group Co. Ltd. Class H	34,000	16,308
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	7,400	11,488
ZTE Corp. Class H	3,600	10,769

		1,970,907
COLOMBIA — 0.91%
Bancolombia SA SP ADR	500	31,950
Ecopetrol SA SP ADR	1,200	69,828

		101,778
CZECH REPUBLIC — 0.40%
CEZ AS	588	25,460
Komercni Banka AS	98	19,244

		44,704

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

EGYPT — 0.34%
Orascom Construction Industries SAE SP GDR	848	$38,228

		38,228
HUNGARY — 0.33%
MOL Hungarian Oil and Gas PLC[a]	255	22,156
Richter Gedeon Nyrt	82	14,820

		36,976
INDIA — 6.69%
Adani Enterprises Ltd.	1,300	9,940
Adani Ports and Special Economic Zone Ltd.	2,390	7,249
Asian Paints Ltd.	185	11,968
Bajaj Auto Ltd.	496	18,233
Bharti Airtel Ltd.	3,362	24,023
Cipla Ltd.	2,008	12,986
Coal India Ltd.	3,178	21,690
Dabur India Ltd.	2,683	5,696
Dr. Reddy’s Laboratories Ltd.	606	20,312
HCL Technologies Ltd.	620	6,135
HDFC Bank Ltd.	8,903	93,935
Housing Development Finance Corp. Ltd.	4,137	55,977
Idea Cellular Ltd.[a]	3,908	7,535
Infosys Ltd.	2,529	148,791
ITC Ltd.	13,334	56,495
Jindal Steel & Power Ltd.	2,205	26,218
Kotak Mahindra Bank Ltd.	1,629	18,206
Lupin Ltd.	910	8,928
Maruti Suzuki India Ltd.	259	6,631
Ranbaxy Laboratories Ltd.	767	6,711
Reliance Power Ltd.[a]	3,510	8,555
Satyam Computer Services Ltd.[a]	3,798	5,328
Shriram Transport Finance Co. Ltd.	740	8,267
Siemens Ltd.	424	6,889
State Bank of India	253	11,602
Sun Pharmaceuticals Industries Ltd.	1,843	20,698
Tata Consultancy Services Ltd.	2,754	68,664
Tata Motors Ltd.	4,210	23,275
Titan Industries Ltd.	1,398	6,515
Ultratech Cement Ltd.	212	6,084

Security	Shares	Value

United Spirits Ltd.	509	$5,947
Zee Entertainment Enterprises Ltd.	2,007	5,207

		744,690
INDONESIA — 2.72%
PT Astra International Tbk	6,000	47,129
PT Bank Central Asia Tbk	71,500	60,244
PT Bank Rakyat Indonesia Tbk	41,000	31,364
PT Bumi Resources Tbk	92,500	25,125
PT Charoen Pokphand Indonesia Tbk	43,000	12,752
PT Gudang Garam Tbk	3,500	22,020
PT Indo Tambangraya Megah Tbk	1,500	7,209
PT Indocement Tunggal Prakarsa Tbk	8,500	16,444
PT Indosat Tbk	8,500	5,136
PT Kalbe Farma Tbk	26,500	10,283
PT Tambang Batubara Bukit Asam Tbk	3,500	8,051
PT Unilever Indonesia Tbk	9,000	19,207
PT United Tractors Tbk	10,000	32,151
PT XL Axiata Tbk	10,000	5,238

		302,353
MALAYSIA — 3.36%
AirAsia Bhd	7,300	8,919
AMMB Holdings Bhd	6,400	13,097
Berjaya Sports Toto Bhd	3,800	5,556
British American Tobacco (Malaysia) Bhd	500	8,713
Bumi Armada Bhd[a]	6,300	8,455
Bursa Malaysia Bhd	2,400	5,913
CIMB Group Holdings Bhd	27,900	66,688
DiGi.Com Bhd	11,800	15,836
Gamuda Bhd	9,500	11,576
Genting Bhd	12,000	42,464
Genting Plantations Bhd	2,000	6,209
Hong Leong Bank Bhd	3,200	12,926
IJM Corp. Bhd	6,600	12,955
Kuala Lumpur Kepong Bhd	2,900	22,673
Malaysia Marine and Heavy Engineering Holdings Bhd	2,800	4,982
MMC Corp. Bhd	6,100	5,580
Parkson Holdings Bhd	3,100	5,806
Petronas Chemicals Group Bhd	14,300	31,985
Petronas Dagangan Bhd	1,800	10,912
Petronas Gas Bhd	4,200	23,555

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

Public Bank Bhd Foreign	6,200	$28,232
SP Setia Bhd	7,100	9,339
Telekom Malaysia Bhd	3,500	6,064
UEM Land Holdings Bhd[a]	7,700	5,938

		374,373
MEXICO — 4.62%
America Movil SAB de CV Series L	118,200	142,777
Arca Continental SAB de CV	2,000	9,307
Coca-Cola FEMSA SAB de CV Series L	1,700	16,897
Compartamos SAB de CV	6,600	7,431
El Puerto de Liverpool SA de CV Series C1	700	5,600
Grupo Bimbo SAB de CV Series A	10,000	22,642
Grupo Elektra SA de CV	425	37,218
Grupo Financiero Banorte SAB de CV Series O	9,500	39,024
Grupo Financiero Inbursa SAB de CV Series O	11,800	23,073
Grupo Televisa SAB CPO	5,000	21,473
Industrias Penoles SAB de CV	810	40,366
Mexichem SAB de CV	4,500	16,296
Minera Frisco SAB de CV Series A1[a]	3,800	16,587
Wal-Mart de Mexico SAB de CV Series V	36,900	115,600

		514,291
PERU — 0.59%
Compania de Minas Buenaventura SA SP ADR	778	31,221
Southern Copper Corp.	1,070	34,422

		65,643
PHILIPPINES — 0.72%
Aboitiz Equity Ventures Inc.	11,100	12,384
Ayala Land Inc.	32,800	15,727
International Container Terminal Services Inc.	4,300	5,934
Jollibee Foods Corp.	2,720	6,234
Manila Electric Co.	1,710	10,543
SM Investments Corp.	1,040	15,507
SM Prime Holdings Inc.	34,800	13,316

		79,645
POLAND — 1.33%
Asseco Poland SA	372	6,497
Bank Pekao SA	435	21,845

Security	Shares	Value

BRE Bank SAa	82	$8,041
Cyfrowy Polsat SAa	1,267	5,852
Kernel Holding SAa	277	6,559
Polska Grupa Energetyczna SA	1,410	9,103
Polskie Gornictwo Naftowe i Gazownictwo SA	11,477	13,588
Powszechna Kasa Oszczednosci Bank Polski SA	3,592	39,722
Synthos SA	3,818	6,458
Telekomunikacja Polska SA	4,354	24,060
TVN SA	1,686	5,945

		147,670
RUSSIA — 6.54%
Federal Grid Co. of Unified Energy System OJSC	1,880,000	22,323
IDGC Holding JSC[a]	106,000	10,776
Inter RAO UES OJSC	4,800,000	5,866
Magnit OJSC SP GDR[b]	1,309	38,576
Mechel OAO SP ADR	835	9,269
MMC Norilsk Nickel OJSC	279	55,189
NovaTek OAO SP GDR[b]	542	78,644
Rosneft Oil Co. OJSC	9,520	73,641
Rostelecom OJSC[a]	7,800	39,247
RusHydro OJSC	700,000	28,443
Sberbank of Russia	50,540	173,322
Severstal OAO	1,170	17,946
Sistema JSFC SP GDR[b]	313	6,823
Tatneft OAO	8,480	56,441
TMK OAO SP GDR[b]	455	6,561
Uralkali OJSC	8,240	67,057
VTB Bank OJSC	15,090,000	37,432

		727,556
SOUTH AFRICA — 7.73%
African Rainbow Minerals Ltd.	292	7,486
Anglo American Platinum Ltd.	378	30,039
AngloGold Ashanti Ltd.	2,226	97,326
ArcelorMittal South Africa Ltd.	1,099	9,618
Aspen Pharmacare Holdings Ltd.[a]	1,675	24,427
Barloworld Ltd.	541	6,477
Discovery Holdings Ltd.	1,931	12,679
Exxaro Resources Ltd.	702	19,882
Harmony Gold Mining Co. Ltd.	2,247	29,859

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

Kumba Iron Ore Ltd.	152	$11,645
Life Healthcare Group Holdings Ltd.	4,394	12,828
Massmart Holdings Ltd.	659	15,559
MTN Group Ltd.	9,965	180,970
Naspers Ltd. Class N	2,265	126,751
Netcare Ltd.	5,036	9,294
Northam Platinum Ltd.	1,185	5,483
Pick’n Pay Stores Ltd.	1,404	8,117
RMI Holdings	4,568	9,810
Sappi Ltd.[a]	1,617	5,728
Sasol Ltd.	1,640	88,018
Shoprite Holdings Ltd.	2,420	44,176
SPAR Group Ltd. (The)	1,077	16,660
Tiger Brands Ltd.	966	33,777
Truworths International Ltd.	2,556	27,731
Woolworths Holdings Ltd.	4,397	26,629

		860,969
SOUTH KOREA — 14.58%
AmorePacific Corp.	20	18,342
Celltrion Inc.	424	13,265
CJ CheilJedang Corp.	48	13,794
CJ Corp.	70	5,193
Daewoo International Corp.	240	7,562
E-Mart Co. Ltd.	80	19,415
Hankook Tire Co. Ltd.	540	20,683
Hyundai Department Store Co. Ltd.	92	13,734
Hyundai Engineering & Construction Co. Ltd.	399	30,209
Hyundai Glovis Co. Ltd.	80	13,265
Hyundai Hysco Co. Ltd.	200	6,820
Hyundai Marine & Fire Insurance Co. Ltd.	390	11,260
Hyundai Mobis Co. Ltd.	402	102,411
Hyundai Motor Co.	908	175,314
Hyundai Wia Corp.	68	8,419
Kia Motors Corp.	1,414	89,361
Korea Aerospace Industries Ltd.	260	6,996
Korea Zinc Co. Ltd.[a]	50	19,598
Kumho Petro Chemical Co. Ltd.[a]	61	8,533
LG Household & Health Care Ltd.	57	26,189
LG Innotek Co. Ltd.[a]	78	6,686
Lotte Confectionery Co. Ltd.[a]	4	6,468
LS Industrial Systems Co. Ltd.	98	5,983

Security	Shares	Value

Mando Corp.	76	$11,413
NCsoft Corp.	91	22,532
NHN Corp.	245	51,136
OCI Co. Ltd.	47	11,280
ORION Corp.	22	13,962
S-Oil Corp.	99	11,106
S1 Corp.	103	5,009
Samsung C&T Corp.	266	18,308
Samsung Electro-Mechanics Co. Ltd.	356	29,849
Samsung Electronics Co. Ltd.	651	701,786
Samsung Engineering Co. Ltd.	179	37,841
Samsung Techwin Co. Ltd.	227	13,007
Shinsegae Co. Ltd.	30	7,039
SK C&C Co. Ltd.	90	10,096
SK Innovation Co. Ltd.	234	38,801
Woongjin Coway Co. Ltd.	330	11,077

		1,623,742
TAIWAN — 11.09%
Cathay Financial Holding Co. Ltd.	40,000	47,081
Chang Hwa Commercial Bank Ltd.	10,000	6,123
Cheng Shin Rubber Industry Co. Ltd.	9,000	22,197
Chimei Innolux Corp.[a]	14,000	7,549
China Life Insurance Co. Ltd.	9,000	9,353
China Petrochemical Development Corp.	10,000	12,842
Chinatrust Financial Holding Co. Ltd.	35,000	23,813
Chunghwa Telecom Co. Ltd.	15,000	46,129
Clevo Co.	4,000	7,185
Delta Electronics Inc.	10,000	27,487
E Ink Holdings Inc.	5,000	7,484
E.Sun Financial Holding Co. Ltd.	21,000	11,502
Far Eastern Department Stores Co. Ltd.	5,000	6,897
Formosa Chemicals & Fibre Corp.	6,000	18,778
Formosa Petrochemical Corp.	7,000	23,075
Formosa Plastics Corp.	8,000	25,037
Foxconn Technology Co. Ltd.	4,000	18,438
Giant Manufacturing Co. Ltd.	2,000	8,607
Highwealth Construction Corp.	4,000	7,484
Hiwin Technologies Corp.	1,000	11,192
Hon Hai Precision Industry Co. Ltd.	35,000	122,040
HTC Corp.	4,000	89,944
Kinsus Interconnect Technology Corp.	2,000	7,110
Largan Precision Co. Ltd.	1,000	22,418
MediaTek Inc.	2,000	20,479

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

MStar Semiconductor Inc.	1,000	$6,361
Nan Kang Rubber Tire Co. Ltd.	4,000	6,654
Nan Ya Printed Circuit Board Corp.	3,000	7,542
Pegatron Corp.	5,000	6,804
Phison Electronics Corp.	1,000	7,943
President Chain Store Corp.	3,000	15,870
Radiant Opto-Electronics Corp.	2,000	8,913
Richtek Technology Corp.	2,000	11,974
Ruentex Industries Ltd.	3,000	6,174
Simplo Technology Co. Ltd.	1,000	7,178
Standard Foods Corp.	2,000	7,110
Synnex Technology International Corp.	8,000	20,275
Taishin Financial Holdings Co. Ltd.	14,000	5,715
Taiwan Fertilizer Co. Ltd.	3,000	8,399
Taiwan Glass Industry Corp.	5,000	6,132
Taiwan Mobile Co. Ltd.	5,000	15,376
Taiwan Semiconductor Manufacturing Co. Ltd.	145,000	400,037
TPK Holding Co. Ltd.[a]	1,000	16,771
TSRC Corp.	3,000	7,664
Uni-President Enterprises Co.	22,000	33,715
Wintek Corp.	8,000	7,062
Yulon Motor Co. Ltd.	5,000	10,546

		1,234,459
THAILAND — 2.01%
Bank of Ayudhya PCL NVDR	7,000	5,840
Banpu PCL NVDR	900	19,270
BEC World PCL NVDR	5,400	7,895
Charoen Pokphand Foods PCL NVDR	18,000	21,560
CP All PCL NVDR	13,300	29,114
Indorama Ventures PCL NVDR	8,600	11,437
Kasikornbank PCL Foreign	7,000	34,347
Kasikornbank PCL NVDR	3,400	16,458
PTT Exploration & Production PCL NVDR	4,600	28,042
Siam Cement PCL Foreign	700	9,945
Siam Commercial Bank PCL NVDR	9,200	39,518

		223,426
TURKEY — 1.41%
Akbank TAS	2,471	9,935
Anadolu Efes Biracilik ve Malt Sanayii AS	1,235	18,745
BIM Birlesik Magazalar AS	511	18,000

Security	Shares	Value

Coca-Cola Icecek AS	396	$5,103
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,227	5,617
Koza Altin Isletmeleri AS	306	6,082
TAV Havalimanlari Holding ASa	1,162	5,977
Turkcell Iletisim Hizmetleri ASa	2,339	12,861
Turkiye Garanti Bankasi AS	12,277	46,690
Turkiye Halk Bankasi AS	1,829	12,623
Turkiye Sise ve Cam Fabrikalari AS	2,922	5,941
Yapi ve Kredi Bankasi ASa	5,054	9,668

		157,242

TOTAL COMMON STOCKS
(Cost: $9,922,129)		10,190,441

PREFERRED STOCKS — 8.38%

BRAZIL — 8.08%
Banco Bradesco SA	11,200	203,530
Banco do Estado do Rio Grande do Sul SA Class B	1,000	11,917
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	27,817
Companhia de Bebidas das Americas	4,400	177,087
Companhia Energetica de Minas Gerais	2,300	52,741
Companhia Energetica de Sao Paulo Class B	1,000	21,906
Itau Unibanco Holding SA	13,400	287,215
Lojas Americanas SA	1,900	20,252
Vale SA Class A	3,900	96,540

		899,005
CHILE — 0.30%
Sociedad Quimica y Minera de Chile SA Series B	563	33,700

		33,700

TOTAL PREFERRED STOCKS
(Cost: $919,505)		932,705

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	10,201	$10,201

		10,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,201)		10,201

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $10,851,835)		11,133,347
Other Assets, Less Liabilities — 0.00%		474

NET ASSETS — 100.00%		$11,133,821

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 93.56%

BRAZIL — 6.52%
CCR SA	73,800	$589,747
Cielo SA	7,200	257,487
CPFL Energia SA	52,200	841,269
EcoRodovias Infraestrutura e Logistica SA	21,600	174,244
EDP Energias do Brasil SA	36,900	902,673
Natura Cosmeticos SA	22,500	530,622
Porto Seguro SA	12,600	157,784
Redecard SA	23,400	486,563
Souza Cruz SA	67,500	1,010,790
SulAmerica SA Units	17,100	188,240
Totvs SA	2,700	50,135
Tractebel Energia SA	56,700	1,003,289
Ultrapar Participacoes SA	18,900	429,210

		6,622,053
CHILE — 4.15%
AES Gener SA	290,142	176,556
Banco de Credito e Inversiones	7,092	467,873
Colbun SA	2,561,283	751,288
Empresa Nacional de Electricidad SA	441,531	781,489
Empresa Nacional de Telecomunicaciones SA	13,662	274,692
Empresas CMPC SA	16,641	73,469
LAN Airlines SA	45,270	1,240,828
S.A.C.I. Falabella SA	14,166	141,637
Vina Concha y Toro SA	141,129	312,911

		4,220,743
CHINA —15.31%
Agricultural Bank of China Ltd. Class H	891,000	443,449
Bank of China Ltd. Class H	2,187,000	953,113
Bank of Communications Co. Ltd. Class H	108,000	89,261
China CITIC Bank Corp. Ltd. Class H	216,000	142,037
China Construction Bank Corp. Class H	972,000	817,133
China Life Insurance Co. Ltd. Class H	189,000	589,734
China Merchants Bank Co. Ltd. Class H	108,000	247,869
China Minsheng Banking Corp. Ltd. Class H	1,516,500	1,476,279
China Mobile Ltd.	31,500	336,498
China Pacific Insurance (Group) Co. Ltd. Class H	356,400	1,284,395

Security	Shares	Value

China Petroleum & Chemical Corp. Class H	306,000	$350,754
China Telecom Corp. Ltd. Class H	396,000	242,021
China Vanke Co. Ltd. Class B	286,200	369,019
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	315,000	194,547
CSG Holding Co. Ltd. Class B	72,000	62,942
Guangdong Investment Ltd.	90,000	59,182
Hengan International Group Co. Ltd.	81,000	735,775
Huabao International Holdings Ltd.	585,000	414,856
Industrial and Commercial Bank of China Ltd. Class H	1,314,000	964,021
Inner Mongolia Yitai Coal Co. Ltd. Class B	51,300	289,794
Jiangsu Expressway Co. Ltd. Class H	612,000	643,114
Kunlun Energy Co. Ltd.	234,000	394,641
PetroChina Co. Ltd. Class H	180,000	272,471
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	71,854
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	266,400	495,312
Sihuan Pharmaceutical Holdings Group Ltd.	531,000	210,875
Sinopec Shanghai Petrochemical Co. Ltd. Class H	324,000	123,656
Sinopharm Group Co. Ltd. Class H	367,200	998,997
Tencent Holdings Ltd.	12,600	328,171
Tingyi (Cayman Islands) Holding Corp.	306,000	909,434
Tsingtao Brewery Co. Ltd. Class H	54,000	291,734
Zhejiang Expressway Co. Ltd. Class H	720,000	546,798
ZTE Corp. Class H	70,200	209,993

		15,559,729
COLOMBIA — 3.12%
Almacenes Exito SA	10,197	144,980
Cementos Argos SA	118,674	730,405
Corporacion Financiera Colombiana SA	7,614	146,003
Ecopetrol SA	583,419	1,716,326
Inversiones Argos SA	46,080	437,122

		3,174,836
CZECH REPUBLIC — 0.95%
Telefonica O2 Czech Republic AS	44,100	961,833

		961,833

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

EGYPT — 0.92%
Commercial International Bank Egypt SAE	192,006	$797,538
Egyptian Kuwaiti Holding Co. SAE	60,735	75,311
National Societe Generale Bank SAE	12,366	58,911

		931,760
INDIA — 4.13%
ACC Ltd.	1,998	53,244
Bharat Petroleum Corp. Ltd.	46,629	630,077
Cipla Ltd.	88,731	573,828
Coal India Ltd.	98,883	674,890
Dr. Reddy’s Laboratories Ltd.	6,840	229,261
Infosys Ltd.	13,743	808,554
Maruti Suzuki India Ltd.	2,601	66,593
Oil & Natural Gas Corp. Ltd.	8,199	49,050
Piramal Healthcare Ltd.	36,090	333,212
Sun Pharmaceuticals Industries Ltd.	69,129	776,344

		4,195,053
INDONESIA — 4.17%
PT Bank Central Asia Tbk	1,534,500	1,292,927
PT Bank Mandiri Persero Tbk	337,500	241,339
PT Semen Gresik (Persero) Tbk	252,000	314,301
PT Telekomunikasi Indonesia Tbk	1,219,500	953,157
PT Unilever Indonesia Tbk	675,000	1,440,549

		4,242,273
MALAYSIA — 7.36%
Berjaya Sports Toto Bhd	304,400	445,092
Bumi Armada Bhd[a]	472,500	634,101
Genting Malaysia Bhd	74,700	97,505
Hong Leong Bank Bhd	198,900	803,435
Maxis Communications Bhd	657,900	1,300,206
MISC Bhd	194,800	365,474
Petronas Chemicals Group Bhd	233,100	521,372
Petronas Dagangan Bhd	117,900	714,760
Petronas Gas Bhd	91,800	514,852
Public Bank Bhd Foreign	332,100	1,512,217
Sime Darby Bhd	137,700	445,439
Tenaga Nasional Bhd	60,300	126,418

		7,480,871
MEXICO — 1.11%
Arca Continental SAB de CV	15,300	71,198
El Puerto de Liverpool SA de CV Series C1	52,200	417,624

Security	Shares	Value

Grupo Modelo SAB de CV Series C	66,600	$437,647
Wal-Mart de Mexico SAB de CV Series V	65,700	205,825

		1,132,294
MOROCCO — 0.43%
Attijariwafa Bank	9,810	438,196

		438,196
PERU — 1.92%
Compania de Minas Buenaventura SA SP ADR	15,489	621,574
Credicorp Ltd.	10,791	1,326,106

		1,947,680
PHILIPPINES — 2.26%
Aboitiz Power Corp.	92,700	69,381
Ayala Corp.	6,480	60,776
Bank of the Philippine Islands	377,100	588,296
Energy Development Corp.	333,900	42,562
Jollibee Foods Corp.	135,180	309,850
Philippine Long Distance Telephone Co.	18,360	1,227,292

		2,298,157
POLAND — 1.22%
Asseco Poland SA	9,954	173,856
Cyfrowy Polsat SAa	53,766	248,322
Polskie Gornictwo Naftowe i Gazownictwo SA	558,495	661,209
Telekomunikacja Polska SA	29,178	161,238

		1,244,625
RUSSIA — 1.27%
LUKOIL OAO	12,258	786,753
Surgutneftegas OJSC	486,000	504,881

		1,291,634
SOUTH AFRICA — 8.73%
Aspen Pharmacare Holdings Ltd.[a]	70,542	1,028,749
Bidvest Group Ltd.	10,656	251,461
Discovery Holdings Ltd.	28,368	186,272
Foschini Group Ltd. (The)	15,237	241,740
Growthpoint Properties Ltd.	306,405	845,162
Life Healthcare Group Holdings Ltd.	269,847	787,787
Massmart Holdings Ltd.	3,870	91,371
Naspers Ltd. Class N	2,070	115,839
Pick’n Pay Stores Ltd.	49,491	286,110
Pretoria Portland Cement Co. Ltd.	101,574	430,826

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

Redefine Properties Ltd.	587,952	$619,503
Remgro Ltd.	48,357	864,042
Shoprite Holdings Ltd.	74,808	1,365,586
Telkom South Africa Ltd.	12,105	41,985
Tiger Brands Ltd.	10,026	350,564
Truworths International Ltd.	61,974	672,379
Vodacom Group Ltd.	49,563	688,541

		8,867,917
SOUTH KOREA — 8.51%
AmorePacific Corp.	756	693,339
Celltrion Inc.	4,329	135,435
Cheil Industries Inc.	2,601	222,267
Kangwon Land Inc.	3,870	89,250
Korea Electric Power Corp.[a]	3,690	82,790
Korea Exchange Bank	25,560	186,207
Korean Air Lines Co. Ltd.[a]	3,870	182,651
KT Corp.	920	26,809
KT Corp. SP ADR	4,158	61,164
KT&G Corp.	12,285	803,828
LG Electronics Inc.	2,530	193,132
LG Household & Health Care Ltd.	882	405,236
LG Uplus Corp.	37,710	213,709
Lotte Shopping Co. Ltd.	450	151,646
NCsoft Corp.	711	176,046
NHN Corp.	2,907	606,748
S1 Corp.	8,577	417,072
Samsung Electro-Mechanics Co. Ltd.	1,125	94,326
Samsung Electronics Co. Ltd.[b]	819	882,893
Samsung Fire & Marine Insurance Co. Ltd.	1,017	191,814
Samsung Life Insurance Co. Ltd.	5,967	486,971
Samsung SDI Co. Ltd.	2,349	289,760
Shinhan Financial Group Co. Ltd.	6,000	232,229
Shinsegae Co. Ltd.	1,026	240,743
SK Telecom Co. Ltd.	6,201	806,494
Woongjin Coway Co. Ltd.	9,990	335,314
Yuhan Corp.	4,149	443,188

		8,651,061
TAIWAN — 15.22%
Advantech Co. Ltd.	54,000	181,861
Asia Cement Corp.	459,000	587,881
China Airlines Ltd.	120,828	57,339
China Steel Corp.	900,000	933,800

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	396,000	$1,217,798
Delta Electronics Inc.	216,000	593,713
Far EasTone Telecommunications Co. Ltd.	711,000	1,492,336
First Financial Holding Co. Ltd.	540,000	346,272
Formosa Chemicals & Fibre Corp.	261,000	816,846
Formosa Petrochemical Corp.	432,000	1,424,030
Formosa Plastics Corp.	297,000	929,514
Giant Manufacturing Co. Ltd.	54,000	232,379
Inventec Corp.	1,206,000	574,364
Lite-On Technology Corp.	90,000	122,313
Macronix International Co. Ltd.	108,000	45,925
Nan Ya Plastics Corp.	171,000	419,996
President Chain Store Corp.	81,000	428,477
Realtek Semiconductor Corp.	162,000	343,884
Ruentex Industries Ltd.	54,000	111,138
Sino-American Silicon Products Inc.	27,000	56,028
Synnex Technology International Corp.	45,000	114,046
Taiwan Cement Corp.	315,000	404,519
Taiwan Cooperative Financial Holding Co. Ltd.[a]	1,440,000	945,435
Taiwan Mobile Co. Ltd.	423,000	1,300,830
Taiwan Semiconductor Manufacturing Co. Ltd.	351,000	968,366
Transcend Information Inc.	55,000	164,461
TSRC Corp.	99,000	252,922
U-Ming Marine Transport Corp.	234,000	407,566

		15,474,039
THAILAND — 6.26%
Advanced Information Service PCL NVDR	272,700	1,441,665
Bangkok Bank PCL NVDR	164,700	984,989
BEC World PCL NVDR	359,100	525,035
Charoen Pokphand Foods PCL NVDR	158,400	189,724
CP All PCL NVDR	746,100	1,633,211
IRPC PCL NVDR	1,612,800	252,591
Kasikornbank PCL NVDR	124,200	601,200
Siam Commercial Bank PCL NVDR	171,000	734,512

		6,362,927

TOTAL COMMON STOCKS
(Cost: $88,937,307)		95,097,681

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

PREFERRED STOCKS — 6.13%

BRAZIL — 4.35%
AES Tiete SA	49,500	$733,750
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,700	125,179
Companhia de Bebidas das Americas	11,700	470,889
Companhia de Transmissao de Energia Electrica Paulista	17,100	576,075
Companhia Energetica de Minas Gerais	41,400	949,338
Companhia Paranaense de Energia Class B	36,000	906,448
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	30,600	658,910

		4,420,589
CHILE — 0.64%
Sociedad Quimica y Minera de Chile SA Series B	10,827	648,079

		648,079
COLOMBIA — 0.17%
BanColombia SA	10,443	168,055

		168,055
RUSSIA — 0.52%
Surgutneftegas OJSC	780,300	533,937

		533,937
SOUTH KOREA — 0.45%
Samsung Electronics Co. Ltd.	729	456,796

		456,796

TOTAL PREFERRED STOCKS
(Cost: $5,708,830)		6,227,456

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	52,428	52,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	3,878	3,878

		56,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,306)		56,306

Value

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $94,702,443)	$101,381,443
Other Assets, Less Liabilities — 0.26%	261,116

NET ASSETS — 100.00%	$101,642,559

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 97.88%

BRAZIL — 5.66%
Aliansce Shopping Centers SA	5,600	$51,828
Arezzo Industria e Comercio SA	4,000	74,530
Autometal SA	5,600	43,381
BR Properties SA	10,800	138,703
Brasil Brokers Participacoes SA	14,400	62,736
Brasil Insurance Participacoes e Administracao SA	4,400	52,280
Companhia de Saneamento de Minas Gerais SA	2,800	71,105
Equatorial Energia SA	6,000	43,509
Estacio Participacoes SA	6,000	72,794
Eternit SA	10,000	53,993
Even Construtora e Incorporadora SA	16,800	73,095
EZ TEC Empreendimentos e Participacoes SA	4,800	55,887
Fleury SA	3,600	51,351
Gafisa SA	44,000	122,500
Grendene SA	9,600	50,882
Helbor Empreendimentos SA	4,800	73,388
Iguatemi Empresa de Shopping Centers SA	2,000	48,226
Iochpe-Maxion SA	4,800	90,302
Julio Simoes Logistica SA	7,200	44,452
Kroton Educacional SAa	4,000	54,983
Kroton Educacional SA New[a]	1,612	22,158
LLX Logistica SAa	24,400	52,015
LPS Brasil — Consultoria de Imoveis SA	5,200	105,672
Marfrig Alimentos SA	14,900	91,557
Mills Estruturas e Servicos de Engenharia SA	4,800	62,624
Restoque Comercio e Confeccoes de Roupas SA	3,600	72,969
Santos Brasil Participacoes SA	2,800	49,659
Sao Martinho SA	4,000	49,135
SLC Agricola SA	5,600	51,861
Tecnisa SA	9,600	56,977
Tegma Gestao Logistica SA	3,600	66,678
TPI — Triunfo Participacoes e Investimentos SA	7,200	38,791

Security	Shares	Value

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,000	$118,819
Vanguarda Agro SAa	139,200	35,674

		2,204,514
CHILE — 1.45%
Administradora Fondos Pensiones Provida SA	13,708	68,841
Besalco SA	43,460	80,618
Compania SudAmericana de Vapores SA	280,000	66,054
Inversiones Aguas Metropolitanas SA	40,452	66,255
Norte Grande SA	3,722,392	46,166
Parque Arauco SA	45,652	89,400
SalfaCorp SA	17,860	52,197
Sonda SA	31,908	93,427

		562,958
CHINA — 15.07%
361 Degrees International Ltd.	104,000	45,056
Ajisen (China) Holdings Ltd.	32,000	43,818
AMVIG Holdings Ltd.	88,000	50,719
Anhui Expressway Co. Ltd. Class H	72,000	45,953
Anxin-China Holdings Ltd.[a]	192,000	45,551
Asia Cement China Holdings Corp.	65,000	36,541
Asian Citrus Holdings Ltd.	80,000	48,377
Beijing Capital Land Ltd. Class H	168,000	50,904
Beijing Enterprises Water Group Ltd.[a]	232,000	62,220
Biostime International Holdings Ltd.	20,000	38,475
Boshiwa International Holding Ltd.	154,000	54,009
C C Land Holdings Ltd.	212,000	56,856
China Automation Group Ltd.	144,000	49,202
China Datang Corp. Renewable Power Co. Ltd. Class Ha	333,000	62,687
China Everbright International Ltd.	256,000	118,829
China High Precision Automation Group Ltd.[b]	108,000	16,571
China High Speed Transmission Equipment Group Co. Ltd.	128,000	84,830
China Huiyuan Juice Group Ltd.	126,000	47,926
China Lilang Ltd.	40,000	41,879
China Metal Recycling Holdings Ltd.	38,400	47,086
China Modern Dairy Holdings Ltd.[a]	164,000	43,349
China Oil and Gas Group Ltd.[a]	720,000	70,555

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

China Pharmaceutical Group Ltd.	144,000	$40,847
China Power International Development Ltd.	200,000	49,770
China Power New Energy Development Co. Ltd.[a]	1,080,000	54,308
China Precious Metal Resources Holdings Co. Ltd.[a]	240,000	44,561
China Rare Earth Holdings Ltd.[a]	208,000	60,343
China Singyes Solar Technologies Holdings Ltd.	80,000	46,624
China South City Holdings Ltd.	392,000	55,598
China Suntien Green Energy Corp. Ltd. Class H	260,000	59,002
China Travel International Investment Hong Kong Ltd.	312,000	61,952
China Vanadium Titano-Magnetite Mining Co. Ltd.	176,000	46,521
China Water Affairs Group Ltd.	200,000	59,827
China Wireless Technologies Ltd.	220,000	46,521
Chinasoft International Ltd.[a]	120,000	36,360
Chongqing Machinery & Electric Co. Ltd. Class H	184,000	40,569
CITIC Dameng Holdings Ltd.[a]	268,000	45,267
CITIC Resources Holdings Ltd.[a]	442,000	78,647
Comba Telecom Systems Holdings Ltd.	92,000	69,157
Cosco International Holdings Ltd.	128,000	60,735
Dazhong Transportation Group Co. Ltd. Class B	86,400	43,459
Digital China Holdings Ltd.	72,000	144,637
Extrawell Pharmaceutical Holdings Ltd.[a]	530,000	32,118
Fantasia Holdings Group Co. Ltd.	570,000	72,024
First Tractor Co. Ltd. Class H	48,000	56,196
Fufeng Group Ltd.	104,000	52,029
Global Bio-Chem Technology Group Co. Ltd.	176,000	47,428
Haitian International Holdings Ltd.	48,000	50,502
Hangzhou Steam Turbine Co. Ltd. Class B	43,600	56,217
Harbin Electric Co. Ltd. Class H	64,000	74,103
Heng Tai Consumables Group Ltd.[a]	768,000	40,600
Heng Xin China Holdings Ltd.[a]	384,000	41,095
Hi Sun Technology (China) Ltd.[a]	228,000	51,446
Hopson Development Holdings Ltd.	88,000	71,369

Security	Shares	Value

Hunan Nonferrous Metal Corp. Ltd. Class Ha	168,000	$51,121
Inspur International Ltd.	1,215,000	41,515
Interchina Holdings Co. Ltd.[a]	680,000	67,512
Jiangsu Future Land Co. Ltd. Class B	99,600	62,350
Kaisa Group Holdings Ltd.[a]	168,000	37,691
Kingdee International Software Group Co. Ltd.	160,000	43,117
Kingsoft Corp. Ltd.	96,000	46,294
Li Ning Co. Ltd.	90,000	108,153
Lumena Resources Corp.	184,000	51,482
Luthai Textile Co. Ltd. Class B	43,600	38,790
MIE Holdings Corp.	110,000	43,542
Minth Group Ltd.	56,000	69,245
New World Department Store China Ltd.	68,000	42,874
North Mining Shares Co. Ltd.[a]	1,160,000	42,627
NVC Lighting Holdings Ltd.	104,000	45,860
PCD Stores Ltd.	328,000	63,437
Peak Sport Products Co. Ltd.	112,000	33,936
Ports Design Ltd.	40,000	63,643
REXLot Holdings Ltd.	800,000	68,079
Shenzhen Expressway Co. Ltd. Class H	88,000	38,692
Shenzhen International Holdings Ltd.	1,060,000	73,804
Shenzhen Investment Ltd.	328,000	78,662
Shenzhou International Group Holdings Ltd.	36,000	64,799
Shougang Concord International Enterprises Co. Ltd.	472,000	36,515
Silver Grant International Industries Ltd.	248,000	66,831
Sino Biopharmaceutical Ltd.	256,000	70,967
Sino Oil And Gas Holdings Ltd.[a]	1,060,000	36,218
Sino Union Energy Investment Group Ltd.[a]	760,000	49,976
Sinotrans Ltd. Class H	396,000	82,716
Sinotrans Shipping Ltd.	332,000	91,607
Sparkle Roll Group Ltd.	288,000	33,421
Sunac China Holdings Ltd.[a]	180,000	62,664
TCC International Holdings Ltd.	80,000	35,690
TCL Communication Technology Holdings Ltd.	64,000	36,061
Tech Pro Technology Development Ltd.[a]	72,000	27,015
Tianjin Development Holdings Ltd.[a]	144,000	78,538
Tianjin Port Development Holdings Ltd.	408,000	63,654

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Tianneng Power International Ltd.	88,000	$48,790
Tibet 5100 Water Resources Holdings Ltd.[a]	337,000	87,338
Towngas China Co. Ltd.	80,000	47,449
Travelsky Technology Ltd. Class H	100,000	54,412
United Energy Group Ltd.[a]	368,000	60,735
United Gene High-Tech Group Ltd.[a]	2,570,000	26,178
Vinda International Holdings Ltd.	44,000	59,456
West China Cement Ltd.	216,000	50,131
Winsway Coking Coal Holding Ltd.	163,000	46,237
Xingda International Holdings Ltd.	96,000	50,502
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	108,000	37,598
XTEP International Holdings Ltd.	102,000	36,824
Yip’s Chemical Holdings Ltd.	48,000	38,619
Yuexiu Real Estate Investment Trust	180,000	93,531
Yuexiu Transport Infrastructure Ltd.	136,000	61,725
Zhejiang Southeast Electric Power Co. Ltd. Class B	147,200	66,976

		5,866,824
CZECH REPUBLIC — 0.49%
Central European Media Enterprises Ltd. Class Aa	6,605	49,968
Pegas Nonwovens SA	2,684	64,947
Philip Morris CR AS	124	75,865

		190,780
INDIA — 7.93%
Amtek Auto Ltd.	21,816	63,320
Andhra Bank	17,240	46,046
Apollo Hospitals Enterprise Ltd.	7,796	92,205
Areva T&D India Ltd.	14,664	57,013
Ashok Leyland Ltd.	148,240	85,599
Aurobindo Pharma Ltd.	18,688	42,745
Bharat Forge Ltd.	14,504	91,268
Biocon Ltd.	9,396	52,818
Bombay Rayon Fashions Ltd.	13,368	73,782
CESC Ltd.	10,028	55,337
Cox & Kings Ltd.	12,976	45,486
Educomp Solutions Ltd.	8,912	38,550
EID Parry India Ltd.	11,816	46,832
Elder Pharmaceuticals Ltd.	3,008	20,763
Emami Ltd.	5,220	40,468

Security	Shares	Value

Federal Bank Ltd.	12,165	$100,663
Financial Technologies India Ltd.	4,696	79,231
Fortis Healthcare India Ltd.[a]	15,344	34,016
Great Eastern Shipping Co. Ltd. (The)	14,500	71,405
Gujarat Fluorochemicals Ltd.	2,324	24,165
Gujarat Gas Co. Ltd.	5,180	44,988
Gujarat Mineral Development Corp. Ltd.	16,316	68,314
Gujarat State Petronet Ltd.	24,508	38,680
GVK Power & Infrastructure Ltd.[a]	208,880	76,503
Hexa Tradex Ltd.[a]	10,325	7,374
Hexaware Technologies Ltd.	35,344	87,945
India Infoline Ltd.	49,160	69,763
Indiabulls Financial Services Ltd.	21,668	101,487
Indian Hotels Co. Ltd.	49,324	69,794
Indraprastha Gas Ltd.	4,906	37,223
IRB Infrastructure Developers Ltd.	19,164	72,065
Jammu & Kashmir Bank Ltd.	3,472	61,268
Jindal Saw Ltd.	29,500	97,451
Jubilant Foodworks Ltd.[a]	2,128	45,198
Kemrock Industries & Exports Ltd.	2,036	20,937
Manappuram Finance Ltd.	77,552	65,748
MAX India Ltd.[a]	35,042	116,652
Monnet Ispat & Energy Ltd.	5,552	54,251
PTC India Ltd.	51,208	62,377
Redington India Ltd.	39,576	70,334
REI Agro Ltd.	109,344	34,247
Schneider Electric Infrastructure Ltd. New[a]	25,662	22,201
Shree Cement Ltd.	2,004	114,518
South Indian Bank Ltd.	137,392	73,167
Sterling International Enterprises Ltd.[a]	25,100	7,477
Syndicate Bank	21,540	48,389
Tata Global Beverages Ltd.	39,874	102,146
Thermax Ltd.	6,976	76,379
Torrent Pharmaceuticals Ltd.	3,696	41,425
Voltas Ltd.	27,844	62,409
Welspun Corp. Ltd.	24,492	73,261

		3,085,683
INDONESIA — 4.56%
PT Agung Podomoro Land Tbk[a]	1,126,000	41,819
PT AKR Corporindo Tbk	124,000	49,490
PT Alam Sutera Realty Tbk	890,000	56,242
PT Bakrie and Brothers Tbk[a]	8,163,000	45,249

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

PT Bakrie Sumatera Plantations Tbk	1,262,000	$41,274
PT Bakrie Telecom Tbk[a]	1,642,000	48,241
PT Bakrieland Development Tbk[a]	3,822,000	54,237
PT Bank Bukopin Tbk	444,000	30,519
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	304,000	38,084
PT Bank Tabungan Negara Tbk	218,000	29,486
PT Barito Pacific Tbk[a]	506,000	40,951
PT Benakat Petroleum Energy Tbk[a]	1,854,500	44,204
PT Bhakti Investama Tbk	2,056,000	62,683
PT Ciputra Development Tbk	1,032,000	73,224
PT Energi Mega Persada Tbk[a]	2,406,000	50,681
PT Gajah Tunggal Tbk	132,000	40,244
PT Garuda Indonesia Tbk[a]	752,000	48,355
PT Global Mediacom Tbk	444,000	62,022
PT Holcim Indonesia Tbk	168,000	42,838
PT Indah Kiat Pulp and Paper Tbk[a]	480,000	68,647
PT Indosiar Karya Media Tbk[a]	166,000	69,013
PT Japfa Comfeed Indonesia Tbk	68,000	32,605
PT Krakatau Steel Tbk	346,000	32,605
PT Lippo Karawaci Tbk	1,386,000	107,561
PT Medco Energi Internasional Tbk	194,000	49,468
PT Media Nusantara Citra Tbk	364,000	67,392
PT Mitra Adiperkasa Tbk	72,500	45,413
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	166,000	48,769
PT Ramayana Lestari Sentosa Tbk	692,500	64,490
PT Sampoerna Agro Tbk	96,000	36,985
PT Sentul City Tbk[a]	2,084,000	55,450
PT Summarecon Agung Tbk	448,000	64,071
PT Timah Tbk	160,000	34,945
PT Tower Bersama Infrastructure Tbk	178,000	51,308
PT Trada Maritime Tbk	453,000	45,702

		1,774,267
MALAYSIA — 4.97%
Affin Holdings Bhd	38,400	39,483
Dialog Group Bhd	106,080	86,054
DRB-Hicom Bhd	84,400	71,284
Eastern & Oriental Bhd	121,200	66,355
IGB Corp. Bhd	124,000	118,805
IJM Land Bhd	62,000	44,500
Kencana Petroleum Bhd[a]	107,200	114,161

Security	Shares	Value

KFC Holdings Malaysia Bhd	30,800	$39,175
KLCC Property Holdings Bhd	78,400	88,987
KNM Group Bhd	151,200	48,204
KPJ Healthcare Bhd	30,400	50,134
Kulim Malaysia Bhd	32,800	49,602
Mah Sing Group Bhd	62,000	45,742
Malaysian Airline System Bhd[a]	85,600	40,864
Malaysian Pacific Industries Bhd	22,800	23,139
Malaysian Resources Corp. Bhd	155,600	104,409
Media Prima Bhd	106,000	96,251
Multi-Purpose Holdings Bhd	64,800	62,085
OSK Holdings Bhd	140,400	84,367
Perdana Petroleum Bhd[a]	200,400	49,841
Pharmaniaga Bhd	1,284	2,299
POS Malaysia Bhd	69,600	62,502
QL Resources Bhd	47,200	51,998
SapuraCrest Petroleum Bhd	25,000	41,479
Scomi Group Bhd[a]	220,100	21,676
Sunway Real Estate Investment Trust Bhd	255,600	107,513
TAN Chong Motor Holdings Bhd	47,600	68,647
TIME dotCom Bhd[a]	204,000	47,671
Top Glove Corp. Bhd	38,800	63,080
Wah Seong Corp. Bhd	70,000	47,671
WCT Bhd	106,400	94,483

		1,932,461
MEXICO — 2.42%
Alsea SAB de CV	40,800	53,398
Axtel SAB de CV CPO[a]	113,600	38,102
Bolsa Mexicana de Valores SAB de CV	24,400	47,711
Consorcio ARA SAB de CV	185,600	59,349
Controladora Comercial Mexicana SAB de CV BC Units[a]	26,800	48,297
Corporacion Geo SAB de CV Series Ba	51,600	74,190
Desarrolladora Homex SAB de CVa	24,800	74,843
Empresas ICA SAB de CVa	63,600	117,300
Genomma Lab Internacional SAB de CV Series Ba	27,200	51,995
Gruma SAB de CV Series Ba	21,600	53,061
Grupo Aeroportuario del Sureste SAB de CV	14,800	102,450
Grupo Herdez SAB de CV	20,000	41,062
Industrias CH SAB de CV Series Ba	20,400	82,171

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Promotora y Operadora Infraestructura SAB de CVa	11,600	$52,610
TV Azteca SAB de CV CPO	75,600	46,871

		943,410
PHILIPPINES — 1.34%
Belle Corp.[a]	473,833	50,315
Cebu Air Inc.	21,120	32,676
Filinvest Land Inc.	2,096,000	60,299
First Gen Corp.[a]	122,400	38,362
First Philippine Holdings Corp.	20,020	28,821
Manila Water Co. Inc.	89,200	46,525
Megaworld Corp.	1,140,000	46,928
Philippine National Bank[a]	30,304	48,410
Robinsons Land Corp.	211,600	78,196
Security Bank Corp.	18,000	54,309
SM Development Corp.	216,000	36,981

		521,822
POLAND — 1.40%
Budimex SA	2,916	81,565
Eurocash SA	7,284	75,788
Lubelski Wegiel Bogdanka SA	3,184	133,592
Netia SAa	28,744	55,346
PBG SA	2,752	57,420
Polimex-Mostostal SA	143,680	83,183
Warsaw Stock Exchange	4,236	57,715

		544,609
RUSSIA — 1.01%
OGK-1 OAO[a]	1,707,300	44,612
OGK-2 OJSC	2,821,561	81,117
PIK Group[a]	14,800	41,034
RBC OJSC[a]	123,500	91,309
Sollers OJSC[a]	4,212	61,230
VSMPO-AVISMA Corp.	381	71,722

		391,024
SOUTH AFRICA — 9.04%
Acucap Properties Ltd.	21,664	117,331
Adcock Ingram Holdings Ltd.	12,544	104,222
Aeci Ltd.	10,944	135,570
Afgri Ltd.	54,696	43,242
African Oxygen Ltd.	28,084	72,376
Allied Technologies Ltd.	4,848	34,156
Astral Foods Ltd.	4,556	75,890

Security	Shares	Value

AVI Ltd.	14,904	$87,761
Brait SEa	40,084	113,631
Capital Property Fund	54,232	64,130
Cipla Medpro South Africa Ltd.	70,728	59,524
City Lodge Hotels Ltd.	8,996	94,341
Clicks Group Ltd.	17,800	104,886
Coronation Fund Managers Ltd.	14,236	52,452
DataTec Ltd.	20,685	124,940
Emira Property Fund	43,276	72,434
Famous Brands Ltd.	6,724	39,756
Fountainhead Property Trust	116,372	113,245
Grindrod Ltd.	39,509	79,546
Group Five Ltd.	12,676	46,806
Hyprop Investments Ltd.	13,084	99,137
Illovo Sugar Ltd.	21,080	73,566
JD Group Ltd.	15,280	99,266
JSE Ltd.	9,420	99,103
Lewis Group Ltd.	6,204	63,179
Mondi Ltd.	10,420	97,484
Mr Price Group Ltd.	15,820	189,453
Murray & Roberts Holdings Ltd.[a]	24,617	95,822
Nampak Ltd.	39,968	126,338
Omnia Holdings Ltd.	6,905	88,771
Palabora Mining Co. Ltd.	1,968	40,812
Pick’n Pay Holdings Ltd.	20,280	49,896
Resilient Property Income Fund Ltd.	16,572	81,746
Royal Bafokeng Platinum Ltd.[a]	5,116	42,918
SA Corporate Real Estate Fund Nominees Pty Ltd.	188,128	81,309
Sun International Ltd.	8,724	98,303
Super Group Ltd.[a]	51,028	99,040
Sycom Property Fund	14,768	47,871
Tongaat Hulett Ltd.	9,956	136,975
Vukile Property Fund Ltd.	43,876	90,223
Wilson Bayly Holmes-Ovcon Ltd.	5,126	81,395

		3,518,846
SOUTH KOREA — 16.19%
Ahnlab Inc.	614	50,493
AmorePacific Group	324	71,245
Asiana Airlines Inc.[a]	8,000	52,202
Binggrae Co. Ltd.	1,104	58,618
Capro Corp.	2,080	49,735

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Chabio & Diostech Co. Ltd.[a]	4,006	$40,643
Cheil Worldwide Inc.	8,880	150,815
CJ CGV Co. Ltd.	2,400	55,134
CJ E&M Corp.[a]	2,080	57,637
CJ O Shopping Co. Ltd.	272	68,807
CNK International Co. Ltd.[a]	17,260	44,819
CrucialTec Co. Ltd.[a]	2,690	35,948
Daishin Securities Co. Ltd.	7,680	87,185
Daum Communications Corp.[a]	1,028	103,560
Digitech Systems Co. Ltd.[a]	3,769	37,733
Dong-A Pharmaceutical Co. Ltd.	780	59,264
Dongsuh Co. Inc.	1,624	49,138
Dongyang Mechatronics Corp.	3,400	44,828
Doosan Engine Co. Ltd.[a]	3,040	39,266
Duksan Hi-Metal Co. Ltd.[a]	2,020	47,488
Fila Korea Ltd.	908	63,714
Foosung Co. Ltd.[a]	6,440	40,296
GemVax & Kael Co. Ltd.[a]	2,068	78,563
Grand Korea Leisure Co. Ltd.	1,920	32,180
Green Cross Corp.	476	54,037
GS Home Shopping Inc.	364	39,077
Halla Climate Control Corp.	3,600	74,978
Hana Tour Service Inc.	1,164	44,324
Handsome Co. Ltd.	2,120	61,872
Hanjin Heavy Industries & Construction Co. Ltd.[a]	3,060	57,440
Hanjin Shipping Co. Ltd.[a]	7,460	115,028
Hanmi Pharm Co. Ltd.[a]	798	40,730
Hansol Paper Co.	7,210	56,972
Hanwha Securities Co.	15,160	70,059
Hotel Shilla Co. Ltd.	2,960	112,449
Huchems Fine Chemical Corp.	2,600	53,105
Hwa Shin Co. Ltd.[a]	3,000	32,180
Hyundai Corp.	1,600	41,333
Hyundai Elevator Co. Ltd.[a]	437	52,734
Hyundai Greenfood Co. Ltd.	3,720	48,216
Hyundai Home Shopping Network Corp.	548	71,027
Ilyang Pharmaceutical Co. Ltd.	1,600	40,761
Infraware Inc.[a]	3,152	40,572
INTOPS Co. Ltd.	2,438	40,534
Jusung Engineering Co. Ltd.[a]	5,752	59,899
KEPCO Plant Service & Engineering Co. Ltd.	1,600	55,635

Security	Shares	Value

KIWOOM Securities Co. Ltd.	1,396	$86,102
Kolon Industries Inc.	1,392	90,334
Komipharm International Co. Ltd.[a]	4,620	37,209
Korea Express Co. Ltd.[a]	688	50,429
Korea Petrochemical Ind Co. Ltd.	340	31,303
Korean Reinsurance Co.	7,040	91,561
KT Skylife Co. Ltd.[a]	2,720	56,650
Kumho Industrial Co. Ltd.[a]	7,540	47,988
Kumho Tire Co. Inc.[a]	4,120	50,454
LG Fashion Corp.	1,760	66,075
LG Hausys Ltd.	1,196	84,778
LG International Corp.	2,684	141,550
LG Life Sciences Ltd.[a]	1,680	51,734
LIG Insurance Co. Ltd.	3,320	73,301
Lock & Lock Co. Ltd.	1,455	39,668
Lotte Chilsung Beverage Co. Ltd.[a]	60	67,362
Lotte Midopa Co. Ltd.	4,610	68,611
Lotte Samkang Co. Ltd.[a]	132	52,152
Medipost Co. Ltd.[a]	785	72,906
MegaStudy Co. Ltd.	448	46,173
Meritz Finance Group Inc.[a]	18,890	48,883
Meritz Fire & Marine Insurance Co. Ltd.	4,760	53,398
Namhae Chemical Corp.	5,000	49,834
Namyang Dairy Products Co. Ltd.	76	53,329
Neowiz Games Corp.[a]	1,240	43,782
Nexen Tire Corp.	3,360	48,505
NongShim Co. Ltd.	328	71,099
OCI Materials Co. Ltd.[a]	620	42,840
Partron Co. Ltd.	4,858	60,794
Poongsan Corp.	2,000	60,605
POSCO Chemtech Co. Ltd.	252	38,699
Posco ICT Co. Ltd.	7,832	60,277
RNL BIO Co. Ltd.[a]	8,870	35,164
S&T Dynamics Co. Ltd.	4,240	70,874
Samsung Fine Chemicals Co. Ltd.	1,884	103,401
Samyang Holdings Corp.	510	33,461
SeAH Besteel Corp.	960	41,619
Seoul Semiconductor Co. Ltd.	3,966	93,768
SFA Engineering Corp.	1,213	66,357
SK Broadband Co. Ltd.[a]	18,664	59,392
SK Chemicals Co. Ltd.	1,404	87,474

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

SK Communications Co. Ltd.[a]	2,493	$30,864
SK Securities Co. Ltd.	56,840	73,163
SKC Co. Ltd.	1,661	72,752
SM Entertainment Co.[a]	1,191	56,956
Soulbrain Co. Ltd.[a]	1,124	39,335
STX Corp. Co. Ltd.[a]	4,440	58,937
STX Engine Co. Ltd.[a]	3,000	51,755
STX Offshore & Shipbuilding Co. Ltd.[a]	4,920	74,324
Sung Kwang Bend Co. Ltd.	2,673	57,583
Sungwoo Hitech Co. Ltd.[a]	3,231	40,000
Suprema Inc.	3,144	40,188
Taekwang Industrial Co. Ltd.	36	42,155
Taewoong Co. Ltd.[a]	1,444	46,790
Taihan Electric Wire Co. Ltd.[a]	16,800	52,785
TK Corp.[a]	2,511	68,009
Tong Yang Life Insurance Co.	3,680	46,381
TONGYANG Securities Inc.	13,920	67,191
Wonik IPS Co. Ltd.[a]	6,636	57,004
Woongjin Thinkbig Co. Ltd.	4,280	54,517
Youngone Corp.	2,760	59,950

		6,302,807
TAIWAN — 19.97%
Ability Enterprise Co. Ltd.	72,000	75,439
ALI Corp.	68,000	120,057
Altek Corp.	65,133	60,932
Ambassador Hotel Ltd. (The)	36,000	47,884
AmTRAN Technology Co. Ltd.	146,312	114,477
Asia Optical Co. Inc.[a]	40,000	45,993
Asia Polymer Corp.	72,000	93,074
BES Engineering Corp.	200,000	59,260
Career Technology MFG. Co. Ltd.	28,000	56,865
Cathay Real Estate Development Co. Ltd.	84,000	35,862
Cheng Loong Corp.	176,000	71,547
China Bills Finance Corp.	120,000	45,925
China Manmade Fibers Corp.[a]	124,000	54,626
China Steel Chemical Corp.	8,000	38,100
China Synthetic Rubber Corp.	68,000	69,281
Chipbond Technology Corp.	72,000	87,196
Chong Hong Construction Co.	16,000	36,195
Chroma ATE Inc.	36,000	82,542
Chung Hung Steel Corp.	168,000	68,009
Compal Communications Inc.	40,000	92,121

Security	Shares	Value

Compeq Manufacturing Co.[a]	152,000	$63,083
CSBC Corp. Taiwan	56,000	47,435
CTCI Corp.	48,000	77,888
Cyberlink Corp.	24,213	77,673
CyberTAN Technology Inc.	56,000	60,580
D-Link Corp.	88,000	69,003
Dynapack International Technology Corp.	12,000	70,418
Elan Microelectronics Corp.	72,000	94,299
Faraday Technology Corp.	72,000	119,526
FLEXium Interconnect Inc.	17,229	76,486
Formosan Rubber Group Inc.	60,000	44,292
G Tech Optoelectronics Corp.	31,628	97,909
Gemtek Technology Corp.	80,000	77,970
Genesis Photonics Inc.[a]	24,000	37,964
Gigabyte Technology Co. Ltd.	84,000	71,867
Gigastorage Corp.	64,400	58,494
Global Unichip Corp.	16,000	63,138
Gloria Material Technology Corp.[a]	56,000	52,769
Goldsun Development & Construction Co. Ltd.	120,000	51,844
Grand Pacific Petrochemical Corp.	80,000	40,822
Great Wall Enterprise Co. Ltd.	34,770	38,441
Greatek Electronics Inc.	132,000	107,545
Green Energy Technology Inc.	38,183	51,957
HannsTouch Solution Inc.[a]	112,000	59,437
Hey Song Corp.	40,000	40,210
Ho Tung Chemical Corp.[a]	95,640	60,678
Holy Stone Enterprise Co. Ltd.	100,000	98,653
Huaku Development Co. Ltd.	16,000	41,910
Huang Hsiang Construction Co.	16,000	30,916
Hung Sheng Construction Co. Ltd.	148,000	73,255
Infortrend Technology Inc.	80,000	77,970
ITEQ Corp.	64,000	77,181
Jih Sun Financial Holdings Co. Ltd.	108,379	36,611
Kenda Rubber Industrial Co. Ltd.	44,000	52,313
Kerry TJ Logistics Co. Ltd.	40,000	44,224
Kindom Construction Co.	52,000	37,590
King Yuan Electronics Co. Ltd.	220,000	95,795
King’s Town Bank[a]	56,000	39,720
Kinpo Electronics Inc.	376,000	106,932
Lealea Enterprise Co. Ltd.	92,000	40,216
Lien Hwa Industrial Corp.	60,000	40,312

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

LITE-ON IT Corp.	60,000	$62,866
Makalot Industrial Co. Ltd.	24,000	63,600
Masterlink Securities Corp.	104,000	38,740
Mercuries & Associates Ltd.	36,000	41,638
Merida Industry Co. Ltd.	20,000	56,674
Micro-Star International Co. Ltd.	240,000	111,852
Microbio Co. Ltd.	48,000	66,948
MIN AIK Technology Co. Ltd.	24,000	57,069
MiTAC International Corp.	228,000	84,154
Oriental Union Chemical Corp.	40,000	55,654
Pan-International Industrial Corp.	64,000	67,710
PChome Online Inc.	9,000	53,579
Phihong Technology Co. Ltd.	32,000	45,557
Pixart Imaging Inc.	38,560	114,646
President Securities Corp.	68,000	37,821
Prince Housing & Development Corp.	57,190	46,692
Radium Life Tech Co. Ltd.	112,000	104,205
Ritek Corp.[a]	464,000	93,128
Sanyang Industry Co. Ltd.	89,820	61,110
Senao International Co. Ltd.	12,000	51,027
Shihlin Electric & Engineering Corp.	60,000	67,560
Shining Building Business Co. Ltd.[a]	38,000	38,393
Shinkong Synthetic Fibers Corp.	165,135	57,019
Shinkong Textile Co. Ltd.	36,000	51,313
Silitech Technology Corp.	24,000	66,948
Sinyi Realty Co.	24,000	36,331
Soft-World International Corp.	48,140	126,098
Solar Applied Materials Technology Corp.	32,000	45,231
Solartech Energy Corp.	40,000	51,163
Ta Chen Stainless Pipe Co. Ltd.[a]	168,000	97,728
Ta Chong Bank Ltd.[a]	120,000	48,986
Taichung Commercial Bank Co. Ltd.[a]	105,250	35,661
Taiflex Scientific Co. Ltd.	28,000	40,291
Taiwan Hon Chuan Enterprise Co. Ltd.	16,000	37,665
Taiwan Life Insurance Co. Ltd.	57,850	39,753
Taiwan Paiho Ltd.	60,000	47,660
Taiwan Secom Co. Ltd.	48,000	98,789
Taiwan Surface Mounting Technology Co. Ltd.	24,000	62,049
Taiwan TEA Corp.	76,000	41,108
Taiwan-Sogo Shinkong Security Corp.	84,000	79,439
Ton Yi Industrial Corp.	64,000	35,814
Tong Hsing Electronic Industries Ltd.	16,000	53,341

Security	Shares	Value

Tong Yang Industry Co. Ltd.	58,370	$71,384
Tsann Kuen Enterprise Co. Ltd.	20,000	45,720
TTY Biopharm Co. Ltd.	12,000	49,599
TXC Corp.	68,000	105,484
Union Bank of Taiwan[a]	128,000	46,374
Unity Opto Technology Co. Ltd.	65,679	75,072
UPC Technology Corp.	60,000	37,250
USI Corp.	52,000	52,538
Visual Photonics Epitaxy Co. Ltd.	36,000	60,988
Wafer Works Corp.	60,000	55,110
Wah Lee Industrial Corp.	56,000	81,440
Waterland Financial Holdings Co. Ltd.	114,828	40,820
Win Semiconductors Corp.	40,000	63,546
WT Microelectronics Co. Ltd.	40,000	59,396
Yageo Corp.	244,000	82,008
Yieh Phui Enterprise Co. Ltd.	260,700	102,432
Yuen Foong Yu Paper Manufacturing Co. Ltd.	132,000	63,090
YungShin Global Holding Corp.	28,000	41,148
Yungtay Engineering Co. Ltd.	24,000	37,924
Zinwell Corp.	52,000	68,989

		7,774,033
THAILAND — 3.81%
Amata Corp. PCL NVDR	124,800	68,864
Bumrungrad Hospital PCL NVDR	55,200	83,443
Delta Electronics (Thailand) PCL NVDR	97,600	74,172
Electricity Generating PCL NVDR	13,600	42,465
Esso (Thailand) PCL NVDR	114,800	50,828
Hana Microelectronics PCL NVDR	108,800	77,650
Hemaraj Land and Development PCL NVDR	718,000	62,631
Home Product Center PCL NVDR	143,300	58,239
Jasmine International PCL NVDR	430,400	34,131
Khon Kaen Sugar Industry PCL NVDR	103,600	48,950
Kiatnakin Bank PCL NVDR	70,000	75,748
Minor International PCL NVDR	130,000	54,122
Phatra Capital PCL NVDR	21,600	21,054
Pruksa Real Estate PCL NVDR	92,400	42,742
Ratchaburi Electricity Generating Holding PCL NVDR	41,400	58,136
Robinson Department Store PCL NVDR	34,400	52,285
Sahaviriya Steel Industries PCL NVDR[a]	2,330,800	60,070

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Siam City Cement PCL NVDR	8,000	$79,564
Siam Makro PCL NVDR	10,500	105,468
Sri Trang Agro-Industry PCL NVDR	61,600	43,964
Supalai PCL NVDR	100,400	46,775
Thai Tap Water Supply PCL NVDR	237,600	44,356
Thai Union Frozen Products PCL NVDR	26,000	59,491
Thai Vegetable Oil PCL NVDR	54,800	36,032
Thanachart Capital PCL NVDR	63,600	59,891
TISCO Financial Group PCL NVDR	31,200	39,689

		1,480,760
TURKEY — 2.57%
Afyon Cimento Sanayi TAS	586	30,710
Bagfas Bandirma Gubre Fabrikalari AS	416	40,029
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa	7,982	31,545
Bizim Toptan Satis Magazalari AS	4,158	53,465
Bolu Cimento Sanayii AS	93,453	80,288
Eczacibasi Yatirim Holding Ortakligi AS	19,274	52,436
Ihlas Holding ASa	104,212	59,688
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	179,504	91,502
Koza Anadolu Metal Madencilik Isletmeleri ASa	45,700	75,907
Koza Anadolu Metal Madencilik Isletmeleri AS New[a]	45,700	75,384
Net Holding ASa	36,740	35,352
Polyester Sanayi ASa	42,460	36,479
Tat Konserve Sanayii ASa	29,772	41,266
Tire Kutu Ve Kagit Sanayii ASa	89,525	55,891
Turkiye Sinai Kalkinma Bankasi AS	57,399	71,669
Ulker Biskuvi Sanayi AS	36,044	112,305
Yazicilar Holding AS	8,056	57,446

		1,001,362

TOTAL COMMON STOCKS
(Cost: $38,587,331)		38,096,160

PREFERRED STOCKS — 1.66%

BRAZIL — 1.66%
Banco ABC Brasil SA	8,000	64,302
Banco Daycoval SA	8,000	49,717
Banco Industrial e Comercial SA	8,400	35,911
Banco Panamericano SA	12,000	46,619

Security	Shares	Value

Companhia de Ferro Ligas da Bahia — Ferbasa	10,000	$58,536
Confab Industrial SA	26,800	90,379
Contax Participacoes SA	6,000	75,799
Marcopolo SA	18,800	94,498
Randon Implementos e Participacoes SA	10,800	68,377
Saraiva Livreiros Editores SA	4,400	61,891

		646,029

TOTAL PREFERRED STOCKS
(Cost: $585,510)		646,029

RIGHTS — 0.02%

BRAZIL — 0.02%
Banco Panamericano SAa	14,611	6,723

		6,723
SOUTH KOREA — 0.00%
SM Entertainment Co.[a]	114	1,355

		1,355
THAILAND — 0.00%
Sahaviriya Steel Industries PCL NVDR[a,b]	371	—

		—

TOTAL RIGHTS
(Cost: $0)		8,078

WARRANTS — 0.01%

MALAYSIA — 0.01%
Dialog Group Bhd (Expires 11/30/16)[a]	8,840	2,007

		2,007

TOTAL WARRANTS
(Cost: $0)		2,007

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	27,539	27,539

		27,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,539)		27,539

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $39,200,380)	$38,779,813
Other Assets, Less Liabilities — 0.36%	139,689

NET ASSETS — 100.00%	$38,919,502

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 90.16%

BRAZIL — 7.05%
Banco do Brasil SA	3,100	$49,924
Banco Santander (Brasil) SA Units	3,500	37,611
BM&F Bovespa SA	10,700	71,608
Centrais Eletricas Brasileiras SA	500	5,440
Companhia de Saneamento Basico do Estado de Sao Paulo	600	22,663
Companhia Siderurgica Nacional SA	4,000	40,795
CPFL Energia SA	1,100	17,728
Duratex SA	1,400	7,836
EDP Energias do Brasil SA	500	12,231
Embraer SA	1,100	8,201
Fibria Celulose SA	1,100	9,963
JBS SAa	4,200	17,858
Light SA	400	6,337
Petroleo Brasileiro SA	16,400	245,489
Porto Seguro SA	500	6,261
Redecard SA	1,000	20,793
Souza Cruz SA	1,100	16,472
SulAmerica SA Units	600	6,605
Tele Norte Leste Participacoes SA	500	6,742
Tractebel Energia SA	500	8,847
Usinas Siderurgicas de Minas Gerais SA	1,000	8,970
Vale SA	4,700	119,218

		747,592
CHILE — 1.86%
AES Gener SA	13,471	8,197
Banco de Chile	93,799	15,015
Banco de Credito e Inversiones	164	10,819
Banco Santander (Chile) SA	352,271	27,907
CAP SA	407	17,556
Colbun SA	19,087	5,599
CorpBanca SA	536,337	7,589
Empresa Electrica Del Norte Grande SA	1,764	4,987
Empresa Nacional de Electricidad SA	6,507	11,517
Empresas CMPC SA	5,963	26,326
Empresas Copec SA	2,474	42,462
Enersis SA	46,345	18,940

		196,914

Security	Shares	Value

CHINA — 17.93%
Agile Property Holdings Ltd.	8,000	$10,790
Aluminum Corp. of China Ltd. Class H	20,000	11,063
Angang Steel Co. Ltd. Class H	8,000	6,230
Anta Sports Products Ltd.	5,000	5,557
Bank of China Ltd. Class H	365,000	159,070
Bank of Communications Co. Ltd. Class H	39,000	32,233
Bosideng International Holdings Ltd.	18,000	5,617
BYD Co. Ltd. Class Ha	2,000	6,576
China BlueChemical Ltd. Class H	8,000	6,292
China CITIC Bank Corp. Ltd. Class H	25,000	16,440
China Communications Construction Co. Ltd. Class H	24,000	24,570
China Communications Services Corp. Ltd. Class H	14,000	7,202
China Construction Bank Corp. Class H	329,000	276,581
China COSCO Holdings Co. Ltd. Class H	13,000	8,498
China Dongxiang (Group) Co. Ltd.	31,000	5,916
China Everbright Ltd.	4,000	7,582
China Merchants Holdings (International) Co. Ltd.	4,000	13,848
China Minsheng Banking Corp. Ltd. Class H	20,000	19,470
China Mobile Ltd.	33,000	352,521
China Molybdenum Co. Ltd. Class Ha	11,000	5,617
China Petroleum & Chemical Corp. Class H	92,000	105,455
China Railway Construction Corp. Ltd. Class H	10,500	8,258
China Railway Group Ltd. Class H	21,000	8,529
China Rongsheng Heavy Industries Group Holdings Ltd.	16,000	5,797
China Shenhua Energy Co. Ltd. Class H	6,500	30,046
China Shipping Container Lines Co. Ltd. Class Ha	23,000	7,888
China Shipping Development Co. Ltd. Class H	8,000	5,993
China Southern Airlines Co. Ltd. Class Ha	10,000	5,029
China Telecom Corp. Ltd. Class H	50,000	30,558
China Yurun Food Group Ltd.	5,000	7,594
China Zhongwang Holdings Ltd.	12,400	5,452
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	12,000	7,411

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

CITIC Pacific Ltd.	7,000	$13,177
COSCO Pacific Ltd.	8,000	12,130
Country Garden Holdings Co. Ltd.	14,000	6,336
Datang International Power Generation Co. Ltd. Class H	16,000	5,818
Evergrande Real Estate Group Ltd.	11,000	6,992
Fosun International Ltd.	8,500	5,294
Franshion Properties (China) Ltd.	22,000	5,872
Guangdong Investment Ltd.	14,000	9,206
Guangzhou Automobile Group Co. Ltd. Class H	12,000	14,157
Guangzhou R&F Properties Co. Ltd. Class H	5,200	6,866
Huaneng Power International Inc. Class H	16,000	10,253
Industrial and Commercial Bank of China Ltd. Class H	332,000	243,573
Jiangsu Expressway Co. Ltd. Class H	6,000	6,305
Jiangxi Copper Co. Ltd. Class H	7,000	19,270
Kingboard Chemical Holdings Co. Ltd.	3,000	11,140
Lee & Man Paper Manufacturing Ltd.	13,000	6,906
Lonking Holdings Ltd.	13,000	5,280
Metallurgical Corp. of China Ltd. Class H	22,000	6,042
Minmetals Resources Ltd.[a]	12,000	6,885
Nine Dragons Paper (Holdings) Ltd.	8,000	7,231
PetroChina Co. Ltd. Class H	116,000	175,592
Poly (Hong Kong) Investments Ltd.	11,000	7,021
Renhe Commercial Holdings Co. Ltd.	44,000	5,276
Semiconductor Manufacturing International Corp.[a]	104,000	5,498
Shanghai Electric Group Co. Ltd. Class H	14,000	7,563
Shanghai Industrial Holdings Ltd.	3,000	10,889
Shimao Property Holdings Ltd.	8,500	11,091
Shougang Fushan Resources Group Ltd.	16,000	6,870
Shui On Land Ltd.	14,500	6,282
Sino-Ocean Land Holdings Ltd.	18,000	10,467
Sinofert Holdings Ltd.	18,000	5,361
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	6,107
Skyworth Digital Holdings Ltd.	12,000	6,715
SOHO China Ltd.	8,000	5,838
Yuexiu Property Co. Ltd.	30,000	6,034
Zhejiang Expressway Co. Ltd. Class H	8,000	6,076

		1,901,096

Security	Shares	Value

COLOMBIA — 0.68%
Bancolombia SA SP ADR	499	$31,886
Ecopetrol SA SP ADR	700	40,733

		72,619
CZECH REPUBLIC — 0.38%
CEZ AS	492	21,303
Telefonica O2 Czech Republic AS	866	18,888

		40,191
EGYPT — 0.31%
Commercial International Bank Egypt SAE SP GDR	3,800	15,200
Orascom Telecom Holding SAE SP GDR[a,b]	5,002	17,252

		32,452
HUNGARY — 0.29%
Magyar Telekom Telecommunications PLC	2,879	7,905
OTP Bank Nyrt	1,240	23,034

		30,939
INDIA — 6.60%
ACC Ltd.	314	8,368
Aditya Birla Nuvo Ltd.	305	5,476
Ambuja Cements Ltd.	3,499	11,476
Axis Bank Ltd.	1,238	29,750
Bank of India	723	5,491
Bharat Heavy Electricals Ltd.	3,262	20,457
Bharat Petroleum Corp. Ltd.	484	6,540
Canara Bank Ltd.	530	5,525
DLF Ltd.	2,229	10,301
GAIL (India) Ltd.	2,147	16,423
Hero Motocorp Ltd.	216	8,577
Hindalco Industries Ltd.	5,957	18,098
Hindustan Unilever Ltd.	4,952	38,416
Housing Development Finance Corp. Ltd.	2,088	28,253
ICICI Bank Ltd.	2,322	42,939
Infrastructure Development Finance Co. Ltd.	5,244	15,130
Jaiprakash Associates Ltd.	4,980	7,728
JSW Steel Ltd.	468	7,721
Larsen & Toubro Ltd.	1,145	30,559
LIC Housing Finance Ltd.	992	5,271
Mahindra & Mahindra Ltd.	1,644	23,811

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

Maruti Suzuki India Ltd.	210	$5,377
NTPC Ltd.	3,277	12,106
Oil & Natural Gas Corp. Ltd.	4,128	24,696
Piramal Healthcare Ltd.	608	5,614
Power Finance Corp. Ltd.	1,466	5,954
Power Grid Corp. of India Ltd.	6,303	14,532
Reliance Communications Ltd.	2,753	5,308
Reliance Industries Ltd.	7,157	119,855
Reliance Infrastructure Ltd.	570	6,907
Rural Electrification Corp. Ltd.	1,594	7,015
Sesa Goa Ltd.	1,848	8,084
State Bank of India	450	20,637
Sterlite Industries (India) Ltd.	7,235	18,401
Tata Motors Ltd.	3,957	21,876
Tata Power Co. Ltd.	5,353	12,550
Tata Steel Ltd.	1,623	15,649
Ultratech Cement Ltd.	270	7,748
Unitech Ltd.[a]	9,558	6,309
United Phosphorus Ltd.	1,687	5,365
Wipro Ltd.	2,773	24,462
Zee Entertainment Enterprises Ltd.	1,947	5,051

		699,806
INDONESIA — 2.54%
PT Adaro Energy Tbk	76,500	16,284
PT Aneka Tambang Tbk	24,000	5,215
PT Astra Agro Lestari Tbk	2,500	6,181
PT Astra International Tbk	5,000	39,274
PT Bank Danamon Indonesia Tbk	18,000	8,930
PT Bank Mandiri Persero Tbk	50,000	35,754
PT Bank Negara Indonesia (Persero) Tbk	40,000	16,740
PT Bank Rakyat Indonesia Tbk	20,500	15,682
PT Indo Tambangraya Megah Tbk	1,500	7,209
PT Indofood Sukses Makmur Tbk	24,000	13,570
PT Indosat Tbk	8,500	5,136
PT Perusahaan Gas Negara Tbk	59,000	24,529
PT Semen Gresik (Persero) Tbk	16,500	20,579
PT Tambang Batubara Bukit Asam Tbk	2,500	5,751
PT Telekomunikasi Indonesia Tbk	56,000	43,769
PT Vale Indonesia Tbk	12,000	4,823

		269,426

Security	Shares	Value

MALAYSIA — 3.27%
Alliance Financial Group Bhd	4,800	$6,217
AMMB Holdings Bhd	3,500	7,162
Axiata Group Bhd	14,200	24,508
Berjaya Corp. Bhd	16,100	5,187
Berjaya Sports Toto Bhd	3,500	5,118
British American Tobacco (Malaysia) Bhd	400	6,971
DiGi.Com Bhd	6,500	8,723
Genting Malaysia Bhd	16,600	21,668
IOI Corp. Bhd	17,600	31,728
Lafarge Malayan Cement Bhd	2,500	5,992
Malayan Banking Bhd	18,000	52,579
Malaysia Airports Holdings Bhd	2,700	5,156
Maxis Communications Bhd	12,900	25,494
MISC Bhd	5,900	11,069
PPB Group Bhd	2,700	15,503
RHB Capital Bhd	2,200	5,839
Sime Darby Bhd	14,700	47,552
Telekom Malaysia Bhd	4,000	6,930
Tenaga Nasional Bhd	14,700	30,818
UMW Holdings Bhd	2,400	5,729
YTL Corp. Bhd	17,200	10,048
YTL Power International Bhd	10,600	6,582

		346,573
MEXICO — 4.24%
Alfa SAB de CV Series A	1,600	21,458
America Movil SAB de CV Series L	110,300	133,234
Cemex SAB de CV CPO[a]	55,200	42,380
El Puerto de Liverpool SA de CV Series C1	700	5,600
Fomento Economico Mexicano SAB de CV BD Units	10,800	79,768
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,800	10,519
Grupo Carso SAB de CV Series A1	3,100	9,683
Grupo Mexico SAB de CV Series B	20,800	65,845
Grupo Modelo SAB de CV Series C	3,600	23,657
Grupo Televisa SAB CPO	8,600	36,934
Kimberly-Clark de Mexico SAB de CV Series A	3,000	16,665
Urbi Desarrollos Urbanos SAB de CVa	3,500	4,088

		449,831

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

PERU — 0.69%
Compania de Minas Buenaventura SA SP ADR	503	$20,186
Credicorp Ltd.	434	53,334

		73,520
PHILIPPINES — 0.74%
Aboitiz Power Corp.	9,200	6,886
Alliance Global Group Inc.	19,600	5,245
Ayala Corp.	990	9,285
Bank of the Philippine Islands	3,920	6,116
BDO Unibank Inc.	4,700	7,200
Energy Development Corp.	39,000	4,971
Globe Telecom Inc.	190	5,155
Metropolitan Bank & Trust Co.	2,850	5,399
Philippine Long Distance Telephone Co.	235	15,709
San Miguel Corp.	2,475	6,541
Universal Robina Corp.	4,400	5,454

		77,961
POLAND — 1.38%
Bank Handlowy w Warszawie SA	224	5,621
Bank Pekao SA	234	11,751
ENEA SA	903	4,902
Jastrzebska Spolka Weglowa SAa	221	7,461
KGHM Polska Miedz SA	760	36,411
Polska Grupa Energetyczna SA	2,402	15,508
Polski Koncern Naftowy Orlen SAa	1,708	19,732
Powszechny Zaklad Ubezpieczen SA	319	34,748
Tauron Polska Energia SA	6,062	10,056

		146,190
RUSSIA — 6.49%
Gazprom OAO	58,320	387,449
Inter RAO UES OJSC	4,800,000	5,866
LSR Group OJSC SP GDR[b]	1,139	6,031
LUKOIL OAO	2,792	179,198
Mobile TeleSystems OJSC SP ADR	2,863	52,250
Novolipetsk Steel OJSC SP GDR[b]	359	8,605
Sistema JSFC SP GDR[b]	325	7,085
Surgutneftegas OJSC	39,500	41,035

		687,519
SOUTH AFRICA — 7.67%
Absa Group Ltd.	1,514	32,413
African Bank Investments Ltd.	3,937	20,762

Security	Shares	Value

African Rainbow Minerals Ltd.	296	$7,589
Aveng Ltd.	2,093	10,170
Barloworld Ltd.	754	9,026
Bidvest Group Ltd.	1,716	40,494
FirstRand Ltd.	15,747	50,516
Foschini Group Ltd. (The)	1,182	18,753
Gold Fields Ltd.	3,886	61,966
Growthpoint Properties Ltd.	9,229	25,456
Impala Platinum Holdings Ltd.	2,722	61,052
Imperial Holdings Ltd.	979	19,367
Investec Ltd.	1,313	8,681
Kumba Iron Ore Ltd.	272	20,838
Liberty Holdings Ltd.	633	7,596
MMI Holdings Ltd.	6,069	15,543
Nedbank Group Ltd.	1,100	23,714
Pretoria Portland Cement Co. Ltd.	3,116	13,216
Redefine Properties Ltd.	14,967	15,770
Remgro Ltd.	2,501	44,688
Reunert Ltd.	1,110	10,385
RMB Holdings Ltd.	4,123	17,294
Sanlam Ltd.	9,822	40,684
Sappi Ltd.[a]	1,513	5,359
Sasol Ltd.	1,483	79,592
Standard Bank Group Ltd.	6,505	96,533
Steinhoff International Holdings Ltd.[a]	5,923	21,346
Telkom South Africa Ltd.	1,347	4,672
Vodacom Group Ltd.	2,128	29,563

		813,038
SOUTH KOREA — 13.76%
BS Financial Group Inc.	980	12,220
Daelim Industrial Co. Ltd.	151	17,007
Daewoo Engineering & Construction Co. Ltd.[a]	560	5,306
Daewoo Securities Co. Ltd.	960	11,971
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	510	16,389
DGB Financial Group Inc.	720	9,686
Dongbu Insurance Co. Ltd.	230	10,043
Dongkuk Steel Mill Co. Ltd.	240	5,406
Doosan Corp.	54	8,278
Doosan Heavy Industries & Construction Co. Ltd.	228	14,389
Doosan Infracore Co. Ltd.[a]	530	10,731

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

E-Mart Co. Ltd.	40	$9,708
GS Engineering & Construction Corp.	194	16,786
GS Holdings Corp.	271	15,649
Hana Financial Group Inc.	1,190	41,963
Hanwha Chemical Corp.	450	11,223
Hanwha Corp.	240	7,584
Honam Petrochemical Corp.[a]	77	24,365
Hynix Semiconductor Inc.[a]	2,750	74,236
Hyosung Corp.	119	7,074
Hyundai Development Co.[a]	300	6,637
Hyundai Heavy Industries Co. Ltd.	228	69,191
Hyundai Merchant Marine Co. Ltd.[a]	230	6,435
Hyundai Mipo Dockyard Co. Ltd.	58	8,088
Hyundai Securities Co. Ltd.	660	6,519
Hyundai Steel Co.	301	30,807
Industrial Bank of Korea	850	9,877
Kangwon Land Inc.	550	12,684
KB Financial Group Inc.	2,010	74,024
KCC Corp.	23	7,381
Korea Electric Power Corp.[a]	1,400	31,411
Korea Exchange Bank	1,360	9,908
Korea Gas Corp.[a]	130	4,520
Korea Investment Holdings Co. Ltd.	210	8,494
Korea Life Insurance Co. Ltd.	980	6,395
Korean Air Lines Co. Ltd.[a]	200	9,439
KP Chemical Corp.[a]	350	5,225
KT Corp. SP ADR[a]	380	5,590
KT&G Corp.	600	39,259
LG Chem Ltd.	252	89,765
LG Corp.	517	32,303
LG Display Co. Ltd.[a]	1,270	33,603
LG Electronics Inc.	564	43,054
LG Uplus Corp.	1,300	7,367
Lotte Confectionery Co. Ltd.[a]	4	6,468
Lotte Shopping Co. Ltd.	57	19,208
LS Corp.	94	7,251
Mirae Asset Securities Co. Ltd.	150	5,350
OCI Co. Ltd.	42	10,080
POSCO	358	133,123
S-Oil Corp.	157	17,612
S1 Corp.	99	4,814
Samsung C&T Corp.	446	30,697

Security	Shares	Value

Samsung Card Co. Ltd.	240	$9,085
Samsung Fire & Marine Insurance Co. Ltd.	196	36,967
Samsung Heavy Industries Co. Ltd.	880	32,054
Samsung Life Insurance Co. Ltd.	280	22,851
Samsung SDI Co. Ltd.	188	23,191
Samsung Securities Co. Ltd.	310	16,875
Shinhan Financial Group Co. Ltd.	2,340	90,569
Shinsegae Co. Ltd.	21	4,927
SK Holdings Co. Ltd.	138	20,909
SK Innovation Co. Ltd.	112	18,571
SK Networks Co. Ltd.	600	5,766
SK Telecom Co. Ltd.	112	14,567
STX Pan Ocean Co. Ltd.	790	5,360
Woori Finance Holdings Co. Ltd.[a]	1,930	21,133
Woori Investment & Securities Co. Ltd.	630	7,912
Yuhan Corp.	48	5,127

		1,458,457
TAIWAN — 10.91%
Acer Inc.	14,000	21,431
Advanced Semiconductor Engineering Inc.	26,000	25,473
Advantech Co. Ltd.	2,000	6,736
Asia Cement Corp.	10,000	12,808
ASUSTeK Computer Inc.	3,000	28,167
AU Optronics Corp.	41,000	22,176
Capital Securities Corp.	13,000	5,749
Catcher Technology Co. Ltd.	3,000	21,993
Chang Hwa Commercial Bank Ltd.	13,000	7,960
Cheng Uei Precision Industry Co. Ltd.	3,000	7,195
Chicony Electronics Co. Ltd.	3,000	6,184
Chimei Innolux Corp.[a]	13,000	7,009
China Airlines Ltd.	14,000	6,644
China Development Financial Holding Corp.	46,000	15,586
China Motor Co. Ltd.	5,000	5,553
China Steel Corp.	62,000	64,328
Chinatrust Financial Holding Co. Ltd.	17,000	11,566
Chunghwa Telecom Co. Ltd.	7,000	21,527
Compal Electronics Inc.	23,000	27,228
Epistar Corp.	4,000	10,478
Eternal Chemical Co. Ltd.	7,000	6,287

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

EVA Airways Corp.	9,000	$6,139
Evergreen Marine Corp. Ltd.	9,000	6,307
Everlight Electronics Co. Ltd.	3,000	6,715
Far Eastern New Century Corp.	15,000	19,263
Far EasTone Telecommunications Co. Ltd.	9,000	18,890
Farglory Land Development Co. Ltd.	3,000	6,389
Feng Hsin Iron & Steel Co. Ltd.	4,000	7,049
First Financial Holding Co. Ltd.	31,000	19,879
Formosa Chemicals & Fibre Corp.	10,000	31,297
Formosa Plastics Corp.	14,000	43,815
Formosa Taffeta Co. Ltd.	6,000	6,011
Fubon Financial Holding Co. Ltd.	27,000	31,780
Hon Hai Precision Industry Co. Ltd.	17,000	59,277
Hotai Motor Co. Ltd.	1,000	6,787
Hua Nan Financial Holdings Co. Ltd.	24,000	14,247
Inventec Corp.	12,000	5,715
KGI Securities Co. Ltd.	15,000	6,736
LCY Chemical Corp.	3,000	5,562
Lite-On Technology Corp.	11,000	14,949
Macronix International Co. Ltd.	18,000	7,654
MediaTek Inc.	3,000	30,718
Mega Financial Holding Co. Ltd.	42,000	32,719
Motech Industries Inc.	3,000	6,215
MStar Semiconductor Inc.	1,000	6,361
Nan Ya Plastics Corp.	25,000	61,403
Novatek Microelectronics Corp. Ltd.	3,000	8,981
Pegatron Corp.	5,000	6,804
Pou Chen Corp.	11,000	9,767
Powertech Technology Inc.	4,000	9,171
Quanta Computer Inc.	14,000	34,624
Realtek Semiconductor Corp.	3,000	6,368
Ruentex Development Co. Ltd.	5,000	6,659
Shin Kong Financial Holding Co. Ltd.[a]	30,000	10,165
Siliconware Precision Industries Co. Ltd.	16,000	18,860
Sino-American Silicon Products Inc.	3,000	6,225
SinoPac Financial Holdings Co. Ltd.	29,000	10,852
Taishin Financial Holdings Co. Ltd.	15,000	6,123
Taiwan Business Bank Ltd.[a]	16,000	5,394
Taiwan Cement Corp.	18,000	23,115
Taiwan Cooperative Financial Holding Co. Ltd.[a]	20,000	13,131
Taiwan Fertilizer Co. Ltd.	2,000	5,599

Security	Shares	Value

Taiwan Mobile Co. Ltd.	5,000	$15,376
Tatung Co. Ltd.[a]	18,000	6,074
Teco Electric and Machinery Co. Ltd.	8,000	5,661
Transcend Information Inc.	2,000	5,980
Tripod Technology Corp.	2,000	6,225
Tung Ho Steel Enterprise Corp.	6,000	6,205
U-Ming Marine Transport Corp.	4,000	6,967
Unimicron Technology Corp.	7,000	9,168
United Microelectronics Corp.	68,000	35,855
Walsin Lihwa Corp.	16,000	6,232
Wan Hai Lines Ltd.	10,000	5,834
Wistron Corp.	11,000	18,317
WPG Holdings Co. Ltd.	7,000	9,978
Yang Ming Marine Transport Corp.	12,000	6,981
Yuanta Financial Holding Co. Ltd.[a]	44,000	25,970

		1,156,616
THAILAND — 2.05%
Advanced Information Service PCL NVDR	5,000	26,433
Bangkok Bank PCL Foreign	4,700	30,127
Bangkok Bank PCL NVDR	2,600	15,549
Glow Energy PCL NVDR	2,800	4,996
IRPC PCL NVDR	67,900	10,634
Krung Thai Bank PCL NVDR	20,400	11,728
PTT Exploration & Production PCL NVDR	2,100	12,802
PTT Global Chemical PCL NVDR	9,000	22,154
PTT PCL NVDR	4,600	55,173
Siam Cement PCL Foreign	1,100	15,629
Thai Oil PCL NVDR	5,000	12,556

		217,781
TURKEY — 1.32%
Akbank TAS	4,230	17,008
Arcelik AS	1,107	5,098
Asya Katilim Bankasi ASa	5,293	5,517
Enka Insaat ve Sanayi AS	1,864	5,327
Eregli Demir ve Celik Fabrikalari TAS	2,982	7,003
Ford Otomotiv Sanayi AS	558	5,257
Haci Omer Sabanci Holding AS	2,832	12,263
KOC Holding AS	3,220	13,426
Turk Telekomunikasyon AS	2,982	12,810
Turkcell Iletisim Hizmetleri ASa	2,195	12,069
Turkiye Is Bankasi AS	8,516	20,291

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

February 29, 2012

Security	Shares	Value

Turkiye Petrol Rafinerileri AS	671	$16,602
Turkiye Vakiflar Bankasi TAO Class D	3,932	6,981

		139,652

TOTAL COMMON STOCKS
(Cost: $9,466,819)		9,558,173

PREFERRED STOCKS — 9.74%

BRAZIL — 8.34%
AES Tiete SA	600	8,894
Bradespar SA	1,200	25,308
Braskem SA Class A	800	7,260
Centrais Eletricas Brasileiras SA Class B	1,900	28,906
Companhia de Transmissao de Energia Electrica Paulista	200	6,738
Companhia Paranaense de Energia Class B	600	15,107
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	500	10,766
Gerdau SA	4,700	49,138
Itausa — Investimentos Itau SA	12,600	88,066
Klabin SA	2,500	12,435
Metalurgica Gerdau SA	1,500	19,963
Oi SA	1,500	10,135
Petroleo Brasileiro SA	23,000	325,663
Suzano Papel e Celulose SA Class A	1,200	5,745
TAM SA	400	9,319
Tele Norte Leste Participacoes SA	1,100	11,942
Telefonica Brasil SA	1,700	50,894
Telemar Norte Leste SA Class A	200	5,010
Usinas Siderurgicas de Minas Gerais SA Class A	2,500	16,964
Vale SA Class A	7,100	175,753

		884,006
RUSSIA — 0.52%
AK Transneft OAO	8	14,924
Sberbank of Russia	5,500	14,298
Surgutneftegas OJSC	37,200	25,455

		54,677
SOUTH KOREA — 0.88%
Hyundai Motor Co. Ltd.	113	6,363
Hyundai Motor Co. Ltd. Series 2	196	11,160

Security	Shares	Value

LG Chem Ltd.	47	$5,231
Samsung Electronics Co. Ltd.	113	70,807

		93,561

TOTAL PREFERRED STOCKS
(Cost: $1,041,283)		1,032,244

RIGHTS — 0.00%
BRAZIL — 0.00%
Duratex SAa	1	4

		4

TOTAL RIGHTS
(Cost: $0)		4

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	10,000	10,000

		10,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,000)		10,000

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $10,518,102)		10,600,421
Other Assets, Less Liabilities — 0.01%		1,072

NET ASSETS — 100.00%		$10,601,493

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2012

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$887,062,502	$10,936,797	$10,290,686
Affiliated (Note 2)	35,792,545	10,000	10,000

Total cost of investments	$922,855,047	$10,946,797	$10,300,686

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$964,016,586	$11,149,664	$10,422,533
Affiliated (Note 2)	35,792,545	10,000	10,000

Total fair value of investments	999,809,131	11,159,664	10,432,533
Foreign currencies, at value[b]	1,038,811	737	—
Receivables:
Investment securities sold	286,361	—	36,671
Dividends and interest	1,435,012	2,253	—

Total Assets	1,002,569,315	11,162,654	10,469,204

LIABILITIES
Payables:
Investment securities purchased	472,025	—	27,640
Collateral for securities on loan (Note 5)	35,076,097	—	—
Investment advisory fees (Note 2)	490,738	3,080	3,977

Total Liabilities	36,038,860	3,080	31,617

NET ASSETS	$966,530,455	$11,159,574	$10,437,587

Net assets consist of:
Paid-in capital	$984,820,733	$10,949,433	$10,313,556
Distributions in excess of net investment income or accumulated net investment loss	(2,656,756)	(118)	(3,977)
Accumulated net realized loss	(92,665,485)	(2,632)	(3,847)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	77,031,963	212,891	131,855

NET ASSETS	$966,530,455	$11,159,574	$10,437,587

Shares outstanding[c]	22,000,000	200,000	200,000

Net asset value per share	$43.93	$55.80	$52.19

[a]	Securities on loan with values of $32,699,034, $ — and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,040,138, $733 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	61

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$10,213,482	$10,841,634	$94,646,137
Affiliated (Note 2)	10,000	10,201	56,306

Total cost of investments	$10,223,482	$10,851,835	$94,702,443

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,264,301	$11,123,146	$101,325,137
Affiliated (Note 2)	10,000	10,201	56,306

Total fair value of investments	10,274,301	11,133,347	101,381,443
Foreign currencies, at value[b]	—	720	74,476
Cash	—	—	7,171
Receivables:
Investment securities sold	52,251	—	—
Dividends and interest	5,677	2,814	60,941
Capital shares sold	—	—	25,772,122

Total Assets	10,332,229	11,136,881	127,296,153

LIABILITIES
Payables:
Investment securities purchased	52,676	—	25,586,443
Collateral for securities on loan (Note 5)	—	—	56,306
Investment advisory fees (Note 2)	3,913	3,060	10,845

Total Liabilities	56,589	3,060	25,653,594

NET ASSETS	$10,275,640	$11,133,821	$101,642,559

Net assets consist of:
Paid-in capital	$10,227,401	$10,854,325	$95,616,473
Undistributed (distributions in excess of) net investment income	1,732	657	(301,894)
Accumulated net realized loss	(4,302)	(2,686)	(283,218)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	50,809	281,525	6,611,198

NET ASSETS	$10,275,640	$11,133,821	$101,642,559

Shares outstanding[c]	200,000	200,000	1,800,000

Net asset value per share	$51.38	$55.67	$56.47

[a]	Securities on loan with values of $ —, $ — and $53,901, respectively. See Note 5.
[b]	Cost of foreign currencies: $ —, $717 and $72,729, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$39,172,841	$10,508,102
Affiliated (Note 2)	27,539	10,000

Total cost of investments	$39,200,380	$10,518,102

Investments in securities, at fair value (Note 1):
Unaffiliated	$38,752,274	$10,590,421
Affiliated (Note 2)	27,539	10,000

Total fair value of investments	38,779,813	10,600,421
Foreign currencies, at value[a]	86,414	1,614
Receivables:
Dividends and interest	74,080	2,390

Total Assets	38,940,307	10,604,425

LIABILITIES
Payables:
Foreign taxes (Note 1)	414	—
Investment advisory fees (Note 2)	20,391	2,932

Total Liabilities	20,805	2,932

NET ASSETS	$38,919,502	$10,601,493

Net assets consist of:
Paid-in capital	$46,340,055	$10,520,963
Undistributed (distributions in excess of) net investment income	(98,042)	1,064
Accumulated net realized loss	(6,904,766)	(2,851)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(417,745)	82,317

NET ASSETS	$38,919,502	$10,601,493

Shares outstanding[b]	800,000	200,000

Net asset value per share	$48.65	$53.01

[a]	Cost of foreign currencies: $86,166 and $1,621, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	63

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund[a]	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$6,580,193	$2,962	$—
Interest — affiliated (Note 2)	178	—	—
Securities lending income — affiliated (Note 2)	343,050	—	—

Total investment income	6,923,421	2,962	—

EXPENSES
Investment advisory fees (Note 2)	2,682,325	4,274	3,977
Commitment fees (Note 7)	1,506	—	—
Interest expense (Note 7)	679	—	—

Total expenses	2,684,510	4,274	3,977
Less investment advisory fees waived (Note 2)	—	(1,194)	—

Net expenses	2,684,510	3,080	3,977

Net investment income (loss)	4,238,911	(118)	(3,977)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(59,133,193)	—	(1,645)
In-kind redemptions — unaffiliated	18,130,984	—	—
Foreign currency transactions	(782,351)	(2,632)	(2,202)

Net realized loss	(41,784,560)	(2,632)	(3,847)

Net change in unrealized appreciation/depreciation on:
Investments	65,422,649	212,867	131,847
Translation of assets and liabilities in foreign currencies	(28,101)	24	8

Net change in unrealized appreciation/depreciation	65,394,548	212,891	131,855

Net realized and unrealized gain	23,609,988	210,259	128,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,848,899	$210,141	$124,031

[a]	For the period from February 8, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $678,105, $191 and $ —, respectively.

See notes to consolidated financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Period ended February 29, 2012

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund[a]	iShares MSCI Emerging Markets Growth Index Fund[a]	iShares MSCI Emerging Markets Minimum Volatility Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$5,645	$3,717	$154,764
Interest — affiliated (Note 2)	—	—	7
Securities lending income — affiliated (Note 2)	—	—	6

Total investment income	5,645	3,717	154,777

EXPENSES
Investment advisory fees (Note 2)	3,913	4,246	78,526
Commitment fees (Note 7)	—	—	9
Interest expense (Note 7)	—	—	113

Total expenses	3,913	4,246	78,648
Less investment advisory fees waived (Note 2)	—	(1,186)	(49,879)

Net expenses	3,913	3,060	28,769

Net investment income	1,732	657	126,008

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,141)	—	(199,276)
Foreign currency transactions	(1,161)	(2,686)	(83,942)

Net realized loss	(4,302)	(2,686)	(283,218)

Net change in unrealized appreciation/depreciation on:
Investments	50,819	281,512	6,679,000
Translation of assets and liabilities in foreign currencies	(10)	13	(67,802)

Net change in unrealized appreciation/depreciation	50,809	281,525	6,611,198

Net realized and unrealized gain	46,507	278,839	6,327,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,239	$279,496	$6,453,988

[a]	For the period from February 8, 2012 (commencement of operations) to February 29, 2012.
[b]	For the period from October 18, 2011(commencement of operations) to February 29, 2012.
[c]	Net of foreign withholding tax of $388, $47 and $15,203, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	65

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2012

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$384,191	$3,996
Interest — unaffiliated	2	—
Interest — affiliated (Note 2)	13	—

	384,206	3,996
Less: Other foreign taxes (Note 1)	(6,664)	—

Total investment income	377,542	3,996

EXPENSES
Investment advisory fees (Note 2)	175,733	4,069
Commitment fees (Note 7)	62	—
Interest expense (Note 7)	424	—

Total expenses	176,219	4,069
Less investment advisory fees waived (Note 2)	—	(1,137)

Net expenses	176,219	2,932

Net investment income	201,323	1,064

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,937,690)	—
In-kind redemptions — unaffiliated	(1,885,037)	—
Foreign currency transactions	(18,018)	(2,851)

Net realized loss	(6,840,745)	(2,851)

Net change in unrealized appreciation/depreciation on:
Investments	966,225	82,319
Translation of assets and liabilities in foreign currencies	3,870	(2)

Net change in unrealized appreciation/depreciation	970,095	82,317

Net realized and unrealized gain (loss)	(5,870,650)	79,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,669,327)	$80,530

[a]	For the period from February 8, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $34,304 and $400, respectively.

See notes to consolidated financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI BRIC Index Fund		iShares MSCI Emerging Markets Asia Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$4,238,911	$20,442,911	$(118)
Net realized gain (loss)	(41,784,560)	18,189,682	(2,632)
Net change in unrealized appreciation/depreciation	65,394,548	(29,622,905)	212,891

Net increase in net assets resulting from operations	27,848,899	9,009,688	210,141

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,209,525)	(22,858,814)	—

Total distributions to shareholders	(5,209,525)	(22,858,814)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,215,549	111,929,766	10,949,433
Cost of shares redeemed	(169,518,412)	(178,701,150)	—

Net increase (decrease) in net assets from capital share transactions	77,697,137	(66,771,384)	10,949,433

INCREASE (DECREASE) IN NET ASSETS	100,336,511	(80,620,510)	11,159,574

NET ASSETS
Beginning of period	866,193,944	946,814,454	—

End of period	$966,530,455	$866,193,944	$11,159,574

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(2,656,756)	$(1,686,142)	$(118)

SHARES ISSUED AND REDEEMED
Shares sold	6,050,000	2,300,000	200,000
Shares redeemed	(4,550,000)	(3,850,000)	—

Net increase (decrease) in shares outstanding	1,500,000	(1,550,000)	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	67

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund	iShares MSCI Emerging Markets Energy Sector Capped Index Fund
	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(3,977)	$1,732
Net realized loss	(3,847)	(4,302)
Net change in unrealized appreciation/depreciation	131,855	50,809

Net increase in net assets resulting from operations	124,031	48,239

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,313,556	10,227,401

Net increase in net assets from capital share transactions	10,313,556	10,227,401

INCREASE IN NET ASSETS	10,437,587	10,275,640

NET ASSETS
Beginning of period	—	—

End of period	$10,437,587	$10,275,640

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(3,977)	$1,732

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund
	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)	Period from October 18, 2011[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$657	$126,008
Net realized loss	(2,686)	(283,218)
Net change in unrealized appreciation/depreciation	281,525	6,611,198

Net increase in net assets resulting from operations	279,496	6,453,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(427,902)

Total distributions to shareholders	—	(427,902)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,854,325	95,616,473

Net increase in net assets from capital share transactions	10,854,325	95,616,473

INCREASE IN NET ASSETS	11,133,821	101,642,559

NET ASSETS
Beginning of period	—	—

End of period	$11,133,821	$101,642,559

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$657	$(301,894)

SHARES ISSUED
Shares sold	200,000	1,800,000

Net increase in shares outstanding	200,000	1,800,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Small Cap Index Fund		iShares MSCI Emerging Markets Value Index Fund
	Six months ended February 29, 2012 (Unaudited)	Period from August 16, 2011[a] to August 31, 2011	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$201,323	$92,673	$1,064
Net realized loss	(6,840,745)	(93,859)	(2,851)
Net change in unrealized appreciation/depreciation	970,095	(1,387,840)	82,317

Net increase (decrease) in net assets resulting from operations	(5,669,327)	(1,389,026)	80,530

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(362,200)	—	—

Total distributions to shareholders	(362,200)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	70,832,414	10,520,963
Cost of shares redeemed	(24,492,359)	—	—

Net increase (decrease) in net assets from capital share transactions	(24,492,359)	70,832,414	10,520,963

INCREASE (DECREASE) IN NET ASSETS	(30,523,886)	69,443,388	10,601,493

NET ASSETS
Beginning of period	69,443,388	—	—

End of period	$38,919,502	$69,443,388	$10,601,493

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(98,042)	$62,835	$1,064

SHARES ISSUED AND REDEEMED
Shares sold	—	1,400,000	200,000
Shares redeemed	(600,000)	—	—

Net increase (decrease) in shares outstanding	(600,000)	1,400,000	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Six months ended Feb. 29, 2012 (Consolidated) (Unaudited)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$42.25	$42.94	$37.57	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.21	0.89	0.66	0.58	0.72
Net realized and unrealized gain (loss)[c]	1.74	(0.58)	5.35	(6.60)	(12.93)

Total from investment operations	1.95	0.31	6.01	(6.02)	(12.21)

Less distributions from:
Net investment income	(0.27)	(1.00)	(0.64)	(0.54)	(0.16)

Total distributions	(0.27)	(1.00)	(0.64)	(0.54)	(0.16)

Net asset value, end of period	$43.93	$42.25	$42.94	$37.57	$44.13

Total return	4.76%[d]	0.49%	15.95%	(13.08)%	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$966,530	$866,194	$946,814	$497,839	$161,092
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.69%	0.72%	0.72%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	0.67%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.09%	1.86%	1.52%	1.87%	1.74%
Portfolio turnover rate[g]	21%	13%	9%	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 29, 2012 and years ended August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 15%, 10%, 8%, 6% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	71

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Asia Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$54.71

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	1.09

Total from investment operations	1.09

Net asset value, end of period	$55.80

Total return	1.99%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,160
Ratio of expenses to average net assets[f]	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	0.68%
Ratio of net investment loss to average net assets[f]	(0.02)%
Portfolio turnover rate[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to consolidated financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$51.54

Income from investment operations:
Net investment loss[b]	(0.02)
Net realized and unrealized gain[c]	0.67

Total from investment operations	0.65

Net asset value, end of period	$52.19

Total return	1.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,438
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment loss to average net assets[e]	(0.68)%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

[g]	Rounds to less than 1%.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	73

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Energy Sector Capped Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$51.12

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.25

Total from investment operations	0.26

Net asset value, end of period	$51.38

Total return	0.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,276
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment income to average net assets[e]	0.30%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2012 would have been 1%. See Note 4.

See notes to consolidated financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Growth Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$54.24

Income from investment operations:
Net investment income[b]	0.00 [c]
Net realized and unrealized gain[d]	1.43

Total from investment operations	1.43

Net asset value, end of period	$55.67

Total return	2.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,134
Ratio of expenses to average net assets[f]	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	0.68%
Ratio of net investment income to average net assets[f]	0.11%
Portfolio turnover rate[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Minimum Volatility Index Fund

Period from Oct. 18, 2011[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$49.30

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	7.67

Total from investment operations	7.88

Less distributions from:
Net investment income	(0.71)

Total distributions	(0.71)

Net asset value, end of period	$56.47

Total return	16.24%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$101,643
Ratio of expenses to average net assets[e]	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.69%
Ratio of net investment income to average net assets[e]	1.10%
Portfolio turnover rate[f]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2012 would have been 7%. See Note 4.

See notes to consolidated financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Small Cap Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.17	0.07
Net realized and unrealized loss[c]	(0.67)	(1.01)

Total from investment operations	(0.50)	(0.94)

Less distributions from:
Net investment income	(0.45)	0.00

Total distributions	(0.45)	0.00

Net asset value, end of period	$48.65	$49.60

Total return	(0.80)%[d]	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,920	$69,443
Ratio of expenses to average net assets[e]	0.69%	0.69%
Ratio of net investment income to average net assets[e]	0.79%	3.33%
Portfolio turnover rate[f]	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the period from August 16, 2011 to August 31, 2011 would have been 9% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	77

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Value Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$52.58

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.42

Total from investment operations	0.43

Net asset value, end of period	$53.01

Total return	0.82%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,601
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	0.18%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to consolidated financial statements.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
BRIC	Non-diversified
Emerging Markets Asia[a]	Diversified
Emerging Markets Consumer Discretionary Sector[a]	Non-diversified
Emerging Markets Energy Sector Capped[a]	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Emerging Markets Growth[a]	Non-diversified
Emerging Markets Minimum Volatility[b]	Non-diversified
Emerging Markets Small Cap	Non-diversified
Emerging Markets Value[a]	Non-diversified

[a]	The Fund commenced operations on February 8, 2012.
[b]	The Fund commenced operations on October 18, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	79

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Consolidated Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

BRIC
Assets:
Common Stocks	$788,781,718	$—	$—	$788,781,718
Preferred Stocks	175,234,070	—	—	175,234,070
Rights	798	—	—	798
Short-Term Investments	35,792,545	—	—	35,792,545

	$999,809,131	$—	$—	$999,809,131

Emerging Markets Asia
Assets:
Common Stocks	$11,062,664	$—	$—	$11,062,664
Preferred Stocks	87,000	—	—	87,000
Short-Term Investments	10,000	—	—	10,000

	$11,159,664	$—	$—	$11,159,664

Emerging Markets Consumer Discretionary Sector
Assets:
Common Stocks	$10,184,403	$—	$—	$10,184,403
Preferred Stocks	238,130	—	—	238,130
Short-Term Investments	10,000	—	—	10,000

	$10,432,533	$—	$—	$10,432,533

Emerging Markets Energy Sector Capped
Assets:
Common Stocks	$9,071,309	$—	$—	$9,071,309
Preferred Stocks	1,192,992	—	—	1,192,992
Short-Term Investments	10,000	—	—	10,000

	$10,274,301	$—	$—	$10,274,301

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	81

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Growth
Assets:
Common Stocks	$10,190,441	$—	$—	$10,190,441
Preferred Stocks	932,705	—	—	932,705
Short-Term Investments	10,201	—	—	10,201

	$11,133,347	$—	$—	$11,133,347

Emerging Markets Minimum Volatility
Assets:
Common Stocks	$95,097,681	$—	$—	$95,097,681
Preferred Stocks	6,227,456	—	—	6,227,456
Short-Term Investments	56,306	—	—	56,306

	$101,381,443	$—	$—	$101,381,443

Emerging Markets Small Cap
Assets:
Common Stocks	$38,025,557	$54,032	$16,571	$38,096,160
Preferred Stocks	646,029	—	—	646,029
Rights	6,723	1,355	—	8,078
Warrants	2,007	—	—	2,007
Short-Term Investments	27,539	—	—	27,539

	$38,707,855	$55,387	$16,571	$38,779,813

Emerging Markets Value
Assets:
Common Stocks	$9,558,173	$—	$—	$9,558,173
Preferred Stocks	1,032,244	—	—	1,032,244
Rights	4	—	—	4
Short-Term Investments	10,000	—	—	10,000

	$10,600,421	$—	$—	$10,600,421

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the Consolidated Statements of Operations. Further, each Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small Cap Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (including the assets invested in the Subsidiary), as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.25% of average daily net assets.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets Asia	0.68%
Emerging Markets Growth	0.68
Emerging Markets Value	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Asia, iShares Emerging Markets Growth and iShares Emerging Markets Value Index Funds through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
BRIC	$184,719
Emerging Markets Minimum Volatility	3

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
BRIC	$276,617,688	$167,588,775
Emerging Markets Asia	6,611,825	—
Emerging Markets Consumer Discretionary Sector	6,045,840	36,663
Emerging Markets Energy Sector Capped	3,597,236	52,235
Emerging Markets Growth	5,689,852	—
Emerging Markets Minimum Volatility	56,962,999	2,779,546
Emerging Markets Small Cap	4,526,404	19,259,785
Emerging Markets Value	5,592,191	—

In-kind transactions (see Note 4) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	$89,219,400	$122,117,900
Emerging Markets Asia	4,324,971	—
Emerging Markets Consumer Discretionary Sector	4,283,154	—
Emerging Markets Energy Sector Capped	6,671,622	—
Emerging Markets Growth	5,151,783	—
Emerging Markets Minimum Volatility	40,661,960	—
Emerging Markets Small Cap	—	10,124,035
Emerging Markets Value	4,915,911	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Consolidated Statements of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2017	Expiring 2018	Expiring 2019	Total
BRIC	$1,540,740	$11,268,086	$7,760,558	$20,569,384

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BRIC	$933,893,724	$124,678,923	$(58,763,516)	$65,915,407
Emerging Markets Asia	10,946,797	370,677	(157,810)	212,867
Emerging Markets Consumer Discretionary Sector	10,300,686	331,000	(199,153)	131,847
Emerging Markets Energy Sector Capped	10,223,482	264,163	(213,344)	50,819
Emerging Markets Growth	10,851,835	404,337	(122,825)	281,512
Emerging Markets Minimum Volatility	94,702,443	6,851,858	(172,858)	6,679,000
Emerging Markets Small Cap	39,304,095	2,865,290	(3,389,572)	(524,282)
Emerging Markets Value	10,518,102	270,472	(188,153)	82,319

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the period ended February 29, 2012, the maximum amounts borrowed, and average borrowings and interest rates under the credit agreement were as follows:

iShares MSCI Index Fund	Maximum Amount Borrowed	Average Borrowings	Average Interest Rates
BRIC	$2,400,000	$106,077	1.27%
Emerging Markets Minimum Volatility	400,000	17,680	1.27
Emerging Markets Small Cap	1,500,000	66,298	1.27

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

I. iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Growth, and iShares MSCI Emerging Markets Value Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund and the iShares MSCI Emerging Markets Energy Sector Capped Index Fund already provided for breakpoints in these Funds’ investment advisory fee rates as the assets of these Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that the Advisory Contract for the iShares MSCI Emerging Markets Asia Index Fund, the iShares MSCI Emerging Markets Growth Index Fund and the iShares MSCI Emerging Markets Value Index Fund did not provide for any breakpoints in these Funds’ investment advisory rates as the assets of these Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for these Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand,

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

II. iShares MSCI Emerging Markets Minimum Volatility Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Directors (the “Ad-Hoc Sub-Committee”) met with management on April 19, 2011 and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the high level of information, and detailed responses, provided by BFA. The Independent Directors were advised

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, in supporting other iShares funds and their shareholders. The Board acknowledged that additional resources to support other iShares funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the Fund had not yet launched. The Board noted that it expects to receive

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchanged traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts for which BFA (or its affiliates) provides investment advisory/management services, and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet launched. However, the Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion that the arrangements support the Board’s approval of the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Minimum Volatility	$0.07844	$—	$0.63473	$0.71317	11%	—%	89%	100%
Emerging Markets Small Cap	0.21262	—	0.24013	0.45275	47	—	53	100

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-810-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI All Country World Minimum Volatility Index Fund  |  ACWV  |  NYSE Arca

iShares MSCI Emerging Markets EMEA Index Fund  |  EEME  |  NASDAQ

iShares MSCI World Index Fund  |  URTH  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
7.30%	7.54%	7.31%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country World Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Minimum Volatility Index (the “Index”). The Index is designed to measure the combined performance of equity securities in both emerging and developed markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 7.30%, net of fees, while the total return for the Index was 7.31%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

Consumer Non-Cyclical	32.94%
Financial	14.96
Communications	12.13
Consumer Cyclical	10.18
Utilities	8.52
Energy	6.62
Industrial	4.94
Technology	4.88
Basic Materials	3.46
Exchange-Traded Funds	1.17
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Enbridge Inc. (Canada)	1.52%
TransCanada Corp. (Canada)	1.51
McDonald’s Corp.	1.49
Automatic Data Processing Inc.	1.49
NTT DoCoMo Inc. (Japan)	1.33
Johnson & Johnson	1.31
Southern Co. (The)	1.30
Abbott Laboratories	1.30
Procter & Gamble Co. (The)	1.25
Amgen Inc.	1.24

TOTAL	13.74%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
13.33%	12.80%	13.50%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets EMEA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets EMEA Index (the “Index”). The Index is designed to measure the performance of equity securities in the emerging market countries of Europe, the Middle East and Africa. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 18, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 13.33%, net of fees, while the total return for the Index was 13.50%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Energy	24.50%
Financial	23.38
Basic Materials	18.37
Communications	13.92
Consumer Non-Cyclical	6.21
Utilities	3.88
Diversified	3.68
Consumer Cyclical	3.47
Industrial	2.06
Technology	0.48
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Gazprom OAO (Russia)	10.14%
LUKOIL OAO (Russia)	4.72
MTN Group Ltd. (South Africa)	4.38
Sberbank of Russia (Russia)	4.21
Sasol Ltd. (South Africa)	4.15
Naspers Ltd. Class N (South Africa)	3.07
Standard Bank Group Ltd. (South Africa)	2.52
AngloGold Ashanti Ltd. (South Africa)	2.40
NovaTek OAO SP GDR (Russia)	1.87
Rosneft Oil Co. OJSC (Russia)	1.77

TOTAL	39.23%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI WORLD INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
7.81%	7.83%	7.84%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/10/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI World Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI World Index (the “Index”). The Index is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 10, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 7.81%, net of fees, while the total return for the Index was 7.84%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	20.19%
Financial	18.36
Energy	11.43
Industrial	10.63
Consumer Cyclical	9.90
Technology	9.12
Communications	8.85
Basic Materials	7.20
Utilities	3.63
Diversified	0.36
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Apple Inc.	2.03%
Exxon Mobil Corp.	1.70
Microsoft Corp.	0.97
International Business Machines Corp.	0.95
Chevron Corp.	0.88
Nestle SA Registered (Switzerland)	0.82
General Electric Co.	0.82
Procter & Gamble Co. (The)	0.75
AT&T Inc.	0.73
Johnson & Johnson	0.72

TOTAL	10.37%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
All Country World Minimum Volatility
Actual	$1,000.00	$1,073.00	0.34%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.34	1.71
Emerging Markets EMEA
Actual	1,000.00	1,133.30	0.49	0.60
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
World
Actual	$1,000.00	$1,078.10	0.24%	$0.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.24	1.21

[a]

The beginning of the period (commencement of operations) is October 18, 2011, January 18, 2012 and January 10, 2012 for the iShares MSCI All Country World Minimum Volatility Index Fund, iShares MSCI Emerging Markets EMEA Index Fund and iShares MSCI World Index Fund, respectively.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (134 days for the iShares MSCI All Country World Minimum Volatility Index Fund, 42 days for the iShares MSCI Emerging Markets EMEA Index Fund and 50 days for the iShares MSCI World Index Fund) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.56%

AUSTRALIA — 0.25%
Echo Entertainment Group Ltd.	17,223	$80,017

		80,017
BELGIUM — 0.52%
Belgacom SA	3,240	103,564
Colruyt SA	1,077	42,386
Mobistar SA	435	20,922

		166,872
CANADA — 6.22%
Barrick Gold Corp.	1,152	55,369
BCE Inc.	5,451	224,360
Bell Aliant Inc.	1,911	53,414
Enbridge Inc.	12,615	488,744
Fairfax Financial Holdings Ltd.	333	138,271
Franco-Nevada Corp.	594	26,367
Goldcorp Inc.	1,698	82,698
Imperial Oil Ltd.	534	25,639
Research In Motion Ltd.[a]	1,212	17,264
Rogers Communications Inc. Class B	954	36,738
TELUS Corp.	138	8,067
Thomson Reuters Corp.	8,979	261,726
Tim Hortons Inc.	1,683	91,348
TransCanada Corp.	10,929	483,452

		1,993,457
CHILE — 0.54%
Banco de Credito e Inversiones	744	49,083
Empresa Nacional de Electricidad SA	12,096	21,409
LAN Airlines SA	2,886	79,104
Vina Concha y Toro SA	10,254	22,735

		172,331
CHINA — 4.93%
Alibaba.com Ltd.[a,b]	11,000	18,750
Bank of China Ltd. Class H	504,000	219,647
China Construction Bank Corp. Class H	183,000	153,843
China Life Insurance Co. Ltd. Class H	27,000	84,248
China Minsheng Banking Corp. Ltd. Class H	79,500	77,391
China Mobile Ltd.	19,500	208,308
China Pacific Insurance (Group) Co. Ltd. Class H	37,200	134,061
China Resources Power Holdings Co. Ltd.	42,000	82,639

Security	Shares	Value

China Vanke Co. Ltd. Class B	30,900	$39,842
Huabao International Holdings Ltd.	42,000	29,785
Industrial and Commercial Bank of China Ltd. Class H	285,000	209,091
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,400	30,505
Jiangsu Expressway Co. Ltd. Class H	30,000	31,525
Kunlun Energy Co. Ltd.	42,000	70,833
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	13,800	25,658
Sinopharm Group Co. Ltd. Class H	16,800	45,706
Tingyi (Cayman Islands) Holding Corp.	30,000	89,160
Zhejiang Expressway Co. Ltd. Class H	36,000	27,340

		1,578,332
COLOMBIA — 0.29%
Cementos Argos SA	4,341	26,718
Inversiones Argos SA	6,828	64,771

		91,489
CZECH REPUBLIC — 0.12%
Telefonica O2 Czech Republic AS	1,842	40,175

		40,175
DENMARK — 0.15%
Novo Nordisk A/S Class B	333	46,885

		46,885
EGYPT — 0.14%
Commercial International Bank Egypt SAE	10,629	44,150

		44,150
FINLAND — 0.13%
Orion OYJ Class B	1,983	42,893

		42,893
FRANCE — 0.32%
Eutelsat Communications	2,109	78,966
Societe BIC SA	231	23,321

		102,287
HONG KONG — 3.15%
CLP Holdings Ltd.	36,000	317,960
Hang Seng Bank Ltd.[b]	18,000	252,047
Hopewell Holdings Ltd.	15,000	45,740
Link REIT (The)	48,000	180,100
MTR Corp. Ltd.	34,500	122,774
Power Assets Holdings Ltd.	12,000	89,895

		1,008,516

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

INDIA — 0.05%
Reliance Industries Ltd. SP GDR[c]	468	$15,397

		15,397
INDONESIA — 1.04%
PT Bank Central Asia Tbk	118,500	99,845
PT Telekomunikasi Indonesia Tbk	213,000	166,480
PT Unilever Indonesia Tbk	31,500	67,225

		333,550
ISRAEL — 0.59%
Bezeq The Israel Telecommunication Corp. Ltd.	24,930	41,261
Cellcom Israel Ltd.	669	9,085
NICE Systems Ltd.[a]	435	14,837
Partner Communications Co. Ltd.	1,485	10,936
Teva Pharmaceutical Industries Ltd.	2,493	111,834

		187,953
ITALY — 0.77%
Snam SpA	30,702	149,248
Terna SpA	25,680	97,148

		246,396
JAPAN — 12.21%
ABC-MART Inc.	600	21,223
All Nippon Airways Co. Ltd.[b]	15,000	46,145
Bank of Kyoto Ltd. (The)	6,000	53,076
Benesse Holdings Inc.	1,800	82,950
Chugai Pharmaceutical Co. Ltd.	3,600	59,155
Chugoku Bank Ltd. (The)	3,000	40,104
Eisai Co. Ltd.	3,900	158,525
FamilyMart Co. Ltd.	1,200	46,998
Gunma Bank Ltd. (The)	9,000	48,703
Hachijuni Bank Ltd. (The)	9,000	53,039
Hiroshima Bank Ltd. (The)	12,000	55,449
Iyo Bank Ltd. (The)	6,000	54,633
Japan Real Estate Investment Corp.	6	53,225
Jupiter Telecommunications Co. Ltd.	39	38,162
Kamigumi Co. Ltd.	6,000	51,742
Kansai Electric Power Co. Inc. (The)	1,500	24,944
Keio Corp.	6,000	43,291
Kintetsu Corp.[b]	15,000	57,450
Kyushu Electric Power Co. Inc.	1,500	22,146
Lawson Inc.	1,200	70,867
McDonald’s Holdings Co. (Japan) Ltd.	1,800	47,124

Security	Shares	Value

Miraca Holdings Inc.	1,200	$46,034
Mitsubishi Tanabe Pharma Corp.	3,300	45,256
Nippon Building Fund Inc.	3	28,873
Nissin Foods Holdings Co. Ltd.	1,200	45,219
Nitori Holdings Co. Ltd.	600	50,927
NTT DoCoMo Inc.	249	426,998
Odakyu Electric Railway Co. Ltd.	12,000	115,048
Ono Pharmaceutical Co. Ltd.	1,800	98,740
Oracle Corp. Japan	900	32,569
Oriental Land Co. Ltd.	1,200	124,833
Osaka Gas Co. Ltd.	24,000	92,513
Rakuten Inc.	27	26,953
Sankyo Co. Ltd.	900	43,477
Santen Pharmaceutical Co. Ltd.	1,800	71,497
Secom Co. Ltd.	3,600	171,460
Seven Bank Ltd.	12,600	27,709
Shikoku Electric Power Co. Inc.	3,300	91,245
Shimamura Co. Ltd.	600	65,901
Shionogi & Co. Ltd.	3,300	45,867
Shizuoka Bank Ltd. (The)	12,000	122,461
Suzuken Co. Ltd.	1,800	53,262
Taisho Pharmaceutical Holdings Co. Ltd.[a]	900	72,387
Takeda Pharmaceutical Co. Ltd.	7,800	353,669
Tokyo Gas Co. Ltd.	45,000	206,264
TonenGeneral Sekiyu K.K.	6,000	55,745
Tsumura & Co.	1,500	43,421
Unicharm Corp.	1,500	77,928
West Japan Railway Co.	3,600	147,443

		3,912,650
MALAYSIA — 1.36%
Berjaya Sports Toto Bhd	20,400	29,829
Bumi Armada Bhd[a]	24,000	32,208
Bursa Malaysia Bhd	9,600	23,651
Hong Leong Bank Bhd	4,500	18,177
Maxis Communications Bhd	55,200	109,092
Petronas Dagangan Bhd	5,700	34,556
Petronas Gas Bhd	6,300	35,333
Public Bank Bhd Foreign	25,800	117,480
Telekom Malaysia Bhd	21,000	36,385

		436,711

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

MOROCCO — 0.07%
Maroc Telecom SA	1,344	$22,452

		22,452
NETHERLANDS — 0.40%
Koninklijke KPN NV	1,527	16,617
TNT Express NV	8,871	110,966

		127,583
PERU — 0.25%
Compania de Minas Buenaventura SA SP ADR	1,986	79,698

		79,698
PHILIPPINES — 0.30%
Bank of the Philippine Islands	16,440	25,647
Philippine Long Distance Telephone Co.	1,080	72,194

		97,841
SINGAPORE — 1.70%
ComfortDelGro Corp. Ltd.	42,000	51,534
Hutchison Port Holdings Trust	54,000	42,930
Oversea-Chinese Banking Corp. Ltd.	12,000	86,419
Singapore Airlines Ltd.	12,000	106,051
Singapore Press Holdings Ltd.	10,000	30,394
Singapore Telecommunications Ltd.	90,000	228,798

		546,126
SOUTH KOREA — 0.13%
Shinsegae Co. Ltd.	174	40,828

		40,828
SPAIN — 0.59%
Amadeus IT Holding SA Class A	5,115	97,846
Banco de Sabadell SAb	5,292	17,202
Bankia SAa	14,142	57,434
Indra Sistemas SAb	1,293	16,508

		188,990
SWITZERLAND — 5.72%
Actelion Ltd. Registered[a]	561	21,242
Givaudan SA Registered[a]	162	153,665
Lindt & Spruengli AG Registered	3	109,596
Nestle SA Registered	6,183	379,553
Novartis AG Registered	6,321	345,853
Roche Holding AG Genusschein	627	109,621
Schindler Holding AG Participation Certificates	171	21,165
SGS SA Registered	117	220,142

Security	Shares	Value

Straumann Holding AG Registered	207	$32,951
Swisscom AG Registered	549	219,637
Synthes Inc.[c]	1,263	219,555

		1,832,980
TAIWAN — 4.42%
Advantech Co. Ltd.	6,000	20,207
AU Optronics Corp.	123,000	66,530
Chang Hwa Commercial Bank Ltd.	33,000	20,207
Chimei Innolux Corp.[a]	42,000	22,646
China Steel Corp.	36,000	37,352
Chunghwa Telecom Co. Ltd.	90,000	276,772
Delta Electronics Inc.	27,000	74,214
Epistar Corp.	12,000	31,433
Far EasTone Telecommunications Co. Ltd.	39,000	81,858
First Financial Holding Co. Ltd.	63,000	40,398
Formosa Petrochemical Corp.	24,000	79,113
Fubon Financial Holding Co. Ltd.	78,000	91,808
Inventec Corp.	66,000	31,433
Macronix International Co. Ltd.	72,000	30,616
MStar Semiconductor Inc.	6,000	38,168
Richtek Technology Corp.	3,000	17,962
SinoPac Financial Holdings Co. Ltd.	150,000	56,130
Taiwan Cooperative Financial Holding Co. Ltd.[a]	96,000	63,029
Taiwan Mobile Co. Ltd.	39,000	119,935
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	215,193

		1,415,004
THAILAND — 0.87%
Bangkok Bank PCL Foreign	3,600	23,076
Bangkok Bank PCL NVDR	3,600	21,530
BEC World PCL NVDR	15,900	23,247
Charoen Pokphand Foods PCL NVDR	17,700	21,200
CP All PCL NVDR	44,400	97,192
IRPC PCL NVDR	173,700	27,204
PTT Exploration & Production PCL NVDR	7,200	43,892
Siam Commercial Bank PCL NVDR	5,100	21,907

		279,248
UNITED KINGDOM — 3.83%
Admiral Group PLC	4,302	74,014
Babcock International Group PLC	4,464	53,697
British Sky Broadcasting Group PLC	1,632	17,467

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

Capita PLC	14,781	$181,103
Compass Group PLC	13,185	132,693
Experian PLC	1,419	21,432
Pearson PLC	7,056	135,147
Reckitt Benckiser Group PLC	1,605	89,224
Reed Elsevier PLC	13,971	122,860
Serco Group PLC	12,102	107,295
Shire PLC	2,229	78,265
SSE PLC	3,351	69,054
Unilever PLC	492	15,963
Vodafone Group PLC	27,255	73,732
Wm Morrison Supermarkets PLC	12,024	55,702

		1,227,648
UNITED STATES — 47.50%
3M Co.	234	20,498
Abbott Laboratories	7,350	416,083
Advance Auto Parts Inc.	1,788	152,642
Airgas Inc.	219	18,030
Altria Group Inc.	5,868	176,627
AmerisourceBergen Corp.	4,686	175,022
Amgen Inc.	5,850	397,507
Annaly Capital Management Inc.	20,253	336,605
Aon Corp.	6,333	296,448
Arch Capital Group Ltd.[a]	2,871	106,371
AT&T Inc.	4,533	138,664
Automatic Data Processing Inc.	8,778	476,821
AutoZone Inc.[a]	540	202,219
Becton, Dickinson and Co.	2,340	178,355
BMC Software Inc.[a]	1,854	69,414
Bristol-Myers Squibb Co.	3,246	104,424
C.H. Robinson Worldwide Inc.	2,313	153,051
C.R. Bard Inc.	1,824	170,763
Campbell Soup Co.	4,641	154,638
Chevron Corp.	1,251	136,509
Church & Dwight Co. Inc.	3,009	143,650
Clorox Co. (The)	2,316	156,585
Coca-Cola Co. (The)	3,648	254,849
Colgate-Palmolive Co.	3,081	287,088
Consolidated Edison Inc.	5,712	331,867
Costco Wholesale Corp.	366	31,498
DIRECTV Class Aa	1,449	67,118
Dollar Tree Inc.[a]	726	64,258
Duke Energy Corp.	3,342	69,915

Security	Shares	Value

Dun & Bradstreet Corp. (The)	1,212	$100,172
Ecolab Inc.	6,366	381,960
Edwards Lifesciences Corp.[a]	954	69,766
Eli Lilly and Co.	2,373	93,117
Everest Re Group Ltd.	1,200	105,420
Exxon Mobil Corp.	4,503	389,509
Family Dollar Stores Inc.	2,487	134,273
Forest Laboratories Inc.[a]	1,776	57,756
General Mills Inc.	9,627	368,810
Gilead Sciences Inc.[a]	864	39,312
H.J. Heinz Co.	294	15,497
Health Care REIT Inc.	4,071	221,625
Hershey Co. (The)	1,935	117,454
Hormel Foods Corp.	3,129	89,083
International Business Machines Corp.	660	129,842
Intuit Inc.	2,487	143,848
J.M. Smucker Co. (The)	2,469	185,965
Johnson & Johnson	6,456	420,156
Kellogg Co.	5,409	283,161
Kimberly-Clark Corp.	3,771	274,830
Kinder Morgan Inc.	2,736	96,417
Kinder Morgan Management LLC[a]	2,130	170,762
Kroger Co. (The)	1,572	37,398
Laboratory Corp. of America Holdings[a]	1,758	158,027
Marsh & McLennan Companies Inc.	6,030	188,136
McCormick & Co. Inc. NVS	2,556	128,950
McDonald’s Corp.	4,806	477,140
Microsoft Corp.	10,407	330,318
Newmont Mining Corp.	297	17,642
O’Reilly Automotive Inc.[a]	2,937	254,050
PartnerRe Ltd.	1,572	99,728
Paychex Inc.	7,713	241,417
People’s United Financial Inc.	8,019	100,959
PepsiCo Inc.	3,840	241,690
PG&E Corp.	7,074	294,844
Procter & Gamble Co. (The)	5,913	399,246
Raytheon Co.	513	25,917
RenaissanceRe Holdings Ltd.	1,155	83,114
Ross Stores Inc.	3,552	189,428
SAIC Inc.[a]	6,738	82,338
Sherwin-Williams Co. (The)	1,926	198,667
Southern Co. (The)	9,423	416,402
Staples Inc.	1,332	19,527

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

February 29, 2012

Security	Shares	Value

Stericycle Inc.[a]	1,737	$150,719
Synopsys Inc.[a]	3,459	105,396
Target Corp.	2,109	119,559
TJX Companies Inc. (The)	3,396	124,328
Travelers Companies Inc. (The)	2,025	117,389
VeriSign Inc.	564	20,840
Verisk Analytics Inc. Class Aa	2,700	117,450
Verizon Communications Inc.	6,075	231,518
W.R. Berkley Corp.	2,565	91,699
Wal-Mart Stores Inc.	4,560	269,405
Washington Post Co. (The) Class B	129	50,813
Waste Management Inc.	5,817	203,479
Wisconsin Energy Corp.	4,974	169,514
Xcel Energy Inc.	5,529	146,463
Xilinx Inc.	3,042	112,341
Yum! Brands Inc.	369	24,443

		15,216,548

TOTAL COMMON STOCKS
(Cost: $30,759,178)		31,575,007

INVESTMENT COMPANIES — 1.17%

EXCHANGE-TRADED FUNDS — 1.17%
iShares S&P India Nifty 50 Index Fund[d]	15,102	375,134

		375,134

TOTAL INVESTMENT COMPANIES
(Cost: $369,544)		375,134

PREFERRED STOCKS — 0.07%

COLOMBIA — 0.07%
Grupo Aval Acciones y Valores SA	33,390	23,473

		23,473

TOTAL PREFERRED STOCKS
(Cost: $23,484)		23,473

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	116,269	116,269

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	8,599	$8,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	12,354	12,354

		137,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,222)		137,222

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $31,289,428)		32,110,836
Other Assets, Less Liabilities — (0.23)%		(73,834)

NET ASSETS — 100.00%		$32,037,002

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 98.45%

CZECH REPUBLIC — 1.58%
CEZ AS	1,500	$64,948
Komercni Banka AS	136	26,707

		91,655
EGYPT — 2.34%
Commercial International Bank Egypt SAE SP GDR	6,700	26,800
Orascom Construction Industries SAE SP GDR	1,385	62,436
Orascom Telecom Holding SAE SP GDR[a,b]	9,781	33,735
Orascom Telecom Media and Technology Holding SAE SP GDR[b]	9,781	12,731

		135,702
HUNGARY — 1.58%
Magyar Telekom Telecommunications PLC	4,496	12,346
MOL Hungarian Oil and Gas PLC[a]	309	26,847
OTP Bank Nyrt	1,667	30,966
Richter Gedeon Nyrt	118	21,327

		91,486
POLAND — 7.56%
Asseco Poland SA	617	10,777
Bank Handlowy w Warszawie SA	270	6,775
Bank Millennium SA	4,723	6,682
Bank Pekao SA	957	48,059
BRE Bank SAa	117	11,473
Cyfrowy Polsat SAa	2,312	10,678
ENEA SA	1,242	6,742
Globe Trade Centre SAa	1,808	5,151
Grupa Lotos SAa	672	6,120
Jastrzebska Spolka Weglowa SAa	306	10,331
Kernel Holding SAa	431	10,205
KGHM Polska Miedz SA	1,082	51,838
Polska Grupa Energetyczna SA	5,558	35,884
Polski Koncern Naftowy Orlen SAa	2,500	28,882
Polskie Gornictwo Naftowe i Gazownictwo SA	15,430	18,268
Powszechna Kasa Oszczednosci Bank Polski SA	5,085	56,233
Powszechny Zaklad Ubezpieczen SA	470	51,195
Synthos SA	4,053	6,855

Security	Shares	Value

Tauron Polska Energia SA	9,432	$15,646
Telekomunikacja Polska SA	6,321	34,930
TVN SA	1,673	5,899

		438,623
RUSSIA — 35.69%
Federal Grid Co. of Unified Energy System OJSC	2,680,000	31,822
Gazprom OAO	88,480	587,817
IDGC Holding JSC[a]	155,000	15,757
Inter RAO UES OJSC	10,700,000	13,075
LSR Group OJSC SP GDR[b]	1,874	9,923
LUKOIL OAO	4,263	273,611
Magnit OJSC SP GDR[b]	1,895	55,846
Mechel OAO SP ADR	1,200	13,320
MMC Norilsk Nickel OJSC	406	80,311
Mobile TeleSystems OJSC SP ADR	4,300	78,475
NovaTek OAO SP GDR[b]	746	108,245
Novolipetsk Steel OJSC SP GDR[b]	486	11,649
Rosneft Oil Co. OJSC	13,240	102,417
Rostelecom OJSC[a]	11,400	57,361
RusHydro OJSC	1,012,000	41,121
Sberbank of Russia	71,240	244,311
Severstal OAO	1,670	25,614
Sistema JSFC SP GDR[b]	975	21,255
Surgutneftegas OJSC	60,800	63,162
Tatneft OAO	11,920	79,337
TMK OAO SP GDR[b]	445	6,417
Uralkali OJSC	11,560	94,075
VTB Bank OJSC	21,920,000	54,374

		2,069,295
SOUTH AFRICA — 42.29%
Absa Group Ltd.	2,279	48,791
African Bank Investments Ltd.	5,542	29,227
African Rainbow Minerals Ltd.	799	20,484
Anglo American Platinum Ltd.	549	43,628
AngloGold Ashanti Ltd.	3,189	139,430
ArcelorMittal South Africa Ltd.	1,529	13,381
Aspen Pharmacare Holdings Ltd.[a]	2,429	35,423
Aveng Ltd.	3,119	15,155
Barloworld Ltd.	1,619	19,382
Bidvest Group Ltd.	2,500	58,995
Discovery Holdings Ltd.	2,731	17,932

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 29, 2012

Security	Shares	Value

Exxaro Resources Ltd.	917	$25,971
FirstRand Ltd.	23,345	74,890
Foschini Group Ltd. (The)	1,732	27,479
Gold Fields Ltd.	6,052	96,504
Growthpoint Properties Ltd.	15,328	42,279
Harmony Gold Mining Co. Ltd.	3,239	43,041
Impala Platinum Holdings Ltd.	4,159	93,282
Imperial Holdings Ltd.	1,457	28,822
Investec Ltd.	1,914	12,655
Kumba Iron Ore Ltd.	608	46,579
Liberty Holdings Ltd.	941	11,292
Life Healthcare Group Holdings Ltd.	6,980	20,377
Massmart Holdings Ltd.	1,013	23,917
MMI Holdings Ltd.	8,773	22,468
MTN Group Ltd.	13,993	254,121
Naspers Ltd. Class N	3,185	178,236
Nedbank Group Ltd.	1,645	35,463
Netcare Ltd.	7,812	14,418
Northam Platinum Ltd.	2,185	10,109
Pick’n Pay Stores Ltd.	2,396	13,851
Pretoria Portland Cement Co. Ltd.	4,555	19,320
Redefine Properties Ltd.	27,889	29,386
Remgro Ltd.	3,782	67,577
Reunert Ltd.	1,807	16,905
RMB Holdings Ltd.	6,153	25,809
RMI Holdings	6,015	12,918
Sanlam Ltd.	14,175	58,715
Sappi Ltd.[a]	4,068	14,410
Sasol Ltd.	4,482	240,548
Shoprite Holdings Ltd.	3,501	63,909
SPAR Group Ltd. (The)	1,757	27,180
Standard Bank Group Ltd.	9,833	145,920
Steinhoff International Holdings Ltd.[a]	8,843	31,870
Telkom South Africa Ltd.	2,534	8,789
Tiger Brands Ltd.	1,437	50,245
Truworths International Ltd.	3,659	39,698
Vodacom Group Ltd.	3,124	43,399
Woolworths Holdings Ltd.	6,209	37,603

		2,451,783

TURKEY — 7.41%
Akbank TAS	9,801	39,407
Anadolu Efes Biracilik ve Malt Sanayii AS	1,803	27,366

Security	Shares	Value

Arcelik AS	1,691	$7,787
Asya Katilim Bankasi ASa	5,163	5,382
BIM Birlesik Magazalar AS	751	26,454
Coca-Cola Icecek AS	567	7,307
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,202	6,912
Enka Insaat ve Sanayi AS	2,765	7,903
Eregli Demir ve Celik Fabrikalari TAS	4,831	11,345
Ford Otomotiv Sanayi AS	648	6,105
Haci Omer Sabanci Holding AS	4,282	18,541
KOC Holding AS	4,824	20,114
Koza Altin Isletmeleri AS	437	8,685
TAV Havalimanlari Holding ASa	1,596	8,209
Turk Hava Yollari AOa	3,920	5,972
Turk Telekomunikasyon AS	4,517	19,403
Turkcell Iletisim Hizmetleri ASa	6,485	35,657
Turkiye Garanti Bankasi AS	16,897	64,261
Turkiye Halk Bankasi AS	2,505	17,289
Turkiye Is Bankasi AS	12,863	30,648
Turkiye Petrol Rafinerileri AS	1,004	24,842
Turkiye Sise ve Cam Fabrikalari AS	3,262	6,633
Turkiye Vakiflar Bankasi TAO Class D	6,024	10,696
Yapi ve Kredi Bankasi ASa	6,662	12,744

		429,662

TOTAL COMMON STOCKS
(Cost: $5,035,726)		5,708,206

PREFERRED STOCKS — 1.50%

RUSSIA — 1.50%
AK Transneft OAO	13	24,251
Sberbank of Russia	8,500	22,098
Surgutneftegas OJSC	59,000	40,372

		86,721

TOTAL PREFERRED STOCKS
(Cost: $74,092)		86,721

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	5,088	$5,088

		5,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,088)		5,088

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $5,114,906)		5,800,015
Other Assets, Less Liabilities — (0.04)%		(2,165)

NET ASSETS — 100.00%		$5,797,850

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.45%

AUSTRALIA — 3.64%
AGL Energy Ltd.	405	$6,104
Alumina Ltd.	2,154	3,188
Amcor Ltd.	1,074	8,239
AMP Ltd.	2,500	10,831
ASX Ltd.	154	5,155
Australia and New Zealand Banking Group Ltd.	2,308	54,736
Bendigo and Adelaide Bank Ltd.	319	2,664
BHP Billiton Ltd.	2,833	110,499
Boral Ltd.	598	2,843
Brambles Ltd.	1,310	10,247
Caltex Australia Ltd.	120	1,784
Campbell Brothers Ltd.	58	3,720
CFS Retail Property Trust	1,660	3,193
Coca-Cola Amatil Ltd.	516	6,690
Cochlear Ltd.	49	3,236
Commonwealth Bank of Australia	1,368	73,060
Computershare Ltd.	388	3,245
Crown Ltd.	428	3,884
CSL Ltd.	463	16,398
Dexus Property Group	4,282	4,141
Echo Entertainment Group Ltd.	614	2,853
Fairfax Media Ltd.	2,045	1,768
Fortescue Metals Group Ltd.	1,102	6,632
Goodman Group	6,155	4,589
GPT Group	1,551	5,228
Iluka Resources Ltd.	366	6,604
Incitec Pivot Ltd.	1,434	5,051
Insurance Australia Group Ltd.	1,688	6,037
James Hardie Industries SE	378	2,994
Leighton Holdings Ltd.	134	3,699
Lend Lease Group	476	3,852
Lynas Corp. Ltd.[a]	1,514	1,996
Macquarie Group Ltd.	307	8,880
Metcash Ltd.	691	3,166
Mirvac Group	2,993	3,881
National Australia Bank Ltd.	1,906	48,745
Newcrest Mining Ltd.	673	24,352
Orica Ltd.	316	9,287
Origin Energy Ltd.	936	13,764

Security	Shares	Value

OZ Minerals Ltd.	300	$3,549
Qantas Airways Ltd.[a]	1,196	2,236
QBE Insurance Group Ltd.	966	12,159
QR National Ltd.	1,497	6,324
Ramsay Health Care Ltd.	96	1,903
Rio Tinto Ltd.	396	28,859
Santos Ltd.	830	12,931
Sims Metal Management Ltd.	156	2,596
Sonic Healthcare Ltd.	323	4,202
SP AusNet	1,559	1,676
Stockland Corp. Ltd.	2,091	7,162
Suncorp Group Ltd.	1,137	10,049
Tabcorp Holdings Ltd.	632	1,864
Tatts Group Ltd.	1,194	3,070
Telstra Corp. Ltd.	3,872	13,806
Toll Holdings Ltd.	601	3,682
Transurban Group	1,153	6,976
Wesfarmers Ltd.	878	27,605
Westfield Group	1,936	18,386
Westfield Retail Trust	2,537	6,880
Westpac Banking Corp.	2,659	60,044
Woodside Petroleum Ltd.	556	22,371
Woolworths Ltd.	1,069	29,233
WorleyParsons Ltd.	171	5,426

		790,224

AUSTRIA — 0.10%
Erste Group Bank AG	175	4,409
IMMOFINANZ AGa	1,013	3,560
OMV AG	159	5,941
Telekom Austria AG	312	3,646
Verbund AG	64	1,801
voestalpine AG	100	3,559

		22,916

BELGIUM — 0.41%
Ageas	1,946	4,149
Anheuser-Busch InBev NV	705	47,550
Bekaert NV	39	1,309
Belgacom SA	131	4,187
Colruyt SA	68	2,676
Delhaize Group SA	90	4,967
Groupe Bruxelles Lambert SA	71	5,355
KBC Groep NV	119	2,822

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Mobistar SA	29	$1,395
Solvay SA	52	6,425
UCB SA	88	3,568
Umicore	101	5,276

		89,679

CANADA — 5.15%
Agnico-Eagle Mines Ltd.	150	5,478
Agrium Inc.	139	11,880
Alimentation Couche-Tard Inc. Class B	108	3,343
ARC Resources Ltd.	249	6,459
Athabasca Oil Sands Corp.[a]	300	3,740
Bank of Montreal	558	32,904
Bank of Nova Scotia	951	51,511
Barrick Gold Corp.	878	42,200
Baytex Energy Corp.	102	5,926
BCE Inc.	228	9,384
Bell Aliant Inc.	69	1,929
Bombardier Inc. Class B	1,114	5,372
Bonavista Energy Corp.	123	2,872
Brookfield Asset Management Inc. Class A	493	15,476
Brookfield Office Properties Inc.	203	3,543
CAE Inc.	196	2,121
Cameco Corp.	345	8,512
Canadian Imperial Bank of Commerce	349	27,174
Canadian National Railway Co.	400	30,962
Canadian Natural Resources Ltd.	962	35,874
Canadian Oil Sands Ltd.	423	10,148
Canadian Pacific Railway Ltd.	148	11,140
Canadian Tire Corp. Ltd. Class A	69	4,402
Canadian Utilities Ltd. Class A	78	5,222
Cenovus Energy Inc.	665	25,967
Centerra Gold Inc.	145	2,930
CGI Group Inc. Class Aa	197	4,236
CI Financial Corp.	134	2,993
Crescent Point Energy Corp.	219	10,417
Eldorado Gold Corp.	480	7,368
Empire Co. Ltd. Class A	28	1,620
Enbridge Inc.	650	25,183
Encana Corp.	644	13,181
Enerplus Corp.	156	3,792
Fairfax Financial Holdings Ltd.	20	8,305
Finning International Inc.	150	4,380

Security	Shares	Value

First Quantum Minerals Ltd.	426	$9,792
Fortis Inc.	151	5,004
Franco-Nevada Corp.	115	5,105
George Weston Ltd.	47	3,046
Gildan Activewear Inc.	98	2,461
Goldcorp Inc.	712	34,677
Great-West Lifeco Inc.	246	5,752
H&R Real Estate Investment Trust	68	1,631
Husky Energy Inc.	289	7,843
IAMGOLD Corp.	332	5,043
IGM Financial Inc.	105	4,871
Imperial Oil Ltd.	262	12,579
Industrial Alliance Insurance and Financial Services Inc.	72	1,972
Inmet Mining Corp.	49	3,342
Intact Financial Corp.	115	7,005
Ivanhoe Mines Ltd.[a]	250	4,358
Kinross Gold Corp.	988	10,984
Loblaw Companies Ltd.	102	3,596
Magna International Inc. Class A	192	9,187
Manulife Financial Corp.	1,547	19,444
MEG Energy Corp.[a]	100	4,418
Metro Inc. Class A	92	4,788
National Bank of Canada	141	11,034
New Gold Inc.[a]	367	4,307
Nexen Inc.	447	9,154
Niko Resources Ltd.	40	1,899
Onex Corp.	84	3,100
Open Text Corp.[a]	51	3,125
Osisko Mining Corp.[a]	291	3,705
Pacific Rubiales Energy Corp.	223	6,505
Pan American Silver Corp.	92	2,312
Pembina Pipeline Corp.	146	4,161
Pengrowth Energy Corp.	290	2,971
Penn West Petroleum Ltd.	407	8,930
Potash Corp. of Saskatchewan Inc.	748	34,957
Power Corp. of Canada	302	7,665
Power Financial Corp.	217	6,056
Precision Drilling Corp.[a]	198	2,408
Progress Energy Resources Corp.	155	1,704
Research In Motion Ltd.[a]	412	5,869
RioCan Real Estate Investment Trust	111	3,056
Ritchie Bros. Auctioneers Inc.	81	1,985

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Rogers Communications Inc. Class B	365	$14,056
Royal Bank of Canada	1,262	71,342
Saputo Inc.	124	5,167
Shaw Communications Inc. Class B	322	6,640
Shoppers Drug Mart Corp.	194	8,278
Silver Wheaton Corp.	312	11,999
SNC-Lavalin Group Inc.	135	5,126
Sun Life Financial Inc.	505	11,152
Suncor Energy Inc.	1,380	49,907
Talisman Energy Inc.	893	12,330
Teck Resources Ltd. Class B	517	20,797
TELUS Corp. NVS	181	10,598
Thomson Reuters Corp.	331	9,648
Tim Hortons Inc.	141	7,653
TMX Group Inc.	67	2,939
Toronto-Dominion Bank (The)	779	63,929
Tourmaline Oil Corp.[a]	100	2,611
TransAlta Corp.	183	3,881
TransCanada Corp.	624	27,603
Valeant Pharmaceuticals International Inc.[a]	251	13,371
Vermilion Energy Inc.	80	3,951
Viterra Inc.	308	3,346
Yamana Gold Inc.	658	11,477

		1,117,546

DENMARK — 0.50%
A.P. Moeller-Maersk A/S Class B	2	16,194
Carlsberg A/S Class B	92	7,272
Coloplast A/S Class B	21	3,469
Danske Bank A/Sa	577	10,434
DSV A/S	185	4,327
Novo Nordisk A/S Class B	373	52,516
Novozymes A/S Class B	196	5,854
TDC A/S	337	2,682
TrygVesta A/S	27	1,453
Vestas Wind Systems A/Sa	163	1,683
William Demant Holding A/Sa	19	1,771

		107,655

FINLAND — 0.38%
Elisa OYJ	125	2,858
Fortum OYJ	387	9,655
Kesko OYJ Class B	59	1,991
Kone OYJ Class B	137	8,172

Security	Shares	Value

Metso OYJ	113	$5,389
Neste Oil OYJ	130	1,608
Nokia OYJ	3,273	17,250
Nokian Renkaat OYJ	96	4,277
Orion OYJ Class B	87	1,882
Pohjola Bank PLC Class A	147	1,706
Sampo OYJ Class A	366	10,355
Sanoma OYJ	129	1,694
Stora Enso OYJ Class R	506	3,814
UPM-Kymmene OYJ	458	6,341
Wartsila OYJ ABP	148	5,116

		82,108

FRANCE — 3.94%
Accor SA	134	4,732
Aeroports de Paris	30	2,380
Alcatel-Lucent[a]	2,007	5,053
ALSTOM	184	7,960
ArcelorMittal	752	15,919
Arkema SA	49	4,508
AtoS	44	2,514
AXA	1,510	24,451
BNP Paribas SA	848	41,558
Bouygues SA	169	5,399
Bureau Veritas SA	50	4,147
Cap Gemini SA	129	5,707
Carrefour SA	510	12,839
Casino Guichard-Perrachon SA	50	4,891
Christian Dior SA	47	7,321
CNP Assurances SA	131	1,896
Compagnie de Saint-Gobain	355	16,925
Compagnie Generale de Geophysique-Veritas[a]	130	4,033
Compagnie Generale des Etablissements Michelin Class B	157	10,871
Credit Agricole SA	880	5,659
Danone SA	513	34,847
Dassault Systemes SA	53	4,418
Edenred SA	143	3,832
Electricite de France	214	5,357
Essilor International SA	179	14,309
Eurazeo	37	1,760

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

European Aeronautic Defence and Space Co. NV	365	$13,312
Eutelsat Communications	92	3,445
Fonciere des Regions	27	1,966
France Telecom SA	1,633	25,023
GDF Suez	1,088	28,337
Gecina SA	18	1,736
Groupe Eurotunnel SA	480	4,181
Icade	20	1,664
Iliad SA	19	2,530
Imerys SA	32	1,942
JCDecaux SAa	62	1,728
Klepierre	95	3,030
L’Air Liquide SA	248	32,355
L’Oreal SA	211	24,164
Lafarge SA	176	8,219
Lagardere SCA	108	3,248
Legrand SA	196	7,145
LVMH Moet Hennessy Louis Vuitton SA	223	37,676
Natixis	813	2,950
Neopost SA	32	2,199
Pernod Ricard SA	169	17,557
PPR SA	68	11,607
PSA Peugeot Citroen SA	135	2,717
Publicis Groupe SA	128	7,031
Renault SA	169	8,984
Safran SA	149	5,014
Sanofi	1,003	74,478
Schneider Electric SA	430	29,341
SCOR SE	152	4,039
SES SA Class A FDR	269	6,515
Societe BIC SA	26	2,625
Societe Generale	580	18,815
Sodexo	86	6,646
STMicroelectronics NV	557	4,173
Suez Environnement SA	256	3,763
Technip SA	89	9,754
Thales SA	89	3,226
Total SA	1,869	104,982
Unibail-Rodamco SE	81	15,711
Vallourec SA	100	7,070
Veolia Environnement	324	3,981

Security	Shares	Value

Vinci SA	398	$20,809
Vivendi SA	1,094	23,591
Wendel	30	2,538

		855,103

GERMANY — 3.38%
Adidas AG	183	14,438
Allianz SE Registered	399	48,587
Axel Springer AG	36	1,724
BASF SE	805	70,964
Bayer AG Registered	720	53,454
Bayerische Motoren Werke AG	293	27,213
Beiersdorf AG	89	5,597
Brenntag AG	31	3,629
Celesio AG	91	1,692
Commerzbank AGa	3,138	7,917
Continental AGa	71	6,490
Daimler AG Registered	796	48,337
Deutsche Bank AG Registered	815	38,218
Deutsche Boerse AG	148	9,853
Deutsche Lufthansa AG Registered	236	3,290
Deutsche Post AG Registered	759	13,387
Deutsche Telekom AG Registered	2,465	28,885
E.ON AG	1,580	36,491
Fraport AG	37	2,285
Fresenius Medical Care AG & Co. KGaA	184	12,942
Fresenius SE & Co. KGaA	101	10,484
GEA Group AG	160	5,428
Hannover Rueckversicherung AG Registered	52	2,898
HeidelbergCement AG	124	6,703
Henkel AG & Co. KGaA	105	5,754
Hochtief AG	39	2,734
Infineon Technologies AGa	946	9,606
K+S AG	152	7,620
Kabel Deutschland Holding AGa	81	4,884
LANXESS AG	74	5,553
Linde AG	150	25,042
MAN SE	56	6,480
Merck KGaA	57	5,918
METRO AG	115	4,572
Muenchener Rueckversicherungs-Gesellschaft AG Registered	158	23,133
QIAGEN NVa	206	3,170

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

RWE AG	459	$20,999
Salzgitter AG	35	2,151
SAP AG	811	54,949
Siemens AG Registered	722	72,301
Suedzucker AG	58	1,687
ThyssenKrupp AG	341	9,239
United Internet AG Registered	97	1,880
Volkswagen AG	26	4,424

		733,002

GREECE — 0.02%
National Bank of Greece SAa	1,410	4,433

		4,433

HONG KONG — 1.27%
AIA Group Ltd.	7,400	28,052
ASM Pacific Technology Ltd.	200	2,819
Bank of East Asia Ltd. (The)	1,400	5,641
BOC Hong Kong (Holdings) Ltd.	3,500	9,815
Cathay Pacific Airways Ltd.	1,000	1,986
Cheung Kong (Holdings) Ltd.	1,000	14,622
CLP Holdings Ltd.	2,000	17,664
First Pacific Co. Ltd.	2,000	2,246
Foxconn International Holdings Ltd.[a]	3,000	2,108
Galaxy Entertainment Group Ltd.[a]	1,000	2,470
Hang Lung Group Ltd.	1,000	6,782
Hang Lung Properties Ltd.	2,000	7,569
Hang Seng Bank Ltd.	700	9,802
Henderson Land Development Co. Ltd.	1,000	6,279
Hong Kong and China Gas Co. Ltd. (The)	4,000	10,212
Hong Kong Exchanges and Clearing Ltd.	900	16,780
Hopewell Holdings Ltd.	1,000	3,049
Hutchison Whampoa Ltd.	2,000	19,882
Hysan Development Co. Ltd.	1,000	4,365
Kerry Properties Ltd.	500	2,373
Li & Fung Ltd.	4,000	9,180
Lifestyle International Holdings Ltd.	1,000	2,740
Link REIT (The)	2,000	7,504
MTR Corp. Ltd.	1,000	3,559
New World Development Co. Ltd.	3,000	4,131
NWS Holdings Ltd.	2,000	3,316
PCCW Ltd.	5,000	1,850
Power Assets Holdings Ltd.	1,000	7,491
Sands China Ltd.	2,000	7,517

Security	Shares	Value

Shangri-La Asia Ltd.	2,000	$5,003
Sino Land Co. Ltd.	4,000	7,138
SJM Holdings Ltd.	2,000	4,188
Sun Hung Kai Properties Ltd.	1,000	15,395
Swire Pacific Ltd. Class A	500	5,686
Wharf (Holdings) Ltd. (The)	1,000	6,260
Wheelock and Co. Ltd.	1,000	3,436
Wynn Macau Ltd.	1,600	4,219
Yue Yuen Industrial (Holdings) Ltd.	500	1,721

		274,850

IRELAND — 0.11%
CRH PLC	607	13,024
Elan Corp. PLC[a]	418	5,239
Kerry Group PLC Class A	109	4,666

		22,929

ISRAEL — 0.26%
Bank Hapoalim Ltd.	784	2,543
Bank Leumi le-Israel	825	2,395
Bezeq The Israel Telecommunication Corp. Ltd.	1,514	2,506
Cellcom Israel Ltd.	92	1,249
Delek Group Ltd. (The)	9	1,629
Israel Chemicals Ltd.	385	4,088
Israel Discount Bank Ltd. Class Aa	1,026	1,291
Mizrahi Tefahot Bank Ltd.	187	1,478
NICE Systems Ltd.[a]	50	1,706
Partner Communications Co. Ltd.	157	1,156
Teva Pharmaceutical Industries Ltd.	806	36,157

		56,198

ITALY — 0.99%
A2A SpA	1,476	1,492
Assicurazioni Generali SpA	1,022	16,529
Atlantia SpA	257	4,321
Autogrill SpA	149	1,519
Banca Carige SpA	778	1,199
Banca Monte dei Paschi di Siena SpA	4,155	2,229
Banco Popolare SpA	1,518	2,802
Enel Green Power SpA	1,515	2,995
Enel SpA	5,761	23,212
Eni SpA	2,106	48,766
Exor SpA	72	1,817

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Fiat Industrial SpA[a]	670	$7,170
Fiat SpA	670	3,892
Finmeccanica SpA	354	1,798
Intesa Sanpaolo SpA	8,403	16,423
Intesa Sanpaolo SpA RNC	1,125	1,807
Luxottica Group SpA	96	3,481
Mediaset SpA	629	1,871
Mediobanca SpA	451	2,950
Pirelli & C. SpA	173	1,810
Prysmian SpA	177	3,069
Saipem SpA	235	11,936
Snam SpA	1,396	6,786
Telecom Italia SpA	8,457	9,786
Telecom Italia SpA RNC	4,742	4,507
Tenaris SA	414	8,086
Terna SpA	1,039	3,931
UniCredit SpA	3,093	16,161
Unione di Banche Italiane ScpA	702	3,266

		215,611

JAPAN — 9.07%
Advantest Corp.	200	2,832
AEON Co. Ltd.	600	7,650
AEON Credit Service Co. Ltd.	200	2,901
Aisin Seiki Co. Ltd.	200	7,072
Ajinomoto Co. Inc.	1,000	11,836
All Nippon Airways Co. Ltd.[b]	1,000	3,076
Aozora Bank Ltd.	1,000	2,903
Asahi Glass Co. Ltd.	1,000	9,019
Asahi Group Holdings Ltd.	400	8,787
Asahi Kasei Corp.	1,000	6,363
ASICS Corp.	200	2,367
Astellas Pharma Inc.	400	16,506
Bank of Yokohama Ltd. (The)	1,000	4,843
Benesse Holdings Inc.	100	4,608
Bridgestone Corp.	600	14,500
Brother Industries Ltd.	200	2,597
Canon Inc.	1,000	45,466
Casio Computer Co. Ltd.	300	2,072
Central Japan Railway Co.	1	8,241
Chiba Bank Ltd. (The)	1,000	6,350
Chubu Electric Power Co. Inc.	600	11,053
Chugai Pharmaceutical Co. Ltd.	200	3,286

Security	Shares	Value

Chugoku Electric Power Co. Inc. (The)	300	$5,463
Citizen Holdings Co. Ltd.	300	1,861
Coca-Cola West Co. Ltd.	300	5,122
Credit Saison Co. Ltd.	200	4,008
Dai Nippon Printing Co. Ltd.	1,000	10,341
Dai-ichi Life Insurance Co. Ltd. (The)	8	10,556
Daiichi Sankyo Co. Ltd.	800	14,757
Daikin Industries Ltd.	200	5,955
Dainippon Sumitomo Pharma Co. Ltd.	200	2,083
Daito Trust Construction Co. Ltd.	100	8,846
Daiwa Securities Group Inc.	2,000	8,327
Dena Co. Ltd.	100	3,268
Denki Kagaku Kogyo K.K.	1,000	4,028
Denso Corp.	400	13,279
Dentsu Inc.	200	6,239
East Japan Railway Co.	300	19,311
Eisai Co. Ltd.	200	8,129
Electric Power Development Co. Ltd.	200	5,132
FamilyMart Co. Ltd.	100	3,916
FANUC Corp.	200	36,397
Fuji Electric Holdings Co. Ltd.	1,000	2,607
Fuji Heavy Industries Ltd.	1,000	7,586
FUJIFILM Holdings Corp.	400	10,166
Fujitsu Ltd.	2,000	10,897
Fukuoka Financial Group Inc.	1,000	4,374
Gree Inc.	100	3,141
Hachijuni Bank Ltd. (The)	1,000	5,893
Hakuhodo DY Holdings Inc.	30	1,837
Hamamatsu Photonics K.K.	100	3,578
Hitachi Chemical Co. Ltd.	200	3,709
Hitachi Construction Machinery Co. Ltd.	100	2,099
Hitachi Ltd.	4,000	23,375
Hokkaido Electric Power Co. Inc.	200	2,968
Hokuhoku Financial Group Inc.	2,000	3,879
Hokuriku Electric Power Co.	200	3,739
Honda Motor Co. Ltd.	1,500	57,357
Hoya Corp.	400	9,350
IBIDEN Co. Ltd.	100	2,418
IHI Corp.	1,000	2,545
INPEX Corp.	2	14,257
Isetan Mitsukoshi Holdings Ltd.	400	4,522
Isuzu Motors Ltd.	1,000	5,658
ITOCHU Corp.	1,400	15,999

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Japan Real Estate Investment Corp.	1	$8,871
Japan Retail Fund Investment Corp.	2	3,007
Japan Tobacco Inc.	4	21,349
JFE Holdings Inc.	400	8,653
JS Group Corp.	300	6,301
JSR Corp.	200	4,218
JTEKT Corp.	200	2,268
Jupiter Telecommunications Co. Ltd.	2	1,957
JX Holdings Inc.	2,100	13,232
Kajima Corp.	1,000	3,101
Kansai Electric Power Co. Inc. (The)	700	11,641
Kao Corp.	500	12,843
Kawasaki Heavy Industries Ltd.	1,000	3,150
KDDI Corp.	3	19,125
Kintetsu Corp.[b]	2,000	7,660
Kirin Holdings Co. Ltd.	2,000	23,622
Kobe Steel Ltd.	3,000	5,226
Komatsu Ltd.	800	23,939
Konami Corp.	100	2,760
Konica Minolta Holdings Inc.	500	4,238
Kubota Corp.	1,000	9,884
Kuraray Co. Ltd.	400	5,792
Kurita Water Industries Ltd.	100	2,581
Kyocera Corp.	100	8,883
Kyushu Electric Power Co. Inc.	300	4,429
Makita Corp.	100	4,176
Marubeni Corp.	1,000	7,178
Marui Group Co. Ltd.	200	1,636
Mazda Motor Corp.[a]	1,000	1,656
Medipal Holdings Corp.	200	2,414
Mitsubishi Chemical Holdings Corp.	1,000	5,782
Mitsubishi Corp.	1,200	29,518
Mitsubishi Electric Corp.	2,000	18,013
Mitsubishi Estate Co. Ltd.	1,000	18,162
Mitsubishi Heavy Industries Ltd.	3,000	14,122
Mitsubishi Materials Corp.	1,000	3,237
Mitsubishi Motors Corp.[a]	3,000	3,595
Mitsubishi Tanabe Pharma Corp.	300	4,114
Mitsubishi UFJ Financial Group Inc.	11,200	58,117
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	2,144
Mitsui & Co. Ltd.	1,500	25,927
Mitsui Chemicals Inc.	1,000	3,435
Mitsui Fudosan Co. Ltd.	1,000	19,051

Security	Shares	Value

Mitsui O.S.K. Lines Ltd.	1,000	$4,571
Mizuho Financial Group Inc.	20,000	33,605
MS&AD Insurance Group Holdings Inc.	500	10,767
Murata Manufacturing Co. Ltd.	200	11,972
Nabtesco Corp.	100	2,340
Namco Bandai Holdings Inc.	200	2,805
NHK Spring Co. Ltd.	200	2,071
Nidec Corp.	100	9,488
Nikon Corp.	300	8,158
Nintendo Co. Ltd.	100	14,826
Nippon Express Co. Ltd.	1,000	3,941
Nippon Paper Group Inc.	100	2,153
Nippon Sheet Glass Co. Ltd.	1,000	1,680
Nippon Steel Corp.	5,000	14,455
Nippon Telegraph and Telephone Corp.	400	18,952
Nippon Yusen K.K.	1,000	2,990
Nissan Motor Co. Ltd.	2,200	22,614
Nissin Foods Holdings Co. Ltd.	100	3,768
Nitori Holdings Co. Ltd.	50	4,244
Nitto Denko Corp.	100	4,126
NKSJ Holdings Inc.	300	7,064
NOK Corp.	100	2,006
Nomura Holdings Inc.	3,300	15,289
Nomura Real Estate Holdings Inc.	100	1,740
Nomura Research Institute Ltd.	100	2,388
NTN Corp.	1,000	4,374
NTT Data Corp.	1	3,384
NTT DoCoMo Inc.	14	24,008
NTT Urban Development Corp.	3	2,417
Obayashi Corp.	1,000	4,534
Odakyu Electric Railway Co. Ltd.	1,000	9,587
Oji Paper Co. Ltd.	1,000	4,991
Olympus Corp.	200	3,358
Omron Corp.	200	4,448
Ono Pharmaceutical Co. Ltd.	200	10,971
ORIX Corp.	100	9,674
Osaka Gas Co. Ltd.	2,000	7,709
Otsuka Holdings Co. Ltd.	300	8,462
Panasonic Corp.	2,000	18,755
Rakuten Inc.	6	5,990
Resona Holdings Inc.	1,600	7,690
Ricoh Co. Ltd.	1,000	9,229
Rohm Co. Ltd.	100	5,053

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Sankyo Co. Ltd.	100	$4,831
Santen Pharmaceutical Co. Ltd.	100	3,972
SBI Holdings Inc.	21	2,037
Secom Co. Ltd.	200	9,526
Sega Sammy Holdings Inc.	200	3,808
Seiko Epson Corp.	200	2,718
Sekisui House Ltd.	1,000	9,513
Seven & I Holdings Co. Ltd.	600	16,649
Seven Bank Ltd.	1,000	2,199
Sharp Corp.	1,000	7,067
Shikoku Electric Power Co. Inc.	100	2,765
Shimano Inc.	100	5,819
Shin-Etsu Chemical Co. Ltd.	400	21,522
Shinsei Bank Ltd.	2,000	2,594
Shionogi & Co. Ltd.	200	2,780
Shiseido Co. Ltd.	300	5,230
Shizuoka Bank Ltd. (The)	1,000	10,205
Showa Denko K.K.	2,000	4,547
Showa Shell Sekiyu K.K.	300	2,031
SoftBank Corp.	800	23,929
Sojitz Corp.	1,100	2,052
Sony Corp.	900	19,314
Sony Financial Holdings Inc.	200	3,674
Stanley Electric Co. Ltd.	200	3,403
Sumco Corp.[a]	200	2,160
Sumitomo Chemical Co. Ltd.	1,000	4,349
Sumitomo Corp.	1,000	14,888
Sumitomo Electric Industries Ltd.	700	9,141
Sumitomo Heavy Industries Ltd.	1,000	5,523
Sumitomo Metal Industries Ltd.	3,000	6,264
Sumitomo Mitsui Financial Group Inc.	1,200	40,875
Sumitomo Mitsui Trust Holdings Inc.	2,000	6,968
Sumitomo Rubber Industries Inc.	200	2,528
Suzuken Co. Ltd.	100	2,959
Suzuki Motor Corp.	300	7,142
Sysmex Corp.	100	3,613
T&D Holdings Inc.	600	7,035
Taisei Corp.	1,000	2,656
Takeda Pharmaceutical Co. Ltd.	700	31,740
TDK Corp.	100	5,238
Teijin Ltd.	1,000	3,360
Terumo Corp.	200	9,674
THK Co. Ltd.	100	2,126

Security	Shares	Value

Tobu Railway Co. Ltd.	1,000	$5,226
Toho Co. Ltd.	200	3,551
Tohoku Electric Power Co. Inc.	400	4,724
Tokio Marine Holdings Inc.	700	19,416
Tokyo Electric Power Co. Inc. (The)[a]	1,200	3,336
Tokyo Electron Ltd.	200	11,144
Tokyo Gas Co. Ltd.	2,000	9,167
Tokyu Corp.	1,000	4,831
Tokyu Land Corp.	1,000	4,831
Toray Industries Inc.	1,000	7,141
Toshiba Corp.	4,000	17,593
Tosoh Corp.	1,000	2,953
Toyo Seikan Kaisha Ltd.	200	2,943
Toyota Boshoku Corp.	200	2,518
Toyota Industries Corp.	100	3,131
Toyota Motor Corp.	2,400	99,481
Toyota Tsusho Corp.	200	4,030
Trend Micro Inc.	100	2,933
Ube Industries Ltd.	1,000	2,903
Unicharm Corp.	100	5,195
Ushio Inc.	100	1,489
USS Co. Ltd.	30	2,950
West Japan Railway Co.	300	12,287
Yahoo! Japan Corp.	13	4,128
Yakult Honsha Co. Ltd.	100	3,104
Yamada Denki Co. Ltd.	70	4,558
Yamaha Corp.	200	1,920
Yamaha Motor Co. Ltd.	800	11,525
Yamato Holdings Co. Ltd.	400	6,336
Yamato Kogyo Co. Ltd.	100	3,160
Yokogawa Electric Corp.[a]	200	1,910

		1,967,792

NETHERLANDS — 1.03%
AEGON NVa	1,394	7,328
Akzo Nobel NV	202	11,504
ASML Holding NV	375	17,306
Corio NV	51	2,461
Delta Lloyd NV	90	1,676
Fugro NV CVA	61	4,498
Heineken Holding NV	103	4,616
Heineken NV	227	12,034
ING Groep NV CVA[a]	3,369	30,006

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Koninklijke Ahold NV	1,024	$14,219
Koninklijke DSM NV	135	7,540
Koninklijke KPN NV	1,303	14,179
Koninklijke Philips Electronics NV	888	18,715
Randstad Holding NV	106	4,027
Reed Elsevier NV	610	7,559
Royal Boskalis Westminster NV CVA	63	2,423
Royal Vopak NV	70	3,923
SBM Offshore NV	151	2,751
TNT Express NV	310	3,878
Unilever NV CVA	1,428	47,622
Wolters Kluwer NV	272	5,085

		223,350

NEW ZEALAND — 0.05%
Auckland International Airport Ltd.	872	1,768
Contact Energy Ltd.[a]	391	1,592
Fletcher Building Ltd.	528	2,912
SKYCITY Entertainment Group Ltd.	561	1,779
Telecom Corp. of New Zealand Ltd.	1,596	2,880

		10,931

NORWAY — 0.43%
Aker Solutions ASA	147	2,564
DNB ASA	861	11,116
Gjensidige Forsikring ASA	174	2,095
Norsk Hydro ASA	818	4,945
Orkla ASA	684	5,721
Seadrill Ltd.	292	12,173
Statoil ASA	979	28,184
Subsea 7 SAa	251	6,065
Telenor ASA	638	11,858
Yara International ASA	163	8,039

		92,760

PORTUGAL — 0.09%
Banco Espirito Santo SA Registered	926	2,055
CIMPOR-Cimentos de Portugal SGPS SA	221	1,504
EDP Renovaveis SAa	263	1,376
Energias de Portugal SA	1,619	4,743
Galp Energia SGPS SA Class B	202	3,537
Jeronimo Martins SGPS SAa	189	3,504
Portugal Telecom SGPS SA Registered	509	2,643

		19,362

Security	Shares	Value

SINGAPORE — 0.77%
Ascendas Real Estate Investment Trust	2,000	$3,304
CapitaLand Ltd.	2,000	4,940
CapitaMall Trust Management Ltd.	3,000	4,331
CapitaMalls Asia Ltd.	2,000	2,470
ComfortDelGro Corp. Ltd.	2,000	2,454
COSCO Corp. (Singapore) Ltd.	3,000	2,899
DBS Group Holdings Ltd.	2,000	22,776
Fraser and Neave Ltd.	1,000	5,365
Genting Singapore PLC[a]	6,000	7,771
Global Logistic Properties Ltd.[a]	2,000	3,497
Golden Agri-Resources Ltd.	6,000	3,513
Hutchison Port Holdings Trust	4,000	3,180
Keppel Corp. Ltd.	1,000	8,862
Neptune Orient Lines Ltd.	2,000	2,149
Noble Group Ltd.	4,000	4,555
Olam International Ltd.	1,000	1,909
Oversea-Chinese Banking Corp. Ltd.	2,000	14,403
SembCorp Industries Ltd.	2,000	8,485
SembCorp Marine Ltd.	1,000	4,290
Singapore Exchange Ltd.	1,000	5,782
Singapore Technologies Engineering Ltd.	1,000	2,550
Singapore Telecommunications Ltd.	7,000	17,795
United Overseas Bank Ltd.	1,000	14,475
UOL Group Ltd.	1,000	3,761
Wilmar International Ltd.	2,000	8,196
Yangzijiang Shipbuilding (Holdings) Ltd.	3,000	3,272

		166,984

SPAIN — 1.29%
Abertis Infraestructuras SA	342	5,867
Acciona SA	20	1,580
Acerinox SA	112	1,605
Actividades de Construcciones y Servicios SA	124	3,705
Amadeus IT Holding SA Class A	271	5,184
Banco Bilbao Vizcaya Argentaria SA	4,010	36,096
Banco de Sabadell SA	939	3,052
Banco Popular Espanol SA	827	3,408
Banco Santander SA	7,547	62,865
Bankia SAa	727	2,953
Bankinter SA	259	1,608
CaixaBank	646	3,060

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Distribuidora Internacional de Alimentacion SAa	504	$2,474
Enagas SA	144	2,966
Ferrovial SA	314	3,990
Fomento de Construcciones y Contratas SA	56	1,425
Gas Natural SDG SA	303	5,148
Grifols SAa	120	2,504
Iberdrola SA	3,359	19,959
Indra Sistemas SA	105	1,341
Industria de Diseno Textil SA	191	17,709
International Consolidated Airlines Group SAa	908	2,390
Mapfre SA	639	2,206
Red Electrica Corporacion SA	91	4,613
Repsol YPF SA	701	18,351
Telefonica SA	3,597	61,638
Zardoya Otis SA	134	1,814

		279,511

SWEDEN — 1.38%
Alfa Laval AB	294	6,076
Assa Abloy AB Class B	279	8,528
Atlas Copco AB Class A	691	18,137
Atlas Copco AB Class B	231	5,389
Boliden AB	241	4,248
Electrolux AB Class B	198	4,375
Getinge AB Class B	157	4,515
Hennes & Mauritz AB Class B	896	32,402
Hexagon AB Class B	223	4,510
Holmen AB Class B	55	1,608
Husqvarna AB Class B	389	2,356
Investment AB Kinnevik Class B	176	4,036
Investor AB Class B	397	8,893
Lundin Petroleum ABa	195	4,579
Millicom International Cellular SA SDR	65	7,330
Modern Times Group MTG AB Class B	44	2,165
Nordea Bank AB	2,302	22,335
Ratos AB Class B	168	2,189
Sandvik AB	893	13,730
Scania AB Class B	285	5,747
Securitas AB Class B	269	2,602
Skandinaviska Enskilda Banken AB Class A	1,241	9,344
Skanska AB Class B	349	6,406

Security	Shares	Value

SKF AB Class B	345	$8,777
SSAB AB Class A	162	1,708
Svenska Cellulosa AB Class B	493	8,862
Svenska Handelsbanken AB Class A	429	14,496
Swedbank AB Class A	693	11,930
Swedish Match AB	186	7,148
Tele2 AB Class B	270	5,531
Telefonaktiebolaget LM Ericsson Class B	2,637	26,648
TeliaSonera AB	1,910	14,024
Volvo AB Class B	1,221	17,928

		298,552

SWITZERLAND — 3.56%
ABB Ltd. Registered[a]	1,929	39,657
Actelion Ltd. Registered[a]	98	3,711
Adecco SA Registered[a]	113	5,687
Aryzta AGa	64	3,190
Baloise Holding AG Registered	35	2,766
Barry Callebaut AG Registered[a]	2	1,967
Compagnie Financiere Richemont SA Class A Bearer	459	28,304
Credit Suisse Group AG Registered[a]	1,003	27,067
GAM Holding AGa	173	2,295
Geberit AG Registered[a]	36	7,761
Givaudan SA Registered[a]	9	8,537
Holcim Ltd. Registered[a]	211	13,819
Julius Baer Group Ltd.[a]	182	7,162
Kuehne & Nagel International AG Registered	47	6,214
Lindt & Spruengli AG Participation Certificates	2	6,161
Lonza Group AG Registered[a]	38	1,983
Nestle SA Registered	2,893	177,591
Novartis AG Registered	2,027	110,907
Pargesa Holding SA Bearer	24	1,789
Partners Group Holding AG	13	2,432
Roche Holding AG Genusschein	616	107,698
Schindler Holding AG Participation Certificates	42	5,198
Schindler Holding AG Registered	20	2,442
SGS SA Registered	6	11,289
Sika AG Bearer	2	4,374
Sonova Holding AG Registered[a]	41	4,597
Sulzer AG Registered	22	3,172
Swatch Group AG (The) Bearer	29	13,205

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Swatch Group AG (The) Registered	26	$2,075
Swiss Life Holding AG Registered[a]	26	3,010
Swiss Re AGa	304	18,121
Swisscom AG Registered	19	7,601
Syngenta AG Registered[a]	83	27,180
Synthes Inc.[c]	57	9,909
Transocean Ltd.	303	16,219
UBS AG Registered[a]	3,200	44,935
Zurich Financial Services AG Registered[a]	128	32,368

		772,393

UNITED KINGDOM — 9.61%
3i Group PLC	840	2,543
Admiral Group PLC	190	3,269
Aggreko PLC	230	8,131
AMEC PLC	290	5,124
Anglo American PLC	1,167	49,393
Antofagasta PLC	354	7,521
ARM Holdings PLC	1,176	10,699
Associated British Foods PLC	306	5,856
AstraZeneca PLC	1,152	51,665
Aviva PLC	2,507	14,750
Babcock International Group PLC	310	3,729
BAE Systems PLC	2,934	14,656
Balfour Beatty PLC	588	2,610
Barclays PLC	10,147	39,713
BG Group PLC	2,965	71,875
BHP Billiton PLC	1,862	60,604
BP PLC	16,603	130,597
British American Tobacco PLC	1,738	88,205
British Land Co. PLC	730	5,484
British Sky Broadcasting Group PLC	1,014	10,853
BT Group PLC	6,814	23,403
Bunzl PLC	283	4,349
Burberry Group PLC	382	8,616
Capita PLC	509	6,236
Capital Shopping Centres Group PLC	468	2,487
Carnival PLC	161	4,753
Centrica PLC	4,520	21,950
Cobham PLC	954	2,856
Compass Group PLC	1,657	16,676
Diageo PLC	2,149	51,614
Essar Energy PLC[a]	396	664

Security	Shares	Value

Eurasian Natural Resources Corp.	224	$2,507
Experian PLC	886	13,382
Fresnillo PLC	162	4,922
G4S PLC	1,249	5,770
GKN PLC	1,255	4,387
GlaxoSmithKline PLC	4,462	98,863
Glencore International PLC	722	4,983
Hammerson PLC	602	3,768
HSBC Holdings PLC	15,615	138,515
ICAP PLC	484	2,975
Imperial Tobacco Group PLC	896	35,654
Inmarsat PLC	387	2,965
InterContinental Hotels Group PLC	256	5,864
International Power PLC	1,329	7,343
Intertek Group PLC	137	5,066
Invensys PLC	711	2,364
Investec PLC	344	2,198
ITV PLC	3,296	4,525
J Sainsbury PLC	981	4,675
Johnson Matthey PLC	187	6,895
Kazakhmys PLC	187	3,313
Kingfisher PLC	2,074	9,416
Land Securities Group PLC	673	7,257
Legal & General Group PLC	5,109	9,859
Lloyds Banking Group PLC[a]	36,111	20,152
London Stock Exchange Group PLC	122	1,758
Lonmin PLC	138	2,432
Man Group PLC	1,651	3,452
Marks & Spencer Group PLC	1,385	8,031
Meggitt PLC	675	4,166
National Grid PLC	3,063	31,388
Next PLC	156	6,905
Old Mutual PLC	4,536	11,528
Pearson PLC	720	13,790
Petrofac Ltd.	224	5,693
Prudential PLC	2,219	25,256
Randgold Resources Ltd.	81	9,316
Reckitt Benckiser Group PLC	544	30,242
Reed Elsevier PLC	1,088	9,568
Resolution Ltd.	1,231	5,290
Rexam PLC	755	5,006
Rio Tinto PLC	1,231	70,478
Rolls-Royce Holdings PLC[a]	1,645	21,390

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Royal Bank of Scotland Group PLC[a]	15,533	$6,928
Royal Dutch Shell PLC Class A	3,195	116,700
Royal Dutch Shell PLC Class B	2,334	86,854
RSA Insurance Group PLC	3,024	5,280
SABMiller PLC	831	33,818
Sage Group PLC (The)	1,166	5,785
Schroders PLC	97	2,396
SEGRO PLC	640	2,403
Serco Group PLC	424	3,759
Severn Trent PLC	197	4,956
Shire PLC	493	17,310
Smith & Nephew PLC	714	7,049
Smiths Group PLC	342	5,944
SSE PLC	808	16,651
Standard Chartered PLC	2,083	53,822
Standard Life PLC	2,025	7,521
Tate & Lyle PLC	407	4,535
Tesco PLC	7,018	35,438
TUI Travel PLC	588	1,860
Tullow Oil PLC	797	18,779
Unilever PLC	1,124	36,467
United Utilities Group PLC	598	5,841
Vedanta Resources PLC	105	2,415
Vodafone Group PLC	44,527	120,458
Weir Group PLC (The)	184	6,190
Whitbread PLC	154	4,175
Wm Morrison Supermarkets PLC	2,017	9,344
Wolseley PLC	249	9,690
WPP PLC	1,114	14,299
Xstrata PLC	1,841	35,291

		2,086,146

UNITED STATES — 52.02%
3M Co.	592	51,859
Abbott Laboratories	1,368	77,442
Abercrombie & Fitch Co. Class A	78	3,572
Accenture PLC Class A	565	33,640
ACE Ltd.	298	21,370
Activision Blizzard Inc.	438	5,234
Adobe Systems Inc.[a]	434	14,274
Advance Auto Parts Inc.	69	5,891
Advanced Micro Devices Inc.[a]	491	3,609
AES Corp. (The)[a]	576	7,811

Security	Shares	Value

Aetna Inc.	328	$15,337
Aflac Inc.	411	19,420
AGCO Corp.[a]	86	4,440
Agilent Technologies Inc.[a]	297	12,955
Air Products and Chemicals Inc.	187	16,875
Airgas Inc.	63	5,187
Akamai Technologies Inc.[a]	163	5,868
Alcoa Inc.	918	9,336
Alexion Pharmaceuticals Inc.[a]	163	13,648
Allegheny Technologies Inc.	89	3,904
Allergan Inc.	270	24,189
Alliance Data Systems Corp.[a]	45	5,461
Alliant Energy Corp.	97	4,136
Allstate Corp. (The)	453	14,238
Alpha Natural Resources Inc.[a]	194	3,601
Altera Corp.	279	10,728
Altria Group Inc.	1,820	54,782
Amazon.com Inc.[a]	319	57,321
Ameren Corp.	213	6,831
American Electric Power Co. Inc.	424	15,947
American Express Co.	935	49,452
American International Group Inc.[a]	414	12,097
American Tower Corp.	23	1,439
American Water Works Co. Inc.	153	5,245
Ameriprise Financial Inc.	201	11,208
AmerisourceBergen Corp.	240	8,964
AMETEK Inc.	141	6,712
Amgen Inc.	814	55,311
Amphenol Corp. Class A	149	8,338
Anadarko Petroleum Corp.	436	36,676
Analog Devices Inc.	260	10,195
Annaly Capital Management Inc.	856	14,227
Aon Corp.	258	12,077
Apache Corp.	337	36,372
Apollo Group Inc. Class Aa	110	4,690
Apple Inc.[a]	813	441,004
Applied Materials Inc.	1,132	13,856
Arch Capital Group Ltd.[a]	116	4,298
Arch Coal Inc.	186	2,524
Archer-Daniels-Midland Co.	592	18,470
Arrow Electronics Inc.[a]	99	3,975
Assurant Inc.	83	3,525
AT&T Inc.	5,194	158,884

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Autodesk Inc.[a]	200	$7,570
Autoliv Inc.	78	5,195
Automatic Data Processing Inc.	431	23,412
AutoZone Inc.[a]	24	8,988
Avago Technologies Ltd.	200	7,522
AvalonBay Communities Inc.	84	10,892
Avery Dennison Corp.	88	2,684
Avnet Inc.[a]	133	4,753
Avon Products Inc.	374	6,990
Axis Capital Holdings Ltd.	107	3,301
Baker Hughes Inc.	384	19,308
Ball Corp.	133	5,331
Bank of America Corp.	8,862	70,630
Bank of New York Mellon Corp. (The)	1,076	23,790
Baxter International Inc.	498	28,949
BB&T Corp.	607	17,755
Beam Inc.	122	6,720
Becton, Dickinson and Co.	195	14,863
Bed Bath & Beyond Inc.[a]	221	13,203
Berkshire Hathaway Inc. Class Ba	795	62,368
Best Buy Co. Inc.	279	6,891
Biogen Idec Inc.[a]	203	23,643
BlackRock Inc.[d]	81	16,119
BMC Software Inc.[a]	154	5,766
Boeing Co. (The)	617	46,244
BorgWarner Inc.[a]	96	7,953
Boston Properties Inc.	132	13,405
Boston Scientific Corp.[a]	1,318	8,198
Bristol-Myers Squibb Co.	1,496	48,126
Broadcom Corp. Class Aa	420	15,603
Brown-Forman Corp. Class B NVS	70	5,716
Bunge Ltd.	130	8,752
C.H. Robinson Worldwide Inc.	149	9,859
C.R. Bard Inc.	76	7,115
CA Inc.	352	9,515
Cablevision NY Group Class A	178	2,533
Cabot Oil & Gas Corp.	184	6,418
Calpine Corp.[a]	280	4,287
Cameron International Corp.[a]	216	12,033
Campbell Soup Co.	142	4,731
Capital One Financial Corp.	394	19,936
Cardinal Health Inc.	302	12,548
CareFusion Corp.[a]	193	4,981

Security	Shares	Value

CarMax Inc.[a]	198	$6,077
Carnival Corp.	398	12,055
Caterpillar Inc.	565	64,529
CBRE Group Inc. Class Aa	254	4,656
CBS Corp. Class B NVS	551	16,475
Celanese Corp. Series A	136	6,470
Celgene Corp.[a]	403	29,550
CenterPoint Energy Inc.	349	6,802
CenturyLink Inc.	540	21,735
Cerner Corp.[a]	126	9,303
CF Industries Holdings Inc.	63	11,718
Charles Schwab Corp. (The)	934	12,964
Chesapeake Energy Corp.	578	14,450
Chevron Corp.	1,757	191,724
Chipotle Mexican Grill Inc.[a]	31	12,097
Chubb Corp. (The)	253	17,194
Church & Dwight Co. Inc.	126	6,015
Cigna Corp.	251	11,072
Cimarex Energy Co.	76	6,131
Cincinnati Financial Corp.	137	4,818
Cintas Corp.	102	3,933
Cisco Systems Inc.	4,822	95,861
CIT Group Inc.[a]	200	8,142
Citigroup Inc.	2,556	85,166
Citrix Systems Inc.[a]	166	12,407
Cliffs Natural Resources Inc.	130	8,252
Clorox Co. (The)	109	7,369
CME Group Inc.	57	16,501
Coach Inc.	253	18,935
Coca-Cola Co. (The)	1,812	126,586
Coca-Cola Enterprises Inc.	278	8,034
Cognizant Technology Solutions Corp. Class Aa	268	19,015
Colgate-Palmolive Co.	429	39,974
Comcast Corp. Class A	1,962	57,644
Comcast Corp. Class A Special	431	12,322
Comerica Inc.	167	4,958
Computer Sciences Corp.	128	4,065
ConAgra Foods Inc.	362	9,502
Concho Resources Inc.[a]	87	9,295
ConocoPhillips	1,144	87,573
CONSOL Energy Inc.	199	7,128
Consolidated Edison Inc.	258	14,990

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Constellation Brands Inc. Class Aa	165	$3,604
Constellation Energy Group Inc.	169	6,128
Continental Resources Inc.[a]	41	3,718
Cooper Industries PLC	145	8,877
Corning Inc.	1,371	17,878
Costco Wholesale Corp.	388	33,391
Covance Inc.[a]	54	2,577
Coventry Health Care Inc.[a]	130	4,250
Covidien PLC	432	22,572
Cree Inc.[a]	96	2,908
Crown Castle International Corp.[a]	255	13,212
Crown Holdings Inc.[a]	133	4,917
CSX Corp.	956	20,086
Cummins Inc.	163	19,653
CVS Caremark Corp.	1,181	53,263
D.R. Horton Inc.	244	3,499
Danaher Corp.	514	27,155
Darden Restaurants Inc.	121	6,170
DaVita Inc.[a]	82	7,097
Deere & Co.	364	30,187
Dell Inc.[a]	1,436	24,843
Delta Air Lines Inc.[a]	206	2,021
Denbury Resources Inc.[a]	350	6,968
DENTSPLY International Inc.	125	4,835
Devon Energy Corp.	347	25,439
Diamond Offshore Drilling Inc.	63	4,314
Digital Realty Trust Inc.	86	6,235
DIRECTV Class Aa	650	30,108
Discover Financial Services	480	14,405
Discovery Communications Inc. Series Aa	112	5,225
Discovery Communications Inc. Series Ca	121	5,259
DISH Network Corp. Class A	184	5,367
Dolby Laboratories Inc. Class Aa	47	1,789
Dollar General Corp.[a]	200	8,412
Dollar Tree Inc.[a]	115	10,179
Dominion Resources Inc.	499	25,185
Dover Corp.	165	10,563
Dow Chemical Co. (The)	1,035	34,683
Dr Pepper Snapple Group Inc.	182	6,925
DTE Energy Co.	150	8,098
Duke Energy Corp.	1,163	24,330
Duke Realty Corp.	215	2,984
Dun & Bradstreet Corp. (The)	44	3,637

Security	Shares	Value

E.I. du Pont de Nemours and Co.	819	$41,646
Eastman Chemical Co.	124	6,712
Eaton Corp.	285	14,874
Eaton Vance Corp.	94	2,708
eBay Inc.[a]	1,019	36,419
Ecolab Inc.	264	15,840
Edison International	274	11,472
Edwards Lifesciences Corp.[a]	101	7,386
El Paso Corp.	678	18,855
Electronic Arts Inc.[a]	289	4,719
Eli Lilly and Co.	915	35,905
EMC Corp.[a]	1,808	50,064
Emerson Electric Co.	654	32,903
Energen Corp.	63	3,353
Energizer Holdings Inc.[a]	61	4,663
Entergy Corp.	157	10,461
EOG Resources Inc.	236	26,871
EQT Corp.	124	6,574
Equifax Inc.	110	4,624
Equity Residential	270	15,360
Estee Lauder Companies Inc. (The) Class A	210	12,293
Everest Re Group Ltd.	50	4,393
Exelon Corp.	581	22,700
Expeditors International of Washington Inc.	184	8,028
Express Scripts Inc.[a]	408	21,759
Exxon Mobil Corp.	4,265	368,922
F5 Networks Inc.[a]	72	8,997
Family Dollar Stores Inc.	106	5,723
Fastenal Co.	248	13,065
Federal Realty Investment Trust	55	5,244
FedEx Corp.	264	23,757
Fidelity National Financial Inc. Class A	183	3,159
Fidelity National Information Services Inc.	212	6,727
Fifth Third Bancorp	788	10,725
First Solar Inc.[a]	49	1,583
FirstEnergy Corp.	368	16,299
Fiserv Inc.[a]	124	8,221
Flextronics International Ltd.[a]	632	4,456
FLIR Systems Inc.	139	3,638
Flowserve Corp.	49	5,810
Fluor Corp.	154	9,314
FMC Corp.	65	6,433
FMC Technologies Inc.[a]	213	10,742

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Ford Motor Co.	3,092	$38,279
Forest Laboratories Inc.[a]	239	7,772
Fossil Inc.[a]	48	5,855
Franklin Resources Inc.	137	16,151
Freeport-McMoRan Copper & Gold Inc.	839	35,708
Frontier Communications Corp.	811	3,722
GameStop Corp. Class A	124	2,825
Gap Inc. (The)	337	7,872
Garmin Ltd.	100	4,719
General Dynamics Corp.	268	19,626
General Electric Co.	9,288	176,936
General Growth Properties Inc.	380	6,183
General Mills Inc.	577	22,105
General Motors Co.[a]	682	17,746
Genuine Parts Co.	140	8,775
Genworth Financial Inc. Class Aa	422	3,836
Gilead Sciences Inc.[a]	679	30,894
Goldman Sachs Group Inc. (The)	422	48,589
Goodrich Corp.	113	14,235
Goodyear Tire & Rubber Co. (The)[a]	213	2,739
Google Inc. Class Aa	223	137,870
Green Mountain Coffee Roasters Inc.[a]	114	7,407
H&R Block Inc.	264	4,303
H.J. Heinz Co.	282	14,864
Halliburton Co.	807	29,528
Harley-Davidson Inc.	207	9,642
Harris Corp.	105	4,581
Hartford Financial Services Group Inc. (The)	369	7,642
Hasbro Inc.	105	3,709
HCA Holdings Inc.	152	4,054
HCP Inc.	359	14,180
Health Care REIT Inc.	168	9,146
Helmerich & Payne Inc.	96	5,885
Henry Schein Inc.[a]	77	5,700
Herbalife Ltd.	104	6,886
Hershey Co. (The)	146	8,862
Hertz Global Holdings Inc.[a]	234	3,346
Hess Corp.	269	17,463
Hewlett-Packard Co.	1,816	45,963
HollyFrontier Corp.	181	5,906
Hologic Inc.[a]	225	4,664
Home Depot Inc. (The)	1,375	65,409
Honeywell International Inc.	652	38,840

Security	Shares	Value

Hormel Foods Corp.	126	$3,587
Hospira Inc.[a]	144	5,129
Host Hotels & Resorts Inc.	616	9,720
Hudson City Bancorp Inc.	392	2,685
Humana Inc.	146	12,717
IHS Inc. Class Aa	37	3,499
Illinois Tool Works Inc.	388	21,608
Illumina Inc.[a]	109	5,586
Ingersoll-Rand PLC	291	11,605
Integrys Energy Group Inc.	71	3,694
Intel Corp.	4,595	123,514
IntercontinentalExchange Inc.[a]	65	8,967
International Business Machines Corp.	1,046	205,780
International Flavors & Fragrances Inc.	72	4,106
International Game Technology	265	3,980
International Paper Co.	364	12,795
Interpublic Group of Companies Inc. (The)	417	4,887
Intuit Inc.	254	14,691
Intuitive Surgical Inc.[a]	35	17,907
Invesco Ltd.	377	9,338
Iron Mountain Inc.	163	5,061
J.B. Hunt Transport Services Inc.	88	4,506
J.C. Penney Co. Inc.	143	5,663
J.M. Smucker Co. (The)	100	7,532
J.P. Morgan Chase & Co.	3,417	134,083
Jacobs Engineering Group Inc.[a]	112	5,177
Johnson & Johnson	2,404	156,452
Johnson Controls Inc.	595	19,415
Joy Global Inc.	92	8,000
Juniper Networks Inc.[a]	461	10,492
Kansas City Southern Industries Inc.[a]	98	6,819
KBR Inc.	133	4,831
Kellogg Co.	224	11,726
KeyCorp	811	6,569
Kimberly-Clark Corp.	337	24,561
Kimco Realty Corp.	350	6,433
Kinder Morgan Inc.	96	3,383
Kinder Morgan Management LLC[a]	77	6,173
KLA-Tencor Corp.	148	7,163
Kohl’s Corp.	237	11,774
Kraft Foods Inc. Class A	1,477	56,229
Kroger Co. (The)	505	12,014
L-3 Communications Holdings Inc.	94	6,603

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Laboratory Corp. of America Holdings[a]	88	$7,910
Lam Research Corp.[a]	107	4,462
Las Vegas Sands Corp.[a]	321	17,851
Legg Mason Inc.	122	3,342
Leggett & Platt Inc.	120	2,716
Leucadia National Corp.	179	5,100
Liberty Global Inc. Series Aa	132	6,624
Liberty Global Inc. Series Ca	95	4,555
Liberty Interactive Corp. Series Aa	497	9,324
Liberty Media Corp. Series Aa	96	8,629
Liberty Property Trust	101	3,426
Life Technologies Corp.[a]	158	7,475
Limited Brands Inc.	227	10,562
Lincoln National Corp.	251	6,235
Linear Technology Corp.	196	6,562
Lockheed Martin Corp.	254	22,456
Loews Corp.	286	11,194
Lorillard Inc.	119	15,599
Lowe’s Companies Inc.	1,109	31,473
LSI Corp.[a]	482	4,145
Lululemon Athletica Inc.[a]	90	6,032
LyondellBasell Industries NV Class A	252	10,881
M&T Bank Corp.	99	8,080
Macerich Co. (The)	115	6,209
Macy’s Inc.	383	14,543
Manpower Inc.	72	3,101
Marathon Oil Corp.	632	21,418
Marathon Petroleum Corp.	312	12,964
Marriott International Inc. Class A	244	8,608
Marsh & McLennan Companies Inc.	475	14,820
Martin Marietta Materials Inc.	41	3,521
Marvell Technology Group Ltd.[a]	448	6,720
Masco Corp.	309	3,671
MasterCard Inc. Class A	95	39,900
Mattel Inc.	297	9,635
Maxim Integrated Products Inc.	253	7,056
McCormick & Co. Inc. NVS	105	5,297
McDonald’s Corp.	906	89,948
McGraw-Hill Companies Inc. (The)	265	12,333
McKesson Corp.	218	18,205
MDU Resources Group Inc.	163	3,537
Mead Johnson Nutrition Co. Class A	186	14,461
MeadWestvaco Corp.	148	4,481

Security	Shares	Value

Medco Health Solutions Inc.[a]	339	$22,913
Medtronic Inc.	927	35,337
Merck & Co. Inc.	2,705	103,250
MetLife Inc.	926	35,697
MetroPCS Communications Inc.[a]	217	2,235
MGM Resorts International[a]	291	4,007
Microchip Technology Inc.	165	5,952
Micron Technology Inc.[a]	779	6,660
Microsoft Corp.	6,609	209,770
Mohawk Industries Inc.[a]	50	3,176
Molson Coors Brewing Co. Class B NVS	142	6,239
Monsanto Co.	469	36,291
Monster Beverage Corp.[a]	134	7,663
Moody’s Corp.	179	6,911
Morgan Stanley	1,231	22,823
Mosaic Co. (The)	269	15,535
Motorola Mobility Holdings Inc.[a]	249	9,885
Motorola Solutions Inc.	271	13,496
Murphy Oil Corp.	162	10,358
Mylan Inc.[a]	373	8,743
Nabors Industries Ltd.[a]	252	5,489
NASDAQ OMX Group Inc. (The)[a]	105	2,766
National Oilwell Varco Inc.	372	30,701
NetApp Inc.[a]	324	13,932
Netflix Inc.[a]	46	5,094
New York Community Bancorp Inc.	349	4,540
Newell Rubbermaid Inc.	249	4,557
Newfield Exploration Co.[a]	118	4,248
Newmont Mining Corp.	437	25,958
News Corp. Class A NVS	1,591	31,613
News Corp. Class B	391	7,933
NextEra Energy Inc.	353	21,007
Nielsen Holdings NVa	81	2,389
NII Holdings Inc.[a]	148	2,646
Nike Inc. Class B	315	33,995
NiSource Inc.	244	5,856
Noble Corp.[a]	229	9,201
Noble Energy Inc.	155	15,136
Nordstrom Inc.	157	8,418
Norfolk Southern Corp.	305	21,014
Northeast Utilities	157	5,636
Northern Trust Corp.	190	8,438
Northrop Grumman Corp.	234	13,996

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

NRG Energy Inc.[a]	207	$3,540
NSTAR	92	4,315
Nuance Communications Inc.[a]	214	5,547
Nucor Corp.	276	12,014
NVIDIA Corp.[a]	525	7,954
NYSE Euronext Inc.	229	6,817
O’Reilly Automotive Inc.[a]	126	10,899
Occidental Petroleum Corp.	713	74,416
Omnicare Inc.	90	3,166
Omnicom Group Inc.	249	12,311
ONEOK Inc.	87	7,190
Oracle Corp.	3,547	103,821
Owens-Illinois Inc.[a]	144	3,442
PACCAR Inc.	291	13,389
Pall Corp.	105	6,662
Parker Hannifin Corp.	138	12,394
PartnerRe Ltd.	58	3,680
Patterson Companies Inc.	82	2,617
Paychex Inc.	287	8,983
Peabody Energy Corp.	239	8,336
Pentair Inc.	87	3,350
People’s United Financial Inc.	308	3,878
Pepco Holdings Inc.	194	3,771
PepsiCo Inc.	1,390	87,487
Perrigo Co.	73	7,523
PetSmart Inc.	103	5,741
Pfizer Inc.	6,834	144,197
PG&E Corp.	352	14,671
Philip Morris International Inc.	1,543	128,871
Pinnacle West Capital Corp.	96	4,515
Pioneer Natural Resources Co.	93	10,197
Pitney Bowes Inc.	172	3,118
Plains Exploration & Production Co.[a]	123	5,421
Plum Creek Timber Co. Inc.	142	5,561
PNC Financial Services Group Inc. (The)[d]	461	27,439
PPG Industries Inc.	139	12,684
PPL Corp.	506	14,446
Praxair Inc.	266	28,994
Precision Castparts Corp.	126	21,096
Priceline.com Inc.[a]	45	28,216
Principal Financial Group Inc.	264	7,302
Procter & Gamble Co. (The)	2,410	162,723
Progress Energy Inc.	259	13,748

Security	Shares	Value

Progressive Corp. (The)	528	$11,310
Prologis Inc.	403	13,565
Prudential Financial Inc.	426	26,054
Public Service Enterprise Group Inc.	443	13,636
Public Storage	130	17,429
QEP Resources Inc.	155	5,292
QUALCOMM Inc.	1,472	91,529
Quanta Services Inc.[a]	182	3,804
Quest Diagnostics Inc.	139	8,069
Ralcorp Holdings Inc.[a]	51	3,805
Ralph Lauren Corp.	55	9,555
Range Resources Corp.	144	9,170
Rayonier Inc.	107	4,764
Raytheon Co.	311	15,712
Red Hat Inc.[a]	169	8,359
Regency Centers Corp.	81	3,466
Regions Financial Corp.	1,083	6,238
RenaissanceRe Holdings Ltd.	47	3,382
Republic Services Inc.	264	7,875
Reynolds American Inc.	306	12,831
Robert Half International Inc.	122	3,468
Rock-Tenn Co. Class A	63	4,441
Rockwell Automation Inc.	127	10,157
Rockwell Collins Inc.	136	8,063
Roper Industries Inc.	86	7,871
Ross Stores Inc.	105	5,600
Rowan Companies Inc.[a]	112	4,129
Royal Caribbean Cruises Ltd.	127	3,618
Safeway Inc.	307	6,585
SAIC Inc.[a]	225	2,750
Salesforce.com Inc.[a]	112	16,034
SanDisk Corp.[a]	209	10,337
Sara Lee Corp.	487	9,862
SBA Communications Corp. Class Aa	98	4,599
SCANA Corp.	107	4,815
Schlumberger Ltd.	1,184	91,890
Scripps Networks Interactive Inc. Class A	80	3,616
Seagate Technology PLC	367	9,637
Sealed Air Corp.	140	2,748
Sears Holdings Corp.[a]	39	2,717
SEI Investments Co.	125	2,469
Sempra Energy	197	11,670
Sherwin-Williams Co. (The)	83	8,561

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Sigma-Aldrich Corp.	108	$7,753
Simon Property Group Inc.	259	35,089
Sirius XM Radio Inc.[a]	3,256	7,359
SLM Corp.	424	6,682
Southern Co. (The)	752	33,231
Southwest Airlines Co.	179	1,607
Southwestern Energy Co.[a]	307	10,149
Spectra Energy Corp.	570	17,887
Sprint Nextel Corp.[a]	2,574	6,358
SPX Corp.	46	3,364
St. Jude Medical Inc.	288	12,131
Stanley Black & Decker Inc.	141	10,829
Staples Inc.	618	9,060
Starbucks Corp.	656	31,855
Starwood Hotels & Resorts Worldwide Inc.	172	9,271
State Street Corp.	441	18,623
Stericycle Inc.[a]	74	6,421
Stryker Corp.	255	13,678
Sunoco Inc.	107	4,133
SunTrust Banks Inc.	457	10,493
Symantec Corp.[a]	644	11,489
Synopsys Inc.[a]	125	3,809
Sysco Corp.	520	15,298
T. Rowe Price Group Inc.	226	13,919
Target Corp.	563	31,916
TD Ameritrade Holding Corp.	194	3,622
TE Connectivity Ltd.	380	13,889
Teradata Corp.[a]	152	10,116
Texas Instruments Inc.	1,008	33,617
Textron Inc.	235	6,465
Thermo Fisher Scientific Inc.[a]	335	18,968
Tiffany & Co.	106	6,891
Time Warner Cable Inc.	287	22,771
Time Warner Inc.	919	34,196
TJX Companies Inc. (The)	676	24,748
Toll Brothers Inc.[a]	129	3,026
Torchmark Corp.	93	4,505
Total System Services Inc.	141	3,085
Travelers Companies Inc. (The)	360	20,869
TRW Automotive Holdings Corp.[a]	85	3,888
Tyco International Ltd.	411	21,298
Tyson Foods Inc. Class A	267	5,049
U.S. Bancorp	1,675	49,245

Security	Shares	Value

Ultra Petroleum Corp.[a]	134	$3,345
Union Pacific Corp.	429	47,297
United Continental Holdings Inc.[a]	84	1,735
United Parcel Service Inc. Class B	642	49,363
United States Steel Corp.	125	3,403
United Technologies Corp.	758	63,573
UnitedHealth Group Inc.	943	52,572
Unum Group	262	6,039
Urban Outfitters Inc.[a]	112	3,180
URS Corp.[a]	71	3,099
Valero Energy Corp.	500	12,245
Varian Medical Systems Inc.[a]	103	6,721
Ventas Inc.	245	13,700
VeriSign Inc.	139	5,136
Verisk Analytics Inc. Class Aa	100	4,350
Verizon Communications Inc.	2,482	94,589
Vertex Pharmaceuticals Inc.[a]	184	7,161
VF Corp.	79	11,538
Viacom Inc. Class B NVS	461	21,953
Virgin Media Inc.	263	6,628
Visa Inc. Class A	457	53,181
VMware Inc. Class Aa	76	7,516
Vornado Realty Trust	147	12,014
Vulcan Materials Co.	114	5,080
W.R. Berkley Corp.	102	3,647
W.W. Grainger Inc.	55	11,425
Wal-Mart Stores Inc.	1,662	98,191
Walgreen Co.	794	26,329
Walt Disney Co. (The)	1,549	65,043
Walter Energy Inc.	57	3,695
Warner Chilcott PLC Class Aa	122	2,041
Waste Management Inc.	394	13,782
Waters Corp.[a]	80	7,168
Watson Pharmaceuticals Inc.[a]	118	6,882
Weatherford International Ltd.[a]	664	10,611
WellPoint Inc.	315	20,673
Wells Fargo & Co.	4,394	137,488
Western Digital Corp.[a]	204	8,007
Western Union Co.	546	9,539
Weyerhaeuser Co.	466	9,735
Whirlpool Corp.	67	5,063
Whiting Petroleum Corp.[a]	103	6,040
Whole Foods Market Inc.	133	10,738

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

February 29, 2012

Security	Shares	Value

Williams Companies Inc. (The)	519	$15,508
Willis Group Holdings PLC	146	5,238
Windstream Corp.	504	6,088
Wisconsin Energy Corp.	204	6,952
Wynn Resorts Ltd.	73	8,653
Xcel Energy Inc.	422	11,179
Xerox Corp.	1,213	9,983
Xilinx Inc.	233	8,605
XL Group PLC	259	5,387
Xylem Inc.	154	4,001
Yahoo! Inc.[a]	1,051	15,586
Yum! Brands Inc.	409	27,092
Zimmer Holdings Inc.[a]	154	9,355

		11,288,025

TOTAL COMMON STOCKS
(Cost: $20,076,837)		21,578,060

PREFERRED STOCKS — 0.22%

GERMANY — 0.22%
Bayerische Motoren Werke AG	40	2,382
Henkel AG & Co. KGaA	161	10,521
Porsche Automobil Holding SE	134	8,759
ProSiebenSat.1 Media AG	80	2,087
Volkswagen AG	126	23,656

		47,405

TOTAL PREFERRED STOCKS
(Cost: $40,370)		47,405

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.22%[d,e,f]	10,596	10,596
BlackRock Cash Funds: Prime, SL Agency Shares 0.23%[d,e,f]	784	784
BlackRock Cash Funds: Treasury, SL Agency Shares 0.02%[d,e]	25,767	25,767

		37,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,147)		37,147

Value

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $20,154,354)	$21,662,612
Other Assets, Less Liabilities — 0.16%	35,445

NET ASSETS — 100.00%	$21,698,057

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2012

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund	iShares MSCI World Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$30,782,662	$5,109,818	$20,073,993
Affiliated (Note 2)	506,766	5,088	80,361

Total cost of investments	$31,289,428	$5,114,906	$20,154,354

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,598,480	$5,794,927	$21,581,907
Affiliated (Note 2)	512,356	5,088	80,705

Total fair value of investments	32,110,836	5,800,015	21,662,612
Foreign currencies, at value[b]	7,951	—	11,768
Cash	—	—	304
Receivables:
Investment securities sold	239,561	—	6,250
Due from custodian (Note 4)	1,762,056	—	—
Dividends and interest	30,400	—	54,588
Capital shares sold	1,479,310	—	—

Total Assets	35,630,114	5,800,015	21,735,522

LIABILITIES
Payables:
Investment securities purchased	3,465,225	—	22,022
Collateral for securities on loan (Note 5)	124,868	—	11,380
Investment advisory fees (Note 2)	3,019	2,165	4,063

Total Liabilities	3,593,112	2,165	37,465

NET ASSETS	$32,037,002	$5,797,850	$21,698,057

Net assets consist of:
Paid-in capital	$31,247,996	$5,115,818	$20,127,850
Undistributed net investment income (accumulated net investment loss)	24,634	(3,077)	65,094
Accumulated net realized loss	(61,014)	—	(3,477)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	825,386	685,109	1,508,590

NET ASSETS	$32,037,002	$5,797,850	$21,698,057

Shares outstanding[c]	600,000	100,000	400,000

Net asset value per share	$53.40	$57.98	$54.25

[a]	Securities on loan with values of $118,564, $ — and $10,818, respectively. See Note 5.
[b]	Cost of foreign currencies: $7,831, $ — and $11,600, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES®, INC.

Period ended February 29, 2012

	iShares MSCI All Country World Minimum Volatility Index Fund[a]	iShares MSCI Emerging Markets EMEA Index Fund[b]	iShares MSCI World Index Fund[c]

NET INVESTMENT INCOME
Dividends — unaffiliated[d]	$90,004	$—	$71,788
Dividends — affiliated (Note 2)	26	—	161
Interest — affiliated (Note 2)	3	—	—
Securities lending income — affiliated (Note 2)	199	—	22

Total investment income	90,232	—	71,971

EXPENSES
Investment advisory fees (Note 2)	13,010	4,270	6,877

Total expenses	13,010	4,270	6,877
Less investment advisory fees waived (Note 2)	(56)	(1,193)	—

Net expenses	12,954	3,077	6,877

Net investment income (loss)	77,278	(3,077)	65,094

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(59,619)	—	(3,539)
Foreign currency transactions	(1,395)	—	62

Net realized loss	(61,014)	—	(3,477)

Net change in unrealized appreciation/depreciation on:
Investments	821,408	685,109	1,508,258
Translation of assets and liabilities in foreign currencies	3,978	—	332

Net change in unrealized appreciation/depreciation	825,386	685,109	1,508,590

Net realized and unrealized gain	764,372	685,109	1,505,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$841,650	$682,032	$1,570,207

[a]	For the period from October 18, 2011 (commencement of operations) to February 29, 2012.
[b]	For the period from January 18, 2012 (commencement of operations) to February 29, 2012.
[c]	For the period from January 10, 2012 (commencement of operations) to February 29, 2012.
[d]	Net of foreign withholding tax of $3,271, $ — and $2,354, respectively.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund
	Period from October 18, 2011[a] to February 29, 2012 (Unaudited)	Period from January 18, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$77,278	$(3,077)
Net realized loss	(61,014)	—
Net change in unrealized appreciation/depreciation	825,386	685,109

Net increase in net assets resulting from operations	841,650	682,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,644)	—

Total distributions to shareholders	(52,644)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,247,996	5,115,818

Net increase in net assets from capital share transactions	31,247,996	5,115,818

INCREASE IN NET ASSETS	32,037,002	5,797,850

NET ASSETS
Beginning of period	—	—

End of period	$32,037,002	$5,797,850

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$24,634	$(3,077)

SHARES ISSUED
Shares sold	600,000	100,000

Net increase in shares outstanding	600,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares MSCI World Index Fund
Period from January 10, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,094
Net realized loss	(3,477)
Net change in unrealized appreciation/depreciation	1,508,590

Net increase in net assets resulting from operations	1,570,207

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,127,850

Net increase in net assets from capital share transactions	20,127,850

INCREASE IN NET ASSETS	21,698,057

NET ASSETS
Beginning of period	—

End of period	$21,698,057

Undistributed net investment income included in net assets at end of period	$65,094

SHARES ISSUED
Shares sold	400,000

Net increase in shares outstanding	400,000

[a]	Commencement of operations.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI All Country World Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$50.02

Income from investment operations:
Net investment income[b]	0.38
Net realized and unrealized gain[c]	3.26

Total from investment operations	3.64

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$53.40

Total return	7.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,037
Ratio of expenses to average net assets[e]	0.34%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%
Ratio of net investment income to average net assets[e]	2.03%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2012 would have been 10%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets EMEA Index Fund
Period from Jan. 18, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$51.16

Income from investment operations:
Net investment loss[b]	(0.03)
Net realized and unrealized gain[c]	6.85

Total from investment operations	6.82

Net asset value, end of period	$57.98

Total return	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,798
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment loss to average net assets[e]	(0.49)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI World Index Fund
Period from Jan. 10, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$50.32

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized gain[c]	3.77

Total from investment operations	3.93

Net asset value, end of period	$54.25

Total return	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,698
Ratio of expenses to average net assets[e]	0.24%
Ratio of net investment income to average net assets[e]	2.27%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Country World Minimum Volatility[a]	Non-diversified
Emerging Markets EMEA[b]	Non-diversified
World[c]	Diversified

[a]	The Fund commenced operations on October 18, 2011.
[b]	The Fund commenced operations on January 18, 2012.
[c]	The Fund commenced operations on January 10, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
All Country World Minimum Volatility
Assets:
Common Stocks	$31,575,007	$—	$—	$31,575,007
Investment Companies	375,134	—	—	375,134
Preferred Stocks	23,473	—	—	23,473
Short-Term Investments	137,222	—	—	137,222

	$32,110,836	$—	$—	$32,110,836

Emerging Markets EMEA
Assets:
Common Stocks	$5,695,475	$12,731	$—	$5,708,206
Preferred Stocks	86,721	—	—	86,721
Short-Term Investments	5,088	—	—	5,088

	$5,787,284	$12,731	$—	$5,800,015

World
Assets:
Common Stocks	$21,578,060	$—	$—	$21,578,060
Preferred Stocks	47,405	—	—	47,405
Short-Term Investments	37,147	—	—	37,147

	$21,662,612	$—	$—	$21,662,612

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets EMEA	0.68%
World	0.24

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets EMEA Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
All Country World Minimum Volatility	$107
World	12

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares MSCI All Country World Minimum Volatility Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility
iShares S&P India Nifty 50 Index Fund	—	15,102	—	15,102	$375,134	$26	$—

					$375,134	$26	$—

World
BlackRock Inc.	—	81	—	81	$16,119	$—	$—
PNC Financial Services Group Inc. (The)	—	461	—	461	27,439	161	—

					$43,558	$161	$—

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Country World Minimum Volatility	$3,575,898	$1,352,257
World	26,404	13,508

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Country World Minimum Volatility	$28,988,183	$—
Emerging Markets EMEA	5,109,818	—
World	20,107,850	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility	$31,289,428	$906,986	$(85,578)	$821,408
Emerging Markets EMEA	5,114,906	689,670	(4,561)	685,109
World	20,154,354	1,646,428	(138,170)	1,508,258

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

I. iShares MSCI All Country World Minimum Volatility Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Directors (the “Ad-Hoc Sub-Committee”) met with management on April 19, 2011 and April 26, 2011, to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the high level of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, in supporting other iShares funds and their shareholders. The Board acknowledged that additional resources to support other iShares funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the Fund had not yet launched. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchanged traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts for which BFA (or its affiliates) provides investment advisory/management services, and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet launched. However, the Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion that the arrangements support the Board’s approval of the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI Emerging Markets EMEA and iShares MSCI World Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates manage Other Accounts that track the same underlying index as the iShares MSCI World Index Fund, but they do not manage Other Accounts that track the same underlying index as the iShares MSCI Emerging Markets EMEA Index Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Country World Minimum Volatility	$0.15043	$—	$0.11279	$0.26322	57%	—%	43%	100%

SUPPLEMENTAL INFORMATION	57

Notes:

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-811-0212

February 29, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares MSCI Global Agriculture Producers Fund  |  VEGI  |  NYSE Arca

iShares MSCI Global Energy Producers Fund  |  FILL  |  NYSE Arca

iShares MSCI Global Gold Miners Fund  |  RING  |  NYSE Arca

iShares MSCI Global Select Metals & Mining Producers Fund  |  PICK  |  NYSE Arca

iShares MSCI Global Silver Miners Fund  |  SLVP  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
3.09%	3.42%	3.17%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Agriculture Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of agriculture in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 3.09%, net of fees, while the total return for the Index was 3.17%.

PORTFOLIO ALLOCATION

As of 2/29/12

Industry/Investment Type	Percentage of Net Assets

Chemicals	52.48%
Agriculture	17.50
Machinery	13.03
Food	10.38
Auto Manufacturers	2.07
Transportation	1.00
Exchange-Traded Funds	0.88
Other*	2.52
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Monsanto Co.	10.26%
Potash Corp. of Saskatchewan Inc. (Canada)	9.92
Deere & Co.	8.50
Syngenta AG Registered (Switzerland)	7.68
Archer-Daniels-Midland Co.	5.21
Mosaic Co. (The)	4.38
Agrium Inc. (Canada)	3.35
CF Industries Holdings Inc.	3.31
Uralkali OJSC (Russia)	2.80
Kubota Corp. (Japan)	2.70

TOTAL	58.11%

*	Other includes industries which individually represented less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
5.89%	6.25%	5.95%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Energy Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of energy exploration and production in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 5.89%, net of fees, while the total return for the Index was 5.95%.

PORTFOLIO ALLOCATION

As of 2/29/12

Industry	Percentage of Net Assets

Oil & Gas	96.18%
Coal	2.68
Other*	0.69
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

*	Other includes industries which individually represented less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	14.61%
Chevron Corp.	7.60
BP PLC (United Kingdom)	5.17
Royal Dutch Shell PLC Class A (United Kingdom)	4.51
Total SA (France)	4.14
Royal Dutch Shell PLC Class B (United Kingdom)	3.54
ConocoPhillips	3.48
Occidental Petroleum Corp.	2.94
BG Group PLC (United Kingdom)	2.85
Petroleo Brasileiro SA Preferred (Brazil)	2.05

TOTAL	50.89%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
(0.04)%	(0.80)%	(0.00)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of gold mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was (0.04)%, net of fees, while the total return for the Index was (0.00)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Industry	Percentage of Net Assets

Mining	99.86%
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Barrick Gold Corp. (Canada)	15.33%
Goldcorp Inc. (Canada)	12.09
Newmont Mining Corp.	8.47
Newcrest Mining Ltd. (Australia)	7.55
Yamana Gold Inc. (Canada)	4.58
Eldorado Gold Corp. (Canada)	4.25
AngloGold Ashanti Ltd. (South Africa)	4.21
Gold Fields Ltd. (South Africa)	4.13
Kinross Gold Corp. (Canada)	4.11
Compania de Minas Buenaventura SA SP ADR (Peru)	3.40

TOTAL	68.12%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
1.58%	2.30%	1.63%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Select Metals & Mining Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Metals & Mining Producers Ex Gold & Silver Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily involved in the extraction and production of diversified metals, aluminum, steel, and precious metals and minerals, excluding gold and silver, in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 1.58%, net of fees, while the total return for the Index was 1.63%.

PORTFOLIO ALLOCATION

As of 2/29/12

Industry	Percentage of Net Assets

Mining	64.35%
Iron & Steel	30.89
Metal Fabricate & Hardware	1.63
Coal	1.50
Other*	1.09
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

*	Other includes industries which individually represented less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	11.38%
Rio Tinto PLC (United Kingdom)	7.14
BHP Billiton PLC (United Kingdom)	6.26
Anglo American PLC (United Kingdom)	5.09
Vale SA Class A Preferred (Brazil)	4.63
Freeport-McMoRan Copper & Gold Inc.	3.67
Xstrata PLC (United Kingdom)	3.61
Vale SA (Brazil)	2.93
Rio Tinto Ltd. (Australia)	2.89
POSCO (South Korea)	2.22

TOTAL	49.82%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
2.61%	2.85%	2.65%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Global Silver Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of silver mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 2.61%, net of fees, while the total return for the Index was 2.65%.

PORTFOLIO ALLOCATION

As of 2/29/12

Industry	Percentage of Net Assets

Mining	99.96%
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Silver Wheaton Corp. (Canada)	19.72%
Compania de Minas Buenaventura SA SP ADR (Peru)	10.08
Industrias Penoles SAB de CV (Mexico)	8.82
Fresnillo PLC (United Kingdom)	6.21
AuRico Gold Inc. (Canada)	4.62
Coeur d’Alene Mines Corp.	4.25
Pan American Silver Corp. (Canada)	4.20
First Majestic Silver Corp. (Canada)	4.17
Tahoe Resources Inc. (Canada)	4.02
Hochschild Mining PLC (United Kingdom)	3.04

TOTAL	69.13%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Global Agriculture Producers
Actual	$1,000.00	$1,030.90	0.38%	$0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.38	1.91
Global Energy Producers
Actual	1,000.00	1,058.90	0.39	0.32
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96
Global Gold Miners
Actual	1,000.00	999.60	0.39	0.31
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96
Global Select Metals & Mining Producers
Actual	1,000.00	1,015.80	0.39	0.31
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Global Silver Miners
Actual	$1,000.00	$1,026.10	0.39%	$0.31
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96

[a]	The beginning of the period (commencement of operations) for the Funds is January 31, 2012.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (29 days) and divided by the number of days in the year (366 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 97.54%

AUSTRALIA — 2.19%
Australian Agricultural Co. Ltd.[a]	2,936	$4,298
Elders Ltd.[a]	5,950	1,511
GrainCorp Ltd.	2,366	20,246
Incitec Pivot Ltd.	20,690	72,876
Nufarm Ltd.[a]	2,188	11,158
Tassal Group Ltd.	1,500	2,099

		112,188
BELGIUM — 0.14%
SIPEF NV	84	7,304

		7,304
BRAZIL — 0.84%
Cosan SA Industria e Comercio	1,600	28,656
Fertilizantes Heringer SAa	200	1,415
Sao Martinho SA	600	7,370
SLC Agricola SA	600	5,557

		42,998
CANADA — 14.47%
AG Growth International Inc.	170	6,212
Agrium Inc.	2,010	171,787
Hanfeng Evergreen Inc.[a]	576	1,696
Migao Corp.[a]	530	2,034
Potash Corp. of Saskatchewan Inc.	10,890	508,926
Viterra Inc.	4,734	51,428

		742,083
CHILE — 0.21%
AquaChile SAa	4,692	3,990
Compania Pesquera Camanchaca SAa	21,544	1,847
Empresas Iansa SA	35,944	2,862
Multiexport Foods SA	8,092	2,323

		11,022
CHINA — 1.51%
Asian Citrus Holdings Ltd.	8,000	4,838
China Agri-Industries Holdings Ltd.	20,000	15,086
China BlueChemical Ltd. Class H	24,000	18,877
China Green Holdings Ltd.	12,000	4,657
China Modern Dairy Holdings Ltd.[a]	22,000	5,815
DaChan Food Asia Ltd.	6,000	1,191
First Tractor Co. Ltd. Class H	8,000	9,366

Security	Shares	Value

Global Bio-Chem Technology Group Co. Ltd.	28,000	$7,545
Jinchuan Group International Resources Co. Ltd.[a]	8,000	1,702
Sinofert Holdings Ltd.	28,000	8,340

		77,417
DENMARK — 0.25%
Auriga Industries A/S Class B	218	3,197
East Asiatic Co. Ltd. A/S	156	4,378
United International Enterprises Ltd.	36	5,182

		12,757
FINLAND — 0.16%
HKScan OYJ Class A	350	2,725
Raisio PLC Series V	1,562	5,391

		8,116
FRANCE — 0.19%
Naturex	38	2,556
Vilmorin & Cie	64	7,119

		9,675
GERMANY — 2.80%
Asian Bamboo AG	174	3,165
K+S AG	2,192	109,886
KWS Saat AG	28	6,358
Suedzucker AG	828	24,085

		143,494
INDONESIA — 1.39%
PT Astra Agro Lestari Tbk	5,000	12,361
PT Bakrie Sumatera Plantations Tbk	169,000	5,527
PT Bisi International Tbk	21,000	2,142
PT BW Plantation Tbk	19,000	3,181
PT Charoen Pokphand Indonesia Tbk	94,000	27,877
PT Japfa Comfeed Indonesia Tbk	12,000	5,754
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	31,000	9,108
PT Sampoerna Agro Tbk	9,000	3,467
PT Tunas Baru Lampung Tbk	31,000	2,028

		71,445
ISRAEL — 1.52%
Israel Chemicals Ltd.	5,640	59,891
Israel Corp. Ltd. (The)	30	18,034

		77,925

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 29, 2012

Security	Shares	Value

ITALY — 2.09%
Fiat Industrial SpA[a]	9,926	$106,224
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	36	976

		107,200
JAPAN — 3.87%
Hokuto Corp.	400	8,525
Iseki & Co. Ltd.[a]	2,000	4,991
Kubota Corp.	14,000	138,374
Maruha Nichiro Holdings Inc.	6,000	10,600
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	4,818
Nippon Meat Packers Inc.	2,000	25,822
Sakata Seed Corp.	400	5,575

		198,705
MALAYSIA — 3.55%
Genting Plantations Bhd	2,400	7,451
Hap Seng Plantations Holdings Bhd	2,200	2,233
IJM Plantations Bhd	3,200	3,579
IOI Corp. Bhd	35,600	64,176
Keck Seng Malaysia Bhd	2,000	2,758
Kim Loong Resources Bhd	1,600	1,399
Kuala Lumpur Kepong Bhd	5,400	42,219
Kulim Malaysia Bhd	4,200	6,352
MSM Malaysia Holdings Bhd	2,600	4,357
PPB Group Bhd	5,200	29,858
QL Resources Bhd	3,800	4,186
Sarawak Oil Palms Bhd	1,200	2,400
TH Plantations Bhd	2,400	2,187
Tradewinds Malaysia Bhd	1,200	3,962
TSH Resources Bhd	4,000	2,898
United Malacca Bhd	1,000	2,357

		182,372
MEXICO — 0.10%
Gruma SAB de CV Series Ba	2,200	5,404

		5,404
NETHERLANDS — 0.65%
Nutreco NV	440	33,114

		33,114
NEW ZEALAND — 0.02%
PGG Wrightson Ltd.[a]	3,856	1,301

		1,301

Security	Shares	Value

NORWAY — 3.09%
Austevoll Seafood ASA	1,212	$5,299
Bakkafrost P/F	304	2,182
Cermaq ASA[a]	658	9,300
Copeinca ASA[a]	258	1,950
Leroey Seafood Group ASA	254	4,273
Marine Harvest ASA	32,088	17,321
Yara International ASA	2,392	117,970

		158,295
POLAND — 0.33%
Kernel Holding SAa	600	14,207
Zaklady Azotowe Pulawy SA	90	2,627

		16,834
RUSSIA — 2.86%
Razgulay Group[a]	2,452	2,837
Uralkali OJSC	17,660	143,716

		146,553
SINGAPORE — 3.51%
China XLX Fertiliser Ltd.	12,000	3,512
First Resources Ltd.	4,000	5,886
GMG Global Ltd.	36,000	4,302
Golden Agri-Resources Ltd.	84,000	49,176
Indofood Agri Resources Ltd.[a]	6,000	7,771
Oceanus Group Ltd.[a]	34,000	2,836
Wilmar International Ltd.	26,000	106,548

		180,031
SOUTH AFRICA — 0.82%
Afgri Ltd.	4,454	3,521
Astral Foods Ltd.	478	7,962
Illovo Sugar Ltd.	2,786	9,723
Tongaat Hulett Ltd.	1,316	18,105
Zeder Investments Ltd.	7,342	2,533

		41,844
SOUTH KOREA — 0.32%
China Ocean Resources Co. Ltd.[a]	480	2,085
Dongbu HiTek Co. Ltd.[a]	580	4,822
Dongwon Industries Co. Ltd.	16	2,646
Harim Co. Ltd.	366	1,750
Namhae Chemical Corp.	300	2,990
Silla Co. Ltd.	100	1,242

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 29, 2012

Security	Shares	Value

TS Corp.	40	$803

		16,338
SPAIN — 0.06%
Pescanova SA	92	3,160

		3,160
SWEDEN — 0.03%
Black Earth Farming Ltd. SDR[a]	842	1,729

		1,729
SWITZERLAND — 7.69%
Syngenta AG Registered[a]	1,204	394,272

		394,272
TAIWAN — 0.68%
Sesoda Corp.	2,000	2,456
Sinon Corp.	6,000	2,654
Taiwan Fertilizer Co. Ltd.	10,000	27,997
Taiyen Biotech Co. Ltd.	2,000	1,670

		34,777
THAILAND — 0.99%
Charoen Pokphand Foods PCL NVDR	38,200	45,754
GFPT PCL NVDR	5,800	1,974
Khon Kaen Sugar Industry PCL NVDR	6,600	3,119

		50,847
TURKEY — 0.11%
Bagfas Bandirma Gubre Fabrikalari AS	24	2,309
Gubre Fabrikalari TAS[a]	502	3,436

		5,745
UNITED STATES — 41.10%
AGCO Corp.[a]	1,222	63,092
Alico Inc.	54	1,256
American Vanguard Corp.	294	4,857
Archer-Daniels-Midland Co.	8,576	267,571
Bunge Ltd.	1,868	125,754
Cal-Maine Foods Inc.	178	6,853
CF Industries Holdings Inc.	912	169,632
Corn Products International Inc.	972	55,744
Darling International Inc.[a]	1,484	23,729
Deere & Co.	5,256	435,880
Dole Food Co. Inc.[a]	600	5,748
Fresh Del Monte Produce Inc.	528	11,859
Intrepid Potash Inc.[a]	676	17,096
Lindsay Corp.	160	10,494

Security	Shares	Value

Monsanto Co.	6,800	$526,184
Mosaic Co. (The)	3,890	224,648
Omega Protein Corp.[a]	252	2,082
Scotts Miracle-Gro Co. (The) Class A	566	26,511
Smithfield Foods Inc.[a]	1,882	44,095
Titan International Inc.	508	12,517
Tyson Foods Inc. Class A	3,860	72,993

		2,108,595

TOTAL COMMON STOCKS (Cost: $4,893,672)		5,003,540

PREFERRED STOCKS — 1.44%

CHILE — 1.44%
Sociedad Quimica y Minera de Chile SA Series B	1,232	73,745

		73,745

TOTAL PREFERRED STOCKS (Cost: $72,929)		73,745

INVESTMENT COMPANIES — 0.88%

EXCHANGE-TRADED FUNDS — 0.88%
iShares S&P India Nifty 50 Index Fund[b]	1,820	45,209

		45,209

TOTAL INVESTMENT COMPANIES (Cost: $44,244)		45,209

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	5,113	5,113

		5,113

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,113)		5,113

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

February 29, 2012

Value
TOTAL INVESTMENTS IN SECURITIES — 99.96% (Cost: $5,015,958)	$5,127,607
Other Assets, Less Liabilities — 0.04%	2,274

NET ASSETS — 100.00%	$5,129,881

NVDR — Non-Voting Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 97.33%

AUSTRALIA — 1.91%
Aquila Resources Ltd.[a]	266	$1,474
Aurora Oil and Gas Ltd.[a]	632	2,219
AWE Ltd.[a]	938	1,738
Beach Energy Ltd.	1,966	3,324
Caltex Australia Ltd.	240	3,568
Coalspur Mines Ltd.[a]	560	944
Cockatoo Coal Ltd.[a]	1,028	428
Dart Energy Ltd.[a]	770	329
Deep Yellow Ltd.[a]	1,506	211
Energy Resources of Australia Ltd.[a]	308	419
Extract Resources Ltd.[a]	174	1,617
Gloucester Coal Ltd.[a]	142	1,246
Guildford Coal Ltd.[a]	276	236
Horizon Oil Ltd.[a]	1,626	571
Karoon Gas Australia Ltd.[a]	312	2,036
Linc Energy Ltd.[a]	432	695
Molopo Energy Ltd.[a]	482	388
Nexus Energy Ltd.[a]	1,644	364
Paladin Energy Ltd.[a]	1,324	2,675
Roc Oil Co. Ltd.[a]	1,350	598
Santos Ltd.	1,720	26,798
Senex Energy Ltd.[a]	1,114	1,282
White Energy Co. Ltd.[a]	366	178
Woodside Petroleum Ltd.	1,160	46,674

		100,012
AUSTRIA — 0.21%
OMV AG	296	11,059

		11,059
BRAZIL — 2.00%
OGX Petroleo e Gas Participacoes SAa	2,400	23,764
Petroleo Brasileiro SA	5,400	80,832
Refinaria de Petroleos Manguinhos SAa	600	433

		105,029
CANADA — 11.15%
Advantage Oil & Gas Ltd.[a]	272	1,058
Angle Energy Inc.[a]	108	696
ARC Resources Ltd.	528	13,697
Athabasca Oil Sands Corp.[a]	600	7,481
Bankers Petroleum Ltd.[a]	422	2,091

Security	Shares	Value

Baytex Energy Corp.	214	$12,432
Bellatrix Exploration Ltd.[a]	174	942
Birchcliff Energy Ltd.[a]	158	1,774
BlackPearl Resources Inc.[a]	470	2,104
BNK Petroleum Inc.[a]	188	349
Bonavista Energy Corp.	268	6,258
Bonterra Energy Corp.	30	1,681
C&C Energia Ltd.[a]	60	514
Cameco Corp.	718	17,714
Canadian Natural Resources Ltd.	1,998	74,508
Canadian Oil Sands Ltd.	882	21,160
Celtic Exploration Ltd.[a]	160	2,945
Cenovus Energy Inc.	1,376	53,730
Cequence Energy Ltd.[a]	200	305
Chinook Energy Inc.[a]	336	502
Connacher Oil and Gas Ltd.[a]	736	807
Corridor Resources Inc.[a]	212	172
Crescent Point Energy Corp.	460	21,880
Crew Energy Inc.[a]	180	2,420
Denison Mines Corp.[a]	538	1,060
Encana Corp.	1,348	27,591
Enerplus Corp.	338	8,215
Fairborne Energy Ltd.[a]	126	334
Freehold Royalties Ltd.	100	2,084
Guide Exploration Ltd. Class Aa	172	435
Husky Energy Inc.	620	16,826
Imperial Oil Ltd.	552	26,503
Ivanhoe Energy Inc.[a]	476	435
Legacy Oil & Gas Inc. Class Aa	226	2,570
MEG Energy Corp.[a]	200	8,837
NAL Energy Corp.	258	2,001
Nexen Inc.	960	19,659
Niko Resources Ltd.	86	4,082
NuVista Energy Ltd.[a]	156	632
Pace Oil & Gas Ltd.[a]	78	444
Pacific Rubiales Energy Corp.	470	13,709
Paramount Resources Ltd. Class Aa	88	3,347
Pengrowth Energy Corp.	660	6,761
Penn West Petroleum Ltd.	858	18,825
Perpetual Energy Inc.	224	202
PetroBakken Energy Ltd. Class A	144	2,354
Petrobank Energy and Resources Ltd.[a]	172	2,750
Petrominerales Ltd.	180	3,375

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Peyto Exploration & Development Corp.	242	$4,541
Progress Energy Resources Corp.	352	3,870
Questerre Energy Corp. Class Aa	320	237
Southern Pacific Resource Corp.[a]	528	981
SouthGobi Resources Ltd.[a]	200	1,533
Sprott Resource Corp.[a]	206	866
Suncor Energy Inc.	2,862	103,502
Talisman Energy Inc.	1,876	25,903
Tourmaline Oil Corp.[a]	200	5,223
TransGlobe Energy Corp.[a]	116	1,354
Trilogy Energy Corp.	96	3,109
Uranium One Inc.[a]	850	2,805
Vermilion Energy Inc.	170	8,397
Whitecap Resources Inc.[a]	200	2,016
Zargon Oil & Gas Ltd.	64	960

		585,548
CHINA — 3.64%
China CBM Group Ltd.[a]	32,000	536
China Coal Energy Co. Class H	8,000	10,263
China Shenhua Energy Co. Ltd. Class H	6,000	27,735
CNOOC Ltd.	32,000	73,443
Kunlun Energy Co. Ltd.	4,000	6,746
PetroChina Co. Ltd. Class H	40,000	60,549
United Energy Group Ltd.[a]	12,000	1,981
Yanzhou Coal Mining Co. Ltd. Class H	4,000	10,026

		191,279
COLOMBIA — 0.44%
Ecopetrol SA SP ADR	400	23,276

		23,276
FINLAND — 0.05%
Neste Oil OYJ	202	2,498

		2,498
FRANCE — 4.21%
Esso SA Francaise	8	823
Etablissements Maurel et Prom	148	2,818
Total SA	3,872	217,490

		221,131
GREECE — 0.02%
Hellenic Petroleum SA	85	625
Motor Oil (Hellas) Corinth Refineries SA	64	454

		1,079

Security	Shares	Value

HONG KONG — 0.03%
Mongolia Energy Corp. Ltd.[a]	8,000	$836
Ruifeng Petroleum Chemical Holdings Ltd.[a]	20,000	670

		1,506
HUNGARY — 0.13%
MOL Hungarian Oil and Gas PLC[a]	76	6,603

		6,603
INDIA — 0.90%
Reliance Industries Ltd. SP GDR[b]	1,442	47,442

		47,442
INDONESIA — 0.54%
PT Adaro Energy Tbk	27,000	5,747
PT Benakat Petroleum Energy Tbk[a]	29,000	691
PT Bumi Resources Tbk	29,000	7,877
PT Delta Dunia Makmur Tbk[a]	11,000	817
PT Elnusa Tbk	10,000	272
PT Energi Mega Persada Tbk[a]	53,000	1,116
PT Indika Energy Tbk	3,000	881
PT Indo Tambangraya Megah Tbk	1,000	4,806
PT Medco Energi Internasional Tbk	3,000	765
PT Resource Alam Indonesia Tbk	1,000	904
PT Tambang Batubara Bukit Asam Tbk	2,000	4,601

		28,477
ISRAEL — 0.07%
Jerusalem Oil Exploration Ltd.[a]	24	421
Naphtha Israel Petroleum Corp. Ltd.[a]	98	353
Oil Refineries Ltd.[a]	2,218	1,212
Paz Oil Co. Ltd.	12	1,579

		3,565
ITALY — 1.99%
Eni SpA	4,402	101,931
ERG SpA	172	1,875
Saras SpA[a]	582	820

		104,626
JAPAN — 1.46%
Cosmo Oil Co. Ltd.	2,000	5,856
INPEX Corp.	6	42,773
JX Holdings Inc.	4,000	25,204
Showa Shell Sekiyu K.K.	400	2,708

		76,541

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 29, 2012

Security	Shares	Value

MALAYSIA — 0.01%
Esso Malaysia Bhd	600	$729

		729
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	604

		604
NORWAY — 1.20%
Det norske oljeselskap ASA[a]	104	1,680
DNO International ASA[a]	1,152	2,170
Norwegian Energy Co. ASA[a]	268	343
Panoro Energy ASA[a]	340	299
Statoil ASA	2,038	58,671

		63,163
POLAND — 0.19%
Grupa Lotos SAa	84	765
Lubelski Wegiel Bogdanka SA	64	2,685
Polski Koncern Naftowy Orlen SAa	558	6,447

		9,897
PORTUGAL — 0.15%
Galp Energia SGPS SA Class B	456	7,985

		7,985
RUSSIA — 2.61%
LUKOIL OAO	934	59,947
NovaTek OAO SP GDR[c]	164	23,796
Rosneft Oil Co. OJSC	2,900	22,433
Surgutneftegas OJSC	13,200	13,713
Tatneft OAO	2,580	17,172

		137,061
SINGAPORE — 0.08%
Sakari Resources Ltd.	2,000	4,266

		4,266
SOUTH KOREA — 0.63%
GS Holdings Corp.	94	5,428
S-Oil Corp.	84	9,423
SK Innovation Co. Ltd.	110	18,240

		33,091
SPAIN — 0.72%
Repsol YPF SA	1,444	37,802

		37,802
SWEDEN — 0.22%
Alliance Oil Co. Ltd. SDR[a]	148	1,870

Security	Shares	Value

Lundin Petroleum ABa	394	$9,251
PA Resources ABa	1,200	338

		11,459
THAILAND — 0.55%
Bangchak Petroleum PCL NVDR	1,000	777
Banpu PCL NVDR	300	6,423
Esso (Thailand) PCL NVDR	2,200	974
IRPC PCL NVDR	20,000	3,132
PTT Exploration & Production PCL NVDR	2,200	13,412
Thai Oil PCL NVDR	1,600	4,018

		28,736
TURKEY — 0.12%
Turkiye Petrol Rafinerileri AS	258	6,384

		6,384
UNITED KINGDOM — 17.81%
Afren PLC[a]	1,888	4,035
Amerisur Resources PLC[a]	1,274	550
Anglo Pacific Group PLC	212	1,124
Aurelian Oil & Gas PLC[a]	800	252
Bahamas Petroleum Co. PLC[a]	2,326	511
BG Group PLC	6,176	149,714
Borders & Southern Petroleum PLC[a]	830	1,044
Bowleven PLC[a]	332	509
BP PLC	34,500	271,372
Cairn Energy PLC[a]	1,010	5,553
Chariot Oil & Gas Ltd.[a]	240	652
Cove Energy PLC[a]	860	3,325
EnQuest PLC[a]	1,090	2,208
Essar Energy PLC[a]	568	952
Falkland Oil & Gas Ltd.[a]	466	506
Faroe Petroleum PLC[a]	328	909
Gulf Keystone Petroleum Ltd.[a]	1,480	8,257
Gulfsands Petroleum PLC[a]	212	578
Hardy Oil & Gas PLC[a]	164	391
Hargreaves Services PLC	54	1,070
Heritage Oil PLC[a]	340	992
JKX Oil & Gas PLC	224	474
Melrose Resources PLC	112	236
Nautical Petroleum PLC[a]	160	944
Ophir Energy PLC[a]	312	2,113
Premier Oil PLC[a]	986	6,940
Rockhopper Exploration PLC[a]	482	2,897

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Royal Dutch Shell PLC Class A	6,480	$236,686
Royal Dutch Shell PLC Class B	4,992	185,765
Salamander Energy PLC[a]	294	1,153
San Leon Energy PLC[a]	1,246	259
SOCO International PLC[a]	434	2,342
Sterling Energy PLC[a]	380	287
Tullow Oil PLC	1,642	38,689
UK Coal PLC[a]	498	243
Valiant Petroleum PLC[a]	92	734
Xcite Energy Ltd.[a]	258	574

		934,840
UNITED STATES — 44.28%
Abraxas Petroleum Corp.[a]	126	507
Alpha Natural Resources Inc.[a]	404	7,498
Anadarko Petroleum Corp.	908	76,381
Apache Corp.	700	75,551
Approach Resources Inc.[a]	44	1,521
Arch Coal Inc.	372	5,048
ATP Oil & Gas Corp.[a]	76	608
Berry Petroleum Co. Class A	82	4,425
Bill Barrett Corp.[a]	94	2,748
BPZ Resources Inc.[a]	158	507
Cabot Oil & Gas Corp.	380	13,254
Carrizo Oil & Gas Inc.[a]	64	1,803
Chesapeake Energy Corp.	1,204	30,100
Chevron Corp.	3,656	398,943
Cimarex Energy Co.	154	12,423
Clayton Williams Energy Inc.[a]	12	1,060
Cloud Peak Energy Inc.[a]	200	3,544
Cobalt International Energy Inc.[a]	200	6,012
Comstock Resources Inc.[a]	84	1,347
Concho Resources Inc.[a]	180	19,231
ConocoPhillips	2,386	182,648
CONSOL Energy Inc.	412	14,758
Contango Oil & Gas Co.[a]	26	1,653
Continental Resources Inc.[a]	82	7,436
CVR Energy Inc.[a]	152	4,136
Denbury Resources Inc.[a]	728	14,494
Devon Energy Corp.	726	53,223
Endeavour International Corp.[a]	50	578
Energen Corp.	134	7,133
Energy Partners Ltd.[a]	200	3,408

Security	Shares	Value

Energy XXI (Bermuda) Ltd.[a]	122	$4,566
EOG Resources Inc.	492	56,019
EQT Corp.	262	13,891
EXCO Resources Inc.	236	1,683
Exxon Mobil Corp.	8,868	767,082
Forest Oil Corp.[a]	198	2,560
FX Energy Inc.[a]	78	494
Gastar Exploration Ltd.[a]	126	362
GeoResources Inc.[a]	30	961
Goodrich Petroleum Corp.[a]	48	765
Gulfport Energy Corp.[a]	80	2,690
Harvest Natural Resources Inc.[a]	50	331
Hess Corp.	556	36,095
HollyFrontier Corp.	378	12,334
Houston American Energy Corp.[a]	32	347
Hyperdynamics Corp.[a]	262	356
James River Coal Co.[a]	50	286
Kodiak Oil & Gas Corp.[a]	400	3,876
Lone Pine Resources Inc.[a]	170	1,263
Magnum Hunter Resources Corp.[a]	190	1,315
Marathon Oil Corp.	1,300	44,057
Marathon Petroleum Corp.	648	26,924
McMoRan Exploration Co.[a]	170	2,380
Newfield Exploration Co.[a]	244	8,784
Noble Energy Inc.	326	31,834
Northern Oil and Gas Inc.[a]	100	2,371
Occidental Petroleum Corp.	1,482	154,676
Patriot Coal Corp.[a]	150	1,084
Peabody Energy Corp.	490	17,091
Penn Virginia Corp.	82	401
Petroleum Development Corp.[a]	40	1,302
PetroQuest Energy Inc.[a]	98	598
Pioneer Natural Resources Co.	192	21,051
Plains Exploration & Production Co.[a]	256	11,282
QEP Resources Inc.	324	11,061
Quicksilver Resources Inc.[a]	160	886
Range Resources Corp.	296	18,849
Resolute Energy Corp.[a]	106	1,183
Rex Energy Corp.[a]	66	759
Rosetta Resources Inc.[a]	96	4,900
SandRidge Energy Inc.[a]	656	5,688
SM Energy Co.	116	9,132
Southwestern Energy Co.[a]	644	21,291

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Stone Energy Corp.[a]	72	$2,300
Swift Energy Co.[a]	74	2,222
Tesoro Corp.[a]	256	6,792
Ultra Petroleum Corp.[a]	286	7,139
Uranium Energy Corp.[a]	130	487
VAALCO Energy Inc.[a]	96	757
Valero Energy Corp.	1,032	25,274
Venoco Inc.[a]	44	480
W&T Offshore Inc.	58	1,464
Warren Resources Inc.[a]	102	398
Western Refining Inc.	84	1,525
Whiting Petroleum Corp.[a]	212	12,432
WPX Energy Inc.[a]	356	6,465

		2,324,573

TOTAL COMMON STOCKS
(Cost: $4,919,581)		5,110,261

PREFERRED STOCKS — 2.22%

BRAZIL — 2.05%
Petroleo Brasileiro SA	7,600	107,610

		107,610
RUSSIA — 0.17%
Surgutneftegas OJSC	12,800	8,759

		8,759

TOTAL PREFERRED STOCKS
(Cost: $115,246)		116,369

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	5,174	5,174

		5,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,174)		5,174

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $5,040,001)		5,231,804
Other Assets, Less Liabilities — 0.35%		18,344

NET ASSETS — 100.00%		$5,250,148

NVDR — Non-Voting Depositary Receipts

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AUSTRALIA — 11.75%
Beadell Resources Ltd.[a]	209,627	$176,663
Kingsgate Consolidated Ltd.	29,073	215,486
Kingsrose Mining Ltd.[a]	90,387	145,023
Medusa Mining Ltd.	31,658	219,938
Newcrest Mining Ltd.	57,365	2,075,711
Ramelius Resources Ltd.[a]	143,990	169,576
Silver Lake Resources Ltd.[a]	56,716	228,570

		3,230,967
CANADA — 56.80%
Agnico-Eagle Mines Ltd.	19,943	728,311
AuRico Gold Inc.[a]	58,674	577,834
Avion Gold Corp.[a]	109,219	186,292
B2Gold Corp.[a]	91,212	377,831
Banro Corp.[a]	45,672	248,543
Barrick Gold Corp.	87,692	4,214,772
Centerra Gold Inc.	25,124	507,607
China Gold International Resources Corp. Ltd.[a]	51,480	226,314
Eldorado Gold Corp.	76,142	1,168,858
Goldcorp Inc.	68,277	3,325,293
Great Basin Gold Ltd.[a]	136,851	119,490
High River Gold Mines Ltd.[a]	109,593	151,324
Kinross Gold Corp.	101,541	1,128,863
Kirkland Lake Gold Inc.[a]	14,993	252,991
Minefinders Corp.[a]	19,030	297,154
Premier Gold Mines Ltd.[a]	40,227	228,305
San Gold Corp.[a]	88,539	151,917
SEMAFO Inc.	44,924	302,853
Yamana Gold Inc.	72,237	1,259,995
Yukon-Nevada Gold Corp.[a]	407,088	163,257

		15,617,804
CHINA — 2.55%
China Precious Metal Resources Holdings Co. Ltd.[a]	726,000	134,796
Lingbao Gold Co. Ltd. Class H	242,000	124,500
Zijin Mining Group Co. Ltd. Class H	924,000	443,194

		702,490
PERU — 3.40%
Compania de Minas Buenaventura SA SP ADR	23,276	934,066

		934,066

Security	Shares	Value

SOUTH AFRICA — 11.71%
AngloGold Ashanti Ltd.	26,488	$1,158,117
DRDGOLD Ltd.	303,028	247,297
Gold Fields Ltd.	71,225	1,135,745
Harmony Gold Mining Co. Ltd.	50,985	677,500

		3,218,659
UNITED KINGDOM — 2.83%
African Barrick Gold PLC	1,727	12,966
Centamin PLC[a]	176,077	255,397
Highland Gold Mining Ltd.	69,168	178,721
Petropavlovsk PLC	28,831	330,913

		777,997
UNITED STATES — 10.82%
Allied Nevada Gold Corp.[a]	12,738	438,315
Gold Resource Corp.	8,525	208,436
Newmont Mining Corp.	39,193	2,328,064

		2,974,815

TOTAL COMMON STOCKS
(Cost: $27,792,172)		27,456,798

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	5,208	5,208

		5,208

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,208)		5,208

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $27,797,380)		27,462,006
Other Assets, Less Liabilities — 0.12%		33,704

NET ASSETS — 100.00%		$27,495,710

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 92.87%

AUSTRALIA — 18.86%
Aditya Birla Minerals Ltd.	230	$199
Alumina Ltd.	5,663	8,383
Aquarius Platinum Ltd.	1,052	2,285
Arafura Resources Ltd.[a]	699	242
Aspire Mining Ltd.[a]	457	195
Aston Resources Ltd.[a]	189	1,973
Atlas Iron Ltd.	1,761	6,070
Bathurst Resources Ltd.[a]	1,403	1,220
BHP Billiton Ltd.	7,338	286,213
BlueScope Steel Ltd.[a]	7,722	3,504
Brockman Resources Ltd.[a]	109	294
Coal of Africa Ltd.[a]	1,151	1,318
Cudeco Ltd.[a]	304	1,104
Discovery Metals Ltd.[a]	891	1,526
Elemental Minerals Ltd.[a]	327	440
Flinders Mines Ltd.[a]	3,957	1,261
Fortescue Metals Group Ltd.	2,870	17,272
Gindalbie Metals Ltd.[a]	1,935	1,453
Grange Resources Ltd.	754	517
Iluka Resources Ltd.	957	17,268
Imdex Ltd.	465	1,347
Independence Group NL	523	2,537
Indophil Resources NLa	1,727	802
Ivanhoe Australia Ltd.[a]	490	979
Jupiter Mines Ltd.[a]	634	158
Kagara Ltd.[a]	1,161	389
Kangaroo Resources Ltd.[a]	2,435	355
Lynas Corp. Ltd.[a]	3,908	5,151
Metals X Ltd.[a]	1,023	276
Metminco Ltd.[a]	2,011	402
Mincor Resources NL	416	317
Mineral Deposits Ltd.[a]	186	1,224
Mirabela Nickel Ltd.[a]	1,063	1,154
Moly Mines Ltd.[a]	418	151
Mount Gibson Iron Ltd.	1,427	1,950
Murchison Metals Ltd.[a]	800	411
Northern Iron Ltd.[a]	570	576
OM Holdings Ltd.	506	221
OneSteel Ltd.	2,988	3,422
OZ Minerals Ltd.	731	8,648

Security	Shares	Value

PanAust Ltd.[a]	1,094	$4,303
Panoramic Resources Ltd.	456	653
Perilya Ltd.[a]	497	234
Rex Minerals Ltd.[a]	284	437
Rio Tinto Ltd.	999	72,804
Sandfire Resources NLa	157	1,399
Sims Metal Management Ltd.	384	6,389
Sundance Resources Ltd.[a]	5,845	2,684
Tiger Resources Ltd.[a]	1,172	551
Western Areas NL	278	1,706

		474,367
AUSTRIA — 0.40%
AMAG Austria Metall AGa,b	44	1,116
voestalpine AG	255	9,075

		10,191
BELGIUM — 0.13%
Nyrstar NVa	353	3,348

		3,348
BRAZIL — 3.89%
Companhia Siderurgica Nacional SA	1,700	17,337
MMX Mineracao e Metalicos SAa	600	3,369
Usinas Siderurgicas de Minas Gerais SA	400	3,588
Vale SA	2,900	73,560

		97,854
CANADA — 5.79%
Augusta Resource Corp.[a]	232	700
Aura Minerals Inc.[a]	368	448
Avalon Rare Metals Inc.[a]	251	698
Capstone Mining Corp.[a]	654	2,105
Cline Mining Corp.[a]	444	793
Copper Mountain Mining Corp.[a]	230	1,193
Eastern Platinum Ltd.[a]	2,152	1,245
First Quantum Minerals Ltd.	1,091	25,078
Grande Cache Coal Corp.[a]	227	2,298
Harry Winston Diamond Corp.[a]	149	2,026
HudBay Minerals Inc.	405	4,906
Imperial Metals Corp.[a]	106	1,775
Inmet Mining Corp.	120	8,185
Ivanhoe Mines Ltd.[a]	655	11,418
Labrador Iron Mines Holdings Ltd.[a]	81	434
Lundin Mining Corp.[a]	1,189	6,253
Major Drilling Group International	170	3,112

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Mercator Minerals Ltd.[a]	499	$866
North American Palladium Ltd.[a]	312	925
Northern Dynasty Minerals Ltd.[a]	148	1,037
Quadra FNX Mining Ltd.[a]	439	6,681
Sabina Gold & Silver Corp.[a]	341	1,111
Sherritt International Corp.	664	4,092
Taseko Mines Ltd.[a]	466	1,897
Teck Resources Ltd. Class B	1,333	53,621
Thompson Creek Metals Co. Inc.[a]	373	2,730

		145,627
CHILE — 0.31%
CAP SA	179	7,721

		7,721
CHINA — 1.56%
Aluminum Corp. of China Ltd. Class H	10,000	5,531
Angang Steel Co. Ltd. Class H	2,000	1,558
China Kingstone Mining Holdings Ltd.[a]	3,000	344
China Metal Recycling Holdings Ltd.	1,200	1,471
China Molybdenum Co. Ltd. Class Ha	3,000	1,532
China Nickel Resources Holding Co. Ltd.[a]	2,000	201
China Rare Earth Holdings Ltd.[a]	4,000	1,161
China Vanadium Titano-Magnetite Mining Co. Ltd.	2,000	529
China Zhongwang Holdings Ltd.	4,000	1,759
Chongqing Iron & Steel Co. Ltd. Class Ha	2,000	356
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,000	400
CITIC Dameng Holdings Ltd.[a]	2,000	338
Da Ming International Holdings Ltd.[a]	2,000	456
Fosun International Ltd.	4,000	2,491
Hidili Industry International Development Ltd.	2,000	887
Hunan Nonferrous Metal Corp. Ltd. Class Ha	4,000	1,217
Jiangxi Copper Co. Ltd. Class H	3,000	8,259
Loudong General Nice Resources China Holdings Ltd.	3,000	236
Minmetals Resources Ltd.[a]	4,000	2,295
North Mining Shares Co. Ltd.[a]	20,000	735
Shougang Concord International Enterprises Co. Ltd.	12,000	928
Shougang Fushan Resources Group Ltd.	6,000	2,576
Tiangong International Co. Ltd.	4,000	995
Winsway Coking Coal Holding Ltd.	4,000	1,135

Security	Shares	Value

Xingda International Holdings Ltd.	2,000	$1,052
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	2,000	696

		39,138
FINLAND — 0.20%
Outokumpu OYJ	258	1,802
Rautaruukki OYJ	163	1,862
Talvivaara Mining Co. PLC[a]	328	1,474

		5,138
FRANCE — 1.74%
Aperam	102	2,112
ArcelorMittal	1,970	41,703

		43,815
GERMANY — 1.40%
Aurubis AG	86	5,143
Salzgitter AG	95	5,838
ThyssenKrupp AG	895	24,250

		35,231
GREECE — 0.09%
Mytilineos Holdings SAa	225	828
Sidenor Steel Products Manufacturing Co. SAa	229	337
Viohalco Hellenic Copper and Aluminum Industry SAa	260	1,158

		2,323
HONG KONG — 0.08%
CST Mining Group Ltd.[a]	56,000	838
IRC Ltd.[a]	4,000	686
Newton Resources Ltd.[a]	4,000	474

		1,998
INDIA — 1.23%
Sterlite Industries (India) Ltd. SP ADR	1,649	16,358
Tata Steel Ltd. SP GDR[c]	1,511	14,560

		30,918
INDONESIA — 0.28%
PT Aneka Tambang Tbk	9,000	1,956
PT Darma Henwa Tbk[a]	40,500	431
PT Krakatau Steel Tbk	11,500	1,084
PT Timah Tbk	5,500	1,201
PT Vale Indonesia Tbk	6,000	2,411

		7,083

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Security	Shares	Value

ITALY — 0.03%
KME Group SpA	1,588	$689

		689
JAPAN — 6.32%
Daido Steel Co. Ltd.	1,000	6,622
Dowa Holdings Co. Ltd.	1,000	6,610
JFE Holdings Inc.	1,100	23,797
Kobe Steel Ltd.	6,000	10,452
Maruichi Steel Tube Ltd.	100	2,239
Mitsubishi Materials Corp.	3,000	9,711
Mitsui Mining & Smelting Co. Ltd.	1,000	3,039
Neturen Co. Ltd.	100	932
Nippon Coke & Engineering Co. Ltd.	500	778
Nippon Light Metal Co. Ltd.	1,000	1,532
Nippon Steel Corp.	12,000	34,692
Nippon Yakin Kogyo Co. Ltd.[a]	500	939
Nisshin Steel Co. Ltd.	2,000	3,459
Sumitomo Light Metal Industries Ltd.[a]	1,000	1,038
Sumitomo Metal Industries Ltd.	8,000	16,704
Sumitomo Metal Mining Co. Ltd.	2,000	29,775
Toho Titanium Co. Ltd.	100	1,700
Tokyo Steel Manufacturing Co. Ltd.	200	1,685
Yamato Kogyo Co. Ltd.	100	3,161

		158,865
MALAYSIA — 0.09%
Ann Joo Resources Bhd	700	479
CSC Steel Holdings Bhd	1,000	467
Kinsteel Bhd	2,200	386
Lion Industries Corp. Bhd	1,100	540
Press Metal Bhd	500	325

		2,197
MEXICO — 1.47%
Compania Minera Autlan SAB de CV Series B	200	226
Grupo Mexico SAB de CV Series B	8,800	27,858
Grupo Simec SAB de CV Series Ba	300	825
Industrias CH SAB de CV Series Ba	400	1,611
Minera Frisco SAB de CV Series A1[a]	1,500	6,547

		37,067
NETHERLANDS — 0.03%
Advanced Metallurgical Group NVa	69	842

		842

Security	Shares	Value

NORWAY — 0.54%
Norsk Hydro ASA	2,125	$12,847
Northland Resources SAa	517	634

		13,481
PERU — 0.60%
Southern Copper Corp.	472	15,179

		15,179
PHILIPPINES — 0.07%
Atlas Consolidated Mining & Development Corp.[a]	2,000	884
Nickel Asia Corp.	1,600	878

		1,762
POLAND — 0.73%
Alchemia SAa	144	289
Impexmetal SA	84	112
Jastrzebska Spolka Weglowa SAa	86	2,903
KGHM Polska Miedz SA	315	15,091

		18,395
RUSSIA — 1.55%
Belon OJSC[a]	600	234
Mechel OAO SP ADR	332	3,685
MMC Norilsk Nickel OJSC	111	21,957
Novolipetsk Steel OJSC SP GDR[c]	156	3,739
Severstal OAO	470	7,209
VSMPO-AVISMA Corp.	12	2,259

		39,083
SINGAPORE — 0.04%
Midas Holdings Ltd.	3,000	950

		950
SOUTH AFRICA — 3.12%
African Rainbow Minerals Ltd.	252	6,460
Anglo American Platinum Ltd.	154	12,238
ArcelorMittal South Africa Ltd.	450	3,938
Evraz Highveld Steel and Vanadium Ltd.[a]	53	273
Exxaro Resources Ltd.	302	8,553
Hulamin Ltd.[a]	632	700
Impala Platinum Holdings Ltd.	1,166	26,152
Kumba Iron Ore Ltd.	189	14,479
Merafe Resources Ltd.	3,542	414
Northam Platinum Ltd.	609	2,818
Palabora Mining Co. Ltd.	32	664

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Royal Bafokeng Platinum Ltd.[a]	137	$1,149
Sentula Mining Ltd.[a]	1,870	530

		78,368
SOUTH KOREA — 3.53%
Daehan Steel Co. Ltd.	30	366
Dongbu Steel Co. Ltd.[a]	60	369
Dongil Industries Co. Ltd.[a]	5	301
Dongkuk Industries Co. Ltd.[a]	67	296
Dongkuk Steel Mill Co. Ltd.	80	1,802
EG Corp.	11	511
Hyundai BNG Steel Co. Ltd.[a]	20	268
Hyundai Hysco Co. Ltd.	80	2,728
Hyundai Steel Co.	127	12,998
KISCO Corp.	10	255
KISWIRE Ltd.	10	396
Korea Zinc Co. Ltd.[a]	19	7,447
Poongsan Corp.	40	1,212
Poongsan Holdings Corp.	10	244
POSCO	150	55,778
POSCO Chemtech Co. Ltd.	6	921
Posco M-Tech Co. Ltd.	6	414
SeAH Besteel Corp.	30	1,301
SeAH Holdings Corp.	2	239
SeAH Special Steel Co. Ltd.	10	260
SeAH Steel Corp.	5	523
Union Steel	10	170

		88,799
SPAIN — 0.20%
Acerinox SA	257	3,684
Tubacex SAa	246	691
Tubos Reunidos SA	293	686

		5,061
SWEDEN — 0.67%
Boliden AB	604	10,646
Hoganas AB Class B	61	2,384
SSAB AB Class A	355	3,744

		16,774
SWITZERLAND — 0.02%
Schmolz + Bickenbach AG Registered[a]	55	466

		466

Security	Shares	Value

TAIWAN — 1.54%
China Metal Products Co. Ltd.	1,000	$759
China Steel Corp.	26,000	26,976
Chun Yuan Steel Industrial Co. Ltd.	1,000	432
Chung Hung Steel Corp.	2,000	810
Feng Hsin Iron & Steel Co. Ltd.	1,000	1,762
Froch Enterprise Co. Ltd.[a]	1,000	442
Gloria Material Technology Corp.[a]	1,000	942
Hsin Kuang Steel Co. Ltd.	1,000	844
Mayer Steel Pipe Corp.	1,000	509
Ta Chen Stainless Pipe Co. Ltd.[a]	1,000	582
Ton Yi Industrial Corp.	2,000	1,119
Tung Ho Steel Enterprise Corp.	2,000	2,068
Yeun Chyang Industrial Co. Ltd.	1,000	658
Yieh Phui Enterprise Co. Ltd.	2,000	786

		38,689
THAILAND — 0.11%
G J Steel PCL NVDR[a]	95,500	473
G Steel PCL NVDR[a]	37,600	485
Sahaviriya Steel Industries PCL NVDR[a]	31,000	799
STP & I PCL NVDR	500	496
Tata Steel (Thailand) PCL NVDR[a]	19,400	570

		2,823
TURKEY — 0.31%
Borusan Mannesmann Boru Sanayi ve TAS[a]	34	498
Eregli Demir ve Celik Fabrikalari TAS	1,410	3,311
Izmir Demir Celik Sanayi ASa	292	644
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	658	460
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	412	363
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	1,879	958
Koza Anadolu Metal Madencilik Isletmeleri ASa	313	520
Koza Anadolu Metal Madencilik Isletmeleri AS New[a]	313	516
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	199	512

		7,782
UNITED KINGDOM — 25.49%
African Minerals Ltd.[a]	536	4,919

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Security	Shares	Value

Anglo American PLC	3,027	$128,116
Antofagasta PLC	901	19,143
BHP Billiton PLC	4,838	157,468
Eurasian Natural Resources Corp.	578	6,468
Ferrexpo PLC	540	2,767
Gem Diamonds Ltd.[a]	265	1,074
Glencore International PLC	3,171	21,883
Hill & Smith Holdings PLC	210	1,050
Kazakhmys PLC	482	8,539
London Mining PLC[a]	272	1,369
Lonmin PLC	373	6,572
New World Resources PLC	221	1,931
Patagonia Gold PLC[a]	1,122	690
Petra Diamonds Ltd.[a]	876	2,141
Rio Tinto PLC	3,137	179,601
Vedanta Resources PLC	267	6,142
Xstrata PLC	4,742	90,901
Zanaga Iron Ore Co. Ltd.[a]	239	401

		641,175
UNITED STATES — 10.45%
A.M. Castle & Co.[a]	39	447
AK Steel Holding Corp.	252	1,996
Alcoa Inc.	2,436	24,774
Allegheny Technologies Inc.	231	10,134
AMCOL International Corp.	58	1,701
Carpenter Technology Corp.	103	5,284
Century Aluminum Co.[a]	133	1,305
Cliffs Natural Resources Inc.	334	21,202
Commercial Metals Co.	267	3,549
Compass Minerals International Inc.	77	5,548
Freeport-McMoRan Copper & Gold Inc.	2,169	92,313
General Moly Inc.[a]	145	524
Globe Specialty Metals Inc.	100	1,422
Haynes International Inc.	29	1,835
Horsehead Holding Corp.[a]	93	1,060
Kaiser Aluminum Corp.	36	1,740
Materion Corp.[a]	43	1,262
Molycorp Inc.[a]	136	3,359
Noranda Aluminium Holding Corp.	42	504
Nucor Corp.	732	31,864
Olympic Steel Inc.	22	516
Reliance Steel & Aluminum Co.	172	9,240

Security	Shares	Value

RTI International Metals Inc.[a]	70	$1,578
Schnitzer Steel Industries Inc. Class A	57	2,574
Steel Dynamics Inc.	478	7,079
Stillwater Mining Co.[a]	261	3,706
SunCoke Energy Inc.[a]	155	2,221
Titanium Metals Corp.	205	3,005
United States Steel Corp.	329	8,955
Universal Stainless & Alloy Products Inc.[a]	17	569
Walter Energy Inc.	142	9,206
Worthington Industries Inc.	137	2,311

		262,783

TOTAL COMMON STOCKS
(Cost: $2,312,941)		2,335,982

PREFERRED STOCKS — 6.59%

BRAZIL — 6.59%
Bradespar SA	500	10,545
Companhia de Ferro Ligas da Bahia—Ferbasa	100	585
Confab Industrial SA	600	2,024
Gerdau SA	2,000	20,910
Metalurgica Gerdau SA	600	7,985
Usinas Siderurgicas de Minas Gerais SA Class A	1,100	7,464
Vale SA Class A	4,700	116,344

		165,857

TOTAL PREFERRED STOCKS
(Cost: $160,856)		165,857

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d],e	2,241	2,241

		2,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,241)		2,241

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $2,476,038)	$2,504,080
Other Assets, Less Liabilities — 0.45%	11,422

NET ASSETS — 100.00%	$2,515,502

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

CANADA — 58.78%
Alexco Resource Corp.[a]	7,374	$58,471
AuRico Gold Inc.[a]	23,952	235,884
Dundee Precious Metals Inc.[a]	11,870	122,442
Endeavour Silver Corp.[a]	8,646	90,327
Excellon Resources Inc.[a]	57,656	38,049
Extorre Gold Mines Ltd.[a]	9,774	74,425
First Majestic Silver Corp.[a]	10,326	212,926
Fortuna Silver Mines Inc.[a]	13,064	91,784
Great Panther Silver Ltd.[a]	18,620	50,097
MAG Silver Corp.[a]	7,330	71,294
Mandalay Resources Corp.[a]	34,032	27,987
Minefinders Corp.[a]	9,206	143,752
Pan American Silver Corp.	8,522	214,142
Scorpio Mining Corp.[a]	26,412	54,972
Silver Standard Resources Inc.[a]	8,142	140,694
Silver Wheaton Corp.	26,176	1,006,698
Silvercorp Metals Inc.	18,234	134,587
Silvermex Resources Inc.[a]	54,208	25,867
Tahoe Resources Inc.[a]	9,572	205,250

		2,999,648
HONG KONG — 2.18%
G-Resources Group Ltd.[a]	1,626,000	111,116

		111,116
MEXICO — 8.82%
Industrias Penoles SAB de CV	9,030	450,007

		450,007
PERU — 10.08%
Compania de Minas Buenaventura SA SP ADR	12,816	514,306

		514,306
UNITED KINGDOM — 9.97%
Arian Silver Corp.[a]	80,856	36,973
Fresnillo PLC	10,434	317,021
Hochschild Mining PLC	19,000	155,097

		509,091
UNITED STATES — 10.13%
Coeur d’Alene Mines Corp.[a]	7,624	216,826
Golden Minerals Co.[a]	4,972	41,466

Security	Shares	Value

Hecla Mining Co.	26,520	$134,722
McEwen Mining Inc.[a]	23,738	124,150

		517,164

TOTAL COMMON STOCKS
(Cost: $4,933,750)		5,101,332

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b],c	4,576	4,576

		4,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,576)		4,576

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $4,938,326)		5,105,908
Other Assets, Less Liabilities — (0.05)%		(2,448)

NET ASSETS — 100.00%		$5,103,460

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund	iShares MSCI Global Gold Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,966,601	$5,034,827	$27,792,172
Affiliated (Note 2)	49,357	5,174	5,208

Total cost of investments	$5,015,958	$5,040,001	$27,797,380

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,077,285	$5,226,630	$27,456,798
Affiliated (Note 2)	50,322	5,174	5,208

Total fair value of investments	5,127,607	5,231,804	27,462,006
Foreign currencies, at value[a]	—	3,712	—
Receivables:
Investment securities sold	20,021	—	175,138
Due from custodian (Note 4)	590	114,554	—
Dividends and interest	3,797	15,846	5,792
Capital shares sold	—	—	29,306

Total Assets	5,152,015	5,365,916	27,672,242

LIABILITIES
Payables:
Investment securities purchased	20,932	114,554	175,368
Investment advisory fees (Note 2)	1,202	1,214	1,164

Total Liabilities	22,134	115,768	176,532

NET ASSETS	$5,129,881	$5,250,148	$27,495,710

Net assets consist of:
Paid-in capital	$5,016,794	$5,040,238	$27,825,960
Undistributed net investment income	2,780	18,183	5,142
Accumulated net realized loss	(1,324)	(124)	(68)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	111,631	191,851	(335,324)

NET ASSETS	$5,129,881	$5,250,148	$27,495,710

Shares outstanding[b]	200,000	200,000	1,100,000

Net asset value per share	$25.65	$26.25	$25.00

[a]	Cost of foreign currencies: $ —, $3,674 and $ —, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2012

	iShares MSCI Global Select Metals & Mining Producers Fund	iShares MSCI Global Silver Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,473,797	$4,933,750
Affiliated (Note 2)	2,241	4,576

Total cost of investments	$2,476,038	$4,938,326

Investments in securities, at fair value (Note 1):
Unaffiliated	$2,501,839	$5,101,332
Affiliated (Note 2)	2,241	4,576

Total fair value of investments	2,504,080	5,105,908
Foreign currencies, at value[a]	3,841	—
Receivables:
Investment securities sold	5,499	36,988
Due from custodian (Note 4)	16,533	12,047
Dividends	11,624	—

Total Assets	2,541,577	5,154,943

LIABILITIES
Payables:
Investment securities purchased	25,298	50,385
Investment advisory fees (Note 2)	777	1,098

Total Liabilities	26,075	51,483

NET ASSETS	$2,515,502	$5,103,460

Net assets consist of:
Paid-in capital	$2,476,586	$4,939,471
Undistributed net investment income (accumulated net investment loss)	11,281	(1,098)
Accumulated net realized loss	(467)	(2,497)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	28,102	167,584

NET ASSETS	$2,515,502	$5,103,460

Shares outstanding[b]	100,000	200,000

Net asset value per share	$25.16	$25.52

[a]	Cost of foreign currencies: $3,796 and $ —, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Period ended February 29, 2012

	iShares MSCI Global Agriculture Producers Fund[a]	iShares MSCI Global Energy Producers Fund[a]	iShares MSCI Global Gold Miners Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$3,982	$19,397	$6,306

Total investment income	3,982	19,397	6,306

EXPENSES
Investment advisory fees (Note 2)	1,227	1,214	1,164

Total expenses	1,227	1,214	1,164
Less investment advisory fees waived (Note 2)	(25)	—	—

Net expenses	1,202	1,214	1,164

Net investment income	2,780	18,183	5,142

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(557)	(18)	(68)
Foreign currency transactions	(767)	(106)	—

Net realized loss	(1,324)	(124)	(68)

Net change in unrealized appreciation/depreciation on:
Investments	111,649	191,803	(335,374)
Translation of assets and liabilities in foreign currencies	(18)	48	50

Net change in unrealized appreciation/depreciation	111,631	191,851	(335,324)

Net realized and unrealized gain (loss)	110,307	191,727	(335,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,087	$209,910	$(330,250)

[a]	For the period from January 31, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $5, $536 and $551, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Period ended February 29, 2012

	iShares MSCI Global Select Metals & Mining Producers Fund[a]	iShares MSCI Global Silver Miners Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$12,058	$—

Total investment income	12,058	—

EXPENSES
Investment advisory fees (Note 2)	777	1,098

Total expenses	777	1,098

Net investment income (loss)	11,281	(1,098)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(66)	(2,497)
Foreign currency transactions	(401)	—

Net realized loss	(467)	(2,497)

Net change in unrealized appreciation/depreciation on:
Investments	28,042	167,582
Translation of assets and liabilities in foreign currencies	60	2

Net change in unrealized appreciation/depreciation	28,102	167,584

Net realized and unrealized gain	27,635	165,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,916	$163,989

[a]	For the period from January 31, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $94 and $ —, respectively.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund
	Period from January 31, 2012[a] to February 29, 2012 (Unaudited)	Period from January 31, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,780	$18,183
Net realized loss	(1,324)	(124)
Net change in unrealized appreciation/depreciation	111,631	191,851

Net increase in net assets resulting from operations	113,087	209,910

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,016,794	5,040,238

Net increase in net assets from capital share transactions	5,016,794	5,040,238

INCREASE IN NET ASSETS	5,129,881	5,250,148

NET ASSETS
Beginning of period	—	—

End of period	$5,129,881	$5,250,148

Undistributed net investment income included in net assets at end of period	$2,780	$18,183

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners Fund	iShares MSCI Global Select Metals & Mining Producers Fund
	Period from January 31, 2012[a] to February 29, 2012 (Unaudited)	Period from January 31, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,142	$11,281
Net realized loss	(68)	(467)
Net change in unrealized appreciation/depreciation	(335,324)	28,102

Net increase (decrease) in net assets resulting from operations	(330,250)	38,916

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,825,960	2,476,586

Net increase in net assets from capital share transactions	27,825,960	2,476,586

INCREASE IN NET ASSETS	27,495,710	2,515,502

NET ASSETS
Beginning of period	—	—

End of period	$27,495,710	$2,515,502

Undistributed net investment income included in net assets at end of period	$5,142	$11,281

SHARES ISSUED
Shares sold	1,100,000	100,000

Net increase in shares outstanding	1,100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares MSCI Global Silver Miners Fund
Period from January 31, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(1,098)
Net realized loss	(2,497)
Net change in unrealized appreciation/depreciation	167,584

Net increase in net assets resulting from operations	163,989

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,939,471

Net increase in net assets from capital share transactions	4,939,471

INCREASE IN NET ASSETS	5,103,460

NET ASSETS
Beginning of period	—

End of period	$5,103,460

Accumulated net investment loss included in net assets at end of period	$(1,098)

SHARES ISSUED
Shares sold	200,000

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Agriculture Producers Fund

Period from Jan. 31, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$24.88

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	0.75

Total from investment operations	0.77

Net asset value, end of period	$25.65

Total return	3.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,130
Ratio of expenses to average net assets[e]	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%
Ratio of net investment income to average net assets[e]	0.88%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2012 would have been 1%. See Note 4.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Energy Producers Fund

Period from Jan. 31, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$24.79

Income from investment operations:
Net investment income[b]	0.12
Net realized and unrealized gain[c]	1.34

Total from investment operations	1.46

Net asset value, end of period	$26.25

Total return	5.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,250
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	5.84%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Gold Miners Fund

Period from Jan. 31, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized loss[c]	(0.03)

Net asset value, end of period	$25.00

Total return	(0.04)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,496
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	1.72%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Select Metals & Mining Producers Fund

Period from Jan. 31, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$24.76

Income from investment operations:
Net investment income[b]	0.11
Net realized and unrealized gain[c]	0.29

Total from investment operations	0.40

Net asset value, end of period	$25.16

Total return	1.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,516
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	5.66%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Silver Miners Fund

Period from Jan. 31, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$24.87

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	0.66

Total from investment operations	0.65

Net asset value, end of period	$25.52

Total return	2.61%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,103
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment loss to average net assets[e]	(0.39)%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Fund	Diversification Classification
Global Agriculture Producers[a]	Non-diversified
Global Energy Producers[a]	Non-diversified
Global Gold Miners[a]	Non-diversified
Global Select Metals & Mining Producers[a]	Non-diversified
Global Silver Miners[a]	Non-diversified

[a]	The Fund commenced operations on January 31, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Agriculture Producers
Assets:
Common Stocks	$5,003,540	$—	$—	$5,003,540
Preferred Stocks	73,745	—	—	73,745
Investment Companies	45,209	—	—	45,209
Short-Term Investments	5,113	—	—	5,113

	$5,127,607	$—	$—	$5,127,607

Global Energy Producers
Assets:
Common Stocks	$5,110,261	$—	$—	$5,110,261
Preferred Stocks	116,369	—	—	116,369
Short-Term Investments	5,174	—	—	5,174

	$5,231,804	$—	$—	$5,231,804

Global Gold Miners
Assets:
Common Stocks	$27,456,798	$—	$—	$27,456,798
Short-Term Investments	5,208	—	—	5,208

	$27,462,006	$—	$—	$27,462,006

Global Select Metals & Mining Producers
Assets:
Common Stocks	$2,335,390	$592	$—	$2,335,982
Preferred Stocks	165,857	—	—	165,857
Short-Term Investments	2,241	—	—	2,241

	$2,503,488	$592	$—	$2,504,080

Global Silver Miners
Assets:
Common Stocks	$5,101,332	$—	$—	$5,101,332
Short-Term Investments	4,576	—	—	4,576

	$5,105,908	$—	$—	$5,105,908

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The iShares MSCI Global Select Metals & Mining Producers Fund did not hold any iShares funds during the period ended February 29, 2012.

At the Special Board of Directors meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the period ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Agriculture Producers
iShares S&P India Nifty 50 Index Fund	—	1,820	—	1,820	$45,209	$—	$—

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2012 were as follows:

iShares MSCI Fund	Purchases	Sales
Global Agriculture Producers	$395,986	$20,040
Global Energy Producers	257,842	3,236
Global Gold Miners	174,599	174,319
Global Select Metals & Mining Producers	403,141	9,021
Global Silver Miners	38,338	36,986

In-kind transactions (see Note 4) for the period ended February 29, 2012 were as follows:

iShares MSCI Fund	In-kind Purchases	In-kind Sales
Global Agriculture Producers	$4,635,457	$—
Global Energy Producers	4,780,240	—
Global Gold Miners	27,791,960	—
Global Select Metals & Mining Producers	2,079,742	—
Global Silver Miners	4,934,895	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Agriculture Producers	$5,015,958	$166,508	$(54,859)	$111,649
Global Energy Producers	5,040,001	211,154	(19,351)	191,803
Global Gold Miners	27,797,380	107,109	(442,483)	(335,374)
Global Select Metals & Mining Producers	2,476,038	78,038	(49,996)	28,042
Global Silver Miners	4,938,326	224,961	(57,379)	167,582

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-812-0212

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	April 18, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 18, 2012